Brighthouse Funds Trust II

Schedule of Investments
March 31, 2023

Brighthouse Funds Trust II

Schedule of Investments as of March 31, 2023

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-49

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-52

Brighthouse Asset Allocation 20 Portfolio	BHFTII-55

Brighthouse Asset Allocation 40 Portfolio	BHFTII-56

Brighthouse Asset Allocation 60 Portfolio	BHFTII-57

Brighthouse Asset Allocation 80 Portfolio	BHFTII-58

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-59

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-63

Brighthouse/Wellington Balanced Portfolio	BHFTII-101

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-126

Frontier Mid Cap Growth Portfolio	BHFTII-130

Jennison Growth Portfolio	BHFTII-134

Loomis Sayles Small Cap Core Portfolio	BHFTII-138

Loomis Sayles Small Cap Growth Portfolio	BHFTII-143

MetLife Aggregate Bond Index Portfolio	BHFTII-147

MetLife Mid Cap Stock index Portfolio	BHFTII-167

MetLife MSCI EAFE® Index Portfolio	BHFTII-175

MetLife Russell 2000® Index Portfolio	BHFTII-186

MetLife Stock Index Portfolio	BHFTII-207

MFS® Total Return Portfolio	BHFTII-217

MFS® Value Portfolio	BHFTII-232

Neuberger Berman Genesis Portfolio	BHFTII-237

T. Rowe Price Large Cap Growth Portfolio	BHFTII-241

T. Rowe Price Small Cap Growth Portfolio	BHFTII-248

VanEck Global Natural Resources Portfolio	BHFTII-255

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-259

Western Asset Management U.S. Government Portfolio	BHFTII-283

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia—0.6%
Cochlear, Ltd.	63,463	$10,059,774

Brazil—4.8%
MercadoLibre, Inc. (a)	57,221	75,420,711

Canada—4.2%
AbCellera Biologics, Inc. (a) (b)	545,830	4,115,558
Constellation Software, Inc.	11,880	22,335,191
Lumine Group, Inc. (a)	35,644	387,957
Ritchie Bros. Auctioneers, Inc.	157,332	8,856,218
Shopify, Inc. - Class A (a)	285,968	13,709,306
Topicus.com, Inc. (a)	240,544	17,189,596

		66,593,826

China—6.8%
Alibaba Group Holding, Ltd. (a)	1,088,772	13,846,685
Futu Holdings, Ltd. (ADR) (a) (b)	107,345	5,565,838
Meituan - Class B (a) (b)	885,370	16,081,525
Ping An Insurance Group Co. of China, Ltd. - Class H	2,010,000	13,027,532
Prosus NV (a)	172,407	13,482,658
Tencent Holdings, Ltd.	505,400	24,695,536
Tencent Music Entertainment Group (ADR) (a)	1,914,116	15,848,880
Wuxi Biologics Cayman, Inc. (a)	777,500	4,809,046

		107,357,700

Denmark—4.4%
Ambu A/S - Class B (b)	476,632	7,157,316
Chr Hansen Holding A/S	209,478	15,897,531
DSV A/S	144,856	27,959,596
Novozymes A/S - B Shares	370,039	18,954,533

		69,968,976

Finland—1.3%
Kone Oyj - Class B	397,639	20,741,886

France—8.1%
Danone S.A.	412,239	25,628,142
Dassault Systemes SE	602,812	24,896,106
Edenred	476,760	28,208,298
Kering S.A.	39,527	25,797,557
Nexans S.A.	93,840	9,349,564
Sartorius Stedim Biotech	45,632	14,021,835

		127,901,502

Germany—8.5%
BioNTech SE (ADR) (b)	89,334	11,128,336
Deutsche Boerse AG	167,338	32,567,570
Rational AG	34,702	23,226,015
SAP SE	304,380	38,290,152
Scout24 SE	497,330	29,505,101

		134,717,174

Hong Kong—4.4%
AIA Group, Ltd.	4,743,400	49,840,711
Hong Kong Exchanges & Clearing, Ltd.	456,900	20,279,394

		70,120,105

India—3.1%
Housing Development Finance Corp., Ltd.	1,181,255	37,770,684
ICICI Lombard General Insurance Co., Ltd.	858,375	11,193,633

		48,964,317

Ireland—6.6%
CRH plc	718,284	36,276,271
Kingspan Group plc	413,145	28,361,379
Ryanair Holdings plc (ADR) (a)	422,836	39,869,207

		104,506,857

Italy—1.4%
FinecoBank Banca Fineco S.p.A.	1,413,676	21,739,481

Japan—13.3%
Denso Corp.	410,200	23,155,390
FANUC Corp.	679,000	24,484,830
Japan Exchange Group, Inc.	999,400	15,248,455
Keyence Corp.	37,700	18,483,050
MonotaRO Co., Ltd.	1,154,100	14,508,953
Nidec Corp. (b)	228,900	11,881,827
Nintendo Co., Ltd.	349,300	13,540,780
Shimano, Inc.	102,700	17,816,247
Shiseido Co., Ltd.	462,700	21,715,750
SMC Corp.	38,400	20,359,557
Sony Group Corp.	320,500	29,138,009

		210,332,848

Netherlands—6.4%
Adyen NV (a)	12,183	19,317,567
ASML Holding NV	49,038	33,507,416
EXOR NV (a)	188,424	15,526,908
IMCD NV	190,352	31,153,771
Just Eat Takeaway (a)	114,249	2,191,247

		101,696,909

Norway—0.6%
Aker Carbon Capture ASA (a)	7,051,701	10,003,786

Panama—1.0%
Copa Holdings S.A. - Class A (a)	171,842	15,869,609

Russia—0.0%
Magnit PJSC (a) (c) (d)	124,832	0
Magnit PJSC (GDR) (a) (c) (d)	3	0
MMC Norilsk Nickel PJSC (a) (c) (d)	39,210	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0

		0

South Africa—1.2%
Discovery, Ltd. (a)	2,459,727	19,293,400

South Korea—3.0%
Coupang, Inc. (a)	793,249	12,691,984
Samsung Electronics Co., Ltd.	712,036	35,308,663

		48,000,647

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Spain—1.7%
Amadeus IT Group S.A. (a)	390,205	$26,126,823

Sweden—4.1%
Atlas Copco AB - B Shares	2,827,052	32,505,458
Epiroc AB - B Shares	1,407,901	23,999,102
MIPS AB	179,411	9,056,442

		65,561,002

Switzerland—5.0%
Cie Financiere Richemont S.A. - Class A	225,484	36,145,283
Nestle S.A.	292,705	35,732,493
Wizz Air Holdings plc (a)	207,991	7,661,141

		79,538,917

Taiwan—4.3%
Sea, Ltd. (ADR) (a)	197,146	17,062,987
Taiwan Semiconductor Manufacturing Co., Ltd.	2,868,000	50,809,119

		67,872,106

United Kingdom—3.7%
Experian plc	648,387	21,341,788
Oxford Nanopore Technologies plc (a)	2,100,439	5,788,961
Rio Tinto plc	451,098	30,573,216

		57,703,965

United States—0.8%
Spotify Technology S.A. (a)	95,363	12,742,404

Total Common Stocks (Cost $1,376,414,787)		1,572,834,725

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $9,466,428; collateralized by U.S. Treasury Note at 1.125%, maturing 01/15/25, with a market value of $9,654,121.	9,464,771	9,464,771

Total Short-Term Investments (Cost $9,464,771)		9,464,771

Securities Lending Reinvestments (e)—0.2%

Repurchase Agreements—0.1%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $102,358.	100,000	100,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $558,712; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $569,658.	558,489	558,489
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $200,083; collateralized by various Common Stock with an aggregate market value of $222,376.	200,000	200,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $400,547; collateralized by various Common Stock with an aggregate market value of $445,438.	400,000	400,000

		1,258,489

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (f)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (f)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (f)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (f)	500,000	500,000

		1,800,000

Total Securities Lending Reinvestments (Cost $3,058,489)		3,058,489

Total Investments—100.1% (Cost $1,388,938,047)		1,585,357,985
Other assets and liabilities (net)—(0.1)%		(847,281)

Net Assets—100.0%		$1,584,510,704

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $18,505,655 and the collateral received consisted of cash in the amount of $3,058,489 and non-cash collateral with a value of $24,424,764. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Machinery	9.2
Broadline Retail	7.3
Software	6.5
Financial Services	6.4
Insurance	5.9
Semiconductors & Semiconductor Equipment	5.3
Capital Markets	4.6
Passenger Airlines	4.0
Textiles, Apparel & Luxury Goods	3.9
Food Products	3.9

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$10,059,774	$—	$10,059,774
Brazil	75,420,711	—	—	75,420,711
Canada	66,593,826	—	—	66,593,826
China	21,414,718	85,942,982	—	107,357,700
Denmark	—	69,968,976	—	69,968,976
Finland	—	20,741,886	—	20,741,886
France	—	127,901,502	—	127,901,502
Germany	11,128,336	123,588,838	—	134,717,174
Hong Kong	—	70,120,105	—	70,120,105
India	—	48,964,317	—	48,964,317
Ireland	39,869,207	64,637,650	—	104,506,857
Italy	—	21,739,481	—	21,739,481
Japan	—	210,332,848	—	210,332,848
Netherlands	—	101,696,909	—	101,696,909
Norway	—	10,003,786	—	10,003,786
Panama	15,869,609	—	—	15,869,609
Russia	—	—	0	0
South Africa	—	19,293,400	—	19,293,400
South Korea	12,691,984	35,308,663	—	48,000,647
Spain	—	26,126,823	—	26,126,823
Sweden	—	65,561,002	—	65,561,002
Switzerland	—	79,538,917	—	79,538,917
Taiwan	17,062,987	50,809,119	—	67,872,106
United Kingdom	—	57,703,965	—	57,703,965
United States	12,742,404	—	—	12,742,404
Total Common Stocks	272,793,782	1,300,040,943	0	1,572,834,725
Total Short-Term Investment*	—	9,464,771	—	9,464,771
Securities Lending Reinvestments
Repurchase Agreements	—	1,258,489	—	1,258,489
Mutual Funds	1,800,000	—	—	1,800,000
Total Securities Lending Reinvestments	1,800,000	1,258,489	—	3,058,489
Total Investments	$274,593,782	$1,310,764,203	$0	$1,585,357,985

Collateral for Securities Loaned (Liability)	$—	$(3,058,489)	$—	$(3,058,489)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—56.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.1%
Fannie Mae 15 Yr. Pool
1.500%, 12/01/35	179,047	$157,421
1.500%, 03/01/36	408,226	360,801
1.500%, 05/01/36	639,285	565,062
1.500%, 06/01/36	2,305,297	2,037,484
1.500%, 12/01/36	1,033,061	908,530
1.500%, 02/01/37	673,208	592,068
2.000%, 10/01/31	87,499	80,698
2.000%, 11/01/31	1,122,782	1,035,003
2.000%, 12/01/31	122,035	112,543
2.000%, 03/01/32	803,008	740,537
2.000%, 06/01/35	863,630	781,381
2.000%, 09/01/35	280,864	254,111
2.000%, 02/01/36	299,252	270,731
2.000%, 03/01/36	491,525	443,615
2.000%, 04/01/36	704,920	637,776
2.000%, 05/01/36	476,638	430,485
2.000%, 07/01/36	774,814	701,059
2.000%, 11/01/36	346,200	312,535
2.000%, 01/01/37	342,222	309,080
2.000%, 02/01/37	1,235,345	1,114,584
2.000%, 03/01/37	3,177,379	2,867,299
2.000%, 04/01/37	1,039,115	937,782
2.000%, 10/01/40	332,518	287,472
2.000%, 12/01/40	1,456,482	1,259,159
2.000%, 08/01/42	4,384,000	3,748,153
2.500%, 09/01/27	74,999	72,205
2.500%, 02/01/28	9,785	9,399
2.500%, 04/01/28	25,245	24,258
2.500%, 08/01/28	76,491	73,377
2.500%, 01/01/30	423,275	398,622
2.500%, 02/01/30	44,969	42,973
2.500%, 03/01/30	82,357	77,873
2.500%, 07/01/30	285,617	270,228
2.500%, 08/01/30	923,971	874,642
2.500%, 09/01/30	564,186	533,461
2.500%, 11/01/30	1,063,742	1,005,783
2.500%, 03/01/31	47,868	46,012
2.500%, 06/01/31	326,259	307,655
2.500%, 07/01/31	179,717	169,485
2.500%, 08/01/31	25,097	23,629
2.500%, 10/01/31	1,550,241	1,461,927
2.500%, 11/01/31	984,864	928,723
2.500%, 02/01/32	46,516	43,863
2.500%, 03/01/32	174,935	164,962
2.500%, 08/01/32	1,096,447	1,033,900
2.500%, 02/01/33	1,874,609	1,772,535
3.000%, 04/01/28	54,356	52,711
3.000%, 05/01/28	65,172	63,184
3.000%, 10/01/28	131,941	127,708
3.000%, 11/01/28	941,171	911,407
3.000%, 12/01/28	229,752	222,468
3.000%, 01/01/29	113,208	109,395
3.000%, 04/01/29	444,005	426,467
3.000%, 05/01/29	681,169	654,190

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.000%, 08/01/29	598,324	575,330
3.000%, 10/01/29	180,975	173,806
3.000%, 03/01/30	382,401	367,243
3.000%, 04/01/30	310,520	298,221
3.000%, 05/01/30	514,274	493,061
3.000%, 07/01/30	377,415	361,414
3.000%, 08/01/30	1,624,874	1,556,393
3.000%, 09/01/30	443,980	425,227
3.000%, 08/01/31	1,592,476	1,519,123
3.000%, 09/01/31	201,447	192,951
3.000%, 03/01/32	348,267	333,036
3.500%, 08/01/28	125,419	122,794
3.500%, 10/01/28	1,021,174	994,647
3.500%, 11/01/28	988,899	965,412
3.500%, 02/01/29	1,203,070	1,171,750
3.500%, 04/01/29	242,126	236,029
3.500%, 05/01/29	891,369	869,313
3.500%, 07/01/29	326,977	318,467
3.500%, 09/01/29	69,049	67,242
3.500%, 08/01/30	259,762	253,017
3.500%, 11/01/32	104,580	101,854
3.500%, 01/01/33	63,377	61,726
4.000%, 10/01/33	2,483,647	2,462,048
4.000%, 01/01/41	96,059	93,546
4.500%, 02/01/25	30,700	30,762
4.500%, 04/01/25	8,449	8,471
4.500%, 07/01/25	16,541	16,571
4.500%, 06/01/26	190,824	191,322
Fannie Mae 20 Yr. Pool
1.500%, 11/01/41	19,703,073	16,166,085
1.500%, 12/01/41	10,083,575	8,273,402
2.000%, 12/01/41	1,434,338	1,227,454
2.000%, 02/01/42	732,068	629,278
2.000%, 03/01/42	7,049,000	6,059,226
2.000%, 04/01/42	1,090,480	933,319
3.000%, 10/01/36	46,192	43,293
3.000%, 11/01/36	530,299	497,016
3.000%, 12/01/36	849,491	796,170
Fannie Mae 30 Yr. Pool
1.500%, 10/01/50	2,410,428	1,898,104
1.500%, 11/01/50	2,089,766	1,645,590
1.500%, 03/01/51	2,792,925	2,197,840
2.000%, 09/01/50	1,657,053	1,374,932
2.000%, 10/01/50	2,113,510	1,755,134
2.000%, 11/01/50	388,772	322,414
2.000%, 12/01/50	2,235,881	1,862,159
2.000%, 01/01/51	13,253,066	10,993,076
2.000%, 02/01/51	1,706,950	1,415,331
2.000%, 03/01/51	1,718,441	1,432,154
2.000%, 04/01/51	3,313,674	2,768,651
2.000%, 08/01/51	12,619,291	10,451,467
2.000%, 11/01/51	21,753,126	18,051,180
2.000%, 12/01/51	7,161,368	5,956,380
2.000%, 01/01/52	7,644,288	6,384,867
2.000%, 02/01/52	11,680,323	9,722,646

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.000%, 03/01/52	4,895,939	$4,072,935
2.500%, 07/01/50	9,328,771	8,161,552
2.500%, 08/01/50	6,763,748	5,912,315
2.500%, 09/01/50	1,001,253	879,561
2.500%, 11/01/50	2,355,457	2,069,180
2.500%, 01/01/51	458,850	401,091
2.500%, 03/01/51	4,542,933	3,974,612
2.500%, 09/01/51	5,724,781	4,975,934
2.500%, 11/01/51	1,143,132	1,000,924
2.500%, 01/01/52	30,535,642	26,574,136
2.500%, 02/01/52	6,383,892	5,556,164
3.000%, 03/01/43	4,377,540	4,037,216
3.000%, 04/01/43	2,499,543	2,305,213
3.000%, 05/01/43	1,385,864	1,278,117
3.000%, 06/01/43	45,612	42,066
3.000%, 06/01/46	26,715	24,551
3.000%, 08/01/46	36,699	33,723
3.000%, 11/01/46	1,494,817	1,369,539
3.000%, 02/01/47	364,583	334,044
3.000%, 03/01/47	1,533,212	1,402,564
3.000%, 03/01/50	537,475	490,589
3.000%, 08/01/50	2,106,522	1,905,578
3.000%, 11/01/51	2,588,804	2,333,583
3.000%, 12/01/51	1,161,753	1,051,764
3.000%, 04/01/52	377,500	341,989
3.000%, 05/01/52	589,494	531,709
3.500%, 01/01/42	225,994	215,610
3.500%, 04/01/42	152,643	145,630
3.500%, 05/01/42	14,125	13,473
3.500%, 06/01/42	38,874	37,088
3.500%, 07/01/42	48,172	45,955
3.500%, 02/01/45	1,533,136	1,462,609
3.500%, 05/01/47	711,070	671,554
3.500%, 11/01/47	486,210	458,736
3.500%, 12/01/47	488,883	461,860
3.500%, 01/01/48	1,463,920	1,381,871
3.500%, 02/01/48	225,036	212,216
3.500%, 03/01/48	1,282,259	1,209,207
3.500%, 04/01/48	858,466	813,099
3.500%, 06/01/49	8,312,228	7,845,668
3.500%, 01/01/51	19,796,868	18,600,742
4.000%, 08/01/33	346,593	339,233
4.000%, 01/01/42	446,107	436,595
4.000%, 02/01/42	746,949	727,694
4.000%, 05/01/42	150,393	147,186
4.000%, 11/01/46	155,271	151,206
4.000%, 06/01/47	498,725	487,350
4.000%, 08/01/47	324,599	315,933
4.000%, 09/01/47	28,077	27,316
4.000%, 10/01/47	222,633	216,505
4.000%, 01/01/48	220,452	214,248
4.000%, 04/01/48	50,586	49,216
4.000%, 05/01/48	57,268	55,727
4.000%, 06/01/48	41,639	40,525
4.000%, 07/01/48	41,885	40,680

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 08/01/48	621,640	608,203
4.000%, 09/01/48	276,399	268,257
4.000%, 10/01/48	123,568	120,052
4.000%, 09/01/49	1,098,004	1,063,701
4.000%, 03/01/50	496,266	477,903
4.000%, 04/01/50	256,381	247,558
4.000%, 05/01/50	460,286	446,156
4.000%, 06/01/50	629,738	607,071
4.000%, 11/01/50	51,569	49,749
4.000%, 01/01/51	3,392,235	3,296,996
4.000%, 03/01/51	2,670,657	2,579,777
4.000%, 05/01/51	9,173,375	8,875,695
4.000%, 10/01/51	6,173,129	5,954,956
4.000%, 04/01/52	583,669	564,559
4.000%, 05/01/52	3,488,154	3,387,903
4.500%, 08/01/39	376,053	378,020
4.500%, 11/01/39	321,104	322,927
4.500%, 01/01/40	15,039	15,125
4.500%, 04/01/40	28,977	29,117
4.500%, 05/01/40	69,668	70,064
4.500%, 06/01/40	65,810	66,184
4.500%, 07/01/40	137,548	138,330
4.500%, 11/01/40	277,040	278,614
4.500%, 07/01/41	63,438	63,799
4.500%, 09/01/41	283,025	284,635
4.500%, 10/01/41	72,455	72,867
4.500%, 01/01/42	59,072	59,407
4.500%, 08/01/42	326,516	328,371
4.500%, 09/01/43	323,556	323,397
4.500%, 10/01/43	573,924	573,642
4.500%, 11/01/43	1,449,050	1,445,830
4.500%, 12/01/43	577,720	577,435
4.500%, 01/01/44	520,238	520,465
4.500%, 06/01/44	1,990,919	1,989,944
4.500%, 07/01/45	585,128	584,840
4.500%, 09/01/45	286,604	286,995
4.500%, 11/01/45	1,005,977	1,005,779
4.500%, 12/01/45	390,019	389,827
4.500%, 07/01/46	1,891,041	1,899,468
4.500%, 09/01/46	332,952	334,024
4.500%, 09/01/47	33,392	33,314
4.500%, 10/01/47	209,929	208,969
4.500%, 11/01/47	1,196,649	1,191,904
4.500%, 12/01/47	37,075	36,985
4.500%, 01/01/48	1,138,531	1,134,802
4.500%, 02/01/48	63,362	63,213
4.500%, 03/01/48	99,799	99,565
4.500%, 04/01/48	621,055	625,052
4.500%, 05/01/48	5,435,775	5,437,459
4.500%, 07/01/48	94,038	93,854
4.500%, 08/01/48	1,161,314	1,163,430
4.500%, 11/01/48	719,481	716,534
4.500%, 02/01/49	6,205,012	6,257,219
4.500%, 05/01/49	5,620,563	5,616,040
4.500%, 07/01/52	522,244	511,675

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 11/01/32	1,939	$1,964
5.000%, 09/01/35	80,145	81,845
5.000%, 06/01/39	3,375,109	3,446,735
5.000%, 04/01/41	5,120	5,132
5.000%, 07/01/41	100,006	102,139
5.000%, 08/01/41	114,252	116,694
5.000%, 01/01/42	44,992	45,329
5.000%, 12/01/52	465,856	464,633
5.000%, 01/01/53	3,787,451	3,781,740
5.500%, 11/01/32	358,029	369,124
5.500%, 12/01/32	64,010	66,054
5.500%, 01/01/33	226,807	234,049
5.500%, 12/01/33	87,435	90,228
5.500%, 05/01/34	722,986	745,969
5.500%, 08/01/37	756,335	780,521
5.500%, 02/01/38	140,031	144,984
5.500%, 03/01/38	73,015	75,804
5.500%, 06/01/38	43,698	44,138
5.500%, 12/01/38	78,122	78,943
5.500%, 01/01/39	130,570	135,558
5.500%, 08/01/39	93,751	95,558
5.500%, 12/01/39	179,382	186,240
5.500%, 04/01/40	17,409	17,927
5.500%, 04/01/41	100,848	102,794
5.500%, 01/01/53	1,036,306	1,049,434
6.000%, 02/01/34	86,469	90,264
6.000%, 08/01/34	63,455	65,991
6.000%, 04/01/35	1,009,484	1,049,564
6.000%, 06/01/36	142,366	148,696
6.000%, 02/01/38	170,483	177,690
6.000%, 03/01/38	72,085	75,308
6.000%, 05/01/38	205,346	214,503
6.000%, 10/01/38	235,649	245,613
6.000%, 12/01/38	83,543	87,278
6.000%, 04/01/40	781,105	815,395
6.000%, 09/01/40	83,021	86,329
6.000%, 06/01/41	191,341	199,895
6.000%, 11/01/52	83,029	85,179
6.000%, 01/01/53	512,064	531,511
6.500%, 05/01/40	1,122,501	1,180,499
Fannie Mae REMICS (CMO)
5.000%, 04/25/35	2,949	2,923
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	19,736	19,062
2.500%, 10/01/28	121,188	116,290
2.500%, 08/01/29	274,491	259,874
2.500%, 12/01/29	117,291	110,842
2.500%, 05/01/30	366,730	347,145
2.500%, 07/01/30	231,618	219,019
2.500%, 08/01/30	847,643	802,471
2.500%, 09/01/30	940,534	890,356
2.500%, 04/01/31	721,475	682,971
3.000%, 01/01/30	255,587	245,374
3.000%, 04/01/30	1,465,808	1,408,674
3.000%, 05/01/30	254,640	244,197

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/30	9,189	8,812
3.000%, 07/01/30	534,295	511,559
3.000%, 08/01/30	165,683	158,884
Freddie Mac 15 Yr. Pool
1.500%, 04/01/36	3,605,730	3,186,855
1.500%, 05/01/36	628,091	555,134
2.000%, 09/01/35	830,755	751,778
2.000%, 01/01/36	1,806,509	1,635,465
2.000%, 02/01/36	2,141,849	1,937,815
2.000%, 03/01/36	331,744	299,460
2.000%, 05/01/36	1,983,187	1,791,156
2.000%, 04/01/37	619,691	559,283
Freddie Mac 20 Yr. Pool
2.000%, 02/01/42	447,448	384,623
2.000%, 03/01/42	1,605,774	1,375,383
2.000%, 04/01/42	466,755	399,486
3.000%, 09/01/37	58,182	54,528
3.000%, 06/01/38	1,194,485	1,119,550
3.500%, 01/01/34	536,213	522,230
3.500%, 05/01/35	2,014,322	1,961,835
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	794,880	733,901
3.000%, 03/01/43	1,324,905	1,223,258
3.000%, 12/01/46	842,117	773,069
3.500%, 04/01/42	943,178	900,814
3.500%, 05/01/42	29,163	27,853
3.500%, 08/01/42	789,825	754,343
3.500%, 10/01/42	40,129	38,131
3.500%, 06/01/43	133,683	127,467
3.500%, 01/01/44	274,663	262,187
3.500%, 05/01/44	53,516	50,954
3.500%, 06/01/44	121,490	116,032
3.500%, 07/01/44	49,342	46,971
3.500%, 09/01/44	100,067	95,259
3.500%, 09/01/45	82,801	78,823
3.500%, 03/01/47	752,253	713,245
3.500%, 10/01/47	664,739	632,788
3.500%, 12/01/47	799,912	761,463
3.500%, 01/01/48	276,078	261,900
4.000%, 08/01/40	85,698	83,961
4.000%, 09/01/40	118,194	115,799
4.000%, 10/01/40	67,200	65,839
4.000%, 11/01/40	217,165	213,186
4.000%, 04/01/41	5,776	5,659
4.000%, 10/01/41	189,078	186,192
4.000%, 09/01/43	186,905	184,618
4.000%, 04/01/44	407,864	401,636
4.000%, 07/01/44	76,460	74,911
4.000%, 02/01/45	106,605	105,755
4.000%, 09/01/45	581,675	579,848
4.000%, 12/01/45	3,495,585	3,414,418
4.500%, 02/01/39	413,242	416,035
4.500%, 08/01/39	294,510	294,977
4.500%, 12/01/39	89,671	90,279
4.500%, 07/01/40	30,742	30,950

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 05/01/41	425,316	$427,686
4.500%, 05/01/42	481,439	484,696
4.500%, 10/01/43	151,862	150,976
4.500%, 12/01/43	544,039	548,230
4.500%, 04/01/47	988,038	992,172
4.500%, 05/01/47	360,092	360,096
4.500%, 07/01/47	784,504	783,947
4.500%, 02/01/49	987,738	987,077
4.500%, 04/01/49	568,685	567,437
5.000%, 10/01/41	236,364	241,661
5.000%, 11/01/41	1,684,205	1,721,958
5.500%, 02/01/35	61,529	63,565
5.500%, 09/01/39	66,732	68,791
5.500%, 01/01/40	77,699	78,645
5.500%, 06/01/41	859,101	892,871
Freddie Mac 30 Yr. Pool
1.500%, 08/01/50	922,951	726,790
1.500%, 10/01/50	2,303,777	1,814,116
2.000%, 08/01/50	346,383	288,013
2.000%, 11/01/50	640,638	536,254
2.000%, 02/01/51	16,167,351	13,411,350
2.000%, 03/01/51	3,693,962	3,062,548
2.000%, 04/01/51	1,920,578	1,609,865
2.000%, 05/01/51	1,148,729	961,459
2.000%, 07/01/51	4,423,299	3,707,654
2.000%, 09/01/51	1,539,115	1,277,100
2.000%, 10/01/51	4,541,077	3,760,609
2.000%, 12/01/51	5,552,985	4,619,134
2.000%, 01/01/52	15,713,678	13,136,410
2.000%, 02/01/52	1,779,074	1,482,008
2.500%, 07/01/50	458,057	399,296
2.500%, 02/01/51	3,794,842	3,333,441
2.500%, 05/01/51	12,992,565	11,385,460
2.500%, 11/01/51	11,567,965	10,110,480
2.500%, 12/01/51	5,818,184	5,059,318
2.500%, 01/01/52	31,421,199	27,363,381
2.500%, 04/01/52	9,557,818	8,332,825
3.000%, 06/01/44	7,087,100	6,536,458
3.000%, 02/01/47	587,067	539,122
3.000%, 08/01/50	4,879,401	4,439,557
3.000%, 09/01/50	2,246,359	2,059,069
3.000%, 07/01/51	448,218	407,558
3.000%, 10/01/51	633,247	571,632
3.000%, 02/01/52	330,856	301,727
3.000%, 03/01/52	9,442,423	8,554,222
3.000%, 08/01/52	16,940,917	15,330,782
3.500%, 09/01/44	16,470	15,709
3.500%, 03/01/46	2,645,491	2,523,772
3.500%, 09/01/46	613,934	577,450
3.500%, 01/01/48	3,646,758	3,446,440
3.500%, 06/01/48	1,041,746	983,838
3.500%, 08/01/50	334,291	313,487
4.000%, 01/01/45	5,366,626	5,253,192
4.000%, 07/01/47	1,249,415	1,218,515
4.000%, 04/01/48	2,725,005	2,709,201

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
4.000%, 06/01/48	1,191,399	1,161,571
4.000%, 05/01/49	119,049	115,650
4.000%, 03/01/50	2,459,322	2,390,164
4.000%, 06/01/50	1,362,602	1,318,343
4.000%, 07/01/50	979,485	951,336
4.000%, 06/01/52	418,159	406,141
4.500%, 07/01/52	1,588,216	1,557,543
4.500%, 08/01/52	493,764	483,754
5.000%, 11/01/52	931,715	931,011
5.000%, 12/01/52	4,148,079	4,149,450
5.000%, 01/01/53	1,203,897	1,204,301
5.000%, 02/01/53	348,845	348,315
5.500%, 01/01/53	1,119,093	1,133,920
5.500%, 03/01/53	817,000	829,451
6.000%, 11/01/52	76,336	78,313
6.000%, 01/01/53	1,605,061	1,666,019
6.000%, 02/01/53	3,909,875	4,048,195
6.000%, 03/01/53	2,178,530	2,264,476
Freddie Mac Gold Pool
3.000%, 09/01/27	134,359	128,899
3.000%, 07/01/28	77,512	74,359
Freddie Mac Multifamily Structured Pass-Through Certificates
0.805%, 05/25/29 (b) (c)	6,245,495	230,305
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
9.295%, 1M LIBOR + 4.450%, 03/25/30 (b)	682,210	711,065
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (c)	25,250,243	108,051
4.232%, 08/25/50 (144A) (b)	304,000	288,599
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	457,759	428,276
3.500%, 01/15/42	132,965	129,216
3.500%, 02/15/42	77,226	75,047
3.500%, 04/15/42	165,784	161,108
3.500%, 05/15/42	192,291	186,892
3.500%, 08/15/42	195,548	190,044
3.500%, 11/15/42	71,297	68,784
3.500%, 12/15/42	545,159	529,782
3.500%, 01/15/43	156,268	151,861
3.500%, 02/15/43	321,524	312,453
3.500%, 03/15/43	232,562	226,001
3.500%, 04/15/43	774,133	752,315
3.500%, 05/15/43	1,089,856	1,059,149
3.500%, 06/15/43	319,131	310,145
3.500%, 07/15/43	907,745	882,176
4.000%, 03/15/41	258,732	250,427
4.000%, 12/15/41	22,372	21,718
4.500%, 02/15/42	3,072,330	3,101,826
4.500%, 03/15/47	70,004	70,409
4.500%, 04/15/47	153,658	154,601
4.500%, 05/15/47	54,086	54,623
5.000%, 12/15/38	103,302	106,857
5.000%, 07/15/39	176,577	182,614
5.000%, 10/15/39	125,290	129,201
5.000%, 09/15/40	7,512	7,746
5.000%, 12/15/40	339,461	350,958

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.500%, 04/15/33	10,701	$11,014
6.500%, 04/15/33	32,130	33,843
Ginnie Mae II 30 Yr. Pool
2.000%, 08/20/50	7,324,342	6,258,578
2.000%, 11/20/50	939,671	803,651
2.000%, 01/20/51	10,967,270	9,365,098
2.000%, 02/20/51	819,981	699,636
2.000%, TBA (a)	23,155,300	19,669,609
2.500%, 04/20/51	6,417,315	5,673,992
2.500%, 10/20/51	3,767,778	3,316,696
2.500%, 12/20/51	8,945,489	7,872,260
2.500%, 05/20/52	5,275,296	4,640,435
2.500%, 06/20/52	4,140,956	3,643,890
2.500%, 07/20/52	2,836,257	2,495,806
2.500%, 12/20/52	465,839	410,042
2.500%, 01/20/53	1,987,821	1,749,611
2.500%, TBA (a)	10,089,369	8,878,645
3.000%, 12/20/44	39,894	37,270
3.000%, 09/20/47	808,101	745,215
3.000%, 03/20/49	20,296	18,684
3.000%, 05/20/50	319,009	292,909
3.000%, 01/20/51	22,698,825	20,759,291
3.000%, TBA (a)	8,472,470	7,717,177
3.500%, 04/20/43	737,862	705,830
3.500%, 05/20/43	403,599	386,418
3.500%, 07/20/43	31,259	29,905
3.500%, 02/20/44	797,120	761,873
3.500%, 03/20/45	28,309	26,942
3.500%, 04/20/45	42,124	40,143
3.500%, 05/20/45	173,024	164,713
3.500%, 07/20/45	31,057	29,536
3.500%, 08/20/45	41,848	39,838
3.500%, 10/20/45	79,444	75,552
3.500%, 11/20/45	29,222	27,791
3.500%, 12/20/45	439,549	416,754
3.500%, 01/20/46	88,257	84,075
3.500%, 05/20/46	367,319	349,615
3.500%, 09/20/46	139,013	132,290
3.500%, 10/20/46	853,432	810,996
3.500%, 03/20/48	34,055	32,348
3.500%, 04/20/48	13,864	13,170
3.500%, TBA (a)	14,410,496	13,509,277
4.000%, 04/20/39	15,448	15,253
4.000%, 07/20/39	113,946	112,508
4.000%, 09/20/40	29,410	29,039
4.000%, 10/20/40	338,013	333,748
4.000%, 11/20/40	188,983	186,598
4.000%, 12/20/40	718,232	709,168
4.000%, 01/20/41	640,692	632,607
4.000%, 02/20/41	11,397	11,253
4.000%, 07/20/43	67,043	66,197
4.000%, 08/20/44	249,462	244,932
4.000%, 10/20/46	43,661	42,488
4.000%, 05/20/47	170,014	165,976
4.000%, 06/20/47	439,732	429,292

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 11/20/47	502,695	490,755
4.000%, 12/20/47	245,710	239,875
4.000%, 05/20/50	504,289	490,691
4.000%, TBA (a)	11,729,500	11,292,438
4.500%, 12/20/39	25,980	26,309
4.500%, 01/20/40	31,750	32,151
4.500%, 02/20/40	25,961	26,289
4.500%, 05/20/40	1,633	1,654
4.500%, 09/20/48	258,512	257,581
4.500%, 03/20/49	1,035,189	1,031,048
4.500%, 04/20/49	223,196	222,303
4.500%, 05/20/49	874,381	868,967
4.500%, 04/20/50	24,968	24,835
4.500%, TBA (a)	5,923,000	5,833,871
5.000%, 10/20/33	315,307	324,988
5.000%, 10/20/39	95,110	97,645
5.000%, 07/20/42	131,777	135,342
5.000%, TBA (a)	5,845,000	5,852,306
5.500%, TBA (a)	3,721,000	3,763,079
6.000%, TBA (a)	2,832,000	2,884,768
Government National Mortgage Association
0.524%, 03/16/55 (b) (c)	1,243,128	20,915
0.598%, 09/16/55 (b) (c)	1,077,201	24,205
0.909%, 02/16/50 (b) (c)	148,450	3,445
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.000%, TBA (a)	9,966,914	8,992,514
2.500%, TBA (a)	6,952,800	6,452,796
4.500%, TBA (a)	743,000	740,736
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (a)	12,214,855	10,097,437
2.500%, TBA (a)	4,564,900	3,930,248
3.000%, TBA (a)	31,384,574	28,178,578
3.500%, TBA (a)	11,288,006	10,492,732
5.000%, TBA (a)	23,643,346	23,580,543
5.500%, TBA (a)	3,766,000	3,804,028
6.000%, TBA (a)	3,338,900	3,407,895

		871,707,153

U.S. Treasury—25.9%
U.S. Treasury Bonds
1.125%, 05/15/40	10,822,000	7,201,280
1.125%, 08/15/40	10,822,000	7,153,088
1.375%, 11/15/40	10,822,000	7,454,075
1.625%, 11/15/50	7,108,000	4,558,283
2.250%, 08/15/49	4,760,000	3,579,111
2.375%, 05/15/51	21,648,500	16,623,680
2.500%, 02/15/45 (d)	20,100,000	16,038,387
2.750%, 11/15/47 (d) (e)	20,100,000	16,722,258
2.875%, 05/15/43	3,865,000	3,339,451
2.875%, 11/15/46	3,706,000	3,158,062
3.000%, 05/15/47	7,399,700	6,439,762
3.000%, 02/15/48 (d) (e)	23,806,000	20,765,155
3.000%, 08/15/52	7,210,800	6,334,237
3.125%, 02/15/43	3,865,000	3,475,179

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.125%, 08/15/44	7,210,100	$6,432,761
3.375%, 11/15/48 (d)	26,116,300	24,428,942
3.625%, 08/15/43	3,865,000	3,751,466
3.750%, 11/15/43	3,865,000	3,817,593
4.250%, 05/15/39	1,010,000	1,089,340
4.375%, 11/15/39	1,010,000	1,103,425
4.375%, 05/15/40	7,210,800	7,867,659
4.500%, 08/15/39	15,430,200	17,134,755
U.S. Treasury Inflation Indexed Bond
1.500%, 02/15/53 (f)	58,862	59,725
U.S. Treasury Inflation Indexed Notes
1.625%, 10/15/27 (f)	58,082,781	59,212,673
U.S. Treasury Notes
0.375%, 04/30/25	41,246,000	38,255,665
0.375%, 12/31/25	12,344,000	11,251,363
0.375%, 09/30/27	7,108,000	6,146,476
0.500%, 05/31/27	15,364,000	13,481,910
0.500%, 08/31/27	7,508,300	6,544,539
0.750%, 05/31/26	12,344,000	11,228,218
1.250%, 11/30/26	11,551,200	10,566,641
1.250%, 03/31/28	5,324,000	4,748,758
1.250%, 04/30/28	5,324,000	4,740,232
1.250%, 05/31/28	5,324,000	4,733,993
1.250%, 06/30/28	7,108,000	6,308,905
1.250%, 08/15/31	28,432,000	23,848,451
1.500%, 10/31/24	41,246,000	39,512,379
1.500%, 08/15/26	10,766,000	9,992,614
1.500%, 02/15/30	5,471,000	4,796,101
1.625%, 08/15/29	2,246,000	2,003,327
1.625%, 05/15/31	16,205,000	14,083,791
1.750%, 07/31/24	14,357,000	13,865,721
1.750%, 12/31/24	41,246,000	39,570,381
2.000%, 02/15/25	9,276,000	8,918,004
2.125%, 07/31/24	7,432,000	7,213,685
2.125%, 05/15/25	8,178,000	7,861,741
2.375%, 05/15/29	5,471,000	5,104,486
2.625%, 04/15/25	14,421,500	14,014,769
2.625%, 02/15/29	5,471,000	5,187,619
2.750%, 05/15/25	16,557,700	16,123,060
2.750%, 08/15/32	55,981,000	52,683,369
2.875%, 08/15/28	2,236,000	2,153,460
2.875%, 05/15/32	1,745,500	1,661,089
3.125%, 11/15/28	4,225,000	4,118,715
3.875%, 09/30/29	37,320,700	37,932,993
3.875%, 12/31/29	14,216,000	14,472,555
4.000%, 10/31/29 (d)	55,981,000	57,330,229

		748,195,586

Total U.S. Treasury & Government Agencies (Cost $1,725,341,585)		1,619,902,739

Corporate Bonds & Notes—23.7%
Security Description	Principal Amount*	Value

Advertising—0.0%
Omnicom Group, Inc. 2.450%, 04/30/30	349,000	$299,612

Aerospace/Defense—1.3%
BAE Systems plc 3.400%, 04/15/30 (144A)	5,221,000	4,792,857
Boeing Co. (The)
3.650%, 03/01/47	406,000	294,981
3.825%, 03/01/59	399,000	281,162
3.950%, 08/01/59	2,160,000	1,585,573
General Dynamics Corp. 2.250%, 06/01/31	661,000	569,395
L3Harris Technologies, Inc.
1.800%, 01/15/31	3,385,000	2,736,019
3.850%, 12/15/26	1,796,000	1,750,692
4.400%, 06/15/28	2,432,000	2,382,798
Lockheed Martin Corp.
3.600%, 03/01/35	2,596,000	2,424,417
3.900%, 06/15/32	2,938,000	2,855,511
4.070%, 12/15/42	322,000	295,453
5.250%, 01/15/33	1,320,000	1,409,477
Northrop Grumman Corp.
4.030%, 10/15/47	2,950,000	2,568,612
4.950%, 03/15/53	1,529,000	1,524,434
5.250%, 05/01/50	280,000	289,918
Raytheon Technologies Corp.
2.250%, 07/01/30	1,235,000	1,057,911
2.820%, 09/01/51	1,839,000	1,275,822
3.030%, 03/15/52	2,363,000	1,710,140
3.125%, 07/01/50	1,120,000	835,031
4.050%, 05/04/47	1,711,000	1,481,367
4.125%, 11/16/28	1,712,000	1,687,376
4.200%, 12/15/44	425,000	357,049
4.350%, 04/15/47	451,000	408,456
5.375%, 02/27/53	440,000	463,110
7.000%, 11/01/28	1,810,000	1,977,806

		37,015,367

Agriculture—0.4%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	2,110,000	1,951,618
3.875%, 09/16/46	3,209,000	2,307,734
BAT Capital Corp. 3.984%, 09/25/50	895,000	614,457
Philip Morris International, Inc.
1.450%, 08/01/39 (EUR)	2,000,000	1,255,253
4.875%, 02/15/28	2,164,000	2,184,086
5.125%, 11/17/27	3,037,000	3,107,790
Reynolds American, Inc. 5.850%, 08/15/45	1,340,000	1,208,089

		12,629,027

Airlines—0.5%
ABRA Global Finance 11.500%, 03/02/28	521,617	407,122

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	464,838	$409,350
3.700%, 01/15/26 (144A)	5,595	5,243
Allegiant Travel Co.
7.250%, 08/15/27 (144A)	175,000	174,212
8.500%, 02/05/24 (144A)	892,000	892,000
American Airlines Pass-Through Trust
3.150%, 02/15/32	1,008,929	882,418
3.200%, 06/15/28	395,725	355,005
3.575%, 01/15/28	113,264	104,165
3.600%, 09/22/27	216,562	198,365
3.650%, 02/15/29	125,670	114,413
4.400%, 09/22/23	1,205,217	1,184,812
Avianca Midco 2 plc 9.000%, 12/01/28 (144A)	401,316	329,079
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	2,258,000	2,210,821
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	683,478	598,486
United Airlines Pass-Through Trust
2.700%, 05/01/32	513,024	432,082
2.875%, 10/07/28	392,123	349,136
3.100%, 07/07/28	118,534	106,741
3.450%, 12/01/27	157,712	143,374
3.500%, 05/01/28	558,561	504,763
3.500%, 03/01/30	211,769	189,851
3.650%, 10/07/25	48,600	45,110
4.000%, 04/11/26	176,592	166,486
4.150%, 08/25/31	196,522	176,401
4.875%, 01/15/26	459,423	444,145
5.875%, 10/15/27	2,521,650	2,514,039

		12,937,619

Apparel—0.0%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	21,000	20,411

Auto Manufacturers—0.4%
Ford Motor Co. 3.250%, 02/12/32	105,000	82,525
General Motors Financial Co., Inc.
2.900%, 02/26/25	4,638,000	4,426,483
3.500%, 11/07/24	1,946,000	1,895,770
3.600%, 06/21/30	382,000	334,689
3.700%, 05/09/23	1,760,000	1,757,334
4.000%, 01/15/25	2,614,000	2,547,713
4.300%, 04/06/29	1,379,000	1,281,675

		12,326,189

Auto Parts & Equipment—0.0%
Dana, Inc. 4.250%, 09/01/30	73,000	58,510
Metalsa S.A. de C.V. 3.750%, 05/04/31	209,000	158,055

Auto Parts & Equipment—(Continued)
Nemak S.A.B. de C.V. 3.625%, 06/28/31	209,000	158,323

		374,888

Banks—4.0%
Banco Mercantil del Norte S.A.
5.875%, 5Y H15 + 4.643%, 01/24/27 (b)	215,000	182,750
5.875%, 5Y H15 + 4.643%, 01/24/27 (144A) (b)	300,000	255,000
6.625%, 10Y H15 + 5.034%, 01/24/32 (b)	215,000	173,290
6.625%, 10Y H15 + 5.034%, 01/24/32 (144A) (b)	270,000	217,620
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (b)	1,833,000	1,659,549
2.456%, 3M LIBOR + 0.870%, 10/22/25 (b)	3,542,000	3,371,812
2.972%, SOFR + 1.330%, 02/04/33 (b)	14,773,000	12,439,474
4.571%, SOFR + 1.830%, 04/27/33 (b)	13,797,000	13,133,364
Barclays plc
5.746%, 1Y H15 + 3.000%, 08/09/33 (b)	729,000	714,160
7.437%, 1Y H15 + 3.500%, 11/02/33 (b)	1,374,000	1,518,693
Citigroup, Inc. 2.520%, SOFR + 1.177%, 11/03/32 (b)	413,000	336,206
Credit Suisse AG
0.250%, 09/01/28 (EUR)	764,000	648,408
2.950%, 04/09/25	750,000	696,030
3.700%, 02/21/25	3,209,000	3,043,913
5.000%, 07/09/27	1,613,000	1,552,513
7.950%, 01/09/25	628,000	638,368
Deutsche Bank AG
1.447%, SOFR + 1.131%, 04/01/25 (b)	438,000	407,457
2.129%, SOFR + 1.870%, 11/24/26 (b)	150,000	129,266
2.311%, SOFR + 1.219%, 11/16/27 (b)	150,000	127,115
Discover Bank 2.700%, 02/06/30	482,000	390,723
Freedom Mortgage Corp.
8.125%, 11/15/24 (144A)	369,000	355,163
8.250%, 04/15/25 (144A)	147,000	135,791
Goldman Sachs Group, Inc. (The)
0.657%, SOFR + 0.505%, 09/10/24 (b)	3,677,000	3,593,840
2.383%, SOFR + 1.248%, 07/21/32 (b)	4,277,000	3,472,429
2.615%, SOFR + 1.281%, 04/22/32 (b)	2,261,000	1,883,390
2.650%, SOFR + 1.264%, 10/21/32 (b)	5,925,000	4,895,542
3.102%, SOFR + 1.410%, 02/24/33 (b) (g)	1,371,000	1,177,374
3.500%, 04/01/25	4,786,000	4,647,221
6.034%, 3M LIBOR + 1.170%, 05/15/26 (b)	1,602,000	1,588,543
Grupo Aval, Ltd. 4.375%, 02/04/30 (144A)	431,000	333,400
HSBC Holdings plc
4.583%, 3M LIBOR + 1.535%, 06/19/29 (b)	3,683,000	3,495,300
6.254%, SOFR + 2.390%, 03/09/34 (b)	1,344,000	1,405,130
JPMorgan Chase & Co.
2.963%, SOFR + 1.260%, 01/25/33 (b)	4,684,000	4,005,056
3.960%, 3M LIBOR + 1.245%, 01/29/27 (b)	2,768,000	2,688,089
4.565%, SOFR + 1.750%, 06/14/30 (b)	2,599,000	2,529,973
4.586%, SOFR + 1.800%, 04/26/33 (b)	4,844,000	4,690,567
Mitsubishi UFJ Financial Group, Inc. 5.719%, 1Y H15 + 1.080%, 02/20/26 (b)	2,320,000	2,325,965

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
0.731%, SOFR + 0.616%, 04/05/24 (b)	2,691,000	$2,690,220
1.794%, SOFR + 1.034%, 02/13/32 (b)	2,735,000	2,147,139
1.928%, SOFR + 1.020%, 04/28/32 (b)	1,285,000	1,010,915
2.239%, SOFR + 1.178%, 07/21/32 (b)	3,973,000	3,187,771
2.511%, SOFR + 1.200%, 10/20/32 (b)	1,665,000	1,363,915
2.699%, SOFR + 1.143%, 01/22/31 (b)	6,420,000	5,528,935
2.720%, SOFR + 1.152%, 07/22/25 (b)	1,401,000	1,350,318
6.342%, SOFR + 2.560%, 10/18/33 (b)	11,051,000	12,069,793
State Street Corp.
5.625%, 3M LIBOR + 2.539%, 12/15/23 (b)	1,442,000	1,344,992
8.463%, 3M LIBOR + 3.597%, 06/15/23 (b)	280,000	277,888
Synchrony Bank 5.625%, 08/23/27	668,000	613,191

		116,443,561

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	628,000	593,209
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30	1,069,000	1,007,876
4.350%, 06/01/40	596,000	553,397
4.600%, 04/15/48	505,000	476,480
4.750%, 01/23/29	1,318,000	1,345,965

		3,976,927

Biotechnology—0.4%
Amgen, Inc.
4.050%, 08/18/29	2,926,000	2,823,088
4.400%, 02/22/62	1,215,000	1,026,265
5.250%, 03/02/30	3,312,000	3,387,454
5.750%, 03/02/63	1,095,000	1,136,210
Biogen, Inc. 2.250%, 05/01/30	915,000	770,375
Gilead Sciences, Inc.
4.500%, 02/01/45	1,935,000	1,800,882
4.800%, 04/01/44	994,000	963,714

		11,907,988

Building Materials—0.0%
Owens Corning 3.875%, 06/01/30	316,000	292,505

Chemicals—0.1%
Braskem Netherlands Finance B.V. 8.500%, 5Y H15 + 8.220%, 01/23/81 (144A) (b)	245,000	244,020
DuPont de Nemours, Inc. 5.319%, 11/15/38	385,000	387,584
Ecolab, Inc. 2.750%, 08/18/55	623,000	398,801
SASOL Financing USA LLC
4.375%, 09/18/26	600,000	542,316
5.875%, 03/27/24	654,000	646,152
Sherwin-Williams Co. (The) 2.300%, 05/15/30	716,000	607,585

Chemicals—(Continued)
Westlake Corp. 3.375%, 08/15/61	470,000	289,414

		3,115,872

Commercial Services—0.4%
Atento Luxco 1 S.A.
8.000%, 02/10/26	53,000	15,900
8.000%, 02/10/26 (144A)	347,000	104,100
Garda World Security Corp. 7.750%, 02/15/28 (144A)	62,000	61,108
Global Payments, Inc.
2.150%, 01/15/27	1,503,000	1,331,066
2.900%, 05/15/30	338,000	286,211
3.200%, 08/15/29	3,661,000	3,220,295
4.800%, 04/01/26	1,395,000	1,366,404
4.950%, 08/15/27	1,102,000	1,088,639
GXO Logistics, Inc. 2.650%, 07/15/31	418,000	325,138
Moody’s Corp.
3.100%, 11/29/61	1,300,000	860,891
3.250%, 01/15/28	617,000	581,560
3.250%, 05/20/50	520,000	375,812
4.875%, 12/17/48	465,000	433,197
RELX Capital, Inc. 3.000%, 05/22/30	355,000	317,159
S&P Global, Inc. 4.750%, 08/01/28	1,137,000	1,153,635

		11,521,115

Computers—0.3%
Apple, Inc.
2.700%, 08/05/51	569,000	400,868
2.800%, 02/08/61	1,983,000	1,349,544
Dell International LLC / EMC Corp.
5.250%, 02/01/28	1,568,000	1,583,237
6.100%, 07/15/27	739,000	776,219
Hewlett Packard Enterprise Co. 5.900%, 10/01/24	2,784,000	2,819,102
HP, Inc. 2.650%, 06/17/31	871,000	710,440
Leidos, Inc. 2.300%, 02/15/31	311,000	252,355

		7,891,765

Cosmetics/Personal Care—0.0%
Kenvue, Inc. 5.200%, 03/22/63 (144A)	430,000	445,518

Diversified Financial Services—0.2%
American Express Co. 4.420%, SOFR + 1.760%, 08/03/33 (b)	355,000	339,398
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A)	509,000	491,185
Capital One Financial Corp. 5.817%, SOFR + 2.600%, 02/01/34 (b) (g)	3,708,000	3,583,118

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Credit Suisse USA, Inc. 7.125%, 07/15/32	331,000	$366,582
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	260,000	199,791
5.500%, 08/15/28 (144A)	295,000	252,962
5.750%, 11/15/31 (144A)	128,000	99,285
6.000%, 01/15/27 (144A)	65,000	58,988
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 3.625%, 03/01/29 (144A)	288,000	247,262
United Wholesale Mortgage LLC 5.500%, 11/15/25 (144A)	820,000	776,056

		6,414,627

Electric—3.1%
AEP Texas, Inc.
3.450%, 05/15/51	652,000	478,328
3.800%, 10/01/47	718,000	556,189
3.950%, 06/01/28	1,572,000	1,512,871
AEP Transmission Co. LLC
3.650%, 04/01/50	1,510,000	1,196,865
3.800%, 06/15/49	1,210,000	1,003,893
4.000%, 12/01/46	225,000	192,245
4.500%, 06/15/52	676,000	618,153
5.400%, 03/15/53	928,000	966,620
Alabama Power Co.
3.000%, 03/15/52	424,000	292,772
3.700%, 12/01/47	414,000	327,517
3.750%, 03/01/45	622,000	500,332
Ameren Illinois Co.
2.900%, 06/15/51	513,000	353,973
3.250%, 03/15/50	775,000	576,540
American Transmission Systems, Inc. 2.650%, 01/15/32 (144A)	1,490,000	1,254,488
Baltimore Gas & Electric Co.
3.200%, 09/15/49	1,170,000	858,585
3.500%, 08/15/46	573,000	442,483
3.750%, 08/15/47	599,000	476,233
4.250%, 09/15/48	622,000	543,322
CenterPoint Energy Houston Electric LLC
2.350%, 04/01/31	705,000	601,245
3.350%, 04/01/51	618,000	470,640
3.600%, 03/01/52	425,000	336,133
3.950%, 03/01/48	1,260,000	1,061,975
4.950%, 04/01/33	780,000	796,548
Commonwealth Edison Co.
3.125%, 03/15/51	971,000	696,717
3.200%, 11/15/49	485,000	355,539
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	708,000	509,457
6.150%, 11/15/52	426,000	480,125
Consumers Energy Co.
3.750%, 02/15/50	1,357,000	1,104,710
4.200%, 09/01/52	2,001,000	1,758,532
4.625%, 05/15/33	2,136,000	2,129,965

Electric—(Continued)
DTE Electric Co. 3.250%, 04/01/51	809,000	600,068
3.650%, 03/01/52	764,000	607,407
4.050%, 05/15/48	1,373,000	1,172,612
5.400%, 04/01/53	314,000	328,969
Duke Energy Carolinas LLC
3.200%, 08/15/49	1,649,000	1,206,575
3.450%, 04/15/51	909,000	687,943
3.950%, 03/15/48	471,000	391,978
4.950%, 01/15/33	1,374,000	1,411,244
5.350%, 01/15/53	678,000	704,989
Duke Energy Corp.
4.300%, 03/15/28	1,315,000	1,289,304
5.000%, 12/08/27	570,000	579,344
Duke Energy Florida LLC
1.750%, 06/15/30	865,000	714,376
2.500%, 12/01/29	3,592,000	3,163,853
3.400%, 10/01/46	390,000	297,524
5.950%, 11/15/52	399,000	443,953
Duke Energy Ohio, Inc.
5.650%, 04/01/53	300,000	314,578
Duke Energy Progress LLC
2.500%, 08/15/50	1,216,000	761,646
3.450%, 03/15/29	1,816,000	1,697,641
4.000%, 04/01/52	406,000	337,613
5.250%, 03/15/33	805,000	836,353
Edison International
4.125%, 03/15/28	401,000	380,659
6.950%, 11/15/29	1,355,000	1,465,854
Entergy Louisiana LLC
4.200%, 09/01/48	1,310,000	1,135,535
Entergy Mississippi LLC
3.850%, 06/01/49	1,212,000	960,574
Evergy Kansas Central, Inc.
5.700%, 03/15/53	730,000	765,909
Eversource Energy
5.450%, 03/01/28	2,820,000	2,922,155
Exelon Corp.
4.100%, 03/15/52	347,000	284,841
4.700%, 04/15/50	731,000	662,545
5.100%, 06/15/45	864,000	817,531
5.600%, 03/15/53	950,000	967,477
FirstEnergy Corp.
2.050%, 03/01/25	272,000	254,672
2.250%, 09/01/30	849,000	700,599
3.400%, 03/01/50	850,000	582,906
4.150%, 07/15/27	1,223,000	1,164,907
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	1,684,000	1,417,239
Florida Power & Light Co.
3.150%, 10/01/49	1,310,000	984,221
Generacion Mediterranea S.A. / Central Termica Roca S.A.
9.875%, 12/01/27 (144A)	492,699	376,915
IDAHO Power Co.
5.500%, 03/15/53	895,000	930,148

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Kentucky Utilities Co.
5.450%, 04/15/33	360,000	$374,367
Louisville Gas & Electric Co.
5.450%, 04/15/33	520,000	540,384
Metropolitan Edison Co.
5.200%, 04/01/28	545,000	550,529
MidAmerican Energy Co.
2.700%, 08/01/52	590,000	399,535
3.650%, 04/15/29	1,368,000	1,304,798
3.650%, 08/01/48	494,000	399,782
4.250%, 07/15/49	687,000	613,948
Northern States Power Co.
3.200%, 04/01/52	1,721,000	1,262,277
4.000%, 08/15/45	471,000	400,523
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	1,059,000	906,028
NSTAR Electric Co.
3.950%, 04/01/30	104,000	100,696
Ohio Power Co.
1.625%, 01/15/31	362,000	287,423
4.000%, 06/01/49	734,000	612,590
6.600%, 02/15/33	256,000	283,763
Oklahoma Gas & Electric Co.
5.600%, 04/01/53	841,000	864,027
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	937,000	689,312
3.700%, 05/15/50	357,000	291,531
4.550%, 09/15/32	958,000	953,200
4.600%, 06/01/52	448,000	413,690
Pacific Gas & Electric Co.
3.950%, 12/01/47	910,000	646,850
4.000%, 12/01/46	401,000	283,041
4.950%, 07/01/50	356,000	293,295
6.700%, 04/01/53	320,000	329,043
PacifiCorp.
4.150%, 02/15/50	195,000	167,070
5.350%, 12/01/53	281,000	287,559
PECO Energy Co.
2.800%, 06/15/50	541,000	367,044
3.050%, 03/15/51	1,079,000	765,702
Pennsylvania Electric Co.
5.150%, 03/30/26 (144A)	405,000	406,768
Public Service Co. of New Hampshire
5.150%, 01/15/53	820,000	830,910
Public Service Electric & Gas Co.
2.050%, 08/01/50	1,054,000	624,859
2.450%, 01/15/30	1,100,000	968,948
3.100%, 03/15/32	173,000	154,564
3.150%, 01/01/50	602,000	449,201
3.850%, 05/01/49	338,000	281,219
4.900%, 12/15/32	284,000	290,538
San Diego Gas & Electric Co.
3.320%, 04/15/50	1,096,000	812,351
Southern California Edison Co.
2.250%, 06/01/30	1,750,000	1,486,502
5.950%, 11/01/32	3,056,000	3,310,402

Electric—(Continued)
Southwestern Electric Power Co.
5.300%, 04/01/33	980,000	987,359
Southwestern Public Service Co.
3.150%, 05/01/50	1,333,000	959,722
Tampa Electric Co.
4.450%, 06/15/49	337,000	293,755
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	2,705,000	2,631,238
Union Electric Co.
5.450%, 03/15/53	1,050,000	1,097,567
Virginia Electric & Power Co.
4.000%, 01/15/43	1,226,000	1,035,673
4.650%, 08/15/43	601,000	545,387
Wisconsin Power & Light Co. 4.950%, 04/01/33	1,293,000	1,301,014

		89,631,636

Electronics—0.0%
Agilent Technologies, Inc. 2.100%, 06/04/30	684,000	571,630

Energy-Alternate Sources—0.0%
SCC Power plc 4.000%, 05/17/32 (144A) (h)	664,939	41,820
8.000%, 12/31/28 (144A) (h)	1,227,579	428,425

		470,245

Engineering & Construction—0.0%
HTA Group, Ltd. 7.000%, 12/18/25 (144A)	205,000	194,135
IHS Holding, Ltd. 5.625%, 11/29/26 (144A)	330,000	276,573
Weekley Homes LLC / Weekley Finance Corp. 4.875%, 09/15/28 (144A)	175,000	147,513

		618,221

Entertainment—0.2%
Affinity Gaming 6.875%, 12/15/27 (144A)	194,000	173,052
Caesars Entertainment, Inc. 8.125%, 07/01/27 (144A)	433,000	441,660
CDI Escrow Issuer, Inc. 5.750%, 04/01/30 (144A)	155,000	149,705
HR Ottawa L.P. 11.000%, 03/31/31	3,772,000	3,658,840
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	310,000	269,493
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	316,000	287,042
7.750%, 04/15/25 (144A)	625,000	637,196

		5,616,988

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.0%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	72,000	$69,444
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	135,000	120,115
Waste Management, Inc. 2.950%, 06/01/41	371,000	283,873

		473,432

Food—0.0%
BRF GmbH 4.350%, 09/29/26 (144A)	580,000	514,785
Frigorifico Concepcion S.A. 7.700%, 07/21/28 (144A)	220,000	158,385

		673,170

Forest Products & Paper—0.0%
International Paper Co. 6.000%, 11/15/41	484,000	503,722
Suzano Austria GmbH
3.125%, 01/15/32	400,000	327,307
3.750%, 01/15/31	135,000	117,485
5.750%, 07/14/26 (144A)	200,000	200,162

		1,148,676

Gas—0.2%
Atmos Energy Corp. 4.125%, 03/15/49	368,000	316,197
NiSource, Inc. 5.250%, 03/30/28	385,000	391,638
Piedmont Natural Gas Co., Inc. 2.500%, 03/15/31	810,000	675,767
Promigas S.A. ESP / Gases del Pacifico SAC 3.750%, 10/16/29 (144A)	207,000	163,243
Southwest Gas Corp. 5.450%, 03/23/28	1,200,000	1,211,305

		2,758,150

Healthcare-Products—0.1%
Baxter International, Inc. 3.950%, 04/01/30	316,000	294,501
GE HealthCare Technologies, Inc. 5.600%, 11/15/25 (144A)	469,000	474,659
Medline Borrower L.P. 3.875%, 04/01/29 (144A)	876,000	759,930
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	407,000	339,239
4.950%, 11/21/32	2,046,000	2,123,121

		3,991,450

Healthcare-Services—0.5%
Anthem, Inc. 3.125%, 05/15/50	402,000	289,730
Elevance Health, Inc. 3.600%, 03/15/51	885,000	688,770

Healthcare-Services—(Continued)
HCA, Inc.
3.125%, 03/15/27 (144A)	310,000	288,138
3.500%, 09/01/30 (g)	2,765,000	2,462,758
5.250%, 06/15/26	790,000	790,717
5.375%, 02/01/25	249,000	249,104
5.875%, 02/01/29	2,448,000	2,500,934
Humana, Inc. 3.700%, 03/23/29	784,000	737,603
Select Medical Corp. 6.250%, 08/15/26 (144A) (g)	1,383,000	1,341,510
Tenet Healthcare Corp.
4.250%, 06/01/29	437,000	395,358
4.375%, 01/15/30	401,000	359,897
4.625%, 06/15/28	92,000	84,857
UnitedHealth Group, Inc.
2.900%, 05/15/50	543,000	384,619
3.750%, 10/15/47	570,000	478,356
3.875%, 08/15/59	644,000	526,359
4.250%, 04/15/47	549,000	490,155
4.950%, 05/15/62	586,000	570,360
5.200%, 04/15/63	574,000	581,165

		13,220,390

Home Builders—0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	103,000	83,430
4.625%, 04/01/30 (144A)	254,000	209,136
6.625%, 01/15/28 (144A)	727,000	659,126
Beazer Homes USA, Inc. 7.250%, 10/15/29	1,030,000	957,900
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 5.000%, 06/15/29 (144A)	135,000	103,275
Forestar Group, Inc.
3.850%, 05/15/26 (144A)	141,000	126,851
5.000%, 03/01/28 (144A)	383,000	342,785
Homes By West Bay LLC 9.500%, 04/30/27 (i) (j)	1,259,000	1,148,838
M/I Homes, Inc. 4.950%, 02/01/28	598,000	553,119
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	293,116
5.250%, 12/15/27 (144A)	328,000	308,730
New Home Co., Inc. (The) 7.250%, 10/15/25 (144A) (g)	110,000	101,742
Tri Pointe Homes, Inc. 5.700%, 06/15/28	35,000	33,677

		4,921,725

Insurance—0.2%
Ambac Assurance Corp. 5.100%, (144A) (k)	162,922	239,495
American International Group, Inc. 4.375%, 01/15/55	379,000	293,251

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Aon Corp.
2.800%, 05/15/30	818,000	$722,853
3.750%, 05/02/29	832,000	795,085
4.500%, 12/15/28	612,000	599,681
Aon Corp. / Aon Global Holdings plc
2.600%, 12/02/31	359,000	301,214
5.350%, 02/28/33	1,455,000	1,507,098
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	1,154,000	973,940
5.450%, 03/15/53	590,000	607,611

		6,040,228

Internet—0.2%
Amazon.com, Inc. 4.700%, 12/01/32	4,637,000	4,752,782
eBay, Inc. 6.300%, 11/22/32	262,000	284,812
Meta Platforms, Inc. 4.450%, 08/15/52	628,000	552,476
Rakuten Group, Inc. 10.250%, 11/30/24 (144A)	200,000	190,000

		5,780,070

Investment Companies—0.0%
Gaci First Investment Co.
4.750%, 02/14/30	535,000	537,371
5.000%, 10/13/27	565,000	572,063

		1,109,434

Iron/Steel—0.1%
GUSAP III L.P. 4.250%, 01/21/30	292,000	268,275
Nucor Corp. 3.950%, 05/01/28	964,000	927,525

		1,195,800

Lodging—0.1%
Full House Resorts, Inc. 8.250%, 02/15/28 (144A)	129,000	117,390
Grupo Posadas S,A.B. de. C.V. 5.000%, 12/30/27	128,810	103,950
Sonder Holdings, Inc. 13.842%, SOFR + 9.000%, 01/19/27 (b) (i) (j)	1,541,904	1,387,713

		1,609,053

Machinery-Diversified—0.1%
CNH Industrial Capital LLC 4.200%, 01/15/24	1,890,000	1,869,277
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	471,000	444,671

		2,313,948

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 04/01/51	578,000	369,907
3.900%, 06/01/52	2,055,000	1,358,408
3.950%, 06/30/62	1,858,000	1,177,289
5.125%, 07/01/49	905,000	716,365
5.375%, 05/01/47	1,617,000	1,334,103
6.834%, 10/23/55	994,000	965,721
Comcast Corp.
2.650%, 02/01/30	4,100,000	3,652,407
2.800%, 01/15/51	752,000	507,840
3.250%, 11/01/39	1,142,000	926,901
4.200%, 08/15/34	821,000	785,989
4.400%, 08/15/35	588,000	568,883
5.500%, 11/15/32	267,000	284,723
5.650%, 06/15/35	573,000	615,021
COX Communications, Inc.
2.950%, 10/01/50 (144A)	1,060,000	679,790
3.150%, 08/15/24 (144A)	904,000	881,102
FactSet Research Systems, Inc. 3.450%, 03/01/32	2,033,000	1,772,240
Grupo Televisa S.A.B. 6.625%, 01/15/40	100,000	103,184
NBCUniversal Media LLC 4.450%, 01/15/43	693,000	633,175
Nexstar Media, Inc. 4.750%, 11/01/28 (144A)	220,000	195,661
Paramount Global
4.850%, 07/01/42	500,000	382,931
4.900%, 08/15/44	401,000	301,051
5.250%, 04/01/44	225,000	179,015
TEGNA, Inc.
4.625%, 03/15/28	274,000	239,065
5.000%, 09/15/29	182,000	157,304
Walt Disney Co. (The) 2.750%, 09/01/49	1,129,000	785,197

		19,573,272

Mining—0.1%
Anglo American Capital plc
2.250%, 03/17/28 (144A)	951,000	822,913
2.875%, 03/17/31 (144A) (g)	617,000	516,415
4.500%, 03/15/28 (144A)	1,264,000	1,216,357
Minera Mexico S.A. de C.V. 4.500%, 01/26/50	220,000	167,691
Newmont Corp. 2.250%, 10/01/30	1,069,000	898,031
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	412,000	254,379

		3,875,786

Miscellaneous Manufacturing—0.1%
Textron, Inc.
2.450%, 03/15/31	698,000	588,642
3.900%, 09/17/29	1,865,000	1,757,745

		2,346,387

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Office/Business Equipment—0.0%
Alorica, Inc. 11.450%, SOFR + 6.875%, 12/21/27 † (b) (i) (j)	871,000	$862,290

Oil & Gas—1.2%
BP Capital Markets America, Inc.
2.721%, 01/12/32	500,000	435,968
2.772%, 11/10/50	1,079,000	730,117
4.812%, 02/13/33	756,000	767,615
Cenovus Energy, Inc.
5.250%, 06/15/37	927,000	875,529
6.750%, 11/15/39 (g)	537,000	571,335
6.800%, 09/15/37	329,000	350,125
Colgate Energy Partners III LLC 5.875%, 07/01/29 (144A)	134,000	126,883
Devon Energy Corp.
4.500%, 01/15/30	900,000	859,550
8.250%, 08/01/23	334,000	335,421
Diamondback Energy, Inc.
3.250%, 12/01/26	5,773,000	5,469,163
3.500%, 12/01/29	12,391,000	11,322,448
4.400%, 03/24/51	793,000	638,150
Earthstone Energy Holdings LLC 8.000%, 04/15/27 (144A)	644,000	624,891
Ecopetrol S.A.
4.125%, 01/16/25	362,000	352,172
5.875%, 09/18/23	71,000	70,983
6.875%, 04/29/30	909,000	837,907
EQT Corp. 5.700%, 04/01/28	635,000	634,311
Hess Corp. 5.600%, 02/15/41	323,000	311,355
Marathon Petroleum Corp. 5.850%, 12/15/45	360,000	334,627
MC Brazil Downstream Trading S.a.r.l. 7.250%, 06/30/31 (144A)	222,238	174,679
Ovintiv, Inc. 6.500%, 02/01/38	288,000	287,275
Petroleos Mexicanos
4.875%, 01/18/24	181,000	178,508
5.500%, 06/27/44	98,000	57,698
6.350%, 02/12/48	247,000	151,905
6.500%, 03/13/27	350,000	318,121
6.700%, 02/16/32	149,000	118,606
6.750%, 09/21/47	134,000	87,108
6.875%, 10/16/25	224,000	221,577
6.875%, 08/04/26 (g)	105,000	99,702
7.190%, 09/12/24 (MXN)	4,225,600	215,484
8.750%, 06/02/29	875,000	813,932
Phillips 66 4.950%, 12/01/27	1,285,000	1,290,712
Pioneer Natural Resources Co. 1.900%, 08/15/30	355,000	289,062
Puma International Financing S.A. 5.125%, 10/06/24 (144A)	258,000	245,100
Shelf Drilling Holdings Ltd. 8.875%, 11/15/24 (144A)	72,000	71,410

Oil & Gas—(Continued)
Shelf Drilling North Sea Holdings, Ltd. 10.250%, 10/31/25 (144A)	730,000	728,979
Sitio Royalties Corp. 9.620%, SOFR + 5.750%, 09/21/26 (b) (i) (j)	1,990,950	1,958,697
Sunoco L.P. / Sunoco Finance Corp. 4.500%, 04/30/30	314,000	283,972
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	738,000	646,531
Transocean Titan Financing, Ltd. 8.375%, 02/01/28 (144A)	110,000	113,198
Transocean, Inc. 8.750%, 02/15/30 (144A)	116,000	118,320
Vantage Drilling International 9.500%, 02/15/28 (144A)	343,000	336,212
YPF S.A.
7.000%, 09/30/33	141,397	93,306
7.000%, 12/15/47 (144A)	111,000	69,734

		34,618,378

Oil & Gas Services—0.0%
Nine Energy Service, Inc. 13.000%, 02/01/28	309,000	292,005

Packaging & Containers—0.1%
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc 3.250%, 09/01/28 (144A) (g)	376,000	323,571
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.250%, 04/30/25 (144A)	376,000	370,360
Berry Global, Inc. 5.500%, 04/15/28 (144A)	1,605,000	1,599,759
Klabin Austria GmbH 3.200%, 01/12/31 (144A)	340,000	280,500
Mauser Packaging Solutions Holding Co. 7.875%, 08/15/26 (144A)	736,000	736,000
Trivium Packaging Finance B.V. 5.500%, 08/15/26 (144A)	317,000	303,686

		3,613,876

Pharmaceuticals—0.5%
AbbVie, Inc.
4.250%, 11/21/49	1,097,000	968,076
4.500%, 05/14/35	2,891,000	2,802,393
4.550%, 03/15/35	1,275,000	1,246,653
4.700%, 05/14/45	601,000	563,153
4.750%, 03/15/45	472,000	445,333
Becton Dickinson & Co. 4.693%, 02/13/28	1,058,000	1,062,258
CVS Health Corp.
1.750%, 08/21/30	1,476,000	1,199,908
3.750%, 04/01/30 (g)	1,510,000	1,412,597
Eli Lilly & Co. 4.950%, 02/27/63	535,000	550,459

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Takeda Pharmaceutical Co., Ltd.
2.050%, 03/31/30 (g)	2,915,000	$2,461,408
5.000%, 11/26/28	823,000	831,868
Wyeth LLC 6.500%, 02/01/34	250,000	287,474

		13,831,580

Pipelines—2.5%
Boardwalk Pipelines L.P. 4.450%, 07/15/27	340,000	331,300
Buckeye Partners L.P.
4.125%, 03/01/25 (144A)	130,000	122,969
4.350%, 10/15/24	500,000	489,257
Cameron LNG LLC
3.302%, 01/15/35 (144A)	2,974,000	2,559,033
3.402%, 01/15/38 (144A)	1,949,000	1,678,428
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	4,143,000	4,146,148
5.875%, 03/31/25	2,770,000	2,789,805
Cheniere Energy Partners L.P.
3.250%, 01/31/32	3,756,000	3,102,907
4.000%, 03/01/31	1,306,000	1,162,262
4.500%, 10/01/29 (g)	3,383,000	3,142,843
EIG Pearl Holdings S.a.r.l. 4.387%, 11/30/46 (144A)	542,000	426,671
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	415,000	484,102
Enbridge, Inc. 5.700%, 03/08/33	1,112,000	1,156,640
Energy Transfer L.P.
4.250%, 04/01/24	679,000	670,282
4.950%, 01/15/43	375,000	316,664
5.000%, 05/15/50	3,958,000	3,378,265
5.150%, 02/01/43	492,000	429,033
5.350%, 05/15/45	1,593,000	1,408,334
5.400%, 10/01/47	323,000	287,123
5.750%, 02/15/33	390,000	399,430
6.100%, 02/15/42	353,000	345,188
6.500%, 02/01/42	1,392,000	1,443,660
Enterprise Products Operating LLC
3.200%, 02/15/52	585,000	416,092
4.150%, 10/16/28	571,000	554,979
4.850%, 03/15/44	1,080,000	1,002,557
Kinder Morgan Energy Partners L.P.
4.700%, 11/01/42	1,327,000	1,136,482
5.000%, 08/15/42	317,000	282,271
5.000%, 03/01/43	521,000	455,751
5.400%, 09/01/44	791,000	732,605
5.500%, 03/01/44	335,000	314,785
6.550%, 09/15/40	863,000	887,609
Kinder Morgan, Inc.
4.800%, 02/01/33	478,000	461,187
5.200%, 06/01/33	298,000	296,062
MPLX L.P.
4.950%, 03/14/52	339,000	294,652

Pipelines—(Continued)
MPLX L.P.
5.000%, 03/01/33	663,000	648,792
5.650%, 03/01/53	536,000	515,455
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	3,613,000	3,066,150
4.875%, 08/15/27 (144A)	990,000	959,474
Northwest Pipeline LLC
4.000%, 04/01/27	2,385,000	2,307,897
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	4,986,000	5,017,652
5.750%, 05/15/24	2,237,000	2,242,313
5.875%, 06/30/26	6,591,000	6,726,181
5.900%, 09/15/37 (144A)	281,000	287,432
Targa Resources Corp.
4.200%, 02/01/33	1,890,000	1,700,417
5.200%, 07/01/27	577,000	572,175
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	2,435,000	2,354,365
5.500%, 03/01/30	2,248,000	2,196,813
6.875%, 01/15/29	344,000	350,611
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	2,123,000	1,994,530
Transcontinental Gas Pipe Line Co. LLC
4.000%, 03/15/28	1,183,000	1,131,578
4.600%, 03/15/48	1,263,000	1,108,781
7.850%, 02/01/26	1,530,000	1,638,858
Western Midstream Operating L.P.
6.150%, 04/01/33	370,000	375,018
Williams Cos., Inc. (The) 3.500%, 10/15/51	598,000	424,791

		72,724,659

Real Estate—0.2%
Arabian Centres Sukuk II, Ltd. 5.625%, 10/07/26 (144A)	315,000	290,033
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	470,000	422,765
Freed Hotels & Resorts 10.000%, 12/02/23 (i) (j)	1,158,680	1,132,609
Howard Hughes Corp. (The) 5.375%, 08/01/28 (144A)	416,000	378,814
Lessen, Inc. 11.850%, SOFR + 8.500%, 01/05/28 † (b) (i) (j)	1,727,283	1,658,192

		3,882,413

Real Estate Investment Trusts—1.4%
American Tower Corp.
1.875%, 10/15/30	2,162,000	1,714,719
2.100%, 06/15/30	521,000	425,670
3.800%, 08/15/29	1,862,000	1,730,441
Crown Castle, Inc.
2.100%, 04/01/31	738,000	603,039
2.250%, 01/15/31	1,672,000	1,385,714

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Crown Castle, Inc.
3.100%, 11/15/29	1,314,000	$1,167,921
3.300%, 07/01/30	1,337,000	1,205,642
3.800%, 02/15/28	3,289,000	3,121,310
4.300%, 02/15/29	1,825,000	1,759,897
Digital Dutch Finco B.V. 1.500%, 03/15/30 (EUR)	1,550,000	1,306,766
Equinix, Inc.
2.150%, 07/15/30	2,894,000	2,366,293
3.900%, 04/15/32	523,000	475,450
GLP Capital L.P. / GLP Financing II, Inc.
3.250%, 01/15/32	2,908,000	2,359,435
4.000%, 01/15/30	2,544,000	2,255,841
4.000%, 01/15/31	2,023,000	1,735,350
5.300%, 01/15/29	1,159,000	1,105,860
5.750%, 06/01/28	2,147,000	2,094,196
National Retail Properties, Inc.
3.100%, 04/15/50	473,000	300,818
3.500%, 04/15/51	858,000	588,673
4.300%, 10/15/28	432,000	406,521
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875%, 05/15/29 (144A)	454,000	390,576
Prologis L.P. 1.750%, 02/01/31	1,944,000	1,571,608
Realty Income Corp. 3.250%, 01/15/31	567,000	499,461
Service Properties Trust
4.500%, 03/15/25	237,000	217,774
5.500%, 12/15/27	71,000	63,545
7.500%, 09/15/25 (g)	680,000	670,988
VICI Properties L.P.
4.750%, 02/15/28	2,147,000	2,035,152
4.950%, 02/15/30	4,039,000	3,790,064
5.125%, 05/15/32	482,000	454,111
5.625%, 05/15/52	176,000	158,483
VICI Properties L.P. / VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	1,221,000	1,127,185
4.125%, 08/15/30 (144A)	256,000	226,121
4.250%, 12/01/26 (144A)	428,000	399,331
5.750%, 02/01/27 (144A)	90,000	88,347
WP Carey, Inc. 2.400%, 02/01/31	612,000	499,434
XHR L.P. 4.875%, 06/01/29 (144A)	70,000	59,366

		40,361,102

Retail—0.2%
InRetail Consumer 3.250%, 03/22/28 (144A)	330,000	285,384
Lowe’s Cos., Inc. 4.500%, 04/15/30	4,355,000	4,303,702

		4,589,086

Semiconductors—0.9%
Applied Materials, Inc. 3.300%, 04/01/27	736,000	710,548
Broadcom, Inc.
3.187%, 11/15/36 (144A)	3,269,000	2,477,305
3.419%, 04/15/33 (144A)	2,961,000	2,477,497
3.469%, 04/15/34 (144A)	1,852,000	1,521,014
4.300%, 11/15/32	1,140,000	1,050,330
Intel Corp. 3.750%, 03/25/27	2,067,000	2,029,829
4.875%, 02/10/28	2,807,000	2,852,131
KLA Corp.
3.300%, 03/01/50	1,683,000	1,286,476
4.950%, 07/15/52 (g)	1,257,000	1,245,891
5.000%, 03/15/49	318,000	311,730
5.250%, 07/15/62	1,254,000	1,269,443
Lam Research Corp. 2.875%, 06/15/50	624,000	440,364
NVIDIA Corp. 3.500%, 04/01/50	501,000	410,149
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.300%, 06/18/29	4,478,000	4,300,580
QUALCOMM, Inc.
4.250%, 05/20/32	846,000	846,315
4.500%, 05/20/52	2,590,000	2,413,811
5.400%, 05/20/33	1,192,000	1,279,612

		26,923,025

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	375,000	321,436
3.483%, 12/01/27	330,000	309,285
4.200%, 05/01/30	627,000	586,827

		1,217,548

Software—0.7%
Autodesk, Inc. 2.400%, 12/15/31 (g)	426,000	354,318
Oracle Corp.
3.600%, 04/01/40	7,356,000	5,709,293
3.600%, 04/01/50	2,553,000	1,810,829
3.650%, 03/25/41	579,000	446,705
3.950%, 03/25/51	3,689,000	2,775,889
4.000%, 07/15/46	4,072,000	3,106,748
4.000%, 11/15/47	581,000	443,162
4.100%, 03/25/61	346,000	254,493
4.300%, 07/08/34	814,000	746,405
4.375%, 05/15/55	1,141,000	898,105
5.375%, 07/15/40	667,000	638,581
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	82,000	68,265
Roper Technologies, Inc. 1.400%, 09/15/27	344,000	298,266
Salesforce, Inc. 3.050%, 07/15/61	656,000	450,169

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
VMware, Inc.
1.800%, 08/15/28	1,137,000	$960,149
2.200%, 08/15/31	1,972,000	1,561,251

		20,522,628

Telecommunications—1.3%
AT&T, Inc.
3.650%, 09/15/59	1,868,000	1,334,862
3.800%, 12/01/57	1,906,000	1,415,033
3.850%, 06/01/60	438,000	328,059
4.500%, 05/15/35	3,617,000	3,388,263
4.500%, 03/09/48	534,000	462,056
4.650%, 06/01/44	340,000	304,014
4.850%, 03/01/39	1,184,000	1,111,570
Axtel S.A.B. de CV 6.375%, 11/14/24 (144A)	451,000	401,643
Digicel Group Holdings, Ltd. 8.000%, 04/01/25 (144A) † (h)	295,601	115,547
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd.
8.000%, 12/31/26 (144A)	48,530	9,949
8.750%, 05/25/24 (144A)	121,567	109,272
13.000%, 12/31/25 (144A) (h)	73,953	46,221
Kenbourne Invest S.A.
4.700%, 01/22/28 (144A)	210,000	120,790
6.875%, 11/26/24 (144A)	310,000	236,003
Motorola Solutions, Inc.
2.300%, 11/15/30	1,398,000	1,136,158
2.750%, 05/24/31	3,520,000	2,906,822
5.500%, 09/01/44	2,136,000	2,027,448
5.600%, 06/01/32	2,749,000	2,765,016
Rogers Communications, Inc. 3.800%, 03/15/32 (144A) †	3,328,000	2,986,715
T-Mobile USA, Inc.
2.550%, 02/15/31	362,000	306,828
5.200%, 01/15/33	1,433,000	1,461,545
Verizon Communications, Inc.
1.500%, 09/18/30	3,751,000	3,037,109
1.750%, 01/20/31	1,417,000	1,142,939
2.355%, 03/15/32	3,914,000	3,211,039
2.550%, 03/21/31	2,802,000	2,386,999
2.650%, 11/20/40	1,585,000	1,131,696
2.987%, 10/30/56	885,000	575,535
3.150%, 03/22/30	2,036,000	1,854,610
3.850%, 11/01/42	538,000	449,685
4.400%, 11/01/34	879,000	835,457

		37,598,883

Transportation—0.4%
Burlington Northern Santa Fe LLC
2.875%, 06/15/52	427,000	298,602
3.300%, 09/15/51	1,338,000	1,020,843
4.125%, 06/15/47	362,000	320,323
4.450%, 03/15/43	370,000	342,764
4.900%, 04/01/44	313,000	306,971

Transportation—(Continued)
CSX Corp.
3.350%, 09/15/49	611,000	460,109
4.300%, 03/01/48	705,000	624,221
4.500%, 03/15/49	400,000	363,272
4.650%, 03/01/68	614,000	546,930
Norfolk Southern Corp.
2.900%, 08/25/51	480,000	318,980
3.050%, 05/15/50	1,278,000	884,521
3.155%, 05/15/55	900,000	614,853
4.050%, 08/15/52	451,000	371,745
4.550%, 06/01/53	515,000	462,907
Ryder System, Inc. 5.650%, 03/01/28	1,964,000	1,989,888
Simpar Europe S.A. 5.200%, 01/26/31 (144A)	520,000	380,078
Union Pacific Corp.
2.973%, 09/16/62	985,000	651,345
3.550%, 05/20/61	461,000	348,923
3.750%, 02/05/70	778,000	596,363
3.839%, 03/20/60	826,000	668,722
3.950%, 08/15/59	337,000	275,240
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	603,761	576,614

		12,424,214

Trucking & Leasing—0.2%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3.950%, 03/10/25 (144A)	427,000	414,647
4.200%, 04/01/27 (144A)	793,000	758,722
5.700%, 02/01/28 (144A)	1,993,000	2,010,876
5.875%, 11/15/27 (144A)	1,495,000	1,526,641

		4,710,886

Total Corporate Bonds & Notes (Cost $711,597,385)		683,725,255

Asset-Backed Securities—10.2%

Asset-Backed - Home Equity—0.6%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30 (i) (j)	614,343	458,644
5.105%, 1M LIBOR + 0.260%, 05/25/37 (b)	1,034,318	178,355
Bayview Financial Revolving Asset Trust
5.831%, 1M LIBOR + 1.000%, 05/28/39 (144A) (b)	3,689,480	2,960,879
5.831%, 1M LIBOR + 1.000%, 12/28/40 (144A) (b)	169,719	168,739
Bear Stearns Asset-Backed Securities Trust
5.195%, 1M LIBOR + 0.350%, 04/25/37 (b)	2,511,098	2,450,486
6.570%, 1M LIBOR + 1.725%, 08/25/34 (b)	13,607	13,341
Citigroup Mortgage Loan Trust, Inc.
5.045%, 1M LIBOR + 0.200%, 05/25/37 (b)	1,716,779	1,130,429
5.115%, 1M LIBOR + 0.270%, 05/25/37 (b)	779,836	515,180
Countrywide Home Equity Loan Trust 6.155%, 06/25/35	43,395	54,673
Credit Suisse Mortgage Capital Certificates 2.465%, 09/27/66 (144A) (b)	3,848,198	3,692,936

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Home Equity Mortgage Loan Asset-Backed Trust 4.073%, 1M LIBOR + 2.025%, 07/25/34 (b)	134,452	$128,483
Home Equity Mortgage Trust 5.867%, 07/25/36 (l)	473,152	54,025
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (l)	51,109	47,317
MASTR Asset-Backed Securities Trust
5.125%, 1M LIBOR + 0.280%, 05/25/37 (b)	621,846	475,725
5.365%, 1M LIBOR + 0.520%, 06/25/36 (144A) (b)	349,628	305,281
Option One Mortgage Loan Trust
5.055%, 1M LIBOR + 0.210%, 03/25/37 (b)	930,000	719,475
5.820%, 03/25/37 (l)	834,625	731,182
5.866%, 01/25/37 (l)	2,452,742	2,031,873
Yale Mortgage Loan Trust 5.245%, 1M LIBOR + 0.400%, 06/25/37 (144A) (b)	749,653	243,891

		16,360,914

Asset-Backed - Manufactured Housing—0.3%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (b)	470,000	132,278
7.331%, 12/10/25 (b)	4,000,000	812,555
BCMSC Trust
7.575%, 06/15/30 (b)	1,270,292	166,096
7.830%, 06/15/30 (b)	1,178,847	159,328
8.290%, 06/15/30 (b)	850,435	121,694
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (b)	1,779,064	1,672,132
Conseco Finance Corp.
6.280%, 09/01/30	8,825	8,822
6.830%, 04/01/30 (b)	100,140	90,089
6.980%, 09/01/30 (b)	876,177	792,194
7.500%, 03/01/30 (b)	366,935	144,992
7.860%, 03/01/30 (b)	342,635	140,768
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	879,973	267,309
8.060%, 09/01/29 (b)	586,391	125,154
8.200%, 05/01/31	1,607,950	503,079
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (b)	340,449	340,160
Credit-Based Asset Servicing & Securitization LLC 6.750%, 10/25/36 (144A) (l)	188,074	178,728
Greenpoint Manufactured Housing
8.290%, 12/15/29 (b)	180,633	179,234
9.230%, 12/15/29 (b)	362,031	315,479
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	886,383	876,659
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (b)	170,962	93,145
7.620%, 06/15/32 (b)	833,376	808,018
Origen Manufactured Housing Contract Trust
5.884%, 1M LIBOR + 1.200%, 10/15/37 (144A) (b)	226,718	225,490
7.820%, 03/15/32 (b)	224,529	204,670

		8,358,073

Asset-Backed - Other—8.5%
510 Loan Acquisition Trust
5.107%, 09/25/60 (144A) (l)	857,208	839,156
522 Funding CLO, Ltd.
7.208%, 3M LIBOR + 2.400%, 04/20/30 (144A) (b)	625,000	600,917
8.458%, 3M LIBOR + 3.650%, 04/20/30 (144A) (b)	360,000	332,309
AGL CLO, Ltd
5.965%, 3M LIBOR + 1.150%, 12/02/34 (144A) (b)	1,330,000	1,297,585
5.968%, 3M LIBOR + 1.160%, 07/20/34 (144A) (b)	1,310,000	1,280,926
AGL Core CLO, Ltd.
5.878%, 3M LIBOR + 1.070%, 04/20/33 (144A) (b)	860,000	845,138
5.958%, 3M LIBOR + 1.150%, 01/20/35 (144A) (b)	250,000	243,837
AIG CLO, Ltd. 5.928%, 3M LIBOR + 1.120%, 04/20/32 (144A) (b)	250,000	246,555
AIMCO CLO
5.892%, 3M LIBOR + 1.100%, 01/15/32 (144A) (b)	940,000	928,200
6.392%, 3M LIBOR + 1.600%, 10/17/34 (144A) (b)	250,000	242,432
Allegro CLO Ltd.
5.895%, 3M LIBOR + 1.080%, 10/21/28 (144A) (b)	974,183	966,619
ALM, Ltd. 6.642%, 3M LIBOR + 1.850%, 10/15/29 (144A) (b)	1,220,000	1,199,272
ALME Loan Funding V DAC 7.698%, 3M EURIBOR + 5.410%, 07/15/31 (144A) (EUR) (b)	270,000	259,349
AMMC CLO Ltd. 5.866%, 3M LIBOR + 1.050%, 07/24/29 (144A) (b)	297,091	295,431
Anchorage Capital CLO Ltd.
5.842%, 3M LIBOR + 1.050%, 07/15/30 (144A) (b)	883,514	873,994
5.892%, 3M LIBOR + 1.090%, 01/28/31 (144A) (b)	829,165	821,337
5.962%, 3M LIBOR + 1.170%, 07/15/34 (144A) (b)	1,890,000	1,843,504
6.065%, 3M LIBOR + 1.250%, 10/13/30 (144A) (b)	835,000	825,443
6.242%, 3M LIBOR + 1.450%, 01/15/30 (144A) (b)	2,410,000	2,362,812
6.302%, 3M LIBOR + 1.500%, 01/28/31 (144A) (b)	1,270,000	1,223,628
6.552%, 3M LIBOR + 1.750%, 01/28/31 (144A) (b)	1,480,000	1,434,123
6.615%, 3M LIBOR + 1.800%, 10/27/34 (144A) (b)	1,050,000	1,020,580
6.642%, 3M LIBOR + 1.850%, 01/15/30 (144A) (b)	1,010,000	980,450
6.652%, 3M LIBOR + 1.850%, 01/28/31 (144A) (b)	250,000	233,551
6.965%, 3M LIBOR + 2.150%, 10/13/30 (144A) (b)	590,000	568,792
8.302%, 3M LIBOR + 3.500%, 01/28/31 (144A) (b)	250,000	218,025
Apidos CLO
6.308%, 3M LIBOR + 1.500%, 04/20/31 (144A) (b)	250,000	243,623
6.745%, 3M LIBOR + 1.950%, 07/18/29 (144A) (b)	250,000	240,505
Aqua Finance Trust 2.400%, 07/17/46 (144A)	430,000	357,027
Ares European CLO XII DAC 4.042%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (b)	297,000	306,236
Ares LII CLO, Ltd. 5.865%, 3M LIBOR + 1.050%, 04/22/31 (144A) (b)	1,330,000	1,310,018
Ares LIX CLO, Ltd. 5.848%, 3M LIBOR + 1.030%, 04/25/34 (144A) (b)	250,000	244,124
Ares LVI CLO, Ltd. 5.978%, 3M LIBOR + 1.160%, 10/25/34 (144A) (b)	350,000	342,033
ARES XXXVII CLO, Ltd. 5.962%, 3M LIBOR + 1.170%, 10/15/30 (144A) (b)	389,812	385,901
Arm Master Trust LLC 2.430%, 11/15/27 (144A)	370,000	345,284

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Armada Euro CLO III DAC 5.588%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (b)	250,000	$243,603
Assurant CLO, Ltd. 5.848%, 3M LIBOR + 1.040%, 04/20/31 (144A) (b)	500,000	491,170
Avoca CLO 3.588%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (b)	150,000	152,002
5.188%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (b)	250,000	235,267
Babson CLO, Ltd. 6.208%, 3M LIBOR + 1.400%, 01/20/31 (144A) (b)	250,000	242,660
Bain Capital Credit CLO, Ltd.
6.308%, 3M LIBOR + 1.500%, 07/20/30 (144A) (b)	250,000	240,144
6.398%, 3M LIBOR + 1.600%, 07/19/31 (144A) (b)	250,000	242,227
7.916%, 3M LIBOR + 3.100%, 07/24/34 (144A) (b)	250,000	218,030
Bankers Healthcare Group Securitization Trust 5.170%, 09/17/31 (144A)	100,000	93,350
Bardot CLO, Ltd. 7.815%, 3M LIBOR + 3.000%, 10/22/32 (144A) (b)	250,000	233,235
Barings CLO, Ltd.
5.878%, 3M LIBOR + 1.070%, 04/20/31 (144A) (b)	250,000	245,905
5.998%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	845,212	836,471
Battalion CLO, Ltd.
5.865%, 3M LIBOR + 1.070%, 07/18/30 (144A) (b)	1,259,081	1,241,596
5.972%, 3M LIBOR + 1.180%, 07/15/34 (144A) (b)	730,000	709,182
5.986%, 3M LIBOR + 1.170%, 01/25/35 (144A) (b)	3,220,000	3,139,207
6.345%, 3M LIBOR + 1.550%, 07/18/30 (144A) (b)	642,000	619,414
6.536%, 3M LIBOR + 1.720%, 04/24/34 (144A) (b)	250,000	239,521
6.542%, 3M LIBOR + 1.750%, 10/15/36 (144A) (b)	298,000	282,467
10.958%, 3M LIBOR + 6.150%, 10/20/31 (144A) (b)	250,000	228,947
Benefit Street Partners CLO Ltd.
5.898%, 3M LIBOR + 1.090%, 04/20/31 (144A) (b)	1,030,000	1,020,146
5.908%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	2,000,000	1,980,434
6.458%, 3M LIBOR + 1.650%, 07/20/29 (144A) (b)	290,000	284,493
6.792%, 3M LIBOR + 2.000%, 10/15/30 (144A) (b)	270,000	255,350
11.542%, 3M LIBOR + 6.750%, 07/15/34 (144A) (b)	250,000	229,318
BHG Securitization Trust 2.240%, 10/17/34 (144A)	130,000	104,986
BlueMountain CLO Ltd.
5.995%, 3M LIBOR + 1.180%, 10/22/30 (144A) (b)	730,869	724,314
6.052%, 3M LIBOR + 1.260%, 04/15/34 (144A) (b)	100,000	98,444
6.292%, 3M LIBOR + 1.500%, 07/15/31 (144A) (b)	660,000	642,879
BlueMountain EUR CLO DAC 4.038%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (b)	560,000	564,193
Bridge Street CLO II, Ltd. 6.038%, 3M LIBOR + 1.230%, 07/20/34 (144A) (b)	250,000	243,358
Buttermilk Park CLO, Ltd. 5.892%, 3M LIBOR + 1.100%, 10/15/31 (144A) (b)	250,000	247,351
C-BASS Trust 5.165%, 1M LIBOR + 0.320%, 10/25/36 (b)	162,096	105,173
Canyon Capital CLO, Ltd.
5.892%, 3M LIBOR + 1.100%, 04/15/32 (144A) (b)	460,000	453,123
6.492%, 3M LIBOR + 1.700%, 01/15/34 (144A) (b)	290,000	281,329

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies CLO, Ltd. 5.762%, 3M LIBOR + 0.970%, 04/17/31 (144A) (b)	967,060	956,729
Carlyle U.S. CLO, Ltd.
5.952%, 3M LIBOR + 1.160%, 07/15/34 (144A) (b)	610,000	595,742
5.972%, 3M LIBOR + 1.180%, 01/15/30 (144A) (b)	1,550,000	1,535,878
Carrington Mortgage Loan Trust 5.005%, 1M LIBOR + 0.160%, 10/25/36 (b)	159,276	152,180
CBAM, Ltd. 6.058%, 3M LIBOR + 1.250%, 07/20/30 (144A) (b)	1,961,078	1,945,112
Cedar Funding CLO, Ltd.
5.788%, 3M LIBOR + 0.980%, 04/20/31 (144A) (b)	380,000	375,945
5.858%, 3M LIBOR + 1.050%, 04/20/34 (144A) (b)	3,020,000	2,944,147
5.888%, 3M LIBOR + 1.080%, 04/20/34 (144A) (b)	535,000	516,364
5.892%, 3M LIBOR + 1.100%, 07/17/31 (144A) (b)	770,000	758,862
6.158%, 3M LIBOR + 1.350%, 04/20/34 (144A) (b)	510,000	482,228
6.303%, 3M LIBOR + 1.350%, 05/29/32 (144A) (b)	250,000	241,447
Chase Funding Trust 6.333%, 04/25/32 (l)	42,267	41,796
CIFC Funding, Ltd.
5.795%, 3M LIBOR + 1.000%, 04/18/31 (144A) (b)	1,289,000	1,272,492
5.825%, 3M LIBOR + 1.010%, 04/23/29 (144A) (b)	988,650	979,808
5.842%, 3M LIBOR + 1.050%, 07/15/33 (144A) (b)	1,100,000	1,074,885
5.932%, 3M LIBOR + 1.140%, 07/15/34 (144A) (b)	280,000	273,953
5.938%, 3M LIBOR + 1.130%, 10/20/34 (144A) (b)	1,190,000	1,161,734
5.942%, 3M LIBOR + 1.150%, 07/15/36 (144A) (b)	250,000	244,436
6.415%, 3M LIBOR + 1.600%, 04/27/31 (144A) (b)	250,000	242,695
6.542%, 3M LIBOR + 1.750%, 07/16/30 (144A) (b)	250,000	245,293
Citigroup Mortgage Loan Trust, Inc. 5.015%, 1M LIBOR + 0.170%, 07/25/45 (b)	593,380	415,060
Clear Creek CLO 6.008%, 3M LIBOR + 1.200%, 10/20/30 (144A) (b)	234,615	232,184
Clontarf Park CLO DAC 5.590%, 3M EURIBOR + 3.050%, 08/05/30 (EUR) (b)	310,000	312,752
Credit-Based Asset Servicing & Securitization LLC 3.037%, 12/25/36 (l)	146,932	115,521
CVC Cordatus Loan Fund IV DAC 3.967%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (b)	250,000	252,338
CWABS Asset-Backed Certificates Trust
4.523%, 04/25/36 (b)	763,862	661,331
5.005%, 1M LIBOR + 0.160%, 09/25/46 (b)	8,533	8,479
5.105%, 1M LIBOR + 0.260%, 12/25/36 (b)	282,838	253,230
CWHEQ Revolving Home Equity Loan Resecuritization Trust 4.984%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	77,421	77,238
CWHEQ Revolving Home Equity Loan Trust
4.834%, 1M LIBOR + 0.150%, 11/15/36 (b)	156,856	151,295
4.864%, 1M LIBOR + 0.180%, 05/15/35 (b)	64,065	62,943
Diameter Capital CLO 1, Ltd. 6.032%, 3M LIBOR + 1.240%, 07/15/36 (144A) (b)	250,000	241,717
Dryden 43 Senior Loan Fund 5.848%, 3M LIBOR + 1.040%, 04/20/34 (144A) (b)	910,000	881,997
Dryden 45 Senior Loan Fund 6.492%, 3M LIBOR + 1.700%, 10/15/30 (144A) (b)	540,000	529,885
Dryden 87 CLO, Ltd. 6.015%, 3M LIBOR + 1.100%, 05/20/34 (144A) (b)	400,000	390,161

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden CLO, Ltd.
5.912%, 3M LIBOR + 1.120%, 01/15/31 (144A) (b)	6,020,000	$5,963,659
6.035%, 3M LIBOR + 1.120%, 05/20/34 (144A) (b)	610,000	595,512
6.395%, 3M LIBOR + 1.600%, 07/18/30 (144A) (b)	250,000	243,836
Dryden XXVIII Senior Loan Fund 6.064%, 3M LIBOR + 1.200%, 08/15/30 (144A) (b)	2,127,290	2,105,845
Eaton Vance CLO, Ltd. 6.992%, 3M LIBOR + 2.200%, 10/15/30 (144A) (b)	710,000	677,241
Elmwood CLO II, Ltd.
5.958%, 3M LIBOR + 1.150%, 04/20/34 (144A) (b)	750,000	733,089
6.458%, 3M LIBOR + 1.650%, 04/20/34 (144A) (b)	250,000	243,705
11.608%, 3M LIBOR + 6.800%, 04/20/34 (144A) (b)	250,000	222,249
Elmwood CLO X, Ltd.
5.848%, 3M LIBOR + 1.040%, 10/20/34 (144A) (b)	1,220,000	1,196,264
6.758%, 3M LIBOR + 1.950%, 10/20/34 (144A) (b)	250,000	237,848
Elmwood CLO XII, Ltd. 5.958%, 3M LIBOR + 1.150%, 01/20/35 (144A) (b)	250,000	245,159
Euro-Galaxy III CLO DAC 5.667%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (b)	290,000	279,835
Fairstone Financial Issuance Trust 3.735%, 10/20/39 (144A) (CAD)	323,000	227,677
Fidelity Grand Harbour CLO DAC 5.888%, 3M EURIBOR + 3.600%, 10/15/34 (144A) (EUR) (b)	250,000	239,904
First Franklin Mortgage Loan Trust
4.995%, 1M LIBOR + 0.150%, 12/25/36 (b)	1,557,090	1,408,869
5.125%, 1M LIBOR + 0.280%, 12/25/36 (b)	3,908,732	1,629,634
5.265%, 1M LIBOR + 0.420%, 12/25/36 (b)	7,190,357	3,021,628
Flatiron CLO 18, Ltd. 5.869%, 3M TSFR + 1.212%, 04/17/31 (144A) (b)	270,000	267,633
Flatiron CLO 21, Ltd. 5.908%, 3M LIBOR + 1.110%, 07/19/34 (144A) (b)	2,390,000	2,335,075
Foundation Finance Trust 2.190%, 01/15/42 (144A)	756,871	696,341
Fremont Home Loan Trust 5.125%, 1M LIBOR + 0.280%, 02/25/37 (b)	704,259	538,535
FS Rialto 5.978%, 1M LIBOR + 1.250%, 11/16/36 (144A) (b)	566,000	556,437
Galaxy CLO, Ltd. 5.892%, 3M LIBOR + 1.100%, 07/15/31 (144A) (b)	250,000	247,246
5.992%, 3M LIBOR + 1.200%, 04/16/34 (144A) (b)	660,000	642,835
Generate CLO, Ltd.
6.058%, 3M LIBOR + 1.250%, 10/20/29 (144A) (b)	520,507	516,606
6.558%, 3M LIBOR + 1.750%, 10/20/29 (144A) (b)	850,000	836,534
8.315%, 3M LIBOR + 3.500%, 01/22/35 (144A) (b)	250,000	230,515
Gilbert Park CLO, Ltd. 7.742%, 3M LIBOR + 2.950%, 10/15/30 (144A) (b)	861,000	778,959
GoldenTree Loan Management U.S. CLO 1, Ltd. 5.938%, 3M LIBOR + 1.130%, 10/20/34 (144A) (b)	910,000	895,170
Goldman Home Improvement Trust Issuer Trust 1.970%, 06/25/51 (144A)	403,000	358,750
Gracie Point International Funding
6.062%, 1M LIBOR + 1.400%, 11/01/23 (144A) (b)	120,000	119,891
7.062%, 1M LIBOR + 2.400%, 11/01/23 (144A) (b)	160,000	159,780

Asset-Backed - Other—(Continued)
Grippen Park CLO, Ltd. 8.108%, 3M LIBOR + 3.300%, 01/20/30 (144A) (b)	250,000	235,154
Gulf Stream Meridian, Ltd.
5.992%, 3M LIBOR + 1.200%, 07/15/34 (144A) (b)	1,860,000	1,817,743
6.592%, 3M LIBOR + 1.800%, 07/15/34 (144A) (b)	250,000	242,575
Henley CLO IV DAC 3.799%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (b)	100,000	101,597
Highbridge Loan Management, Ltd.
5.948%, 3M LIBOR + 1.140%, 04/20/34 (144A) (b)	1,160,000	1,130,676
5.975%, 3M LIBOR + 1.180%, 07/18/29 (144A) (b)	448,307	445,243
Home Partners of America Trust 3.799%, 12/17/26 (144A)	1,371,038	1,189,049
HPS Loan Management, Ltd. 5.806%, 3M LIBOR + 1.000%, 02/05/31 (144A) (b)	1,380,565	1,368,909
ICG U.S. CLO, Ltd. 5.938%, 3M LIBOR + 1.140%, 10/19/28 (144A) (b)	820,018	814,930
Invesco Euro CLO V DAC 6.088%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (b)	100,000	97,807
Knollwood CDO, Ltd. 8.012%, 3M LIBOR + 3.200%, 01/10/39 (144A) † (b)	1,096,198	110
LCM 26, Ltd. 5.878%, 3M LIBOR + 1.070%, 01/20/31 (144A) (b)	2,590,000	2,555,120
LCM 29, Ltd. 5.862%, 3M LIBOR + 1.070%, 04/15/31 (144A) (b)	250,000	245,515
LCM XX L.P. 5.848%, 3M LIBOR + 1.040%, 10/20/27 (144A) (b)	233,498	232,974
Legacy Mortgage Asset Trust 3.375%, 02/25/59 (144A) (b)	949,432	884,890
Lehman ABS Mortgage Loan Trust 4.935%, 1M LIBOR + 0.090%, 06/25/37 (144A) (b)	130,147	90,330
Lendmark Funding Trust 3.090%, 04/20/32 (144A)	170,000	138,596
Loanpal Solar Loan, Ltd.
2.290%, 01/20/48 (144A)	868,197	685,040
2.750%, 07/20/47 (144A)	914,345	753,219
Logan CLO, Ltd. 5.968%, 3M LIBOR + 1.160%, 07/20/34 (144A) (b)	730,000	715,561
Long Beach Mortgage Loan Trust
5.145%, 1M LIBOR + 0.300%, 06/25/36 (b)	466,252	218,763
5.165%, 1M LIBOR + 0.320%, 08/25/36 (b)	527,846	218,648
Longfellow Place CLO, Ltd. 6.542%, 3M LIBOR + 1.750%, 04/15/29 (144A) (b)	250,000	247,397
Madison Park Euro Funding DAC 5.488%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (b)	250,000	234,501
Madison Park Funding, Ltd.
5.735%, 3M LIBOR + 0.920%, 01/22/28 (144A) (b)	873,801	863,914
5.748%, 3M LIBOR + 0.950%, 04/19/30 (144A) (b)	1,126,049	1,118,294
5.755%, 3M LIBOR + 0.940%, 10/21/30 (144A) (b)	4,980,972	4,923,541
5.798%, 3M LIBOR + 0.990%, 04/20/32 (144A) (b)	550,000	541,699
5.862%, 3M LIBOR + 1.070%, 07/15/33 (144A) (b)	350,000	344,448
5.912%, 3M LIBOR + 1.120%, 07/15/34 (144A) (b)	790,000	772,302
5.912%, 3M LIBOR + 1.120%, 07/17/34 (144A) (b)	860,000	838,202
6.002%, 3M LIBOR + 1.200%, 07/29/30 (144A) (b)	2,022,061	2,006,038
6.465%, 3M LIBOR + 1.650%, 04/22/27 (144A) (b)	1,119,000	1,084,293

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Madison Park Funding, Ltd.
6.468%, 3M LIBOR + 1.650%, 04/25/29 (144A) (b)	250,000	$244,469
6.815%, 3M LIBOR + 2.000%, 07/27/31 (144A) (b)	250,000	239,480
11.048%, 3M LIBOR + 6.250%, 10/19/34 (144A) (b)	250,000	226,843
Marble Point CLO, Ltd. 5.975%, 3M LIBOR + 1.180%, 12/18/30 (144A) (b)	580,000	572,897
Mariner CLO LLC
5.805%, 3M LIBOR + 0.990%, 07/23/29 (144A) (b)	204,863	202,985
6.315%, 3M LIBOR + 1.500%, 07/23/29 (144A) (b)	522,000	508,483
6.865%, 3M LIBOR + 2.050%, 07/23/29 (144A) (b)	1,015,000	980,373
Mariner Finance Issuance Trust
3.420%, 11/20/36 (144A)	100,000	79,785
3.510%, 07/20/32 (144A)	560,000	543,398
4.010%, 07/20/32 (144A)	490,000	471,762
4.680%, 11/20/36 (144A)	400,000	307,012
Merrill Lynch First Franklin Mortgage Loan Trust 5.325%, 1M LIBOR + 0.480%, 05/25/37 (b)	7,713,806	5,758,807
Mill City Solar Loan, Ltd. 3.690%, 07/20/43 (144A)	1,048,936	955,796
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	148,149	129,063
2.880%, 09/20/40 (144A)	120,408	107,047
MP CLO III, Ltd. 6.058%, 3M LIBOR + 1.250%, 10/20/30 (144A) (b)	988,203	974,398
Neuberger Berman CLO XVI-S, Ltd. 5.832%, 3M LIBOR + 1.040%, 04/15/34 (144A) (b)	440,000	430,151
Neuberger Berman Loan Advisers CLO 26, Ltd. 5.715%, 3M LIBOR + 0.920%, 10/18/30 (144A) (b)	1,770,000	1,749,707
Neuberger Berman Loan Advisers CLO 37, Ltd. 6.258%, 3M LIBOR + 1.450%, 07/20/31 (144A) (b)	250,000	243,146
Neuberger Berman Loan Advisers CLO 42, Ltd. 5.892%, 3M LIBOR + 1.100%, 07/16/35 (144A) (b)	680,000	663,672
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.245%, 1M LIBOR + 0.400%, 10/25/36 (144A) (b)	73,953	82,157
OAK Hill European Credit Partners V DAC 4.293%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (b)	250,000	255,215
OCP CLO, Ltd.
5.810%, 3M LIBOR + 1.000%, 04/10/33 (144A) (b)	250,000	245,969
5.898%, 3M LIBOR + 1.090%, 07/20/32 (144A) (b)	500,000	491,756
5.902%, 3M LIBOR + 1.080%, 04/26/31 (144A) (b)	160,000	158,383
5.988%, 3M LIBOR + 1.180%, 12/02/34 (144A) (b)	330,000	322,175
6.222%, 3M LIBOR + 1.400%, 04/26/31 (144A) (b)	180,000	173,485
6.716%, 3M LIBOR + 1.900%, 04/24/29 (144A) (b)	911,000	894,988
6.865%, 3M LIBOR + 1.950%, 11/20/30 (144A) (b)	250,000	236,649
Octagon Investment Partners 18-R, Ltd. 5.752%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,210,000	2,184,497
Octagon Investment Partners 33, Ltd. 5.998%, 3M LIBOR + 1.190%, 01/20/31 (144A) (b)	250,000	248,163
Octagon Investment Partners 37, Ltd. 6.398%, 3M LIBOR + 1.580%, 07/25/30 (144A) (b)	250,000	243,735
Octagon Investment Partners 51, Ltd. 5.958%, 3M LIBOR + 1.150%, 07/20/34 (144A) (b)	1,170,000	1,137,674
Octagon Investment Partners XV, Ltd. 6.148%, 3M LIBOR + 1.350%, 07/19/30 (144A) (b)	250,000	243,405

Asset-Backed - Other—(Continued)
Octagon Investment Partners XVI, Ltd. 5.812%, 3M LIBOR + 1.020%, 07/17/30 (144A) (b)	3,370,000	3,331,454
Octagon Investment Partners XVII, Ltd. 5.818%, 3M LIBOR + 1.000%, 01/25/31 (144A) (b)	3,670,000	3,627,531
OHA Credit Funding 2, Ltd. 5.965%, 3M LIBOR + 1.150%, 04/21/34 (144A) (b)	2,340,000	2,299,031
OHA Credit Funding 3, Ltd.
5.948%, 3M LIBOR + 1.140%, 07/02/35 (144A) (b)	550,000	537,954
6.458%, 3M LIBOR + 1.650%, 07/02/35 (144A) (b)	343,000	333,553
OHA Credit Funding 4, Ltd. 5.965%, 3M LIBOR + 1.150%, 10/22/36 (144A) (b)	250,000	244,221
OHA Loan Funding, Ltd.
5.948%, 3M LIBOR + 1.150%, 01/19/37 (144A) (b)	500,000	487,829
5.962%, 3M LIBOR + 1.040%, 05/23/31 (144A) (b)	5,670,000	5,610,493
OneMain Financial Issuance Trust
3.140%, 10/14/36 (144A)	3,280,000	3,011,423
3.840%, 05/14/32 (144A)	698,227	693,454
Oportun Issuance Trust
1.960%, 05/08/31 (144A)	170,000	148,497
2.180%, 10/08/31 (144A)	1,830,000	1,647,707
2.670%, 10/08/31 (144A)	513,000	451,697
OZLM Funding IV, Ltd. 6.065%, 3M LIBOR + 1.250%, 10/22/30 (144A) (b)	9,832,952	9,757,652
OZLM XVIII, Ltd. 5.850%, 3M LIBOR + 1.020%, 04/15/31 (144A) (b)	520,000	510,039
OZLM XXI, Ltd. 6.708%, 3M LIBOR + 1.900%, 01/20/31 (144A) (b)	320,000	294,338
OZLM XXII, Ltd. 5.862%, 3M LIBOR + 1.070%, 01/17/31 (144A) (b)	249,683	246,045
Palmer Square CLO, Ltd.
5.792%, 3M LIBOR + 1.000%, 10/17/31 (144A) (b)	560,000	552,409
5.825%, 3M LIBOR + 1.030%, 04/18/31 (144A) (b)	1,040,000	1,028,974
5.892%, 3M LIBOR + 1.100%, 07/16/31 (144A) (b)	1,240,000	1,226,351
5.922%, 3M LIBOR + 1.130%, 01/17/31 (144A) (b)	1,312,000	1,301,213
5.942%, 3M LIBOR + 1.150%, 01/15/35 (144A) (b)	250,000	244,243
5.944%, 3M LIBOR + 1.080%, 11/15/31 (144A) (b)	250,000	246,406
6.045%, 3M LIBOR + 1.130%, 05/21/34 (144A) (b)	4,195,000	4,078,794
6.615%, 3M LIBOR + 1.700%, 05/21/34 (144A) (b)	250,000	242,891
10.430%, 3M LIBOR + 5.600%, 07/16/31 (144A) (b)	250,000	224,393
Palmer Square Loan Funding, Ltd.
6.025%, 3M LIBOR + 1.350%, 02/20/28 (144A) (b)	980,000	972,641
9.792%, 3M LIBOR + 5.000%, 10/15/29 (144A) (b)	270,000	242,998
Parallel, Ltd. 6.558%, 3M LIBOR + 1.750%, 07/20/27 (144A) (b)	350,000	344,763
Park Avenue Institutional Advisers CLO, Ltd. 6.109%, 3M LIBOR + 1.240%, 02/14/34 (144A) (b)	1,050,000	1,027,103
Pikes Peak CLO 1 5.996%, 3M LIBOR + 1.180%, 07/24/31 (144A) (b)	250,000	247,733
Pikes Peak CLO 8 5.978%, 3M LIBOR + 1.170%, 07/20/34 (144A) (b)	1,180,000	1,154,038
Pioneer Midco LLC 10.500%, 11.625% PIK, 11/18/30 (144A) † (h)	1,026,000	1,005,480
Post CLO, Ltd. 7.742%, 3M LIBOR + 2.950%, 04/16/31 (144A) (b)	250,000	231,956

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Pretium Mortgage Credit Partners LLC 2.487%, 07/25/51 (144A) (l)	1,652,896	$1,555,916
Prima Capital CRE Securitization, Ltd.
4.000%, 08/24/40 (144A)	1,740,000	1,564,869
4.000%, 08/24/49 (144A)	199,354	183,599
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	428,116
3.395%, 04/19/38 (144A)	967,000	838,147
3.407%, 05/17/38 (144A)	1,340,000	1,177,904
3.436%, 05/17/26 (144A)	1,070,000	948,425
3.666%, 12/17/40 (144A)	347,680	288,015
4.053%, 11/17/40 (144A)	221,000	185,577
4.608%, 12/17/40 (144A)	1,404,706	1,161,898
Race Point CLO, Ltd. 5.732%, 3M LIBOR + 0.940%, 10/15/30 (144A) (b)	773,757	764,109
Rad CLO 15, Ltd. 5.898%, 3M LIBOR + 1.090%, 01/20/34 (144A) (b)	250,000	245,235
Rad CLO 2, Ltd. 5.872%, 3M LIBOR + 1.080%, 10/15/31 (144A) (b)	540,000	531,849
Rad CLO 3, Ltd.
6.342%, 3M LIBOR + 1.550%, 04/15/32 (144A) (b)	250,000	243,014
7.542%, 3M LIBOR + 2.750%, 04/15/32 (144A) (b)	250,000	231,667
Rad CLO 4, Ltd. 7.618%, 3M LIBOR + 2.800%, 04/25/32 (144A) (b)	250,000	244,508
Regatta VI Funding, Ltd. 5.968%, 3M LIBOR + 1.160%, 04/20/34 (144A) (b)	760,000	739,065
Regatta VII Funding, Ltd. 6.113%, 3M LIBOR + 1.150%, 06/20/34 (144A) (b)	280,000	274,183
Regatta XVI Funding, Ltd. 6.842%, 3M LIBOR + 2.050%, 01/15/33 (144A) (b)	250,000	245,863
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	148,959
3.875%, 10/17/33 (i) (j)	3,710,000	3,183,180
Republic Finance Issuance Trust
2.300%, 12/22/31 (144A)	2,250,000	2,083,610
2.800%, 12/22/31 (144A)	500,000	445,097
3.530%, 12/22/31 (144A)	170,000	150,328
Riserva CLO, Ltd. 5.855%, 3M LIBOR + 1.060%, 01/18/34 (144A) (b)	940,000	914,887
Rockford Tower CLO, Ltd.
5.908%, 3M LIBOR + 1.100%, 04/20/34 (144A) (b)	1,856,000	1,796,333
5.998%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	3,405,000	3,374,927
6.292%, 3M LIBOR + 1.500%, 10/15/29 (144A) (b)	1,781,000	1,725,896
6.565%, 3M LIBOR + 1.650%, 08/20/32 (144A) (b)	250,000	241,271
7.642%, 3M LIBOR + 2.850%, 10/15/29 (144A) (b)	939,000	901,026
Romark WM-R, Ltd. 5.838%, 3M LIBOR + 1.030%, 04/20/31 (144A) (b)	247,404	242,822
RR 1 LLC 5.942%, 3M LIBOR + 1.150%, 07/15/35 (144A) (b)	1,620,000	1,584,872
RR 3, Ltd. 5.882%, 3M LIBOR + 1.090%, 01/15/30 (144A) (b)	860,000	852,552
RR 5, Ltd. 6.442%, 3M LIBOR + 1.650%, 10/15/31 (144A) (b)	250,000	244,790
Service Experts Issuer LLC 2.670%, 02/02/32 (144A)	909,661	835,258

Asset-Backed - Other—(Continued)
SG Mortgage Securities Trust 5.055%, 1M LIBOR + 0.210%, 10/25/36 (b)	570,000	384,270
Signal Peak CLO 1, Ltd.
5.952%, 3M LIBOR + 1.160%, 04/17/34 (144A) (b)	3,750,000	3,659,824
6.592%, 3M LIBOR + 1.800%, 04/17/34 (144A) (b)	490,000	469,884
Signal Peak CLO 2 LLC 6.308%, 3M LIBOR + 1.500%, 04/20/29 (144A) (b)	1,412,000	1,383,600
Silver Creek CLO, Ltd. 6.048%, 3M LIBOR + 1.240%, 07/20/30 (144A) (b)	1,324,331	1,314,997
Sixth Street CLO XIX, Ltd. 5.908%, 3M LIBOR + 1.100%, 07/20/34 (144A) (b)	2,890,000	2,819,915
Sound Point CLO II, Ltd. 5.892%, 3M LIBOR + 1.070%, 01/26/31 (144A) (b)	500,000	494,130
Sound Point CLO XII, Ltd. 6.858%, 3M LIBOR + 2.050%, 10/20/28 (144A) (b)	780,000	750,379
Sound Point CLO XV, Ltd. 5.715%, 3M LIBOR + 0.900%, 01/23/29 (144A) (b)	140,853	139,793
Sound Point CLO XXVIII, Ltd. 6.098%, 3M LIBOR + 1.280%, 01/25/32 (144A) (b)	350,000	343,826
Soundview Home Loan Trust 5.640%, 1M LIBOR + 0.795%, 01/25/35 (b)	14,832	13,395
Steele Creek CLO, Ltd. 6.042%, 3M LIBOR + 1.250%, 10/15/30 (144A) (b)	667,520	657,680
Symphony CLO XXIII, Ltd. 6.392%, 3M LIBOR + 1.600%, 01/15/34 (144A) (b)	250,000	242,007
Symphony CLO XXVI, Ltd. 5.888%, 3M LIBOR + 1.080%, 04/20/33 (144A) (b)	398,000	392,034
TCI-Flatiron CLO, Ltd. 5.837%, 3M LIBOR + 0.960%, 11/18/30 (144A) (b)	649,034	638,067
TCW CLO AMR, Ltd. 6.092%, 3M LIBOR + 1.220%, 08/16/34 (144A) (b)	250,000	241,585
Tiaa CLO III, Ltd. 5.942%, 3M LIBOR + 1.150%, 01/16/31 (144A) (b)	571,000	565,984
TICP CLO VI, Ltd. 5.912%, 3M LIBOR + 1.120%, 01/15/34 (144A) (b)	820,000	798,926
TICP CLO XII, Ltd. 5.962%, 3M LIBOR + 1.170%, 07/15/34 (144A) (b)	250,000	244,658
Trestles CLO III, Ltd. 6.658%, 3M LIBOR + 1.850%, 01/20/33 (144A) (b)	520,000	509,797
Trestles CLO IV, Ltd. 5.985%, 3M LIBOR + 1.170%, 07/21/34 (144A) (b)	1,170,000	1,144,515
Trestles CLO, Ltd. 7.718%, 3M LIBOR + 2.900%, 04/25/32 (144A) (b)	250,000	229,682
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	250,492
4.960%, 05/17/37 (144A)	180,000	174,195
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	700,602
4.133%, 07/17/38 (144A)	639,000	557,495
Trinitas CLO IV, Ltd. 6.195%, 3M LIBOR + 1.400%, 10/18/31 (144A) (b)	160,000	154,463
Trinitas CLO XIV, Ltd. 6.818%, 3M LIBOR + 2.000%, 01/25/34 (144A) (b)	560,000	545,382
Venture 32 CLO, Ltd. 5.865%, 3M LIBOR + 1.070%, 07/18/31 (144A) (b)	420,000	415,331

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
VOLT CVI LLC 2.734%, 12/26/51 (144A) (l)	1,896,164	$1,737,691
Voya CLO, Ltd.
5.848%, 3M LIBOR + 1.040%, 04/20/34 (144A) (b)	357,000	348,685
5.852%, 3M LIBOR + 1.060%, 04/15/31 (144A) (b)	1,989,000	1,967,413
5.922%, 3M LIBOR + 1.130%, 10/15/30 (144A) (b)	971,854	963,439
Voya Euro CLO V DAC
4.038%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (b)	340,000	346,018
5.388%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (b)	250,000	234,140
Washington Mutual Asset-Backed Certificates Trust
4.569%, 1M LIBOR + 0.155%, 10/25/36 (b)	536,063	399,010
5.205%, 1M LIBOR + 0.360%, 09/25/36 (b)	1,693,536	500,718
Whitebox CLO, Ltd.
7.866%, 3M LIBOR + 3.050%, 07/24/32 (144A) (b)	500,000	456,019
8.142%, 3M LIBOR + 3.350%, 10/15/34 (144A) (b)	250,000	230,866
11.216%, 3M LIBOR + 6.400%, 07/24/32 (144A) (b)	250,000	217,620
11.642%, 3M LIBOR + 6.850%, 10/15/34 (144A) (b)	250,000	233,966

		247,528,290

Asset-Backed - Student Loan—0.8%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	190,000	166,991
2.720%, 06/25/52 (144A)	100,000	84,575
4.110%, 07/26/55 (144A)	100,000	83,219
Navient Private Education Loan Trust 5.584%, 1M LIBOR + 0.900%, 11/15/68 (144A) (b)	345,077	337,786
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	280,000	255,205
2.690%, 07/15/69 (144A)	450,000	373,698
3.480%, 04/15/60 (144A)	710,000	635,016
4.000%, 04/15/60 (144A)	230,000	208,756
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,695,837
2.680%, 04/20/62 (144A)	3,120,000	2,563,874
2.850%, 04/20/62 (144A)	3,661,000	3,035,736
2.900%, 04/20/62 (144A)	1,640,000	1,371,094
3.360%, 04/20/62 (144A)	110,000	90,842
3.500%, 04/20/62 (144A)	170,000	140,277
3.570%, 04/20/62 (144A)	142,000	118,678
3.750%, 04/20/62 (144A)	277,000	235,275
4.380%, 04/20/62 (144A)	100,000	80,477
4.440%, 04/20/62 (144A)	160,000	130,941
4.750%, 04/20/62 (144A)	260,000	215,568
4.930%, 04/20/62 (144A)	374,000	318,238
Prodigy Finance DAC
6.095%, 1M LIBOR + 1.250%, 07/25/51 (144A) (b)	561,207	547,169
7.345%, 1M LIBOR + 2.500%, 07/25/51 (144A) (b)	133,539	131,626
Scholar Funding Trust 5.481%, 1M LIBOR + 0.650%, 01/30/45 (144A) (b)	2,806,953	2,712,027
SLM Private Credit Student Loan Trust 5.196%, 3M LIBOR + 0.330%, 03/15/24 (b)	129,198	128,785
SLM Private Education Loan Trust 9.434%, 1M LIBOR + 4.750%, 10/15/41 (144A) (b)	2,755,387	2,994,011

Asset-Backed - Student Loan—(Continued)
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	150,000	133,875
2.990%, 01/15/53 (144A)	2,040,000	1,782,687
3.000%, 01/15/53 (144A)	120,000	105,172
3.500%, 12/17/40 (144A)	1,340,000	1,272,751
3.860%, 01/15/53 (144A)	1,352,000	1,238,229
3.930%, 01/15/53 (144A)	100,000	91,673

		23,280,088

Total Asset-Backed Securities (Cost $313,177,510)		295,527,365

Mortgage-Backed Securities—5.5%

Collateralized Mortgage Obligations—2.7%
Agate Bay Mortgage Trust
3.515%, 06/25/45 (144A) (b)	104,000	63,654
3.542%, 04/25/45 (144A) (b)	150,000	98,258
3.674%, 01/25/45 (144A) (b)	130,000	84,628
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	49,861	43,207
Zero Coupon, 12/25/57 (144A) (b)	35,904	17,979
Zero Coupon, 04/25/58 (144A)	22,230	21,941
Zero Coupon, 06/25/58 (144A) (b)	1,890	1,837
Zero Coupon, 11/25/58 (144A)	64,164	42,434
Zero Coupon, 09/25/59 (144A)	2,071,831	1,653,436
Zero Coupon, 11/25/59 (144A)	370,830	352,423
Zero Coupon, 12/25/59 (144A)	1,715,966	1,063,045
1.740%, 12/25/60 (144A) (b)	4,107,474	3,516,608
1.875%, 06/25/61 (144A) (l)	14,277,026	12,963,056
2.000%, 03/25/60 (144A) (l)	4,892,856	4,455,587
2.115%, 01/25/61 (144A) (l)	1,986,544	1,857,249
2.250%, 06/25/60 (144A) (l)	713,441	682,072
2.250%, 09/27/60 (144A) (l)	149,559	145,295
2.375%, 12/25/59 (144A) (l)	3,306,011	3,260,632
2.693%, 12/25/60 (144A) (b)	744,000	610,642
2.940%, 12/25/60 (144A) (b)	293,000	232,475
3.000%, 09/25/59 (144A) (l)	337,705	333,128
3.500%, 12/25/59 (144A) (l)	732,499	719,584
3.729%, 12/25/60 (144A) (b)	449,000	362,383
4.250%, 09/25/59 (144A) (l)	432,000	409,718
4.875%, 09/25/59 (144A) (l)	91,581	90,655
Alternative Loan Trust
4.868%, 12M MTA + 1.730%, 11/25/46 (b)	1,651,745	1,239,218
4.951%, 1M LIBOR + 0.190%, 03/20/47 (b)	889,629	720,253
4.961%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,540,050	1,167,879
5.125%, 1M LIBOR + 0.280%, 04/25/47 (b)	412,360	350,442
5.195%, 1M LIBOR + 0.350%, 06/25/35 (b)	938,166	764,786
5.225%, 1M LIBOR + 0.380%, 10/25/46 (b)	571,250	497,497
5.305%, 1M LIBOR + 0.460%, 11/25/36 (b)	530,632	438,358
5.500%, 04/25/37	544,506	297,834
6.000%, 04/25/37	90,809	44,859
6.000%, 05/25/37	2,001,981	1,018,219
American Home Mortgage Assets Trust 4.078%, 12M MTA + 0.940%, 10/25/46 (b)	329,525	224,793

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
APS Resecuritization Trust 7.695%, 1M LIBOR + 2.850%, 09/27/46 (144A) (b)	447,262	$445,950
Barclays Mortgage Trust 2.000%, 11/25/51 (144A) (l)	3,648,516	3,274,519
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (l)	1,260,415	840,173
6.250%, 02/25/36 (l)	1,842,297	1,198,705
Chase Mortgage Finance Trust 6.000%, 12/25/37	6,237,038	2,804,932
CHL Mortgage Pass-Through Trust 4.098%, 12M MTA + 0.960%, 04/25/46 (b)	3,102,478	964,043
Credit Suisse Mortgage Capital Certificates
2.436%, 02/25/61 (144A) (b)	1,833,208	1,707,921
6.500%, 10/27/37 (144A)	2,614,627	1,089,478
CSFB Mortgage-Backed Pass-Through Certificates 6.195%, 1M LIBOR + 1.350%, 11/25/35 (b)	409,172	97,205
Deutsche ALT-A Securities Mortgage Loan Trust 5.185%, 1M LIBOR + 0.340%, 08/25/47 (b)	280,766	236,859
GreenPoint Mortgage Funding Trust 5.138%, 12M MTA + 2.000%, 03/25/36 (b)	94,928	88,733
GS Mortgage-Backed Securities Corp. Trust 4.393%, 11/25/49 (144A) (b)	252,922	201,936
GSR Mortgage Loan Trust 6.000%, 07/25/37	375,681	245,809
HarborView Mortgage Loan Trust 5.171%, 1M LIBOR + 0.410%, 12/19/36 (b)	1,130,557	923,990
Impac Secured Assets Trust 5.185%, 1M LIBOR + 0.340%, 11/25/36 (b)	165,443	139,389
IndyMac INDX Mortgage Loan Trust 3.362%, 09/25/37 (b)	653,648	411,571
JPMorgan Alternative Loan Trust
4.200%, 05/25/37 (b)	140,368	113,604
5.265%, 1M LIBOR + 0.420%, 03/25/37 (b)	710,392	625,231
JPMorgan Mortgage Trust
0.270%, 02/25/52 (144A) (b) (c)	9,246,526	123,814
0.500%, 02/25/52 (144A) (b) (c)	9,247,327	243,165
2.500%, 02/25/52 (144A) (b)	7,216,119	5,870,456
3.078%, 02/25/52 (144A) (b)	127,649	46,526
3.270%, 02/25/52 (144A) (b)	977,753	779,735
6.500%, 08/25/36	185,342	77,032
Legacy Mortgage Asset Trust
1.750%, 04/25/61 (144A) (l)	3,065,291	2,860,768
2.734%, 01/25/60 (144A) (l)	149,626	147,341
MASTR Resecuritization Trust 4.188%, 08/25/37 (144A) (b)	227,112	101,342
Merrill Lynch Mortgage Investors Trust 3.883%, 05/25/36 (b)	467,300	338,085
MFA Trust 3.514%, 04/25/65 (144A) (b)	540,000	402,631
Mortgage Loan Resecuritization Trust 5.002%, 1M LIBOR + 0.340%, 04/16/36 (144A) (b)	865,200	812,347
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (b)	226,830	216,682
New York Mortgage Loan Trust 2.944%, 10/25/60 (144A) (b)	2,010,902	1,961,481

Collateralized Mortgage Obligations—(Continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.134%, 05/25/36 (l)	221,189	49,024
Preston Ridge Partners Mortgage LLC 2.951%, 10/25/25 (144A) (l)	1,043,837	1,017,829
RFMSI Trust 4.935%, 08/25/36 (b)	826,706	565,303
RMF Buyout Issuance Trust 3.690%, 11/25/31 (144A) (b)	509,000	424,634
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (m)	787,454	128,158
0.625%, 07/25/56 (144A) (b) (c)	984,382	99,034
3.312%, 05/25/57 (b)	159,443	60,357
Seasoned Loans Structured Transaction Trust 4.750%, 09/25/60 (144A) (b)	2,550,000	2,435,698
Sequoia Mortgage Trust 3.225%, 07/20/37 (b)	164,954	128,928
Structured Adjustable Rate Mortgage Loan Trust
3.624%, 04/25/36 (b)	177,999	105,886
3.748%, 04/25/47 (b)	525,102	247,790
Structured Asset Mortgage Investments Trust
5.225%, 1M LIBOR + 0.380%, 06/25/36 (b)	791,739	639,722
5.265%, 1M LIBOR + 0.420%, 05/25/46 (b)	137,572	90,331
5.305%, 1M LIBOR + 0.460%, 02/25/36 (b)	616,490	519,424
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	65,686	65,486
VISIO Trust 3.910%, 11/25/54 (144A) (b)	169,000	120,019
Vista Point Securitization Trust 4.900%, 04/25/65 (144A) (b)	100,000	91,389
Voyager OPTONE Delaware Trust 1.844%, 02/25/38 (144A) (b) (c)	3,004,022	718,160
WaMu Mortgage Pass-Through Certificates Trust 3.888%, 12M MTA + 0.750%, 06/25/47 (b)	424,300	327,273

		77,071,962

Commercial Mortgage-Backed Securities—2.8%
1211 Avenue of the Americas Trust 4.142%, 08/10/35 (144A) (b)	230,000	187,445
ACEN Mortgage Trust 7.784%, 1M LIBOR + 3.100%, 04/15/34 (144A) (b)	453,000	344,784
Arbor Multifamily Mortgage Securities Trust 1.750%, 05/15/53 (144A)	126,000	63,764
Ashford Hospitality Trust 6.784%, 1M LIBOR + 2.100%, 04/15/35 (144A) (b)	138,000	127,928
Atrium Hotel Portfolio Trust 6.884%, 1M LIBOR + 2.200%, 12/15/36 (144A) (b)	1,540,000	1,369,435
BAMLL Commercial Mortgage Securities Trust
3.596%, 04/14/33 (144A) (b)	250,000	206,310
6.085%, 1M LIBOR + 1.400%, 11/15/33 (144A) † (b)	510,000	461,639
6.185%, 1M LIBOR + 1.500%, 11/15/32 (144A) † (b)	300,000	271,278
6.685%, 1M LIBOR + 2.000%, 11/15/32 (144A) † (b)	630,000	577,867
BANK 0.367%, 09/15/62 (b) (c)	8,619,000	175,895
Bank of America Merrill Lynch Commercial Mortgage Trust
0.586%, 02/15/50 (b) (c)	4,070,000	83,908
1.243%, 02/15/50 (144A) (b) (c)	2,000,000	82,912

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Barclays Commercial Mortgage Trust 5.557%, 1M LIBOR + 0.722%, 03/15/37 (144A) (b)	280,000	$256,198
Bayview Commercial Asset Trust
5.220%, 1M LIBOR + 0.375%, 10/25/36 (144A) (b)	93,302	85,921
5.250%, 1M LIBOR + 0.405%, 03/25/37 (144A) (b)	139,186	125,612
5.295%, 1M LIBOR + 0.450%, 01/25/36 (144A) (b)	66,266	60,295
5.295%, 1M LIBOR + 0.450%, 10/25/36 (144A) (b)	94,939	87,649
5.385%, 1M LIBOR + 0.540%, 04/25/36 (144A) (b)	71,503	64,317
5.520%, 1M LIBOR + 0.675%, 01/25/36 (144A) (b)	49,332	44,879
6.345%, 1M LIBOR + 1.500%, 12/25/37 (144A) (b)	1,098,630	958,525
BB-UBS Trust
0.596%, 11/05/36 (144A) (b) (c)	85,480,000	729,751
4.026%, 11/05/36 (144A) (b)	330,000	294,726
BBCMS Mortgage Trust 8.309%, 1M LIBOR + 3.625%, 08/15/36 (144A) (b)	297,000	288,355
Beast Mortgage Trust
5.784%, 1M LIBOR + 1.100%, 04/15/36 (144A) (b)	604,000	573,650
6.034%, 1M LIBOR + 1.350%, 04/15/36 (144A) (b)	751,000	709,261
6.284%, 1M LIBOR + 1.600%, 04/15/36 (144A) (b)	697,000	650,889
6.784%, 1M LIBOR + 2.100%, 04/15/36 (144A) (b)	589,000	546,552
7.584%, 1M LIBOR + 2.900%, 04/15/36 (144A) (b)	576,000	540,094
8.484%, 1M LIBOR + 3.800%, 04/15/36 (144A) (b)	641,000	600,767
9.586%, 1M LIBOR + 4.902%, 04/15/36 (144A) (b)	454,000	425,989
Benchmark Mortgage Trust
1.030%, 03/15/52 (b) (c)	3,549,137	164,005
1.271%, 02/15/54 (b) (c)	5,100,337	345,202
BFLD Trust 8.384%, 1M LIBOR + 3.700%, 10/15/35 (144A) (b)	663,000	485,442
BHMS Mortgage Trust 5.934%, 1M LIBOR + 1.250%, 07/15/35 (144A) (b)	260,000	250,042
BPR Trust 8.284%, 1M LIBOR + 3.600%, 09/15/38 (144A) (b)	492,000	461,546
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,371,780
3.454%, 03/10/33 (144A)	1,847,304	1,727,902
3.633%, 03/10/33 (144A)	600,000	547,571
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (b)	897,000	730,401
5.852%, 1M TSFR + 1.024%, 02/15/33 (144A) (b)	2,391,915	2,318,507
7.092%, 1M TSFR + 2.264%, 02/15/33 (144A) (b)	1,466,417	1,422,207
7.192%, 1M TSFR + 2.364%, 01/15/34 (144A) (b)	253,189	236,661
7.242%, 1M TSFR + 2.414%, 10/15/36 (144A) (b)	3,944,000	3,794,873
7.485%, 1M LIBOR + 2.800%, 06/15/38 (144A) (b)	679,628	625,922
7.592%, 1M TSFR + 2.764%, 10/15/36 (144A) (b)	3,210,292	3,067,905
7.942%, 1M TSFR + 3.114%, 01/15/34 (144A) (b)	388,825	356,559
9.192%, 1M TSFR + 4.364%, 02/15/33 (144A) (b)	979,005	950,114
BX Trust
3.202%, 12/09/41 (144A)	168,000	143,421
3.944%, 12/09/41 (144A) (b)	2,772,000	2,252,824
6.579%, 1M LIBOR + 1.895%, 10/15/36 (144A) (b)	344,000	318,987
7.343%, 1M TSFR + 2.514%, 02/15/36 (144A) (b)	1,920,000	1,696,988
7.826%, 1M LIBOR + 3.142%, 10/15/36 (144A) (b)	694,000	610,186
7.943%, 1M TSFR + 3.114%, 02/15/36 (144A) (b)	1,319,120	1,146,950
BXP Trust
2.776%, 01/15/44 (144A) (b)	327,000	211,717
3.552%, 08/13/37 (144A) (b)	760,000	522,307

Commercial Mortgage-Backed Securities—(Continued)
Cassia SRL 5.154%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (b)	1,267,640	1,308,110
CD Mortgage Trust
3.631%, 02/10/50	350,000	326,691
3.956%, 08/15/50 (b)	363,000	323,253
CFCRE Commercial Mortgage Trust 0.692%, 05/10/58 (b) (c)	2,370,000	45,262
CFK Trust 4.637%, 01/15/39 (144A) (b)	728,000	628,435
CHC Commercial Mortgage Trust 6.184%, 1M LIBOR + 1.500%, 06/15/34 (144A) (b)	1,380,928	1,324,530
Citigroup Commercial Mortgage Trust
0.801%, 11/10/42 (144A) (b) (c)	7,730,000	381,456
4.731%, 05/10/36 (144A) (b)	1,107,000	1,084,313
Cold Storage Trust 7.450%, 1M LIBOR + 2.766%, 11/15/37 (144A) (b)	1,582,615	1,521,569
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.060%, 02/10/35 (144A) (b) (c)	60,958,000	98,379
3.179%, 10/10/36 (144A) (b)	270,000	209,812
4.672%, 02/10/47 (b)	143,000	125,613
Credit Suisse Mortgage Capital Certificates Trust
3.778%, 11/10/32 (144A) (b)	301,000	225,750
5.634%, 1M LIBOR + 0.950%, 12/15/30 (144A) (b)	280,000	264,145
9.546%, 1M LIBOR + 4.862%, 10/15/37 (144A) (b)	587,000	523,826
Credit Suisse Mortgage Trust 8.185%, 1M LIBOR + 3.500%, 11/15/38 (144A) (b)	191,000	178,227
CSAIL Commercial Mortgage Trust
0.174%, 11/15/50 (b) (c)	3,940,000	41,531
0.556%, 09/15/52 (b) (c)	4,150,000	122,176
1.350%, 09/15/52 (b) (c)	3,092,274	183,574
1.550%, 06/15/52 (b) (c)	7,065,422	496,529
4.237%, 06/15/52 (b)	130,000	102,250
DBJPM Mortgage Trust
1.000%, 06/10/50 (b) (c)	2,060,000	69,566
3.276%, 05/10/49	240,000	225,714
DBUBS Mortgage Trust 3.530%, 10/10/34 (144A) (b)	1,257,563	1,102,285
ELP Commercial Mortgage Trust 7.801%, 1M LIBOR + 3.116%, 11/15/38 (144A) (b)	994,000	900,184
Extended Stay America Trust
6.935%, 1M LIBOR + 2.250%, 07/15/38 (144A) (b)	732,144	697,255
7.535%, 1M LIBOR + 2.850%, 07/15/38 (144A) (b)	1,317,860	1,245,146
8.385%, 1M LIBOR + 3.700%, 07/15/38 (144A) (b)	843,430	791,080
GCT Commercial Mortgage Trust 7.034%, 1M LIBOR + 2.350%, 02/15/38 (144A) (b)	100,000	69,423
GS Mortgage Securities Corp. II Trust 5.366%, 05/03/32 (144A)	840,000	827,610
GS Mortgage Securities Corp. Trust
1.724%, 12/12/53 (144A) (b) (c)	3,111,366	285,089
2.856%, 05/10/34 (144A)	710,000	646,100
8.120%, 1M LIBOR + 3.435%, 11/15/36 (144A) (b)	121,000	108,805
GS Mortgage Securities Trust
3.805%, 10/10/35 (144A) (b)	200,000	164,993
3.808%, 11/10/52 (b)	60,000	46,151
4.412%, 07/10/48 (b)	110,000	99,815
4.529%, 04/10/47 (b)	50,000	47,711

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	$1,137,505
HONO Mortgage Trust
8.034%, 1M LIBOR + 3.350%, 10/15/36 (144A) (b)	387,000	352,722
9.084%, 1M LIBOR + 4.400%, 10/15/36 (144A) (b)	263,000	235,464
Hudson Yards Mortgage Trust 2.943%, 12/10/41 (144A) (b)	662,050	415,534
IMT Trust
3.478%, 06/15/34 (144A)	540,000	521,823
3.497%, 06/15/34 (144A) (b)	570,000	537,549
JPMBB Commercial Mortgage Securities Trust
0.565%, 05/15/48 (b) (c)	558,690	5,296
0.798%, 09/15/47 (b) (c)	1,205,454	8,859
4.120%, 12/15/48 (144A) (b)	300,000	249,385
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (b) (c)	2,067,000	45,443
JPMorgan Chase Commercial Mortgage Securities Corp.
7.134%, 1M LIBOR + 2.450%, 04/15/38 (144A) (b)	1,030,000	968,329
7.634%, 1M LIBOR + 2.950%, 04/15/38 (144A) (b)	450,000	421,351
JPMorgan Chase Commercial Mortgage Securities Trust
0.640%, 04/15/46 (b) (c)	4,900,000	49
0.750%, 08/15/49 (144A) (b) (c)	5,300,000	112,266
4.050%, 09/15/50	110,000	97,776
5.894%, 1M LIBOR + 1.210%, 06/15/35 (144A) (b)	310,107	284,550
6.384%, 1M LIBOR + 1.700%, 04/15/38 (144A) (b)	787,000	739,594
6.844%, 1M LIBOR + 2.160%, 07/15/36 (144A) (b)	570,000	534,123
7.455%, 1M LIBOR + 2.770%, 10/15/33 (144A) (b)	180,000	148,614
8.367%, 1M TSFR + 3.540%, 04/15/37 (144A) (b)	916,733	775,911
KKR Industrial Portfolio Trust 6.992%, 1M TSFR + 2.164%, 12/15/37 (144A) (b)	420,000	386,253
KNDL Mortgage Trust 6.484%, 1M LIBOR + 1.800%, 05/15/36 (144A) (b)	865,000	842,288
Lehman Brothers Small Balance Commercial Mortgage Trust
5.095%, 1M LIBOR + 0.250%, 03/25/37 (144A) (b)	44,891	44,829
5.295%, 1M LIBOR + 0.450%, 09/25/36 (144A) (b)	231,016	218,934
Life Mortgage Trust 7.292%, 1M TSFR + 2.464%, 03/15/38 (144A) (b)	673,335	626,530
LSTAR Commercial Mortgage Trust
0.795%, 03/10/50 (144A) (b) (c)	642,701	12,202
3.150%, 04/20/48 (144A) (b)	53,051	51,042
LUXE Trust 7.434%, 1M LIBOR + 2.750%, 10/15/38 (144A) (b)	100,000	94,033
Med Trust 9.935%, 1M LIBOR + 5.250%, 11/15/38 (144A) (b)	4,427,685	4,036,006
MF1 9.047%, 1M TSFR + 4.220%, 12/15/34 (144A) (b)	163,000	148,581
MFT Trust 3.477%, 02/10/42 (144A) (b)	350,781	230,345
MHC Commercial Mortgage Trust
6.785%, 1M LIBOR + 2.101%, 04/15/38 (144A) (b)	1,842,000	1,726,590
7.285%, 1M LIBOR + 2.601%, 04/15/38 (144A) (b)	193,000	179,457
Morgan Stanley Bank of America Merrill Lynch Trust
1.180%, 12/15/47 (144A) (b) (c)	1,810,000	34,606
4.524%, 10/15/48 (b)	170,000	154,229
Morgan Stanley Capital Trust
1.003%, 03/15/52 (b) (c)	2,333,040	105,255
2.152%, 06/15/50 (144A) (b) (c)	1,190,000	86,657

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust
7.234%, 1M LIBOR + 2.550%, 07/15/35 (144A) (b)	10,000	9,686
MSCG Trust 6.835%, 1M LIBOR + 2.150%, 10/15/37 (144A) (b)	111,492	103,764
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	247,790
5.634%, 1M LIBOR + 0.950%, 06/15/35 (144A) (b)	93,251	90,283
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (b) (c)	13,300,000	189,086
3.945%, 05/10/39 (144A) (b)	1,049,000	701,325
One Market Plaza Trust 0.090%, 02/10/32 (144A) (b) (c)	25,332,000	2,951
One New York Plaza Trust 7.434%, 1M LIBOR + 2.750%, 01/15/36 (144A) (b)	160,000	139,554
Park Avenue Mortgage Trust
6.256%, 1M LIBOR + 1.536%, 09/15/34 (144A) (b)	500,000	462,916
6.838%, 1M LIBOR + 2.119%, 09/15/34 (144A) (b)	1,473,000	1,335,710
Park Avenue Trust
0.149%, 06/05/37 (144A) (b) (c)	5,000,000	34,460
3.657%, 06/05/37 (144A) (b)	207,000	151,681
SREIT Trust
7.302%, 1M LIBOR + 2.618%, 11/15/36 (144A) (b)	672,700	622,107
7.309%, 1M LIBOR + 2.625%, 11/15/38 (144A) (b)	890,000	812,839
UBS Commercial Mortgage Trust
1.018%, 12/15/52 (b) (c)	7,152,258	321,936
1.467%, 10/15/52 (b) (c)	6,823,926	471,647
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (b)	2,778,536	2,379,176
2.980%, 02/25/50 (144A) (b)	142,609	119,861
4.240%, 11/25/47 (144A) (b)	77,523	62,195
4.480%, 12/26/51 (144A) (b)	279,662	205,405
5.000%, 11/25/47 (144A) (b)	45,646	34,622
Wells Fargo Commercial Mortgage Trust
1.016%, 12/15/48 (b) (c)	906,371	19,441
1.250%, 08/15/49 (144A) (b) (c)	1,430,000	49,261
1.412%, 05/15/52 (b) (c)	4,830,020	288,259
3.749%, 06/15/36 (144A) (b)	170,000	148,076
4.904%, 01/15/52 (b)	622,000	571,129
5.906%, 1M LIBOR + 1.100%, 12/13/31 (144A) (b)	490,000	485,530
6.774%, 1M LIBOR + 2.090%, 02/15/37 (144A) (b)	300,000	285,608
7.424%, 1M LIBOR + 2.740%, 02/15/37 (144A) (b)	260,000	247,092

		80,762,342

Total Mortgage-Backed Securities (Cost $186,063,060)		157,834,304

Floating Rate Loans (n)—1.0%

Airlines—0.0%
Kestrel Bidco, Inc.
Term Loan B, 7.859%, 1M TSFR + 3.000%, 12/11/26	590	569

Apparel—0.0%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 11/24/28	537,296	536,120

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (n)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc.
Term Loan, 11.090%, 1M TSFR + 6.250%, 12/29/27	270,347	$256,830

Beverages—0.0%
City Brewing Co. LLC
Term Loan, 8.330%, 3M LIBOR + 3.500%, 04/05/28	345,735	146,361
Naked Juice LLC 2nd Lien Term Loan, 10.998%, 3M TSFR + 6.000%, 01/24/30	75,000	57,422
Triton Water Holdings, Inc.
Term Loan, 8.659%, 3M LIBOR + 3.500%, 03/31/28	167,545	151,335

		355,118

Building Materials—0.0%
IPS Corp.
Delayed Draw Term Loan, 10/02/28 (o)	52,968	49,614
Term Loan, 8.352%, 1M LIBOR + 3.500%, 10/02/28	147,671	138,318

		187,932

Chemicals—0.1%
Aruba Investments, Inc.
USD Term Loan, 8.590%, 1M LIBOR + 3.750%, 11/24/27	184,336	181,571
Bakelite US Holdco, Inc.
Term Loan, 9.048%, 3M TSFR + 4.000%, 05/29/29	1,191,993	1,141,333
Eastman Chemical Co. 2021 Term Loan B, 10.172%, 1M LIBOR + 5.250%, 11/01/28	398,985	363,076
LSF11 A5 Holdco LLC
Term Loan, 8.422%, 1M TSFR + 3.500%, 10/15/28	318,730	309,407
SCIH Salt Holdings, Inc.
Incremental Term Loan B, 8.825%, 3M LIBOR + 4.000%, 03/16/27	370,465	362,206

		2,357,593

Commercial Services—0.4%
AEA International Holdings (Luxembourg) S.a.r.l.
Term Loan B, 8.938%, 3M LIBOR + 3.750%, 09/07/28	653,231	650,782
Allied Universal Holdco LLC
USD Incremental Term Loan B, 8.657%, 1M TSFR + 3.750%, 05/12/28	609,715	579,610
American Auto Auction Group LLC 2nd Lien Term Loan, 13.060%, 3M TSFR + 8.750%, 01/02/29	429,500	316,756
Term Loan B, 9.800%, 3M TSFR + 5.000%, 12/30/27	466,669	408,335
Caliber Home Loans, Inc.
Revolver, 8.064%, 3M LIBOR + 3.250%, 07/24/25	5,350,000	5,323,250
Digital Room Holdings, Inc.
Term Loan, 10.090%, 1M LIBOR + 5.250%, 12/21/28	511,830	460,647
Interface Security Systems LLC
Term Loan, 11.570%, 1M LIBOR + 7.000%, 08/07/23 (h) (i) (j)	1,272,328	1,124,483
Signal Parent, Inc.
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 04/03/28	550,200	369,322
Vaco Holdings LLC
Term Loan, 10.048%, 3M TSFR + 5.000%, 01/21/29	276,047	273,057

		9,506,242

Cosmetics/Personal Care—0.0%
Conair Holdings LLC
Term Loan B, 8.909%, 3M LIBOR + 3.750%, 05/17/28	95,347	84,620

Entertainment—0.1%
Bally’s Corp.
Term Loan B, 7.959%, 1M LIBOR + 3.250%, 10/02/28	1,987,554	1,903,580
ECL Entertainment LLC
Term Loan, 12.422%, 1M LIBOR + 7.500%, 05/01/28	477,955	478,854
Herschend Entertainment Company LLC
Term Loan, 8.625%, 1M LIBOR + 3.750%, 08/27/28	328,990	327,619
J&J Ventures Gaming LLC
Term Loan, 9.159%, 3M LIBOR + 4.000%, 04/26/28	319,012	310,505
Maverick Gaming LLC
Term Loan B, 12.453%, 3M LIBOR + 7.500%, 09/03/26	482,650	328,202

		3,348,760

Food—0.1%
BCPE North Star U.S. HoldCo 2, Inc.
Term Loan, 9.159%, 3M LIBOR + 4.000%, 06/09/28	792,971	729,533
Shearer’s Foods, Inc.
Term Loan, 8.340%, 1M LIBOR + 3.500%, 09/23/27	162,834	159,629

		889,162

Hand/Machine Tools—0.0%
Apex Tool Group LLC
Term Loan, 10.093%, 1M TSFR + 5.250%, 02/08/29	482,435	427,156

Healthcare-Services—0.0%
Medical Solutions Holdings, Inc. 2nd Lien Term Loan, 11.991%, 3M TSFR + 7.000%, 11/01/29	274,000	252,080
Select Medical Corp.
Term Loan B, 7.350%, 1M LIBOR + 2.500%, 03/06/25	242,054	241,549

		493,629

Household Products/Wares—0.0%
Kronos Acquisition Holdings, Inc. 1st Lien Term Loan, 11.023%, 3M TSFR + 6.000%, 12/22/26	122,836	119,458

Housewares—0.0%
Springs Windows Fashions LLC
Term Loan B, 8.752%, 1M LIBOR + 4.000%, 10/06/28	339,570	288,210

Lodging—0.1%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan B, 9.529%, 1M LIBOR + 4.750%, 02/02/26	150,836	144,331
Term Loan B, 8.590%, 1M LIBOR + 3.750%, 02/02/26	371,383	355,599
Fertitta Entertainment LLC
Term Loan B, 8.807%, 1M TSFR + 4.000%, 01/27/29	1,542,079	1,521,356
Spectacle Gary Holdings LLC
Term Loan B, 9.081%, 1M LIBOR + 4.250%, 12/10/28	1,495,569	1,456,311

		3,477,597

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (n)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.0%
Davis-Standard LLC
Term Loan, 10.480%, 3M LIBOR + 5.750%, 12/10/28	354,092	$343,469
Hydrofarm Holdings LLC
Term Loan, 10.331%, 1M LIBOR + 5.500%, 09/27/28	374,263	331,222

		674,691

Media—0.1%
DirecTV Financing LLC
Term Loan, 9.840%, 1M LIBOR + 5.000%, 08/02/27	344,706	332,598
Gray Television, Inc.
Term Loan D, 7.662%, 1M LIBOR + 3.000%, 12/01/28	993,425	967,141

		1,299,739

Mining—0.0%
American Rock Salt Co. LLC
Term Loan, 8.840%, 1M LIBOR + 4.000%, 06/09/28	96,882	93,976

Pipelines—0.0%
DT Midstream, Inc.
Term Loan B, 6.845%, 1M LIBOR + 2.000%, 06/26/28	129,511	129,762

Real Estate Investment Trusts—0.0%
OVG Business Services LLC
Initial Term Loan, 11.100%, 1M LIBOR + 6.250%, 10/13/28	502,920	490,347

Retail—0.0%
LBM Acquisition LLC
Term Loan B, 8.960%, 6M LIBOR + 3.750%, 12/17/27	154	145
Park River Holdings, Inc.
Term Loan, 8.004%, 3M LIBOR + 3.250%, 12/28/27	89,771	83,038
Tory Burch LLC
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 04/16/28	597,360	557,038
WOOF Holdings, Inc. 1st Lien Term Loan, 8.529%, 1M LIBOR + 3.750%, 12/21/27	141,408	135,752

		775,973

Software—0.0%
ConnectWise LLC
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 09/29/28	860,089	834,018

Telecommunications—0.1%
Connect Finco S.a.r.l.
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 12/11/26	1,432,746	1,426,029
Intelsat Jackson Holdings S.A.
Exit Term Loan B, 6.780%, 6M TSFR + 4.500%, 02/01/29	1,178	1,167

		1,427,196

Total Floating Rate Loans (Cost $29,626,869)		28,054,698

Foreign Government—0.9%
Security Description	Principal Amount*	Value

Sovereign—0.9%
Colombia Government International Bonds
4.125%, 05/15/51 (g)	400,000	245,973
8.000%, 04/20/33	361,000	369,749
Colombian TES
5.750%, 11/03/27 (COP)	2,338,000,000	405,867
7.000%, 03/26/31 (COP)	758,500,000	124,886
7.250%, 10/18/34 (COP)	1,321,000,000	202,779
Dominican Republic International Bond 7.050%, 02/03/31 (144A)	226,000	229,469
Egypt Government International Bond 7.500%, 02/16/61	400,000	215,479
Indonesia Government International Bonds
2.850%, 02/14/30	662,000	596,968
3.050%, 03/12/51	1,965,000	1,449,581
Indonesia Treasury Bonds
6.375%, 08/15/28 (IDR)	4,784,000,000	319,076
8.250%, 05/15/29 (IDR)	3,463,000,000	251,376
9.000%, 03/15/29 (IDR)	2,261,000,000	168,763
Mexican Bonos
5.000%, 03/06/25 (MXN)	16,700,000	840,199
5.750%, 03/05/26 (MXN)	11,938,300	597,452
7.500%, 06/03/27 (MXN)	13,600,000	715,313
8.500%, 05/31/29 (MXN)	22,310,000	1,218,099
8.500%, 11/18/38 (MXN)	3,800,800	201,309
Mexico Government International Bonds
2.659%, 05/24/31	2,105,000	1,756,730
4.500%, 01/31/50	4,504,000	3,626,084
Morocco Government International Bond 6.500%, 09/08/33 (144A)	343,000	353,450
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,224,459
4.500%, 04/01/56	1,811,000	1,344,680
6.400%, 02/14/35	251,000	261,400
6.853%, 03/28/54	200,000	205,066
Peruvian Government International Bonds
3.550%, 03/10/51	1,587,000	1,159,935
4.125%, 08/25/27 (g)	1,009,000	988,459
Philippine Government International Bonds
3.000%, 02/01/28	1,834,000	1,725,317
3.200%, 07/06/46	2,044,000	1,513,933
Republic of Italy Government International Bonds
4.250%, 02/14/43 (EUR)	325,000	341,416
4.875%, 10/04/33	842,000	838,127
Republic of South Africa Government Bond
9.000%, 01/31/40 (ZAR)	4,739,000	216,283
Romania Government International Bond 2.125%, 03/07/28 (EUR)	209,000	193,006
Russia Federal Bond - OFZ 6.100%, 07/18/35 (RUB)	59,043,000	38,019
Saudi Government International Bond 3.450%, 02/02/61	309,000	218,244
Turkey Government International Bond 4.875%, 04/16/43	458,000	302,852
Ukraine Government International Bond 7.375%, 09/25/34 (144A)	274,000	46,974

See accompanying notes to financial statements.

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	$1,267,185
5.100%, 06/18/50	1,118,733	1,119,053

Total Foreign Government (Cost $32,530,720)		26,893,010

Municipals—0.7%
American Municipal Power, Inc., Build America Bond 8.084%, 02/15/50	510,000	704,862
Bay Area Toll Bridge Authority, Build America Bond 7.043%, 04/01/50	1,215,000	1,574,923
Los Angeles, CA Community College District, Build America Bond 6.600%, 08/01/42	785,000	977,118
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	2,020,000	2,338,227
Massachusetts Housing Finance Agency 4.500%, 12/01/48	275,000	265,173
Metropolitan Transportation Authority, Build America Bonds
6.668%, 11/15/39	170,000	183,082
6.814%, 11/15/40	330,000	359,230
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	461,000	505,255
New Jersey Turnpike Authority 7.414%, 01/01/40	492,000	624,006
New York City Municipal Water Finance Authority 5.882%, 06/15/44	270,000	307,400
New York State Dormitory Authority, Build America Bond 5.389%, 03/15/40	355,000	362,843
Port Authority of New York & New Jersey 4.960%, 08/01/46	1,350,000	1,370,002
San Antonio, TX Electric & Gas Systems Revenue, Build America Bond 5.808%, 02/01/41	875,000	965,012
State of California 4.600%, 04/01/38	3,765,000	3,670,378
State of California General Obligation Unlimited, Build America Bond 7.550%, 04/01/39	780,000	1,009,785
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	3,010,000	3,002,672
State of Texas 5.517%, 04/01/39	820,000	900,857
University of California 4.858%, 05/15/2112	239,000	222,537

Total Municipals (Cost $21,734,072)		19,343,362

Common Stocks—0.2%

Chemicals—0.0%
Element Solutions, Inc.	13,168	254,274

Energy Equipment & Services—0.0%
Halliburton Co.	11,828	374,238
Transocean Ltd. (p)	68,013	432,563

		806,801

Financial Services—0.0%
Mr Cooper Group, Inc. (p)	4,073	166,871

Hotel & Resort REITs—0.1%
DiamondRock Hospitality Co.	27,174	220,925
Park Hotels & Resorts, Inc. (d)	12,821	158,468
Service Properties Trust	33,695	335,602
Sunstone Hotel Investors, Inc. (d)	11,698	115,576
Xenia Hotels & Resorts, Inc.	14,981	196,101

		1,026,672

Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment, Inc. (p)	2,213	108,017
Genius Sports, Ltd. (p)	118,626	590,757

		698,774

Machinery—0.0%
Sarcos Technology and Robotics Corp. (g) (p)	6,978	3,312

Oil, Gas & Consumable Fuels—0.1%
California Resources Corp.	7,322	281,897
Chesapeake Energy Corp.	3,429	260,741
Green Plains, Inc. (d) (p)	11,216	347,584
Marathon Petroleum Corp.	1,868	251,862
Phillips 66	4,088	414,442

		1,556,526

Real Estate Management & Development—0.0%
Forestar Group, Inc. (p)	7,291	113,448

Total Common Stocks
(Cost $5,364,235)		4,626,678

Preferred Stocks—0.1%

Home Builders—0.1%
Dream Finders Homes, Inc. 9.000%, 09/08/26 † (i) (j)	2,628	2,375,055

IT Services—0.0%
Versa Networks, Inc. - Series E † (i) (j)	678,151	1,925,949

Software—0.0%
Lessen, Inc. - Series C † (i) (j)	23,458	303,781

Total Preferred Stocks (Cost $4,884,398)		4,604,785

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Convertible Bonds—0.0%

Security Description	Shares/ Principal Amount*	Value

Automobiles—0.0%
Freewire Technologies 9.000%, 03/31/25 † (i) (j)	1,274,521	$1,217,168

Energy-Alternate Sources—0.0%
Stem, Inc. 0.500%, 12/01/28	102,000	57,625

Total Convertible Bonds
(Cost $1,358,147)		1,274,793

Warrants—0.0%

Automobiles—0.0%
Freewire Technologies Tranche A, Expires 04/26/27 † (i) (j) (p)	136,947	67,104

Commercial Services & Supplies—0.0%
Aurora Innovation, Inc. (p)	2,636	527

Health Care Providers & Services—0.0%
Cano Health, Inc. Expires 06/03/26 (p)	29,597	4,736

Health Care Technology—0.0%
Pear Therapeutics, Inc., Expires 02/04/26 (p)	10,748	204

Hotels, Restaurants & Leisure—0.0%
Sonder Holdings, Inc. (i) (j) (p)	20,820	0

IT Services—0.0%
Versa Networks, Inc. † (i) (j) (p)	83,584	223,169

Machinery—0.0%
Sarcos Technology and Robotics Corp. Expires 06/15/27 (p)	102,425	11,154

Software—0.0%
Embark Technology, Inc. Expires 11/10/26 (p)	1,941	37
Latch, Inc. Expires 06/04/26 (p)	6,439	383

		420

Special Purpose Acquisition Companies—0.0%
Pivotal Investment Corp. III Expires 12/31/27 (p)	5,219	36

Specialty Retail—0.0%
EVgo, Inc. Expires 09/15/25 (p)	12,581	13,588
Volta, Inc. Expires 08/26/26 (p)	12,961	2,924

		16,512

Total Warrants (Cost $378,351)		323,862

Escrow Shares—0.0%

Oil & Gas—0.0%
Chesapeake Energy Corp. (i) (j) (q)	100,000	0

Savings & Loans—0.0%
Washington Mutual Bank (i) (j) (q)	5,027,000	1
Washington Mutual Bank (i) (j) (q)	1,310,000	0
Washington Mutual Bank (i) (j) (q)	2,440,000	0

		1

Total Escrow Shares (Cost $0)		1

Short-Term Investments—7.4%

Repurchase Agreement—7.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $211,340,158; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $215,529,336.	211,303,180	211,303,180

Commercial Paper—0.1%
Citibank N.A. 4.060%, 08/01/23	1,842,000	1,832,719

Total Short-Term Investments (Cost $213,145,180)		213,135,899

Securities Lending Reinvestments (r)—0.0%

Repurchase Agreements—0.0%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $218,660; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $222,944.	218,572	218,572
National Bank Financial Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $250,100; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $256,120.	250,000	250,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $91,020; collateralized by various Common Stock with an aggregate market value of $101,161.	90,982	90,982

		559,554

Mutual Funds—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (s)	250,000	250,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (s)	250,000	250,000

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Shares	Value

Mutual Funds—Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (s)	250,000	$250,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (s)	250,000	250,000

		1,000,000

Total Securities Lending Reinvestments (Cost $1,559,555)		1,559,554

Total Purchased Options—0.3% (t) (Cost $8,589,806)		7,761,980
Total Investments—106.0% (Cost $3,255,350,873)		3,064,568,285
Unfunded Loan Commitments—(0.0)% (Cost ($26,484))		(26,484)
Net Investments—106.0% (Cost $3,255,324,389)		3,064,541,801
Other assets and liabilities (net)—(6.0)%		(173,676,996)

Net Assets—100.0%		$2,890,864,805

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $14,051,344, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of March 31, 2023, the market value of securities pledged was $3,927,869.

(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $12,937,728.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $6,740,232 and the collateral received consisted of cash in the amount of $1,559,555 and non-cash collateral with a value of $4,144,712. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.7% of net assets.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Perpetual bond with no specified maturity date.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Principal only security.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(p)	Non-income producing security.
(q)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(r)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(s)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $464,965,277, which is 16.1% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Alorica, Inc., 11.450%, 12/21/27	01/26/23	871,000	$862,548	$862,290
BAMLL Commercial Mortgage Securities Trust, 6.685%, 11/15/32	12/04/17	630,000	630,000	577,867
BAMLL Commercial Mortgage Securities Trust, 6.185%, 11/15/32	12/04/17	300,000	300,000	271,278
BAMLL Commercial Mortgage Securities Trust, 6.085%, 11/15/33	06/20/19	510,000	509,283	461,639
Digicel Group Holdings, Ltd., 8.000%, 04/01/25	10/01/20-09/30/22	295,601	166,549	115,547
Dream Finders Homes, Inc.	09/29/11	2,628	2,601,720	2,375,055
Freewire Technologies, 9.000%, 03/31/25	04/27/22-12/30/22	1,274,521	1,256,147	1,217,168
Freewire Technologies Tranche A, Expires 04/26/27	04/27/22	136,947	—	67,104
Knollwood CDO, Ltd., 8.012%, 01/10/39	02/10/04	1,096,198	1,096,198	110
Lessen, Inc., 11.850%, 01/05/28	01/05/23	1,727,283	1,660,814	1,658,192
Lessen, Inc. - Series C	01/05/23	23,458	303,694	303,781

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Pioneer Midco, 10.500%, 11/18/30	01/27/23	1,026,000	$1,008,045	$1,005,480
Rogers Communications, Inc., 3.800%, 03/15/32	03/07/22-03/01/23	3,328,000	3,122,354	2,986,715
Versa Networks, Inc	10/14/22	83,584	—	223,169
Versa Networks, Inc. - Class E	10/14/22	678,151	1,978,984	1,925,949

				$14,051,344

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 15 Yr. Pool	1.500%	TBA	$(59,662)	$(52,608)	$(52,450)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.000%	TBA	(338,000)	(319,944)	(320,413)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.500%	TBA	(2,191,000)	(2,125,184)	(2,117,910)
Uniform Mortgage-Backed Securities 15 Yr. Pool	4.000%	TBA	(1,100,000)	(1,084,102)	(1,082,555)
Uniform Mortgage-Backed Securities 30 Yr. Pool	1.500%	TBA	(614,100)	(475,399)	(481,980)
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.000%	TBA	(14,445,800)	(13,509,323)	(13,816,109)
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.500%	TBA	(11,634,400)	(11,045,491)	(11,399,336)

Totals				$(28,612,051)	$(29,270,753)

Cash in the amount of $1,239,681 has been received at the custodian bank as collateral for TBA securities.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	312,000	MSIP	04/18/23	USD	208,287	$374
AUD	538,000	MSIP	04/18/23	USD	359,086	721
BRL	774,312	BNP	04/04/23	USD	152,411	359
BRL	746,662	DBAG	04/04/23	USD	143,000	4,316
BRL	740,583	GSI	04/04/23	USD	145,773	344
BRL	740,583	GSI	04/04/23	USD	145,773	344
BRL	745,726	GSI	04/04/23	USD	145,000	2,131
BRL	758,216	GSI	04/04/23	USD	149,243	352
BRL	1,101,116	GSI	04/04/23	USD	216,738	511
BRL	1,121,463	GSI	04/04/23	USD	214,000	7,263
BRL	763,040	JPMC	04/04/23	USD	144,000	6,547
BRL	755,856	MSIP	04/04/23	USD	144,000	5,130
BRL	755,856	MSIP	04/04/23	USD	144,000	5,130
BRL	750,203	UBSA	04/04/23	USD	147,666	348
BRL	743,848	GSI	05/03/23	USD	144,000	2,043
BRL	743,848	GSI	05/03/23	USD	144,000	2,043
CAD	234,571	HSBC	04/18/23	USD	172,000	1,600
CHF	131,319	BNP	04/18/23	USD	142,000	1,741
CHF	131,319	BNP	04/18/23	USD	142,000	1,741
CHF	131,360	BNP	04/18/23	USD	144,000	(213)
CHF	131,360	BNP	04/18/23	USD	144,000	(213)
CLP	62,247,900	BNP	04/18/23	USD	78,000	179
CLP	62,247,900	BNP	04/18/23	USD	78,000	179
COP	687,456,000	GSI	04/18/23	USD	144,000	3,235
COP	687,456,000	GSI	04/18/23	USD	144,000	3,235
COP	1,286,003,763	BBP	05/10/23	USD	257,469	16,640
EUR	135,000	BNP	04/18/23	USD	142,794	3,728
EUR	135,000	BNP	04/18/23	USD	142,794	3,728
EUR	101,000	JPMC	04/18/23	USD	106,803	2,817
EUR	101,000	JPMC	04/18/23	USD	106,803	2,817
EUR	67,000	MSIP	04/18/23	USD	71,029	1,689

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	67,000	MSIP	04/18/23	USD	71,029	$1,689
EUR	132,000	MSIP	04/18/23	USD	141,136	2,129
EUR	132,000	MSIP	04/18/23	USD	141,136	2,129
EUR	108,462	BNY	05/10/23	USD	116,267	1,597
EUR	351,284	SCB	05/10/23	USD	371,361	10,377
EUR	1,746,000	SCB	06/21/23	USD	1,882,466	19,387
GBP	358,000	BOA	04/18/23	USD	438,230	3,527
GBP	1,575,000	BBP	04/18/23	USD	1,929,306	14,177
GBP	29,000	UBSA	04/18/23	USD	34,787	997
GBP	29,000	UBSA	04/18/23	USD	34,787	997
IDR	3,353,385,000	BBP	04/18/23	USD	218,000	5,552
IDR	3,353,385,000	BBP	04/18/23	USD	218,000	5,552
IDR	29,498,747,434	HSBC	06/21/23	USD	1,910,788	52,553
JPY	19,128,477	JPMC	04/18/23	USD	144,000	356
JPY	19,128,477	JPMC	04/18/23	USD	144,000	356
JPY	28,528,256	JPMC	04/18/23	USD	216,000	(707)
JPY	28,528,256	JPMC	04/18/23	USD	216,000	(707)
JPY	9,748,448	MSIP	04/18/23	USD	72,000	1,568
JPY	70,676,252	MSIP	04/18/23	USD	522,000	11,371
KRW	465,630,180	CBNA	04/18/23	USD	359,000	(1,027)
KRW	465,630,180	CBNA	04/18/23	USD	359,000	(1,027)
KRW	140,875,200	DBAG	04/18/23	USD	108,000	304
KRW	140,875,200	DBAG	04/18/23	USD	108,000	304
KRW	140,961,600	GSI	04/18/23	USD	108,000	370
KRW	140,961,600	GSI	04/18/23	USD	108,000	370
MXN	2,714,616	CBNA	04/18/23	USD	144,000	6,231
MXN	2,714,616	CBNA	04/18/23	USD	144,000	6,231
MXN	1,306,411	DBAG	04/18/23	USD	72,000	299
MXN	1,306,411	DBAG	04/18/23	USD	72,000	299
MXN	11,042,784	GSI	04/18/23	USD	576,000	35,123
MXN	11,052,654	GSI	04/18/23	USD	581,000	30,669
MXN	4,103,028	HSBC	04/18/23	USD	216,000	11,067
MXN	4,103,028	HSBC	04/18/23	USD	216,000	11,067
MXN	10,547,204	BNY	05/10/23	USD	576,212	5,009
MXN	5,947,161	JPMC	05/10/23	USD	315,960	11,768
MXN	15,110,393	JPMC	05/10/23	USD	822,842	9,842
MXN	21,805,723	JPMC	05/10/23	USD	1,167,280	34,361
NOK	1,525,059	CBNA	04/18/23	USD	145,000	758
NOK	1,525,059	CBNA	04/18/23	USD	145,000	758
NOK	3,107,718	DBAG	04/18/23	USD	288,000	9,020
NOK	1,139,579	GSI	04/18/23	USD	107,000	1,915
NOK	1,139,579	GSI	04/18/23	USD	107,000	1,915
THB	9,708,879	UBSA	04/18/23	USD	281,500	2,847
THB	9,708,879	UBSA	04/18/23	USD	281,500	2,847
ZAR	2,562,149	BOA	04/18/23	USD	144,000	(277)
ZAR	2,562,149	BOA	04/18/23	USD	144,000	(277)
ZAR	3,971,782	BBP	04/18/23	USD	216,000	6,797
ZAR	3,971,782	BBP	04/18/23	USD	216,000	6,797
ZAR	2,661,001	GSI	04/18/23	USD	146,000	3,269
ZAR	2,661,001	GSI	04/18/23	USD	146,000	3,269
ZAR	3,904,998	BNP	05/10/23	USD	213,250	5,373
ZAR	8,167,256	MSIP	05/10/23	USD	446,888	10,360

Contracts to Deliver
AUD	214,000	GSI	04/18/23	USD	142,683	(437)
AUD	214,000	GSI	04/18/23	USD	142,683	(437)

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,584,000	UBSA	06/21/23	USD	1,055,982	$(5,851)
BRL	774,312	BNP	04/04/23	USD	145,000	(7,771)
BRL	746,662	DBAG	04/04/23	USD	146,969	(347)
BRL	1,121,463	GSI	04/04/23	USD	220,743	(520)
BRL	758,216	GSI	04/04/23	USD	144,000	(5,595)
BRL	745,726	GSI	04/04/23	USD	146,785	(346)
BRL	740,583	GSI	04/04/23	USD	144,000	(2,116)
BRL	740,583	GSI	04/04/23	USD	144,000	(2,116)
BRL	1,101,116	GSI	04/04/23	USD	214,000	(3,249)
BRL	763,040	JPMC	04/04/23	USD	150,193	(354)
BRL	755,856	MSIP	04/04/23	USD	148,779	(351)
BRL	755,856	MSIP	04/04/23	USD	148,779	(351)
BRL	750,203	UBSA	04/04/23	USD	143,000	(5,014)
BRL	749,013	GSI	05/03/23	USD	145,000	(2,057)
CAD	103,648	HSBC	04/18/23	USD	76,000	(707)
CAD	295,147	UBSA	04/18/23	USD	214,000	(4,431)
CAD	295,147	UBSA	04/18/23	USD	214,000	(4,431)
CAD	3,648,000	CBNA	06/21/23	USD	2,674,457	(28,187)
CAD	1,572,000	HSBC	06/21/23	USD	1,144,343	(20,283)
CLP	118,407,000	BOA	04/18/23	USD	145,000	(3,711)
CLP	342,277,650	CBNA	04/18/23	USD	429,000	(877)
CLP	117,028,800	GSI	04/18/23	USD	144,000	(2,980)
CLP	117,028,800	GSI	04/18/23	USD	144,000	(2,980)
COP	681,252,000	GSI	04/18/23	USD	143,000	(2,906)
COP	681,252,000	GSI	04/18/23	USD	143,000	(2,906)
COP	1,923,086,830	BOA	05/10/23	USD	400,614	(9,289)
COP	3,299,014,511	BOA	05/10/23	USD	678,530	(24,650)
EUR	271,000	BNP	04/18/23	USD	290,939	(3,189)
EUR	198,000	JPMC	04/18/23	USD	215,245	348
EUR	198,000	JPMC	04/18/23	USD	215,245	348
EUR	136,000	JPMC	04/18/23	USD	146,649	(958)
EUR	136,000	JPMC	04/18/23	USD	146,649	(958)
EUR	137,000	MSIP	04/18/23	USD	145,140	(3,552)
EUR	137,000	MSIP	04/18/23	USD	145,140	(3,552)
EUR	292,139	CBNA	05/10/23	USD	314,574	(2,891)
EUR	682,003	JPMC	05/10/23	USD	735,242	(5,887)
EUR	189,616	BNP	06/21/23	USD	207,055	513
EUR	97,951	DBAG	06/21/23	USD	106,623	(71)
EUR	276,000	RBC	06/21/23	USD	300,964	328
EUR	153,330	SSBT	06/21/23	USD	166,197	(820)
EUR	3,904,111	TDB	06/21/23	USD	4,217,686	(34,918)
EUR	4,866,000	UBSA	06/21/23	USD	5,248,713	(51,640)
EUR	1,137,889	UBSA	06/21/23	USD	1,229,283	(10,177)
GBP	120,000	BNP	04/18/23	USD	142,741	(5,334)
GBP	118,000	JPMC	04/18/23	USD	142,575	(3,032)
GBP	118,000	JPMC	04/18/23	USD	142,575	(3,032)
GBP	238,000	UBSA	04/18/23	USD	285,497	(8,185)
HUF	27,959,435	MSIP	04/18/23	USD	78,000	(1,431)
HUF	27,957,875	MSIP	04/18/23	USD	78,000	(1,427)
IDR	3,311,420,000	SCB	04/18/23	USD	218,000	(2,754)
IDR	3,311,420,000	SCB	04/18/23	USD	218,000	(2,754)
IDR	2,779,807,296	BNP	06/30/23	USD	184,008	(978)
IDR	3,299,445,681	DBAG	06/30/23	USD	218,753	(813)
IDR	1,866,729,966	GSI	06/30/23	USD	124,665	441
IDR	3,299,445,680	SCB	06/30/23	USD	218,709	(856)
JPY	19,012,110	HSBC	04/18/23	USD	145,000	1,522
JPY	19,012,110	HSBC	04/18/23	USD	145,000	1,522

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	28,449,360	MSIP	04/18/23	USD	216,000	$1,302
JPY	28,449,360	MSIP	04/18/23	USD	216,000	1,302
JPY	167,618,000	DBAG	06/21/23	USD	1,277,751	881
KRW	186,460,200	CBNA	04/18/23	USD	142,000	(1,349)
KRW	186,460,200	CBNA	04/18/23	USD	142,000	(1,349)
KRW	280,361,250	MSIP	04/18/23	USD	213,000	(2,540)
KRW	280,361,250	MSIP	04/18/23	USD	213,000	(2,540)
MXN	15,125,949	GSI	04/18/23	USD	789,012	(48,079)
MXN	11,005,883	GSI	04/18/23	USD	581,000	(28,081)
MXN	10,898,208	GSI	04/18/23	USD	576,000	(27,122)
MXN	3,931,848	HSBC	04/18/23	USD	216,000	(1,594)
MXN	3,931,848	HSBC	04/18/23	USD	216,000	(1,594)
MXN	2,611,451	HSBC	04/18/23	USD	142,000	(2,521)
MXN	2,611,451	HSBC	04/18/23	USD	142,000	(2,521)
MXN	22,194,924	BBP	05/10/23	USD	1,168,788	(54,301)
MXN	79,759,632	JPMC	05/10/23	USD	4,239,039	(156,249)
MXN	4,094,569	JPMC	05/10/23	USD	217,617	(8,021)
MXN	4,127,932	MSIP	05/10/23	USD	219,094	(8,383)
NOK	3,089,552	MSIP	04/18/23	USD	288,000	(7,284)
NZD	343,000	MSIP	04/18/23	USD	212,412	(2,075)
NZD	343,000	MSIP	04/18/23	USD	212,412	(2,075)
THB	5,166,480	DBAG	04/18/23	USD	152,000	688
THB	5,166,480	DBAG	04/18/23	USD	152,000	688
TWD	6,326,716	BOA	05/16/23	USD	212,000	3,348
TWD	6,326,716	BOA	05/16/23	USD	212,000	3,348
ZAR	4,387,302	SSBT	04/18/23	USD	238,000	(8,105)
ZAR	4,018,621	SSBT	04/18/23	USD	218,000	(7,424)
ZAR	15,973,364	SSBT	05/10/23	USD	884,721	(9,556)

Cross Currency Contracts to Buy
AUD	338,000	MSIP	04/18/23	CAD	307,724	(1,689)
CAD	294,468	BOA	04/18/23	EUR	202,000	(1,311)
CAD	294,462	BOA	04/18/23	EUR	202,000	(1,315)
COP	680,508,000	HSBC	04/18/23	GBP	120,000	(2,328)
COP	680,508,000	HSBC	04/18/23	GBP	120,000	(2,328)
EUR	233,000	UBSA	04/18/23	NOK	2,631,464	1,382
EUR	233,000	UBSA	04/18/23	NOK	2,631,464	1,382
EUR	222,000	GSI	04/18/23	PLN	1,046,280	(1,243)
EUR	222,000	GSI	04/18/23	PLN	1,046,280	(1,243)
JPY	32,993,002	DBAG	04/18/23	EUR	228,000	1,530
MXN	3,918,850	DBAG	04/18/23	GBP	180,000	(5,238)
MXN	3,918,310	DBAG	04/18/23	GBP	180,000	(5,268)
NOK	1,521,983	BNP	04/18/23	EUR	136,000	(2,143)
NOK	1,521,983	BNP	04/18/23	EUR	136,000	(2,143)
ZAR	2,660,644	MSIP	04/18/23	EUR	135,000	2,728
ZAR	2,660,644	MSIP	04/18/23	EUR	135,000	2,727

Net Unrealized Depreciation						$(246,753)

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR Futures	06/17/24	9	EUR	2,177,438	$1,360
Euro-Bobl Futures	06/08/23	1	EUR	117,880	(1,962)
Euro-Bund Futures	06/08/23	118	EUR	16,029,120	601,345
U.S. Treasury Long Bond Futures	06/21/23	536	USD	70,299,750	2,351,028
U.S. Treasury Note 5 Year Futures	06/30/23	2,538	USD	277,930,829	4,907,285
U.S. Treasury Ultra Long Bond Futures	06/21/23	252	USD	35,563,500	1,205,021

Futures Contracts—Short
3 Month EURIBOR Futures	06/19/23	(9)	EUR	(2,172,600)	(253)
3 Month SOFR Futures	03/19/24	(109)	USD	(26,078,250)	30,799
3 Month SOFR Futures	12/19/23	(5)	USD	(1,192,438)	8,179
EURO STOXX Banks Index Futures	06/16/23	(331)	EUR	(1,639,278)	(17,151)
Euro-BTP Futures	06/08/23	(146)	EUR	(16,841,100)	(624,103)
EURO STOXX 50 Index Futures	06/16/23	(63)	EUR	(2,684,430)	(161,017)
Euro-Buxl 30 Year Bond Futures	06/08/23	(21)	EUR	(2,958,060)	(149,972)
Japanese Government 10 Year Bond Futures	06/13/23	(102)	JPY	(15,108,240,000)	(2,056,453)
Russell 2000 Index E-Mini Futures	06/16/23	(22)	USD	(1,994,850)	(24,947)
S&P 500 Index E-Mini Futures	06/16/23	(113)	USD	(23,378,288)	(95,600)
U.S. Treasury Note 10 Year Futures	06/21/23	(310)	USD	(35,625,781)	(7,289)
U.S. Treasury Note 2 Year Futures	06/30/23	(299)	USD	(61,729,485)	(12,307)
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	(566)	USD	(68,565,594)	(283,777)

Net Unrealized Appreciation					$5,670,186

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/CAD Call	CAD	1.400	BOA	04/26/23	54,000	EUR	54,000	$6,828	$435	$(6,393)
EUR Put/USD Call	USD	1.075	GSI	06/29/23	33,093,000	EUR	33,093,000	365,202	367,650	2,448
USD Call/CLP Put	CLP	820.000	BBP	04/11/23	586,000	USD	586,000	14,662	1,667	(12,995)
USD Call/CNH Put	CNH	6.950	BBP	04/13/23	580,000	USD	580,000	2,587	796	(1,791)
USD Put/BRL Call	BRL	5.100	DBAG	05/12/23	580,000	USD	580,000	12,026	12,844	818

Totals								$401,305	$383,392	$(17,913)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.290%	MSIP	SOFR	Pay	02/14/24	39,203,000	USD	39,203,000	$1,293,699	$1,746,329	$452,630
Call - OTC - 10 Yr. IRS	3.320%	BOA	SOFR	Pay	02/15/24	19,454,000	USD	19,454,000	631,769	900,757	268,988
Call - OTC - 10 Yr. IRS	3.305%	BOA	SOFR	Pay	02/15/24	18,864,000	USD	18,864,000	611,194	858,774	247,580
Call - OTC - 10 Yr. IRS	3.000%	MSIP	SOFR	Pay	03/28/24	21,222,500	USD	21,222,500	745,971	712,798	(33,173)
Call - OTC - 10 Yr. IRS	3.090%	MSIP	SOFR	Pay	03/27/26	831,900	USD	831,900	45,131	45,361	230
Call - OTC - 10 Yr. IRS	3.080%	BOA	SOFR	Pay	03/30/26	2,838,100	USD	2,838,100	153,257	153,487	230
Call - OTC - 10 Yr. IRS	3.100%	CBNA	SOFR	Pay	03/30/26	940,000	USD	940,000	49,950	51,647	1,697
Put - OTC - 10 Yr. IRS	3.290%	MSIP	SOFR	Receive	02/14/24	39,203,000	USD	39,203,000	1,293,699	947,568	(346,131)
Put - OTC - 10 Yr. IRS	3.320%	BOA	SOFR	Receive	02/15/24	19,454,000	USD	19,454,000	631,769	453,870	(177,899)
Put - OTC - 10 Yr. IRS	3.305%	BOA	SOFR	Receive	02/15/24	18,864,000	USD	18,864,000	611,193	448,678	(162,515)
Put - OTC - 10 Yr. IRS	3.000%	MSIP	SOFR	Receive	03/28/24	21,222,500	USD	21,222,500	745,971	756,240	10,269
Put - OTC - 10 Yr. IRS	3.090%	MSIP	SOFR	Receive	03/27/26	831,900	USD	831,900	45,130	41,298	(3,832)
Put - OTC - 10 Yr. IRS	3.080%	BOA	SOFR	Receive	03/30/26	2,838,100	USD	2,838,100	153,257	142,006	(11,251)
Put - OTC - 10 Yr. IRS	3.100%	CBNA	SOFR	Receive	03/30/26	940,000	USD	940,000	49,949	46,395	(3,554)

Totals									$7,061,939	$7,305,208	$243,269

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Purchased Options—(Continued)

Exchange-Traded Option	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 2 Year Futures	USD	104.000	05/26/23	18	USD	36,000	$15,422	$10,125	$(5,297)
Put - 1 Year SOFR Midcurve Futures	USD	95.813	04/14/23	2,133	USD	5,332,500	963,967	53,325	(910,642)
Put - SPDR S&P 500 ETF Trust	USD	363.000	04/21/23	331	USD	33,100	147,173	9,930	(137,243)

Totals							$1,126,562	$73,380	$(1,053,182)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/USD Call	USD	1.020	GSI	06/29/23	(33,093,000)	EUR	(33,093,000)	$(65,901)	$(60,438)	$5,463
USD Call/CLP Put	CLP	880.000	BBP	04/11/23	(732,000)	USD	(732,000)	(5,695)	(42)	5,653
USD Call/CNH Put	CNH	7.100	BBP	04/13/23	(580,000)	USD	(580,000)	(887)	(48)	839
USD Put/BRL Call	BRL	4.900	DBAG	05/12/23	(870,000)	USD	(870,000)	(8,082)	(6,117)	1,965
USD Put/CLP Call	CLP	750.000	BBP	04/11/23	(586,000)	USD	(586,000)	(3,200)	(66)	3,134

Totals								$(83,765)	$(66,711)	$17,054

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.163%	DBAG	SOFR	Receive	01/04/24	(16,268,000)	USD	(16,268,000)	$(637,705)	$(575,817)	$61,888
Call - OTC - 10 Yr. IRS	3.151%	JPMC	SOFR	Receive	01/08/24	(16,268,000)	USD	(16,268,000)	(603,543)	(576,953)	26,590
Call - OTC - 10 Yr. IRS	3.105%	MSIP	SOFR	Receive	01/10/24	(46,811,000)	USD	(46,811,000)	(1,695,728)	(1,571,632)	124,096
Call - OTC - 10 Yr. IRS	3.115%	GSI	SOFR	Receive	03/16/26	(2,153,000)	USD	(2,153,000)	(124,874)	(119,690)	5,184
Call - OTC - 10 Yr. IRS	3.022%	GSI	SOFR	Receive	03/16/26	(2,465,000)	USD	(2,465,000)	(138,780)	(127,176)	11,604
Call - OTC - 10 Yr. IRS	3.135%	GSI	SOFR	Receive	03/16/26	(2,870,000)	USD	(2,870,000)	(167,895)	(162,084)	5,811
Call - OTC - 10 Yr. IRS	3.105%	MSIP	SOFR	Receive	12/19/23	(53,185,800)	USD	(53,185,800)	(2,029,038)	(1,714,758)	314,280
Put - OTC - 10 Yr. IRS	3.163%	DBAG	SOFR	Pay	01/04/24	(16,268,000)	USD	(16,268,000)	(637,705)	(448,266)	189,439
Put - OTC - 10 Yr. IRS	3.151%	JPMC	SOFR	Pay	01/08/24	(16,268,000)	USD	(16,268,000)	(603,543)	(451,364)	152,179
Put - OTC - 10 Yr. IRS	3.105%	MSIP	SOFR	Pay	01/10/24	(46,811,000)	USD	(46,811,000)	(1,695,728)	(1,384,342)	311,386
Put - OTC - 10 Yr. IRS	3.115%	GSI	SOFR	Pay	03/16/26	(2,153,000)	USD	(2,153,000)	(124,874)	(104,381)	20,493
Put - OTC - 10 Yr. IRS	3.022%	GSI	SOFR	Pay	03/16/26	(2,465,000)	USD	(2,465,000)	(138,780)	(127,334)	11,446
Put - OTC - 10 Yr. IRS	3.135%	GSI	SOFR	Pay	03/16/26	(2,870,000)	USD	(2,870,000)	(167,895)	(137,249)	30,646
Put - OTC - 10 Yr. IRS	3.105%	MSIP	SOFR	Pay	12/19/23	(53,185,800)	USD	(53,185,800)	(2,029,038)	(1,543,415)	485,623

Totals									$(10,795,126)	$(9,044,461)	$1,750,665

Exchange-Traded Option	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 2 Year Futures	USD	104.500	04/21/23	(18)	USD	(36,000)	$(4,842)	$(1,968)	$2,874
Call - U.S. Treasury Note 5 Year Futures	USD	109.000	04/21/23	(8)	USD	(8,000)	(8,342)	(7,687)	655
Put - 1 Year SOFR Midcurve Futures	USD	95.125	04/14/23	(2,844)	USD	(7,110,000)	(309,703)	(17,775)	291,928
Put - SPDR S&P 500 ETF Trust	USD	345.000	04/21/23	(331)	USD	(33,100)	(72,612)	(4,965)	67,647
Put - U.S. Treasury Note 10 Year Futures	USD	114.500	05/26/23	(12)	USD	(12,000)	(16,575)	(15,188)	1,387
Put - U.S. Treasury Note 2 Year Futures	USD	102.500	04/21/23	(18)	USD	(36,000)	(5,316)	(2,812)	2,504
Put - U.S. Treasury Note 5 Year Futures	USD	108.000	04/21/23	(8)	USD	(8,000)	(6,125)	(1,187)	4,938

Totals							$(423,515)	$(51,582)	$371,933

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M ESTR	Annually	2.688%	Annually	02/15/33	EUR	672,078	$(60)	$9	$(69)
Pay	12M ESTR	Annually	2.744%	Annually	03/22/33	EUR	326,864	676	5	671
Pay	12M ESTR	Annually	2.947%	Annually	03/02/33	EUR	338,391	3,800	5	3,795
Pay	12M SOFR	Annually	3.110%	Annually	03/14/33	USD	6,774,165	(60,119)	5,568	(65,687)
Pay	12M SOFR	Annually	3.214%	Annually	03/17/33	USD	5,093,500	(677)	82	(759)
Pay	12M SOFR	Annually	3.217%	Annually	03/17/33	USD	5,093,500	613	82	531
Pay	12M SOFR	Annually	3.306%	Annually	03/15/33	USD	5,603,000	42,858	90	42,768
Pay	12M SOFR	Annually	3.308%	Annually	03/15/33	USD	4,584,000	36,070	74	35,996
Pay	1M TIIE	Monthly	10.200%	Monthly	03/27/25	MXN	24,941,000	4,268	6	4,262
Pay	1M TIIE	Monthly	11.700%	Monthly	02/12/24	MXN	38,764,000	4,829	(20)	4,849
Pay	1M TIIE	Monthly	11.720%	Monthly	02/14/24	MXN	23,117,000	3,160	2	3,158
Pay	1M TIIE	Monthly	8.420%	Monthly	01/20/28	MXN	17,074,000	(5,815)	8	(5,823)
Pay	6M CDOR	Quarterly	3.300%	Quarterly	03/27/33	CAD	220,980	(72)	27	(99)
Pay	6M CDOR	Quarterly	3.350%	Quarterly	03/30/33	CAD	449,252	1,271	(917)	2,188
Pay	3M JIBAR	Quarterly	7.200%	Quarterly	03/20/25	ZAR	41,177,000	(9,384)	7	(9,391)
Pay	3M JIBAR	Quarterly	7.700%	Quarterly	06/19/25	ZAR	45,230,000	2,280	8	2,272
Pay	6M EURIBOR	Semi-Annually	2.442%	Annually	07/14/32	EUR	1,521,000	(26,878)	18	(26,896)
Receive	12M SOFR	Annually	2.370%	Annually	02/09/53	USD	288,566	(249)	5	(254)
Receive	12M SOFR	Annually	2.374%	Annually	02/03/53	USD	309,952	(308)	5	(313)
Receive	12M SOFR	Annually	2.412%	Annually	02/17/53	USD	379,691	(1,123)	6	(1,129)
Receive	12M SOFR	Annually	2.467%	Annually	02/10/53	USD	379,692	(2,093)	6	(2,099)
Receive	12M SOFR	Annually	3.129%	Annually	03/22/33	USD	359,551	(1,587)	3	(1,590)
Receive	12M SOFR	Annually	3.147%	Annually	02/14/33	USD	752,728	(4,047)	7	(4,054)
Receive	12M SOFR	Annually	3.279%	Annually	02/24/33	USD	749,910	(7,884)	7	(7,891)
Receive	12M SOFR	Annually	3.282%	Annually	03/03/33	USD	347,423	(3,969)	5	(3,974)
Receive	12M SOFR	Annually	3.350%	Annually	03/20/33	USD	1,541,700	(17,606)	25	(17,631)
Receive	12M SOFR	Annually	3.352%	Annually	03/03/33	USD	358,168	(4,774)	3	(4,777)
Receive	12M SOFR	Annually	3.454%	Annually	03/02/33	USD	376,700	(6,529)	3	(6,532)
Receive	12M SOFR	Annually	3.459%	Annually	02/15/33	USD	3,396,000	(69,033)	60	(69,093)
Receive	12M SOFR	Annually	3.494%	Annually	02/17/33	USD	10,187,000	(237,094)	181	(237,275)
Receive	12M SOFR	Annually	3.617%	Annually	02/23/33	USD	6,792,000	(228,676)	121	(228,797)
Receive	12M SOFR	Annually	3.783%	Annually	03/06/33	USD	10,187,000	(487,507)	163	(487,670)
Receive	12M TONA	Annually	0.200%	Annually	02/03/25	JPY	485,722,080	(5,131)	17	(5,148)
Receive	12M TONA	Annually	0.205%	Annually	02/03/25	JPY	485,722,081	(5,468)	17	(5,485)
Receive	12M TONA	Annually	0.885%	Annually	02/15/33	JPY	283,071,175	(52,465)	36	(52,501)
Receive	12M TONA	Annually	0.898%	Annually	02/15/33	JPY	283,071,175	(55,036)	36	(55,072)
Receive	12M TONA	Annually	0.900%	Annually	02/15/33	JPY	566,142,350	(111,104)	73	(111,177)
Receive	12M TONA	Annually	0.918%	Annually	02/15/33	JPY	819,930,300	(171,334)	105	(171,439)
Receive	6M CDOR	Quarterly	3.370%	Quarterly	03/27/53	CAD	95,758	177	(18)	195
Receive	6M CDOR	Quarterly	3.400%	Quarterly	03/30/53	CAD	194,676	(482)	505	(987)
Receive	3M PRIBOR	Quarterly	4.450%	Quarterly	06/19/25	CZK	28,613,000	2,434	4	2,430
Receive	6M WIBOR	Semi-Annually	5.530%	Semi-Annually	09/20/25	PLN	4,579,000	5,988	5	5,983
Receive	6M WIBOR	Semi-Annually	5.701%	Semi-Annually	09/20/28	PLN	5,601,000	(21,380)	14	(21,394)

Totals								$(1,489,460)	$6,448	$(1,495,908)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	11.650%	Maturity	01/02/25	JPMC	BRL	1,837,207	$(5,016)	$—	$(5,016)
Pay	1-Day CDI	Maturity	11.694%	Maturity	01/02/25	CBNA	BRL	2,574,000	(6,622)	—	(6,622)
Pay	1-Day CDI	Maturity	12.603%	Maturity	07/01/24	BOA	BRL	7,024,732	1,215	—	1,215
Pay	1-Day CDI	Maturity	12.850%	Maturity	01/02/25	CBNA	BRL	7,049,432	13,815	—	13,815
Pay	1-Day CDI	Maturity	12.965%	Maturity	07/01/24	GSI	BRL	2,575,855	2,054	—	2,054
Pay	1-Day CDI	Maturity	12.970%	Maturity	07/01/24	CBNA	BRL	4,259,432	3,440	—	3,440
Pay	3M CLOIS	Quarterly	1.650%	Quarterly	05/28/23	BOA	CLP	3,163,924,000	(62,759)	—	(62,759)
Receive	3M CLOIS	Quarterly	1.420%	Quarterly	04/01/23	BOA	CLP	3,163,924,000	3,206	—	3,206

Totals									$(50,667)	$—	$(50,667)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.40.V1	(5.000%)	Quarterly	06/20/28	5.097%	USD	5,588,000	$(83,273)	$5,693	$(88,966)
ITRX.EUR.39.V1	(1.000%)	Quarterly	06/20/28	0.926%	EUR	2,890,000	(23,334)	9,080	(32,414)
ITRX.EUR.XOVER.39.V1	(5.000%)	Quarterly	06/20/28	4.796%	EUR	1,659,150	(46,988)	(15,537)	(31,451)
ITRX.FINSR.39.V1	(1.000%)	Quarterly	06/20/28	1.087%	EUR	9,090,000	(5,590)	127,116	(132,706)

Totals							$(159,185)	$126,352	$(285,537)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories 3.400%, due 11/30/23	(1.000%)	Quarterly	06/20/27	JPMC	0.375%	USD	1,237,909	$(31,880)	$(24,388)	$(7,492)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	1.754%	USD	460,000	(25,792)	13,318	(39,110)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	2.043%	USD	480,000	(31,460)	26,537	(57,997)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	1.325%	USD	250,000	(11,272)	(3,608)	(7,664)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	1.325%	USD	250,000	(11,272)	(3,893)	(7,379)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	1.325%	USD	250,000	(11,272)	(4,086)	(7,186)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	0.637%	USD	460,000	(3,217)	(3,166)	(51)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	0.637%	USD	1,185,000	(8,288)	(4,834)	(3,454)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.918%	USD	314,000	(862)	2,686	(3,548)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.918%	USD	520,000	(1,427)	4,534	(5,961)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.918%	USD	524,000	(1,438)	4,569	(6,007)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.918%	USD	525,000	(1,441)	4,578	(6,019)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.918%	USD	526,000	(1,444)	4,499	(5,943)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.918%	USD	740,000	$(2,031)	$6,330	$(8,361)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/28	BBP	2.494%	USD	1,686,300	97,345	122,364	(25,019)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/28	BBP	2.494%	USD	659,500	38,071	47,856	(9,785)
Chile Government International Bond 3.240%, due 02/06/28	(1.000%)	Quarterly	06/20/28	BOA	1.143%	USD	750,018	1,380	7,663	(6,283)
Colombia Government International Bond 10.375%, due 01/28/33	(1.000%)	Quarterly	06/20/28	BBP	3.102%	USD	1,946,522	158,629	195,855	(37,226)
Credit Suisse Group Finance Guernsey Ltd. 5.000%, due 08/31/17	(1.000%)	Quarterly	06/20/28	BBP	2.072%	EUR	225,000	9,713	13,654	(3,941)
Credit Suisse Group Finance Guernsey Ltd. 5.000%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	2.072%	EUR	200,000	8,634	11,796	(3,162)
Credit Suisse Group Finance Guernsey Ltd. 5.000%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	2.072%	EUR	117,000	5,051	7,338	(2,287)
Credit Suisse Group Finance Guernsey Ltd. 5.000%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	2.072%	EUR	113,000	4,878	6,557	(1,679)
Credit Suisse Group Finance Guernsey Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	JPMC	2.072%	EUR	112,000	4,835	6,241	(1,406)
Deutsche Bank AG 5.000%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.413%	EUR	600,000	14,200	52,448	(38,248)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/28	BBP	1.319%	USD	1,919,816	17,840	36,774	(18,934)
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	0.914%	USD	499,000	(24,773)	(1,437)	(23,336)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/28	GSI	5.657%	USD	584,000	99,624	103,481	(3,857)

Totals								$292,331	$633,666	$(341,335)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.482%	USD	1,001,000	$(351)	$145	$(496)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.482%	USD	2,340,000	(819)	(883)	64
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.822%	USD	1,090,000	6,174	13,409	(7,235)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.822%	USD	21,858	124	295	(171)
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CBNA	17.054%	USD	500,000	123,438	15,882	107,556
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	17.054%	USD	105,000	25,922	5,462	20,460

Totals								$154,488	$34,310	$120,178

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	5.438%	USD	660,000	$(58,920)	$(30,601)	$(28,319)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	5.438%	USD	1,310,000	(116,947)	(59,736)	(57,211)
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	15.327%	USD	40,000	(11,435)	(3,575)	(7,860)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	17.054%	USD	467,000	(115,291)	(57,312)	(57,979)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	17.054%	USD	138,000	(34,069)	(171)	(33,898)
CMBX.NA.BBB-.V14	3.000%	Monthly	12/16/72	GSI	9.790%	USD	335,000	(94,219)	(56,311)	(37,908)

Totals								$(430,881)	$(207,706)	$(223,175)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	12M SOFR	Quarterly	06/20/23	JPMC	Markit iBoxx USD Liquid Investment Grade Index	USD 21,828,000	$272,714	$—	$272,714
Pay	12M SOFR	Quarterly	06/20/23	JPMC	Markit iBoxx USD Liquid Investment Grade Index	USD 21,829,000	363,484	—	363,484

Totals							$636,198	$—	$636,198

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $3,654,831 and cash in the amount of $188,100 have been received at the custodian bank as collateral for OTC swap contracts, OTC option contracts and forward foreign currency exchange contracts.

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs & International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(RBC)—	Royal Bank of Canada
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust Co.
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CLOIS)—	Sinacofi Chile Interbank Rate Average
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(ESTR)—	Euro Short-Term Overnight Rate
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)—	Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)—	Johannesburg Interbank Agreed Rate
(LIBOR)—	London Interbank Offered Rate
(MTA)— (PRIBOR)—	Monthly Treasury Average Index Prague Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(WIBOR)—	Warsaw Interbank Offered Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,619,902,739	$—	$1,619,902,739
Corporate Bonds & Notes
Advertising	—	299,612	—	299,612
Aerospace/Defense	—	37,015,367	—	37,015,367
Agriculture	—	12,629,027	—	12,629,027
Airlines	—	12,937,619	—	12,937,619
Apparel	—	20,411	—	20,411
Auto Manufacturers	—	12,326,189	—	12,326,189
Auto Parts & Equipment	—	374,888	—	374,888
Banks	—	116,443,561	—	116,443,561
Beverages	—	3,976,927	—	3,976,927
Biotechnology	—	11,907,988	—	11,907,988
Building Materials	—	292,505	—	292,505
Chemicals	—	3,115,872	—	3,115,872
Commercial Services	—	11,521,115	—	11,521,115
Computers	—	7,891,765	—	7,891,765
Cosmetics/Personal Care	—	445,518	—	445,518
Diversified Financial Services	—	6,414,627	—	6,414,627
Electric	—	89,631,636	—	89,631,636
Electronics	—	571,630	—	571,630
Energy-Alternate Sources	—	470,245	—	470,245
Engineering & Construction	—	618,221	—	618,221
Entertainment	—	5,616,988	—	5,616,988
Environmental Control	—	473,432	—	473,432
Food	—	673,170	—	673,170
Forest Products & Paper	—	1,148,676	—	1,148,676
Gas	—	2,758,150	—	2,758,150
Healthcare-Products	—	3,991,450	—	3,991,450
Healthcare-Services	—	13,220,390	—	13,220,390
Home Builders	—	3,772,887	1,148,838	4,921,725
Insurance	—	6,040,228	—	6,040,228
Internet	—	5,780,070	—	5,780,070
Investment Companies	—	1,109,434	—	1,109,434
Iron/Steel	—	1,195,800	—	1,195,800
Lodging	—	221,340	1,387,713	1,609,053
Machinery-Diversified	—	2,313,948	—	2,313,948
Media	—	19,573,272	—	19,573,272
Mining	—	3,875,786	—	3,875,786
Miscellaneous Manufacturing	—	2,346,387	—	2,346,387
Office/Business Equipment	—	—	862,290	862,290
Oil & Gas	—	32,659,681	1,958,697	34,618,378
Oil & Gas Services	—	292,005	—	292,005
Packaging & Containers	—	3,613,876	—	3,613,876

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$13,831,580	$—	$13,831,580
Pipelines	—	72,724,659	—	72,724,659
Real Estate	—	1,091,612	2,790,801	3,882,413
Real Estate Investment Trusts	—	40,361,102	—	40,361,102
Retail	—	4,589,086	—	4,589,086
Semiconductors	—	26,923,025	—	26,923,025
Shipbuilding	—	1,217,548	—	1,217,548
Software	—	20,522,628	—	20,522,628
Telecommunications	—	37,598,883	—	37,598,883
Transportation	—	12,424,214	—	12,424,214
Trucking & Leasing	—	4,710,886	—	4,710,886
Total Corporate Bonds & Notes	—	675,576,916	8,148,339	683,725,255
Asset-Backed Securities
Asset-Backed - Home Equity	—	15,902,270	458,644	16,360,914
Asset-Backed - Manufactured Housing	—	8,358,073	—	8,358,073
Asset-Backed - Other	—	244,345,110	3,183,180	247,528,290
Asset-Backed - Student Loan	—	23,280,088	—	23,280,088
Total Asset-Backed Securities	—	291,885,541	3,641,824	295,527,365
Total Mortgage-Backed Securities*	—	157,834,304	—	157,834,304
Floating Rate Loans
Airlines	—	569	—	569
Apparel	—	536,120	—	536,120
Auto Parts & Equipment	—	256,830	—	256,830
Beverages	—	355,118	—	355,118
Building Materials (Less Unfunded Loan Commitments of $26,484)	—	161,448	—	161,448
Chemicals	—	2,357,593	—	2,357,593
Commercial Services	—	8,381,759	1,124,483	9,506,242
Cosmetics/Personal Care	—	84,620	—	84,620
Entertainment	—	3,348,760	—	3,348,760
Environmental Control	—	—	—	—
Food	—	889,162	—	889,162
Hand/Machine Tools	—	427,156	—	427,156
Healthcare-Services	—	493,629	—	493,629
Household Products/Wares	—	119,458	—	119,458
Housewares	—	288,210	—	288,210
Lodging	—	3,477,597	—	3,477,597
Machinery-Diversified	—	674,691	—	674,691
Media	—	1,299,739	—	1,299,739
Mining	—	93,976	—	93,976
Packaging & Containers	—	—	—	—
Pipelines	—	129,762	—	129,762
Real Estate Investment Trusts	—	490,347	—	490,347
Retail	—	775,973	—	775,973
Software	—	834,018	—	834,018
Telecommunications	—	1,427,196	—	1,427,196
Total Floating Rate Loans (Less Unfunded Loan Commitments of $26,484)	—	26,903,731	1,124,483	28,028,214
Total Foreign Government*	—	26,893,010	—	26,893,010
Total Municipals*	—	19,343,362	—	19,343,362
Common Stocks
Chemicals	254,274	—	—	254,274
Energy Equipment & Services	806,801	—	—	806,801
Financial Services	166,871	—	—	166,871
Hotel & Resort REITs	1,026,672	—	—	1,026,672
Hotels, Restaurants & Leisure	698,774	—	—	698,774
Machinery	3,312	—	—	3,312
Oil, Gas & Consumable Fuels	1,556,526	—	—	1,556,526
Real Estate Management & Development	113,448	—	—	113,448
Total Common Stocks	4,626,678	—	—	4,626,678
Total Preferred Stocks*	—	—	4,604,785	4,604,785

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Bonds
Automobiles	$—	$—	$1,217,168	$1,217,168
Energy-Alternate Sources	—	57,625	—	57,625
Total Convertible Bonds	—	57,625	1,217,168	1,274,793
Warrants
Automobiles	—	—	67,104	67,104
Commercial Services & Supplies	527	—	—	527
Health Care Providers & Services	4,736	—	—	4,736
Health Care Technology	204	—	—	204
Hotels, Restaurants & Leisure	—	—	0	0
IT Services	—	—	223,169	223,169
Machinery	11,154	—	—	11,154
Software	420	—	—	420
Special Purpose Acquisition Companies	36	—	—	36
Specialty Retail	16,512	—	—	16,512
Total Warrants	33,589	—	290,273	323,862
Total Escrow Shares*	—	—	1	1
Total Short-Term Investments*	—	213,135,899	—	213,135,899
Securities Lending Reinvestments
Repurchase Agreements	—	559,554	—	559,554
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	559,554	—	1,559,554
Purchased Options
Foreign Currency Options at Value	—	383,392	—	383,392
Interest Rate Swaptions at Value	—	7,305,208	—	7,305,208
Exchange-Traded Option Contracts at Value	73,380	—	—	73,380
Total Purchased Options	73,380	7,688,600	—	7,761,980
Total Net Investments	$5,733,647	$3,039,781,281	$19,026,873	$3,064,541,801
Collateral for Securities Loaned (Liability)	$—	$(1,559,555)	$—	$(1,559,555)
TBA Forward Sales Commitments	$—	$(29,270,753)	$—	$(29,270,753)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$461,166	$—	$461,166
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(707,919)	—	(707,919)
Total Forward Contracts	$—	$(246,753)	$—	$(246,753)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,105,017	$—	$—	$9,105,017
Futures Contracts (Unrealized Depreciation)	(3,434,831)	—	—	(3,434,831)
Total Futures Contracts	$5,670,186	$—	$—	$5,670,186
Written Options
Foreign Currency Options at Value	$—	$(66,711)	$—	$(66,711)
Interest Rate Swaptions at Value	—	(9,044,461)	—	(9,044,461)
Exchange-Traded Option Contracts at Value	(51,582)	—	—	(51,582)
Total Written Options	$(51,582)	$(9,111,172)	$—	$(9,162,754)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$109,098	$—	$109,098
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,890,543)	—	(1,890,543)
Total Centrally Cleared Swap Contracts	$—	$(1,781,445)	$—	$(1,781,445)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,275,786	$—	$1,275,786
OTC Swap Contracts at Value (Liabilities)	—	(674,317)	—	(674,317)
Total OTC Swap Contracts	$—	$601,469	$—	$601,469

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

During the period ended March 31, 2023, transfers into Level 3 in the amount of $3,625,436 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTII-48

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
TransDigm Group, Inc. (a)	49,262	$36,308,557

Automobiles—2.7%
Tesla, Inc. (b)	193,751	40,195,582

Broadline Retail—7.1%
Amazon.com, Inc. (b)	1,042,702	107,700,690

Capital Markets—4.8%
Blackstone, Inc. (a)	208,484	18,313,235
MSCI, Inc.	43,338	24,255,845
S&P Global, Inc.	85,204	29,375,783

		71,944,863

Chemicals—1.1%
Sherwin-Williams Co. (The)	73,623	16,548,242

Commercial Services & Supplies—2.1%
Cintas Corp.	37,569	17,382,425
Waste Connections, Inc.	106,788	14,851,007

		32,233,432

Entertainment—1.5%
Netflix, Inc. (b)	64,933	22,433,053

Financial Services—7.6%
Adyen NV (b)	6,277	9,952,915
MasterCard, Inc. - Class A	101,348	36,830,877
Visa, Inc. - Class A (a)	298,226	67,238,034

		114,021,826

Health Care Equipment & Supplies—4.8%
Boston Scientific Corp. (b)	437,745	21,900,383
IDEXX Laboratories, Inc. (b)	44,724	22,365,578
Intuitive Surgical, Inc. (b)	106,822	27,289,816

		71,555,777

Health Care Providers & Services—3.0%
UnitedHealth Group, Inc.	96,085	45,408,810

Hotels, Restaurants & Leisure—3.4%
Chipotle Mexican Grill, Inc. (b)	12,236	20,902,637
Evolution AB	229,641	30,812,534

		51,715,171

Interactive Media & Services—6.2%
Alphabet, Inc. - Class A (b)	694,824	72,074,094
Match Group, Inc. (b)	565,609	21,713,729

		93,787,823

IT Services—0.2%
MongoDB, Inc. (a) (b)	12,652	2,949,434

Life Sciences Tools & Services—4.5%
Danaher Corp.	120,470	30,363,259
Lonza Group AG	28,807	17,326,406
Thermo Fisher Scientific, Inc.	34,750	20,028,857

		67,718,522

Oil, Gas & Consumable Fuels—1.4%
Cheniere Energy, Inc.	113,529	17,892,170
EQT Corp. (a)	88,169	2,813,473

		20,705,643

Pharmaceuticals—2.8%
AstraZeneca plc (ADR)	136,611	9,482,169
Eli Lilly and Co.	26,137	8,975,969
Zoetis, Inc.	144,475	24,046,419

		42,504,557

Semiconductors & Semiconductor Equipment—12.1%
Advanced Micro Devices, Inc. (b)	352,010	34,500,500
ASML Holding NV	74,722	50,864,013
KLA Corp.	72,379	28,891,525
Marvell Technology, Inc.	80,826	3,499,766
NVIDIA Corp.	233,529	64,867,350

		182,623,154

Software—18.0%
Bill.com Holdings, Inc. (b)	58,756	4,767,462
Cadence Design Systems, Inc. (b)	147,775	31,046,050
Intuit, Inc.	139,726	62,294,043
Microsoft Corp.	467,787	134,862,992
Palo Alto Networks, Inc. (a) (b)	38,481	7,686,195
ServiceNow, Inc. (b)	64,073	29,776,004

		270,432,746

Specialty Retail—0.5%
Ross Stores, Inc.	70,870	7,521,433

Technology Hardware, Storage & Peripherals—9.0%
Apple, Inc.	819,703	135,169,025

Textiles, Apparel & Luxury Goods—4.2%
LVMH Moet Hennessy Louis Vuitton SE	32,439	29,728,973
NIKE, Inc. - Class B	278,370	34,139,297

		63,868,270

Total Common Stocks (Cost $1,211,931,733)		1,497,346,610

Preferred Stock—0.5%

Interactive Media & Services—0.5%
Bytedance, Ltd. - Class E † (b) (c) (d) (Cost $5,371,983)	49,026	7,754,191

BHFTII-49

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investment—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $3,965,273; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $4,043,871.	3,964,580	$3,964,580

Total Short-Term Investments (Cost $3,964,580)		3,964,580

Securities Lending Reinvestments (e)—3.2%

Repurchase Agreements—1.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $5,024,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $1,184,478; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $1,207,684.	1,184,004	1,184,004
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $2,601,044; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $2,663,647.	2,600,000	2,600,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $6,904,744; collateralized by various Common Stock with an aggregate market value of $7,669,829.	6,900,000	6,900,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $300,120; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $306,326.	300,000	300,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $450,184; collateralized by various Common Stock with an aggregate market value of $500,822.	450,000	450,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $2,000,822; collateralized by various Common Stock with an aggregate market value of $2,223,248.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,245,594.	2,000,000	2,000,000

		20,434,004

Mutual Funds—1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (f)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (f)	8,000,000	8,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (f)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (f)	7,000,000	7,000,000

		28,000,000

Total Securities Lending Reinvestments (Cost $48,434,004)		48,434,004

Total Investments—103.4% (Cost $1,269,702,300)		1,557,499,385
Other assets and liabilities (net)—(3.4)%		(50,978,239)

Net Assets—100.0%		$1,506,521,146

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $7,754,191, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $48,185,216 and the collateral received consisted of cash in the amount of $48,434,004. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

BHFTII-50

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance, Ltd. - Class E	12/10/20	49,026	$5,371,983	$7,754,191

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$36,308,557	$—	$—	$36,308,557
Automobiles	40,195,582	—	—	40,195,582
Broadline Retail	107,700,690	—	—	107,700,690
Capital Markets	71,944,863	—	—	71,944,863
Chemicals	16,548,242	—	—	16,548,242
Commercial Services & Supplies	32,233,432	—	—	32,233,432
Entertainment	22,433,053	—	—	22,433,053
Financial Services	104,068,911	9,952,915	—	114,021,826
Health Care Equipment & Supplies	71,555,777	—	—	71,555,777
Health Care Providers & Services	45,408,810	—	—	45,408,810
Hotels, Restaurants & Leisure	20,902,637	30,812,534	—	51,715,171
Interactive Media & Services	93,787,823	—	—	93,787,823
IT Services	2,949,434	—	—	2,949,434
Life Sciences Tools & Services	50,392,116	17,326,406	—	67,718,522
Oil, Gas & Consumable Fuels	20,705,643	—	—	20,705,643
Pharmaceuticals	42,504,557	—	—	42,504,557
Semiconductors & Semiconductor Equipment	182,623,154	—	—	182,623,154
Software	270,432,746	—	—	270,432,746
Specialty Retail	7,521,433	—	—	7,521,433
Technology Hardware, Storage & Peripherals	135,169,025	—	—	135,169,025
Textiles, Apparel & Luxury Goods	34,139,297	29,728,973	—	63,868,270
Total Common Stocks	1,409,525,782	87,820,828	—	1,497,346,610
Total Preferred Stock*	—	—	7,754,191	7,754,191
Total Short-Term Investment*	—	3,964,580	—	3,964,580
Securities Lending Reinvestments
Repurchase Agreements	—	20,434,004	—	20,434,004
Mutual Funds	28,000,000	—	—	28,000,000
Total Securities Lending Reinvestments	28,000,000	20,434,004	—	48,434,004
Total Investments	$1,437,525,782	$112,219,412	$7,754,191	$1,557,499,385

Collateral for Securities Loaned (Liability)	$—	$(48,434,004)	$—	$(48,434,004)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTII-51

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—0.3% of Net Assets

Security Description	Principal Amount*	Value

Auto Manufacturers—0.3%
Toyota Motor Credit Corp. 5.181%, SOFR + 0.380%, 02/22/24 (a) (Cost $2,270,000)	2,270,000	$2,264,665

Short-Term Investments—99.7%

Certificate of Deposit—30.7%
Bank of America N.A.
4.850%, 04/03/23	12,000,000	12,000,027
5.250%, 01/31/24	5,000,000	4,999,179
5.440%, 02/06/24	4,597,000	4,600,915
Bank of Montreal (Chicago) 5.320%, SOFR + 0.500%, 05/05/23 (a)	4,000,000	4,001,352
Bank of Nova Scotia (Houston)
5.320%, SOFR + 0.500%, 05/05/23 (a)	14,000,000	14,005,092
5.560%, SOFR + 0.740%, 08/07/23 (a)	5,000,000	5,007,834
Barclays Bank plc 5.440%, SOFR + 0.620%, 04/05/23 (a)	4,500,000	4,500,331
Bayerische Landesbank NY 4.850%, 04/05/23	25,000,000	24,999,933
BNP Paribas S.A. (NY)
5.250%, 01/31/24	4,000,000	3,995,379
5.450%, SOFR + 0.630%, 02/05/24 (a)	3,000,000	3,001,048
Canadian Imperial Bank of Commerce (NY)
5.470%, SOFR + 0.650%, 07/03/23 (a)	5,000,000	5,006,088
5.570%, SOFR + 0.750%, 07/21/23 (a)	1,500,000	1,502,438
5.600%, 03/04/24	3,000,000	3,003,704
Citibank N.A.
4.160%, 09/01/23	4,500,000	4,474,639
5.440%, SOFR + 0.620%, 09/21/23 (a)	3,000,000	3,003,559
Cooperatieve Rabobank UA
Zero Coupon, 06/01/23	12,000,000	11,901,480
4.960%, 04/04/23	12,000,000	12,000,058
Credit Agricole Corporate & Investment Bank (NY) 5.000%, 06/15/23	8,000,000	7,997,902
Credit Industriel et Commercial S.A. 5.310%, SOFR + 0.490%, 07/10/23 (a)	10,000,000	10,007,493
DNB Bank ASA 4.800%, 04/03/23	19,000,000	19,000,049
Mitsubishi UFJ Trust & Banking Corp.
4.960%, SOFR + 0.140%, 07/10/23 (a)	10,000,000	9,994,903
5.390%, SOFR + 0.570%, 06/20/23 (a)	6,000,000	6,003,908
Nordea Bank Abp (NY)
5.030%, 08/17/23	3,000,000	2,996,980
5.310%, SOFR + 0.490%, 05/24/23 (a)	6,000,000	6,003,152
5.340%, SOFR + 0.520%, 05/12/23 (a)	10,000,000	10,004,214
Royal Bank of Canada (NY) 5.620%, SOFR + 0.800%, 10/19/23 (a)	3,000,000	3,005,928
Standard Chartered Bank (NY)
5.210%, 10/31/23	5,000,000	4,993,781
5.370%, SOFR + 0.550%, 05/04/23 (a)	6,000,000	6,002,481
5.630%, 03/01/24	4,000,000	4,002,950
Sumitomo Mitsui Banking Corp (NY) 5.420%, SOFR + 0.600%, 05/03/23 (a)	6,000,000	6,002,422

Certificate of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd (NY)
4.800%, 05/18/23	10,000,000	9,997,435
5.000%, 06/16/23	8,000,000	7,997,761
5.000%, SOFR + 0.180%, 08/25/23 (a)	5,000,000	4,995,575
Svenska Handelsbanken 5.480%, SOFR + 0.660%, 07/03/23 (a)	5,000,000	5,006,132
Swedbank AB 5.430%, SOFR + 0.610%, 04/19/23 (a)	9,000,000	9,002,473
Toronto-Dominion Bank (NY)
Zero Coupon, 05/01/23	4,000,000	4,002,013
2.800%, 05/08/23	4,000,000	3,990,781
2.840%, 06/02/23	5,000,000	5,002,523
3.700%, 05/01/23	4,000,000	3,995,663
4.120%, 08/28/23	4,000,000	3,979,277
5.270%, 01/24/24	3,000,000	2,996,131
Westpac Banking Corp (NY). 5.270%, SOFR + 0.450%, 07/13/23 (a)	8,000,000	8,004,703

		286,989,686

Commercial Paper—44.2%
ABN AMRO Funding USA LLC 4.826%, 05/22/23 (b)	7,000,000	6,950,486
Alinghi Funding Co. LLC 2.980%, 05/17/23 (b)	3,000,000	2,980,272
Antalis S.A 5.084%, 08/01/23 (b)	5,000,000	4,910,723
Atlantic Asset Securitization LLC 5.025%, 06/15/23 (b)	3,000,000	2,965,325
Australia & New Zealand Banking Group, Ltd. 5.190%, SOFR + 0.370%, 04/26/23 (a)	9,000,000	9,000,965
Autobahn Funding Co. LLC 3.682%, 04/04/23 (b)	20,000,000	19,989,287
Bank of Montreal (Chicago)
2.800%, 05/12/23 (b)	4,000,000	3,990,188
5.370%, SOFR + 0.550%, 06/06/23 (a)	7,000,000	7,003,713
Bank of Nova Scotia (The) 5.480%, SOFR + 0.660%, 08/18/23 (a)	4,000,000	4,005,306
Barton Capital S.A.
3.279%, 04/03/23 (b)	10,000,000	9,995,984
4.584%, 04/14/23 (b)	6,000,000	5,988,583
5.045%, 06/15/23 (b)	5,000,000	4,944,045
Bedford Row Funding Corp. 3.936%, 04/05/23 (b)	18,000,000	17,987,965
BNG Bank NV 4.067%, 04/06/23 (b)	22,000,000	21,982,330
BNZ International Funding, Ltd. (London) 5.220%, SOFR + 0.400%, 10/27/23 (144A) (a)	6,000,000	5,995,172
BPCE S.A. 4.177%, 09/01/23 (b)	5,000,000	4,889,890
Chariot Funding LLC
4.764%, 04/26/23 (b)	17,200,000	17,138,771
4.781%, 04/27/23 (b)	7,000,000	6,974,096
5.410%, SOFR + 0.580%, 05/31/23 (a)	8,000,000	8,005,805
Chesham Finance, Ltd./Chesham Finance LLC 3.279%, 04/03/23 (b)	25,000,000	24,989,960

BHFTII-52

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Collateralized Commercial Paper FLEX Co. LLC 4.990%, 06/16/23 (b)	9,000,000	$8,898,899
Columbia Funding Co. LLC 5.033%, 08/02/23 (b)	5,500,000	5,400,523
Commonwealth Bank of Australia
5.400%, 02/16/24 (144A) (b)	5,000,000	5,008,617
Commonwealth Bank of Australia 5.420%, SOFR + 0.600%, 07/13/23 (144A) (a)	6,000,000	6,004,128
DNB Bank ASA 5.310%, SOFR + 0.490%, 05/26/23 (a)	9,000,000	9,003,813
Export Development Canada
3.239%, 04/03/23 (b)	20,000,000	19,992,027
3.652%, 04/04/23 (b)	12,000,000	11,993,619
Great Bear Funding LLC 4.101%, 04/06/23 (b)	10,000,000	9,991,955
HSBC Bank plc 5.430%, SOFR + 0.600%, 06/06/23 (a)	6,000,000	6,003,703
Landesbank Baden-Wuerttemberg 3.259%, 04/03/23 (b)	20,000,000	19,991,990
LMA-Americas LLC 5.104%, 04/28/23 (b)	10,000,000	9,960,022
Longship Funding LLC 3.266%, 04/03/23 (b)	13,000,000	12,994,720
Mackinac Funding Co. LLC 5.132%, 08/07/23 (b)	5,000,000	4,906,063
Macquarie Bank Ltd.
5.203%, 10/23/23 (b)	7,500,000	7,275,245
5.355%, 11/06/23 (b)	1,920,000	1,858,729
5.430%, SOFR + 0.600%, 06/22/23 (a)	9,500,000	9,507,248
5.575%, 02/12/24 (b)	4,000,000	3,817,150
National Australia Bank, Ltd.
5.190%, SOFR + 0.370%, 04/13/23 (a)	5,000,000	5,000,203
5.220%, SOFR + 0.400%, 05/12/23 (a)	6,000,000	6,001,270
5.290%, SOFR + 0.470%, 07/13/23 (a)	8,000,000	8,004,840
Natixis S.A.(New York) 5.490%, SOFR + 0.670%, 05/04/23 (a)	7,000,000	7,003,665
PSP Capital, Inc. 3.965%, 08/17/23 (b)	6,000,000	5,879,278
Ridgefield Funding Co. LLC 5.033%, 08/02/23 (b)	8,000,000	7,854,755
Swedbank AB 5.090%, SOFR + 0.270%, 09/01/23 (a)	3,600,000	3,598,448
Versailles Commercial Paper LLC 5.059%, 06/05/23 (b)	4,500,000	4,457,809
Victory Receivables Corp. 4.476%, 04/11/23 (b)	12,000,000	11,982,213
Westpac Banking Corp. 5.340%, SOFR + 0.520%, 07/07/23 (a)	10,000,000	10,007,710

		413,087,508

Discount Note—2.1%
Federal Home Loan Bank 4.318%, 04/18/23 (b)	20,000,000	19,962,470

Repurchase Agreements—21.1%
BofA Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $111,644,826; collateralized by U.S. Treasury Note with rates ranging from 1.250% - 2.125%, with maturity dates ranging from 03/31/24 - 05/31/28, and an aggregate market value of $113,832,007.	111,600,000	111,600,000
JPMorgan Securities LLC Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of 86,034,400 ; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000% - 7.000%, with maturity dates ranging from 7/20/30 - 3/20/53, and an aggregate market value of $87,720,001.	86,000,000	86,000,000

		197,600,000

Time Deposit—1.6%
Royal Bank Of Canada (Toronto) 4.820%, 04/03/23	15,000,000	15,000,000

Total Short-Term Investments (Cost $932,750,151)		932,639,664

Total Investments—100.0% (Cost $935,020,151)		934,904,329
Other assets and liabilities (net)—0.0%		175,953

Net Assets—100.0%		$935,080,282

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $17,007,917, which is 1.8% of net assets.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

BHFTII-53

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$2,264,665	$—	$2,264,665
Total Short-Term Investments*	—	932,639,664	—	932,639,664
Total Investments	$—	$934,904,329	$—	$934,904,329

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-54

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	1,021,832	$8,062,251
Baillie Gifford International Stock Portfolio (Class A) (b)	504,265	5,093,078
BlackRock Bond Income Portfolio (Class A) (b)	530,527	49,402,706
BlackRock Capital Appreciation Portfolio (Class A) (b)	106,829	3,080,948
BlackRock High Yield Portfolio (Class A) (a)	281,324	2,008,654
Brighthouse Small Cap Value Portfolio (Class A) (a)	272,042	3,726,970
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	111,969	986,449
Brighthouse/Artisan International Portfolio (Class A) (a)	306,185	3,034,294
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,370	973,685
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	815,755	7,945,457
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,286,267	20,073,424
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	784,494	6,017,069
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	234,490	7,053,472
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	320,810	4,042,207
CBRE Global Real Estate Portfolio (Class A) (a)	195,762	1,924,341
Harris Oakmark International Portfolio (Class A) (a)	309,790	3,987,002
Invesco Comstock Portfolio (Class A) (a)	547,124	7,714,445
Invesco Global Equity Portfolio (Class A) (a)	47,791	1,026,561
Jennison Growth Portfolio (Class A) (b)	279,795	3,088,935
JPMorgan Core Bond Portfolio (Class A) (a)	3,419,567	31,220,650
JPMorgan Small Cap Value Portfolio (Class A) (a)	167,641	1,839,024
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	97,586	968,052
MFS Research International Portfolio (Class A) (a)	255,121	3,028,289

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (b)	601,939	8,848,505
Neuberger Berman Genesis Portfolio (Class A) (b)	104,908	1,964,930
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	3,764,764	36,405,268
PIMCO Total Return Portfolio (Class A) (a)	4,881,419	48,374,858
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	187,728	3,080,615
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	203,851	5,779,176
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	111,166	992,711
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	218,279	3,924,663
TCW Core Fixed Income Portfolio (Class A) (a)	4,260,030	38,340,266
VanEck Global Natural Resources Portfolio (Class A) (b)	386,744	4,772,416
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,814,504	20,213,572
Western Asset Management U.S. Government Portfolio (Class A) (b)	4,966,055	52,292,561

Total Mutual Funds (Cost $444,358,764)		401,287,504

Total Investments—100.1% (Cost $444,358,764)		401,287,504
Other assets and liabilities (net)—(0.1)%		(314,181)

Net Assets—100.0%		$400,973,323

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$401,287,504	$—	$—	$401,287,504
Total Investments	$401,287,504	$—	$—	$401,287,504

BHFTII-55

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	16,945,180	$133,697,473
Allspring Mid Cap Value Portfolio (Class A) (a)	766,157	9,293,487
Baillie Gifford International Stock Portfolio (Class A) (b)	10,472,535	105,772,603
BlackRock Bond Income Portfolio (Class A) (b)	3,908,950	364,001,452
BlackRock Capital Appreciation Portfolio (Class A) (b)	2,347,694	67,707,481
BlackRock High Yield Portfolio (Class A) (a)	2,681,940	19,149,050
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,316,681	45,438,523
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	3,208,327	28,265,359
Brighthouse/Artisan International Portfolio (Class A) (a)	6,764,112	67,032,353
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	42,097	9,378,704
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,753,770	75,521,718
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	12,999,955	114,139,608
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	12,447,174	95,469,828
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	4,120,995	123,959,533
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	6,895,621	86,884,824
CBRE Global Real Estate Portfolio (Class A) (a)	2,858,775	28,101,760
Harris Oakmark International Portfolio (Class A) (a)	8,152,832	104,926,942
Invesco Comstock Portfolio (Class A) (a)	8,585,523	121,055,881
Invesco Global Equity Portfolio (Class A) (a)	1,798,442	38,630,526
Invesco Small Cap Growth Portfolio (Class A) (a)	2,411,343	18,856,701
Jennison Growth Portfolio (Class A) (b)	4,387,012	48,432,616
JPMorgan Core Bond Portfolio (Class A) (a)	15,715,746	143,484,759
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,464,667	27,037,395
Loomis Sayles Growth Portfolio (Class A) (a)	2,950,694	38,772,125

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	938,839	9,313,279
MFS Research International Portfolio (Class A) (a)	4,845,988	57,521,875
MFS Value Portfolio (Class A) (b)	9,613,014	141,311,305
Neuberger Berman Genesis Portfolio (Class A) (b)	1,005,856	18,839,686
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	23,792,789	230,076,273
PIMCO Total Return Portfolio (Class A) (a)	34,738,325	344,256,799
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,019,620	28,324,040
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	3,534,975	58,008,933
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,593,159	130,216,049
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,132,793	19,045,838
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,614,529	47,009,228
TCW Core Fixed Income Portfolio (Class A) (a)	30,896,471	278,068,237
VanEck Global Natural Resources Portfolio (Class A) (b)	5,911,287	72,945,281
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	13,764,236	153,333,584
Western Asset Management U.S. Government Portfolio (Class A) (b)	29,018,148	305,561,101

Total Mutual Funds (Cost $4,192,595,253)		3,808,842,209

Total Investments—100.0% (Cost $4,192,595,253)		3,808,842,209
Other assets and liabilities (net)—0.0%		(1,267,649)

Net Assets—100.0%		$3,807,574,560

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,808,842,209	$—	$—	$3,808,842,209
Total Investments	$3,808,842,209	$—	$—	$3,808,842,209

BHFTII-56

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	30,391,206	$239,786,613
Allspring Mid Cap Value Portfolio (Class A) (a)	1,915,630	23,236,592
Baillie Gifford International Stock Portfolio (Class A) (b)	36,659,605	370,262,011
BlackRock Bond Income Portfolio (Class A) (b)	7,223,184	672,622,912
BlackRock Capital Appreciation Portfolio (Class A) (b)	8,615,196	248,462,239
BlackRock High Yield Portfolio (Class A) (a)	8,102,679	57,853,126
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,450,480	156,871,574
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	16,326,828	143,839,351
Brighthouse/Artisan International Portfolio (Class A) (a)	29,588,293	293,219,985
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	105,669	23,542,026
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	9,649,424	96,108,267
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	19,518,468	190,109,874
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	21,711,937	190,630,804
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	28,250,449	216,680,944
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,524,487	406,816,571
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	23,307,258	293,671,453
CBRE Global Real Estate Portfolio (Class A) (a)	14,282,728	140,399,214
Harris Oakmark International Portfolio (Class A) (a)	30,079,401	387,121,895
Invesco Comstock Portfolio (Class A) (a)	26,494,598	373,573,830
Invesco Global Equity Portfolio (Class A) (a)	4,639,943	99,665,974
Invesco Small Cap Growth Portfolio (Class A) (a)	15,199,956	118,863,657
Jennison Growth Portfolio (Class A) (b)	24,861,727	274,473,464
JPMorgan Core Bond Portfolio (Class A) (a)	26,253,798	239,697,174
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,053,166	66,403,233

Affiliated Investment Companies—(Continued)
Loomis Sayles Growth Portfolio (Class A) (a)	21,061,599	276,749,414
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	7,052,765	69,963,425
MFS Research International Portfolio (Class A) (a)	18,488,441	219,457,797
MFS Value Portfolio (Class A) (b)	32,023,867	470,750,842
Neuberger Berman Genesis Portfolio (Class A) (b)	3,809,582	71,353,478
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	29,800,662	288,172,403
PIMCO Total Return Portfolio (Class A) (a)	58,028,802	575,065,428
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	10,236,051	96,014,157
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	13,581,525	222,872,820
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,792,556	419,368,951
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,408,176	48,295,012
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	9,222,725	165,824,588
TCW Core Fixed Income Portfolio (Class A) (a)	55,060,639	495,545,750
VanEck Global Natural Resources Portfolio (Class A) (b)	21,783,768	268,811,695
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	17,276,154	192,456,360
Western Asset Management U.S. Government Portfolio (Class A) (b)	36,315,517	382,402,395

Total Mutual Funds (Cost $10,480,592,484)		9,587,017,298

Total Investments—100.0% (Cost $10,480,592,484)		9,587,017,298
Other assets and liabilities (net) — 0.0%		(2,624,369)

Net Assets—100.0%		$9,584,392,929

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,587,017,298	$—	$—	$9,587,017,298
Total Investments	$9,587,017,298	$—	$—	$9,587,017,298

BHFTII-57

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	7,808,561	$61,609,543
Allspring Mid Cap Value Portfolio (Class A) (a)	6,666,042	80,859,086
Baillie Gifford International Stock Portfolio (Class A) (b)	38,187,494	385,693,687
BlackRock Bond Income Portfolio (Class A) (b)	3,519,587	327,743,913
BlackRock Capital Appreciation Portfolio (Class A) (b)	8,849,535	255,220,599
BlackRock High Yield Portfolio (Class A) (a)	5,809,273	41,478,210
Brighthouse Small Cap Value Portfolio (Class A) (a)	14,285,664	195,713,596
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	18,807,719	165,696,008
Brighthouse/Artisan International Portfolio (Class A) (a)	34,208,290	339,004,154
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	91,851	20,463,391
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,773,197	167,061,039
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,405,514	81,869,706
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	18,878,249	144,796,168
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	12,325,728	370,757,903
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	23,533,426	296,521,170
CBRE Global Real Estate Portfolio (Class A) (a)	20,554,380	202,049,560
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,816,221	41,627,774
Harris Oakmark International Portfolio (Class A) (a)	32,802,323	422,165,892
Invesco Comstock Portfolio (Class A) (a)	28,733,713	405,145,356
Invesco Global Equity Portfolio (Class A) (a)	6,036,867	129,671,903
Invesco Small Cap Growth Portfolio (Class A) (a)	23,843,827	186,458,729
Jennison Growth Portfolio (Class A) (b)	35,084,018	387,327,559
JPMorgan Core Bond Portfolio (Class A) (a)	15,665,123	143,022,570
JPMorgan Small Cap Value Portfolio (Class A) (a)	10,551,548	115,750,484

Affiliated Investment Companies—(Continued)
Loomis Sayles Growth Portfolio (Class A) (a)	29,950,365	393,547,791
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	14,389,158	142,740,447
MFS Research International Portfolio (Class A) (a)	23,101,464	274,214,376
MFS Value Portfolio (Class A) (b)	31,671,209	465,566,772
Morgan Stanley Discovery Portfolio (Class A) (a)	4,390,327	20,502,829
Neuberger Berman Genesis Portfolio (Class A) (b)	1,106,654	20,727,621
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	12,688,607	122,698,828
PIMCO Total Return Portfolio (Class A) (a)	24,767,705	245,447,956
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	13,213,214	123,939,943
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	20,814,220	341,561,350
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,196,686	402,476,057
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,709,379	42,054,752
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,059,840	144,915,925
TCW Core Fixed Income Portfolio (Class A) (a)	25,107,412	225,966,706
VanEck Global Natural Resources Portfolio (Class A) (b)	18,763,069	231,536,276
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,083,930	123,474,982

Total Mutual Funds (Cost $9,027,525,927)		8,289,080,611

Total Investments—100.0% (Cost $9,027,525,927)		8,289,080,611
Other assets and liabilities (net)—0.0%		(2,286,239)

Net Assets—100.0%		$8,286,794,372

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,289,080,611	$—	$—	$8,289,080,611
Total Investments	$8,289,080,611	$—	$—	$8,289,080,611

BHFTII-58

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
CAE, Inc. (a) (b)	656,988	$14,867,638

Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc. (b)	136,081	14,985,240

Automobile Components—3.6%
BorgWarner, Inc. (b)	256,591	12,601,184
Gentex Corp. (b)	535,983	15,023,603

		27,624,787

Banks—10.6%
Comerica, Inc.	202,013	8,771,405
Fifth Third Bancorp	491,774	13,100,859
First Citizens BancShares, Inc. - Class A (b)	30,854	30,024,027
M&T Bank Corp.	117,977	14,106,510
Washington Federal, Inc. (b)	503,420	15,163,010

		81,165,811

Capital Markets—2.8%
Moelis & Co. - Class A (b)	327,592	12,592,637
Northern Trust Corp.	104,647	9,222,540

		21,815,177

Consumer Finance—1.0%
Synchrony Financial	262,980	7,647,458

Consumer Staples Distribution & Retail—3.7%
Kroger Co. (The)	335,949	16,585,802
Sysco Corp. (b)	156,414	12,079,853

		28,665,655

Diversified Consumer Services—1.3%
H&R Block, Inc. (b)	291,504	10,275,516

Electric Utilities—2.5%
OGE Energy Corp. (b)	518,477	19,525,844

Electrical Equipment—2.1%
nVent Electric plc	374,472	16,079,828

Electronic Equipment, Instruments & Components—2.9%
Vontier Corp. (b)	814,985	22,281,690

Energy Equipment & Services—2.6%
NOV, Inc.	1,080,838	20,006,311

Entertainment—4.0%
Electronic Arts, Inc.	110,424	13,300,571
Warner Bros Discovery, Inc. (a)	1,155,431	17,447,008

		30,747,579

Financial Services—1.2%
Corebridge Financial, Inc. (b)	587,703	9,415,002

Food Products—2.1%
Tyson Foods, Inc. - Class A	267,046	15,841,169

Ground Transportation—3.1%
U-Haul Holding Co. (b)	46,589	2,779,034
U-Haul Holding Co. (Non-Voting Shares)	411,580	21,340,423

		24,119,457

Health Care Equipment & Supplies—5.3%
Baxter International, Inc.	453,396	18,389,742
Dentsply Sirona, Inc. (b)	571,598	22,452,369

		40,842,111

Health Care Providers & Services—1.9%
Centene Corp. (a)	231,670	14,643,861

Hotels, Restaurants & Leisure—6.6%
Expedia Group, Inc. (a)	167,885	16,289,882
Marriott International, Inc. - Class A	117,558	19,519,330
Vail Resorts, Inc.	64,110	14,981,225

		50,790,437

Insurance—7.8%
Arch Capital Group, Ltd. (a)	392,133	26,614,067
Globe Life, Inc.	211,327	23,250,196
Progressive Corp. (The)	71,027	10,161,123

		60,025,386

Interactive Media & Services—1.9%
IAC, Inc. (a)	284,010	14,654,916

Machinery—1.8%
Otis Worldwide Corp.	167,846	14,166,202

Media—8.2%
Cable One, Inc. (b)	24,132	16,940,664
Liberty Broadband Corp. - Class C (a)	47,892	3,912,776
Liberty Media Corp. - Class A (a)	177,607	4,988,981
Liberty Media Corp. - Class C (a)	176,544	4,941,467
News Corp. - Class A	866,771	14,969,135
Omnicom Group, Inc. (b)	187,021	17,643,561

		63,396,584

Real Estate Management & Development—1.2%
Jones Lang LaSalle, Inc. (a)	60,802	8,846,083

Semiconductors & Semiconductor Equipment—4.5%
Analog Devices, Inc.	174,909	34,495,553

Software—2.1%
Check Point Software Technologies, Ltd. (a)	121,402	15,782,260

Specialized REITs—4.6%
Lamar Advertising Co. - Class A (b)	209,030	20,880,007
Public Storage (b)	46,679	14,103,593

		34,983,600

BHFTII-59

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.1%
AutoNation, Inc. (a) (b)	117,657	$15,808,395

Technology Hardware, Storage & Peripherals—1.4%
NetApp, Inc.	167,537	10,697,237

Trading Companies & Distributors—1.6%
Air Lease Corp.	320,859	12,632,219

Total Common Stocks (Cost $573,188,903)		756,829,006

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $12,024,663; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $12,263,031.	12,022,559	12,022,559

Total Short-Term Investments (Cost $12,022,559)		12,022,559

Securities Lending Reinvestments (c)—16.6%

Certificates of Deposit—0.6%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (d)	1,000,000	1,001,845
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (d)	1,000,000	998,064
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (d)	1,000,000	999,386
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (d)	1,000,000	1,000,562
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (d)	1,000,000	999,298

		4,999,155

Commercial Paper—0.3%
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (d)	1,000,000	999,555
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	1,000,000	1,000,000

		1,999,555

Repurchase Agreements—8.7%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $4,019,911; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $4,080,000.	4,000,000	4,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	$2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $15,486,125; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $15,789,532.	15,479,933	15,479,933
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $5,001,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $5,102,036.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $5,752,310; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $5,890,758.	5,750,000	5,750,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $6,305,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $6,454,221.	6,300,000	6,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $11,507,906; collateralized by various Common Stock with an aggregate market value of $12,783,049.	11,500,000	11,500,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $900,373; collateralized by various Common Stock with an aggregate market value of $1,000,691.	900,000	900,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $1,004,900; collateralized by various Common Stock with an aggregate market value of $1,111,267.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $400,160; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $408,434.	400,000	400,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $3,301,350; collateralized by various Common Stock with an aggregate market value of $3,671,117.	3,300,000	3,300,000

BHFTII-60

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $2,303,143; collateralized by various Common Stock with an aggregate market value of $2,561,267.	2,300,000	$2,300,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $2,967,786; collateralized by various Common Stock with an aggregate market value of $3,297,707.	2,966,568	2,966,568
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,736,782.	6,000,000	6,000,000

		66,896,501

Time Deposits—1.7%
Banco Santander S.A. (NY) 4.810%, 04/03/23	2,000,000	2,000,000
Barclays (NY) 4.830%, 04/03/23	4,000,000	4,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000

		13,000,000

Mutual Funds—5.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (e)	8,000,000	8,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	5,000,000	5,000,000

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (e)	15,000,000	15,000,000

		41,000,000

Total Securities Lending Reinvestments (Cost $127,896,501)		127,895,211

Total Investments—116.6% (Cost $713,107,963)		896,746,776
Other assets and liabilities (net)—(16.6)%		(127,458,817)

Net Assets—100.0%		$769,287,959

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $128,793,264 and the collateral received consisted of cash in the amount of $127,896,501 and non-cash collateral with a value of $807,173. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$756,829,006	$—	$—	$756,829,006
Total Short-Term Investment*	—	12,022,559	—	12,022,559
Securities Lending Reinvestments
Certificates of Deposit	—	4,999,155	—	4,999,155
Commercial Paper	—	1,999,555	—	1,999,555
Repurchase Agreements	—	66,896,501	—	66,896,501
Time Deposits	—	13,000,000	—	13,000,000
Mutual Funds	41,000,000	—	—	41,000,000
Total Securities Lending Reinvestments	41,000,000	86,895,211	—	127,895,211
Total Investments	$797,829,006	$98,917,770	$—	$896,746,776

Collateral for Securities Loaned (Liability)	$—	$(127,896,501)	$—	$(127,896,501)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—5.8%
A2B Australia, Ltd. (a)	55,813	$55,822
Accent Group, Ltd.	97,699	155,148
Adairs, Ltd.	39,936	54,442
Adbri, Ltd.	108,171	115,227
Ainsworth Game Technology, Ltd. (a)	51,616	36,270
Alkane Resources, Ltd. (a)	122,642	64,920
Alliance Aviation Services, Ltd. (a)	6,026	13,928
AMA Group, Ltd. (a)	197,423	31,786
AMP, Ltd.	376,729	265,748
Ansell, Ltd.	19,122	339,974
Appen, Ltd. (a)	12,693	24,146
Arafura Rare Earths, Ltd. (a)	350,967	117,001
ARB Corp., Ltd.	21,812	464,548
Ardent Leisure Group, Ltd.	113,950	48,068
AUB Group, Ltd.	34,964	597,549
Audinate Group, Ltd. (a)	11,752	68,042
Aurelia Metals, Ltd. (a)	300,118	25,267
Aussie Broadband, Ltd. (a)	32,987	69,080
Austal, Ltd.	105,389	121,886
Australian Agricultural Co., Ltd. (a)	78,371	80,797
Australian Ethical Investment, Ltd.	7,596	15,260
Australian Finance Group, Ltd.	54,872	54,692
Australian Strategic Materials, Ltd. (a)	36,700	31,841
Auswide Bank, Ltd.	11,045	41,816
AVJennings, Ltd.	10,332	2,829
AVZ Minerals, Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group, Ltd.	24,951	33,484
Bapcor, Ltd.	85,877	367,511
Beach Energy, Ltd.	260,233	246,401
Bega Cheese, Ltd.	82,207	199,814
Bellevue Gold, Ltd. (a)	246,272	210,011
Black Rock Mining, Ltd. (a)	70,006	6,325
Blackmores, Ltd.	4,688	221,571
Boral, Ltd.	77,809	184,172
Boss Energy, Ltd. (a)	30,185	48,007
Bravura Solutions, Ltd.	144,124	38,740
Breville Group, Ltd.	25,536	328,743
Brickworks, Ltd.	16,435	249,122
Bubs Australia, Ltd. (a)	40,453	6,249
BWX, Ltd. (a) (b) (c)	32,748	4,378
Calidus Resources, Ltd. (a)	33,980	5,247
Capitol Health, Ltd.	260,324	47,082
Capral, Ltd.	5,292	26,419
Capricorn Metals, Ltd. (a)	63,797	201,967
Carnarvon Energy, Ltd. (a)	136,527	12,316
Cash Converters International, Ltd.	152,939	24,043
Catapult Group International, Ltd. (a)	33,605	14,940
Cedar Woods Properties, Ltd.	19,138	56,584
Champion Iron, Ltd.	59,773	286,203
City Chic Collective, Ltd. (a)	43,372	15,776
Clinuvel Pharmaceuticals, Ltd.	9,453	122,489
Clover Corp., Ltd.	39,945	33,382
Codan, Ltd.	31,190	114,182
Collins Foods, Ltd.	30,579	170,728
Cooper Energy, Ltd. (a)	753,059	80,830
Core Lithium, Ltd. (a)	58,451	34,056
Corporate Travel Management, Ltd.	28,366	345,111

Australia—(Continued)
Costa Group Holdings, Ltd.	130,158	225,811
Credit Corp. Group, Ltd.	20,160	230,399
CSR, Ltd.	156,422	498,243
Data #3, Ltd.	49,016	238,637
De Grey Mining, Ltd. (a)	320,331	330,829
Deep Yellow, Ltd. (a)	17,263	6,635
Dicker Data, Ltd.	13,151	72,310
Domain Holdings Australia, Ltd.	72,641	172,661
Downer EDI, Ltd.	150,888	347,278
Eagers Automotive, Ltd.	35,943	326,480
Earlypay, Ltd.	54,160	7,636
Elanor Investor Group	5,934	5,953
Elders, Ltd.	45,511	263,377
Elixir Energy, Ltd. (a)	29,923	2,505
Emeco Holdings, Ltd.	105,907	51,630
Emerald Resources NL (a)	42,078	41,008
EML Payments, Ltd. (a)	62,760	23,244
Energy Transition Minerals, Ltd. (a)	349,524	10,581
Energy World Corp., Ltd. (a) (b) (c)	472,609	11,057
EQT Holdings, Ltd.	5,064	86,889
Estia Health, Ltd.	52,899	93,643
Euroz Hartleys Group, Ltd.	23,680	18,176
EVT, Ltd.	32,425	264,950
Fiducian Group, Ltd.	3,121	12,503
Finbar Group, Ltd.	6,909	2,791
Firefinch, Ltd. (a) (b) (c)	39,761	1,993
FleetPartners Group, Ltd. (a)	82,973	115,851
Fleetwood, Ltd.	35,042	28,610
Flight Centre Travel Group, Ltd. (a)	26,138	324,264
Frontier Digital Ventures, Ltd. (a)	10,067	4,687
G8 Education, Ltd.	256,891	208,472
Galan Lithium, Ltd. (a)	27,489	20,185
Gold Road Resources, Ltd.	243,543	275,336
GR Engineering Services, Ltd.	5,075	6,429
GrainCorp, Ltd. - Class A	58,664	272,106
Grange Resources, Ltd.	120,000	58,070
GUD Holdings, Ltd.	43,884	289,202
GWA Group, Ltd.	64,632	70,826
Hansen Technologies, Ltd.	51,497	159,342
Hastings Technology Metals, Ltd. (a)	7,646	13,074
Healius, Ltd.	153,195	325,348
Helia Group, Ltd.	88,585	169,899
HT&E, Ltd.	82,651	62,455
HUB24, Ltd.	19,005	351,140
Humm Group, Ltd.	110,670	32,954
IDM International, Ltd. (a) (b) (c)	1,969	0
Iluka Resources, Ltd.	9,960	71,181
Imdex, Ltd.	138,217	208,360
Immutep, Ltd. (ADR) (a)	8,886	14,928
Infomedia, Ltd.	109,692	109,610
Inghams Group, Ltd.	86,621	181,525
Insignia Financial, Ltd.	170,506	313,298
Integral Diagnostics, Ltd.	46,301	91,142
Integrated Research, Ltd. (a)	28,972	8,256
Invocare, Ltd.	44,413	351,725
ioneer, Ltd. (a)	304,527	59,739
IPH, Ltd.	61,113	303,161

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Iress, Ltd.	52,976	$353,501
IVE Group, Ltd.	19,754	32,714
Johns Lyng Group, Ltd.	42,975	184,311
Jumbo Interactive, Ltd.	12,118	102,402
Jupiter Mines, Ltd.	439,415	69,192
Karoon Energy, Ltd. (a)	153,435	219,687
Kelsian Group, Ltd.	15,072	59,019
Kogan.com, Ltd. (a)	16,956	42,237
LEO LIithium, Ltd. (a)	28,400	9,946
Lifestyle Communities, Ltd.	20,891	223,528
Link Administration Holdings, Ltd.	158,207	224,446
Lovisa Holdings, Ltd.	13,735	224,247
Lycopodium, Ltd.	6,179	34,268
MA Financial Group, Ltd.	11,341	30,063
Macmahon Holdings, Ltd.	380,170	36,766
Macquarie Telecom Group, Ltd. (a)	881	34,480
Magellan Financial Group, Ltd.	8,190	47,889
Mayne Pharma Group, Ltd.	22,607	56,798
McMillan Shakespeare, Ltd.	26,993	260,208
McPherson’s, Ltd.	39,600	15,603
Mesoblast, Ltd. (a)	42,929	27,284
Metals X, Ltd. (a)	147,577	32,595
Metcash, Ltd.	31,870	82,333
Mincor Resources NL (a)	54,848	51,707
MMA Offshore, Ltd. (a)	78,350	61,422
Monadelphous Group, Ltd.	33,755	283,815
Monash IVF Group, Ltd.	52,109	37,383
Morning Star Gold NL (a) (b) (c)	33,455	0
Mount Gibson Iron, Ltd. (a)	158,334	56,857
Myer Holdings, Ltd.	275,411	164,713
MyState, Ltd.	24,762	59,723
Nanosonics, Ltd. (a)	62,508	214,150
Navigator Global Investments, Ltd.	52,466	36,872
Netwealth Group, Ltd.	28,212	257,167
New Hope Corp., Ltd.	137,727	525,593
Newcrest Mining, Ltd.	15,854	282,005
nib holdings, Ltd.	121,489	573,240
Nick Scali, Ltd.	21,771	136,529
Nickel Industries, Ltd.	203,875	123,627
Nine Entertainment Co. Holdings, Ltd.	208,760	276,557
Novonix, Ltd. (a)	53,945	46,287
NRW Holdings, Ltd.	134,771	216,878
Nufarm, Ltd.	102,823	394,219
Objective Corp., Ltd.	2,117	18,390
OceanaGold Corp.	212,111	525,765
OFX Group, Ltd. (a)	76,506	83,555
OM Holdings, Ltd.	21,506	10,333
Omni Bridgeway, Ltd. (a)	75,128	133,884
oOh!media, Ltd.	130,777	142,579
Orora, Ltd.	248,793	571,485
Pacific Current Group, Ltd.	12,733	56,817
Pacific Smiles Group, Ltd.	13,431	10,562
Pact Group Holdings, Ltd.	50,886	38,177
Paladin Energy, Ltd. (a)	599,035	262,928
Panoramic Resources, Ltd. (a)	200,216	20,217
Pantoro, Ltd. (a)	189,871	7,466
Peet, Ltd.	88,199	66,645

Australia—(Continued)
PeopleIN, Ltd.	8,895	17,391
Perenti, Ltd. (a)	204,417	166,136
Perpetual, Ltd.	30,819	455,245
Perseus Mining, Ltd.	340,886	540,254
PEXA Group, Ltd. (a)	21,038	191,030
Pinnacle Investment Management Group, Ltd.	20,949	111,033
Platinum Asset Management, Ltd.	124,443	143,558
PointsBet Holdings, Ltd. (a)	9,123	7,531
PolyNovo, Ltd. (a)	137,979	165,339
Poseidon Nickel, Ltd. (a)	238,025	5,903
Praemium, Ltd.	98,955	49,623
Premier Investments, Ltd.	17,241	302,514
Propel Funeral Partners, Ltd.	8,061	24,098
PSC Insurance Group, Ltd.	21,994	70,602
PWR Holdings, Ltd.	16,772	112,384
PYC Therapeutics, Ltd. (a)	83,719	3,622
QANTM Intellectual Property, Ltd.	14,173	7,967
Ramelius Resources, Ltd.	232,740	196,656
Reckon, Ltd.	36,898	11,868
Red 5, Ltd. (a)	633,264	63,186
Redbubble, Ltd. (a)	43,202	13,026
Regis Healthcare, Ltd.	26,109	33,894
Regis Resources, Ltd. (a)	214,118	296,336
Reject Shop, Ltd. (The) (a)	12,421	34,763
Resolute Mining, Ltd. (a)	677,338	191,053
Retail Food Group, Ltd. (a)	218,228	9,981
Ridley Corp., Ltd.	113,689	167,810
RPMGlobal Holdings, Ltd. (a)	32,785	32,167
Sandfire Resources, Ltd. (a)	134,756	575,763
Select Harvests, Ltd.	34,996	96,745
Servcorp, Ltd.	21,215	44,938
Service Stream, Ltd.	154,571	66,571
Seven West Media, Ltd. (a)	319,979	89,080
SG Fleet Group, Ltd.	27,529	38,200
Shaver Shop Group, Ltd.	18,090	12,718
Sierra Rutile Holdings, Ltd. (a)	66,772	11,652
Sigma Healthcare, Ltd.	323,902	152,030
Silver Lake Resources, Ltd. (a)	202,549	157,494
Silver Mines, Ltd. (a)	80,623	10,771
SmartGroup Corp., Ltd.	33,331	143,427
SolGold plc (a)	36,239	8,585
SOLVAR, Ltd.	50,348	59,411
Southern Cross Media Group, Ltd.	76,997	44,832
SRG Global, Ltd.	9,380	4,710
St. Barbara, Ltd. (a)	208,312	93,172
Star Entertainment Group, Ltd. (The) (a)	368,557	352,504
Strandline Resources, Ltd. (a)	38,046	9,698
Strike Energy, Ltd. (a)	198,861	49,865
Sunland Group, Ltd.	40,150	37,388
Super Retail Group, Ltd.	52,166	439,627
Superloop, Ltd. (a)	59,252	22,199
Symbio Holdings, Ltd.	4,332	5,196
Syrah Resources, Ltd. (a)	163,680	202,210
Tabcorp Holdings, Ltd.	362,897	242,310
Technology One, Ltd.	34,404	336,812
Temple & Webster Group, Ltd. (a)	14,313	33,081
Ten Sixty Four, Ltd. (b) (c)	60,972	23,231

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Terracom, Ltd.	54,002	$24,273
Tietto Minerals, Ltd. (a)	61,032	27,451
Tribune Resources, Ltd.	2,377	6,036
Tyro Payments, Ltd. (a)	54,611	52,863
United Malt Group, Ltd.	78,227	249,164
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	1
Vista Group International, Ltd. (a) (d)	33,201	28,952
Viva Energy Group, Ltd.	67,199	136,126
Vulcan Energy Resources, Ltd. (a)	8,384	31,927
Webjet, Ltd. (a)	84,765	399,375
West African Resources, Ltd. (a)	238,805	152,667
Westgold Resources, Ltd. (a)	123,130	107,313
Zip Co., Ltd. (a)	37,474	14,231

		30,693,305

Austria—1.6%
A-TEC Industries AG (a) (b) (c)	1	0
Agrana Beteiligungs AG	4,073	72,141
ams-OSRAM AG (a)	58,625	458,032
Andritz AG	17,651	1,194,349
Austria Technologie & Systemtechnik AG (d)	5,424	167,325
BAWAG Group AG	19,071	927,328
CA Immobilien Anlagen AG (a)	8,328	223,984
DO & Co. AG (a)	2,435	284,226
EVN AG	6,679	148,388
FACC AG (a)	6,291	47,962
Kapsch TrafficCom AG (a) (d)	1,870	25,313
Kontron AG	14,178	295,272
Lenzing AG	2,858	216,081
Mayr Melnhof Karton AG	2,085	346,702
Oberbank AG	198	23,406
Oesterreichische Post AG (d)	4,583	169,435
Palfinger AG	4,392	137,251
POLYTEC Holding AG (d)	6,228	31,258
Porr AG	2,768	40,607
Raiffeisen Bank International AG (a)	29,029	445,968
Rosenbauer International AG (d)	1,414	49,991
Schoeller-Bleckmann Oilfield Equipment AG	2,803	180,714
Semperit AG Holding	2,077	55,862
Telekom Austria AG	27,521	207,326
UBM Development AG	1,083	32,534
UNIQA Insurance Group AG (d)	32,519	274,106
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	204,576
voestalpine AG	26,834	913,889
Wienerberger AG	32,620	946,045
Zumtobel Group AG	8,536	66,068

		8,186,139

Belgium—1.7%
Ackermans & van Haaren NV	6,479	1,067,477
AGFA-Gevaert N.V. (a)	40,080	117,371
Atenor (d)	1,361	66,193
Azeus Group NV	534	13,557
Barco NV	21,013	627,356
Bekaert S.A.	10,571	478,208
Biocartis Group NV (a) (d)	16,248	10,791

Belgium—(Continued)
bpost S.A.	18,928	107,932
Cie d’Entreprises CFE (a)	2,249	24,499
Deceuninck NV	27,313	74,456
Deme Group (a)	2,249	287,758
Econocom Group S.A.	33,279	106,922
Etablissements Franz Colruyt NV	9,305	272,509
Euronav NV	50,769	849,865
EVS Broadcast Equipment S.A.	3,873	92,357
Exmar NV	9,051	95,257
Fagron	14,385	245,494
Galapagos NV (a)	9,086	348,856
GIMV NV	4,984	241,235
Greenyard NV (a) (d)	5,819	40,267
Immobel S.A. (d)	1,276	66,577
Ion Beam Applications	6,507	112,855
Jensen-Group NV	1,035	36,382
Kinepolis Group NV (a)	4,307	221,916
Lotus Bakeries NV	92	643,524
MDxHealth S.A. (a) (d)	8,434	2,742
Melexis NV	5,164	598,761
Mithra Pharmaceuticals S.A. (a) (d)	506	1,559
Ontex Group NV (a) (d)	16,729	124,938
Orange Belgium S.A. (a)	4,348	71,966
Proximus SADP	28,286	273,547
Recticel S.A. (d)	14,625	272,767
Roularta Media Group NV	1,629	30,586
Shurgard Self Storage, Ltd	5,118	244,836
Sipef NV	1,593	105,608
Telenet Group Holding NV	8,880	202,215
TER Beke S.A.	148	13,869
Tessenderlo Group S.A. (a)	5,859	183,317
Van de Velde NV	1,970	77,424
VGP NV (d)	1,667	149,297
Viohalco S.A.	26,609	121,648
X-Fab Silicon Foundries SE (a)	14,349	135,769

		8,860,463

Cambodia—0.0%
NagaCorp, Ltd. (a) (d)	252,367	197,445

Canada—11.8%
5N Plus, Inc. (a)	33,732	85,859
Absolute Software Corp.	1,711	13,382
Acadian Timber Corp. (d)	3,800	44,340
Advantage Energy, Ltd. (a)	51,525	297,751
Aecon Group, Inc.	17,346	176,219
AG Growth International, Inc.	5,820	264,064
AGF Management, Ltd. - Class B	19,644	115,553
Aimia, Inc. (a) (d)	24,635	66,532
AirBoss of America Corp. (d)	3,761	21,456
Alamos Gold, Inc. - Class A	115,698	1,412,517
Alaris Equity Partners Income	5,355	66,408
Algoma Central Corp.	4,710	54,889
Altius Minerals Corp.	12,660	215,356
Altus Group, Ltd.	11,988	509,058
Americas Gold And Silver Corp. (a)	4,400	2,084

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Amerigo Resources, Ltd.	35,000	$42,212
Andlauer Healthcare Group, Inc.	2,269	85,623
Andrew Peller, Ltd. - Class A (d)	11,417	39,619
Aritzia, Inc. (a)	24,317	780,339
Ascot Resources, Ltd. (a) (d)	16,500	8,424
Atco, Ltd. - Class I	19,446	623,308
Athabasca Oil Corp. (a)	144,824	346,120
ATS Corp. (a)	25,733	1,077,492
Aurora Cannabis, Inc. (a)	8,729	6,087
AutoCanada, Inc. (a)	6,928	101,908
B2Gold Corp.	222,725	877,536
B2Gold Corp.	43,043	170,070
Badger Infrastructure Solutions, Ltd.	11,262	272,321
Ballard Power Systems, Inc. (a) (d)	37,678	209,866
Baytex Energy Corp. (a)	136,747	512,991
Birchcliff Energy, Ltd. (d)	80,388	455,621
Bird Construction, Inc.	18,612	125,182
Black Diamond Group, Ltd. (d)	19,812	87,076
BlackBerry, Ltd. (a) (d)	98,259	448,061
BMTC Group, Inc.	5,387	57,119
Bombardier, Inc. - Class A (a)	584	31,899
Bombardier, Inc. - Class B (a)	20,573	1,123,105
Boralex, Inc. - Class A	25,118	764,784
Boyd Group Services, Inc.	5,003	799,740
Bridgemarq Real Estate Services	3,500	37,913
Brookfield Infrastructure Corp. - Class A (d)	3,980	183,436
Calian Group, Ltd.	2,846	137,236
Canaccord Genuity Group, Inc. (d)	30,012	243,160
Canada Goose Holdings, Inc. (a)	9,656	185,878
Canada Goose Holdings, Inc. (a) (d)	4,869	93,633
Canadian Western Bank (d)	25,085	459,567
Canfor Corp. (a) (d)	16,241	261,010
Canfor Pulp Products, Inc. (a)	11,097	24,386
Capital Power Corp. (d)	31,332	965,346
Capstone Mining Corp. (a)	122,839	554,434
Cardinal Energy, Ltd.	32,459	171,001
Cascades, Inc.	22,326	181,548
Celestica, Inc. (a)	35,793	461,614
Centerra Gold, Inc.	50,985	329,337
CES Energy Solutions Corp. (d)	90,081	178,629
CI Financial Corp. (d)	49,812	471,030
Clairvest Group, Inc.	200	11,691
Cogeco Communications, Inc. (d)	3,980	193,861
Cogeco, Inc.	1,609	72,420
Colliers International Group, Inc.	258	27,232
Computer Modelling Group, Ltd.	28,920	155,353
Copper Mountain Mining Corp. (a)	63,622	103,094
Corby Spirit and Wine, Ltd. (d)	3,957	45,235
Corus Entertainment, Inc. - B Shares (d)	61,870	78,739
Crescent Point Energy Corp. (d)	60,196	424,984
Crescent Point Energy Corp. (d)	89,477	631,602
Crew Energy, Inc. (a)	41,970	147,198
Cronos Group, Inc. (a)	15,221	29,529
Definity Financial Corp.	297	7,751
Denison Mines Corp. (a) (d)	231,048	251,306
Dexterra Group, Inc. (d)	11,442	41,907
Doman Building Materials Group, Ltd.	19,304	91,842

Canada—(Continued)
Dorel Industries, Inc. - Class B (a)	8,626	25,020
DREAM Unlimited Corp. - Class A (d)	8,203	143,666
Dundee Precious Metals, Inc.	45,872	334,664
Dye & Durham, Ltd.	1,009	13,423
E-L Financial Corp., Ltd.	677	454,845
ECN Capital Corp. (d)	62,953	130,424
Eldorado Gold Corp. (a)	51,016	528,468
Element Fleet Management Corp.	57,738	758,305
Endeavour Silver Corp. (a) (d)	34,348	132,665
Enerflex, Ltd.	29,289	174,455
Enerplus Corp. (d)	10,239	147,544
Enerplus Corp.	56,230	810,478
Enghouse Systems, Ltd.	12,678	358,811
Ensign Energy Services, Inc. (a) (d)	51,526	115,900
EQB, Inc. (d)	8,098	349,325
Equinox Gold Corp. (a) (d)	27,871	143,536
Equinox Gold Corp. (a)	28,628	147,006
ERO Copper Corp. (a)	13,490	238,658
Evertz Technologies, Ltd.	9,349	76,438
Exchange Income Corp. (d)	4,751	188,247
Exco Technologies, Ltd.	7,732	43,766
Extendicare, Inc. (d)	25,662	121,522
Fiera Capital Corp. (d)	22,157	126,892
Finning International, Inc.	39,332	980,463
Firm Capital Mortgage Investment Corp. (d)	9,574	79,482
First Majestic Silver Corp. (d)	9,430	67,990
First Majestic Silver Corp.	45,160	325,794
First Mining Gold Corp. (a)	50,000	6,289
First National Financial Corp.	4,907	138,405
Fission Uranium Corp. (a) (d)	114,725	57,723
Fortuna Silver Mines, Inc. (a)	79,418	302,629
Freehold Royalties, Ltd. (d)	35,012	376,415
Galiano Gold, Inc. (a) (d)	23,027	13,460
Gamehost, Inc.	4,952	31,584
GDI Integrated Facility Services, Inc. (a)	3,200	104,725
Gibson Energy, Inc. (d)	42,525	679,645
Goeasy, Ltd.	3,895	275,201
GoGold Resources, Inc. (a)	28,473	44,032
GoldMoney, Inc. (a) (d)	11,000	15,953
Gran Tierra Energy, Inc. (a)	112,213	99,634
Guardian Capital Group, Ltd. - Class A	5,600	180,576
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc.	35,296	164,793
Heroux-Devtek, Inc. (a)	9,253	89,552
High Liner Foods, Inc.	6,007	68,137
Home Capital Group, Inc. (d)	14,784	451,779
HudBay Minerals, Inc.	64,983	340,902
IAMGOLD Corp. (a)	118,555	323,691
IAMGOLD Corp. (a)	5,500	14,905
Imperial Metals Corp. (a)	19,966	30,285
Information Services Corp.	2,900	47,207
Innergex Renewable Energy, Inc. (d)	35,108	381,343
InPlay Oil Corp.	5,900	11,743
Interfor Corp. (a)	14,532	236,770
International Petroleum Corp. (a)	1,640	15,751
International Petroleum Corp. (a)	15,668	149,612
International Tower Hill Mines, Ltd. (a)	21,604	12,948

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Invesque, Inc. (a)	9,800	$7,938
Jamieson Wellness, Inc.	12,957	321,073
Journey Energy, Inc. (a)	100	444
K-Bro Linen, Inc.	3,219	66,405
K92 Mining, Inc. (a)	27,548	156,544
Karora Resources, Inc. (a)	28,791	96,716
Kelt Exploration, Ltd. (a)	52,351	177,796
Keyera Corp.	4,590	100,494
Kinaxis, Inc. (a)	1,375	188,787
Kingsway Financial Services, Inc. (a)	8,765	77,220
Knight Therapeutics, Inc. (a)	31,015	100,974
KP Tissue, Inc. (d)	1,400	10,566
Labrador Iron Ore Royalty Corp.	17,800	421,458
Largo, Inc. (a) (d)	8,317	43,139
Lassonde Industries, Inc. - Class A (d)	900	69,469
Laurentian Bank of Canada	12,879	303,131
Leon’s Furniture, Ltd.	7,239	92,556
Lightspeed Commerce, Inc. (a) (d)	16,437	249,514
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	11,544	555,462
Logistec Corp. - Class B	600	19,640
Lucara Diamond Corp. (a)	110,136	41,561
Lundin Gold, Inc.	11,400	133,105
MAG Silver Corp. (a)	7,165	90,781
Magellan Aerospace Corp.	5,794	32,153
Mainstreet Equity Corp. (a) (d)	1,561	145,254
Major Drilling Group International, Inc. (a)	26,177	205,891
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	26,200	506,940
Martinrea International, Inc.	25,209	271,769
Maxim Power Corp. (a)	2,800	8,577
MDF Commerce, Inc. (a) (d)	4,176	9,208
Medical Facilities Corp. (d)	9,161	53,888
MEG Energy Corp. (a)	52,594	844,851
Melcor Developments, Ltd. (d)	3,120	27,760
Methanex Corp.	1,300	60,494
Methanex Corp. (d)	14,040	653,281
Morguard Corp.	1,400	107,463
Mountain Province Diamonds, Inc. (a)	1,600	592
MTY Food Group, Inc.	6,320	284,038
Mullen Group, Ltd.	27,854	304,405
Neo Performance Materials, Inc.	4,300	29,526
New Gold, Inc. (a)	172,247	187,350
NFI Group, Inc.	13,975	85,101
North American Construction Group, Ltd.	10,441	174,133
North West Co., Inc. (The)	15,571	435,389
Nuvei Corp. (a)	390	16,975
NuVista Energy, Ltd. (a)	55,917	452,218
Obsidian Energy, Ltd. (a) (d)	5,354	34,266
Onex Corp.	4,429	207,047
Organigram Holdings, Inc. (a)	36,998	23,679
Orla Mining, Ltd. (a) (d)	17,291	82,132
Osisko Gold Royalties, Ltd.	5,132	81,188
Osisko Gold Royalties, Ltd.	37,384	590,841
Osisko Mining, Inc. (a)	54,809	174,383
Pan American Silver Corp.	1,187	21,658
Pan American Silver Corp.	41,532	755,882

Canada—(Continued)
Paramount Resources, Ltd. - Class A	19,290	422,482
Parex Resources, Inc.	34,059	633,550
Park Lawn Corp.	9,456	194,787
Parkland Corp.	42,466	1,018,053
Pason Systems, Inc.	24,116	216,446
Peyto Exploration & Development Corp. (d)	52,091	466,757
PHX Energy Services Corp.	12,350	62,138
Pizza Pizza Royalty Corp.	6,998	71,300
Polaris Renewable Energy, Inc.	5,300	52,235
Pollard Banknote, Ltd. (d)	2,690	49,162
PolyMet Mining Corp. (a)	3,835	8,201
PrairieSky Royalty, Ltd.	56,452	893,876
Precision Drilling Corp. (a)	3,794	194,964
Premium Brands Holdings Corp. (d)	11,855	877,086
Primo Water Corp. (d)	45,705	701,723
Pulse Seismic, Inc. (d)	13,500	16,981
Quarterhill, Inc.	37,345	42,277
Questerre Energy Corp. - Class A (a) (d)	83,569	14,531
Real Matters, Inc. (a)	25,451	91,899
RF Capital Group ,Inc. (a) (d)	1,730	15,783
Richelieu Hardware, Ltd.	16,390	452,832
Rogers Sugar, Inc.	35,106	158,191
Russel Metals, Inc.	22,122	561,930
Sabina Gold & Silver Corp. (a) (d)	64,606	97,997
Sandstorm Gold, Ltd.	11,639	67,690
Savaria Corp.	10,600	124,235
Seabridge Gold, Inc. (a)	14,263	184,706
Secure Energy Services, Inc. (d)	69,364	323,853
Shawcor, Ltd. (a) (d)	21,791	200,577
Sienna Senior Living, Inc. (d)	22,176	176,227
SilverCrest Metals, Inc. (a)	3,915	27,953
SilverCrest Metals, Inc. (a)	8,003	56,906
Sleep Country Canada Holdings, Inc.	11,404	198,969
SNC-Lavalin Group, Inc.	45,239	1,111,979
SNDL, Inc. (a)	11,204	17,926
Spin Master Corp. (d)	8,748	243,183
Sprott, Inc.	6,042	220,802
SSR Mining, Inc.	53,993	816,587
Stelco Holdings, Inc.	9,844	381,232
Stella-Jones, Inc.	16,794	643,553
Steppe Gold, Ltd. (a)	6,300	4,988
SunOpta, Inc. (a) (d)	26,392	202,505
Superior Plus Corp. (d)	51,886	427,680
Surge Energy, Inc. (d)	9,000	58,535
Tamarack Valley Energy, Ltd.	85,898	251,052
Taseko Mines, Ltd. (a) (d)	108,786	180,304
TECSYS, Inc.	172	3,482
TeraGo, Inc. (a) (d)	4,100	9,708
TerraVest Industries, Inc. (d)	1,600	32,556
Tidewater Midstream and Infrastructure, Ltd. (d)	79,200	52,741
Timbercreek Financial Corp. (d)	25,651	151,837
Torex Gold Resources, Inc. (a)	27,594	459,185
Total Energy Services, Inc.	13,786	84,460
TransAlta Corp. (d)	83,943	734,152
TransAlta Renewables, Inc.	28,608	263,325
Transcontinental, Inc. - Class A	21,120	219,248
Trevali Mining Corp. (a) (b) (c) (d)	9,060	0

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Trican Well Service, Ltd. (d)	78,013	$177,788
Tricon Residential, Inc.	63,428	491,843
Triple Flag Precious Metals Corp.	1,100	16,384
Triple Flag Precious Metals Corp.	2,766	41,352
Trisura Group, Ltd. (a)	10,823	264,989
Uni-Select, Inc. (a)	13,271	457,587
Vecima Networks, Inc. (d)	2,500	42,545
Vermilion Energy, Inc. (d)	33,426	433,561
Vermilion Energy, Inc.	11,128	144,330
VersaBank (d)	2,000	14,798
Wajax Corp.	7,885	143,814
Wesdome Gold Mines, Ltd. (a)	46,607	266,917
Western Forest Products, Inc.	105,262	87,232
Westshore Terminals Investment Corp. (d)	14,870	297,510
Whitecap Resources, Inc. (d)	51,977	401,894
WildBrain, Ltd. (a) (d)	49,540	87,973
Winpak, Ltd.	9,152	290,711
Yamana Gold, Inc.	169,409	987,749
Yamana Gold, Inc.	54,613	319,486
Yellow Pages, Ltd. (d)	4,891	47,589
Zenith Capital Corp. (a) (b) (c)	12,830	2,694

		61,787,517

China—0.2%
AustAsia Group, Ltd. (a)	19,734	8,093
Bund Center Investment, Ltd.	107,700	38,036
China Gold International Resources Corp., Ltd. (d)	79,013	286,470
China Sunsine Chemical Holdings, Ltd.	70,000	24,730
CITIC Telecom International Holdings, Ltd.	438,000	178,274
First Sponsor Group, Ltd.	9,490	8,985
Fountain SET Holdings, Ltd.	280,000	25,940
Goodbaby International Holdings, Ltd. (a)	179,000	14,002
Guotai Junan International Holdings, Ltd.	806,600	66,192
KRP Development Holdings, Ltd. (a)	35,000	6,242
Neo-Neon Holdings, Ltd. (a)	322,500	17,871
Theme International Holdings, Ltd. (a)	170,000	18,469
TI Fluid Systems plc	24,645	32,634
Yangzijiang Shipbuilding Holdings, Ltd.	227,900	206,448

		932,386

Colombia—0.0%
Canacol Energy Ltd. (d)	7,932	66,144
Frontera Energy Corp. (a)	10,147	87,543

		153,687

Denmark—2.7%
ALK Abello A/S (a)	35,460	547,820
Alm Brand A/S	254,904	476,240
Ambu A/S - Class B (a) (d)	13,153	197,511
Bang & Olufsen A/S (a)	30,627	43,483
Bavarian Nordic A/S (a) (d)	20,257	580,388
Better Collective A/S (a) (d)	3,925	76,057
Brodrene Hartmann A/S (a)	653	28,730
cBrain A/S	939	19,129
Chemometec A/S (a)	3,943	225,935

Denmark—(Continued)
Columbus A/S	20,865	19,566
D/S Norden A/S	8,013	538,092
DFDS A/S	10,081	407,758
FLSmidth & Co. A/S (d)	12,789	488,312
H Lundbeck A/S	71,780	332,579
H+H International A/S - Class B (a)	4,441	69,685
Harboes Bryggeri A/S - Class B (a)	1,454	14,902
ISS A/S (a)	36,366	741,360
Jeudan A/S	2,360	86,917
Jyske Bank A/S (a)	16,358	1,147,532
Matas A/S	10,988	134,699
Netcompany Group A/S (a)	7,774	283,578
Nilfisk Holding A/S (a)	3,340	65,763
NKT A/S (a) (d)	9,347	487,519
NNIT A/S (a)	2,656	26,874
North Media A/S	679	5,372
NTG Nordic Transport Group A/S (a) (d)	2,706	160,567
Parken Sport & Entertainment A/S (a)	2,351	34,146
PER Aarsleff Holding A/S	5,304	227,788
Ringkjoebing Landbobank A/S	8,353	1,178,555
Royal Unibrew A/S	13,170	1,147,396
RTX A/S (a) (d)	2,486	50,597
Scandinavian Tobacco Group A/S - Class A	16,637	330,743
Schouw & Co. A/S	3,672	307,892
SimCorp A/S	10,560	799,844
Solar A/S - B Shares	1,807	146,090
SP Group A/S	716	27,051
Spar Nord Bank A/S	26,418	416,546
Sparekassen Sjaelland-Fyn A/S	1,358	36,186
Sydbank A/S	17,865	805,237
TCM Group A/S	502	4,896
Tivoli A/S (a) (d)	844	99,059
Topdanmark A/S	11,821	632,034
UIE plc	6,060	168,121
Vestjysk Bank A/S (d)	23,730	11,596
Zealand Pharma A/S (a)	8,958	280,150

		13,910,295

Faeroe Islands—0.0%
BankNordik P/F	1,109	29,044

Finland—2.2%
Aktia Bank Oyj (d)	14,048	145,556
Alma Media Oyj	11,899	119,355
Anora Group Oyj	1,398	8,411
Apetit Oyj	1,205	17,665
Aspo Oyj	7,386	68,559
Atria Oyj	3,290	40,824
Bittium Oyj (d)	8,034	38,099
Cargotec Oyj - B Shares	10,991	535,521
Caverion Oyj	7,550	70,156
Citycon Oyj (d)	21,486	146,792
Digia Oyj	6,625	40,751
Enento Group Oyj	3,892	69,145
eQ Oyj	382	7,881
F-Secure Oyj	26,373	91,408

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Finnair Oyj (a)	272,008	$151,200
Fiskars Oyj Abp	6,971	118,715
Harvia Oyj (d)	2,955	70,521
HKScan Oyj - A Shares (a)	6,704	5,678
Huhtamaki Oyj (d)	22,314	829,092
Ilkka Oyj	5,725	23,596
Kamux Corp.	4,328	24,465
Kemira Oyj	28,960	509,316
Kojamo Oyj (d)	26,601	313,886
Konecranes Oyj	16,247	544,309
Lassila & Tikanoja Oyj (d)	8,464	92,762
Marimekko Oyj	1,890	20,029
Metsa Board Oyj - Class B (d)	38,917	313,584
Musti Group Oyj	5,196	90,850
Nokian Renkaat Oyj	31,881	305,397
Olvi Oyj - A Shares	4,019	130,525
Oriola Oyj - A Shares	4,196	6,817
Oriola-KD Oyj - B Shares	32,135	49,363
Orion Oyj - Class A	7,027	324,219
Orion Oyj - Class B	12,804	572,525
Outokumpu Oyj (d)	95,330	520,829
Ponsse Oyj	3,208	97,982
QT Group Oyj (a)	2,738	200,499
Raisio Oyj - V Shares	35,039	95,419
Rapala VMC Oyj	8,902	35,344
Revenio Group Oyj	5,309	222,849
Sanoma Oyj	20,268	178,362
Stockmann Oyj Abp - B Shares (a)	3,752	8,429
Talenom Oyj	2,085	18,628
Teleste Oyj	2,149	8,274
Terveystalo Oyj	14,772	112,505
TietoEVRY Oyj	22,579	708,585
Tokmanni Group Corp.	13,877	191,311
Uponor Oyj (d)	17,933	331,719
Vaisala Oyj - A Shares	5,709	246,331
Valmet Oyj (d)	46,155	1,498,292
Wartsila Oyj Abp	93,038	879,831
WithSecure Oyj (a)	26,373	43,710
YIT Oyj	36,175	96,375

		11,392,246

France—4.9%
ABC Arbitrage	2,865	18,858
AKWEL	2,629	39,091
ALD S.A.	29,256	343,750
Altamir	8,098	238,937
Alten S.A.	6,873	1,098,842
Assystem S.A. (d)	1,779	83,186
Atos SE (a) (d)	13,574	169,376
Aubay	2,174	111,593
Axway Software S.A.	2,132	48,871
Bastide le Confort Medical (a) (d)	938	29,705
Beneteau S.A.	15,076	252,404
Bigben Interactive (d)	4,507	25,972
Boiron S.A.	1,382	59,520
Bonduelle SCA	4,120	53,791

France—(Continued)
Burelle S.A.	101	55,545
Casino Guichard Perrachon S.A. (a) (d)	6,946	49,384
Catana Group (d)	2,793	20,860
CBo Territoria	2,864	11,617
Cegedim S.A.	2,295	47,797
CGG S.A. (a)	189,243	146,209
Chargeurs S.A. (d)	5,355	90,556
Cie des Alpes	6,924	96,311
Cie Plastic Omnium S.A.	15,132	275,543
Coface S.A. (a)	31,535	446,685
Derichebourg S.A.	22,712	133,159
Ekinops SAS (a)	1,670	15,993
Electricite de Strasbourg S.A. (d)	329	32,400
Elior Group S.A. (a) (d)	29,385	103,458
Elis S.A.	49,613	950,223
Equasens	582	45,258
Eramet S.A.	2,619	273,622
Esso S.A. Francaise (a) (d)	753	39,276
Etablissements Maurel et Prom	12,067	45,110
Eurazeo S.E.	9,383	668,479
Eutelsat Communications S.A. (d)	47,151	314,866
Exail Technologies S.A. (a)	395	8,096
Exel Industries - A Shares	618	33,440
Faurecia SE (a)	34,097	742,085
Fnac Darty S.A. (d)	4,015	148,196
Foraco International S.A. (a)	17,535	24,652
Gaztransport Et Technigaz S.A.	5,849	599,273
GEA (d)	165	15,391
Genfit S.A. (a)	3,254	13,075
GL Events (a)	3,124	74,982
Groupe Crit	1,062	84,130
Guerbet (d)	1,201	23,748
Guillemot Corp. (d)	770	6,397
Haulotte Group S.A. (d)	5,337	18,987
HEXAOM	1,526	29,226
ID Logistics Group (a)	796	236,675
Imerys S.A.	7,588	328,186
Infotel S.A.	342	20,983
Interparfums S.A.	2,215	166,839
IPSOS	13,160	815,412
Jacquet Metals S.A.	2,954	57,431
JCDecaux S.E. (a)	13,978	293,472
Kaufman & Broad S.A.	3,970	118,002
Korian S.A. (d)	19,303	144,962
Laurent-Perrier	1,255	161,987
Lectra	5,454	215,526
LISI (d)	4,842	128,149
LNA Sante S.A. (d)	1,534	55,561
Lumibird (a) (d)	562	8,655
Maisons du Monde S.A.	7,475	80,304
Manitou BF S.A.	3,893	90,774
Mersen S.A.	6,354	283,824
Metropole Television S.A.	6,596	107,042
Nacon S.A. (a) (d)	2,027	4,803
Neoen S.A.	8,966	282,867
Neurones	382	15,887
Nexans S.A.	6,166	614,337

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Nexity S.A.	9,433	$237,361
Nicox (a)	1,834	1,214
NRJ Group	9,690	71,880
Oeneo S.A. (d)	3,143	47,065
OL Groupe S.A. (a)	3,273	10,505
Plastiques Du Val De Loire	1,576	5,726
Prodways Group S.A. (a)	592	1,499
Quadient S.A.	9,003	164,344
Rallye S.A. (a) (d)	9,791	16,400
Recylex S.A. (a) (b) (c)	3,335	0
Rexel S.A.	53,419	1,276,870
Robertet S.A.	19	18,091
Rothschild & Co.	8,416	424,889
Rubis SCA	22,814	610,800
Samse S.A.	107	21,928
Savencia S.A.	1,728	115,314
SCOR SE	40,311	916,524
SEB S.A.	3,423	390,727
Seche Environnement S.A.	1,380	154,791
Societe BIC S.A.	5,989	377,660
Societe LDC S.A.	211	25,829
Societe pour l’Informatique Industrielle	1,887	102,757
Soitec (a)	5,577	898,275
Solocal Group (a) (d)	33,527	16,119
Sopra Steria Group SACA	4,352	915,481
SPIE S.A.	33,854	982,462
STEF S.A.	1,051	119,690
Sword Group	1,364	64,834
Synergie SE	3,366	121,222
Technicolor Creative Studios S.A. (a) (d)	29,526	3,909
Technip Energies NV	29,181	622,552
Television Francaise 1	9,749	86,040
Thermador Groupe	2,148	228,984
Tikehau Capital SCA (d)	7,508	198,493
Totalenergies EP Gabon	324	60,255
Trigano S.A.	2,956	385,629
UBISOFT Entertainment S.A. (a)	18,776	497,650
Valeo	49,990	1,028,724
Vallourec S.A. (a)	36,022	454,411
Vantiva S.A. (a) (d)	29,526	6,987
Verallia S.A.	14,848	633,220
Vetoquinol S.A.	1,124	108,035
Vicat S.A.	4,477	134,505
VIEL & Cie S.A.	4,205	34,112
Vilmorin & Cie S.A.	1,494	70,570
Virbac S.A.	1,006	323,735
Voltalia S.A. (a) (d)	1,924	30,503
Vranken-Pommery Monopole S.A.	958	18,601
Wavestone	1,052	50,782

		25,577,557

Georgia—0.1%
Bank of Georgia Group plc	13,336	452,188

Germany—6.0%
1&1 AG	13,083	143,603
7C Solarparken AG (d)	12,415	50,886

Germany—(Continued)
Aareal Bank AG (a)	21,487	704,086
Adesso SE	561	89,493
ADVA Optical Networking SE (a)	908	21,324
AIXTRON SE	11,299	382,696
All for One Steeb AG	498	22,696
Allgeier SE (d)	2,942	90,467
Amadeus Fire AG	1,059	159,206
Atoss Software AG (d)	1,110	200,615
Aurubis AG	9,514	877,991
Auto1 Group SE (a)	3,900	27,553
Basler AG (d)	3,660	88,318
Bauer AG (a) (d)	7,521	49,836
BayWa AG	305	19,133
BayWa AG (d)	4,390	193,682
Bechtle AG	18,311	874,081
Bertrandt AG	2,127	115,355
Bijou Brigitte AG (a) (d)	1,351	70,420
Bilfinger SE	10,033	425,194
Borussia Dortmund GmbH & Co. KGaA (a) (d)	26,685	119,087
CANCOM SE	10,426	356,263
CECONOMY AG	47,148	128,393
CENIT AG	3,413	47,558
Cewe Stiftung & Co. KGaA	1,828	188,332
CompuGroup Medical SE & Co. KgaA	7,186	369,548
CropEnergies AG	9,235	113,183
CTS Eventim AG & Co. KGaA (a)	11,324	705,632
Data Modul AG (d)	138	8,977
Dermapharm Holding SE	3,703	151,930
Deutsche Beteiligungs AG (d)	4,577	138,455
Deutsche Pfandbriefbank AG (d)	43,005	372,527
Deutz AG	26,653	173,105
DIC Asset AG (d)	13,461	115,704
Dr. Hoenle AG (a) (d)	2,084	45,429
Draegerwerk AG & Co. KGaA	1,062	44,979
Duerr AG	15,842	567,660
DWS Group GmbH & Co. KGaA	802	24,634
Eckert & Ziegler AG	4,645	209,163
Elmos Semiconductor SE	1,183	114,797
ElringKlinger AG	8,918	90,915
Encavis AG	28,569	488,917
Energiekontor AG	1,621	116,861
EuroEyes International Eye Clinic, Ltd.	10,000	6,906
Evotec SE (a)	6,989	147,459
Fielmann AG	6,684	278,228
Flatexdegiro AG (a)	7,334	63,054
FORTEC Elektronik AG	253	6,479
Fraport AG Frankfurt Airport Services Worldwide (a)	8,815	442,721
Freenet AG	33,937	881,512
Fuchs Petrolub SE (d)	8,457	289,357
GEA Group AG	2,403	109,347
Gerresheimer AG	9,767	965,648
Gesco AG	2,953	84,548
GFT Technologies SE	5,130	199,181
GK Software SE (a)	80	16,489
Grand City Properties S.A.	31,748	224,964
GRENKE AG (d)	659	18,233
H&R GmbH & Co. KGaA (a) (d)	4,195	28,857

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Hamburger Hafen und Logistik AG	8,624	$106,455
Hawesko Holding S.E.	223	10,619
Heidelberger Druckmaschinen AG (a)	84,200	155,814
Hensoldt AG	8,436	303,841
HOCHTIEF AG	5,762	480,357
Hornbach Holding AG & Co. KGaA	2,658	212,326
Hugo Boss AG	19,116	1,370,830
Hypoport SE (a)	804	110,899
Indus Holding AG	6,490	175,931
Instone Real Estate Group SE	9,568	80,638
IVU Traffic Technologies AG	1,432	25,731
Jenoptik AG	16,935	575,333
JOST Werke AG	2,840	149,771
K&S AG	39,216	832,941
Kloeckner & Co. SE	21,296	228,666
Koenig & Bauer AG (a)	4,373	91,851
Krones AG	4,960	585,266
KSB SE & Co. KGaA	82	50,474
KWS Saat SE & Co. KGaA	3,725	246,858
LANXESS AG	22,664	929,872
LEG Immobilien SE	1,404	76,875
Leifheit AG	2,964	58,030
Leoni AG (a) (d)	9,466	2,511
Manz AG (a)	1,272	33,191
Medigene AG (a)	2,446	5,041
METRO AG (a)	25,342	217,808
MLP SE (d)	22,156	117,144
Nagarro SE (a) (d)	2,942	298,528
New Work SE	895	162,335
Nexus AG (d)	4,069	241,848
Nordex SE (a)	38,188	559,712
Norma Group SE	10,781	254,457
OHB SE	1,607	54,601
PATRIZIA SE	15,140	157,674
Pfeiffer Vacuum Technology AG	1,244	209,699
PNE Wind AG	13,868	206,622
Progress-Werk Oberkirch AG	822	27,646
ProSiebenSat.1 Media SE (d)	57,073	579,433
PSI Software AG (d)	4,019	119,279
PVA TePla AG (a)	2,716	64,039
q.beyond AG (a) (d)	24,973	23,569
R Stahl AG (a) (d)	1,594	30,833
Rational AG	106	70,946
SAF-Holland SE	9,928	126,467
Salzgitter AG	10,956	432,619
Scout24 SE	12,658	750,961
Secunet Security Networks AG (d)	391	86,306
SGL Carbon SE (a) (d)	8,945	88,214
Siltronic AG	4,688	341,664
Sirius Real Estate, Ltd.	202,692	192,159
Sixt SE	4,289	570,339
SMA Solar Technology AG (a)	2,279	244,546
Software AG	16,206	353,590
Softwareone Holding AG	16,598	235,766
Stabilus SE	6,982	487,531
STRATEC SE	1,553	105,569
Stroeer SE & Co. KGaA	8,363	441,341

Germany—(Continued)
Suedzucker AG	21,506	361,038
Surteco Group SE	2,209	46,358
Suss Microtec SE	6,216	154,958
Synlab AG	2,964	30,792
TAG Immobilien AG	52,366	362,191
Takkt AG	11,656	183,469
TeamViewer AG (a)	34,398	581,351
Technotrans SE (d)	2,573	78,184
ThyssenKrupp AG	93,759	673,077
Traffic Systems SE	1,794	58,581
United Internet AG	4,445	76,521
Varta AG (d)	2,851	78,119
VERBIO Vereinigte BioEnergie AG (d)	6,932	324,967
Vitesco Technologies Group AG - Class A (a)	1,976	143,026
Vossloh AG	3,146	146,126
Wacker Neuson SE	8,944	187,287
Washtec AG	3,673	162,685
Westwing Group SE (a) (d)	1,155	9,505
Wuestenrot & Wuerttembergische AG	4,932	86,291
Zeal Network SE (d)	1,619	61,900

		31,621,459

Ghana—0.0%
Tullow Oil plc (a) (d)	415,488	162,266

Greece—0.0%
Okeanis Eco Tankers Corp. (d)	983	24,191

Greenland—0.0%
Gronlandsbanken A/S	140	12,432

Guernsey, Channel Islands—0.0%
Raven Property Group, Ltd. (a) (b) (c)	112,611	0

Hong Kong—2.1%
Aceso Life Science Group, Ltd. (a)	1,001,000	14,503
Aeon Credit Service Asia Co., Ltd.	44,000	28,786
Aidigong Maternal & Child Health, Ltd. (a)	180,000	13,815
Allied Group, Ltd.	382,000	84,405
APAC Resources, Ltd.	84,990	11,673
Apollo Future Mobility Group, Ltd. (a)	348,000	6,977
Applied Development Holdings, Ltd. (a)	390,000	3,975
Asia Financial Holdings, Ltd.	88,000	38,788
Asia Standard International Group, Ltd. (a)	296,000	22,247
ASMPT, Ltd.	62,100	614,706
Associated International Hotels, Ltd.	14,000	16,586
Bank of East Asia, Ltd. (The)	85,823	109,433
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
BOCOM International Holdings Co., Ltd.	117,000	6,909
Brightoil Petroleum Holdings, Ltd. (a) (b) (c)	591,000	0
Build King Holdings, Ltd.	160,000	21,756
Burwill Holdings, Ltd. (a) (b) (c)	1,566,000	0
C-Mer Eye Care Holdings, Ltd. (a)	74,000	43,299
Cadeler A/S (a)	3,200	12,979
Cafe de Coral Holdings, Ltd.	94,000	125,147
Century City International Holdings, Ltd. (a)	616,000	23,808

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Chen Hsong Holdings	150,000	$34,828
Cheuk Nang Holdings, Ltd.	108,566	28,767
Chevalier International Holdings, Ltd.	75,139	66,812
China Baoli Technologies Holdings, Ltd. (a)	28,500	325
China Best Group Holding, Ltd. (a)	45,000	1,731
China Energy Development Holdings, Ltd. (a)	3,376,000	43,474
China Motor Bus Co., Ltd.	4,800	46,160
China Solar (a) (b) (c)	162,000	0
China Star Entertainment, Ltd. (a)	378,000	29,728
China Tonghai International Financial, Ltd. (a)	180,000	4,527
Chinese Estates Holdings, Ltd. (a)	151,000	47,648
Chinney Investment, Ltd.	8,000	1,172
Chow Sang Sang Holdings International, Ltd.	94,000	131,327
Chuang’s China Investments, Ltd.	511,500	16,158
Chuang’s Consortium International, Ltd.	382,357	31,742
CK Life Sciences International Holdings, Inc.	304,000	29,415
CMBC Capital Holdings, Ltd.	19,000	3,317
CNT Group, Ltd.	246,000	11,595
Convenience Retail Asia, Ltd.	36,000	4,262
Convoy Global Holdings (a) (b) (c)	1,314,000	5,239
Cowell e Holdings, Inc. (a) (d)	39,000	93,955
Crystal International Group, Ltd.	29,500	10,225
CSC Holdings Ltd. (a)	4,927,500	23,337
CSI Properties, Ltd.	2,274,023	46,040
Dah Sing Banking Group, Ltd.	112,271	86,164
Dah Sing Financial Holdings, Ltd.	41,460	106,820
Dickson Concepts International, Ltd.	87,500	44,748
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings, Ltd.	20,000	24,911
Eagle Nice International Holdings, Ltd.	80,000	43,923
EC Healthcare	59,000	47,224
EcoGreen International Group, Ltd. (a) (b) (c)	118,800	10,783
Emperor International Holdings, Ltd.	529,250	43,337
Emperor Watch & Jewellery, Ltd.	1,520,000	34,313
Energy Development (a) (b) (c)	92,000	0
ENM Holdings, Ltd. (a)	412,000	19,122
Esprit Holdings, Ltd. (a)	504,275	43,953
Fairwood Holdings, Ltd.	26,500	39,665
Far East Consortium International, Ltd.	360,687	88,500
First Pacific Co., Ltd.	570,000	183,630
Fosun Tourism Group (a) (d)	14,400	18,340
G-Resources Group, Ltd.	123,180	30,839
Genting Hong Kong, Ltd. (a) (b) (c)	327,000	3,241
Get Nice Financial Group, Ltd.	104,000	8,743
Giordano International, Ltd.	322,000	96,124
Glorious Sun Enterprises, Ltd.	393,000	38,587
Gold Finance Holdings, Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd. (a)	277,714	19,842
Golden Resources Development International, Ltd.	264,000	48,591
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Properties, Ltd. (a)	82,000	9,905
Great Eagle Holdings, Ltd.	49,491	99,828
Guoco Group, Ltd.	1,000	8,669
Haitong International Securities Group, Ltd. (a)	680,117	56,420
Hang Lung Group, Ltd.	176,000	310,842
Hanison Construction Holdings, Ltd.	148,009	21,346
Harbour Centre Development, Ltd. (a)	88,000	80,936

Hong Kong—(Continued)
HKBN, Ltd.	167,500	124,432
HKR International, Ltd.	343,680	112,059
Hon Kwok Land Investment Co., Ltd.	140,000	36,739
Hong Kong Economic Times Holdings, Ltd.	50,000	7,389
Hong Kong Ferry Holdings Co., Ltd.	39,000	35,290
Hong Kong Technology Venture Co., Ltd, (d)	96,000	56,099
Hongkong & Shanghai Hotels (The) (a)	95,902	95,232
Hongkong Chinese, Ltd.	510,000	32,426
Hsin Chong Group Holdings, Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group, Ltd.	252,000	35,298
Hutchison Port Holdings Trust - Class U	1,123,200	210,831
Hutchison Telecommunications Hong Kong Holdings, Ltd.	366,000	58,004
Hypebeast, Ltd. (a)	127,500	4,966
Hysan Development Co., Ltd.	149,000	424,528
Imagi International Holdings, Ltd. (a)	90,112	3,386
International Housewares Retail Co., Ltd.	105,000	38,420
IPE Group, Ltd. (a)	285,000	18,153
IRC, Ltd. (a)	936,000	11,850
ITC Properties Group, Ltd.	182,746	24,562
Jacobson Pharma Corp., Ltd.	90,000	11,119
Johnson Electric Holdings, Ltd.	88,873	100,957
K Wah International Holdings, Ltd.	172,000	61,222
Kader Holdings Co., Ltd. (a)	104,000	5,763
Karrie International Holdings, Ltd.	140,000	16,255
Keck Seng Investments Hong Kong, Ltd.	72,000	26,503
Kerry Logistics Network, Ltd.	88,500	138,002
Kerry Properties, Ltd. (d)	127,000	325,968
Kingmaker Footwear Holdings, Ltd.	102,000	11,305
Kowloon Development Co., Ltd.	124,000	133,447
Lai Sun Development Co., Ltd. (a)	111,919	22,227
Lai Sun Garment International, Ltd. (a)	194,634	37,787
Lam Soon Hong Kong, Ltd.	15,000	18,937
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	207,000	27,695
Lerthai Group (a) (b) (c)	18,000	0
Lippo China Resources, Ltd.	2,106,000	36,422
Lippo, Ltd.	122,000	34,347
Liu Chong Hing Investment, Ltd.	78,000	64,597
Luk Fook Holdings International, Ltd.	81,000	257,815
Lung Kee Bermuda Holdings	90,000	26,290
Magnificent Hotel Investment, Ltd. (a)	1,310,000	17,979
Man Wah Holdings, Ltd.	240,800	199,471
Mandarin Oriental International, Ltd. (a)	67,000	116,217
Mason Group Holdings, Ltd. (a)	7,685,000	28,351
Matrix Holdings, Ltd.	36,000	9,814
Melco International Development, Ltd. (a)	165,000	190,438
MH Development, Ltd. (a) (b) (c)	124,000	0
Midland Holdings, Ltd. (a)	178,010	19,368
Miramar Hotel & Investment	51,000	77,552
Modern Dental Group, Ltd.	79,000	29,061
Nameson Holdings, Ltd.	130,000	8,764
National Electronic Holdings, Ltd.	182,600	21,401
Newocean Energy Holdings, Ltd. (a) (b) (c)	398,000	740
Nissin Foods Co., Ltd. (d)	47,000	41,479
NWS Holdings, Ltd.	279,000	250,147
Oriental Watch Holdings	96,484	53,655
Oshidori International Holdings, Ltd. (a)	1,068,000	33,882

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Pacific Andes International Holdings, Ltd. (a) (b) (c)	1,819,984	$0
Pacific Basin Shipping, Ltd.	1,193,000	463,149
Pacific Century Premium Developments, Ltd. (a)	49,788	2,265
Pacific Textiles Holdings, Ltd.	266,000	85,838
Paliburg Holdings, Ltd. (a)	208,000	46,502
Paradise Entertainment, Ltd. (a)	168,000	21,314
PC Partner Group, Ltd.	54,000	32,420
PCCW, Ltd.	576,582	288,278
Perfect Medical Health Management, Ltd.	108,000	54,129
Pico Far East Holdings, Ltd.	252,000	45,098
Playmates Holdings, Ltd.	460,000	35,699
PT International Development Co., Ltd. (a)	186,000	2,503
Public Financial Holdings, Ltd.	166,000	46,662
Realord Group Holdings, Ltd. (a) (d)	20,000	13,813
Regal Hotels International Holdings, Ltd. (a)	126,000	50,044
Regina Miracle International Holdings, Ltd.	71,000	27,220
Samson Holding, Ltd.	146,000	4,836
SAS Dragon Holdings, Ltd.	140,000	62,421
SEA Holdings, Ltd.	63,896	15,303
Shangri-La Asia, Ltd. (a)	234,000	220,403
Shin Hwa World, Ltd. (a)	310,800	6,747
Shun Ho Property Investments, Ltd. (a)	21,615	3,304
Shun Tak Holdings, Ltd. (a)	379,500	69,311
Singamas Container Holdings, Ltd.	506,000	40,077
SmarTone Telecommunications Holdings, Ltd.	107,888	69,191
Soundwill Holdings, Ltd.	41,500	35,470
South China Holdings Co., Ltd. (a)	1,240,000	7,582
Stella International Holdings, Ltd.	141,000	150,201
Sun Hung Kai & Co., Ltd.	153,440	58,523
SUNeVision Holdings, Ltd.	176,000	100,398
TAI Cheung Holdings, Ltd.	192,000	100,823
Tan Chong International, Ltd.	63,000	13,242
Tao Heung Holdings, Ltd.	204,000	21,884
Television Broadcasts, Ltd. (a)	97,700	123,393
Texwinca Holdings, Ltd.	236,000	40,699
Tradelink Electronic Commerce, Ltd.	256,000	30,965
Transport International Holdings, Ltd.	62,602	84,436
United Laboratories International Holdings, Ltd. (The)	241,000	167,098
Upbest Group, Ltd.	16,000	1,427
Value Partners Group, Ltd.	215,000	68,751
Valuetronics Holdings, Ltd.	89,790	35,086
Vedan International Holdings, Ltd.	296,000	19,231
Vitasoy International Holdings, Ltd.	162,000	327,107
VPower Group International Holdings, Ltd. (a)	53,251	2,247
VSTECS Holdings, Ltd.	169,200	99,582
VTech Holdings, Ltd.	42,200	252,640
Wai Kee Holdings, Ltd.	54,000	11,597
Wang On Group, Ltd. (a)	2,200,000	14,566
Wealthking Investments, Ltd. (a)	284,000	12,505
Wing On Co. International, Ltd.	46,000	79,109
Wing Tai Properties, Ltd.	210,000	91,743
Yue Yuen Industrial Holdings, Ltd.	164,000	231,629
Yunfeng Financial Group, Ltd. (a)	34,000	5,171
Zhaobangji Properties Holdings, Ltd. (a)	184,000	7,270

		11,266,465

India—0.0%
Rhi Magnesita NV	3,120	86,453

Ireland—0.7%
AIB Group plc	22,853	93,079
Bank of Ireland Group plc	178,104	1,802,260
C&C Group plc (a) (d)	120,783	234,538
Cairn Homes plc	89,136	98,776
COSMO Pharmaceuticals NV (d)	1,257	78,041
Dalata Hotel Group plc (a)	23,703	107,730
FBD Holdings plc	9,980	146,683
Glanbia plc	32,681	473,525
Glenveagh Properties plc (a)	61,605	66,879
Greencore Group plc (a)	159,206	159,814
Hostelworld Group plc (a)	16,696	27,121
Irish Continental Group plc	22,005	104,211
Permanent TSB Group Holdings plc (a)	15,086	37,801

		3,430,458

Isle of Man—0.0%
Hansard Global plc	2,566	1,444
Strix Group plc (d)	23,629	29,139

		30,583

Israel—1.1%
Abra Information Technologies, Ltd. (a)	7,868	7,441
Adgar Investment and Development, Ltd.	11,788	12,734
Afcon Holdings, Ltd.	771	23,603
AFI Properties, Ltd. (a)	3,584	94,867
Africa Israel Residences, Ltd.	880	34,583
Airport City, Ltd. (a)	1	7
Allot, Ltd. (a)	10,216	29,035
Alrov Properties and Lodgings, Ltd.	2,507	104,876
Arad, Ltd.	2,224	24,729
Ashtrom Group, Ltd.	0	4
AudioCodes, Ltd.	5,713	86,152
AudioCodes, Ltd.	1	9
Aura Investments, Ltd.	3,293	4,410
Avgol Industries 1953, Ltd. (a)	27,883	13,695
Azorim-Investment Development & Construction Co., Ltd.	23,193	57,883
Bet Shemesh Engines Holdings, Ltd. (a)	2,139	47,063
BioLine RX, Ltd. (a)	1	0
Blue Square Real Estate, Ltd.	1,325	72,259
Camtek, Ltd. (a)	810	22,374
Carasso Motors, Ltd.	5,984	28,290
Cellcom Israel, Ltd. (a)	24,928	89,772
Ceragon Networks, Ltd. (a) (d)	14,799	24,714
Clal Insurance Enterprises Holdings, Ltd. (a)	11,244	153,164
Compugen, Ltd. (a)	1,588	1,116
Danel Adir Yeoshua, Ltd.	1,759	129,337
Delek Automotive Systems, Ltd.	12,832	119,597
Delta Galil, Ltd.	3,185	126,362
Dor Alon Energy in Israel, Ltd.	2,364	50,622
Electra Consumer Products 1970, Ltd.	1,793	48,578
Electra Real Estate, Ltd.	6,750	59,928
Equital, Ltd. (a)	5,754	137,580
FMS Enterprises Migun, Ltd.	1,295	38,534

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Formula Systems 1985, Ltd.	2,944	$195,064
Fox Wizel, Ltd.	1,176	100,568
Gav-Yam Lands Corp., Ltd.	18,811	137,676
Gilat Satellite Networks, Ltd. (a)	9,844	49,627
Globrands, Ltd.	93	9,477
Hilan, Ltd.	4,492	187,015
IDI Insurance Co., Ltd.	2,662	65,363
IES Holdings, Ltd.	569	37,857
Ilex Medical, Ltd.	959	22,137
Inrom Construction Industries, Ltd.	22,474	76,478
Isracard, Ltd.	22,812	95,347
Israel Canada T.R., Ltd.	30,064	55,126
Israel Land Development Co., Ltd. (The)	3,950	32,780
Isras Investment Co., Ltd.	541	89,038
Issta, Ltd.	1,175	23,947
Kamada, Ltd. (a)	7,951	37,304
Kerur Holdings, Ltd.	2,088	46,415
Klil Industries, Ltd.	315	15,088
Lahav L.R. Real Estate, Ltd. (a)	7,734	6,362
Levinstein Properties, Ltd.	1,208	24,593
M Yochananof & Sons, Ltd.	586	26,975
Magic Software Enterprises, Ltd.	5,909	77,711
Malam - Team, Ltd.	2,688	49,912
Matrix IT, Ltd.	6,643	116,880
Mediterranean Towers, Ltd.	28,011	55,142
Mega Or Holdings, Ltd.	4,941	105,760
Mehadrin, Ltd. (a)	108	3,387
Meitav Dash Investments, Ltd. (a)	8,613	30,504
Menora Mivtachim Holdings, Ltd.	8,846	180,251
Migdal Insurance & Financial Holding, Ltd. (a)	56,284	60,167
Mivtach Shamir Holdings, Ltd.	1,966	37,186
Naphtha Israel Petroleum Corp., Ltd.	12,347	52,115
Nawi Brothers, Ltd.	4,888	37,339
Neto Malinda Trading, Ltd. (a)	783	15,376
Neto ME Holdings, Ltd. (a)	788	17,283
Novolog, Ltd.	43,939	22,142
Oil Refineries, Ltd.	418,554	114,586
One Software Technologies, Ltd.	9,000	91,688
Partner Communications Co., Ltd. (a)	33,663	156,192
Paz Oil Co., Ltd. (a)	2,185	213,385
Perion Network, Ltd. (a)	7,105	275,314
Plasson Industries, Ltd.	1,078	42,747
Plus500, Ltd.	25,321	528,935
Prashkovsky Investments and Construction, Ltd.	569	12,304
Priortech, Ltd. (a)	2,244	40,417
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	130,573
Sano-Brunos Enterprises, Ltd. (a)	46	2,610
Scope Metals Group, Ltd. (a)	1,844	61,550
Shikun & Binui, Ltd. (a)	1	1
Summit Real Estate Holdings, Ltd.	8,001	88,607
Suny Cellular Communication, Ltd.	16,495	6,196
Tadiran Group, Ltd.	855	77,714
Tel Aviv Stock Exchange, Ltd.	12,781	55,925
Telsys, Ltd.	402	21,927
Tera Light, Ltd. (a)	8,846	10,709
Tremor International, Ltd. (ADR) (a)	7,429	38,965

Israel—(Continued)
Victory Supermarket Chain, Ltd.	589	5,886
YH Dimri Construction & Development, Ltd.	1,750	100,000

		5,914,941

Italy—3.9%
A2A S.p.A.	383,540	612,909
ACEA S.p.A.	12,264	167,714
Aeffe S.p.A. (a) (d)	11,359	15,423
Anima Holding S.p.A.	64,158	261,128
Aquafil S.p.A.	3,537	19,185
Ariston Holding NV	3,301	36,375
Arnoldo Mondadori Editore S.p.A.	49,010	103,980
Ascopiave S.p.A.	19,908	57,547
Avio S.p.A. (d)	6,077	61,497
Azimut Holding S.p.A.	29,604	634,249
Banca Farmafactoring S.p.A.	22,272	221,284
Banca Generali S.p.A.	16,938	539,926
Banca IFIS S.p.A.	7,714	116,966
Banca Mediolanum S.p.A.	37,002	336,062
Banca Popolare dell’Emilia Romagna SC	310,312	766,941
Banca Popolare di Sondrio S.p.A.	161,515	687,118
Banca Profilo S.p.A. (d)	117,883	26,869
Banca Sistema S.p.A. (d)	13,168	19,438
Banco BPM S.p.A.	456,529	1,788,891
Banco di Desio e della Brianza S.p.A.	20,306	73,889
Brembo S.p.A.	35,796	525,320
Brunello Cucinelli S.p.A.	9,914	984,968
Buzzi Unicem S.p.A.	26,422	641,805
Cairo Communication S.p.A.	19,722	40,048
Carel Industries S.p.A.	6,872	188,129
Cementir Holding NV	14,671	125,703
CIR SpA-Compagnie Industriali (a)	216,377	90,467
Credito Emiliano S.p.A.	23,832	176,631
d’Amico International Shipping S.A. (a)	115,150	58,419
Danieli & C Officine Meccaniche S.p.A.	3,431	91,078
De’Longhi S.p.A.	17,430	398,720
doValue S.p.A.	7,705	52,762
El.En. S.p.A.	1,963	25,622
Elica S.p.A. (d)	11,044	34,029
Emak S.p.A.	23,063	29,425
Enav S.p.A.	22,804	95,592
ERG S.p.A.	3,712	112,592
Esprinet S.p.A.	9,278	92,974
Eurotech S.p.A. (a) (d)	10,078	33,710
Fila S.p.A.	3,057	23,014
Fincantieri S.p.A. (a) (d)	93,136	59,868
FNM S.p.A. (a)	55,327	26,745
Geox S.p.A. (a) (d)	34,378	40,043
Gruppo MutuiOnline S.p.A.	8,426	238,514
Hera S.p.A.	222,837	630,610
Illimity Bank S.p.A. (a) (d)	12,140	81,144
IMMSI S.p.A.	51,196	32,203
Interpump Group S.p.A.	14,509	816,133
Iren S.p.A.	217,068	416,657
Italgas S.p.A.	133,285	814,170
Italmobiliare S.p.A.	4,207	117,983

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Iveco Group NV (a)	28,516	$270,421
IVS Group S.A. (d)	7,886	30,868
KME Group S.p.A. (a) (d)	67,020	68,764
Leonardo S.p.A.	107,918	1,267,897
LU-VE S.p.A.	1,991	69,418
Maire Tecnimont S.p.A.	42,334	182,154
Openjobmetis S.p.A. agenzia per il lavoro (d)	1,209	12,858
OVS S.p.A.	72,276	189,562
Pharmanutra S.p.A.	826	49,932
Piaggio & C S.p.A.	60,717	259,250
Pirelli & C S.p.A.	96,017	482,300
RAI Way S.p.A.	24,727	148,693
Reply S.p.A.	6,087	766,655
Rizzoli Corriere Della Sera Mediagroup S.p.A.	39,016	32,369
Sabaf S.p.A.	3,059	54,066
SAES Getters S.p.A.	1,511	48,536
Safilo Group S.p.A. (a)	12,212	18,708
Salvatore Ferragamo S.p.A. (d)	10,353	189,263
Sanlorenzo SpA	813	35,284
Saras S.p.A. (a)	169,450	264,057
Sesa S.p.A.	2,065	276,215
Sogefi S.p.A. (a) (d)	24,822	29,791
SOL S.p.A.	11,001	294,960
Tamburi Investment Partners S.p.A.	30,449	274,604
Technogym S.p.A.	31,905	283,983
Telecom Italia S.p.A. (a) (d)	270,568	89,690
Tinexta S.p.A.	6,919	150,527
TXT e-solutions S.p.A. (a)	2,997	64,976
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unieuro S.p.A. (d)	3,192	37,662
Unipol Gruppo S.p.A.	98,029	504,240
UnipolSai Assicurazioni S.p.A.	22,084	55,829
Webuild S.p.A. (d)	70,140	159,804
Zignago Vetro S.p.A.	6,769	131,912

		20,437,717

Japan—23.8%
&Do Holdings Co., Ltd.	1,400	9,674
77 Bank, Ltd. (The) (d)	13,300	217,374
A&D HOLON Holdings Co., Ltd.	6,000	64,868
A/S One Corp.	6,700	285,086
Access Co., Ltd. (a)	3,900	25,781
Achilles Corp.	3,700	37,860
Ad-sol Nissin Corp. (d)	1,900	24,615
Adastria Co., Ltd.	6,340	117,097
ADEKA Corp.	22,300	381,357
Adtec Plasma Technology Co., Ltd.	600	6,993
Advan Group Co., Ltd.	6,700	48,850
Advance Create Co., Ltd.	1,600	12,610
Advanced Media, Inc. (a)	1,200	16,199
Adventure, Inc. (d)	600	46,097
Aeon Delight Co., Ltd.	6,200	142,233
Aeon Fantasy Co., Ltd.	2,400	50,828
AEON Financial Service Co., Ltd.	5,700	53,214
Aeon Hokkaido Corp.	4,800	29,122
Aeon Kyushu Co. Ltd.	600	10,526

Japan—(Continued)
Aeria, Inc.	2,200	6,397
AFC-HD AMS Life Science Co., Ltd.	1,900	10,548
Agro-Kanesho Co., Ltd.	1,000	13,114
Ahresty Corp.	9,200	36,340
Ai Holdings Corp.	10,200	176,882
Aica Kogyo Co., Ltd. (d)	13,000	298,500
Aichi Corp.	9,000	54,146
Aichi Financial Group, Inc. (d)	12,558	204,726
Aichi Steel Corp.	3,200	56,629
Aichi Tokei Denki Co., Ltd.	3,000	33,876
Aida Engineering, Ltd.	13,300	82,206
Aiful Corp.	51,900	140,805
Ain Holdings, Inc.	5,700	239,009
Ainavo Holdings Co., Ltd.	1,100	8,621
Aiphone Co., Ltd.	3,000	46,238
Airport Facilities Co., Ltd.	7,500	31,079
Airtrip Corp.	2,500	49,587
Aisan Industry Co., Ltd.	10,400	70,867
AIT Corp.	1,600	19,534
Aizawa Securities Group Co., Ltd. (d)	6,800	35,428
Ajis Co., Ltd.	500	8,646
Akatsuki Corp.	8,100	19,421
Akatsuki, Inc.	2,100	35,294
Akebono Brake Industry Co., Ltd. (a)	17,400	19,060
Akita Bank, Ltd. (The)	4,100	54,697
Albis Co., Ltd.	1,600	30,053
Alconix Corp.	6,400	65,855
Alinco, Inc.	4,600	36,665
Alleanza Holdings Co., Ltd.	1,400	10,384
Alpen Co., Ltd.	4,800	72,219
Alpha Corp. (d)	2,200	16,419
AlphaPolis Co., Ltd. (a)	400	8,224
Alps Alpine Co., Ltd.	6,500	62,514
Alps Logistics Co., Ltd.	6,000	59,288
Altech Corp.	4,520	86,291
Amano Corp.	14,400	271,863
Amiyaki Tei Co., Ltd.	1,100	25,300
Amuse, Inc.	2,800	37,604
Amvis Holdings, Inc.	3,700	85,934
Anabuki Kosan, Inc.	800	13,749
Anest Iwata Corp.	10,400	78,961
AnGes, Inc. (a)	13,200	11,899
Anicom Holdings, Inc.	15,600	60,214
Anritsu Corp.	39,400	364,036
AOI Electronics Co., Ltd.	1,100	15,357
AOKI Holdings, Inc.	9,300	59,954
Aoyama Trading Co., Ltd. (d)	10,400	73,918
Aoyama Zaisan Networks Co., Ltd.	2,800	22,441
Aozora Bank, Ltd.	1,100	19,948
Apaman Co., Ltd.	2,100	7,291
Arakawa Chemical Industries, Ltd.	4,600	34,637
Arata Corp.	4,200	128,782
Arcland Service Holdings Co., Ltd. (d)	4,000	67,775
ARCLANDS Corp.	2,200	24,798
Arcs Co., Ltd.	12,064	204,494
Arealink Co., Ltd.	3,100	55,013
Argo Graphics, Inc.	4,800	133,696

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Arisawa Manufacturing Co., Ltd. (d)	9,400	$89,055
ARTERIA Networks Corp.	4,700	45,275
Artiza Networks, Inc.	1,800	13,541
Artnature, Inc.	5,000	29,618
Aruhi Corp.	2,000	16,095
Asahi Broadcasting Group Holdings Corp.	2,400	11,931
Asahi Co., Ltd.	4,500	46,008
Asahi Diamond Industrial Co., Ltd.	15,700	111,164
Asahi Holdings, Inc. (d)	20,000	305,262
Asahi Intelligence Service Co., Ltd.	100	888
Asahi Kogyosha Co., Ltd.	2,400	39,616
Asahi Net, Inc.	5,000	22,276
Asahi Printing Co., Ltd.	400	2,632
ASAHI YUKIZAI Corp.	4,500	107,797
Asahipen Corp.	400	5,497
Asanuma Corp. (d)	3,900	91,760
Asax Co., Ltd.	3,200	14,488
Ascentech K.K.	1,400	5,915
Ashimori Industry Co., Ltd.	1,600	17,704
Asia Pile Holdings Corp.	3,800	21,164
ASKA Pharmaceutical Holdings Co., Ltd.	6,200	55,725
ASKUL Corp.	9,200	119,566
Astena Holdings Co., Ltd.	9,000	29,571
Atrae, Inc. (a)	3,200	22,359
Atsugi Co., Ltd. (a)	6,100	18,430
Aucnet, Inc.	2,700	32,684
Autobacs Seven Co., Ltd. (d)	19,200	209,267
Avant Group Corp.	5,800	62,784
Avantia Co., Ltd.	3,000	18,234
Avex, Inc. (d)	7,600	85,853
Awa Bank, Ltd. (The) (d)	9,600	141,496
Axial Retailing, Inc.	5,100	132,333
Axyz Co., Ltd.	500	11,143
AZ-COM Maruwa Holdings, Inc.	7,400	111,492
Bando Chemical Industries, Ltd.	9,100	72,923
Bank of Iwate, Ltd. (The)	3,700	59,489
Bank of Kochi, Ltd. (The) (d)	1,600	8,189
Bank of Nagoya, Ltd. (The)	2,500	59,722
Bank of Saga, Ltd. (The)	4,300	52,624
Bank of the Ryukyus, Ltd.	12,400	86,840
Base Co., Ltd.	600	26,197
Beauty Garage, Inc.	800	23,467
Belc Co., Ltd.	2,800	118,417
Bell System24 Holdings, Inc.	8,200	89,504
Belluna Co., Ltd.	14,700	77,929
Benesse Holdings, Inc. (d)	16,500	241,798
BeNEXT Group, Inc.	3,600	52,348
Bengo4.com, Inc. (a) (d)	1,400	25,686
Bic Camera, Inc. (d)	18,000	151,153
Bike O & Co., Ltd.	1,600	12,322
BML, Inc.	6,100	142,270
Bookoff Group Holdings, Ltd.	3,500	33,592
Bourbon Corp.	2,100	33,845
BP Castrol KK	2,600	17,901
Br Holdings Corp. (d)	7,400	19,831
BrainPad, Inc. (a)	3,300	17,873
Broadleaf Co., Ltd.	4,000	12,416

Japan—(Continued)
Bull-Dog Sauce Co., Ltd.	1,200	17,325
Bunka Shutter Co., Ltd. (d)	14,700	122,900
Business Brain Showa-Ota, Inc.	2,600	41,322
Business Engineering Corp. (d)	800	18,120
BuySell Technologies Co., Ltd. (d)	400	16,584
C Uyemura & Co., Ltd.	3,400	166,476
C.I. Takiron Corp.	13,600	50,631
CAC Holdings Corp.	4,400	55,924
Canare Electric Co., Ltd.	800	7,598
Canon Electronics, Inc.	6,000	83,799
Careerlink Co., Ltd.	1,000	18,853
Carenet, Inc. (d)	3,600	29,498
Carlit Holdings Co., Ltd.	7,300	38,320
Carta Holdings, Inc.	900	9,750
Casa, Inc.	1,000	6,260
Cawachi, Ltd.	4,000	69,064
CDS Co., Ltd.	700	9,868
CellSource Co., Ltd. (a) (d)	600	14,134
Celsys ,Inc.	6,900	35,492
Central Automotive Products, Ltd.	3,000	59,644
Central Glass Co., Ltd. (d)	6,400	142,309
Central Security Patrols Co., Ltd.	2,300	47,128
Central Sports Co., Ltd. (d)	2,400	44,596
Ceres, Inc.	1,600	15,218
Change, Inc.	5,500	98,275
Charm Care Corp.	3,800	31,853
Chiba Kogyo Bank, Ltd. (The)	9,300	37,866
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	26,913
Chino Corp. (d)	2,700	43,899
Chiyoda Co., Ltd.	5,800	35,715
Chiyoda Corp. (a)	38,700	114,569
Chiyoda Integre Co., Ltd.	3,200	53,998
Chofu Seisakusho Co., Ltd.	5,700	95,853
Chori Co., Ltd.	3,600	68,271
Chubu Shiryo Co., Ltd.	6,800	53,644
Chudenko Corp.	6,600	106,384
Chuetsu Pulp & Paper Co., Ltd.	1,900	14,719
Chugai Ro Co., Ltd.	1,400	19,600
Chugin Financial Group, Inc. (d)	36,700	246,603
Chugoku Electric Power Co., Inc. (The) (a)	34,400	174,632
Chugoku Marine Paints, Ltd.	9,800	81,054
Chuo Gyorui Co., Ltd.	200	4,511
Chuo Spring Co., Ltd.	4,300	23,330
Citizen Watch Co., Ltd.	67,800	399,892
CKD Corp.	9,700	158,152
Cleanup Corp.	7,300	38,130
CMIC Holdings Co., Ltd.	3,100	48,511
CMK Corp.	15,500	53,576
COLOPL, Inc.	7,200	32,562
Colowide Co., Ltd. (d)	19,300	280,742
Como Co., Ltd.	400	8,130
Computer Engineering & Consulting, Ltd.	1,500	14,513
Computer Institute of Japan, Ltd.	8,160	33,557
Comture Corp.	5,900	92,670
Core Corp.	2,500	30,310
Corona Corp.	4,400	30,236
Cosel Co., Ltd.	8,100	69,524

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Cosmos Initia Co., Ltd. (d)	3,500	$13,039
Cota Co., Ltd. (d)	5,474	63,328
CRE, Inc.	2,100	20,400
Create Medic Co., Ltd.	1,800	12,221
Create Restaurants Holdings, Inc.	29,400	224,294
Create SD Holdings Co., Ltd.	5,600	142,277
Credit Saison Co., Ltd. (d)	6,800	86,518
Creek & River Co., Ltd.	3,900	67,966
Cresco, Ltd.	4,000	51,345
Cross Cat Co., Ltd. (d)	1,400	13,641
CTI Engineering Co., Ltd.	3,400	77,660
CTS Co., Ltd. (d)	7,700	44,748
Cube System, Inc.	2,500	21,582
Curves Holdings Co., Ltd.	13,000	75,142
Cyber Com Co., Ltd.	1,100	12,009
Cybozu, Inc.	5,300	118,077
Dai Nippon Toryo Co., Ltd.	6,000	38,422
Dai-Dan Co., Ltd.	3,900	69,825
Daicel Corp.	19,000	143,332
Daido Kogyo Co., Ltd.	2,000	11,427
Daido Metal Co., Ltd.	13,400	51,754
Daido Steel Co., Ltd.	6,900	271,657
Daihatsu Diesel Manufacturing Co., Ltd.	6,700	27,498
Daihen Corp. (d)	5,600	188,029
Daiho Corp. (d)	1,900	52,816
Daiichi Jitsugyo Co., Ltd.	2,000	84,083
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	38,357
Daiichikosho Co., Ltd.	2,800	46,205
Daiken Corp.	3,400	58,578
Daiken Medical Co., Ltd.	4,400	15,966
Daiki Aluminium Industry Co., Ltd. (d)	7,000	75,713
Daiki Axis Co., Ltd. (d)	1,300	6,864
Daiko Denshi Tsushin, Ltd.	1,300	4,798
Daikoku Denki Co., Ltd. (d)	2,700	65,557
Daikokutenbussan Co., Ltd.	1,300	49,309
Daikyonishikawa Corp.	11,600	56,616
Dainichi Co., Ltd.	4,100	20,765
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	53,856
Daio Paper Corp.	16,200	126,587
Daiseki Co., Ltd.	12,839	407,112
Daishi Hokuetsu Financial Group, Inc.	9,700	212,131
Daishinku Corp. (d)	7,400	40,773
Daisue Construction Co., Ltd.	2,300	20,207
Daito Bank, Ltd. (The)	1,400	6,781
Daito Pharmaceutical Co., Ltd.	3,960	73,679
Daitron Co., Ltd.	2,400	48,439
Daiwa Industries, Ltd. (d)	9,800	102,618
Daiwabo Holdings Co., Ltd. (d)	24,600	406,140
DCM Holdings Co., Ltd.	28,700	249,994
Dear Life Co., Ltd.	7,500	37,859
Delica Foods Holdings Co., Ltd.	600	2,488
DeNA Co., Ltd. (a) (d)	19,200	262,402
Denka Co., Ltd.	5,700	117,950
Densan System Holdings Co., Ltd.	1,700	34,037
Denyo Co., Ltd.	4,800	61,736
Dexerials Corp. (d)	15,300	312,454
DIC Corp. (d)	14,500	261,041

Japan—(Continued)
Digital Arts, Inc.	2,900	112,385
Digital Garage, Inc.	3,000	98,931
Digital Holdings, Inc.	2,100	18,220
Digital Information Technologies Corp.	2,100	27,190
Dip Corp.	9,500	254,139
Direct Marketing MiX, Inc.	3,000	30,842
DKK Co., Ltd.	2,600	43,804
DKS Co., Ltd.	2,800	39,870
DMG Mori Co., Ltd.	31,300	528,672
DMW Corp.	700	16,470
Doshisha Co., Ltd.	6,600	96,598
Double Standard, Inc. (d)	1,400	22,000
Doutor Nichires Holdings Co., Ltd.	7,600	108,559
Dowa Holdings Co., Ltd.	1,200	38,565
Drecom Co., Ltd. (d)	2,700	15,981
DTS Corp.	11,700	285,131
Duskin Co., Ltd.	11,400	274,411
DyDo Group Holdings, Inc.	2,700	99,225
E-Guardian, Inc.	2,400	41,704
Eagle Industry Co., Ltd.	7,800	70,106
Earth Corp.	300	10,732
EAT&Holdings Co., Ltd.	1,400	23,602
Ebara Foods Industry, Inc.	700	16,393
Ebara Jitsugyo Co., Ltd.	3,000	65,140
Ebase Co., Ltd.	4,800	24,964
Eco’s Co., Ltd. (d)	2,100	30,087
EDION Corp. (d)	20,200	195,148
EF-ON, Inc.	6,100	28,652
eGuarantee, Inc.	8,200	134,658
Ehime Bank, Ltd. (The)	9,800	62,444
Eidai Co., Ltd.	10,000	16,913
Eiken Chemical Co., Ltd. (d)	7,500	88,603
Eizo Corp.	4,400	136,323
Elan Corp.	8,200	65,056
Elecom Co., Ltd.	11,700	111,257
Elematec Corp.	6,000	84,125
EM Systems Co., Ltd.	3,500	22,349
en-japan, Inc. (d)	8,300	143,080
Endo Lighting Corp.	2,600	18,295
Enigmo, Inc.	6,400	24,163
Enplas Corp.	1,700	62,884
Entrust, Inc.	1,500	11,395
eRex Co., Ltd. (d)	8,000	110,925
ES-Con Japan, Ltd.	6,700	43,998
Eslead Corp. (d)	2,000	33,217
ESPEC Corp.	5,700	87,733
Exedy Corp.	9,100	124,683
EXEO Group, Inc. (d)	11,600	209,889
Ezaki Glico Co., Ltd.	13,000	327,092
F&M Co., Ltd.	1,600	23,744
F-Tech, Inc.	6,000	29,933
Faith, Inc.	2,680	10,237
FALCO HOLDINGS Co., Ltd.	2,300	34,127
FCC Co., Ltd.	10,500	123,095
FDK Corp. (a)	3,600	23,782
Feed One Co., Ltd.	8,276	42,267
Ferrotec Holdings Corp.	11,700	296,286

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fibergate, Inc.	1,800	$14,443
FIDEA Holdings Co., Ltd.	5,050	50,892
Financial Partners Group Co., Ltd. (d)	6,600	57,741
FINDEX, Inc.	3,900	20,300
First Bank of Toyama, Ltd. (The) (d)	10,700	47,767
First Brothers Co., Ltd. (d)	900	5,951
First Juken Co., Ltd. (d)	1,600	13,763
First-corp, Inc.	1,600	10,836
Fixstars Corp.	4,100	45,869
FJ Next Holdings Co., Ltd.	3,800	28,342
Focus Systems Corp.	2,900	21,964
Forval Corp.	1,900	17,008
Foster Electric Co., Ltd.	7,400	64,340
FP Corp.	3,000	74,389
France Bed Holdings Co., Ltd.	7,900	63,109
FreakOut Holdings, Inc. (a)	800	9,907
Freebit Co., Ltd.	2,100	22,975
Freund Corp.	2,400	11,578
FTGroup Co., Ltd.	1,500	12,670
Fudo Tetra Corp.	5,030	61,997
Fuji Co., Ltd.	800	10,441
Fuji Corp.	16,500	279,402
Fuji Corp., Ltd.	8,600	44,101
Fuji Corp/Miyagi	2,300	22,489
Fuji Kyuko Co., Ltd. (d)	5,300	175,574
Fuji Media Holdings, Inc.	8,400	75,805
Fuji Oil Co., Ltd.	21,100	42,156
Fuji Oil Holdings, Inc.	10,600	154,239
Fuji Pharma Co., Ltd.	4,600	39,347
Fuji Seal International, Inc.	12,100	138,132
Fuji Soft, Inc.	2,200	127,620
Fujibo Holdings, Inc.	3,300	82,387
Fujicco Co., Ltd.	5,700	79,694
Fujikura Composites, Inc.	5,800	48,101
Fujikura Kasei Co., Ltd.	9,500	31,534
Fujikura, Ltd.	18,600	132,021
Fujimi, Inc.	3,300	182,437
Fujimori Kogyo Co., Ltd.	4,400	106,011
Fujisash Co., Ltd.	24,500	12,018
Fujishoji Co., Ltd.	1,300	14,878
Fujiya Co., Ltd.	3,300	61,484
FuKoKu Co., Ltd.	5,100	39,602
Fukuda Corp.	1,700	59,665
Fukuda Denshi Co., Ltd.	4,200	135,189
Fukui Bank, Ltd. (The) (d)	5,400	60,730
Fukui Computer Holdings, Inc.	2,700	55,958
Fukushima Bank, Ltd. (The)	11,200	19,315
Fukushima Galilei Co., Ltd.	3,800	137,301
Fukuyama Transporting Co., Ltd.	3,200	87,029
FULLCAST Holdings Co., Ltd.	5,400	98,689
Funai Soken Holdings, Inc.	10,370	212,715
Furukawa Battery Co., Ltd. (The) (d)	5,000	40,435
Furukawa Co., Ltd.	8,800	84,982
Furukawa Electric Co., Ltd. (d)	17,300	322,277
Furuno Electric Co., Ltd.	6,900	50,928
Furuya Metal Co., Ltd.	1,100	75,749
Furyu Corp.	4,300	38,891

Japan—(Continued)
Fuso Chemical Co., Ltd.	4,600	131,187
Fuso Pharmaceutical Industries, Ltd.	2,600	39,173
Futaba Corp.	10,200	40,100
Futaba Industrial Co., Ltd.	16,400	52,878
Future Corp.	11,200	154,727
Fuyo General Lease Co., Ltd.	4,600	312,977
G-7 Holdings, Inc.	5,800	63,465
G-Tekt Corp.	6,500	70,407
Gakken Holdings Co., Ltd.	6,400	41,150
Gakkyusha Co., Ltd.	2,800	41,876
Gecoss Corp.	4,600	30,680
Genki Sushi Co., Ltd. (d)	1,600	37,008
Genky DrugStores Co., Ltd.	2,400	70,785
Geo Holdings Corp.	6,000	72,633
Gift Holdings, Inc.	800	27,568
GL Sciences, Inc.	1,300	22,618
GLOBERIDE, Inc.	5,200	97,354
Glory, Ltd. (d)	12,000	262,343
GMO Financial Gate, Inc.	400	30,184
GMO Financial Holdings, Inc. (d)	8,000	34,937
GMO GlobalSign Holdings K.K.	1,000	30,891
GMO internet group, Inc.	2,600	50,640
GMO Pepabo, Inc.	700	9,749
Godo Steel, Ltd.	2,300	59,117
Goldcrest Co., Ltd. (d)	3,830	49,405
Golf Digest Online, Inc.	900	6,730
Good Com Asset Co., Ltd.	3,200	20,473
Grandy House Corp.	3,600	14,934
gremz, Inc.	900	16,288
GS Yuasa Corp.	15,900	287,193
GSI Creos Corp. (d)	3,600	43,247
Gun-Ei Chemical Industry Co., Ltd.	1,800	35,128
GungHo Online Entertainment, Inc.	10,500	192,201
Gunma Bank, Ltd. (The) (d)	84,400	282,612
Gunze, Ltd.	4,400	149,034
H-One Co., Ltd. (d)	6,000	28,632
H.U. Group Holdings, Inc.	14,400	289,569
H2O Retailing Corp. (d)	22,000	247,293
HABA Laboratories, Inc.	700	12,290
Hachijuni Bank, Ltd. (The)	7,300	31,731
Hagihara Industries, Inc.	4,000	37,840
Hagiwara Electric Holdings Co., Ltd.	2,400	60,366
Hakudo Co., Ltd.	2,400	47,422
Hakuto Co., Ltd. (d)	3,100	115,573
Halows Co., Ltd.	2,100	50,564
Hamakyorex Co., Ltd.	5,100	124,385
Hamee Corp. (d)	1,800	13,198
Handsman Co., Ltd.	800	6,778
Hanwa Co., Ltd. (d)	8,400	250,842
Happinet Corp.	5,000	70,369
Hard Off Corp. Co., Ltd.	3,700	35,996
Harima Chemicals Group, Inc.	4,300	28,507
Hashimoto Sogyo Holdings Co. Ltd. (d)	1,400	11,924
Hazama Ando Corp. (d)	49,090	317,463
Hearts United Group Co., Ltd.	2,600	28,705
Heiwa Corp. (d)	15,000	297,605
Heiwa Real Estate Co., Ltd.	5,700	163,079

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Heiwado Co., Ltd.	7,500	$115,230
Helios Techno Holding Co., Ltd.	2,900	7,675
Hennge KK (a) (d)	600	3,390
HI-LEX Corp.	5,500	50,457
Hibiya Engineering, Ltd. (d)	5,100	83,314
Himaraya Co., Ltd. (d)	2,600	18,436
Hioki EE Corp.	3,000	196,383
Hirakawa Hewtech Corp.	2,000	23,072
Hirano Tecseed Co., Ltd.	1,300	20,253
Hirata Corp.	1,000	51,893
Hirogin Holdings, Inc.	61,700	291,878
Hirose Tusyo, Inc. (a)	300	6,016
Hiroshima Electric Railway Co., Ltd.	1,500	9,234
Hiroshima Gas Co., Ltd.	7,000	18,705
Hisaka Works, Ltd.	5,500	37,124
Hitachi Zosen Corp.	47,700	312,815
Hito Communications Holdings, Inc.	1,700	20,442
Hochiki Corp.	4,600	53,819
Hodogaya Chemical Co., Ltd.	1,800	40,950
Hogy Medical Co., Ltd. (d)	3,700	88,760
Hokkaido Electric Power Co., Inc. (a)	53,500	196,376
Hokkaido Gas Co., Ltd.	3,900	57,218
Hokkan Holdings, Ltd.	3,300	34,139
Hokko Chemical Industry Co., Ltd.	4,800	30,594
Hokkoku Financial Holdings, Inc. (d)	6,000	187,703
Hokuetsu Corp. (d)	29,900	200,588
Hokuetsu Industries Co., Ltd.	7,000	73,991
Hokuhoku Financial Group, Inc.	27,600	193,032
Hokuriku Electric Industry Co., Ltd.	2,800	28,862
Hokuriku Electric Power Co. (a)	47,000	210,354
Hokuriku Electrical Construction Co., Ltd.	3,600	21,074
Hokuriku Gas Co., Ltd.	1,000	22,026
Hokuto Corp.	7,100	99,305
Honeys Holdings Co., Ltd.	5,930	74,259
Honma Golf, Ltd.	27,000	11,381
Hoosiers Holdings Co., Ltd.	8,000	49,926
Horiba, Ltd.	3,500	209,872
Hoshi Iryo-Sanki Co., Ltd.	300	8,847
Hosiden Corp.	12,700	154,652
Hosokawa Micron Corp. (d)	4,400	96,417
Hotland Co., Ltd.	3,200	35,572
Hotto Link, Inc. (a)	800	2,107
House Foods Group, Inc.	2,400	50,899
Howa Machinery, Ltd.	4,400	29,676
HPC Systems, Inc.	500	8,510
HS Holdings Co., Ltd. (a)	5,000	36,954
Hyakugo Bank, Ltd. (The)	53,100	148,990
Hyakujushi Bank, Ltd. (The)	5,800	80,600
I’ll, Inc.	900	16,290
I’rom Group Co., Ltd. (d)	2,700	38,662
i-mobile Co., Ltd.	1,800	18,143
I-NE Co., Ltd. (a)	800	22,677
I-Net Corp.	3,520	33,886
I-PEX, Inc.	3,100	32,959
IBJ, Inc.	4,900	26,078
Ichigo, Inc.	10,400	21,813
Ichiken Co., Ltd.	1,800	24,179

Japan—(Continued)
Ichikoh Industries, Ltd.	9,000	31,940
Ichimasa Kamaboko Co., Ltd.	1,100	6,201
ICHINEN HOLDINGS Co., Ltd. (d)	6,300	60,188
Ichiyoshi Securities Co., Ltd.	12,600	57,579
Icom, Inc.	2,000	38,113
ID Holdings Corp.	3,899	29,439
Idec Corp.	7,500	195,385
IDOM, Inc.	17,200	111,311
Iino Kaiun Kaisha, Ltd.	23,200	176,302
IJTT Co., Ltd.	9,000	36,151
Imagica Group, Inc.	4,500	20,319
Imasen Electric Industrial	2,000	11,118
Imuraya Group Co., Ltd. (d)	2,900	48,602
Inaba Denki Sangyo Co., Ltd. (d)	14,500	316,484
Inaba Seisakusho Co., Ltd.	3,200	34,687
Inabata & Co., Ltd. (d)	11,700	237,932
Inageya Co., Ltd.	2,000	19,376
Ines Corp.	5,100	52,923
Infocom Corp.	4,500	79,805
Infomart Corp.	44,600	93,758
Information Services International-Dentsu, Ltd.	1,600	63,081
INFRONEER Holdings, Inc. (d)	7,975	61,596
Innotech Corp.	3,900	40,775
Insource Co., Ltd.	11,200	114,257
Intage Holdings, Inc.	10,200	119,524
Intelligent Wave, Inc.	3,400	18,439
Inter Action Corp.	2,700	31,193
Inui Global Logistics Co., Ltd. (d)	3,000	40,682
IR Japan Holdings, Ltd.	2,000	35,371
Iriso Electronics Co., Ltd.	5,500	204,557
ISB Corp.	400	3,632
Ise Chemicals Corp.	800	44,640
Iseki & Co., Ltd.	5,700	51,300
Ishihara Chemical Co., Ltd. (d)	1,200	12,778
Ishihara Sangyo Kaisha, Ltd.	7,600	64,279
Ishii Iron Works Co., Ltd.	900	15,582
Ishizuka Glass Co., Ltd. (d)	500	5,849
Itfor, Inc.	7,800	50,756
ITmedia, Inc.	1,500	15,869
Itochu Enex Co., Ltd.	13,300	113,390
Itochu-Shokuhin Co., Ltd.	1,600	61,581
Itoham Yonekyu Holdings, Inc.	29,500	155,792
Itoki Corp.	9,900	56,065
IwaiCosmo Holdings, Inc.	5,100	51,625
Iwaki Co., Ltd.	1,300	12,775
Iwatsuka Confectionery Co., Ltd.	1,000	35,579
Iyogin Holdings, Inc.	57,100	324,605
Izumi Co., Ltd.	7,400	175,714
J Front Retailing Co., Ltd.	6,700	66,874
J Trust Co., Ltd.	16,800	50,274
J-Lease Co., Ltd.	600	9,713
J-Oil Mills, Inc.	5,700	65,458
J-Stream, Inc.	1,000	4,425
JAC Recruitment Co., Ltd.	3,900	76,948
Jaccs Co., Ltd.	6,100	202,679
JAFCO Group Co., Ltd.	8,900	127,318
JANOME Corp.	7,099	33,670

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Japan Aviation Electronics Industry, Ltd.	13,600	$236,680
Japan Cash Machine Co., Ltd.	4,300	39,115
Japan Communications, Inc. (a)	35,600	66,452
Japan Electronic Materials Corp.	2,400	27,631
Japan Elevator Service Holdings Co., Ltd.	17,300	281,818
Japan Foundation Engineering Co., Ltd.	7,900	30,858
Japan Investment Adviser Co., Ltd. (d)	3,200	25,590
Japan Lifeline Co., Ltd.	15,500	107,349
Japan Material Co., Ltd.	15,600	278,911
Japan Medical Dynamic Marketing, Inc.	4,400	34,602
Japan Oil Transportation Co., Ltd.	700	12,755
Japan Petroleum Exploration Co., Ltd.	8,800	296,503
Japan Property Management Center Co., Ltd.	4,100	32,684
Japan Pulp & Paper Co., Ltd.	3,100	120,610
Japan Pure Chemical Co., Ltd.	500	9,919
Japan Securities Finance Co., Ltd.	24,000	184,597
Japan Steel Works, Ltd. (The) (d)	5,200	97,656
Japan Transcity Corp.	12,000	55,395
Japan Wool Textile Co., Ltd. (The)	12,600	93,977
Jastec Co., Ltd.	4,300	41,538
JBCC Holdings, Inc.	4,500	73,838
JCR Pharmaceuticals Co., Ltd.	7,900	84,595
JCU Corp.	5,700	148,973
Jeol, Ltd.	5,800	187,134
JFE Systems, Inc.	700	13,856
JIG-SAW, Inc. (a)	900	36,171
Jimoto Holdings, Inc.	6,790	19,952
JINS Holdings, Inc.	3,200	87,426
JINUSHI Co., Ltd.	3,500	50,636
JK Holdings Co., Ltd.	2,800	21,825
JM Holdings Co., Ltd.	3,200	46,851
JMS Co., Ltd.	6,400	25,294
Joban Kosan Co., Ltd. (a) (d)	1,700	16,218
Joshin Denki Co., Ltd.	5,000	73,788
Joyful Honda Co., Ltd.	11,900	154,031
JP-Holdings, Inc.	17,900	48,974
JSB Co., Ltd.	1,000	34,343
JSP Corp. (d)	3,900	45,666
Juki Corp.	7,200	34,009
Juroku Financial Group, Inc.	8,700	185,691
Justsystems Corp.	8,000	214,345
JVC Kenwood Corp.	44,100	127,148
K&O Energy Group, Inc.	2,800	44,670
K’s Holdings Corp. (d)	30,100	264,306
Kadoya Sesame Mills, Inc.	800	21,408
Kaga Electronics Co., Ltd.	4,300	163,264
Kagome Co., Ltd.	2,700	62,958
Kaken Pharmaceutical Co., Ltd.	5,600	156,280
Kakiyasu Honten Co., Ltd.	2,500	41,918
Kamakura Shinsho, Ltd.	3,700	28,600
Kameda Seika Co., Ltd.	3,500	115,939
Kamei Corp.	6,700	74,583
Kanaden Corp.	5,000	43,915
Kanagawa Chuo Kotsu Co., Ltd. (d)	2,400	58,995
Kanamic Network Co., Ltd.	900	3,328
Kanamoto Co., Ltd.	8,600	141,620
Kandenko Co., Ltd.	21,900	154,455

Japan—(Continued)
Kaneka Corp.	11,100	289,922
Kaneko Seeds Co., Ltd.	1,300	16,316
Kanematsu Corp.	21,200	263,111
Kanemi Co., Ltd.	100	2,140
Kanto Denka Kogyo Co., Ltd. (d)	12,100	94,552
Kasai Kogyo Co., Ltd. (a)	8,600	13,416
Katakura & Co-op Agri Corp. (d)	1,600	20,213
Katakura Industries Co., Ltd.	6,100	85,551
Katitas Co., Ltd. (d)	11,600	227,292
Kato Sangyo Co., Ltd.	6,700	177,862
Kato Works Co., Ltd.	3,800	29,818
Kawada Technologies, Inc.	1,500	42,637
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	36,808
KeePer Technical Laboratory Co., Ltd.	3,000	112,014
Keihanshin Building Co., Ltd.	9,500	85,949
Keihin Co., Ltd./Minato-Ku Tokyo Japan (d)	2,300	28,486
KEIWA, Inc.	1,200	13,877
Keiyo Bank, Ltd. (The)	26,900	115,276
Keiyo Co., Ltd.	10,600	67,412
Kenko Mayonnaise Co., Ltd. (d)	4,100	37,382
KFC Holdings Japan, Ltd.	4,000	85,282
KH Neochem Co., Ltd.	9,400	170,709
Ki-Star Real Estate Co., Ltd.	3,000	94,040
Kibun Foods, Inc.	1,500	11,303
Kimoto Co., Ltd. (d)	14,900	22,430
Kimura Chemical Plants Co., Ltd.	3,300	16,903
King Jim Co., Ltd.	1,400	9,596
Kintetsu Department Store Co., Ltd. (a)	400	7,376
Kissei Pharmaceutical Co., Ltd.	6,800	135,709
Kita-Nippon Bank, Ltd. (The)	2,200	32,940
Kitagawa Corp.	3,100	25,205
Kitano Construction Corp.	1,400	31,136
Kitanotatsujin Corp.	14,100	35,722
Kitz Corp.	19,100	133,990
Kiyo Bank, Ltd. (The)	15,500	173,935
Koa Corp. (d)	8,400	117,314
Koatsu Gas Kogyo Co., Ltd.	9,100	48,475
Kobe Electric Railway Co., Ltd. (a) (d)	1,400	33,415
Kobe Steel, Ltd.	49,120	391,902
Kohnan Shoji Co., Ltd.	7,100	173,886
Kohsoku Corp.	3,300	50,139
Koike Sanso Kogyo Co., Ltd.	700	12,165
Kojima Co., Ltd.	7,800	32,979
Kokuyo Co., Ltd.	21,700	307,906
Komatsu Seiren Co., Ltd.	4,200	21,937
Komatsu Wall Industry Co., Ltd.	2,700	40,939
KOMEDA Holdings Co., Ltd.	12,600	223,689
Komehyo Holdings Co., Ltd.	1,300	24,702
Komeri Co., Ltd.	8,200	169,223
Komori Corp. (d)	12,700	95,284
Konaka Co., Ltd.	7,300	19,338
Kondotec, Inc.	6,900	52,189
Konica Minolta, Inc.	12,600	54,198
Konishi Co., Ltd.	8,000	116,026
Konoike Transport Co., Ltd.	6,900	77,730
Konoshima Chemical Co., Ltd.	600	7,909
Kosaido Holdings Co., Ltd.	3,700	65,750

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Koshidaka Holdings Co., Ltd.	2,400	$17,410
Kotobuki Spirits Co., Ltd.	2,600	184,570
Kotobukiya Co., Ltd. (d)	500	34,678
Kozo Keikaku Engineering, Inc.	1,200	26,956
KPP Group Holdings Co., Ltd.	3,700	18,774
Krosaki Harima Corp.	1,600	80,407
KRS Corp.	4,400	32,855
KU Holdings Co., Ltd.	6,700	75,199
Kumagai Gumi Co., Ltd.	9,400	188,659
Kumiai Chemical Industry Co., Ltd.	10,995	70,682
Kunimine Industries Co., Ltd.	1,200	8,440
Kurabo Industries, Ltd.	4,200	80,016
Kureha Corp. (d)	4,300	275,084
Kurimoto, Ltd.	2,800	43,059
Kuriyama Holdings Corp.	2,300	15,206
Kusuri no. Aoki Holdings Co., Ltd.	3,900	197,813
KYB Corp. (d)	5,000	152,157
Kyoden Co., Ltd. (d)	6,500	25,050
Kyodo Printing Co., Ltd.	2,100	43,565
Kyoei Steel, Ltd.	6,700	81,613
Kyokuto Boeki Kaisha, Ltd.	3,600	40,959
Kyokuto Kaihatsu Kogyo Co., Ltd.	8,800	107,483
Kyokuto Securities Co., Ltd. (d)	7,600	34,087
Kyokuyo Co., Ltd. (d)	3,100	80,099
KYORIN Holdings, Inc.	10,200	131,303
KYORITSU Co., Ltd.	6,800	8,116
Kyoritsu Maintenance Co., Ltd.	4,800	193,756
Kyosan Electric Manufacturing Co., Ltd.	12,600	40,470
Kyowa Electronic Instruments Co., Ltd.	8,000	21,107
Kyowa Leather Cloth Co., Ltd.	3,300	13,048
Kyudenko Corp. (d)	10,600	269,418
Kyushu Financial Group, Inc. (d)	80,900	291,819
LAC Co., Ltd. (d)	5,900	31,184
Lacto Japan Co., Ltd.	1,400	21,581
LEC, Inc.	5,000	30,396
Leopalace21 Corp. (a) (d)	39,300	106,106
Life Corp.	4,000	78,061
LIFULL Co., Ltd.	17,000	27,653
Like, Inc.	2,100	32,430
Linical Co., Ltd.	2,600	13,678
Link And Motivation, Inc.	8,900	35,262
Lintec Corp.	10,500	171,874
LITALICO, Inc.	4,700	91,717
Look Holdings, Inc.	2,200	37,970
M&A Capital Partners Co., Ltd. (a)	3,600	101,203
m-up Holdings, Inc.	7,400	64,296
Mabuchi Motor Co., Ltd.	13,100	381,631
Macnica Holdings, Inc.	13,750	391,852
Macromill, Inc.	13,700	97,137
Maeda Kosen Co., Ltd.	5,100	124,071
Maezawa Kasei Industries Co., Ltd.	4,300	49,364
Maezawa Kyuso Industries Co., Ltd.	5,800	41,994
Makino Milling Machine Co., Ltd.	5,800	213,192
Management Solutions Co., Ltd.	1,800	45,214
Mandom Corp.	8,900	99,428
Mani, Inc.	18,500	253,351
MarkLines Co., Ltd.	3,000	57,596

Japan—(Continued)
Mars Group Holdings Corp.	3,600	82,857
Marubun Corp.	4,200	43,534
Marudai Food Co., Ltd.	5,700	62,539
Marufuji Sheet Piling Co., Ltd.	1,300	20,246
Maruha Nichiro Corp. (d)	10,400	186,545
Maruichi Steel Tube, Ltd.	9,300	204,751
MARUKA FURUSATO Corp.	993	21,072
Marumae Co., Ltd.	2,500	32,072
Marusan Securities Co., Ltd. (d)	16,400	52,850
Maruwa Co., Ltd.	2,600	362,321
Maruyama Manufacturing Co., Inc.	1,500	20,273
Maruzen CHI Holdings Co., Ltd.	11,900	31,681
Maruzen Co. Ltd/Taito ward	900	12,798
Maruzen Showa Unyu Co., Ltd.	3,600	87,598
Marvelous, Inc.	9,500	47,355
Matching Service Japan Co., Ltd.	1,200	9,333
Matsuda Sangyo Co., Ltd.	3,600	61,768
Matsui Construction Co., Ltd.	6,400	32,697
Matsui Securities Co., Ltd. (d)	31,000	183,266
Max Co., Ltd.	8,400	134,788
Maxel,l Ltd.	14,300	166,342
Maxvalu Tokai Co., Ltd.	3,500	70,893
MCJ Co., Ltd.	17,300	121,772
MEC Co., Ltd.	4,200	81,470
Media Do Co., Ltd. (a)	2,100	22,483
Medical Data Vision Co., Ltd.	6,800	46,700
Medical System Network Co., Ltd.	7,000	21,140
Medikit Co., Ltd.	1,300	23,906
Medius Holdings Co., Ltd.	1,800	11,148
MedPeer, Inc. (a)	2,600	21,840
Megachips Corp. (a)	4,800	118,952
Megmilk Snow Brand Co., Ltd.	12,100	161,074
Meidensha Corp.	10,100	146,901
Meiji Electric Industries Co., Ltd.	1,000	9,128
Meiji Shipping Co., Ltd. (d)	4,300	20,232
Meiko Electronics Co., Ltd. (d)	6,300	140,156
Meisei Industrial Co., Ltd.	11,600	67,820
Meitec Corp.	18,900	338,043
Meito Sangyo Co., Ltd.	3,000	37,341
Meiwa Corp.	8,100	41,991
Meiwa Estate Co., Ltd. (d)	5,200	32,928
Melco Holdings, Inc.	1,500	37,048
Members Co., Ltd.	1,800	17,871
Menicon Co., Ltd.	17,600	374,433
Mercuria Holdings Co., Ltd.	2,100	11,898
Metaps, Inc. (a)	1,300	8,689
MetaReal Corp. (a)	1,400	14,798
METAWATER Co., Ltd.	3,600	47,030
Micronics Japan Co., Ltd.	6,300	63,662
Midac Holdings Co., Ltd.	900	14,678
Mie Kotsu Group Holdings, Inc.	8,600	36,292
Mikuni Corp. (d)	7,300	18,686
Milbon Co., Ltd.	6,720	276,866
MIMAKI ENGINEERING Co., Ltd.	1,700	8,615
Mimasu Semiconductor Industry Co., Ltd.	4,400	98,327
Ministop Co., Ltd.	4,300	45,557
Miraial Co., Ltd.	2,900	35,947

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
MIRAIT ONE Corp.	21,880	$272,453
Mirarth Holdings, Inc.	24,900	70,837
Miroku Jyoho Service Co., Ltd.	5,500	68,445
Mitani Corp.	22,700	230,645
Mitani Sekisan Co., Ltd.	2,100	74,286
Mito Securities Co., Ltd.	10,400	22,778
Mitsuba Corp.	9,300	36,837
Mitsubishi Kakoki Kaisha, Ltd.	800	13,531
Mitsubishi Logisnext Co., Ltd.	8,400	59,800
Mitsubishi Logistics Corp.	4,800	112,836
Mitsubishi Materials Corp.	2,100	34,257
Mitsubishi Paper Mills, Ltd.	8,800	23,186
Mitsubishi Pencil Co., Ltd.	8,200	100,855
Mitsubishi Research Institute, Inc.	2,000	77,080
Mitsubishi Shokuhin Co., Ltd.	4,300	105,691
Mitsubishi Steel Manufacturing Co., Ltd.	4,400	39,004
Mitsuboshi Belting, Ltd. (d)	4,800	142,809
Mitsui DM Sugar Holdings Co., Ltd.	5,400	82,885
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	24,900	78,341
Mitsui Matsushima Co., Ltd. (d)	3,100	77,011
Mitsui Mining & Smelting Co., Ltd. (d)	13,900	337,674
Mitsui-Soko Holdings Co., Ltd. (d)	6,100	181,079
Mitsuuroko Group Holdings Co., Ltd.	8,900	87,076
Mixi, Inc.	11,700	235,227
Miyaji Engineering Group, Inc.	1,800	50,867
Miyazaki Bank, Ltd. (The)	4,100	72,534
Miyoshi Oil & Fat Co., Ltd. (d)	2,800	20,636
Mizuho Leasing Co., Ltd.	6,700	177,718
Mizuho Medy Co., Ltd.	500	8,817
Mizuno Corp.	4,700	110,489
Mochida Pharmaceutical Co., Ltd.	4,700	118,638
Monex Group, Inc.	45,500	165,331
Money Partners Group Co., Ltd. (d)	7,100	14,372
Monogatari Corp. (The)	7,800	158,439
MORESCO Corp. (d)	2,500	21,789
Morinaga & Co., Ltd.	8,800	249,340
Morinaga Milk Industry Co., Ltd. (d)	8,800	316,322
Moriroku Holdings Co., Ltd.	800	11,134
Morita Holdings Corp.	8,800	88,486
Morito Co., Ltd.	3,400	26,223
Morozoff, Ltd. (d)	1,800	47,112
Mortgage Service Japan, Ltd.	1,200	6,291
Mory Industries, Inc.	1,600	41,755
Mr. Max Holdings, Ltd.	8,400	43,038
MRK Holdings, Inc. (d)	15,600	13,275
Mugen Estate Co., Ltd.	3,300	14,456
Murakami Corp.	2,500	53,810
Musashi Seimitsu Industry Co., Ltd. (d)	13,400	190,038
Musashino Bank, Ltd. (The)	7,500	126,157
Mutoh Holdings Co., Ltd. (d)	900	11,267
NAC Co., Ltd. (d)	3,600	25,967
Nachi-Fujikoshi Corp.	4,200	125,445
Nafco Co., Ltd. (d)	2,600	34,601
Nagano Bank, Ltd. (The)	3,500	38,373
Nagano Keiki Co., Ltd.	4,200	41,915
Nagase & Co., Ltd.	23,700	365,003
Nagatanien Holdings Co., Ltd. (d)	4,000	63,127

Japan—(Continued)
Nagawa Co., Ltd. (d)	1,500	77,462
Naigai Trans Line, Ltd.	2,100	36,527
Nakabayashi Co., Ltd.	5,500	19,759
Nakamuraya Co., Ltd.	1,600	37,342
Nakanishi, Inc.	16,800	333,380
Nakano Corp.	4,000	11,163
Nakayama Steel Works, Ltd.	6,300	46,455
Nakayamafuku Co., Ltd.	2,000	5,148
Namura Shipbuilding Co., Ltd. (a)	11,256	29,650
Nankai Electric Railway Co., Ltd.	2,500	55,243
Nanto Bank, Ltd. (The) (d)	7,800	137,189
Narasaki Sangyo Co., Ltd.	800	11,206
Natori Co., Ltd. (d)	2,600	37,963
NEC Capital Solutions, Ltd.	3,000	57,233
NEC Networks & System Integration Corp.	11,000	134,255
NET One Systems Co., Ltd.	14,800	355,191
Neturen Co., Ltd.	9,800	51,514
New Art Holdings Co., Ltd.	1,235	17,072
New Japan Chemical Co., Ltd. (a)	9,900	15,790
Nextage Co., Ltd.	12,300	256,940
NexTone, Inc. (a)	700	16,397
NF Holdings Corp. (d)	1,600	12,298
NHK Spring Co., Ltd.	49,600	356,160
Nicca Chemical Co., Ltd.	1,400	9,128
Nice Corp.	2,300	23,673
Nichia Steel Works, Ltd. (d)	9,100	20,298
Nichias Corp.	15,300	308,390
Nichiban Co., Ltd.	4,000	58,037
Nichicon Corp.	11,800	123,409
Nichiden Corp.	3,500	50,381
Nichiha Corp.	6,800	138,931
Nichimo Co., Ltd.	1,600	38,247
Nichireki Co., Ltd.	7,100	79,867
Nichirin Co., Ltd.	1,400	25,019
Nihon Chouzai Co., Ltd.	3,320	28,977
Nihon Dempa Kogyo Co., Ltd. (d)	3,300	32,269
Nihon Dengi Co., Ltd.	400	10,292
Nihon Flush Co., Ltd.	6,000	44,293
Nihon House Holdings Co., Ltd.	10,000	29,836
Nihon Kagaku Sangyo Co., Ltd.	3,000	24,081
Nihon Kohden Corp.	5,000	135,501
Nihon Nohyaku Co., Ltd.	11,900	60,757
Nihon Parkerizing Co., Ltd.	24,500	184,109
Nihon Plast Co., Ltd.	4,500	13,842
Nihon Tokushu Toryo Co., Ltd.	2,900	20,634
Nihon Yamamura Glass Co., Ltd. (a)	3,800	19,347
Nikkiso Co., Ltd.	12,400	88,090
Nikko Co., Ltd. (d)	9,000	43,076
Nikkon Holdings Co., Ltd. (d)	14,100	263,919
Nippn Corp.	12,200	152,776
Nippon Air Conditioning Services Co., Ltd.	9,600	52,263
Nippon Aqua Co., Ltd.	3,000	21,263
Nippon Beet Sugar Manufacturing Co., Ltd.	2,900	36,536
Nippon Carbide Industries Co., Inc.	2,300	22,869
Nippon Carbon Co., Ltd.	3,000	92,856
Nippon Ceramic Co., Ltd.	400	8,190
Nippon Chemi-Con Corp. (a)	5,900	94,062

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Chemical Industrial Co., Ltd.	2,400	$35,899
Nippon Coke & Engineering Co., Ltd. (a) (d)	61,100	40,178
Nippon Computer Dynamics Co., Ltd.	1,700	9,749
Nippon Concept Corp.	1,500	19,091
Nippon Concrete Industries Co., Ltd. (a)	14,000	27,013
Nippon Denko Co., Ltd.	29,065	78,590
Nippon Densetsu Kogyo Co., Ltd.	10,300	123,376
Nippon Dry-Chemical Co., Ltd.	1,000	13,542
Nippon Electric Glass Co., Ltd.	17,600	339,197
Nippon Felt Co., Ltd. (d)	8,600	26,793
Nippon Filcon Co., Ltd.	5,200	18,600
Nippon Fine Chemical Co., Ltd.	3,700	73,217
Nippon Gas Co., Ltd.	29,600	430,184
Nippon Hume Corp.	6,700	37,920
Nippon Kayaku Co., Ltd.	25,700	232,634
Nippon Kodoshi Corp. (d)	1,600	23,825
Nippon Koei Co., Ltd.	3,400	86,457
Nippon Light Metal Holdings Co., Ltd. (d)	16,500	182,398
Nippon Paper Industries Co., Ltd. (a)	26,600	205,416
Nippon Parking Development Co., Ltd.	65,100	114,577
Nippon Pillar Packing Co., Ltd. (d)	6,000	170,464
Nippon Piston Ring Co., Ltd. (d)	3,200	32,458
Nippon Rietec Co., Ltd.	3,700	26,197
Nippon Road Co., Ltd. (The)	900	49,691
Nippon Seiki Co., Ltd.	15,000	95,910
Nippon Seisen Co., Ltd.	700	24,235
Nippon Sharyo, Ltd.	2,600	39,717
Nippon Sheet Glass Co., Ltd. (a)	10,700	51,379
Nippon Shokubai Co., Ltd. (d)	3,100	123,825
Nippon Signal Co., Ltd. (d)	13,300	106,851
Nippon Soda Co., Ltd.	6,000	209,245
Nippon Steel Trading Corp.	4,596	321,273
Nippon Thompson Co., Ltd.	15,700	69,126
Nippon Yakin Kogyo Co., Ltd. (d)	4,100	132,047
Nipro Corp.	39,400	303,317
Nishi-Nippon Financial Holdings, Inc.	30,100	248,112
Nishi-Nippon Railroad Co., Ltd.	15,900	287,671
Nishikawa Rubber Co., Ltd.	1,200	10,314
Nishimatsu Construction Co., Ltd. (d)	9,800	252,928
Nishimatsuya Chain Co., Ltd.	11,300	139,318
Nishimoto Co., Ltd.	1,400	39,307
Nishio Rent All Co., Ltd.	6,000	140,588
Nissan Shatai Co., Ltd.	12,600	80,629
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	28,591
Nissei ASB Machine Co., Ltd.	2,300	68,157
Nissei Plastic Industrial Co., Ltd.	4,500	33,681
Nissha Co., Ltd.	12,200	171,946
Nisshin Group Holdings Co., Ltd.	12,300	42,284
Nisshin Oillio Group, Ltd. (The)	5,900	144,645
Nisshinbo Holdings, Inc.	33,720	257,982
Nissin Corp.	4,300	68,797
Nissin Sugar Co., Ltd. (d)	2,400	30,127
Nisso Corp.	1,400	7,528
Nissui Corp.	80,800	331,538
Nitta Corp.	5,500	121,923
Nitta Gelatin, Inc. (d)	4,500	29,327
NITTAN Corp.	6,300	11,969

Japan—(Continued)
Nittetsu Mining Co., Ltd.	3,400	92,149
Nitto Boseki Co., Ltd.	4,700	71,689
Nitto Fuji Flour Milling Co., Ltd.	800	27,094
Nitto Kogyo Corp.	7,600	151,610
Nitto Kohki Co., Ltd.	3,200	43,784
Nitto Seiko Co., Ltd.	8,900	38,105
Nittoc Construction Co., Ltd.	5,950	43,703
NJS Co., Ltd.	2,200	37,311
Noevir Holdings Co., Ltd.	3,200	130,321
Nohmi Bosai, Ltd.	6,100	77,979
Nojima Corp.	18,000	190,053
NOK Corp. (d)	17,100	189,609
Nomura Micro Science Co., Ltd.	1,300	41,017
Noritake Co., Ltd.	2,800	97,090
Noritsu Koki Co., Ltd.	5,200	88,032
Noritz Corp.	8,500	111,731
North Pacific Bank, Ltd. (d)	74,900	157,626
NS Tool Co., Ltd. (d)	4,800	37,784
NS United Kaiun Kaisha, Ltd.	2,500	77,825
NSD Co., Ltd.	18,540	334,261
NSW, Inc.	1,900	31,120
NTN Corp.	110,900	283,128
Oat Agrio Co., Ltd.	400	4,236
Obara Group, Inc. (d)	3,400	101,649
Oenon Holdings, Inc.	12,300	25,576
Ogaki Kyoritsu Bank, Ltd. (The)	9,400	126,915
Ohara, Inc.	1,600	14,260
Ohashi Technica, Inc.	3,800	45,059
Ohba Co., Ltd.	4,600	27,065
Ohsho Food Service Corp.	3,600	163,495
OIE Sangyo Co., Ltd.	800	6,666
Oiles Corp.	7,000	88,807
Oisix ra daichi, Inc. (a)	5,600	97,479
Oita Bank, Ltd. (The)	4,300	66,453
Okabe Co., Ltd.	9,400	54,551
Okada Aiyon Corp. (d)	1,900	25,496
Okamoto Industries, Inc.	3,200	96,096
Okamoto Machine Tool Works, Ltd.	1,400	56,070
Okamura Corp. (d)	16,500	170,234
Okasan Securities Group, Inc. (d)	39,200	139,675
Oki Electric Industry Co., Ltd. (d)	25,700	139,704
Okinawa Cellular Telephone Co.	7,500	171,431
Okinawa Electric Power Co., Inc. (The) (a)	14,827	120,514
Okinawa Financial Group, Inc.	6,460	101,655
OKUMA Corp. (d)	6,400	286,745
Okumura Corp.	7,700	181,971
Okura Industrial Co., Ltd.	3,000	46,234
Okuwa Co., Ltd.	7,400	47,271
Onoken Co., Ltd.	4,300	48,272
Onward Holdings Co., Ltd.	31,800	92,048
Optex Group Co., Ltd.	6,800	106,968
Optim Corp. (a)	4,200	29,510
Optorun Co., Ltd.	5,500	92,318
Organo Corp. (d)	7,300	199,370
Oricon, Inc.	1,200	8,973
Orient Corp. (d)	11,670	97,206
Oriental Shiraishi Corp.	39,400	97,063

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Origin Co., Ltd.	2,200	$21,707
Oro Co., Ltd.	2,100	33,609
Osaka Organic Chemical Industry, Ltd.	4,100	67,027
Osaka Soda Co., Ltd.	4,200	138,262
Osaka Steel Co., Ltd.	3,700	36,976
Osaki Electric Co., Ltd.	11,700	47,093
OSG Corp.	22,400	337,343
OUG Holdings, Inc.	700	13,156
Outsourcing, Inc.	32,100	316,360
Oyo Corp.	5,700	95,821
Ozu Corp.	600	8,016
Pacific Industrial Co., Ltd.	11,700	102,315
Pacific Metals Co., Ltd. (a)	5,100	74,671
Pack Corp. (The)	4,600	102,803
Pal Group Holdings Co., Ltd.	4,300	100,401
PALTAC Corp.	1,900	72,240
Paraca, Inc.	300	4,640
Paramount Bed Holdings Co., Ltd.	12,000	214,120
Paris Miki Holdings, Inc.	10,600	26,498
Pasona Group, Inc.	6,200	87,986
PC Depot Corp.	7,000	15,674
PCI Holdings, Inc.	1,800	13,664
Pegasus Sewing Machine Manufacturing Co., Ltd.	5,400	25,877
Penta-Ocean Construction Co., Ltd.	69,600	332,484
People Dreams & Technologies Group Co., Ltd.	1,400	16,060
PeptiDream, Inc. (a)	5,400	76,902
PIA Corp. (a) (d)	500	12,118
Pickles Holdings Co., Ltd.	2,600	23,270
Pigeon Corp.	31,900	493,403
Pilot Corp.	5,300	172,204
Piolax, Inc.	7,300	106,506
Pole To Win Holdings, Inc.	7,900	53,384
PR Times, Inc. (a) (d)	700	9,950
Premium Group Co., Ltd.	7,800	100,099
Premium Water Holdings, Inc. (d)	500	9,411
Press Kogyo Co., Ltd. (d)	22,400	84,410
Pressance Corp.	4,000	54,005
Prestige International, Inc.	27,100	122,334
Prima Meat Packers, Ltd.	6,700	111,317
Pro-Ship, Inc. (d)	2,300	23,877
Procrea Holdings, Inc. (d)	6,521	103,884
Pronexus, Inc.	5,100	37,361
Proto Corp.	8,800	78,588
PS Mitsubishi Construction Co., Ltd.	8,800	43,483
Punch Industry Co., Ltd.	2,700	9,141
QB Net Holdings Co., Ltd.	1,400	15,123
Qol Holdings Co., Ltd.	7,400	64,908
Quick Co., Ltd.	4,000	53,749
Raccoon Holdings, Inc.	4,100	25,608
Raito Kogyo Co., Ltd.	11,800	173,715
Raiznext Corp.	7,700	84,658
RaQualia Pharma, Inc. (a)	1,600	10,125
Rasa Industries, Ltd.	2,600	41,066
Raysum Co., Ltd.	1,000	10,289
Relia, Inc.	5,300	58,273
Rengo Co., Ltd. (d)	50,000	324,233
RENOVA, Inc. (a)	5,100	76,870

Japan—(Continued)
Resorttrust, Inc.	23,800	379,304
Restar Holdings Corp.	5,500	90,083
Retail Partners Co., Ltd.	4,300	44,321
Rheon Automatic Machinery Co., Ltd.	5,000	49,342
Rhythm Co., Ltd.	2,500	35,350
Riberesute Corp. (d)	4,300	25,824
Ricoh Leasing Co., Ltd.	3,900	112,221
Ride On Express Holdings Co., Ltd. (d)	1,700	14,012
Right On Co., Ltd. (a)	5,900	25,255
Riken Corp.	2,500	48,986
Riken Keiki Co., Ltd.	3,700	159,367
Riken Technos Corp.	9,900	44,110
Riken Vitamin Co., Ltd.	5,400	78,386
Rion Co., Ltd.	2,200	32,113
Riso Kyoiku Co., Ltd.	34,770	86,348
Rock Field Co., Ltd.	6,600	77,968
Rokko Butter Co., Ltd.	3,600	36,656
Roland Corp.	2,800	84,603
Roland DG Corp.	3,000	75,001
Rorze Corp.	2,500	221,652
Round One Corp.	37,800	145,984
RS Technologies Co., Ltd.	2,800	69,014
Ryobi, Ltd.	6,200	72,285
Ryoden Corp.	4,500	63,595
Ryosan Co., Ltd.	4,800	119,137
S Foods, Inc.	4,500	96,839
S&B Foods, Inc.	1,500	39,891
S-Pool, Inc.	18,000	81,069
Sac’s Bar Holdings, Inc.	6,850	42,862
Sagami Rubber Industries Co., Ltd.	1,800	11,201
Saibu Gas Holdings Co., Ltd.	7,200	94,332
Saison Information Systems Co., Ltd.	600	8,276
Sakai Chemical Industry Co., Ltd.	4,700	62,900
Sakai Heavy Industries, Ltd.	1,400	42,409
Sakai Moving Service Co., Ltd.	2,800	97,858
Sakata INX Corp.	10,100	79,170
Sakura Internet, Inc.	4,400	20,624
Sala Corp.	13,800	78,489
SAMTY Co., Ltd.	7,500	124,715
San Holdings, Inc.	2,800	47,267
San ju San Financial Group, Inc.	6,670	79,610
San-A Co., Ltd.	5,700	175,545
San-Ai Oil Co., Ltd.	17,800	184,789
San-In Godo Bank, Ltd. (The)	33,700	188,433
Sanden Corp. (a)	4,400	7,031
Sanei Architecture Planning Co., Ltd.	2,800	33,219
Sangetsu Corp.	12,600	212,536
Sanken Electric Co., Ltd. (d)	3,300	264,845
Sanki Engineering Co., Ltd.	12,000	132,682
Sanko Metal Industrial Co., Ltd. (d)	1,000	29,059
Sankyo Frontier Co., Ltd.	1,000	26,916
Sankyo Seiko Co., Ltd.	10,800	44,412
Sankyo Tateyama, Inc.	8,200	44,426
Sankyu, Inc.	6,100	226,401
Sanoh Industrial Co., Ltd.	6,300	31,433
Sansei Technologies, Inc.	800	4,880
Sansha Electric Manufacturing Co., Ltd.	2,700	19,398

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sanshin Electronics Co., Ltd.	2,400	$43,779
Sanyo Chemical Industries, Ltd.	3,700	119,424
Sanyo Denki Co., Ltd.	2,500	116,443
Sanyo Electric Railway Co., Ltd.	4,800	82,534
Sanyo Industries, Ltd.	1,300	18,097
Sanyo Shokai, Ltd.	2,500	29,436
Sanyo Special Steel Co., Ltd.	5,000	92,868
Sanyo Trading Co., Ltd.	5,300	48,572
Sapporo Holdings, Ltd.	9,400	241,633
Sata Construction Co., Ltd.	2,600	9,625
Sato Holdings Corp.	8,100	134,059
Sato Shoji Corp.	4,100	44,125
Satori Electric Co., Ltd.	4,300	55,995
Sawai Group Holdings Co., Ltd.	7,500	206,538
Saxa Holdings, Inc.	2,400	33,865
SB Technology, Corp.	3,000	45,068
SBI Insurance Group Co., Ltd.	1,400	9,703
SBS Holdings, Inc.	5,200	132,006
Scroll Corp. (d)	8,000	48,859
SEC Carbon, Ltd.	200	13,214
Seed Co., Ltd.	1,700	7,006
Seika Corp.	3,300	51,224
Seikagaku Corp.	9,800	60,250
Seikitokyu Kogyo Co., Ltd. (d)	8,400	51,482
Seiko Group Corp. (d)	7,600	166,644
Seiko PMC Corp.	3,500	14,354
Seikoh Giken Co. Ltd.	700	9,572
Seino Holdings Co., Ltd.	3,800	41,907
Seiren Co., Ltd.	12,600	222,569
Sekisui Jushi Corp.	7,500	117,926
Sekisui Kasei Co., Ltd.	8,100	25,531
SEMITEC Corp.	1,600	29,474
Senko Group Holdings Co., Ltd.	29,400	209,811
Senshu Electric Co., Ltd.	4,300	106,476
Senshu Ikeda Holdings, Inc. (d)	63,200	110,860
Senshukai Co., Ltd. (a)	11,000	33,628
SERAKU Co., Ltd.	700	8,542
Seria Co., Ltd.	11,900	235,792
Seven Bank, Ltd. (d)	33,800	67,598
Shibaura Electronics Co., Ltd.	2,300	102,498
Shibaura Machine Co., Ltd.	5,700	136,030
Shibaura Mechatronics Corp. (d)	900	110,042
Shibusawa Warehouse Co., Ltd. (The)	2,800	46,979
Shibuya Corp.	4,400	83,143
Shidax Corp.	3,000	15,847
Shiga Bank, Ltd. (The) (d)	9,500	192,521
Shikibo, Ltd.	4,700	35,706
Shikoku Bank, Ltd. (The)	10,600	69,774
Shikoku Chemicals Corp.	9,700	103,023
Shikoku Electric Power Co., Inc. (a)	40,900	232,454
Shima Seiki Manufacturing, Ltd.	7,900	112,706
Shimizu Bank, Ltd. (The)	3,400	37,330
Shimojima Co., Ltd. (d)	4,200	31,232
Shin Nippon Air Technologies Co., Ltd.	2,100	29,584
Shin Nippon Biomedical Laboratories, Ltd. (d)	5,300	110,240
Shin-Etsu Polymer Co., Ltd.	11,900	134,453
Shinagawa Refractories Co., Ltd.	1,600	55,292

Japan—(Continued)
Shindengen Electric Manufacturing Co., Ltd.	1,900	48,122
Shinki Bus Co., Ltd. (d)	900	23,593
Shinko Shoji Co., Ltd.	8,400	77,883
Shinmaywa Industries, Ltd.	16,400	146,311
Shinnihon Corp.	8,300	58,773
Shinnihonseiyaku Co., Ltd.	1,100	11,906
Shinsho Corp.	1,400	61,421
Shinwa Co., Ltd.	2,200	11,941
Shinwa Co., Ltd.	3,200	51,139
Ship Healthcare Holdings, Inc.	15,700	289,070
Shizuki Electric Co., Inc.	8,000	30,131
Shizuoka Gas Co., Ltd.	12,500	108,596
Shoei Co., Ltd.	12,600	264,415
Shoei Foods Corp.	3,400	103,674
Shofu, Inc.	3,500	53,634
Showa Sangyo Co., Ltd.	5,700	109,150
SIGMAXYZ Holdings, Inc.	7,200	61,860
Siix Corp. (d)	9,600	102,618
Silver Life Co., Ltd. (a)	900	9,244
Simplex Holdings, Inc.	700	12,939
Sinanen Holdings Co., Ltd.	1,800	43,592
Sinfonia Technology Co., Ltd.	7,400	88,381
Sinko Industries, Ltd. (d)	6,400	79,959
Sintokogio, Ltd.	13,500	85,015
SK-Electronics Co., Ltd.	2,700	36,369
SKY Perfect JSAT Holdings, Inc.	43,700	170,773
Smaregi, Inc. (a) (d)	1,200	25,676
SMK Corp.	1,700	31,667
SMS Co., Ltd.	8,200	198,976
Snow Peak, Inc. (d)	5,400	83,233
SNT Corp.	7,300	13,452
Soda Nikka Co., Ltd.	4,500	27,590
Sodick Co., Ltd.	14,500	83,320
Soft99 Corp.	5,100	49,366
Softcreate Holdings Corp.	4,600	62,996
Software Service, Inc.	900	60,517
Soiken Holdings, Inc.	2,100	3,995
Soken Chemical & Engineering Co. Ltd.	700	9,086
Solasto Corp.	12,800	61,431
Soliton Systems KK	2,500	20,646
Solxyz Co., Ltd.	1,400	3,703
Sotetsu Holdings, Inc.	12,100	207,129
Sotoh Co., Ltd.	3,100	19,368
Space Co., Ltd.	5,060	35,137
Sparx Group Co., Ltd.	5,840	63,934
SPK Corp.	3,400	44,450
Sprix, Inc.	1,300	8,596
SRA Holdings	3,100	68,329
SRE Holdings Corp. (a)	1,900	48,645
ST Corp.	4,100	48,354
St-Care Holding Corp.	2,300	13,244
St. Marc Holdings Co., Ltd.	5,100	66,734
Star Mica Holdings Co., Ltd.	6,000	31,555
Star Micronics Co., Ltd.	9,200	125,436
Starts Corp., Inc.	8,700	167,350
Starzen Co., Ltd.	3,700	60,761
Stella Chemifa Corp.	3,600	71,883

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Step Co., Ltd. (d)	3,300	$46,746
Strike Co., Ltd.	2,200	63,602
Studio Alice Co., Ltd.	2,900	46,888
Subaru Enterprise Co., Ltd.	100	6,988
Sugimoto & Co., Ltd.	3,000	46,918
Sumida Corp.	8,600	108,476
Suminoe Textile Co., Ltd.	1,400	22,113
Sumitomo Bakelite Co., Ltd.	7,900	308,863
Sumitomo Densetsu Co., Ltd.	5,400	104,346
Sumitomo Mitsui Construction Co., Ltd. (d)	40,360	117,017
Sumitomo Osaka Cement Co., Ltd. (d)	7,900	222,803
Sumitomo Riko Co., Ltd.	11,500	59,961
Sumitomo Seika Chemicals Co., Ltd.	2,700	88,431
Sumitomo Warehouse Co., Ltd. (The) (d)	14,700	241,592
Sun Frontier Fudousan Co., Ltd.	8,800	85,092
Sun-Wa Technos Corp.	3,000	44,106
Suncall Corp. (d)	8,300	37,215
Suruga Bank, Ltd.	39,500	138,380
Suzuki Co., Ltd.	3,300	25,218
SWCC Showa Holdings Co., Ltd. (d)	7,600	109,116
System Information Co., Ltd.	2,800	17,241
System Research Co., Ltd.	1,200	18,956
Systems Engineering Consultants Co., Ltd.	600	15,026
Systena Corp.	71,400	156,905
Syuppin Co., Ltd. (d)	6,100	39,448
T Hasegawa Co., Ltd.	6,500	146,290
T RAD Co., Ltd.	1,900	33,677
T&K Toka Co., Ltd. (d)	5,700	46,303
T-Gaia Corp.	6,000	75,674
Tachi-S Co., Ltd.	8,900	80,821
Tachibana Eletech Co., Ltd.	4,840	72,838
Tachikawa Corp.	3,100	31,387
Tadano, Ltd.	28,200	222,921
Taihei Dengyo Kaisha, Ltd.	3,700	113,371
Taiheiyo Cement Corp. (d)	2,400	45,095
Taiheiyo Kouhatsu, Inc.	2,100	12,815
Taiho Kogyo Co., Ltd.	6,400	30,738
Taikisha, Ltd.	6,700	186,721
Taiko Bank, Ltd. (The) (d)	3,100	26,040
Taisei Lamick Co., Ltd.	2,200	47,737
Taiyo Holdings Co., Ltd.	9,800	185,591
Takachiho Koheki Co., Ltd. (d)	400	7,479
Takamatsu Construction Group Co., Ltd.	4,700	71,969
Takamiya Co., Ltd.	5,200	16,944
Takano Co., Ltd.	4,600	24,682
Takaoka Toko Co., Ltd.	3,165	56,279
Takara & Co., Ltd.	1,300	22,050
Takara Bio, Inc. (d)	11,100	145,495
Takara Holdings, Inc. (d)	36,400	281,610
Takara Standard Co., Ltd.	8,300	92,138
Takasago International Corp.	3,600	71,239
Takasago Thermal Engineering Co., Ltd.	11,100	176,803
Takashima & Co., Ltd.	1,500	33,059
Takashimaya Co., Ltd.	3,800	55,435
Takemoto Yohki Co., Ltd.	1,200	7,600
Takeuchi Manufacturing Co., Ltd.	10,400	230,806
Takisawa Machine Tool Co., Ltd. (d)	2,200	20,703

Japan—(Continued)
Takuma Co., Ltd.	12,900	129,615
Tama Home Co., Ltd. (d)	4,800	132,924
Tamron Co., Ltd.	5,100	121,734
Tamura Corp. (d)	22,100	138,069
Tanseisha Co., Ltd.	11,750	68,509
Tatsuta Electric Wire and Cable Co., Ltd. (d)	14,200	76,050
Tayca Corp.	5,200	46,142
Tazmo Co., Ltd.	2,500	41,127
TBK Co., Ltd. (a)	8,000	16,855
TBS Holdings, Inc.	2,000	28,784
TDC Soft, Inc.	4,900	55,135
TechMatrix Corp.	9,800	110,250
Techno Medica Co., Ltd.	2,400	34,313
Techno Ryowa, Ltd.	4,800	31,522
Teijin, Ltd.	10,200	107,653
Teikoku Electric Manufacturing Co., Ltd. (d)	4,900	90,844
Teikoku Sen-I Co., Ltd.	4,900	61,192
Teikoku Tsushin Kogyo Co., Ltd.	3,000	34,308
Tekken Corp.	2,700	36,860
Temairazu, Inc.	700	25,050
Tenma Corp.	4,300	76,444
TERILOGY HOLDINGS	1,600	3,934
Tess Holdings Co., Ltd.	1,300	10,660
Tigers Polymer Corp.	2,200	7,410
TKC Corp.	7,400	205,343
TKP Corp. (a)	2,100	45,455
Toa Corp.	6,000	37,414
Toa Corp.	3,300	66,148
TOA ROAD Corp.	2,200	62,251
Toagosei Co., Ltd.	25,200	234,717
Tobishima Corp.	5,560	44,272
TOC Co., Ltd.	10,000	48,090
Tocalo Co., Ltd.	17,400	170,850
Tochigi Bank, Ltd. (The)	27,400	56,810
Toda Corp.	36,000	187,997
Toda Kogyo Corp. (a)	600	11,539
Toei Co., Ltd.	400	51,846
Toell Co., Ltd.	3,100	19,508
Toenec Corp.	1,900	48,919
Toho Bank, Ltd. (The)	57,800	94,806
Toho Co., Ltd.	2,700	44,901
Toho Gas Co., Ltd.	9,100	169,364
Toho Holdings Co., Ltd.	13,700	242,863
Toho Titanium Co., Ltd. (d)	9,800	163,592
Toho Zinc Co., Ltd. (d)	3,400	52,352
Tohoku Bank, Ltd. (The)	4,700	34,924
Tohokushinsha Film Corp.	4,800	25,648
Tokai Carbon Co., Ltd.	20,600	196,878
Tokai Corp.	5,800	86,754
TOKAI Holdings Corp.	24,700	162,727
Tokai Lease Co., Ltd.	1,600	15,981
Tokai Rika Co., Ltd.	14,000	172,486
Tokai Tokyo Financial Holdings, Inc. (d)	50,800	140,497
Token Corp.	1,760	105,662
Tokushu Tokai Paper Co., Ltd.	2,500	55,490
Tokuyama Corp. (d)	15,800	251,634
Tokyo Base Co., Ltd. (d)	4,100	15,150

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokyo Electron Device, Ltd.	2,000	$133,095
Tokyo Energy & Systems, Inc.	6,200	41,769
Tokyo Individualized Educational Institute, Inc. (d)	2,500	10,130
Tokyo Keiki, Inc.	4,200	38,574
Tokyo Kiraboshi Financial Group, Inc.	7,324	145,649
Tokyo Ohka Kogyo Co., Ltd.	1,600	93,202
Tokyo Rakutenchi Co., Ltd.	1,000	31,557
Tokyo Rope Manufacturing Co., Ltd.	2,800	24,754
Tokyo Sangyo Co., Ltd.	7,300	40,655
Tokyo Seimitsu Co., Ltd.	11,200	434,301
Tokyo Steel Manufacturing Co., Ltd. (d)	18,900	195,258
Tokyo Tekko Co., Ltd.	2,500	33,028
Tokyo Theatres Co., Inc.	2,900	24,813
Tokyotokeiba Co., Ltd.	4,200	128,430
Tokyu Construction Co., Ltd.	21,400	109,150
Toli Corp.	15,600	32,206
Tomato Bank, Ltd.	4,200	32,216
Tomen Devices Corp.	800	39,685
Tomoe Corp.	9,800	32,035
Tomoe Engineering Co., Ltd.	2,100	38,349
Tomoku Co., Ltd.	3,000	36,204
TOMONY Holdings, Inc. (d)	40,500	108,279
Tomy Co., Ltd.	23,200	259,581
Tonami Holdings Co., Ltd.	1,800	55,970
Topcon Corp.	28,800	389,389
Topre Corp. (d)	9,800	91,127
Topy Industries, Ltd.	4,800	71,770
Torex Semiconductor, Ltd. (d)	500	9,081
Toridolll Holdings Corp. (d)	11,600	238,297
Torigoe Co., Ltd. (The)	6,000	27,218
Torii Pharmaceutical Co., Ltd.	4,000	96,014
Torishima Pump Manufacturing Co., Ltd.	5,200	61,844
Tosei Corp.	9,300	103,473
Toshiba TEC Corp.	6,000	177,515
Totech Corp.	700	23,153
Totetsu Kogyo Co., Ltd.	7,200	147,267
Tottori Bank, Ltd. (The) (d)	3,700	32,038
Toukei Computer Co., Ltd.	300	15,113
Towa Bank, Ltd. (The)	11,500	47,314
Towa Corp. (d)	6,300	100,267
Towa Pharmaceutical Co., Ltd.	7,700	110,193
Toyo Construction Co., Ltd.	25,499	176,374
Toyo Corp.	7,900	81,400
Toyo Denki Seizo KK	3,200	22,264
Toyo Engineering Corp. (a)	10,800	46,207
Toyo Gosei Co., Ltd. (d)	800	54,921
Toyo Ink SC Holdings Co., Ltd.	8,900	138,194
Toyo Kanetsu KK	2,400	47,546
Toyo Machinery & Metal Co., Ltd.	6,000	26,738
Toyo Securities Co., Ltd.	14,100	33,681
Toyo Tanso Co., Ltd.	3,600	111,957
Toyo Tire Corp.	19,400	226,782
Toyo Wharf & Warehouse Co., Ltd.	2,500	25,416
Toyobo Co., Ltd.	23,600	185,377
Toyoda Gosei Co., Ltd.	2,300	39,713
TPR Co., Ltd.	7,300	73,917
Traders Holdings Co., Ltd. (d)	2,800	10,387

Japan—(Continued)
Trancom Co., Ltd. (d)	2,300	128,570
Trans Genic, Inc. (d)	2,700	6,769
Transaction Co., Ltd.	1,400	17,512
Transcosmos, Inc. (a)	4,200	99,422
TRE Holdings Corp.	1,800	19,471
Tri Chemical Laboratories, Inc.	6,000	110,830
Trusco Nakayama Corp.	11,300	191,802
TS Tech Co., Ltd.	20,700	262,927
TSI Holdings Co., Ltd.	14,405	69,121
Tsubaki Nakashima Co., Ltd.	13,000	94,229
Tsubakimoto Chain Co.	6,300	153,342
Tsubakimoto Kogyo Co., Ltd.	1,600	49,874
Tsugami Corp.	10,600	115,304
Tsukishima Kikai Co., Ltd.	7,200	59,321
Tsukuba Bank, Ltd.	26,700	42,991
Tsumura & Co.	16,200	321,929
Tsurumi Manufacturing Co., Ltd. (d)	4,500	70,608
Tsutsumi Jewelry Co., Ltd.	700	12,269
TV Asahi Holdings Corp.	6,300	71,796
TV Tokyo Holdings Corp.	1,800	33,688
TYK Corp.	6,000	14,971
UACJ Corp. (d)	7,985	159,388
UBE Corp.	24,700	383,463
Ubicom Holdings, Inc.	500	7,852
Uchida Yoko Co., Ltd.	2,600	96,662
Ueki Corp. (d)	2,200	22,231
ULS Group, Inc.	600	14,992
Ulvac, Inc.	6,800	296,578
Union Tool Co.	2,900	72,228
Unipres Corp.	10,600	73,832
United Arrows, Ltd.	3,100	44,974
United Super Markets Holdings, Inc. (d)	15,500	130,262
UNITED, Inc.	3,000	28,973
Unitika, Ltd. (a)	15,600	26,054
Universal Entertainment Corp. (a)	6,100	113,426
Urbanet Corp. Co., Ltd.	4,500	10,858
Usen-Next Holdings Co., Ltd.	2,700	52,404
Ushio, Inc.	25,500	321,835
UT Group Co., Ltd. (a)	6,600	123,174
UUUM Co., Ltd. (a) (d)	1,800	10,317
V Technology Co., Ltd.	2,700	57,227
V-Cube, Inc.	2,100	8,289
Valor Holdings Co., Ltd.	9,800	142,618
Valqua, Ltd.	5,500	143,282
Value HR Co., Ltd.	2,000	23,913
ValueCommerce Co., Ltd.	4,300	55,572
Vector, Inc.	8,200	94,459
Vertex Corp.	3,000	29,287
Village Vanguard Co., Ltd. (a) (d)	2,300	18,229
VINX Corp.	1,000	10,135
Vision, Inc. (a)	3,100	37,414
Vital KSK Holdings, Inc.	10,800	72,912
VT Holdings Co., Ltd.	24,300	93,137
Wacoal Holdings Corp.	11,200	210,361
Wacom Co., Ltd. (d)	39,500	206,556
Wakachiku Construction Co., Ltd.	2,800	80,906
Wakamoto Pharmaceutical Co., Ltd.	9,000	16,793

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Wakita & Co., Ltd.	9,700	$89,198
Warabeya Nichiyo Holdings Co., Ltd.	4,200	57,374
Waseda Academy Co., Ltd. (d)	1,400	13,049
Watahan & Co., Ltd.	3,200	34,338
Watts Co., Ltd.	1,900	10,075
WDB Holdings Co., Ltd.	2,700	40,489
Weathernews, Inc.	1,500	75,073
Welbe, Inc. (a) (d)	2,300	10,622
Wellnet Corp.	4,400	21,593
West Holdings Corp. (d)	5,629	137,987
Will Group, Inc.	4,200	34,375
WIN-Partners Co., Ltd. (d)	5,000	38,362
WingArc1st, Inc.	1,800	26,671
Wood One Co., Ltd.	2,600	28,127
World Co., Ltd.	5,000	55,960
World Holdings Co., Ltd.	2,500	48,546
Wowow, Inc.	2,200	20,815
Xebio Holdings Co., Ltd.	7,300	57,854
Y.A.C. Holdings Co., Ltd. (d)	500	10,421
YA-MAN, Ltd.	8,800	79,225
Yachiyo Industry Co., Ltd. (d)	3,900	33,097
Yahagi Construction Co., Ltd.	9,500	59,264
Yaizu Suisankagaku Industry Co., Ltd.	4,400	28,335
YAKUODO Holdings Co., Ltd.	2,900	54,627
YAMABIKO Corp.	10,200	101,615
YAMADA Consulting Group Co., Ltd.	3,100	35,870
Yamagata Bank, Ltd. (The)	6,900	52,834
Yamaguchi Financial Group, Inc. (d)	54,800	336,406
Yamaichi Electronics Co., Ltd.	7,500	111,740
Yamanashi Chuo Bank, Ltd. (The)	7,800	67,466
Yamatane Corp.	3,400	43,217
Yamato Corp.	6,600	43,906
Yamaura Corp. (d)	2,800	23,115
Yamaya Corp. (d)	1,150	22,605
Yamazawa Co., Ltd. (d)	1,000	9,795
Yamazen Corp.	16,300	125,338
Yaoko Co., Ltd.	2,600	135,365
Yashima Denki Co., Ltd. (d)	7,500	68,617
Yasuda Logistics Corp.	4,900	38,361
Yasunaga Corp. (d)	1,700	13,193
Yellow Hat, Ltd.	10,300	141,815
Yodogawa Steel Works, Ltd.	5,500	113,138
Yokogawa Bridge Holdings Corp.	9,200	150,426
Yokorei Co., Ltd.	14,000	101,394
Yokowo Co., Ltd.	4,300	67,993
Yomeishu Seizo Co., Ltd.	2,400	33,809
Yondenko Corp.	2,400	34,226
Yondoshi Holdings, Inc. (d)	4,600	62,010
Yonex Co., Ltd.	9,500	103,225
Yorozu Corp.	6,500	41,700
Yoshinoya Holdings Co., Ltd. (d)	17,200	315,585
Yotai Refractories Co., Ltd.	4,100	47,008
Yuasa Funashoku Co., Ltd. (a)	1,300	27,266
Yuasa Trading Co., Ltd. (d)	4,800	137,401
Yuken Kogyo Co., Ltd.	1,300	18,821
Yukiguni Maitake Co., Ltd.	2,100	15,875
Yurtec Corp.	12,000	75,264

Japan—(Continued)
Yushin Precision Equipment Co., Ltd.	2,900	16,637
Yushiro Chemical Industry Co., Ltd.	3,700	23,913
Yutaka Giken Co., Ltd.	600	7,955
Zaoh Co., Ltd. (d)	800	13,604
Zenrin Co., Ltd.	9,750	61,448
ZERIA Pharmaceutical Co., Ltd.	2,800	47,477
ZIGExN Co., Ltd.	8,400	30,670
Zojirushi Corp.	800	9,675
Zuiko Corp.	4,000	31,629

		125,134,338

Jersey, Channel Islands—0.1%
Centamin plc	366,127	469,805
JTC plc	2,611	22,716

		492,521

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,366	215,974
VP Bank AG - Class A	1,049	112,408

		328,382

Luxembourg—0.3%
ADLER Group S.A. (a) (d)	1,495	1,466
APERAM S.A.	13,472	504,834
Befesa S.A.	8,555	387,101
L’Occitane International S.A.	51,500	128,772
SES S.A.	84,181	552,053

		1,574,226

Macau—0.0%
MECOM Power and Construction, Ltd. (d)	141,000	29,517
SJM Holdings, Ltd. (a) (d)	351,249	174,270

		203,787

Malta—0.0%
Gaming Innovation Group, Inc. (a)	5,882	14,039

Mongolia—0.0%
Mongolian Mining Corp. (a)	33,000	13,081

Netherlands—2.1%
Aalberts NV	24,095	1,136,656
Acomo NV	2,850	68,458
Alfen NV (a) (d)	4,827	384,420
AMG Advanced Metallurgical Group NV	10,120	431,689
Arcadis NV	18,701	765,714
ASR Nederland NV	10,374	413,543
Basic-Fit NV (a) (d)	8,733	344,917
BE Semiconductor Industries NV	16,004	1,399,653
Beter Bed Holding NV (d)	5,373	17,772
Brack Capital Properties NV (a)	856	102,090
Brunel International NV	5,820	80,655
Corbion NV	16,447	539,323
CTP NV	6,792	87,986
Flow Traders Ltd.	10,451	302,978

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
ForFarmers NV (d)	10,101	$35,732
Fugro NV (a)	23,967	303,821
Heijmans NV	6,019	82,660
Kendrion NV	3,629	61,077
Koninklijke BAM Groep NV (a)	68,574	163,144
Koninklijke Vopak NV	13,444	473,839
Lucas Bols B.V. (a)	1,325	16,237
MFE-MediaForEurope NV - Class A	184,032	84,749
MFE-MediaForEurope NV - Class B (d)	95,311	65,102
Nedap NV	1,849	116,423
New World Resources plc - Class A (a) (b) (c)	11,898	0
OCI NV	5,473	185,786
Ordina NV	23,469	152,074
Pharming Group NV (a) (d)	76,183	101,441
PostNL NV	93,743	170,059
Rhi Magnesita NV (d)	4,696	129,425
SBM Offshore NV	31,084	461,236
Shop Apotheke Europe NV (a)	680	61,576
SIF Holding NV (d)	1,259	16,398
Signify NV	28,840	961,614
Sligro Food Group NV	6,049	103,420
SNS REAAL NV (a) (b) (c)	105,329	0
TKH Group NV	11,770	613,833
TomTom NV (a)	22,362	183,811
Van Lanschot Kempen NV	6,057	184,895

		10,804,206

New Zealand—0.5%
Air New Zealand, Ltd. (a)	216,039	103,587
Arvida Group, Ltd. (d)	93,358	54,292
Briscoe Group, Ltd.	13,123	37,495
Channel Infrastructure NZ, Ltd. (d)	39,302	37,112
Chorus, Ltd.	70,298	369,786
Delegat Group, Ltd.	6,671	34,532
Eroad, Ltd. (a) (d)	4,808	1,864
Freightways, Ltd. (d)	25,733	152,228
Gentrack Group, Ltd. (a)	7,810	13,805
Hallenstein Glasson Holdings, Ltd.	13,182	47,787
Heartland Group Holdings, Ltd.	122,296	119,393
Investore Property, Ltd. (REIT) (d)	46,089	40,685
KMD Brands Ltd.	106,864	73,573
Manawa Energy, Ltd. (d)	13,980	43,462
Michael Hill International, Ltd.	82,929	55,103
NZME, Ltd.	71,247	48,646
NZX, Ltd.	79,447	61,158
Oceania Healthcare, Ltd.	111,548	50,950
Pacific Edge, Ltd. (a)	89,677	24,127
PGG Wrightson, Ltd.	5,854	15,764
Pushpay Holdings, Ltd. (a)	129,936	112,946
Restaurant Brands New Zealand, Ltd.	7,507	31,611
Sanford, Ltd.	17,782	45,588
Scales Corp., Ltd. (d)	25,709	52,093
Serko, Ltd. (a)	5,880	8,805
Skellerup Holdings, Ltd. (d)	34,311	112,339
SKY Network Television, Ltd.	38,232	60,272
SKYCITY Entertainment Group, Ltd.	151,644	226,702

New Zealand—(Continued)
Steel & Tube Holdings, Ltd.	51,732	34,609
Summerset Group Holdings, Ltd.	22,516	123,943
Synlait Milk, Ltd. (a)	17,226	22,950
Tourism Holdings, Ltd. (a)	26,255	65,849
TOWER, Ltd.	53,852	20,722
Turners Automotive Group, Ltd.	8,394	17,635
Warehouse Group, Ltd. (The)	26,369	30,611

		2,352,024

Norway—0.8%
2020 Bulkers, Ltd. (d)	3,023	30,590
ABG Sundal Collier Holding ASA	134,443	78,311
AF Gruppen ASA	720	10,241
Akastor ASA (a) (d)	47,184	51,442
Aker Carbon Capture ASA (a)	38,063	53,997
Aker Solutions ASA	12,676	46,343
AMSC ASA (d)	16,816	66,658
Arcticzymes Technologies ASA (a) (d)	4,578	18,126
Atea ASA	18,057	220,757
Axactor ASA (a)	50,628	31,025
B2Holding ASA	54,575	37,981
Belships ASA (d)	6,016	11,630
Bonheur ASA	6,131	136,115
Borregaard ASA	9,707	162,883
Bouvet ASA	9,623	59,278
BW Energy, Ltd. (a)	26,020	67,478
BW Offshore, Ltd.	24,958	70,863
Cloudberry Clean Energy ASA (a)	5,774	6,313
Crayon Group Holding ASA (a)	9,599	79,122
DNO ASA	116,360	114,432
Europris ASA	48,402	336,762
Grieg Seafood ASA	13,378	104,754
Hexagon Composites ASA (a)	36,341	115,613
IDEX Biometrics ASA (a)	200,592	19,094
Itera ASA	17,553	21,078
Kahoot ASA (a)	28,011	64,201
Kid ASA	4,010	32,722
Kitron ASA	28,832	101,634
Kongsberg Automotive ASA (a)	222,670	50,980
Medistim ASA	1,762	50,197
MPC Container Ships ASA	39,419	62,795
Multiconsult ASA	1,528	21,581
Nekkar ASA (a)	8,927	5,330
Norske Skog ASA (a)	5,807	32,135
Norwegian Air Shuttle ASA (a)	68,212	70,338
Norwegian Energy Co. ASA (a) (d)	3,930	131,480
Odfjell Drilling, Ltd. (a)	25,648	65,235
Odfjell SE - A Shares	1,949	17,578
OKEA ASA	884	2,672
Otello Corp. ASA	150	107
Pareto Bank ASA	2,287	11,616
PGS ASA (a) (d)	142,218	132,743
Protector Forsikring ASA	18,584	246,784
REC Silicon ASA (a) (d)	64,361	107,539
Scatec ASA	7,609	50,824
Selvaag Bolig ASA	13,262	46,941

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Sparebank 1 Oestlandet	1,802	$19,589
SpareBank 1 Sorost-Norge (d)	3,854	18,408
Sparebanken More	2,450	18,188
Stolt-Nielsen, Ltd.	6,538	208,412
Treasure ASA	21,003	36,727
Ultimovacs ASA (a)	1,682	18,367
Veidekke ASA	28,524	303,025
Wilh Wilhelmsen Holding ASA - Class A	2,124	53,219
XXL ASA	45,078	10,873

		3,943,126

Peru—0.0%
Hochschild Mining plc	95,965	99,914

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	13,736

Poland—0.0%
InPost S.A. (a)	1,719	15,745

Portugal—0.4%
Altri SGPS S.A. (d)	22,337	115,138
Banco Comercial Portugues S.A. - Class R	2,143,248	475,455
Corticeira Amorim SGPS S.A.	2,047	22,219
CTT-Correios de Portugal S.A.	39,990	156,909
Greenvolt-Energias Renovaveis S.A. (a) (d)	7,502	54,031
Mota-Engil SGPS S.A.	25,385	43,757
Navigator Co. S.A. (The)	64,155	229,463
NOS SGPS S.A.	74,998	342,928
Novabase SGPS S.A.	7,827	40,754
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	358,561
Sonae SGPS S.A.	276,742	302,008

		2,141,223

Singapore—1.1%
Abterra, Ltd. (a) (b) (c)	51,720	0
AEM Holdings, Ltd.	46,700	112,436
Avarga, Ltd. (a)	46,000	7,073
Banyan Tree Holdings, Ltd. (a)	97,700	26,844
Best World International, Ltd. (a)	17,862	33,129
BOC Aviation, Ltd.	3,700	28,548
Bonvests Holdings, Ltd.	18,000	13,188
Boustead Singapore, Ltd.	82,025	50,877
Bukit Sembawang Estates, Ltd.	56,100	173,492
BW LPG, Ltd.	21,752	163,642
Capitaland India Trust	219,100	179,867
Centurion Corp., Ltd.	98,400	25,906
China Aviation Oil Singapore Corp., Ltd.	55,000	40,616
Chuan Hup Holdings, Ltd.	125,000	19,756
ComfortDelGro Corp., Ltd.	398,200	353,903
COSCO Shipping International Singapore Co., Ltd. (a)	214,300	26,444
Creative Technology, Ltd. (a)	16,300	17,579
CSE Global, Ltd.	114,300	29,656
CW Group Holdings, Ltd. (a) (b) (c)	106,000	0
Delfi, Ltd.	80,600	68,662
Ezion Holdings, Ltd. (a) (b) (c)	753,729	1

Singapore—(Continued)
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard, Ltd.	76,120	58,941
First Resources, Ltd.	120,500	142,951
Food Empire Holdings, Ltd.	54,000	41,468
Fraser and Neave, Ltd.	36,400	29,552
Frencken Group, Ltd.	57,600	49,372
Fu Yu Corp., Ltd.	98,800	16,430
Gallant Venture, Ltd. (a)	257,900	25,193
Geo Energy Resources, Ltd.	155,000	38,431
Golden Agri-Resources, Ltd.	1,125,500	241,576
Golden Energy & Resources, Ltd. (a)	69,000	51,280
GuocoLand, Ltd.	68,800	81,447
Hafnia, Ltd.	14,810	84,836
Haw Par Corp., Ltd.	18,900	138,658
Hiap Hoe, Ltd.	58,000	33,123
Ho Bee Land, Ltd.	49,800	84,344
Hong Fok Corp., Ltd.	90,940	69,845
Hong Leong Asia, Ltd.	52,600	26,605
Hong Leong Finance, Ltd.	43,900	82,163
Hotel Grand Central, Ltd.	26,435	17,853
Hour Glass, Ltd. (The)	68,400	111,911
Hrnet Group, Ltd.	67,700	41,438
Hyflux, Ltd. (a) (b) (c)	179,500	0
iFAST Corp., Ltd.	25,500	94,506
IGG, Inc. (a)	227,000	89,204
Indofood Agri Resources, Ltd.	152,000	35,633
InnoTek, Ltd.	17,400	6,355
Japfa, Ltd.	98,670	17,109
Keppel Infrastructure Trust	784,218	309,526
KSH Holdings, Ltd.	25,700	6,592
Low Keng Huat Singapore, Ltd.	122,600	37,771
Metro Holdings, Ltd.	141,600	65,478
Mewah International, Inc.	110,000	24,797
Midas Holdings, Ltd. (a) (b) (c)	452,000	0
mm2 Asia, Ltd. (a)	299,600	9,468
Nanofilm Technologies International, Ltd.	29,200	35,679
NetLink NBN Trust	345,500	223,470
NSL, Ltd.	15,000	9,693
Overseas Union Enterprise, Ltd.	70,300	62,883
Oxley Holdings, Ltd.	268,718	28,270
Pan-United Corp., Ltd.	53,750	15,755
Propnex, Ltd.	7,700	11,205
PSC Corp, Ltd.	19,000	4,779
Q&M Dental Group Singapore, Ltd.	50,160	12,075
QAF, Ltd.	74,167	47,460
Raffles Education, Ltd. (a)	335,506	12,849
Raffles Medical Group, Ltd.	202,111	226,970
Rickmers Maritime (a) (b) (c)	110,000	0
SATS, Ltd. (a)	123,039	258,915
SBS Transit, Ltd.	25,600	52,546
Sheng Siong Group, Ltd.	146,100	185,830
SHS Holdings, Ltd. (a)	47,000	5,086
SIA Engineering Co., Ltd. (a)	55,200	93,544
SIIC Environment Holdings, Ltd.	220,300	31,845
Sinarmas Land, Ltd.	618,500	85,621
Sing Holdings, Ltd.	82,000	21,264
Singapore Land Group, Ltd.	20,800	34,154

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Singapore Post, Ltd.	259,000	$97,436
Stamford Land Corp., Ltd.	304,601	91,491
StarHub, Ltd.	117,100	91,456
Straits Trading Co., Ltd.	8,024	13,402
Swiber Holdings, Ltd. (a) (b) (c)	117,749	0
Thomson Medical Group, Ltd.	328,600	16,592
Tuan Sing Holdings, Ltd.	184,839	45,996
UMS Holdings, Ltd.	145,312	121,909
United Overseas Insurance, Ltd.	4,000	19,086
UOB-Kay Hian Holdings, Ltd.	128,856	137,546
Venture Corp., Ltd.	7,300	97,238
Vicom, Ltd.	26,000	36,554
Wee Hur Holdings, Ltd.	85,000	13,413
Wing Tai Holdings, Ltd.	109,921	123,118
XP Power, Ltd.	336	8,447
Yeo Hiap Seng, Ltd.	20,155	10,227

		5,919,280

South Africa—0.1%
Mediclinic International plc	122,923	754,419

Spain—2.4%
Acerinox S.A.	39,911	411,136
Alantra Partners S.A.	6,139	72,592
Almirall S.A.	19,413	181,228
Amper S.A. (a)	224,339	37,335
Applus Services S.A.	33,014	257,646
Atresmedia Corp. de Medios de Comunicacion S.A.	26,979	101,799
Azkoyen S.A.	3,142	22,152
Banco de Sabadell S.A. (d)	1,485,718	1,597,338
Bankinter S.A. (d)	169,125	960,404
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings S.A.	12,772	318,761
Cie Automotive S.A.	12,311	354,337
Construcciones y Auxiliar de Ferrocarriles S.A.	5,033	139,775
Distribuidora Internacional de Alimentacion S.A. (a)	2,455,491	39,476
Ebro Foods S.A.	14,580	258,005
eDreams ODIGEO S.A. (a)	17,603	108,503
Elecnor S.A.	8,759	109,750
Enagas S.A.	57,452	1,103,641
Ence Energia y Celulosa S.A (d)	36,246	135,032
Ercros S.A.	20,859	98,670
Faes Farma S.A.	83,693	286,003
Fluidra S.A. (d)	14,698	259,149
Fomento de Construcciones y Contratas S.A.	4,959	48,430
Gestamp Automocion S.A.	22,065	99,996
Global Dominion Access S.A.	22,659	88,741
Grenergy Renovables S.A. (a) (d)	1,152	35,129
Grupo Catalana Occidente S.A.	8,863	279,689
Grupo Empresarial San Jose S.A. (d)	8,320	37,114
Iberpapel Gestion S.A.	1,128	19,636
Indra Sistemas S.A.	42,149	570,975
Laboratorios Farmaceuticos Rovi S.A.	4,330	181,203
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros (d)	186,237	200,558
Mapfre S.A.	182,747	368,663
Melia Hotels International S.A. (a) (d)	31,617	204,571

Spain—(Continued)
Miquel y Costas & Miquel S.A.	8,745	115,167
Neinor Homes S.A.	4,237	41,648
Obrascon Huarte Lain S.A. (a)	47,913	27,592
Pharma Mar S.A.	2,214	106,237
Prim S.A.	3,013	35,278
Promotora de Informaciones S.A. - Class A (a) (d)	83,921	33,109
Prosegur Cash S.A.	28,432	21,821
Prosegur Cia de Seguridad S.A. (d)	49,013	97,500
Realia Business S.A. (a)	133,379	147,520
Sacyr S.A.	134,204	431,892
Solaria Energia y Medio Ambiente S.A. (a)	19,439	350,215
Talgo S.A. (d)	22,594	76,646
Tecnicas Reunidas S.A. (a)	11,115	121,964
Tubacex S.A. (a)	28,472	75,227
Unicaja Banco S.A. (d)	267,421	287,417
Vidrala S.A.	5,686	621,799
Viscofan S.A.	10,515	753,418
Vocento S.A.	18,128	13,804

		12,345,691

Sweden—2.5%
AcadeMedia AB	21,250	105,653
AddLife AB - Class B	571	5,188
AddNode Group AB	29,228	352,001
AFRY AB	18,238	329,169
Alimak Group AB (d)	20,850	148,572
Alligo AB - Class B	8,890	104,527
Ambea AB	4,741	16,582
Annehem Fastigheter AB - Class B (a)	7,859	14,397
AQ Group AB	654	24,164
Arise AB (a)	4,852	25,710
Arjo AB - B Shares	55,404	216,747
Atrium Ljungberg AB - B Shares	5,206	85,057
Attendo AB (a)	28,610	81,884
Beijer Alma AB (d)	13,962	277,872
Beijer Electronics Group AB	7,843	73,415
Bergman & Beving AB	10,176	125,862
Besqab AB (d)	1,061	3,377
Betsson AB - Class B	39,536	375,882
BHG Group AB (a) (d)	13,680	12,632
Bilia AB - A Shares	22,345	275,963
Biogaia AB - B Shares	3,014	26,646
BioInvent International AB (a)	2,421	6,954
Biotage AB	16,595	211,628
Bonava AB - B Shares	18,068	37,853
Boozt AB (a)	5,455	66,494
Bravida Holding AB	13,624	153,392
Bufab AB	8,362	223,511
Bulten AB	4,294	36,494
Bure Equity AB	9,861	235,716
Byggmax Group AB	18,326	65,103
Catella AB	2,281	7,687
Catena AB	4,885	181,075
Cellavision AB	2,146	38,318
Cibus Nordic Real Estate AB	2,907	30,368
Clas Ohlson AB - B Shares (d)	12,720	94,666

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Cloetta AB - B Shares	61,762	$130,257
Collector Bank AB (a)	5,059	17,506
Coor Service Management Holding AB	24,209	154,421
Corem Property Group AB - Class B	33,644	23,530
Corem Property Group AB - Class D (d)	1,405	21,922
Dios Fastigheter AB	26,164	173,925
Duni AB (a)	10,660	96,184
Dustin Group AB (a)	18,802	68,590
Eastnine AB (d)	7,088	68,203
Elanders AB - B Shares	1,453	22,598
Electrolux Professional AB - Class B	46,563	243,741
Eltel AB (a)	18,428	14,810
Enea AB (a) (d)	4,082	38,638
Eolus Vind AB - B Shares	935	7,419
eWork Group AB (d)	2,864	46,248
Fagerhult AB	19,392	115,838
Fastighets AB Trianon	3,988	6,778
FastPartner AB - Class A	10,644	61,437
Ferronordic AB (a)	275	2,259
Fingerprint Cards AB - Class B (a) (d)	37,915	12,037
FormPipe Software AB	2,450	6,149
G5 Entertainment AB	208	4,294
GARO AB	4,784	35,298
Granges AB	31,689	301,860
Heba Fastighets AB - Class B	19,054	52,416
HMS Networks AB	3,728	152,666
Hoist Finance AB (a)	12,983	28,097
Humana AB (a)	6,890	9,802
Instalco AB (d)	38,975	188,010
Inwido AB	16,291	173,168
ITAB Shop Concept AB (a)	1,944	2,299
JM AB (d)	14,820	246,242
Karnov Group AB (a)	14,120	73,920
Know It AB	6,672	132,877
Lagercrantz Group AB - B Shares	27,910	349,797
Lime Technologies AB	1,294	28,782
Lindab International AB	21,935	336,173
Loomis AB	12,622	432,056
MEKO AB	11,543	137,615
MIPS AB (d)	5,892	297,421
Modern Times Group MTG AB - Class B	23,462	170,272
Momentum Group AB (a)	8,890	68,935
Munters Group AB	20,599	190,279
Mycronic AB	17,551	432,340
NCAB Group AB	20,370	120,270
NCC AB - B Shares	17,089	151,381
Nederman Holding AB	7,692	125,694
Net Insight AB - Class B (a)	74,697	41,891
New Wave Group AB - B Shares	18,510	317,298
Nilorngruppen AB - B Shares	1,106	7,670
Nobia AB	40,224	69,008
Nolato AB - B Shares	52,647	266,980
Nordic Paper Holding AB	2,747	11,878
Nordic Waterproofing Holding AB	6,754	105,962
Note AB (a)	1,582	35,248
NP3 Fastigheter AB	8,531	154,255
Nyfosa AB	44,721	311,311

Sweden—(Continued)
OEM International AB - B Shares	22,800	201,535
Orron Energy AB	9,493	12,488
Ovzon AB (a)	673	2,452
Peab AB - Class B	15,067	75,529
Platzer Fastigheter Holding AB - Class B	15,422	119,780
Pricer AB - B Shares	32,212	45,665
Proact IT Group AB	8,496	90,396
Ratos AB - B Shares (d)	61,820	188,918
RaySearch Laboratories AB (a)	7,859	58,503
Rejlers AB	1,659	26,255
Rottneros AB	26,936	42,353
Scandi Standard AB (a)	18,069	90,373
Scandic Hotels Group AB (a)	33,911	114,031
Sdiptech AB - Class B (a)	3,676	85,486
Sensys Gatso Group AB (a)	223,283	23,023
SkiStar AB	13,849	166,568
Softronic AB - B Shares	3,875	7,824
Solid Forsakring AB (a)	2,708	17,067
Stendorren Fastigheter AB (a)	1,576	26,340
Stillfront Group AB (a)	27,529	53,211
Systemair AB	22,572	189,404
Tethys Oil AB	2,076	10,966
TF Bank AB	690	8,887
Troax Group AB	11,680	243,202
VBG Group AB - B Shares	2,387	39,685
Viaplay Group AB - Class B (a)	2,551	65,123
Vitec Software Group AB - B Shares	5,431	279,243
Volati AB	1,043	9,469

		13,260,290

Switzerland—7.9%
Accelleron Industries AG (a)	3,637	86,268
Adecco Group AG	23,812	866,678
Aevis Victoria S.A.	730	14,721
Allreal Holding AG	4,049	683,566
ALSO Holding AG	2,049	417,245
APG SGA S.A.	390	75,716
Arbonia AG	14,726	176,012
Aryzta AG (a)	240,805	408,911
Ascom Holding AG	3,201	28,282
Autoneum Holding AG (a) (d)	992	147,773
Baloise Holding AG	8,025	1,252,199
Banque Cantonale de Geneve	750	160,673
Banque Cantonale Vaudoise	4,941	466,110
Basilea Pharmaceutica AG (a)	1,007	55,150
Belimo Holding AG	2,620	1,263,981
Bell Food Group AG	693	212,500
Bellevue Group AG	3,322	119,906
Berner Kantonalbank AG	1,236	309,366
BKW AG	6,201	974,667
Bossard Holding AG - Class A	2,082	525,147
Bucher Industries AG	2,031	949,591
Burckhardt Compression Holding AG	714	443,568
Burkhalter Holding AG	734	69,866
Bystronic AG	418	302,250
Calida Holding AG	1,703	78,199

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Carlo Gavazzi Holding AG	124	$42,018
Cembra Money Bank AG	8,593	675,073
Cicor Technologies, Ltd. (a)	644	32,030
Cie Financiere Tradition S.A.	601	75,547
Clariant AG	59,367	985,120
Coltene Holding AG	1,092	85,962
Comet Holding AG	1,743	484,952
Daetwyler Holding AG	1,258	259,457
DKSH Holding AG	10,401	837,953
dormakaba Holding AG	861	368,772
Dufry AG (a) (d)	20,467	911,606
EDAG Engineering Group AG	3,171	36,127
EFG International AG	23,424	229,269
Emmi AG	657	660,309
Energiedienst Holding AG	4,275	193,915
Evolva Holding S.A. (a) (d)	84,327	7,028
Feintool International Holding AG (d)	1,764	44,828
Fenix Outdoor International AG	1,091	90,620
Ferrexpo plc	27,630	40,151
Flughafen Zurich AG (a)	5,491	1,007,724
Forbo Holding AG	297	429,513
Fundamenta Real Estate AG	4,539	80,630
Galenica AG	13,396	1,132,795
GAM Holding AG (a) (d)	62,659	37,958
Georg Fischer AG	25,460	1,980,817
Gurit Holding AG - Class BR (d)	1,430	129,560
Helvetia Holding AG	10,528	1,469,202
Hiag Immobilien Holding AG	1,482	129,097
Highlight Communications AG (a)	7,829	30,796
HOCHDORF Holding AG (a) (d)	174	4,356
Huber & Suhner AG	4,892	419,670
Hypothekarbank Lenzburg AG	3	14,228
Implenia AG	4,729	198,156
Ina Invest Holding AG (a) (d)	1,388	27,302
Inficon Holding AG	501	542,703
Interroll Holding AG	220	790,285
Intershop Holding AG	394	286,901
Investis Holding S.A.	421	45,534
IWG plc (a)	194,505	396,156
Jungfraubahn Holding AG (a)	970	140,823
Kardex Holding AG	2,137	463,101
Komax Holding AG	1,175	329,350
Kudelski S.A. (d)	13,221	28,724
Landis & Gyr Group AG	4,662	358,132
LEM Holding S.A.	166	356,677
Luzerner Kantonalbank AG	856	378,503
Medacta Group S.A.	1,064	115,688
Medmix AG	5,258	109,777
Meier Tobler Group AG	1,744	89,284
Metall Zug AG - B Shares	62	128,443
Mikron Holding AG	2,145	27,658
Mobilezone Holding AG	13,629	222,971
Mobimo Holding AG (d)	2,109	549,639
Novavest Real Estate AG	468	20,462
OC Oerlikon Corp. AG	58,471	329,571
Orascom Development Holding AG (a) (d)	4,230	33,770
Orell Fuessli AG (d)	331	27,890

Switzerland—(Continued)
Orior AG	1,947	173,010
Phoenix Mecano AG	244	102,680
Plazza AG - Class A	222	75,637
PSP Swiss Property AG	13,459	1,529,535
Resurs Holding AB	27,086	60,356
Rieter Holding AG (d)	686	72,024
Romande Energie Holding S.A.	111	140,435
Schaffner Holding AG (d)	204	60,426
Schweiter Technologies AG	308	233,185
Schweizerische Nationalbank (d)	5	23,455
Sensirion Holding AG (a)	2,180	238,984
SFS Group AG	5,311	689,982
Siegfried Holding AG	1,195	879,980
SIG Group AG	2,682	68,997
St. Galler Kantonalbank AG	810	436,000
Stadler Rail AG	1,383	54,026
Sulzer AG	5,258	445,702
Swiss Prime Site AG	15,133	1,259,846
Swiss Steel Holding AG (a) (d)	161,565	23,088
Swissquote Group Holding S.A.	3,768	738,844
Temenos AG	15,465	1,076,477
TX Group AG	920	107,623
U-Blox Holding AG	2,199	307,310
V-ZUG Holding AG (a)	780	70,501
Valiant Holding AG	5,102	547,817
VAT Group AG	2,157	779,247
Vaudoise Assurances Holding S.A.	261	129,293
Vetropack Holding AG	3,874	195,228
Von Roll Holding AG (a) (d)	16,704	14,624
Vontobel Holding AG	7,918	514,762
VZ Holding AG	4,180	342,788
Walliser Kantonalbank (d)	1,345	160,409
Warteck Invest AG	53	119,334
Ypsomed Holding AG	692	145,748
Zehnder Group AG	3,277	267,554
Zug Estates Holding AG - B Shares	83	157,169
Zuger Kantonalbank AG	45	385,626

		41,640,630

Taiwan—0.0%
FIT Hon Teng, Ltd. (a)	80,000	18,813

Tanzania—0.0%
Helios Towers plc (a)	110,176	142,061

United Arab Emirates—0.0%
Borr Drilling, Ltd. (a) (d)	7,416	56,213
Borr Drilling, Ltd. (ADR) (a) (d)	11,624	89,227
Network International Holdings plc (a)	11,307	34,232
Shelf Drilling, Ltd. (a)	19,770	47,854

		227,526

United Kingdom—11.2%
4imprint Group plc	7,046	420,340
888 Holdings plc (a)	95,449	61,172
A.G. Barr plc	33,154	206,287

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
accesso Technology Group plc (a)	2,402	$20,600
Advanced Medical Solutions Group plc	23,347	63,919
AJ Bell plc	59,750	254,455
Alfa Financial Software Holdings plc	10,992	18,511
Alliance Pharma plc (d)	95,282	81,183
Anglo-Eastern Plantations plc	5,782	58,477
Ascential plc (a)	79,762	237,257
Ashmore Group plc	97,994	289,471
ASOS plc (a)	1,729	17,628
Avon Protection plc	8,677	99,223
Babcock International Group plc (a)	152,440	563,156
Bakkavor Group plc (d)	12,493	16,057
Balfour Beatty plc	181,242	832,916
Beazley plc	152,591	1,125,078
Begbies Traynor Group plc	20,686	32,429
Bellway plc	23,206	633,032
Bloomsbury Publishing plc	28,218	155,252
Bodycote plc	59,365	477,826
boohoo Group plc (a)	12,408	9,158
BRAEMAR plc	7,120	26,562
Breedon Group plc	12,862	12,137
Britvic plc	74,790	824,065
Brooks Macdonald Group plc	486	11,095
Bytes Technology Group plc	44,836	214,920
Capita plc (a)	344,633	155,661
Capricorn Energy plc (a)	170,133	490,081
Card Factory plc (a)	103,756	111,528
Carr’s Group plc	19,239	30,616
Castings plc	2,870	12,195
Cazoo Group Ltd. (a) (d)	1,396	3,476
Centaur Media plc	92,526	55,938
Central Asia Metals plc	20,359	59,577
Chemring Group plc	94,962	325,869
Chesnara plc	50,709	187,869
Clarkson plc	8,219	313,858
Close Brothers Group plc	45,801	509,709
CMC Markets plc	42,124	91,819
Coats Group plc	319,324	290,660
Computacenter plc	22,674	600,970
Concentric AB	9,871	202,010
Costain Group plc (a)	35,950	24,163
Cranswick plc	15,838	586,086
Crest Nicholson Holdings plc	83,456	225,018
Currys plc	250,394	181,517
CVS Group plc	15,668	359,330
De La Rue plc (a)	52,440	33,550
Deliveroo plc (a)	47,768	54,238
Devro plc	56,716	229,499
DFS Furniture plc	51,390	86,254
Dialight plc (a) (d)	5,140	12,706
Dignity plc (a)	11,061	72,345
Diploma plc	21,892	760,824
Direct Line Insurance Group plc	95,434	162,484
DiscoverIE Group plc	22,813	217,378
Domino’s Pizza Group plc	124,310	440,097
dotdigital group plc	41,626	49,138
Dr. Martens plc	56,127	98,881

United Kingdom—(Continued)
Drax Group plc	123,481	924,899
Dunelm Group plc	27,630	377,696
DWF Group plc	31,362	25,941
easyJet plc (a)	5,538	35,564
Ecora Resources plc	51,447	75,117
EKF Diagnostics Holdings plc	38,020	14,626
Elementis plc (a)	188,304	276,795
EMIS Group plc	13,707	253,619
Energean plc	27,001	434,980
EnQuest plc (a)	515,849	118,336
Epwin Group plc	14,369	12,763
Ergomed plc (a)	6,678	84,368
Essentra plc	94,236	224,925
FD Technologies plc (a)	3,285	69,460
FDM Group Holdings plc	21,321	190,720
Fevertree Drinks plc	23,602	373,915
Firstgroup plc	145,351	186,520
Flex LNG, Ltd.	5,514	181,744
Flowtech Fluidpower plc (d)	6,703	8,578
Forterra plc	58,426	143,312
Foxtons Group plc	74,860	37,172
Frasers Group plc (a)	41,601	399,853
Frontier Developments plc (a)	3,312	19,195
Fuller Smith & Turner plc - Class A	9,279	53,237
Funding Circle Holdings plc (a)	10,326	6,838
Galliford Try Holdings plc	39,862	84,913
Games Workshop Group plc	8,487	1,011,995
Gamma Communications plc	15,986	213,501
Gem Diamonds, Ltd.	44,142	14,271
Genel Energy plc	14,530	20,975
Genuit Group plc	68,299	235,955
Georgia Capital plc (a)	7,105	68,812
Gooch & Housego plc (d)	2,212	12,264
Goodwin plc	188	8,678
Grafton Group plc	62,887	688,622
Grainger plc	208,838	600,929
Greggs plc	29,520	1,013,204
Gulf Keystone Petroleum, Ltd.	64,377	115,814
Gym Group plc (The) (a)	49,004	55,725
H&T Group plc (d)	1,027	5,334
Halfords Group plc	72,677	156,745
Harworth Group plc	4,382	5,871
Hays plc	457,753	630,916
Headlam Group plc	29,149	109,358
Helical plc	38,476	142,419
Henry Boot plc	14,477	39,823
Hill & Smith plc	26,057	432,642
Hilton Food Group plc	19,243	164,787
Hiscox, Ltd.	58,699	804,566
Hollywood Bowl Group plc	35,798	102,912
Hunting plc	47,371	137,935
Hyve Group plc (a)	76,414	106,219
Ibstock plc	123,730	263,036
IDOX plc (d)	75,537	58,298
IG Group Holdings plc	30,003	259,120
IMI plc	11,083	209,845
Impax Asset Management Group plc	13,684	135,397

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Inchcape plc	94,730	$908,259
Indivior plc (a)	35,234	602,433
IntegraFin Holdings plc	51,584	173,168
International Distributions Services plc	6,841	19,025
International Personal Finance plc	79,366	96,153
iomart Group plc (d)	16,833	25,857
IP Group plc	225,731	154,167
IQE plc (a) (d)	73,580	24,597
ITV plc	593,704	608,876
J.D. Wetherspoon plc (a)	21,503	189,747
James Fisher & Sons plc (a)	15,436	55,271
James Halstead plc (d)	59,490	134,466
Jet2 plc	34,034	552,312
John Wood Group plc (a)	195,202	482,970
Johnson Service Group plc	61,047	92,341
Jupiter Fund Management plc	156,485	262,056
Just Group plc	224,609	237,910
Kainos Group plc	20,314	347,125
Keller Group plc	23,073	193,494
Kier Group plc (a)	94,700	79,829
Kin & Carta plc (a)	25,591	24,438
Lancashire Holdings, Ltd.	72,054	491,822
Learning Technologies Group plc	112,961	179,811
Liontrust Asset Management plc	12,072	152,719
Lookers plc	93,433	94,856
LSL Property Services plc	25,826	86,749
Luceco plc	31,684	47,814
M&C Saatchi plc (a)	3,677	8,738
Man Group plc	374,661	1,090,591
Marks & Spencer Group plc (a)	370,741	766,214
Marshalls plc	28,658	110,906
Marston’s plc (a)	211,171	93,698
McBride plc (a)	63,975	21,869
ME Group International plc	89,030	137,855
Mears Group plc	36,497	89,457
Medica Group plc	4,619	8,893
Metro Bank plc (a) (d)	2,816	3,699
Midwich Group plc (d)	2,103	12,979
Mitchells & Butlers plc (a)	84,608	171,678
Mitie Group plc	406,977	412,989
MJ Gleeson plc	13,112	69,885
Moneysupermarket.com Group plc	146,027	448,810
Morgan Advanced Materials plc	95,467	334,042
Morgan Sindall Group plc	14,007	292,425
Mortgage Advice Bureau Holdings, Ltd.	6,665	60,967
Motorpoint group plc (a)	14,323	23,859
MP Evans Group plc	2,300	25,136
N Brown Group plc (a) (d)	62,840	22,141
Naked Wines plc (a)	1,427	1,805
National Express Group plc (a)	165,517	248,487
NCC Group plc	88,729	112,041
Next Fifteen Communications Group plc	16,972	175,805
Ninety One plc	93,523	214,137
Norcros plc	11,343	26,037
Numis Corp. plc	16,141	42,843
Odfjell Technology Ltd. (a)	4,274	21,593
On the Beach Group plc (a)	32,313	57,264

United Kingdom—(Continued)
OSB Group plc	78,656	469,291
Oxford Instruments plc	15,582	482,357
Pagegroup plc	102,025	574,359
Pan African Resources plc	368,191	75,194
Paragon Banking Group plc	63,215	405,620
Parkmead Group plc (The) (a)	28,991	12,526
PayPoint plc	21,008	117,987
Pendragon plc (a)	345,188	70,619
Pennon Group plc	68,031	735,004
Petrofac, Ltd. (a) (d)	103,557	100,882
Pets at Home Group plc	148,432	675,823
Pharos Energy plc (a)	50,968	14,086
Phoenix Spree Deutschland, Ltd.	665	1,522
Playtech plc (a)	80,893	527,063
Polar Capital Holdings plc	16,568	92,500
Porvair plc	8,570	63,462
PPHE Hotel Group, Ltd.	3,290	46,687
Premier Foods plc	206,665	311,048
Provident Financial plc	52,029	152,655
PZ Cussons plc	74,104	169,347
QinetiQ Group plc	170,380	683,211
Quilter plc	370,926	386,638
Rank Group plc (a)	54,017	48,712
Rathbones Group plc	17,130	405,396
Reach plc	103,289	95,872
Record plc	12,453	12,058
Redde Northgate plc	57,053	243,706
Redrow plc	80,746	476,053
Renew Holdings plc	8,917	74,327
Renewi plc (a)	25,541	191,786
Renishaw plc	4,930	249,023
Renold plc (a)	238	75
Restaurant Group plc (The) (a)	92,660	46,669
Ricardo plc	13,452	91,933
RM plc	43,283	38,488
Robert Walters plc	16,356	90,800
Rotork plc	207,102	807,296
RWS Holdings plc	12,286	45,322
S&U plc	1,188	34,606
S4 Capital plc (a)	28,030	56,412
Sabre Insurance Group plc	49,439	68,941
Saga plc (a)	8,514	14,023
Savills plc	45,458	554,726
Secure Trust Bank plc	458	3,792
Senior plc	159,684	309,836
Serco Group plc	300,955	570,353
Serica Energy plc	47,039	128,886
Severfield plc	100,890	75,995
SIG plc (a)	255,262	137,013
Smart Metering Systems plc	23,321	213,510
Smiths News plc (d)	20,535	11,906
Softcat plc	30,193	485,004
Spectris plc	17,517	790,922
Speedy Hire plc	151,595	62,934
Spire Healthcare Group plc (a)	62,350	163,661
Spirent Communications plc	181,575	387,007
SSP Group plc (a)	185,760	564,050

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
SThree plc	41,761	$215,372
Stobart Group, Ltd. (a)	102,535	6,731
Studio Retail Group plc (a) (b) (c)	17,439	4,638
STV Group plc	7,194	22,010
Superdry plc (a)	18,185	24,266
Synthomer plc	101,465	146,755
T. Clarke plc	15,381	25,637
Tate & Lyle plc	97,547	944,343
TBC Bank Group plc	6,166	170,439
Telecom Plus plc	18,238	425,208
Topps Tiles plc	61,961	34,924
TORM plc - Class A	8,003	245,707
TP ICAP Group plc	235,823	523,985
Travis Perkins plc	50,576	598,325
Trifast plc	20,432	19,617
TT electronics plc	54,423	125,861
Tyman plc	21,078	62,504
Verici Dx plc (a)	760	127
Vertu Motors plc	46,012	33,976
Vesuvius plc	68,585	350,973
Victrex plc	25,139	495,351
VIDENDUM plc	10,351	113,025
Virgin Money UK plc	239,897	433,766
Vistry Group plc	68,148	658,204
Volex plc	20,602	55,045
Volution Group plc	34,155	181,774
Vp plc (d)	4,147	34,483
Watches of Switzerland Group plc (a)	47,460	477,743
Watkin Jones plc	46,386	50,982
WH Smith plc	30,332	560,677
Wickes Group plc	76,029	129,908
Wincanton plc	40,925	109,091
Xaar plc (a)	18,088	46,371
XPS Pensions Group plc	7,428	14,694
Young & Co’s Brewery plc - Class A	4,640	58,710
Young & Co’s Brewery plc (Non-Voting Shares)	1,744	14,294
Zotefoams plc	7,268	34,786

		58,832,988

United States—0.6%
ADTRAN Holdings, Inc. (d)	14,095	221,615
Argonaut Gold, Inc. (a)	80,499	37,525
Bausch Health Cos., Inc. (a) (d)	39,505	319,991
Burford Capital, Ltd.	35,459	330,003
Diversified Energy Co., plc	191,404	223,731
Energy Fuels, Inc. (a)	7,296	40,704
Frontage Holdings Corp. (a) (d)	58,000	17,459
Hecla Mining Co.	2,637	16,692
Noble Corp. plc (a)	3,048	119,391
Ormat Technologies, Inc.	1	48
Primo Water Corp.	2,400	36,840
PureTech Health plc (a)	49,670	135,960
Reliance Worldwide Corp., Ltd.	176,413	437,155
Samsonite International S.A. (a)	168,600	518,202
Sims, Ltd.	43,872	458,409
VAALCO Energy, Inc. (d)	7,990	36,195

United States—(Continued)
Varia US Properties AG	1,203	56,543
Viemed Healthcare, Inc. (a)	5,284	51,043

		3,057,506

Total Common Stocks (Cost $512,108,025)		518,488,789

Preferred Stocks—0.4%

Germany—0.4%
Draegerwerk AG & Co. KGaA	3,031	139,232
Fuchs Petrolub SE	17,122	697,054
Jungheinrich AG	16,854	587,760
Sixt SE	4,716	381,737
Sto SE & Co. KGaA	618	114,332
Villeroy & Boch AG	505	11,884

		1,931,999

Italy—0.0%
Danieli & C Officine Meccaniche S.p.A. (Savings Shares)	4,725	93,790

Total Preferred Stocks (Cost $1,800,532)		2,025,789

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (a)	9,600	0
Kelsian Group, Ltd., Expires 04/05/23 (a)	1,442	0

		0

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0
S Immo AG (a) (b) (c)	17,333	0
Strabag (a)	2,729	0

		0

Canada—0.0%
PolyMet Mining Corp. (a)	3,835	28

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (c)	575,627	1

Sweden—0.0%
Besqab AB, Expires 04/20/23 (a)	2,122	1,233

Total Rights (Cost $21,388)		1,262

Warrants—0.0%

Australia—0.0%
Decmil Group, Ltd., Expires 09/06/23 (a)	4,018	0

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Warrants—(Continued)

Security Description	Shares/ Principal Amount*	Value

Italy—0.0%
Webuild S.p.A., Expires 08/02/30 (a) (d)	6,346	$0

Singapore—0.0%
Ezion Holdings, Ltd. (a)	309,737	0

Total Warrants (Cost $0)		0

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $1,257,416; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $1,282,360.	1,257,196	1,257,196

Total Short-Term Investments (Cost $1,257,196)		1,257,196

Securities Lending Reinvestments(e)—5.6%

Repurchase Agreements— 2.9%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $200,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $204,717.	200,000	200,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $800,323; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $818,867.	800,000	800,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $400,160; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $1,344,165; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $1,370,500.	1,343,628	1,343,628
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $1,000,399; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $1,020,407.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,001,205; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,073,439.	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $1,000,803; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $1,024,480.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $2,801,925; collateralized by various Common Stock with an aggregate market value of $3,112,394.	2,800,000	2,800,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $1,300,538; collateralized by various Common Stock with an aggregate market value of $1,445,442.	1,300,000	1,300,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $102,109.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $1,500,614 collateralized by various Common Stock with an aggregate market value of $1,668,421.	1,500,000	1,500,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $801,093; collateralized by various Common Stock with an aggregate market value of $890,875.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,122,797.	1,000,000	1,000,000

		15,243,628

Time Deposits—0.6%
Barclays (NY) 4.830%, 04/03/23	1,000,000	1,000,000
DNB Bank ASA (NY) (NY) 4.760%, 04/03/23	1,000,000	1,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	1,000,000	1,000,000

		3,000,000

Mutual Funds—2.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (f)	2,000,000	2,000,000

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (f)	2,000,000	$2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (f)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (f)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (f)	2,000,000	2,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $29,243,628)		29,243,628

Total Investment—104.9% (Cost $544,430,769)		551,016,664
Other assets and liabilities (net)—(4.9)%		(25,659,783)

Net Assets—100.0%		$525,356,881

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $51,664,142 and the collateral received consisted of cash in the amount of $29,243,628 and non-cash collateral with a value of $26,067,330. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Machinery	6.9
Metals & Mining	6.1
Banks	5.2
Oil, Gas & Consumable Fuels	4.0
Real Estate Management & Development	3.9
Electronic Equipment, Instruments & Components	3.5
Chemicals	3.5
Food Products	3.4
Capital Markets	3.2
Construction & Engineering	3.0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$822,698	$29,787,639	$82,968	$30,693,305
Austria	—	8,186,139	0	8,186,139
Belgium	—	8,860,463	—	8,860,463
Cambodia	—	197,445	—	197,445
Canada	61,550,877	233,946	2,694	61,787,517
China	347,826	584,560	—	932,386
Colombia	153,687	—	—	153,687
Denmark	—	13,910,295	—	13,910,295
Faeroe Islands	—	29,044	—	29,044
Finland	—	11,392,246	—	11,392,246
France	24,652	25,552,905	0	25,577,557
Georgia	—	452,188	—	452,188
Germany	—	31,621,459	—	31,621,459
Ghana	—	162,266	—	162,266
Greece	—	24,191	—	24,191
Greenland	—	12,432	—	12,432
Guernsey, Channel Islands	—	—	0	0
Hong Kong	907,728	10,338,734	20,003	11,266,465
India	—	86,453	—	86,453
Ireland	—	3,430,458	—	3,430,458
Isle of Man	—	30,583	—	30,583
Israel	149,831	5,765,110	—	5,914,941
Italy	—	20,437,717	0	20,437,717
Japan	3,934	125,130,404	—	125,134,338
Jersey, Channel Islands	—	492,521	—	492,521
Liechtenstein	—	328,382	—	328,382
Luxembourg	—	1,574,226	—	1,574,226
Macau	—	203,787	—	203,787
Malta	—	14,039	—	14,039
Mongolia	—	13,081	—	13,081
Netherlands	—	10,804,206	0	10,804,206
New Zealand	—	2,352,024	—	2,352,024
Norway	—	3,943,126	—	3,943,126
Peru	—	99,914	—	99,914
Philippines	—	13,736	—	13,736
Poland	—	15,745	—	15,745
Portugal	—	2,141,223	—	2,141,223
Singapore	200,859	5,718,419	2	5,919,280
South Africa	—	754,419	—	754,419
Spain	—	12,345,691	0	12,345,691
Sweden	—	13,260,290	—	13,260,290

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Switzerland	$—	$41,640,630	$—	$41,640,630
Taiwan	—	18,813	—	18,813
Tanzania	—	142,061	—	142,061
United Arab Emirates	56,213	171,313	—	227,526
United Kingdom	95,409	58,732,941	4,638	58,832,988
United States	538,990	2,518,516	—	3,057,506
Total Common Stocks	64,852,704	453,525,780	110,305	518,488,789
Total Preferred Stocks*	—	2,025,789	—	2,025,789
Rights
Australia	—	0	—	0
Austria	—	0	0	0
Canada	28	—	—	28
Hong Kong	—	—	1	1
Sweden	—	1,233	—	1,233
Total Rights	28	1,233	1	1,262
Total Warrants*	—	0	—	0
Total Short-Term Investment*	—	1,257,196	—	1,257,196
Securities Lending Reinvestments
Repurchase Agreements	—	15,243,628	—	15,243,628
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	18,243,628	—	29,243,628
Total Investments	$75,852,732	$475,053,626	$110,306	$551,016,664

Collateral for Securities Loaned (Liability)	$—	$(29,243,628)	$—	$(29,243,628)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

During the period ended March 31, 2023, transfers into Level 3 in the amount of $45,321 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—60.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Boeing Co. (The) (a)	15,706	$3,336,426
General Dynamics Corp.	16,954	3,869,072
Lockheed Martin Corp.	9,304	4,398,280
Raytheon Technologies Corp.	56,937	5,575,840

		17,179,618

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	21,265	2,113,103
FedEx Corp.	4,262	973,824

		3,086,927

Automobiles—0.4%
Ford Motor Co. (b)	74,182	934,693
Tesla, Inc. (a)	15,771	3,271,852

		4,206,545

Banks—0.4%
JPMorgan Chase & Co.	32,500	4,235,075

Beverages—1.2%
Constellation Brands, Inc. - Class A	27,754	6,269,351
Monster Beverage Corp. (a)	140,508	7,588,837

		13,858,188

Biotechnology—1.0%
Alnylam Pharmaceuticals, Inc. (a)	2,343	469,350
Apellis Pharmaceuticals, Inc. (a)	1,964	129,545
Ascendis Pharma A/S (ADR) (a) (b)	2,842	304,719
Biogen, Inc. (a)	4,880	1,356,786
Celldex Therapeutics, Inc. (a) (b)	6,616	238,044
Cytokinetics, Inc. (a)	22,044	775,728
Genmab A/S (ADR) (a) (b)	10,756	406,147
Immunocore Holdings plc (ADR) (a) (b)	4,163	205,819
Incyte Corp. (a)	3,768	272,313
Karuna Therapeutics, Inc. (a)	5,632	1,022,996
Moderna, Inc. (a)	3,262	500,978
Prothena Corp. plc (a)	3,450	167,222
PTC Therapeutics, Inc. (a)	3,940	190,854
Regeneron Pharmaceuticals, Inc. (a)	2,414	1,983,511
Revolution Medicines, Inc. (a)	8,910	192,991
Roivant Sciences, Ltd. (a)	20,400	150,552
Sarepta Therapeutics, Inc. (a)	1,763	242,994
Seagen, Inc. (a)	1,225	248,026
Syndax Pharmaceuticals, Inc. (a)	7,100	149,952
United Therapeutics Corp. (a)	1,430	320,263
Vaxcyte, Inc. (a)	4,252	159,365
Vertex Pharmaceuticals, Inc. (a)	6,809	2,145,312

		11,633,467

Broadline Retail—2.8%
Amazon.com, Inc. (a)	257,674	26,615,148
Etsy, Inc. (a) (b)	46,880	5,219,150

		31,834,298

Building Products—0.6%
Azek Co., Inc. (The) (a) (b)	36,378	856,338

Building Products—(Continued)
Builders FirstSource, Inc. (a)	26,736	2,373,622
Fortune Brands Innovations, Inc.	21,516	1,263,635
Johnson Controls International plc	26,612	1,602,575
Masterbrand, Inc. (a)	11,407	91,712
Zurn Water Solutions Corp.	34,834	744,054

		6,931,936

Capital Markets—2.8%
Ares Management Corp. - Class A	100,107	8,352,928
Goldman Sachs Group, Inc. (The)	14,982	4,900,762
Morgan Stanley	114,160	10,023,248
MSCI, Inc.	8,878	4,968,928
Tradeweb Markets, Inc. - Class A	48,131	3,803,312

		32,049,178

Chemicals—1.7%
Cabot Corp. (b)	34,785	2,665,922
Celanese Corp.	18,591	2,024,374
FMC Corp.	29,892	3,650,710
Ingevity Corp. (a) (b)	17,922	1,281,781
Linde plc	16,797	5,970,326
Livent Corp. (a) (b)	33,591	729,597
PPG Industries, Inc.	25,048	3,345,912

		19,668,622

Commercial Services & Supplies—0.3%
Aurora Innovation, Inc. (a) (b)	138,552	192,587
Clean Harbors, Inc. (a)	9,868	1,406,782
Waste Connections, Inc.	14,497	2,016,098

		3,615,467

Communications Equipment—0.3%
Arista Networks, Inc. (a)	17,656	2,963,736

Construction & Engineering—0.2%
Fluor Corp. (a) (b)	46,409	1,434,502
MasTec, Inc. (a)	7,931	749,004

		2,183,506

Consumer Finance—0.6%
American Express Co.	40,314	6,649,794

Consumer Staples Distribution & Retail—1.8%
Performance Food Group Co. (a)	273,725	16,516,566
Sysco Corp.	52,190	4,030,634

		20,547,200

Containers & Packaging—0.1%
Ball Corp.	15,649	862,416

Diversified Telecommunication Services—0.5%
AT&T, Inc.	278,328	5,357,814

Electric Utilities—1.8%
Edison International	51,202	3,614,349
Exelon Corp.	89,935	3,767,377

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
NextEra Energy, Inc.	53,367	$4,113,528
PG&E Corp. (a)	296,488	4,794,211
Southern Co. (The)	55,339	3,850,488

		20,139,953

Electrical Equipment—0.2%
AMETEK, Inc.	9,933	1,443,563
Emerson Electric Co.	5,946	518,134

		1,961,697

Energy Equipment & Services—0.3%
Schlumberger, Ltd.	70,470	3,460,077

Entertainment—1.0%
Activision Blizzard, Inc.	31,620	2,706,356
Spotify Technology S.A. (a)	15,529	2,074,985
Walt Disney Co. (The) (a)	63,737	6,381,986

		11,163,327

Financial Services—1.6%
Block, Inc. (a) (b)	47,205	3,240,623
Equitable Holdings, Inc.	49,001	1,244,135
FleetCor Technologies, Inc. (a)	7,869	1,659,179
Global Payments, Inc.	28,394	2,988,185
PayPal Holdings, Inc. (a)	30,273	2,298,932
Visa, Inc. - Class A (b)	18,230	4,110,136
WEX, Inc. (a)	14,353	2,639,373

		18,180,563

Food Products—0.6%
Hershey Co. (The)	27,654	7,035,454

Gas Utilities—0.3%
Atmos Energy Corp.	27,225	3,059,001

Ground Transportation—0.2%
Knight-Swift Transportation Holdings, Inc.	44,990	2,545,534

Health Care Equipment & Supplies—1.7%
Abbott Laboratories	39,810	4,031,161
Boston Scientific Corp. (a)	77,565	3,880,577
DexCom, Inc. (a)	18,150	2,108,667
Edwards Lifesciences Corp. (a)	38,796	3,209,593
Insulet Corp. (a)	5,222	1,665,609
Stryker Corp.	14,699	4,196,123

		19,091,730

Health Care Providers & Services—2.5%
Agilon Health, Inc. (a) (b)	76,894	1,826,233
AmerisourceBergen Corp.	21,021	3,365,672
Centene Corp. (a)	62,421	3,945,631
Elevance Health, Inc.	7,865	3,616,406
HCA Healthcare, Inc.	13,269	3,498,770
Humana, Inc.	8,158	3,960,383
Laboratory Corp. of America Holdings (b)	4,140	949,799

Health Care Providers & Services—(Continued)
Molina Healthcare, Inc. (a)	9,217	2,465,455
UnitedHealth Group, Inc.	10,327	4,880,437

		28,508,786

Health Care REITs—0.3%
Welltower, Inc.	40,546	2,906,743

Hotel & Resort REITs—0.3%
Ryman Hospitality Properties, Inc.	32,722	2,936,145

Hotels, Restaurants & Leisure—1.0%
Airbnb, Inc. - Class A (a) (b)	44,534	5,540,030
Hyatt Hotels Corp. - Class A (a) (b)	31,298	3,498,803
MGM Resorts International	52,130	2,315,615

		11,354,448

Household Durables—0.2%
DR Horton, Inc.	9,431	921,314
Lennar Corp. - Class A	12,814	1,346,880

		2,268,194

Industrial Conglomerates—0.2%
Honeywell International, Inc.	12,448	2,379,062

Industrial REITs—0.3%
Rexford Industrial Realty, Inc.	49,048	2,925,713

Insurance—1.6%
American International Group, Inc.	43,222	2,176,660
Arch Capital Group, Ltd. (a)	38,854	2,637,021
Assured Guaranty, Ltd.	32,031	1,610,198
Chubb, Ltd.	16,285	3,162,221
Marsh & McLennan Cos., Inc.	27,050	4,505,178
Progressive Corp. (The)	15,164	2,169,362
Trupanion, Inc. (a) (b)	46,156	1,979,631

		18,240,271

Interactive Media & Services—5.0%
Alphabet, Inc. - Class A (a)	286,447	29,713,147
Bumble, Inc. - Class A (a)	112,300	2,195,465
Cargurus, Inc. (a)	156,456	2,922,598
Meta Platforms, Inc. - Class A (a)	101,619	21,537,131

		56,368,341

IT Services—1.0%
GoDaddy, Inc. - Class A (a)	44,253	3,439,343
Okta, Inc. (a)	5,310	457,934
Snowflake, Inc. - Class A (a)	3,764	580,748
VeriSign, Inc. (a)	33,551	7,090,333

		11,568,358

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.	27,858	3,853,876
Danaher Corp.	26,441	6,664,190

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
ICON plc (a)	8,676	$1,853,107
Illumina, Inc. (a)	9,959	2,315,965

		14,687,138

Machinery—0.9%
Caterpillar, Inc.	6,293	1,440,090
Flowserve Corp.	45,959	1,562,606
Fortive Corp.	20,947	1,427,957
Ingersoll Rand, Inc.	11,552	672,095
Kennametal, Inc. (b)	22,849	630,176
Middleby Corp. (The) (a)	10,935	1,603,180
Westinghouse Air Brake Technologies Corp.	26,670	2,695,270

		10,031,374

Media—0.5%
New York Times Co. (The) - Class A	48,319	1,878,643
Omnicom Group, Inc.	43,869	4,138,601

		6,017,244

Metals & Mining—0.0%
Foresight Energy LLC (a)	1,359	14,948

Oil, Gas & Consumable Fuels—2.9%
BP plc (ADR)	274,604	10,418,476
ConocoPhillips	64,507	6,399,739
Diamondback Energy, Inc. (b)	8,354	1,129,210
EOG Resources, Inc.	18,072	2,071,593
Marathon Petroleum Corp.	28,508	3,843,734
Shell plc (ADR)	152,348	8,766,104

		32,628,856

Passenger Airlines—0.1%
Delta Air Lines, Inc. (a)	9,190	320,915
JetBlue Airways Corp. (a)	87,042	633,666
Southwest Airlines Co. (b)	20,324	661,343

		1,615,924

Personal Care Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A	14,957	3,686,302

Pharmaceuticals—3.5%
Aclaris Therapeutics, Inc. (a) (b)	14,419	116,650
AstraZeneca plc (ADR)	69,176	4,801,506
Elanco Animal Health, Inc. (a)	66,319	623,399
Eli Lilly and Co.	31,503	10,818,760
GSK plc (ADR) (b)	47,743	1,698,696
Intra-Cellular Therapies, Inc. (a)	11,938	646,443
Merck & Co., Inc.	74,852	7,963,504
Novartis AG (ADR)	26,449	2,433,308
Pfizer, Inc.	179,803	7,335,962
Zoetis, Inc.	14,459	2,406,556

		38,844,784

Professional Services—0.4%
Genpact, Ltd.	33,532	1,549,849
Science Applications International Corp.	13,344	1,433,946
TriNet Group, Inc. (a) (b)	12,875	1,037,854

		4,021,649

Residential REITs—0.2%
Sun Communities, Inc.	19,325	2,722,506

Semiconductors & Semiconductor Equipment—3.2%
Advanced Micro Devices, Inc. (a)	81,194	7,957,824
KLA Corp.	9,890	3,947,791
Marvell Technology, Inc.	23,595	1,021,664
Micron Technology, Inc.	37,709	2,275,361
NVIDIA Corp.	17,698	4,915,974
ON Semiconductor Corp. (a)	45,484	3,744,243
Teradyne, Inc.	33,930	3,647,814
Texas Instruments, Inc.	47,812	8,893,510

		36,404,181

Software—5.8%
Bentley Systems, Inc. - Class B	7,040	302,650
Ceridian HCM Holding, Inc. (a)	41,152	3,013,149
Guidewire Software, Inc. (a)	11,029	904,930
Hashicorp, Inc. - Class A (a)	31,515	923,074
HubSpot, Inc. (a)	2,000	857,500
Microsoft Corp.	161,749	46,632,237
Palo Alto Networks, Inc. (a)	7,400	1,478,076
Qualtrics International, Inc. - Class A (a)	30,991	552,570
Salesforce, Inc. (a)	25,062	5,006,886
SentinelOne, Inc. - Class A (a)	21,956	359,200
ServiceNow, Inc. (a)	7,302	3,393,385
Workday, Inc. - Class A (a)	8,713	1,799,583

		65,223,240

Specialty Retail—1.0%
Foot Locker, Inc. (b)	38,103	1,512,308
TJX Cos., Inc. (The)	119,733	9,382,278

		10,894,586

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	108,746	17,932,215

Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc. - Class B	53,633	6,577,551

Tobacco—0.8%
Philip Morris International, Inc.	90,093	8,761,544

Trading Companies & Distributors—0.1%
United Rentals, Inc.	198	78,360
WESCO International, Inc.	6,705	1,036,191

		1,114,551

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (a)	34,996	$5,068,821

Total Common Stocks (Cost $597,021,706)		679,204,598

U.S. Treasury & Government Agencies—26.1%

Agency Sponsored Mortgage - Backed—18.6%
Connecticut Avenue Securities Trust (CMO)
6.995%, 1M LIBOR + 2.150%, 09/25/31 (144A) (c)	13,883	13,883
6.995%, 1M LIBOR + 2.150%, 11/25/39 (144A) (c)	140,054	139,705
7.110%, SOFR30A + 2.550%, 07/25/42 (144A) (c)	166,386	167,439
Fannie Mae 15 Yr. Pool
2.000%, 06/01/36	648,690	586,864
3.000%, 07/01/28	390,784	378,876
3.000%, 02/01/31	56,153	53,790
3.000%, 08/01/33	153,838	147,106
4.000%, 04/01/26	6,317	6,278
4.000%, 02/01/29	120,654	120,057
4.500%, 06/01/24	9,302	9,309
4.500%, 02/01/25	4,380	4,388
4.500%, 04/01/25	939	941
4.500%, 07/01/25	2,412	2,417
4.500%, 06/01/26	91,421	91,659
Fannie Mae 20 Yr. Pool
2.000%, 09/01/40	305,066	263,741
2.000%, 12/01/40	1,105,761	955,962
2.000%, 04/01/41	330,355	285,584
2.000%, 05/01/41	107,032	92,524
2.000%, 10/01/41	401,099	344,734
2.000%, 02/01/42	249,144	215,403
2.500%, 06/01/40	699,076	623,651
3.000%, 03/01/37	316,367	296,521
Fannie Mae 30 Yr. Pool
1.500%, 09/01/51	2,035,001	1,598,558
2.000%, 08/01/50	227,716	188,921
2.000%, 12/01/50	623,199	516,960
2.000%, 01/01/51	364,060	306,091
2.000%, 02/01/51	2,080,457	1,724,927
2.000%, 03/01/51	3,481,515	2,885,737
2.000%, 04/01/51	3,687,633	3,057,064
2.000%, 05/01/51	1,286,097	1,065,326
2.000%, 07/01/51	577,430	478,288
2.500%, 06/01/50	295,077	255,695
2.500%, 07/01/50	51,301	44,338
2.500%, 09/01/50	461,078	399,625
2.500%, 10/01/50	789,162	689,471
2.500%, 01/01/51	333,078	290,066
2.500%, 05/01/51	5,612,704	4,857,266
2.500%, 06/01/51	652,170	562,948
2.500%, 07/01/51	383,092	330,769
2.500%, 08/01/51	1,200,477	1,044,748
2.500%, 09/01/51	252,324	218,504
2.500%, 10/01/51	242,218	209,169
2.500%, 11/01/51	3,615,703	3,151,986

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.500%, 12/01/51	448,435	390,066
2.500%, 01/01/52	451,983	392,938
2.500%, 02/01/52	2,013,909	1,741,785
2.500%, 03/01/52	655,513	565,660
2.500%, 04/01/52	437,358	378,390
2.500%, 05/01/52	456,193	395,895
3.000%, 02/01/43	358,741	330,856
3.000%, 03/01/43	450,245	415,246
3.000%, 04/01/43	432,834	399,188
3.000%, 05/01/43	1,146,649	1,057,515
3.000%, 06/01/43	146,007	134,657
3.000%, 02/01/50	205,179	186,551
3.000%, 08/01/50	171,532	156,228
3.000%, 04/01/51	151,332	136,211
3.000%, 05/01/51	393,719	358,594
3.000%, 08/01/51	198,294	179,113
3.000%, 10/01/51	125,666	113,298
3.000%, 11/01/51	1,019,865	917,648
3.000%, 12/01/51	570,055	513,013
3.000%, 01/01/52	261,335	234,763
3.000%, 04/01/52	279,579	252,980
3.000%, 05/01/52	388,456	350,322
3.500%, 03/01/43	14,269	13,613
3.500%, 05/01/43	34,089	32,502
3.500%, 07/01/43	80,321	76,615
3.500%, 08/01/43	109,003	103,965
3.500%, 10/01/44	137,128	130,232
3.500%, 02/01/45	135,913	128,614
3.500%, 01/01/46	153,448	144,893
3.500%, 03/01/46	120,397	113,932
3.500%, 09/01/46	206,684	195,426
3.500%, 10/01/46	91,594	86,476
3.500%, 11/01/46	104,422	98,618
3.500%, 12/01/46	561,240	535,454
3.500%, 05/01/47	194,448	183,584
3.500%, 09/01/47	433,432	408,976
3.500%, 12/01/47	59,132	55,908
3.500%, 01/01/48	234,437	220,838
3.500%, 02/01/48	266,833	251,838
3.500%, 07/01/48	301,465	284,621
3.500%, 11/01/48	63,135	59,538
3.500%, 04/01/52	654,108	608,388
4.000%, 10/01/40	284,387	278,328
4.000%, 11/01/40	107,782	105,485
4.000%, 12/01/40	78,144	76,478
4.000%, 02/01/41	38,910	37,576
4.000%, 03/01/41	105,984	103,725
4.000%, 08/01/42	58,675	57,424
4.000%, 09/01/42	107,115	104,831
4.000%, 03/01/45	11,911	11,613
4.000%, 07/01/45	87,191	85,636
4.000%, 05/01/46	25,317	24,665
4.000%, 06/01/46	100,433	97,829
4.000%, 04/01/47	119,538	116,966
4.000%, 10/01/47	418,402	407,405
4.000%, 06/01/48	820,205	798,512

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/48	150,809	$146,472
4.000%, 01/01/49	363,403	352,951
4.000%, 04/01/49	943,944	923,646
4.000%, 04/01/50	647,953	628,230
4.000%, 06/01/52	386,359	371,008
4.500%, 10/01/40	223,717	224,987
4.500%, 09/01/41	26,997	27,150
4.500%, 10/01/41	106,242	106,845
4.500%, 08/01/42	33,778	33,969
4.500%, 09/01/43	509,336	509,147
4.500%, 10/01/43	83,519	83,409
4.500%, 12/01/43	67,177	67,144
4.500%, 01/01/44	185,670	185,727
4.500%, 04/01/49	139,009	138,425
4.750%, 04/01/28	95,000	95,950
5.000%, 07/01/41	16,668	17,023
5.000%, 08/01/41	10,881	11,114
5.500%, 08/01/28	14,437	14,582
5.500%, 04/01/33	17,961	18,535
5.500%, 08/01/37	104,083	107,411
5.500%, 04/01/41	7,758	7,907
5.500%, 10/01/52	383,075	389,435
5.500%, 11/01/52	675,139	683,568
5.500%, 12/01/52	1,170,974	1,185,725
6.000%, 03/01/28	488	498
6.000%, 02/01/34	73,368	76,587
6.000%, 08/01/34	38,274	39,804
6.000%, 04/01/35	326,298	339,253
6.000%, 02/01/38	21,310	22,211
6.000%, 03/01/38	9,011	9,413
6.000%, 05/01/38	25,667	26,812
6.000%, 10/01/38	6,618	6,846
6.000%, 12/01/38	10,230	10,687
6.500%, 05/01/40	174,505	183,521
Fannie Mae ARM Pool
3.822%, 12M LIBOR + 1.773%, 06/01/41 (c)	24,466	24,306
3.870%, 12M LIBOR + 1.823%, 09/01/41 (c)	26,661	27,106
4.005%, 12M LIBOR + 1.755%, 12/01/40 (c)	1,173	1,152
4.250%, 12M LIBOR + 1.750%, 03/01/41 (c)	3,938	3,864
Fannie Mae Connecticut Avenue Securities (CMO)
8.395%, 1M LIBOR + 3.550%, 07/25/29 (c)	167,273	171,449
9.195%, 1M LIBOR + 4.350%, 05/25/29 (c)	285,934	297,354
9.745%, 1M LIBOR + 4.900%, 11/25/24 (c)	72,697	75,735
Fannie Mae Interest Strip (CMO)
2.000%, 09/25/39	142,960	129,732
4.000%, 05/25/27 (d)	51,375	1,696
Fannie Mae Pool
2.250%, 04/01/33	200,057	168,856
2.500%, 01/01/57	564,419	486,587
3.500%, 09/01/57	997,686	936,556
3.500%, 05/01/58	584,695	548,353
3.520%, 11/01/32	380,000	358,930
4.000%, 06/01/41	337,827	327,299
4.370%, 05/01/28	143,000	142,933
4.410%, 04/01/30	290,000	291,609
4.500%, 04/01/33	190,000	192,687
4.500%, 01/01/51	623,407	621,556
4.510%, 05/01/33	190,000	193,649

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (e)	11,191	$9,564
Zero Coupon, 06/25/36 (e)	96,371	83,215
Zero Coupon, 06/25/41 (e)	89,608	68,390
0.096%, 08/25/44 (c) (d)	175,532	8,985
0.142%, 04/25/55 (c) (d)	247,931	9,655
0.250%, 05/25/46 (c) (d)	229,402	9,973
0.330%, 06/25/55 (c) (d)	184,708	8,574
1.750%, 12/25/42	247,126	218,919
2.500%, 06/25/28 (d)	47,032	2,015
2.500%, 02/25/51 (d)	780,699	127,570
3.000%, 02/25/27 (d)	64,978	1,463
3.000%, 09/25/27 (d)	38,136	1,664
3.000%, 01/25/28 (d)	231,227	9,593
3.000%, 03/25/43	409,062	373,419
3.000%, 04/25/43	481,500	443,313
3.000%, 08/25/49	306,768	282,445
3.500%, 05/25/27 (d)	104,158	4,769
3.500%, 10/25/27 (d)	67,899	3,529
3.500%, 05/25/30 (d)	93,004	6,602
3.500%, 08/25/30 (d)	25,722	1,516
3.500%, 02/25/31 (d)	38,312	1,426
3.500%, 03/25/34 (d)	976,530	54,968
3.500%, 09/25/35 (d)	70,996	7,139
3.500%, 11/25/39 (d)	539,555	51,284
3.500%, 01/25/42	416,000	388,778
3.500%, 04/25/46	167,482	143,031
3.500%, 10/25/46 (d)	76,570	13,415
3.500%, 12/15/46	286,223	269,940
3.500%, 12/25/58	565,909	530,644
4.000%, 09/15/41	343,486	333,657
4.000%, 03/25/42 (d)	42,764	5,349
4.000%, 11/25/42 (d)	26,768	3,128
4.500%, 07/25/27 (d)	16,332	384
5.000%, 12/25/43 (d)	305,077	55,915
5.000%, 06/25/48 (d)	351,058	59,993
5.500%, 04/25/35	176,792	184,127
5.500%, 04/25/37	49,046	50,882
5.500%, 11/25/40 (d)	337,688	47,726
5.500%, 09/25/44 (d)	234,083	44,745
5.500%, 06/25/48 (d)	251,866	49,159
5.538%, 05/25/42 (c) (d)	8,513	680
6.000%, 01/25/42 (d)	200,650	20,268
Fannie Mae-ACES
0.314%, 01/25/30 (c) (d)	1,881,793	27,290
1.201%, 06/25/34 (c) (d)	4,159,899	363,958
1.390%, 05/25/29 (c) (d)	2,326,998	125,526
3.329%, 10/25/23 (c)	157,727	155,821
Freddie Mac 15 Yr. Gold Pool
3.000%, 07/01/28	170,251	165,116
3.000%, 08/01/29	110,170	105,933
3.000%, 04/01/33	221,569	211,357
Freddie Mac 15 Yr. Pool
3.000%, 10/01/32	219,142	209,550

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
2.000%, 12/01/40	77,716	$67,188
2.000%, 12/01/41	545,502	468,841
3.000%, 11/01/36	414,138	388,569
3.000%, 01/01/37	267,192	250,696
3.500%, 08/01/34	229,095	223,357
Freddie Mac 20 Yr. Pool
2.000%, 05/01/41	503,332	435,102
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/44	5,008	4,620
3.000%, 08/01/46	444,225	407,920
3.000%, 10/01/46	451,434	414,971
3.000%, 11/01/46	1,012,097	928,276
3.000%, 12/01/46	296,482	271,884
3.000%, 01/01/47	278,037	254,711
3.500%, 08/01/42	56,749	54,200
3.500%, 11/01/42	70,440	67,275
3.500%, 06/01/46	74,753	70,651
3.500%, 10/01/47	277,872	262,234
3.500%, 03/01/48	259,391	245,481
4.000%, 05/01/42	235,397	230,626
4.000%, 08/01/42	81,715	80,058
4.000%, 09/01/42	106,177	104,024
4.000%, 07/01/44	5,066	4,982
4.000%, 02/01/46	79,882	77,965
4.000%, 09/01/48	34,506	33,579
4.500%, 09/01/43	36,879	36,914
4.500%, 11/01/43	326,058	326,253
5.000%, 05/01/39	2,972	3,025
5.000%, 06/01/41	192,973	197,305
5.500%, 07/01/33	43,094	44,088
5.500%, 04/01/39	18,590	19,321
5.500%, 06/01/41	68,048	70,722
Freddie Mac 30 Yr. Pool
2.000%, 09/01/50	230,766	191,539
2.000%, 10/01/50	446,312	370,251
2.000%, 02/01/51	690,183	573,242
2.000%, 03/01/51	2,153,654	1,786,684
2.000%, 04/01/51	776,933	643,824
2.000%, 05/01/51	428,634	358,757
2.000%, 08/01/51	177,318	146,911
2.000%, 11/01/51	180,188	149,384
2.000%, 04/01/52	700,857	582,027
2.500%, 05/01/50	238,916	208,843
2.500%, 06/01/50	305,349	263,933
2.500%, 07/01/50	1,226,316	1,063,798
2.500%, 09/01/50	470,075	406,242
2.500%, 11/01/50	522,061	453,022
2.500%, 02/01/51	160,059	140,164
2.500%, 03/01/51	397,020	343,057
2.500%, 05/01/51	200,330	173,589
2.500%, 07/01/51	204,023	176,228
2.500%, 08/01/51	159,428	137,980
2.500%, 10/01/51	309,936	267,587
2.500%, 04/01/52	225,980	195,103
3.000%, 07/01/50	205,377	185,667

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 05/01/52	293,459	264,676
3.500%, 12/01/47	111,628	105,301
3.500%, 12/01/48	168,291	158,538
4.000%, 04/01/49	705,678	684,936
4.000%, 07/01/49	360,377	350,541
5.500%, 02/01/53	592,929	602,780
Freddie Mac ARM Non-Gold Pool
4.400%, 12M LIBOR + 1.900%, 02/01/41 (c)	4,517	4,426
Freddie Mac Multifamily Structured Pass-Through Certificates
0.602%, 03/25/27 (c) (d)	4,032,531	81,223
0.637%, 10/25/26 (c) (d)	1,135,025	19,960
0.748%, 06/25/27 (c) (d)	2,398,193	62,405
0.881%, 11/25/30 (c) (d)	960,662	49,493
1.024%, 10/25/30 (c) (d)	1,654,545	97,074
1.116%, 06/25/30 (c) (d)	3,035,637	194,730
1.125%, 01/25/30 (c) (d)	2,478,394	148,074
1.434%, 05/25/30 (c) (d)	2,356,027	190,258
1.571%, 05/25/30 (c) (d)	1,482,653	129,737
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (e)	9,523	7,676
1.000%, 02/25/51	589,564	504,032
1.750%, 10/15/42	143,510	125,479
2.000%, 07/25/50	156,827	136,966
2.500%, 05/15/28 (d)	53,443	2,322
2.500%, 06/25/50 (d)	762,496	111,334
2.500%, 03/25/52	507,453	451,289
3.000%, 03/15/28 (d)	108,805	5,425
3.000%, 05/15/32 (d)	49,081	1,380
3.000%, 03/15/33 (d)	69,504	6,126
3.000%, 03/25/40	500,000	443,928
3.000%, 05/15/46	254,786	238,962
3.000%, 09/25/51 (d)	750,421	126,921
3.250%, 11/15/41	85,891	80,935
3.500%, 09/15/26 (d)	21,568	823
3.500%, 03/15/27 (d)	23,991	798
3.500%, 03/15/41 (d)	57,334	2,279
3.500%, 11/25/42	525,290	494,150
3.500%, 10/15/45	97,193	89,982
4.000%, 07/15/27 (d)	78,722	2,183
4.000%, 03/15/28 (d)	49,951	1,746
4.000%, 06/15/28 (d)	27,782	1,092
4.000%, 07/15/30 (d)	83,465	6,793
4.000%, 05/25/40 (d)	334,448	50,952
4.750%, 07/15/39	216,315	215,346
5.000%, 09/15/33 (d)	89,876	13,805
5.000%, 02/15/48 (d)	127,561	26,266
5.500%, 08/15/33	22,123	22,714
5.500%, 07/15/36	51,542	53,377
5.500%, 06/15/46	71,719	74,334
6.500%, 07/15/36	59,447	61,429
6.500%, 04/15/39 (d)	316,753	63,328
Freddie Mac Strips
1.500%, 05/15/37 (d)	2,510,973	151,511
2.500%, 03/15/52 (d)	791,597	115,172

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 12/15/44	18,685	$17,229
3.000%, 02/15/45	22,424	20,677
3.000%, 04/15/45	175,131	161,493
3.000%, 05/15/45	795,540	733,567
3.000%, 07/15/45	7,324	6,754
3.875%, 08/15/42	224,995	218,542
4.000%, 09/15/42	294,577	285,302
4.500%, 04/15/41	193,037	194,903
4.500%, 02/15/42	383,418	387,099
5.000%, 12/15/38	15,806	16,350
5.000%, 04/15/39	301,250	311,537
5.000%, 07/15/39	20,856	21,569
5.000%, 12/15/40	43,896	45,382
5.500%, 12/15/40	164,923	172,622
Ginnie Mae II 30 Yr. Pool
2.000%, 10/20/50	706,988	604,796
2.000%, TBA (f)	1,860,000	1,580,004
2.500%, 09/20/51	571,213	502,714
2.500%, 10/20/51	1,899,775	1,672,332
2.500%, TBA (f)	1,955,000	1,720,400
3.000%, 04/20/51	2,035,164	1,861,776
3.000%, 08/20/51	453,324	414,419
3.000%, 09/20/51	741,323	677,702
3.000%, 12/20/51	1,863,756	1,700,893
3.000%, 04/20/52	851,256	776,066
3.000%, 07/20/52	455,399	414,814
3.000%, TBA (f)	7,855,000	7,154,753
3.500%, 06/20/46	336,168	320,054
3.500%, 07/20/46	79,844	75,932
3.500%, 10/20/46	84,888	80,729
3.500%, 02/20/47	387,541	368,555
3.500%, 08/20/47	69,555	66,112
3.500%, 11/20/47	78,925	74,931
3.500%, 03/20/48	101,153	96,082
3.500%, 02/20/49	302,813	287,224
3.500%, 07/20/49	291,575	275,952
3.500%, 01/20/51	82,747	78,246
3.500%, 04/20/52	225,582	211,445
3.500%, 06/20/52	656,415	615,277
3.500%, 08/20/52	486,678	456,177
3.500%, 11/20/52	2,424,641	2,272,682
3.500%, 12/20/52	4,193,982	3,931,152
3.500%, 01/20/53	995,150	932,783
3.500%, TBA (f)	1,600,000	1,499,937
4.000%, 08/20/45	290,556	284,622
4.000%, 11/20/47	110,941	107,376
4.000%, 03/20/48	241,707	234,094
4.000%, 07/20/48	783,535	763,719
4.000%, TBA (f)	4,535,000	4,366,018
4.500%, 01/20/46	37,966	38,377
4.500%, 05/20/52	61,070	60,180
4.500%, TBA (f)	2,890,000	2,846,511
5.000%, 10/20/39	6,658	6,835
5.000%, 11/20/49	298,654	302,175
5.000%, TBA (f)	400,000	400,500

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
0.640%, 02/16/53 (c) (d)	771,754	12,299
2.500%, 12/16/39	99,795	92,521
2.500%, 07/20/41	205,337	185,846
3.000%, 09/20/28 (d)	44,843	1,977
3.000%, 05/20/35 (d)	658,057	41,316
3.000%, 02/16/43 (d)	60,694	7,670
3.000%, 02/20/52	411,693	379,395
3.500%, 02/16/27 (d)	17,098	672
3.500%, 03/20/27 (d)	47,828	2,030
3.500%, 10/20/29 (d)	317,680	24,163
3.500%, 07/20/40 (d)	37,217	1,362
3.500%, 02/20/41 (d)	47,325	1,397
3.500%, 04/20/42 (d)	128,579	6,496
3.500%, 10/20/42 (d)	335,621	49,728
3.500%, 05/20/43 (d)	40,764	6,092
3.500%, 07/20/43 (d)	119,858	15,711
4.000%, 12/16/26 (d)	9,580	306
4.000%, 05/20/29 (d)	161,826	5,499
4.000%, 05/16/42 (d)	35,784	3,949
4.000%, 09/16/42 (d)	571,477	115,806
4.000%, 03/20/43 (d)	62,268	11,246
4.000%, 01/20/44 (d)	28,926	5,161
4.000%, 11/20/44 (d)	462,746	65,617
4.000%, 03/20/47 (d)	190,834	28,540
4.500%, 04/20/45 (d)	94,409	17,616
4.500%, 08/20/45 (d)	370,495	70,955
4.500%, 05/20/48 (d)	304,640	48,945
5.000%, 02/16/40 (d)	235,296	48,971
5.000%, 10/16/41 (d)	118,744	19,009
5.000%, 12/20/43 (d)	269,611	54,481
5.000%, 01/16/47 (d)	51,959	10,597
5.500%, 03/20/39 (d)	143,817	20,869
5.500%, 02/16/47 (d)	161,069	26,158
5.500%, 02/20/47 (d)	103,946	17,235
6.000%, 09/20/40 (d)	200,850	35,413
6.000%, 02/20/46 (d)	168,086	28,486
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.000%, TBA (f)	481,000	433,976
2.500%, TBA (f)	550,000	510,447
3.000%, TBA (f)	1,025,000	971,668
3.500%, TBA (f)	1,605,000	1,551,458
4.000%, TBA (f)	60,000	59,048
4.500%, TBA (f)	5,227,000	5,211,074
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (f)	13,896,000	11,487,159
4.500%, TBA (f)	29,369,000	28,775,623
5.000%, TBA (f)	8,680,000	8,656,944
5.500%, TBA (f)	24,764,000	25,014,058

		210,282,511

U.S. Treasury—7.5%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	6,412,049
1.375%, 11/15/40	3,040,000	2,093,919
1.625%, 11/15/50	3,460,000	2,218,860

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.250%, 08/15/46	910,000	$686,730
2.375%, 11/15/49	1,385,000	1,069,858
2.875%, 08/15/45 (g) (h)	19,040,000	16,224,163
2.875%, 11/15/46	1,200,000	1,022,578
3.000%, 02/15/47	6,040,000	5,255,980
3.000%, 08/15/52	2,540,000	2,231,231
3.125%, 02/15/43	2,555,000	2,297,304
3.125%, 08/15/44 (i)	2,010,000	1,793,297
3.125%, 05/15/48	2,465,000	2,200,013
3.375%, 08/15/42	3,370,000	3,164,114
3.875%, 02/15/43	4,845,000	4,888,151
4.000%, 11/15/52 (b)	2,865,000	3,040,481
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/52 (j)	835,907	579,801
0.250%, 02/15/50 (j)	1,681,055	1,218,305
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/30 (j)	1,854,815	1,725,666
0.250%, 07/15/29 (j)	6,331,651	5,998,869
0.750%, 07/15/28 (j)	3,169,470	3,107,659
1.125%, 01/15/33 (b) (j)	7,304,755	7,285,637
U.S. Treasury Notes
2.750%, 08/15/32	9,950,000	9,363,883

		83,878,548

Total U.S. Treasury & Government Agencies (Cost $318,276,647)		294,161,059

Corporate Bonds & Notes—10.2%

Advertising—0.0%
Lamar Media Corp.
3.625%, 01/15/31	530,000	455,800

Aerospace/Defense—0.1%
Boeing Co. (The)
5.040%, 05/01/27	145,000	146,052
5.150%, 05/01/30	300,000	301,876
L3Harris Technologies, Inc.
3.850%, 06/15/23	305,000	303,800
Northrop Grumman Corp.
5.150%, 05/01/40	175,000	177,091
Raytheon Technologies Corp.
5.150%, 02/27/33	150,000	156,105
5.375%, 02/27/53	50,000	52,626

		1,137,550

Agriculture—0.2%
BAT Capital Corp.
4.742%, 03/16/32	215,000	199,730
BAT International Finance plc
4.448%, 03/16/28 (b)	425,000	403,965
Philip Morris International, Inc.
4.875%, 02/15/28	665,000	671,172
5.125%, 11/17/27	465,000	475,839

Agriculture—(Continued)
Philip Morris International, Inc.
5.125%, 02/15/30	450,000	455,774
5.375%, 02/15/33	65,000	66,404
5.625%, 11/17/29	205,000	214,197
Reynolds American, Inc.
5.700%, 08/15/35	70,000	66,179

		2,553,260

Apparel—0.1%
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	140,000	132,650
William Carter Co. (The)
5.625%, 03/15/27 (144A)	765,000	743,550

		876,200

Auto Manufacturers—0.0%
General Motors Financial Co., Inc.
3.600%, 06/21/30	215,000	188,372

Banks—2.0%
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (c)	65,000	52,127
1.922%, SOFR + 1.370%, 10/24/31 (c)	60,000	47,855
2.572%, SOFR + 1.210%, 10/20/32 (c)	230,000	187,982
2.592%, SOFR + 2.150%, 04/29/31 (c)	490,000	414,962
2.687%, SOFR + 1.320%, 04/22/32 (c)	1,265,000	1,055,673
2.972%, SOFR + 1.330%, 02/04/33 (c)	270,000	227,351
3.194%, 3M LIBOR + 1.180%, 07/23/30 (c)	305,000	271,075
4.376%, SOFR + 1.580%, 04/27/28 (c)	890,000	860,609
4.948%, SOFR + 2.040%, 07/22/28 (c)	280,000	278,397
Bank of Ireland Group plc
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	925,000	919,406
Barclays plc
5.746%, 1Y H15 + 3.000%, 08/09/33 (c)	200,000	195,929
7.385%, 1Y H15 + 3.300%, 11/02/28 (c)	200,000	211,989
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	465,000	427,048
4.375%, 5Y USD Swap + 1.483%, 03/01/33 (144A) (c)	335,000	305,154
5.125%, 1Y H15 + 1.450%, 01/13/29 (144A) (c)	200,000	200,410
Credit Suisse AG
7.500%, 02/15/28	250,000	265,000
Credit Suisse Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	200,992
6.442%, SOFR + 3.700%, 08/11/28 (144A) (c)	250,000	247,950
6.537%, SOFR + 3.920%, 08/12/33 (144A) (c)	970,000	996,675
Danske Bank A/S
5.375%, 01/12/24 (144A)	450,000	445,809
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (c)	150,000	129,266
2.311%, SOFR + 1.219%, 11/16/27 (c)	635,000	538,120
6.720%, SOFR + 3.180%, 01/18/29 (c)	150,000	148,952
Goldman Sachs Group, Inc. (The)
2.383%, SOFR + 1.248%, 07/21/32 (c)	660,000	535,844
2.615%, SOFR + 1.281%, 04/22/32 (c)	910,000	758,021
4.223%, 3M LIBOR + 1.301%, 05/01/29 (c)	485,000	464,773

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc
2.206%, SOFR + 1.285%, 08/17/29 (c)	200,000	$167,698
4.583%, 3M LIBOR + 1.535%, 06/19/29 (c)	420,000	398,595
4.762%, SOFR + 2.530%, 03/29/33 (b) (c)	430,000	388,671
5.402%, SOFR + 2.870%, 08/11/33 (b) (c)	1,405,000	1,388,709
6.161%, SOFR + 1.970%, 03/09/29 (c)	200,000	205,620
6.332%, SOFR + 2.650%, 03/09/44 (c)	390,000	411,911
JPMorgan Chase & Co.
1.470%, SOFR + 0.765%, 09/22/27 (c)	40,000	35,276
2.545%, SOFR + 1.180%, 11/08/32 (c)	535,000	443,566
3.509%, 3M LIBOR + 0.945%, 01/23/29 (c)	525,000	491,219
3.960%, 3M LIBOR + 1.245%, 01/29/27 (c)	245,000	237,927
4.005%, 3M LIBOR + 1.120%, 04/23/29 (c)	410,000	391,796
4.323%, SOFR + 1.560%, 04/26/28 (c)	780,000	760,865
4.851%, SOFR + 1.990%, 07/25/28 (c)	280,000	279,499
Landsbanki Islands
Zero Coupon, 08/25/20 (k) (l) (m)	320,000	0
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (c)	1,120,000	1,040,028
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	880,000	690,853
1.928%, SOFR + 1.020%, 04/28/32 (c)	635,000	499,557
2.239%, SOFR + 1.178%, 07/21/32 (c)	45,000	36,106
2.475%, SOFR + 1.000%, 01/21/28 (c)	310,000	283,144
4.210%, SOFR + 1.610%, 04/20/28 (c)	205,000	198,943
4.431%, 3M LIBOR + 1.628%, 01/23/30 (c)	130,000	125,387
5.123%, SOFR + 1.730%, 02/01/29 (c)	55,000	55,437
Societe Generale S.A.
6.221%, 1Y H15 + 3.200%, 06/15/33 (144A) (c)	1,190,000	1,105,575
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (b) (c)	385,000	386,198
Standard Chartered plc
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (c)	215,000	230,529
Wells Fargo & Co.
3.000%, 10/23/26	390,000	364,838
3.350%, SOFR + 1.500%, 03/02/33 (c)	55,000	47,671
4.808%, SOFR + 1.980%, 07/25/28 (c)	375,000	370,299
4.897%, SOFR + 2.100%, 07/25/33 (c)	710,000	693,046

		22,116,332

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39	443,000	465,130
Constellation Brands, Inc.
3.150%, 08/01/29	128,000	117,027
Keurig Dr Pepper, Inc.
3.950%, 04/15/29	440,000	421,825

		1,003,982

Biotechnology—0.2%
Amgen, Inc.
5.150%, 03/02/28	205,000	209,309
5.250%, 03/02/30	110,000	112,506
5.250%, 03/02/33	445,000	457,193
5.750%, 03/02/63	225,000	233,468

Biotechnology—(Continued)
CSL Finance plc
4.050%, 04/27/29 (144A) (b)	325,000	313,544
4.250%, 04/27/32 (144A)	110,000	106,588
Royalty Pharma plc
2.150%, 09/02/31	840,000	663,899
2.200%, 09/02/30	395,000	322,643

		2,419,150

Building Materials—0.1%
Builders FirstSource, Inc.
5.000%, 03/01/30 (144A)	785,000	726,905
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	125,000	100,460
4.375%, 07/15/30 (144A)	720,000	626,400

		1,453,765

Chemicals—0.0%
Celanese U.S. Holdings LLC
6.165%, 07/15/27 (b)	395,000	397,253
Nutrien, Ltd.
4.900%, 03/27/28	120,000	119,965

		517,218

Commercial Services—0.3%
Ashtead Capital, Inc.
4.375%, 08/15/27 (144A)	1,000,000	958,061
5.500%, 08/11/32 (144A)	200,000	196,499
Gartner, Inc.
4.500%, 07/01/28 (144A)	386,000	366,391
Howard University
2.291%, 10/01/26	100,000	91,224
2.701%, 10/01/29	260,000	225,785
2.801%, 10/01/30	100,000	85,829
2.901%, 10/01/31	100,000	84,563
3.476%, 10/01/41	115,000	88,748
Service Corp. International
3.375%, 08/15/30	785,000	669,213
5.125%, 06/01/29	858,000	827,702
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	76,375
4.875%, 01/15/28	65,000	62,156

		3,732,546

Computers—0.1%
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	1,256,000	1,146,150

Cosmetics/Personal Care—0.1%
GSK Consumer Healthcare Capital U.S. LLC
3.375%, 03/24/29	490,000	452,057
Kenvue, Inc.
5.050%, 03/22/53	290,000	298,873

		750,930

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.2%
Capital One Financial Corp.
5.247%, SOFR + 2.600%, 07/26/30 (c)	535,000	$505,044
5.468%, SOFR + 2.080%, 02/01/29 (c)	60,000	58,474
5.817%, SOFR + 2.600%, 02/01/34 (c)	140,000	135,285
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	1,355,000	1,295,957
Intercontinental Exchange, Inc.
4.350%, 06/15/29	110,000	108,500
4.600%, 03/15/33	55,000	54,551
4.950%, 06/15/52	40,000	38,892
OneMain Finance Corp.
6.125%, 03/15/24	155,000	150,993
Synchrony Financial
2.875%, 10/28/31	180,000	127,247
7.250%, 02/02/33	270,000	238,194

		2,713,137

Electric—1.2%
AES Corp. (The)
3.300%, 07/15/25 (144A)	335,000	317,516
Alabama Power Co.
3.450%, 10/01/49	245,000	183,688
4.150%, 08/15/44	225,000	193,112
Berkshire Hathaway Energy Co.
1.650%, 05/15/31	165,000	132,265
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	238,943
4.973%, 05/01/46	20,000	17,715
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	179,893
Dominion Energy, Inc.
3.375%, 04/01/30	43,000	39,084
5.375%, 11/15/32	727,000	745,007
Dominion Resources, Inc.
6.300%, 03/15/33	15,000	16,447
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	181,726
Duke Energy Corp.
2.550%, 06/15/31	770,000	644,319
4.500%, 08/15/32 (b)	285,000	275,538
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	95,791
Duke Energy Ohio, Inc.
5.250%, 04/01/33	10,000	10,289
Duke Energy Progress LLC
4.000%, 04/01/52	130,000	108,103
4.375%, 03/30/44	320,000	284,628
Edison International
6.950%, 11/15/29	115,000	124,408
Emera, Inc.
6.750%, 3M LIBOR + 5.440%, 06/15/76 (c)	560,000	521,799
Enel Finance International NV
5.000%, 06/15/32 (144A)	435,000	409,091
Evergy Metro, Inc.
2.250%, 06/01/30	10,000	8,472

Electric—(Continued)
Evergy, Inc.
2.450%, 09/15/24	85,000	81,411
2.900%, 09/15/29	345,000	309,203
Eversource Energy
5.450%, 03/01/28	95,000	98,441
Florida Power & Light Co.
5.100%, 04/01/33	140,000	145,060
Georgia Power Co.
4.300%, 03/15/42	140,000	123,526
4.700%, 05/15/32	170,000	168,376
Investment Energy Resources, Ltd.
6.250%, 04/26/29 (144A)	200,000	185,141
IPALCO Enterprises, Inc.
3.700%, 09/01/24	335,000	325,490
Kentucky Utilities Co.
5.450%, 04/15/33	160,000	166,385
Louisville Gas & Electric Co.
5.450%, 04/15/33	165,000	171,468
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	420,000	424,009
5.800%, 01/15/33	210,000	223,582
NextEra Energy Capital Holdings, Inc.
4.625%, 07/15/27	625,000	623,317
5.000%, 02/28/30	110,000	111,126
5.000%, 07/15/32	260,000	261,676
6.051%, 03/01/25	55,000	55,952
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	360,000	307,998
Oglethorpe Power Corp.
4.500%, 04/01/47 (144A)	130,000	110,518
5.050%, 10/01/48	115,000	104,927
Pacific Gas and Electric Co.
2.500%, 02/01/31	840,000	680,510
4.400%, 03/01/32	70,000	62,983
4.550%, 07/01/30	85,000	79,653
4.950%, 07/01/50	862,000	710,170
5.250%, 03/01/52	128,000	108,919
5.900%, 06/15/32	400,000	399,626
6.150%, 01/15/33	90,000	92,374
Puget Energy, Inc.
3.650%, 05/15/25	270,000	260,729
4.100%, 06/15/30	215,000	198,522
Sempra Energy
3.400%, 02/01/28	365,000	342,846
4.000%, 02/01/48	50,000	40,662
Southern California Edison Co.
2.250%, 06/01/30	150,000	127,414
2.850%, 08/01/29	315,000	281,716
4.700%, 06/01/27	40,000	40,073
5.300%, 03/01/28	140,000	143,512
Southwestern Electric Power Co.
5.300%, 04/01/33	315,000	317,365
Virginia Electric & Power Co.
5.000%, 04/01/33	285,000	287,173

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	$179,603

		13,079,290

Energy-Alternate Sources—0.1%
Energo-Pro A.S.
8.500%, 02/04/27 (144A)	645,000	618,394
FS Luxembourg S.a.r.l.
10.000%, 12/15/25 (144A)	245,000	243,495
Greenko Wind Projects Mauritius, Ltd.
5.500%, 04/06/25	325,000	307,339

		1,169,228

Engineering & Construction—0.1%
IHS Holding, Ltd.
6.250%, 11/29/28 (144A)	390,000	312,390
International Airport Finance S.A.
12.000%, 03/15/33 (144A)	914,285	873,361

		1,185,751

Entertainment—0.2%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (144A)	225,000	200,879
5.141%, 03/15/52 (144A)	745,000	603,624
WMG Acquisition Corp.
3.000%, 02/15/31 (144A) (b)	160,000	133,763
3.750%, 12/01/29 (144A)	285,000	252,403
3.875%, 07/15/30 (144A)	855,000	750,716

		1,941,385

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,195,000	1,152,587

Food—0.1%
Conagra Brands, Inc.
1.375%, 11/01/27	255,000	218,860
General Mills, Inc.
4.950%, 03/29/33	85,000	86,321
NBM U.S. Holdings, Inc.
7.000%, 05/14/26 (144A)	635,000	630,381

		935,562

Gas—0.1%
KeySpan Gas East Corp.
5.994%, 03/06/33	275,000	283,517
NiSource, Inc.
3.490%, 05/15/27	95,000	90,058
3.600%, 05/01/30	90,000	83,044
5.250%, 03/30/28	315,000	320,431

		777,050

Hand/Machine Tools—0.1%
Regal Rexnord Corp.
6.050%, 04/15/28 (144A)	650,000	650,289
6.300%, 02/15/30 (144A)	295,000	297,037

		947,326

Healthcare-Products—0.2%
Alcon Finance Corp.
2.750%, 09/23/26 (144A)	200,000	187,409
3.000%, 09/23/29 (144A)	265,000	239,772
5.375%, 12/06/32 (144A)	200,000	205,908
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	780,000	739,050
Baxter International, Inc.
2.539%, 02/01/32 (b)	347,000	282,509
Hologic, Inc.
4.625%, 02/01/28 (144A)	658,000	638,734

		2,293,382

Healthcare-Services—0.3%
Centene Corp.
2.450%, 07/15/28	215,000	187,050
3.375%, 02/15/30	20,000	17,449
4.250%, 12/15/27	110,000	105,978
4.625%, 12/15/29	1,185,000	1,114,184
CommonSpirit Health
3.347%, 10/01/29	105,000	94,422
Humana, Inc.
3.700%, 03/23/29	465,000	437,481
Kaiser Foundation Hospitals
2.810%, 06/01/41	110,000	80,498
3.002%, 06/01/51	205,000	144,206
Sutter Health
3.361%, 08/15/50	55,000	40,172
UnitedHealth Group, Inc.
2.750%, 05/15/40	315,000	238,231
3.500%, 08/15/39	60,000	51,063
4.000%, 05/15/29	340,000	332,432
4.950%, 05/15/62	60,000	58,399
5.250%, 02/15/28	145,000	150,775
5.350%, 02/15/33 (b)	355,000	377,291
5.875%, 02/15/53	45,000	50,580
6.050%, 02/15/63	65,000	74,005

		3,554,216

Home Builders—0.1%
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	120,000	110,769
5.750%, 01/15/28 (144A)	623,000	612,826
Toll Brothers Finance Corp.
4.875%, 11/15/25	130,000	127,521

		851,116

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.2%
Aon Corp./Aon Global Holdings plc
5.350%, 02/28/33	65,000	$67,327
Athene Global Funding
2.646%, 10/04/31 (144A)	445,000	353,358
2.717%, 01/07/29 (144A)	735,000	626,639
Corebridge Financial, Inc.
3.850%, 04/05/29 (144A)	160,000	145,992
6.875%, 5Y H15 + 3.846%, 12/15/52 (144A) (b) (c)	515,000	459,097
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	755,000	635,950
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	245,000	232,149
Willis North America, Inc.
3.600%, 05/15/24	130,000	128,071

		2,648,583

Internet—0.2%
Gen Digital, Inc.
5.000%, 04/15/25 (144A)	905,000	888,697
6.750%, 09/30/27 (144A) (b)	260,000	261,352
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	170,000	146,987
5.250%, 12/01/27 (144A)	983,000	956,572

		2,253,608

Iron/Steel—0.0%
ArcelorMittal S.A.
6.800%, 11/29/32	430,000	451,055

Machinery-Diversified—0.0%
Otis Worldwide Corp.
2.565%, 02/15/30	455,000	399,000

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
5.125%, 07/01/49	160,000	126,650
5.750%, 04/01/48	5,000	4,315
6.484%, 10/23/45	1,290,000	1,222,140
6.834%, 10/23/55	90,000	87,440
Comcast Corp.
2.937%, 11/01/56	54,000	35,945
2.987%, 11/01/63	157,000	101,796
3.750%, 04/01/40	220,000	188,847
COX Communications, Inc.
2.600%, 06/15/31 (144A)	270,000	223,029
Discovery Communications LLC
4.000%, 09/15/55	516,000	342,188
5.200%, 09/20/47	190,000	157,409
5.300%, 05/15/49	517,000	431,131
Paramount Global
4.200%, 06/01/29	45,000	41,373
4.200%, 05/19/32	260,000	223,019
4.375%, 03/15/43	150,000	106,591

Media—(Continued)
Paramount Global
4.950%, 01/15/31 (b)	655,000	604,318
5.250%, 04/01/44	250,000	198,906
5.850%, 09/01/43	40,000	34,572
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A)	835,000	753,170
4.000%, 07/15/28 (144A)	70,000	60,126
4.125%, 07/01/30 (144A)	100,000	81,750
Time Warner Cable LLC
4.500%, 09/15/42	200,000	153,590

		5,178,305

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
2.670%, 12/01/26	120,000	107,942
3.250%, 02/15/29	1,304,000	1,146,855
3.569%, 12/01/31	105,000	90,314

		1,345,111

Oil & Gas—0.6%
Aker BP ASA
2.000%, 07/15/26 (144A)	200,000	179,915
3.100%, 07/15/31 (144A)	375,000	317,171
BP Capital Markets America, Inc.
2.939%, 06/04/51	245,000	169,881
3.000%, 02/24/50	85,000	60,160
3.633%, 04/06/30	120,000	113,887
4.812%, 02/13/33	435,000	441,683
ConocoPhillips Co.
4.025%, 03/15/62	90,000	73,715
Continental Resources, Inc.
2.875%, 04/01/32 (144A)	125,000	97,062
5.750%, 01/15/31 (144A)	125,000	120,123
Diamondback Energy, Inc.
6.250%, 03/15/33	95,000	100,394
6.250%, 03/15/53	220,000	227,702
Ecopetrol S.A.
4.625%, 11/02/31	870,000	669,302
Energean Israel Finance, Ltd.
4.500%, 03/30/24 (144A)	180,000	175,725
4.875%, 03/30/26 (144A)	155,000	143,375
5.875%, 03/30/31 (144A)	155,000	135,431
EQT Corp.
5.700%, 04/01/28	180,000	179,805
Equinor ASA
3.625%, 04/06/40	170,000	146,122
3.700%, 04/06/50 (b)	110,000	92,489
Hess Corp.
7.125%, 03/15/33	87,000	96,450
7.300%, 08/15/31	190,000	211,752
Leviathan Bond, Ltd.
6.500%, 06/30/27 (144A)	480,000	459,600
Marathon Oil Corp.
6.600%, 10/01/37	145,000	148,012

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Ovintiv, Inc.
6.500%, 08/15/34	85,000	$85,931
6.625%, 08/15/37	190,000	191,649
Pioneer Natural Resources Co.
5.100%, 03/29/26	45,000	45,187
Shell International Finance B.V.
2.875%, 11/26/41	120,000	92,114
3.000%, 11/26/51	155,000	111,663
3.250%, 04/06/50	125,000	95,305
Southwestern Energy Co.
4.750%, 02/01/32	110,000	97,129
Tullow Oil plc
7.000%, 03/01/25 (144A)	500,000	295,523
Var Energi ASA
7.500%, 01/15/28 (144A)	530,000	548,704
Viper Energy Partners L.P.
5.375%, 11/01/27 (144A)	535,000	514,521

		6,437,482

Packaging & Containers—0.1%
Ball Corp.
4.000%, 11/15/23	1,200,000	1,185,806

Pharmaceuticals—0.1%
Cigna Group (The)
5.400%, 03/15/33	235,000	243,982
CVS Health Corp.
4.125%, 04/01/40	155,000	133,186
5.125%, 02/21/30	270,000	273,699
5.125%, 07/20/45	125,000	118,583

		769,450

Pipelines—0.4%
Energy Transfer L.P.
5.250%, 04/15/29	40,000	39,846
5.300%, 04/01/44	35,000	30,966
5.550%, 02/15/28	240,000	243,709
5.950%, 10/01/43	20,000	19,137
6.125%, 12/15/45	145,000	140,163
6.250%, 04/15/49	60,000	59,444
Enterprise Products Operating LLC
4.950%, 10/15/54	155,000	140,232
5.350%, 01/31/33	70,000	72,526
EQM Midstream Partners L.P.
6.500%, 07/01/27 (144A)	30,000	29,078
Galaxy Pipeline Assets Bidco, Ltd.
2.940%, 09/30/40 (144A)	237,463	192,104
Greensaif Pipelines Bidco S.a.r.l.
6.129%, 02/23/38 (144A)	420,000	432,096
6.510%, 02/23/42 (144A)	365,000	384,481
MPLX L.P.
4.950%, 09/01/32	300,000	293,389
4.950%, 03/14/52	95,000	82,572

Pipelines—(Continued)
ONEOK, Inc.
3.100%, 03/15/30	105,000	91,730
3.400%, 09/01/29	255,000	227,242
4.550%, 07/15/28	95,000	91,900
5.200%, 07/15/48	95,000	82,102
6.100%, 11/15/32	215,000	222,578
6.350%, 01/15/31	57,000	59,746
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30	365,000	325,258
4.900%, 02/15/45	100,000	80,129
Targa Resources Corp.
4.200%, 02/01/33	220,000	197,932
6.125%, 03/15/33 (b)	155,000	160,505
6.250%, 07/01/52	225,000	221,803
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.875%, 02/01/31	65,000	60,820
Transcontinental Gas Pipe Line Co. LLC
3.250%, 05/15/30	125,000	113,203
Western Midstream Operating L.P.
6.150%, 04/01/33	60,000	60,814
Williams Cos., Inc. (The)
4.650%, 08/15/32 (b)	300,000	289,157
5.650%, 03/15/33	180,000	185,890

		4,630,552

Real Estate Investment Trusts—0.4%
American Tower Corp.
2.700%, 04/15/31	80,000	67,091
3.650%, 03/15/27	280,000	265,952
American Tower Trust I
5.490%, 03/15/53	925,000	933,652
Crown Castle, Inc.
2.900%, 03/15/27	240,000	222,741
5.000%, 01/11/28	340,000	342,692
EPR Properties
4.950%, 04/15/28	400,000	333,987
GLP Capital L.P. / GLP Financing II, Inc.
4.000%, 01/15/31	195,000	167,273
5.300%, 01/15/29	235,000	224,225
5.750%, 06/01/28	270,000	263,359
SBA Tower Trust
2.836%, 01/15/50 (144A)	545,000	516,264
VICI Properties L.P.
4.950%, 02/15/30	596,000	559,267
5.125%, 05/15/32	135,000	127,189

		4,023,692

Retail—0.2%
AutoZone, Inc.
4.750%, 08/01/32	190,000	188,375
4.750%, 02/01/33	60,000	59,279
FirstCash, Inc.
4.625%, 09/01/28 (144A)	758,000	672,294
5.625%, 01/01/30 (144A)	585,000	539,663

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Gap, Inc. (The)
3.625%, 10/01/29 (144A)	487,000	$347,331
3.875%, 10/01/31 (144A)	913,000	633,503
O’Reilly Automotive, Inc.
4.700%, 06/15/32	255,000	251,690

		2,692,135

Semiconductors—0.3%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	31,000	23,841
3.419%, 04/15/33 (144A)	161,000	134,710
4.000%, 04/15/29 (144A)	645,000	603,347
Intel Corp.
3.100%, 02/15/60	275,000	181,063
4.900%, 08/05/52	290,000	270,206
5.125%, 02/10/30	100,000	101,846
5.200%, 02/10/33 (b)	180,000	183,328
5.700%, 02/10/53	100,000	102,059
5.900%, 02/10/63	175,000	180,117
Marvell Technology, Inc.
2.450%, 04/15/28 (b)	380,000	332,802
2.950%, 04/15/31	150,000	125,258
NVIDIA Corp.
3.500%, 04/01/40	235,000	201,776
NXP B.V. / NXP Funding LLC
5.550%, 12/01/28	165,000	168,290
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
4.300%, 06/18/29	116,000	111,404
Qorvo, Inc.
3.375%, 04/01/31 (144A)	260,000	215,088
4.375%, 10/15/29	65,000	59,894

		2,995,029

Software—0.5%
Black Knight InfoServ LLC
3.625%, 09/01/28 (144A)	1,478,000	1,338,965
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	853,000	791,157
MSCI, Inc.
3.625%, 11/01/31 (144A)	195,000	166,969
3.875%, 02/15/31 (144A)	115,000	102,362
4.000%, 11/15/29 (144A)	190,000	173,357
Open Text Corp.
3.875%, 12/01/29 (144A)	740,000	622,913
6.900%, 12/01/27 (144A)	545,000	562,222
Open Text Holdings, Inc.
4.125%, 12/01/31 (144A)	130,000	107,250
Oracle Corp.
2.950%, 04/01/30	100,000	88,295
3.850%, 04/01/60	830,000	579,036
4.000%, 07/15/46	5,000	3,815
4.100%, 03/25/61	185,000	136,073
4.125%, 05/15/45	15,000	11,779
6.150%, 11/09/29	405,000	431,377

Software—(Continued)
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	735,000	713,169

		5,828,739

Telecommunications—0.3%
AT&T, Inc.
3.550%, 09/15/55	884,000	634,543
3.650%, 09/15/59	31,000	22,153
3.800%, 12/01/57	251,000	186,345
Nokia Oyj
4.375%, 06/12/27	720,000	688,334
Rogers Communications, Inc.
3.800%, 03/15/32 (144A)	65,000	58,334
4.550%, 03/15/52 (144A)	240,000	197,417
T-Mobile USA, Inc.
2.050%, 02/15/28	365,000	323,863
5.050%, 07/15/33	235,000	236,163
Verizon Communications, Inc.
2.355%, 03/15/32	455,000	373,281
2.550%, 03/21/31	205,000	174,638
2.650%, 11/20/40	65,000	46,410
2.850%, 09/03/41	105,000	76,886
3.850%, 11/01/42	85,000	71,047
Vodafone Group plc
5.750%, 02/10/63	185,000	183,104

		3,272,518

Trucking & Leasing—0.2%
DAE Funding LLC
1.550%, 08/01/24 (144A)	885,000	832,367
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 11/01/24 (144A)	455,000	435,349
4.000%, 07/15/25 (144A)	365,000	353,532
4.400%, 07/01/27 (144A)	285,000	273,408

		1,894,656

Total Corporate Bonds & Notes (Cost $125,436,103)		114,957,006

Mortgage-Backed Securities—5.1%

Collateralized Mortgage Obligations—3.2%
Adjustable Rate Mortgage Trust
5.345%, 1M LIBOR + 0.500%, 01/25/36 (c)	67,770	60,065
5.385%, 1M LIBOR + 0.540%, 11/25/35 (c)	32,623	31,674
Alternative Loan Trust
4.488%, 12M MTA + 1.350%, 08/25/35 (c)	158,801	131,098
5.295%, 1M LIBOR + 0.450%, 03/01/38 (c)	131,330	98,574
5.385%, 1M LIBOR + 0.540%, 01/25/36 (c)	67,915	58,557
5.500%, 11/25/35	338,352	195,663
5.500%, 1M LIBOR + 0.800%, 12/25/35 (c)	72,321	61,179
Angel Oak Mortgage Trust LLC
0.951%, 07/25/66 (144A) (c)	707,509	581,839
0.985%, 04/25/66 (144A) (c)	284,387	237,849
0.990%, 04/25/53 (144A) (c)	264,192	238,831

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Angel Oak Mortgage Trust LLC
1.068%, 05/25/66 (144A) (c)	574,537	$472,640
1.820%, 11/25/66 (144A) (c)	510,393	424,676
3.920%, 11/25/48 (144A) (c)	729	726
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (c)	341,067	319,156
Bear Stearns Adjustable Rate Mortgage Trust 3.597%, 07/25/36 (c)	141,242	117,448
Bear Stearns ALT-A Trust 5.325%, 1M LIBOR + 0.480%, 02/25/36 (c)	293,331	283,846
Bear Stearns Mortgage Funding Trust
5.025%, 1M LIBOR + 0.180%, 10/25/36 (c)	76,411	61,819
5.245%, 1M LIBOR + 0.400%, 02/25/37 (c)	295,996	254,367
BINOM Securitization Trust 2.034%, 06/25/56 (144A) (c)	341,603	300,146
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (c)	199,199	174,662
0.970%, 03/25/60 (144A) (c)	167,697	156,342
Citigroup Mortgage Loan Trust, Inc. 6.228%, 11/25/70 (144A) (n)	346,906	346,207
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (c)	460,595	370,881
0.956%, 09/27/66 (144A) (c)	836,802	662,555
4.301%, 03/25/67 (144A) (c)	182,264	174,191
Countrywide Home Loan Mortgage Pass-Through Trust
3.283%, 06/20/35 (c)	4,752	4,291
3.631%, 09/25/47 (c)	179,110	151,739
5.245%, 1M LIBOR + 0.400%, 04/25/46 (c)	169,524	136,255
5.525%, 1M LIBOR + 0.680%, 02/25/35 (c)	66,097	54,501
CSMC Trust
0.938%, 05/25/66 (144A) (c)	422,222	332,188
1.179%, 02/25/66 (144A) (c)	582,585	491,016
1.796%, 12/27/60 (144A) (c)	296,583	274,351
1.841%, 10/25/66 (144A) (c)	523,431	451,264
2.265%, 11/25/66 (144A) (c)	1,239,466	1,066,056
3.250%, 04/25/47 (144A) (c)	299,628	268,704
Deephaven Residential Mortgage Trust 0.899%, 04/25/66 (144A) (c)	195,305	167,015
Deutsche ALT-A Securities Mortgage Loan Trust 5.145%, 1M LIBOR + 0.300%, 12/25/36 (c)	163,649	150,147
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (c)	190,737	153,299
2.206%, 01/25/67 (144A) (c)	582,646	488,782
GCAT Trust
1.036%, 05/25/66 (144A) (c)	406,451	332,682
1.091%, 05/25/66 (144A) (c)	539,323	440,235
1.262%, 07/25/66 (144A) (c)	1,026,979	807,518
1.915%, 08/25/66 (144A) (c)	390,880	344,481
GreenPoint Mortgage Funding Trust 4.538%, 12M MTA + 1.400%, 10/25/45 (c)	130,686	101,066
GSR Mortgage Loan Trust
3.895%, 01/25/36 (c)	169,760	161,747
5.145%, 1M LIBOR + 0.300%, 01/25/37 (c)	437,748	118,276
6.000%, 07/25/37	138,118	90,371
Imperial Fund Mortgage Trust 3.638%, 03/25/67 (144A) (n)	1,221,050	1,119,933

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust 3.357%, 10/25/35 (c)	8,777	7,758
JPMorgan Mortgage Trust 3.680%, 05/25/36 (c)	11,481	9,094
Legacy Mortgage Asset Trust
1.650%, 11/25/60 (144A) (n)	197,384	180,729
1.750%, 04/25/61 (144A) (n)	296,641	276,848
1.750%, 07/25/61 (144A) (n)	387,528	356,677
6.250%, 11/25/59 (144A) (n)	703,494	702,461
LSTAR Securities Investment, Ltd. 7.462%, 1M LIBOR + 2.800%, 02/01/26 (144A) (c)	475,704	475,704
MASTR Adjustable Rate Mortgages Trust
3.516%, 09/25/33 (c)	47,605	42,206
3.866%, 11/21/34 (c)	34,281	31,605
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (c)	304,160	286,490
MFA Trust
1.029%, 11/25/64 (144A) (c)	308,443	252,178
1.153%, 04/25/65 (144A) (c)	243,565	213,661
Mill City Mortgage Loan Trust
3.494%, 04/25/66 (144A) (c)	703,106	673,663
3.500%, 08/25/58 (144A) (c)	312,133	298,602
Morgan Stanley Mortgage Loan Trust 4.433%, 05/25/36 (c)	131,336	59,808
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (c)	196,608	176,314
2.492%, 09/25/59 (144A) (c)	84,847	77,598
3.500%, 08/25/59 (144A) (c)	316,976	295,954
3.750%, 11/26/35 (144A) (c)	289,166	272,027
3.917%, 09/25/57 (144A) (c)	439,335	405,740
4.000%, 02/25/57 (144A) (c)	539,197	509,757
4.000%, 03/25/57 (144A) (c)	555,658	524,464
4.000%, 04/25/57 (144A) (c)	442,876	422,991
4.000%, 05/25/57 (144A) (c)	309,431	287,207
5.595%, 1M LIBOR + 0.750%, 01/25/48 (144A) (c)	386,446	373,246
NMLT Trust 1.185%, 05/25/56 (144A) (c)	858,317	713,094
OBX Trust
1.054%, 07/25/61 (144A) (c)	517,299	393,333
1.072%, 02/25/66 (144A) (c)	537,521	436,805
2.305%, 11/25/61 (144A) (c)	1,010,168	863,376
Preston Ridge Partners Mortgage LLC
1.793%, 06/25/26 (144A) (n)	546,306	513,455
1.793%, 07/25/26 (144A) (n)	490,550	452,034
1.867%, 04/25/26 (144A) (n)	928,004	884,436
2.363%, 11/25/25 (144A) (n)	133,349	129,717
2.363%, 10/25/26 (144A) (n)	975,894	921,409
2.487%, 10/25/26 (144A) (n)	433,629	399,860
RALI Series Trust
5.445%, 1M LIBOR + 0.600%, 04/25/36 (c)	448,305	365,350
6.000%, 12/25/35	121,687	103,928
RFMSI Trust 3.575%, 08/25/35 (c)	49,896	23,960

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	490,178	$424,292
3.500%, 11/25/57	407,987	381,865
3.500%, 03/25/58	795,472	741,566
3.500%, 07/25/58	1,121,753	1,042,891
3.500%, 08/25/58	219,902	203,766
3.500%, 10/25/58	867,356	808,532
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (c)	158,220	141,132
1.219%, 05/25/65 (144A) (c)	439,828	378,409
1.920%, 11/25/66 (144A) (c)	797,721	657,188
Structured Adjustable Rate Mortgage Loan Trust 5.145%, 1M LIBOR + 0.300%, 09/25/34 (c)	34,367	28,783
Toorak Mortgage Corp., Ltd. 2.240%, 06/25/24 (144A) (n)	670,000	631,130
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (c)	165,824	162,632
2.750%, 04/25/57 (144A) (c)	31,746	31,389
2.750%, 06/25/57 (144A) (c)	312,500	296,336
2.918%, 11/30/60 (144A) (c)	1,229,852	996,005
Verus Securitization Trust
0.918%, 02/25/64 (144A) (c)	261,727	223,748
0.938%, 07/25/66 (144A) (c)	355,790	284,717
1.031%, 02/25/66 (144A) (c)	230,259	195,282
1.824%, 11/25/66 (144A) (c)	555,758	472,414
1.829%, 10/25/66 (144A) (c)	1,113,244	942,898
WaMu Mortgage Pass-Through Certificates Trust
3.236%, 06/25/37 (c)	67,442	57,273
4.018%, 12M MTA + 0.880%, 10/25/46 (c)	119,722	97,574
Washington Mutual Mortgage Pass-Through Certificates 5.445%, 1M LIBOR + 0.600%, 07/25/36 (c)	54,550	34,707
Wells Fargo Mortgage-Backed Securities Trust
4.240%, 10/25/36 (c)	46,659	41,989
4.281%, 09/25/36 (c)	43,392	39,703

		36,250,668

Commercial Mortgage-Backed Securities—1.9%
BANK
0.594%, 11/15/62 (c) (d)	4,546,868	143,583
0.639%, 11/15/62 (c) (d)	2,240,315	77,565
0.692%, 12/15/52 (c) (d)	3,634,605	132,552
0.713%, 11/15/50 (c) (d)	6,823,041	181,000
0.766%, 11/15/54 (c) (d)	790,513	23,026
0.813%, 09/15/62 (c) (d)	4,051,325	165,695
0.891%, 05/15/62 (c) (d)	2,871,513	121,947
0.995%, 02/15/56 (c) (d)	1,369,325	95,124
1.763%, 03/15/63 (c) (d)	4,902,758	481,329
2.036%, 02/15/54	565,000	452,081
3.688%, 02/15/61	1,700,000	1,588,855
Barclays Commercial Mortgage Trust
0.987%, 04/15/53 (c) (d)	1,280,000	76,545
1.459%, 02/15/50 (c) (d)	4,785,061	215,257
4.600%, 06/15/55 (c)	245,000	235,693
4.968%, 12/15/51 (c)	475,000	405,854
5.439%, 12/15/55 (c)	325,000	333,001

Commercial Mortgage-Backed Securities—(Continued)
Barclays Commercial Mortgage Trust
5.659%, 1M LIBOR + 0.975%, 08/15/36 (144A) (c)	1,802,000	1,783,787
5.710%, 12/15/55 (c)	105,000	109,722
Benchmark Mortgage Trust
0.505%, 07/15/51 (c) (d)	4,223,260	69,449
0.546%, 01/15/51 (c) (d)	1,782,838	34,788
1.032%, 08/15/52 (c) (d)	1,966,917	79,509
1.220%, 03/15/62 (c) (d)	6,067,744	305,466
1.515%, 01/15/54 (c) (d)	2,357,832	208,364
1.788%, 07/15/53 (c) (d)	1,323,648	101,313
3.882%, 02/15/51 (c)	795,000	744,756
4.016%, 03/15/52	1,600,000	1,493,460
BPR Trust 8.059%, 1M TSFR + 3.232%, 08/15/24 (144A) (c)	575,000	573,490
BX Commercial Mortgage Trust 5.862%, 1M TSFR + 1.034%, 10/15/36 (144A) (c)	910,718	900,385
BX Trust 7.278%, 1M TSFR + 2.451%, 08/15/39 (144A) (c)	583,252	580,340
CAMB Commercial Mortgage Trust 7.234%, 1M LIBOR + 2.550%, 12/15/37 (144A) (c)	665,000	636,604
Century Plaza Towers 2.865%, 11/13/39 (144A)	585,000	474,403
Citigroup Commercial Mortgage Trust
0.903%, 07/10/47 (c) (d)	3,066,231	26,730
1.017%, 04/10/48 (c) (d)	3,718,379	60,137
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.509%, 02/10/47 (c) (d)	2,545,323	6,354
0.586%, 08/10/46 (c) (d)	518,883	125
1.188%, 10/15/45 (c) (d)	79,153	1
2.819%, 01/10/39 (144A)	205,000	179,445
2.853%, 10/15/45	12,784	12,341
3.612%, 06/10/46 (c)	56,485	56,367
3.796%, 08/10/47	225,000	217,998
3.896%, 01/10/39 (144A) (c)	210,000	174,519
3.961%, 03/10/47	235,125	230,648
4.074%, 02/10/47 (c)	115,000	113,025
4.205%, 08/10/46	90,975	90,198
4.210%, 08/10/46 (c)	168,182	167,652
4.236%, 02/10/47 (c)	190,000	187,115
4.750%, 10/15/45 (144A) (c)	273,831	18,845
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	673	663
CSAIL Commercial Mortgage Trust
0.716%, 06/15/57 (c) (d)	10,814,298	118,740
0.897%, 11/15/48 (c) (d)	671,722	12,722
1.860%, 01/15/49 (c) (d)	1,470,495	63,714
DBJPM Mortgage Trust 1.708%, 09/15/53 (c) (d)	1,007,996	67,940
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,200,000	877,175
5.558%, 1M TSFR + 0.731%, 08/15/36 (144A) (c)	90,000	89,108
GS Mortgage Securities Trust
Zero Coupon, 08/10/44 (144A) (c) (d)	132,906	1
0.071%, 07/10/46 (c) (d)	6,744,881	67
5.002%, 04/10/47 (144A) (c)	465,000	345,714

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMBB Commercial Mortgage Securities Trust 0.588%, 09/15/47 (c) (d)	2,687,669	$15,775
JPMorgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (c)	285,151	251,855
2.812%, 01/16/37 (144A)	305,000	277,141
3.784%, 12/15/47 (144A) (c)	130,000	98,812
Morgan Stanley Bank of America Merrill Lynch Trust
0.954%, 12/15/47 (c) (d)	1,727,120	18,926
0.966%, 10/15/48 (c) (d)	726,522	10,378
3.766%, 11/15/46	142,850	140,855
4.259%, 10/15/46 (c)	115,000	114,029
Morgan Stanley Capital Trust
1.325%, 06/15/50 (c) (d)	1,488,230	52,560
3.912%, 09/09/32 (144A)	1,140,000	962,513
5.083%, 07/15/49 (144A) (c)	265,000	134,670
5.272%, 10/12/52 (144A) (c)	12,137	5,190
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (c)	150,000	106,816
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,146,244
UBS Commercial Mortgage Trust 1.074%, 08/15/50 (c) (d)	703,674	25,762
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	12,803	12,777
Wells Fargo Commercial Mortgage Trust
0.877%, 09/15/57 (c) (d)	4,563,600	80,558
1.073%, 05/15/48 (c) (d)	2,661,231	40,779
2.942%, 10/15/49	890,000	820,278
4.149%, 05/15/48 (c)	80,000	66,190
WF-RBS Commercial Mortgage Trust
1.235%, 03/15/47 (c) (d)	1,287,330	7,006
3.016%, 11/15/47 (144A)	87,359	4,830
3.345%, 05/15/45	100,000	99,710
3.723%, 05/15/47	84,713	82,894
3.995%, 05/15/47	160,281	156,811
4.045%, 03/15/47	40,000	39,264
4.101%, 03/15/47	335,000	328,432
5.000%, 06/15/44 (144A) (c)	105,000	54,455

		21,097,797

Total Mortgage-Backed Securities (Cost $68,750,638)		57,348,465

Asset-Backed Securities—4.4%

Asset-Backed - Automobile—0.9%
American Credit Acceptance Receivables Trust 4.550%, 10/13/26 (144A)	55,000	54,330
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	517,845
ARI Fleet Lease Trust 5.409%, 02/17/32	795,000	794,977
Carvana Auto Receivables Trust 4.130%, 04/12/27	970,000	948,886

Asset-Backed - Automobile—(Continued)
Credit Acceptance Auto Loan Trust 1.000%, 05/15/30 (144A)	370,000	357,639
Drive Auto Receivables Trust 2.700%, 02/16/27	328,352	324,059
DT Auto Owner Trust 5.190%, 10/16/28 (144A)	250,000	248,139
Enterprise Fleet Financing LLC 5.420%, 10/22/29 (144A)	390,000	390,567
Exeter Automobile Receivables Trust
2.180%, 06/15/26	405,000	397,071
2.580%, 09/15/25 (144A)	678,911	666,127
2.730%, 12/15/25 (144A)	257,321	252,173
4.570%, 01/15/27	370,000	364,755
6.030%, 08/16/27	162,000	162,921
Flagship Credit Auto Trust
4.690%, 07/17/28 (144A)	503,000	495,225
5.050%, 01/18/28 (144A)	140,000	138,568
GLS Auto Receivables Issuer Trust 4.920%, 01/15/27 (144A)	90,000	88,935
Santander Drive Auto Receivables Trust
1.480%, 01/15/27	140,000	134,774
4.420%, 11/15/27	735,000	723,649
4.430%, 03/15/27	235,000	231,393
4.720%, 06/15/27	165,000	161,628
4.980%, 02/15/28	295,000	292,997
5.950%, 01/17/28	650,000	660,532
Tricolor Auto Securitization Trust 6.480%, 08/17/26 (144A)	300,739	300,610
Westlake Automobile Receivables Trust
1.650%, 02/17/26 (144A)	415,000	394,878
2.720%, 11/15/24 (144A)	270,856	269,675
4.310%, 09/15/27 (144A)	560,000	548,361
5.410%, 01/18/28 (144A)	160,000	159,666
World Omni Auto Receivables Trust 5.030%, 05/15/29	270,000	271,208

		10,351,588

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust
4.945%, 1M LIBOR + 0.100%, 12/25/46 (c)	46,865	22,923
5.445%, 1M LIBOR + 0.600%, 03/25/36 (c)	529,834	279,753
5.985%, 06/25/36 (c)	432,525	114,222
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (n)	239,171	88,716
Soundview Home Loan Trust 5.345%, 1M LIBOR + 0.500%, 11/25/36 (c)	390,772	359,858

		865,472

Asset-Backed - Other—3.4%
510 Asset Backed Trust 2.116%, 06/25/61 (144A) (n)	751,675	681,696
Affirm Asset Securitization Trust
1.900%, 01/15/25 (144A)	76,169	74,982
3.460%, 10/15/24 (144A)	30,691	30,492

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Amur Equipment Finance Receivables XI LLC Trust 5.300%, 06/21/28 (144A)	260,000	$258,851
Apollo Aviation Securitization Trust 3.351%, 01/16/40 (144A)	124,414	104,540
Arbor Realty Commercial Real Estate Notes, Ltd. 5.784%, 1M LIBOR + 1.100%, 05/15/36 (144A) (c)	210,000	207,538
Avant Loans Funding Trust 1.210%, 07/15/30 (144A)	455,000	441,733
Bain Capital Credit CLO, Ltd. 5.998%, 3M LIBOR + 1.180%, 07/25/34 (144A) (c)	1,325,000	1,290,828
Benefit Street Partners CLO XXXI, Ltd. 7.220%, 3M TSFR + 2.350%, 04/25/36 (144A) (c)	575,000	572,741
BlueMountain CLO XXIV, Ltd. 5.908%, 3M LIBOR + 1.100%, 04/20/34 (144A) (c)	825,000	799,470
Buckhorn Park CLO, Ltd. 5.915%, 3M LIBOR + 1.120%, 07/18/34 (144A) (c)	555,000	541,567
CCG Receivables Trust 5.820%, 09/16/30	345,000	348,368
CF Hippolyta LLC 1.990%, 07/15/60 (144A)	244,207	206,316
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	908,117
Dell Equipment Finance Trust 5.650%, 09/22/28	558,000	560,126
Domino’s Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	510,900	438,499
3.668%, 10/25/49 (144A)	320,100	284,767
4.116%, 07/25/48 (144A)	670,250	642,490
Elmwood 23 CLO, Ltd. 7.179%, 3M LIBOR + 2.250%, 04/16/36 (c)	530,000	527,958
Finance America Mortgage Loan Trust 5.895%, 1M LIBOR + 1.050%, 09/25/33 (c)	43,032	41,067
FirstKey Homes Trust
4.145%, 05/17/39 (144A)	288,369	275,255
4.250%, 07/17/39 (144A)	1,183,308	1,133,112
GMACM Home Equity Loan Trust 5.345%, 1M LIBOR + 0.500%, 10/25/34 (144A) (c)	10,370	10,202
Harriman Park CLO, Ltd. 5.928%, 3M LIBOR + 1.120%, 04/20/34 (144A) (c)	1,655,000	1,620,311
Invesco U.S. CLO, Ltd. 7.156%, 3M TSFR + 2.300%, 04/21/36 (144A) (c)	345,000	343,609
JFIN CLO, Ltd. 5.816%, 3M LIBOR + 1.000%, 04/24/29 (144A) (c)	693,685	687,824
KKR CLO, Ltd. 5.792%, 3M LIBOR + 1.000%, 04/15/31 (144A) (c)	1,230,000	1,210,206
Knollwood CDO, Ltd. 8.012%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c)	804,404	80
Kubota Credit Owner Trust 5.020%, 06/15/27	385,000	385,361
LCM XX L.P. 5.848%, 3M LIBOR + 1.040%, 10/20/27 (144A) (c)	248,525	247,968
MF1, Ltd. 6.310%, SOFR30A + 1.750%, 02/19/37 (144A) (c)	685,000	666,359
MFA LLC 2.363%, 03/25/60 (144A) (n)	596,868	563,887

Asset-Backed - Other—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust 5.145%, 1M LIBOR + 0.300%, 06/25/36 (c)	7,910	6,673
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	95,728	89,353
Octagon 61, Ltd. 7.230%, 3M TSFR + 2.350%, 04/20/36 (c)	745,000	745,000
Octagon Investment Partners 45, Ltd. 5.998%, 3M LIBOR + 1.340%, 04/15/35 (144A) (c)	1,155,000	1,118,866
OZLM VII, Ltd. 5.802%, 3M LIBOR + 1.010%, 07/17/29 (144A) (c)	208,244	206,520
OZLM XVIII, Ltd. 5.850%, 3M LIBOR + 1.020%, 04/15/31 (144A) (c)	900,000	882,761
Pretium Mortgage Credit Partners LLC
1.992%, 06/27/60 (144A) (n)	488,158	455,131
1.992%, 02/25/61 (144A) (n)	832,704	779,586
2.487%, 07/25/51 (144A) (n)	394,143	371,017
2.981%, 01/25/52 (144A) (n)	1,054,991	980,587
Progress Residential Trust
1.510%, 10/17/38 (144A)	806,951	706,423
3.200%, 04/17/39 (144A)	279,285	257,635
4.438%, 05/17/41 (144A)	763,655	728,366
4.451%, 06/17/39 (144A)	215,150	207,030
4.750%, 10/27/39 (144A)	349,449	342,861
Regatta VI Funding, Ltd. 5.968%, 3M LIBOR + 1.160%, 04/20/34 (144A) (c)	1,200,000	1,166,945
RR 1 LLC 5.942%, 3M LIBOR + 1.150%, 07/15/35 (144A) (c)	1,365,000	1,335,401
RR 26 Ltd. 6.982%, 3M TSFR + 2.250%, 04/15/38 (144A) (c)	520,000	515,118
Sapphire Aviation Finance II, Ltd. 3.228%, 03/15/40 (144A)	180,772	151,458
Sound Point CLO XXIX, Ltd. 5.888%, 3M LIBOR + 1.070%, 04/25/34 (144A) (c)	1,300,000	1,259,388
Summit Issuer LLC 2.290%, 12/20/50 (144A)	320,000	285,297
Taco Bell Funding LLC 2.294%, 08/25/51 (144A)	1,898,963	1,585,693
Texas Debt Capital CLO, Ltd. 7.104%, 3M TSFR + 2.300%, 04/20/36 (c)	635,000	629,039
Tricon Residential Trust 4.849%, 07/17/40 (144A)	771,961	760,768
Upstart Securitization Trust 0.830%, 07/20/31 (144A)	69,602	68,475
VCAT Asset Securitization LLC
1.743%, 05/25/51 (144A) (n)	457,210	423,578
2.115%, 03/27/51 (144A) (n)	136,601	129,013
Venture 42 CLO, Ltd. 5.922%, 3M LIBOR + 1.130%, 04/15/34 (144A) (c)	1,300,000	1,262,218
Venture 43 CLO, Ltd. 6.032%, 3M LIBOR + 1.240%, 04/15/34 (144A) (c)	500,000	487,259
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (n)	526,057	492,282
Voya CLO, Ltd. 5.695%, 3M LIBOR + 0.900%, 01/18/29 (144A) (c)	868,047	861,221
Wellfleet CLO X, Ltd. 5.978%, 3M LIBOR + 1.170%, 07/20/32 (144A) (c)	1,065,000	1,044,147

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Wendy’s Funding LLC
2.370%, 06/15/51 (144A)	1,164,263	$976,606
3.884%, 03/15/48 (144A)	412,163	380,493
Wingstop Funding LLC 2.841%, 12/05/50 (144A)	162,938	142,822

		37,941,350

Total Asset-Backed Securities (Cost $51,633,387)		49,158,410

Foreign Government—1.2%

Sovereign—1.2%
Angolan Government International Bond 8.000%, 11/26/29	400,000	342,360
Benin Government International Bond 4.950%, 01/22/35 (144A) (EUR)	620,000	460,587
Bermuda Government International Bonds 2.375%, 08/20/30 (144A)	200,000	170,573
5.000%, 07/15/32 (144A)	405,000	406,190
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	11,104,000	1,918,198
Chile Government International Bond 1.250%, 01/22/51 (EUR)	250,000	145,431
Colombia Government International Bonds 5.000%, 06/15/45	800,000	558,174
5.200%, 05/15/49	200,000	139,323
5.625%, 02/26/44	225,000	169,931
Costa Rica Government International Bond 6.550%, 04/03/34 (144A)	280,000	281,400
Finance Department Government of Sharjah 3.625%, 03/10/33 (144A)	550,000	445,056
Hungary Government International Bonds 1.625%, 04/28/32 (EUR)	1,320,000	1,054,214
6.750%, 09/25/52 (144A)	200,000	206,700
Indonesia Government International Bonds 1.100%, 03/12/33 (EUR)	1,170,000	932,616
2.150%, 07/18/24 (EUR)	100,000	106,118
2.625%, 06/14/23 (EUR)	100,000	108,233
Ivory Coast Government International Bond 4.875%, 01/30/32 (EUR)	460,000	379,091
Mexico Government International Bonds 1.125%, 01/17/30 (EUR)	200,000	176,474
1.450%, 10/25/33 (EUR)	1,330,000	1,039,841
North Macedonia Government International Bonds 2.750%, 01/18/25 (EUR)	425,000	432,770
3.675%, 06/03/26 (144A) (EUR)	515,000	512,261
Panama Government International Bond 3.870%, 07/23/60	550,000	359,507
Philippine Government International Bonds 1.200%, 04/28/33 (EUR)	775,000	621,961
1.750%, 04/28/41 (EUR)	300,000	205,101

Sovereign—(Continued)
Romanian Government International Bonds 2.625%, 12/02/40 (144A) (EUR)	635,000	398,036
2.750%, 04/14/41 (EUR)	1,045,000	663,934
3.375%, 02/08/38 (EUR)	310,000	233,252
4.625%, 04/03/49 (EUR)	738,000	593,103
Saudi Government International Bonds 2.000%, 07/09/39 (EUR)	285,000	222,292
5.000%, 01/18/53 (144A)	200,000	185,869

Total Foreign Government (Cost $18,780,053)		13,468,596

Municipals—0.6%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds 6.038%, 12/01/29	85,000	83,403
6.138%, 12/01/39	325,000	297,665
6.319%, 11/01/29	480,000	480,588
Chicago Transit Authority Sale Tax Receipts Fund 3.912%, 12/01/40	170,000	148,713
Metropolitan Transportation Authority 4.750%, 11/15/45	505,000	512,160
5.175%, 11/15/49	1,390,000	1,262,893
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	191,000	209,336
New York Transportation Development Corp. 4.248%, 09/01/35	1,150,000	1,126,780
Philadelphia, Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,320,651
State Board of Administration Finance Corp. 1.258%, 07/01/25	975,000	906,569
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	180,000	223,351
State of Illinois 4.950%, 06/01/23	242,727	242,374
Texas Natural Gas Securitization Finance Corp. 5.102%, 04/01/35	595,000	611,215

Total Municipals (Cost $8,047,492)		7,425,698

Floating Rate Loans (o)—0.0%

Entertainment—0.0%
Crown Finance U.S., Inc.
2022 DIP Term Loan, 14.665%, 1M TSFR + 10.000%, 09/07/23	39,502	40,177

Healthcare-Products—0.0%
Avantor Funding, Inc.
Term Loan B5, 7.090%, 1M LIBOR + 2.250%, 11/08/27	101	101

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/23 (k) (l) (m)	587	$0

Total Floating Rate Loans (Cost $38,459)		40,278

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $19,957,108; collateralized by U.S. Treasury Note at 2.500%, maturing 01/31/25, with a market value of $20,352,720.	19,953,616	19,953,616

Total Short-Term Investments (Cost $19,953,616)		19,953,616

Securities Lending Reinvestments (p)—2.5%

Certificate of Deposit—0.1%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (c)	1,000,000	1,001,845

Repurchase Agreements—1.2%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $200,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $204,717.	200,000	200,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $1,027,596; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $1,261,497; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $1,286,212.	1,260,992	1,260,992
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $2,301,848; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $2,356,303.	2,300,000	2,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $2,901,994; collateralized by various Common Stock with an aggregate market value of $3,223,551.	2,900,000	2,900,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $1,100,456; collateralized by various Common Stock with an aggregate market value of $1,223,066.	1,100,000	1,100,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $102,109.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $1,600,654; collateralized by various Common Stock with an aggregate market value of $1,779,977.	1,600,000	1,600,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $901,230; collateralized by various Common Stock with an aggregate market value of $1,002,235.	900,000	900,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,245,594.	2,000,000	2,000,000

		13,360,992

Time Deposit—0.1%
Barclays (NY) 4.830%, 04/03/23	1,000,000	1,000,000

Mutual Funds—1.1%
Allspring Government Money Market Fund, Select Class 4.690% (q)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (q)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (q)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (q)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (q)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (q)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (q)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (q)	1,000,000	1,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $28,360,992)		28,362,837

Total Investments—112.2% (Cost $1,236,299,093)		1,264,080,563
Other assets and liabilities (net)—(12.2)%		(137,196,999)

Net Assets—100.0%		$1,126,883,564

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $29,018,099 and the collateral received consisted of cash in the amount of $28,360,992 and non-cash collateral with a value of $1,129,303. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	Principal only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $2,856,271.
(h)	All or a portion of the security was pledged as collateral against open OTC option contracts. As of March 31, 2023, the market value of securities pledged was $203,654.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $1,658,577.
(j)	Principal amount of security is adjusted for inflation.
(k)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(n)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(o)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(q)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $124,503,419, which is 11.0% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	1.500%	TBA	$(75,000)	$(59,502)	$(58,864)
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.500%	TBA	(1,795,000)	(1,562,641)	(1,547,066)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.000%	TBA	(8,294,000)	(7,284,271)	(7,441,871)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.500%	TBA	(12,870,000)	(11,725,589)	(11,958,542)
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.000%	TBA	(3,681,000)	(3,461,972)	(3,520,545)

Totals				$(24,093,975)	$(24,526,888)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	219,000	BNP	06/21/23	USD	237,124	$1,425
EUR	269,000	SSBT	06/21/23	USD	285,881	7,131
EUR	459,000	SSBT	06/21/23	USD	492,758	7,213

Contracts to Deliver
BRL	9,480,000	MSIP	06/21/23	USD	1,807,849	(36,058)
EUR	8,453,000	DBAG	06/21/23	USD	9,075,648	(131,891)
EUR	323,000	DBAG	06/21/23	USD	350,171	(1,662)

Net Unrealized Depreciation						$(153,842)

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/21/23	7	USD	804,453	$1,783
U.S. Treasury Note 2 Year Futures	06/30/23	321	USD	66,271,453	388,146
U.S. Treasury Note 5 Year Futures	06/30/23	494	USD	54,096,860	161,312
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	24	USD	2,907,375	(9,296)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/21/23	(162)	CAD	(20,437,920)	(569,147)
Euro-Bund Futures	06/08/23	(54)	EUR	(7,335,360)	(304,239)
Euro-Buxl 30 Year Bond Futures	06/08/23	(25)	EUR	(3,521,500)	(259,663)
U.S. Treasury Long Bond Futures	06/21/23	(7)	USD	(918,094)	(38,441)
U.S. Treasury Ultra Long Bond Futures	06/21/23	(24)	USD	(3,387,000)	(35,163)

Net Unrealized Depreciation					$(664,708)

Written Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. CDS	0.850%	GSI	CDX.NA.IG.40.V1	Buy	04/19/23	(33,175,000)	USD	(33,175,000)	$(96,208)	$(156,364)	$(60,156)
Put - OTC - 5 Yr. CDS	0.850%	GSI	CDX.NA.IG.40.V1	Sell	04/19/23	(33,175,000)	USD	(33,175,000)	(100,520)	(21,557)	78,963

Totals									$(196,728)	$(177,921)	$18,807

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/15/53	USD	1,610,000	$18,701	$18,715	$(14)
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	3,390,000	(20,142)	8,208	(28,350)
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	(56,695)	(8,945)	(47,750)

Totals								$(58,136)	$17,978	$(76,114)

Centrally Cleared Credit Default Swaps on Sovereign Issues and Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/27	1.953%	USD	1,491,000	$43,338	$70,468	$(27,130)
CDX.EM.38.V1	(1.000%)	Quarterly	12/20/27	2.440%	USD	7,010,000	348,593	433,169	(84,576)

Totals							$391,931	$503,637	$(111,706)

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
CDX.NA.HY.40.V1	5.000%	Quarterly	06/20/28	5.097%	USD	3,045,000	$45,376	$—	$45,376

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(MSIP)—	Morgan Stanley & Co. International plc
(SSBT)—	State Street Bank and Trust Co.

Currencies

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$679,204,598	$—	$—	$679,204,598
Total U.S. Treasury & Government Agencies*	—	294,161,059	—	294,161,059
Corporate Bonds & Notes
Advertising	—	455,800	—	455,800
Aerospace/Defense	—	1,137,550	—	1,137,550
Agriculture	—	2,553,260	—	2,553,260
Apparel	—	876,200	—	876,200
Auto Manufacturers	—	188,372	—	188,372
Banks	—	22,116,332	0	22,116,332
Beverages	—	1,003,982	—	1,003,982
Biotechnology	—	2,419,150	—	2,419,150
Building Materials	—	1,453,765	—	1,453,765
Chemicals	—	517,218	—	517,218
Commercial Services	—	3,732,546	—	3,732,546
Computers	—	1,146,150	—	1,146,150
Cosmetics/Personal Care	—	750,930	—	750,930
Diversified Financial Services	—	2,713,137	—	2,713,137
Electric	—	13,079,290	—	13,079,290
Energy-Alternate Sources	—	1,169,228	—	1,169,228
Engineering & Construction	—	1,185,751	—	1,185,751
Entertainment	—	1,941,385	—	1,941,385
Environmental Control	—	1,152,587	—	1,152,587
Food	—	935,562	—	935,562
Gas	—	777,050	—	777,050
Hand/Machine Tools	—	947,326	—	947,326
Healthcare-Products	—	2,293,382	—	2,293,382
Healthcare-Services	—	3,554,216	—	3,554,216
Home Builders	—	851,116	—	851,116
Insurance	—	2,648,583	—	2,648,583
Internet	—	2,253,608	—	2,253,608
Iron/Steel	—	451,055	—	451,055
Machinery-Diversified	—	399,000	—	399,000
Media	—	5,178,305	—	5,178,305
Office/Business Equipment	—	1,345,111	—	1,345,111
Oil & Gas	—	6,437,482	—	6,437,482
Packaging & Containers	—	1,185,806	—	1,185,806
Pharmaceuticals	—	769,450	—	769,450
Pipelines	—	4,630,552	—	4,630,552
Real Estate Investment Trusts	—	4,023,692	—	4,023,692
Retail	—	2,692,135	—	2,692,135
Semiconductors	—	2,995,029	—	2,995,029

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$—	$5,828,739	$—	$5,828,739
Telecommunications	—	3,272,518	—	3,272,518
Trucking & Leasing	—	1,894,656	—	1,894,656
Total Corporate Bonds & Notes	—	114,957,006	0	114,957,006
Total Mortgage-Backed Securities*	—	57,348,465	—	57,348,465
Total Asset-Backed Securities*	—	49,158,410	—	49,158,410
Total Foreign Government*	—	13,468,596	—	13,468,596
Total Municipals*	—	7,425,698	—	7,425,698
Floating Rate Loans
Entertainment	—	40,177	—	40,177
Healthcare-Products	—	101	—	101
Oil & Gas	—	—	0	0
Total Floating Rate Loans	—	40,278	0	40,278
Total Short-Term Investment*	—	19,953,616	—	19,953,616
Securities Lending Reinvestments
Certificate of Deposit	—	1,001,845	—	1,001,845
Repurchase Agreements	—	13,360,992	—	13,360,992
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	15,362,837	—	28,362,837
Total Investments	$692,204,598	$571,875,965	$0	$1,264,080,563

Collateral for Securities Loaned (Liability)	$—	$(28,360,992)	$—	$(28,360,992)
TBA Forward Sales Commitments	$—	$(24,526,888)	$—	$(24,526,888)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$15,769	$—	$15,769
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(169,611)	—	(169,611)
Total Forward Contracts	$—	$(153,842)	$—	$(153,842)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$551,241	$—	$—	$551,241
Futures Contracts (Unrealized Depreciation)	(1,215,949)	—	—	(1,215,949)
Total Futures Contracts	$(664,708)	$—	$—	$(664,708)
Total Written Options at Value	$—	$(177,921)	$—	$(177,921)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$45,376	$—	$45,376
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(187,820)	—	(187,820)
Total Centrally Cleared Swap Contracts	$—	$(142,444)	$—	$(142,444)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.6%
General Dynamics Corp.	329,198	$75,126,276
Lockheed Martin Corp.	107,783	50,952,258
Northrop Grumman Corp.	202,717	93,598,493
Raytheon Technologies Corp.	811,410	79,461,381

		299,138,408

Air Freight & Logistics—2.2%
United Parcel Service, Inc. - Class B	349,949	67,886,607

Banks—1.0%
PNC Financial Services Group, Inc. (The)	236,470	30,055,337

Beverages—7.2%
Coca-Cola Co. (The)	1,220,344	75,697,939
Diageo plc	1,298,473	57,951,347
PepsiCo, Inc.	504,617	91,991,679

		225,640,965

Chemicals—5.5%
Ecolab, Inc.	467,138	77,325,353
Linde plc	266,507	94,727,248

		172,052,601

Consumer Finance—2.3%
American Express Co.	437,411	72,150,944

Consumer Staples Distribution & Retail—2.1%
Costco Wholesale Corp.	129,499	64,344,168

Electric Utilities—1.1%
NextEra Energy, Inc.	435,792	33,590,847

Financial Services—5.5%
MasterCard, Inc. - Class A	220,562	80,154,436
Visa, Inc. - Class A (a)	407,080	91,780,257

		171,934,693

Ground Transportation—4.2%
Canadian National Railway Co.	540,233	63,744,696
Union Pacific Corp.	338,124	68,050,836

		131,795,532

Health Care Equipment & Supplies—6.2%
Abbott Laboratories	150,646	15,254,414
Medtronic plc	749,571	60,430,414
Stryker Corp.	408,049	116,485,748

		192,170,576

Health Care Providers & Services—3.5%
UnitedHealth Group, Inc.	234,438	110,793,054

Hotels, Restaurants & Leisure—3.2%
McDonald’s Corp.	354,382	99,088,751

Household Products—5.9%
Colgate-Palmolive Co.	1,255,285	94,334,668
Procter & Gamble Co. (The)	599,149	89,087,465

		183,422,133

Industrial Conglomerates—3.1%
Honeywell International, Inc.	513,986	98,233,004

Insurance—5.0%
Chubb, Ltd.	360,157	69,935,286
Marsh & McLennan Cos., Inc.	520,451	86,681,114

		156,616,400

IT Services—2.5%
Accenture plc - Class A	278,476	79,591,226

Life Sciences Tools & Services—2.3%
Danaher Corp.	281,661	70,989,838

Machinery—1.1%
Deere & Co.	83,787	34,593,977

Pharmaceuticals—4.9%
Johnson & Johnson	488,572	75,728,660
Merck & Co., Inc.	463,760	49,339,427
Pfizer, Inc.	652,984	26,641,747

		151,709,834

Professional Services—1.7%
Automatic Data Processing, Inc.	244,870	54,515,408

Semiconductors & Semiconductor Equipment—2.6%
Texas Instruments, Inc.	443,246	82,448,188

Software—3.5%
Microsoft Corp.	379,316	109,356,803

Specialized REITs—2.8%
American Tower Corp.	211,250	43,166,825
Public Storage	141,249	42,676,973

		85,843,798

Specialty Retail—5.5%
Home Depot, Inc. (The)	186,359	54,998,268
TJX Cos., Inc. (The)	1,489,340	116,704,683

		171,702,951

Textiles, Apparel & Luxury Goods—3.4%
NIKE, Inc. - Class B	855,693	104,942,190

Total Common Stocks (Cost $2,229,778,626)		3,054,608,233

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	$0

Short-Term Investments—2.0%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $24,678,498; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $25,167,717.	$24,674,180	24,674,180

U.S. Treasury—1.2%
U.S. Treasury Bills
4.424%, 04/18/23 (e)	11,410,000	11,388,345
4.523%, 04/27/23 (e)	13,295,000	13,254,228
4.529%, 05/04/23 (e)	13,885,000	13,829,776

		38,472,349

Total Short-Term Investments (Cost $63,136,679)		63,146,529

Securities Lending Reinvestments (f)—2.4%

Repurchase Agreements—1.0%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $4,001,603; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $4,080,000	4,000,000	4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $9,255,971; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $9,437,315.	9,252,270	9,252,270
HSBC Securities, Inc.
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $5,001,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $5,102,036.	5,000,000	5,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $1,400,562; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $1,434,272.	1,400,000	1,400,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $3,139,334; collateralized by various Common Stock with an aggregate market value of $3,487,190.	3,137,177	3,137,177
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $8,503,520; collateralized by various Common Stock with an aggregate market value of $9,450,966.	8,500,000	8,500,000

		31,289,447

Time Deposits—0.2%
Banco Santander S.A. (NY) 4.810%, 04/03/23	2,000,000	2,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	2,000,000	2,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000

		6,000,000

Mutual Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (g)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (g)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (g)	8,000,000	8,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (g)	8,000,000	8,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (g)	5,000,000	5,000,000

		36,000,000

Total Securities Lending Reinvestments (Cost $73,289,447)		73,289,447

Total Investments—102.3% (Cost $2,366,204,752)		3,191,044,209
Other assets and liabilities (net)—(2.3)%		(72,281,854)

Net Assets—100.0%		$3,118,762,355

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $72,792,241 and the collateral received consisted of cash in the amount of $73,289,447. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$299,138,408	$—	$—	$299,138,408
Air Freight & Logistics	67,886,607	—	—	67,886,607
Banks	30,055,337	—	—	30,055,337
Beverages	167,689,618	57,951,347	—	225,640,965
Chemicals	172,052,601	—	—	172,052,601
Consumer Finance	72,150,944	—	—	72,150,944
Consumer Staples Distribution & Retail	64,344,168	—	—	64,344,168
Electric Utilities	33,590,847	—	—	33,590,847
Financial Services	171,934,693	—	—	171,934,693
Ground Transportation	131,795,532	—	—	131,795,532
Health Care Equipment & Supplies	192,170,576	—	—	192,170,576
Health Care Providers & Services	110,793,054	—	—	110,793,054
Hotels, Restaurants & Leisure	99,088,751	—	—	99,088,751
Household Products	183,422,133	—	—	183,422,133
Industrial Conglomerates	98,233,004	—	—	98,233,004
Insurance	156,616,400	—	—	156,616,400
IT Services	79,591,226	—	—	79,591,226
Life Sciences Tools & Services	70,989,838	—	—	70,989,838
Machinery	34,593,977	—	—	34,593,977
Pharmaceuticals	151,709,834	—	—	151,709,834
Professional Services	54,515,408	—	—	54,515,408
Semiconductors & Semiconductor Equipment	82,448,188	—	—	82,448,188
Software	109,356,803	—	—	109,356,803
Specialized REITs	85,843,798	—	—	85,843,798
Specialty Retail	171,702,951	—	—	171,702,951
Textiles, Apparel & Luxury Goods	104,942,190	—	—	104,942,190
Total Common Stocks	2,996,656,886	57,951,347	—	3,054,608,233
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	63,146,529	—	63,146,529
Securities Lending Reinvestments
Repurchase Agreements	—	31,289,447	—	31,289,447
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	36,000,000	—	—	36,000,000
Total Securities Lending Reinvestments	36,000,000	37,289,447	—	73,289,447
Total Investments	$3,032,656,886	$158,387,323	$0	$3,191,044,209

Collateral for Securities Loaned (Liability)	$—	$(73,289,447)	$—	$(73,289,447)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March, 31, 2023 is not presented.

BHFTII-129

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Biotechnology—2.6%
BioMarin Pharmaceutical, Inc. (a)	61,937	$6,022,754
Exact Sciences Corp. (a) (b)	86,064	5,836,000
Natera, Inc. (a) (b)	142,783	7,927,312
Sarepta Therapeutics, Inc. (a)	47,227	6,509,297

		26,295,363

Building Products—0.8%
Builders FirstSource, Inc. (a) (b)	97,045	8,615,655

Capital Markets—3.7%
KKR & Co., Inc.	201,037	10,558,463
Moody’s Corp.	21,476	6,572,086
MSCI, Inc.	36,799	20,596,032

		37,726,581

Chemicals—0.7%
Sherwin-Williams Co. (The)	31,137	6,998,664

Commercial Services & Supplies—3.5%
Cintas Corp.	42,453	19,642,154
Waste Connections, Inc.	117,261	16,307,487

		35,949,641

Communications Equipment—1.8%
Arista Networks, Inc. (a)	108,746	18,254,104

Construction & Engineering—2.6%
MasTec, Inc. (a) (b)	122,331	11,552,940
Quanta Services, Inc. (b)	89,271	14,876,119

		26,429,059

Construction Materials—0.6%
Eagle Materials, Inc.	40,723	5,976,100

Consumer Staples Distribution & Retail—1.3%
Dollar General Corp.	64,124	13,495,537

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc. (a)	130,366	10,036,878

Electrical Equipment—1.6%
Array Technologies, Inc. (a)	525,370	11,495,096
Shoals Technologies Group, Inc. - Class A (a) (b)	204,075	4,650,869

		16,145,965

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. - Class A	92,070	7,523,960

Entertainment—1.5%
Live Nation Entertainment, Inc. (a) (b)	58,919	4,124,330
Warner Bros Discovery, Inc. (a)	722,555	10,910,581

		15,034,911

Financial Services—2.6%
Apollo Global Management, Inc.	128,143	8,093,512
Block, Inc. (a) (b)	99,604	6,837,814
Global Payments, Inc.	114,736	12,074,817

		27,006,143

Ground Transportation—2.1%
Knight-Swift Transportation Holdings, Inc. (b)	220,569	12,479,794
XPO, Inc. (a) (b)	287,309	9,165,157

		21,644,951

Health Care Equipment & Supplies—11.0%
Alcon, Inc. (b)	135,384	9,549,987
Align Technology, Inc. (a)	28,886	9,651,968
DexCom, Inc. (a)	142,922	16,604,678
Edwards Lifesciences Corp. (a)	47,431	3,923,967
Hologic, Inc. (a)	195,019	15,738,033
IDEXX Laboratories, Inc. (a)	32,948	16,476,636
Inspire Medical Systems, Inc. (a)	42,918	10,045,816
Insulet Corp. (a) (b)	43,380	13,836,485
Novocure, Ltd. (a) (b)	44,301	2,664,262
ResMed, Inc.	14,809	3,243,023
Teleflex, Inc. (b)	45,125	11,430,614

		113,165,469

Health Care Providers & Services—1.7%
Humana, Inc. (b)	35,658	17,310,533

Health Care Technology—1.7%
Veeva Systems, Inc. - Class A (a)	95,879	17,621,601

Hotels, Restaurants & Leisure—5.5%
Boyd Gaming Corp.	141,556	9,076,571
Caesars Entertainment, Inc. (a)	142,061	6,933,997
Chipotle Mexican Grill, Inc. (a) (b)	8,415	14,375,260
Darden Restaurants, Inc. (b)	52,179	8,096,094
Planet Fitness, Inc. - Class A (a) (b)	231,926	18,013,693

		56,495,615

Insurance—3.6%
Aon plc - Class A	117,369	37,005,272

IT Services—3.1%
EPAM Systems, Inc. (a) (b)	48,700	14,561,300
Okta, Inc. (a)	199,881	17,237,738

		31,799,038

Leisure Products—1.9%
Mattel, Inc. (a)	1,041,031	19,165,381

Life Sciences Tools & Services—2.7%
Agilent Technologies, Inc.	152,476	21,093,530
Illumina, Inc. (a)	28,058	6,524,888

		27,618,418

BHFTII-130

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—0.5%
Stanley Black & Decker, Inc. (b)	68,880	$5,550,350

Media—1.3%
Trade Desk, Inc. (The) - Class A (a) (b)	221,059	13,464,704

Metals & Mining—1.2%
ATI, Inc. (a) (b)	309,382	12,208,214

Oil, Gas & Consumable Fuels—3.5%
Centennial Resource Development, Inc. - Class A	877,335	9,212,017
Coterra Energy, Inc. (b)	597,511	14,662,920
SM Energy Co.	414,492	11,672,095

		35,547,032

Pharmaceuticals—0.9%
Catalent, Inc. (a)	146,902	9,652,930

Professional Services—5.4%
Equifax, Inc. (b)	45,202	9,168,774
Genpact, Ltd.	333,272	15,403,832
KBR, Inc. (b)	350,373	19,288,033
TransUnion (b)	183,751	11,418,287

		55,278,926

Semiconductors & Semiconductor Equipment—10.2%
KLA Corp.	24,847	9,918,177
Lam Research Corp.	28,229	14,964,757
Marvell Technology, Inc.	297,644	12,887,985
Microchip Technology, Inc.	173,983	14,576,296
Monolithic Power Systems, Inc. (b)	22,082	11,052,924
SiTime Corp. (a) (b)	51,989	7,394,395
SolarEdge Technologies, Inc. (a) (b)	26,948	8,190,845
Universal Display Corp.	94,167	14,608,127
Wolfspeed, Inc. (a) (b)	176,205	11,444,515

		105,038,021

Software—10.5%
Atlassian Corp. - Class A (a)	44,150	7,557,156
Autodesk, Inc. (a)	26,369	5,488,971
Bill.com Holdings, Inc. (a) (b)	68,539	5,561,254
Fair Isaac Corp. (a) (b)	37,339	26,237,742
Guidewire Software, Inc. (a)	23,515	1,929,406
HubSpot, Inc. (a) (b)	36,541	15,666,954
Palo Alto Networks, Inc. (a)	144,188	28,800,111
Paycom Software, Inc. (a)	28,589	8,691,342
Workday, Inc. - Class A (a)	39,223	8,101,118

		108,034,054

Specialty Retail—5.9%
Advance Auto Parts, Inc.	53,929	6,558,306
Burlington Stores, Inc. (a)	16,606	3,356,073
Chewy, Inc. - Class A (a) (b)	143,429	5,361,376
Floor & Decor Holdings, Inc. - Class A (a) (b)	17,627	1,731,324

Specialty Retail—(Continued)
Leslie’s, Inc. (a) (b)	413,452	4,552,106
Lithia Motors, Inc. (b)	38,895	8,904,232
O’Reilly Automotive, Inc. (a)	9,691	8,227,465
Ross Stores, Inc. (b)	72,632	7,708,434
Tractor Supply Co.	38,928	9,149,637
Victoria’s Secret & Co. (a) (b)	161,131	5,502,624

		61,051,577

Total Common Stocks (Cost $977,801,992)		1,003,140,647

Short-Term Investment—2.9%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $29,828,240; collateralized by U.S. Treasury Notes with rates ranging from 0.250% - 1.125%, maturing 01/15/25, and an aggregate market value of $30,419,575.	29,823,021	29,823,021

Total Short-Term Investments (Cost $29,823,021)		29,823,021

Securities Lending Reinvestments (c)—20.8%

Certificates of Deposit—2.0%
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (d)	1,000,000	1,001,395
BNP Paribas S.A.
5.020%, SOFR + 0.200%, 09/18/23 (d)	2,000,000	1,997,603
5.070%, SOFR + 0.250%, 09/08/23 (d)	1,000,000	1,000,000
5.270%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	3,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (d)	3,000,000	2,994,192
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (d)	2,000,000	1,998,650
5.030%, SOFR + 0.200%, 08/21/23 (d)	2,000,000	1,998,400
Natixis S.A. 5.270%, SOFR + 0.450%, 06/21/23 (d)	2,000,000	2,000,764
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (d)	2,000,000	1,999,280
5.170%, SOFR + 0.340%, 10/31/23 (d)	1,000,000	999,298
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (d)	2,000,000	1,998,442

		20,988,024

Commercial Paper—0.9%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (d)	5,000,000	5,006,395
Skandinaviska Enskilda Banken AB
5.100%, SOFR + 0.270%, 08/25/23 (d)	2,000,000	1,999,110
5.510%, SOFR + 0.680%, 05/03/23 (d)	2,000,000	2,000,820

		9,006,325

BHFTII-131

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—9.4%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $4,401,771; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $4,503,767.	4,400,000	$4,400,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $6,029,867; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $32,874,440; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $33,518,521.	32,861,295	32,861,295
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $10,003,992; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $10,204,072.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $8,606,909; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $8,810,525.	8,600,000	8,600,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $19,013,063; collateralized by various Common Stock with an aggregate market value of $21,119,820.	19,000,000	19,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $3,101,284; collateralized by various Common Stock with an aggregate market value of $3,446,823.	3,100,000	3,100,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $510,543.	500,000	500,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $2,002,733; collateralized by various Common Stock with an aggregate market value of $2,227,189.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $10,004,108; collateralized by various Common Stock with an aggregate market value of $11,116,238.	10,000,000	10,000,000

		96,461,295

Time Deposits—3.1%
ABN AMRO Bank NV 4.810%, 04/03/23	4,000,000	4,000,000
Banco Santander S.A. (NY) 4.810%, 04/03/23	7,000,000	7,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	10,000,000	10,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	5,000,000	5,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (d)	1,000,000	1,000,000

		32,000,000

Mutual Funds—5.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class l 4.700% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	5,000,000	5,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (e)	10,000,000	10,000,000

		55,000,000

Total Securities Lending Reinvestments (Cost $213,461,295)		213,455,644

Total Investments—121.4% (Cost $1,221,086,308)		1,246,419,312
Other assets and liabilities (net)—(21.4)%		(219,817,896)

Net Assets—100.0%		$1,026,601,416

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-132

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $212,463,268 and the collateral received consisted of cash in the amount of $213,461,295. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,003,140,647	$—	$—	$1,003,140,647
Total Short-Term Investment*	—	29,823,021	—	29,823,021
Securities Lending Reinvestments
Certificates of Deposit	—	20,988,024	—	20,988,024
Commercial Paper	—	9,006,325	—	9,006,325
Repurchase Agreements	—	96,461,295	—	96,461,295
Time Deposits	—	32,000,000	—	32,000,000
Mutual Funds	55,000,000	—	—	55,000,000
Total Securities Lending Reinvestments	55,000,000	158,455,644	—	213,455,644
Total Investments	$1,058,140,647	$188,278,665	$—	$1,246,419,312

Collateral for Securities Loaned (Liability)	$—	$(213,461,295)	$—	$(213,461,295)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-133

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Northrop Grumman Corp.	20,156	$9,306,428

Automobiles—4.5%
Tesla, Inc. (a)	530,819	110,123,710

Biotechnology—1.3%
Vertex Pharmaceuticals, Inc. (a)	98,133	30,918,764

Broadline Retail—7.7%
Amazon.com, Inc. (a)	1,257,077	129,843,484
MercadoLibre, Inc. (a) (b)	44,687	58,900,147

		188,743,631

Capital Markets—1.5%
Goldman Sachs Group, Inc. (The)	37,061	12,123,023
Moody’s Corp.	35,347	10,816,889
S&P Global, Inc.	36,475	12,575,486

		35,515,398

Consumer Finance—0.3%
American Express Co.	44,456	7,333,017

Consumer Staples Distribution & Retail—2.7%
Costco Wholesale Corp.	131,535	65,355,795

Energy Equipment & Services—1.0%
Schlumberger, Ltd.	500,115	24,555,647

Entertainment—1.9%
Netflix, Inc. (a)	113,390	39,173,977
ROBLOX Corp. - Class A (a)	163,699	7,363,181

		46,537,158

Financial Services—7.1%
Adyen NV (a)	17,529	27,794,274
MasterCard, Inc. - Class A	171,344	62,268,123
Visa, Inc. - Class A (b)	363,429	81,938,702

		172,001,099

Ground Transportation—1.9%
Uber Technologies, Inc. (a) (b)	1,440,153	45,652,850

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	35,784	3,623,488
DexCom, Inc. (a) (b)	267,117	31,033,653
Intuitive Surgical, Inc. (a)	117,290	29,964,076

		64,621,217

Health Care Providers & Services—2.0%
UnitedHealth Group, Inc.	100,982	47,723,083

Hotels, Restaurants & Leisure—2.5%
Airbnb, Inc. - Class A (a) (b)	239,542	29,799,025
Chipotle Mexican Grill, Inc. (a)	8,406	14,359,886
Marriott International, Inc. - Class A	108,328	17,986,781

		62,145,692

Interactive Media & Services—6.3%
Alphabet, Inc. - Class A (a)	603,542	62,605,412
Alphabet, Inc. - Class C (a)	601,696	62,576,384
Meta Platforms, Inc. - Class A (a)	128,960	27,331,782

		152,513,578

IT Services—1.1%
Snowflake, Inc. - Class A (a) (b)	181,668	28,029,556

Life Sciences Tools & Services—2.5%
Danaher Corp.	155,287	39,138,536
Thermo Fisher Scientific, Inc.	36,785	21,201,770

		60,340,306

Media—0.5%
Trade Desk, Inc. (The) - Class A (a) (b)	205,203	12,498,915

Personal Care Products—1.6%
Estee Lauder Cos., Inc. (The) - Class A	30,853	7,604,031
L’Oreal S.A.	69,331	31,018,822

		38,622,853

Pharmaceuticals—5.9%
AstraZeneca plc (ADR)	342,219	23,753,421
Eli Lilly and Co.	199,313	68,448,070
Novo Nordisk A/S (ADR)	322,257	51,283,979

		143,485,470

Semiconductors & Semiconductor Equipment—9.9%
Advanced Micro Devices, Inc. (a) (b)	395,371	38,750,312
ASML Holding NV	33,681	22,926,993
Broadcom, Inc.	55,898	35,860,803
NVIDIA Corp.	520,375	144,544,564

		242,082,672

Software—14.3%
Adobe, Inc. (a)	139,624	53,806,901
Atlassian Corp. - Class A (a)	156,893	26,855,375
Cadence Design Systems, Inc. (a)	82,673	17,368,771
Crowdstrike Holdings, Inc. - Class A (a) (b)	127,240	17,464,962
Microsoft Corp.	642,595	185,260,139
Salesforce, Inc. (a)	238,885	47,724,445

		348,480,593

Specialized REITs—1.2%
American Tower Corp.	140,328	28,674,624

Specialty Retail—3.1%
Home Depot, Inc. (The)	86,773	25,608,448
O’Reilly Automotive, Inc. (a)	22,518	19,117,331
TJX Cos., Inc. (The)	358,442	28,087,515
Ulta Beauty, Inc. (a)	3,437	1,875,468

		74,688,762

BHFTII-134

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—7.9%
Apple, Inc.	1,173,936	$193,582,046

Textiles, Apparel & Luxury Goods—5.9%
Lululemon Athletica, Inc. (a)	112,406	40,937,141
LVMH Moet Hennessy Louis Vuitton SE	79,912	73,235,972
NIKE, Inc. - Class B	234,672	28,780,174

		142,953,287

Wireless Telecommunication Services—1.3%
T-Mobile U.S., Inc. (a) (b)	211,259	30,598,754

Total Common Stocks (Cost $1,540,059,262)		2,407,084,905

Preferred Stock—1.0%

Automobiles—1.0%
Dr. Ing HC F Porsche AG (a) (Cost $17,274,715)	185,240	23,707,859

Securities Lending Reinvestments (c)—8.1%

Certificates of Deposit—1.2%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (d)	3,000,000	3,005,535
BNP Paribas S.A.
5.020%, SOFR + 0.200%, 09/18/23 (d)	4,000,000	3,995,206
5.070%, SOFR + 0.250%, 09/08/23 (d)	2,000,000	2,000,000
5.270%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	3,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (d)	3,000,000	2,994,192
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (d)	2,000,000	1,998,650
5.030%, SOFR + 0.200%, 08/21/23 (d)	2,000,000	1,998,400
Royal Bank of Canada 5.390%, FEDEFF PRV + 0.560%, 04/10/23 (d)	2,000,000	2,000,156
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (d)	2,000,000	1,999,280
5.170%, SOFR + 0.340%, 10/31/23 (d)	2,000,000	1,998,596
5.430%, SOFR + 0.600%, 04/12/23 (d)	3,000,000	3,000,372
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (d)	2,000,000	1,998,442

		29,988,829

Commercial Paper—0.2%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (d)	3,000,000	3,003,837
Skandinaviska Enskilda Banken AB
5.510%, SOFR + 0.680%, 05/03/23 (d)	1,000,000	1,000,410
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	2,000,000	2,000,000

		6,004,247

Repurchase Agreements—3.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $5,002,004; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $6,165,575; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $16,632,376; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $16,958,241.	16,625,726	16,625,726
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $6,002,410; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $6,146,878.	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $7,806,266; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $7,990,941.	7,800,000	7,800,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $18,112,444; collateralized by various Common Stock with an aggregate market value of $20,119,407.	18,100,000	18,100,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $9,203,810; collateralized by various Common Stock with an aggregate market value of $10,229,281.	9,200,000	9,200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $5,024,500; collateralized by various Common Stock with an aggregate market value of $5,556,333.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $510,543.	500,000	500,000

BHFTII-135

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $5,002,054; collateralized by various Common Stock with an aggregate market value of $5,558,119.	5,000,000	$5,000,000

		79,225,726

Time Deposits—1.0%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY)
4.760%, 04/03/23	5,000,000	5,000,000
DZ Bank AG (NY) 4.770%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	5,000,000	5,000,000

		25,000,000

Mutual Funds—2.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (e)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	12,850,000	12,850,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	10,000,000	10,000,000

Mutual Funds—(Continued)
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (e)	10,000,000	10,000,000

		57,850,000

Total Securities Lending Reinvestments (Cost $198,075,726)		198,068,802

Total Investments—108.0% (Cost $1,755,409,703)		2,628,861,566
Other assets and liabilities (net)—(8.0)%		(195,163,356)

Net Assets—100.0%		$2,433,698,210

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $197,096,139 and the collateral received consisted of cash in the amount of $198,075,726. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

BHFTII-136

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,306,428	$—	$—	$9,306,428
Automobiles	110,123,710	—	—	110,123,710
Biotechnology	30,918,764	—	—	30,918,764
Broadline Retail	188,743,631	—	—	188,743,631
Capital Markets	35,515,398	—	—	35,515,398
Consumer Finance	7,333,017	—	—	7,333,017
Consumer Staples Distribution & Retail	65,355,795	—	—	65,355,795
Energy Equipment & Services	24,555,647	—	—	24,555,647
Entertainment	46,537,158	—	—	46,537,158
Financial Services	144,206,825	27,794,274	—	172,001,099
Ground Transportation	45,652,850	—	—	45,652,850
Health Care Equipment & Supplies	64,621,217	—	—	64,621,217
Health Care Providers & Services	47,723,083	—	—	47,723,083
Hotels, Restaurants & Leisure	62,145,692	—	—	62,145,692
Interactive Media & Services	152,513,578	—	—	152,513,578
IT Services	28,029,556	—	—	28,029,556
Life Sciences Tools & Services	60,340,306	—	—	60,340,306
Media	12,498,915	—	—	12,498,915
Personal Care Products	7,604,031	31,018,822	—	38,622,853
Pharmaceuticals	143,485,470	—	—	143,485,470
Semiconductors & Semiconductor Equipment	242,082,672	—	—	242,082,672
Software	348,480,593	—	—	348,480,593
Specialized REITs	28,674,624	—	—	28,674,624
Specialty Retail	74,688,762	—	—	74,688,762
Technology Hardware, Storage & Peripherals	193,582,046	—	—	193,582,046
Textiles, Apparel & Luxury Goods	69,717,315	73,235,972	—	142,953,287
Wireless Telecommunication Services	30,598,754	—	—	30,598,754
Total Common Stocks	2,275,035,837	132,049,068	—	2,407,084,905
Total Preferred Stock*	—	23,707,859	—	23,707,859
Securities Lending Reinvestments
Certificates of Deposit	—	29,988,829	—	29,988,829
Commercial Paper	—	6,004,247	—	6,004,247
Repurchase Agreements	—	79,225,726	—	79,225,726
Time Deposits	—	25,000,000	—	25,000,000
Mutual Funds	57,850,000	—	—	57,850,000
Total Securities Lending Reinvestments	57,850,000	140,218,802	—	198,068,802
Total Investments	$2,332,885,837	$295,975,729	$—	$2,628,861,566

Collateral for Securities Loaned (Liability)	$—	$(198,075,726)	$—	$(198,075,726)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-137

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
AAR Corp. (a)	12,551	$684,657
Hexcel Corp.	17,592	1,200,654
Leonardo DRS, Inc. (a)	218,405	2,832,713
Moog, Inc. - Class A	19,557	1,970,368
V2X, Inc. (a)	30,111	1,196,009

		7,884,401

Air Freight & Logistics—0.2%
Hub Group, Inc. - Class A (a)	8,347	700,647

Automobile Components—1.1%
Dorman Products, Inc. (a)	10,030	865,188
Gentherm, Inc. (a)	15,039	908,656
LCI Industries	10,801	1,186,706
Patrick Industries, Inc.	11,891	818,220

		3,778,770

Banks—8.0%
Ameris Bancorp	66,238	2,422,986
Atlantic Union Bankshares Corp.	75,173	2,634,814
Bancorp, Inc. (The) (a)	29,371	817,982
Cadence Bank	102,092	2,119,430
Home BancShares, Inc.	140,402	3,048,127
Lakeland Financial Corp.	8,612	539,456
OceanFirst Financial Corp.	148,501	2,744,298
Pinnacle Financial Partners, Inc.	37,265	2,055,537
Popular, Inc.	41,850	2,402,609
Prosperity Bancshares, Inc.	33,202	2,042,587
SouthState Corp.	36,037	2,567,997
Wintrust Financial Corp.	45,830	3,343,298
WSFS Financial Corp.	53,803	2,023,531

		28,762,652

Beverages—0.2%
Primo Water Corp.	52,768	809,989

Biotechnology—3.0%
Alkermes plc (a)	69,272	1,952,778
Halozyme Therapeutics, Inc. (a)	33,711	1,287,423
Inhibrx, Inc. (a) (b)	28,057	529,436
Insmed, Inc. (a)	39,324	670,474
PTC Therapeutics, Inc. (a)	16,925	819,847
Replimune Group, Inc. (a)	23,145	408,741
United Therapeutics Corp. (a)	12,725	2,849,891
Vericel Corp. (a)	29,593	867,667
Xencor, Inc. (a)	25,622	714,597
Xenon Pharmaceuticals, Inc. (a)	18,364	657,247

		10,758,101

Building Products—2.2%
Griffon Corp. (b)	50,320	1,610,743
Janus International Group Inc. (a)	146,201	1,441,542
Quanex Building Products Corp.	92,117	1,983,279
UFP Industries, Inc.	34,713	2,758,642

		7,794,206

Capital Markets—1.4%
Focus Financial Partners, Inc. - Class A (a)	10,051	521,345
Hamilton Lane, Inc. - Class A	15,140	1,120,057
PJT Partners, Inc. - Class A	17,339	1,251,703
Stifel Financial Corp.	37,903	2,239,688

		5,132,793

Chemicals—3.3%
Ashland, Inc.	20,758	2,132,054
Cabot Corp.	40,908	3,135,189
Ecovyst, Inc. (a)	165,392	1,827,582
LSB Industries, Inc. (a)	177,057	1,828,999
Valvoline, Inc.	86,267	3,014,169

		11,937,993

Commercial Services & Supplies—2.2%
Casella Waste Systems, Inc. - Class A (a)	22,259	1,839,929
Clean Harbors, Inc. (a) (b)	28,913	4,121,837
Driven Brands Holdings, Inc. (a)	29,297	887,992
VSE Corp.	22,816	1,024,439

		7,874,197

Communications Equipment—0.9%
Calix, Inc. (a)	19,854	1,063,976
Viavi Solutions, Inc. (a)	192,881	2,088,901

		3,152,877

Construction & Engineering—3.0%
AECOM	29,795	2,512,314
Arcosa, Inc.	56,813	3,585,469
MDU Resources Group, Inc.	98,621	3,005,968
WillScot Mobile Mini Holdings Corp. (a)	32,914	1,543,008

		10,646,759

Consumer Staples Distribution & Retail—0.6%
Andersons, Inc. (The)	55,634	2,298,797

Electric Utilities—0.6%
ALLETE, Inc.	33,428	2,151,760

Electrical Equipment—0.6%
Atkore, Inc. (a)	15,299	2,149,204

Electronic Equipment, Instruments & Components—6.2%
Advanced Energy Industries, Inc.	10,524	1,031,352
Itron, Inc. (a)	10,241	567,863
Kimball Electronics, Inc. (a)	73,011	1,759,565
Littelfuse, Inc.	6,391	1,713,363
Methode Electronics, Inc.	54,112	2,374,435
National Instruments Corp.	52,697	2,761,850
Novanta, Inc. (a)	8,477	1,348,606
Rogers Corp. (a)	12,249	2,001,854
TD SYNNEX Corp.	28,526	2,761,032
TTM Technologies, Inc. (a)	167,994	2,266,239
Vontier Corp.	137,600	3,761,984

		22,348,143

BHFTII-138

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—4.2%
Cactus, Inc. - Class A	27,673	$1,140,958
ChampionX Corp.	82,665	2,242,702
Noble Corp. plc (a)	96,632	3,814,065
Tidewater, Inc. (a)	42,043	1,853,255
Weatherford International plc (a) (b)	100,641	5,973,043

		15,024,023

Entertainment—0.5%
Liberty Braves Group - Class C (a)	56,744	1,911,705

Financial Services—3.1%
Cannae Holdings, Inc. (a)	77,064	1,555,152
Euronet Worldwide, Inc. (a)	25,039	2,801,864
EVERTEC, Inc.	30,445	1,027,519
Federal Agricultural Mortgage Corp. - Class C	22,831	3,040,861
International Money Express, Inc. (a)	97,840	2,522,315

		10,947,711

Food Products—1.4%
Hostess Brands, Inc. (a)	26,601	661,833
J & J Snack Foods Corp.	8,603	1,275,137
Nomad Foods, Ltd. (a)	69,309	1,298,851
Simply Good Foods Co. (The) (a)	22,040	876,531
Sovos Brands, Inc. (a)	45,261	754,953

		4,867,305

Ground Transportation—0.2%
Marten Transport, Ltd.	39,442	826,310

Health Care Equipment & Supplies—5.8%
AtriCure, Inc. (a)	21,626	896,398
Axonics, Inc. (a)	23,981	1,308,403
CONMED Corp.	24,574	2,552,256
Embecta Corp.	37,405	1,051,829
Inmode, Ltd. (a)	71,591	2,288,048
Inspire Medical Systems, Inc. (a)	6,920	1,619,764
Lantheus Holdings, Inc. (a)	48,565	4,009,526
LivaNova plc (a)	12,123	528,320
Merit Medical Systems, Inc. (a)	19,955	1,475,672
NuVasive, Inc. (a)	19,200	793,152
PROCEPT BioRobotics Corp. (a)	17,270	490,468
STAAR Surgical Co. (a)	8,106	518,379
Treace Medical Concepts, Inc. (a)	26,194	659,827
UFP Technologies, Inc. (a)	21,270	2,761,697

		20,953,739

Health Care Providers & Services—3.3%
Acadia Healthcare Co., Inc. (a)	12,144	877,404
Alignment Healthcare, Inc. (a)	36,613	232,859
AMN Healthcare Services, Inc. (a)	16,202	1,344,118
Ensign Group, Inc. (The)	12,604	1,204,186
ModivCare, Inc. (a)	7,051	592,848
Option Care Health, Inc. (a)	137,325	4,362,815
Tenet Healthcare Corp. (a)	52,552	3,122,640

		11,736,870

Health Care Technology—0.8%
Evolent Health, Inc. - Class A (a)	38,138	1,237,578
Veradigm, Inc. (a)	116,812	1,524,397

		2,761,975

Hotels, Restaurants & Leisure—2.3%
Churchill Downs, Inc.	10,903	2,802,616
Life Time Group Holdings, Inc. (a) (b)	49,455	789,302
Marriott Vacations Worldwide Corp.	17,598	2,373,266
Papa John’s International, Inc.	11,047	827,752
Texas Roadhouse, Inc.	12,651	1,367,067

		8,160,003

Household Durables—2.0%
Installed Building Products, Inc.	7,671	874,724
KB Home	62,670	2,518,081
Skyline Champion Corp. (a)	48,478	3,647,000

		7,039,805

Household Products—0.3%
Spectrum Brands Holdings, Inc.	17,056	1,129,448

Independent Power and Renewable Electricity Producers—0.5%
NextEra Energy Partners L.P.	27,164	1,650,213

Industrial REITs—0.7%
STAG Industrial, Inc. (b)	79,648	2,693,695

Insurance—1.3%
BRP Group, Inc. - Class A (a)	39,720	1,011,271
Employers Holdings, Inc.	58,245	2,428,234
Kinsale Capital Group, Inc.	3,494	1,048,724

		4,488,229

Interactive Media & Services—0.5%
Shutterstock, Inc.	11,178	811,523
TripAdvisor, Inc. (a)	54,378	1,079,947

		1,891,470

IT Services—0.1%
Grid Dynamics Holdings, Inc. (a)	36,973	423,711

Leisure Products—1.3%
Brunswick Corp.	32,606	2,673,692
Malibu Boats, Inc. - Class A (a)	13,883	783,695
Topgolf Callaway Brands Corp. (a) (b)	56,654	1,224,860

		4,682,247

Life Sciences Tools & Services—0.8%
Charles River Laboratories International, Inc. (a)	9,974	2,012,953
Medpace Holdings, Inc. (a)	4,085	768,184

		2,781,137

BHFTII-139

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—3.8%
Albany International Corp. - Class A	31,647	$2,827,976
Columbus McKinnon Corp.	45,830	1,703,043
Crane Holdings Co. (a)	34,740	1,351,386
ESCO Technologies, Inc.	2,998	286,159
Helios Technologies, Inc.	14,136	924,494
Kadant, Inc.	18,511	3,859,914
RBC Bearings, Inc. (a)	6,304	1,467,130
Wabash National Corp.	52,848	1,299,532

		13,719,634

Marine Transportation—0.6%
Genco Shipping & Trading, Ltd. (b)	146,709	2,297,463

Media—1.2%
John Wiley & Sons, Inc. - Class A	43,703	1,694,365
Scholastic Corp.	37,706	1,290,299
Thryv Holdings, Inc. (a)	50,029	1,153,669

		4,138,333

Metals & Mining—0.4%
Arconic Corp. (a)	60,241	1,580,121

Office REITs—0.3%
Postal Realty Trust, Inc. - Class A	66,005	1,004,596

Oil, Gas & Consumable Fuels—3.1%
Antero Resources Corp. (a)	79,250	1,829,883
California Resources Corp.	56,132	2,161,082
Delek U.S. Holdings, Inc.	74,012	1,698,575
Denbury, Inc. (a)	10,241	897,419
Magnolia Oil & Gas Corp. - Class A (b)	35,247	771,204
Northern Oil and Gas, Inc. (b)	123,161	3,737,936

		11,096,099

Personal Care Products—1.8%
BellRing Brands, Inc. (a)	131,375	4,466,750
elf Beauty, Inc. (a)	13,587	1,118,890
Inter Parfums, Inc.	7,368	1,048,024

		6,633,664

Pharmaceuticals—1.9%
ANI Pharmaceuticals, Inc. (a)	20,450	812,274
Pacira BioSciences, Inc. (a)	55,105	2,248,835
Supernus Pharmaceuticals, Inc. (a)	107,948	3,910,956

		6,972,065

Professional Services—5.2%
Alight, Inc. - Class A (a)	217,091	1,999,408
Concentrix Corp.	22,364	2,718,344
CSG Systems International, Inc.	38,705	2,078,459
FTI Consulting, Inc. (a)	5,781	1,140,880
Huron Consulting Group, Inc. (a)	11,917	957,769
ICF International, Inc.	5,621	616,624
Insperity, Inc.	22,112	2,687,714
KBR, Inc. (b)	30,369	1,671,813

Professional Services—(Continued)
Korn Ferry	34,238	1,771,474
Science Applications International Corp.	11,334	1,217,952
WNS Holdings, Ltd. (ADR) (a) (b)	19,301	1,798,274

		18,658,711

Real Estate Management & Development—0.6%
Colliers International Group, Inc.	20,297	2,142,348

Retail REITs—0.7%
Agree Realty Corp.	34,862	2,391,882

Semiconductors & Semiconductor Equipment—3.8%
MACOM Technology Solutions Holdings, Inc. (a)	21,660	1,534,394
MaxLinear, Inc. (a)	22,888	805,886
Rambus, Inc. (a)	141,559	7,256,314
Semtech Corp. (a)	52,075	1,257,091
Silicon Laboratories, Inc. (a)	8,642	1,513,128
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	32,584	1,383,843

		13,750,656

Software—1.1%
Box, Inc. - Class A (a) (b)	34,787	931,944
Envestnet, Inc. (a)	15,364	901,406
Model N, Inc. (a)	17,195	575,516
Tenable Holdings, Inc. (a) (b)	22,419	1,065,127
Varonis Systems, Inc. (a)	22,040	573,260

		4,047,253

Specialty Retail—0.8%
Boot Barn Holdings, Inc. (a)	37,196	2,850,701

Technology Hardware, Storage & Peripherals—1.2%
Pure Storage, Inc. - Class A (a)	48,274	1,231,470
Super Micro Computer, Inc. (a)	28,476	3,034,118

		4,265,588

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co.	9,254	835,081
Crocs, Inc. (a)	22,660	2,865,130
Oxford Industries, Inc.	7,954	839,863

		4,540,074

Trading Companies & Distributors—3.8%
Alta Equipment Group, Inc.	105,054	1,665,106
Applied Industrial Technologies, Inc.	8,756	1,244,490
Custom Truck One Source, Inc. (a) (b)	148,425	1,007,806
Herc Holdings, Inc.	30,644	3,490,351
McGrath RentCorp	39,399	3,676,321
MRC Global, Inc. (a)	171,565	1,667,612
SiteOne Landscape Supply, Inc. (a)	6,764	925,789

		13,677,475

Water Utilities—0.3%
Pure Cycle Corp. (a)	101,388	958,117

BHFTII-140

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.4%
United States Cellular Corp. (a)	70,061	$1,452,365

Total Common Stocks (Cost $270,930,413)		348,328,030

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $11,846,027; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $12,080,839.	11,843,954	11,843,954

Total Short-Term Investments (Cost $11,843,954)		11,843,954

Securities Lending Reinvestments (c)—1.6%

Repurchase Agreements—1.0%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $600,241; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $461,580; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $470,623.	461,395	461,395
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $883,140; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $900,803.	882,788	882,788
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $400,161; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $409,792.	400,000	400,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $100,080; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $102,448.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $300,206; collateralized by various Common Stock with an aggregate market value of $333,471.	300,000	300,000

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $400,166; collateralized by various Common Stock with an aggregate market value of $444,751.	400,000	400,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $400,547; collateralized by various Common Stock with an aggregate market value of $445,438.	400,000	400,000

		3,544,183

Mutual Funds—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (d)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (d)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class
4.730% (d)	100,000	100,000

		2,200,000

Total Securities Lending Reinvestments (Cost $5,744,183)		5,744,183

Total Investments—102.0% (Cost $288,518,550)		365,916,167
Other assets and liabilities (net)—(2.0)%		(7,149,016)

Net Assets—100.0%		$358,767,151

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $5,769,590 and the collateral received consisted of cash in the amount of $5,744,183 and non-cash collateral with a value of $32,949. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S.government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

BHFTII-141

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$348,328,030	$—	$—	$348,328,030
Total Short-Term Investment*	—	11,843,954	—	11,843,954
Securities Lending Reinvestments
Repurchase Agreements	—	3,544,183	—	3,544,183
Mutual Funds	2,200,000	—	—	2,200,000
Total Securities Lending Reinvestments	2,200,000	3,544,183	—	5,744,183
Total Investments	$350,528,030	$15,388,137	$—	$365,916,167

Collateral for Securities Loaned (Liability)	$—	$(5,744,183)	$—	$(5,744,183)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-142

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
AAR Corp. (a)	49,541	$2,702,462
Hexcel Corp.	69,437	4,739,075

		7,441,537

Air Freight & Logistics—0.7%
Hub Group, Inc. - Class A (a)	32,945	2,765,403

Automobile Components—2.8%
Dorman Products, Inc. (a)	39,590	3,415,034
Gentherm, Inc. (a)	59,360	3,586,531
Patrick Industries, Inc.	46,935	3,229,597

		10,231,162

Banks—1.5%
Bancorp, Inc. (The) (a)	115,927	3,228,567
Lakeland Financial Corp.	33,989	2,129,071

		5,357,638

Beverages—0.9%
Primo Water Corp.	208,277	3,197,052

Biotechnology—6.4%
Halozyme Therapeutics, Inc. (a)	133,061	5,081,600
Inhibrx, Inc. (a) (b)	110,742	2,089,701
Insmed, Inc. (a)	155,212	2,646,365
PTC Therapeutics, Inc. (a)	66,805	3,236,034
Replimune Group, Inc. (a)	91,353	1,613,294
Vericel Corp. (a)	116,805	3,424,723
Xencor, Inc. (a)	101,132	2,820,571
Xenon Pharmaceuticals, Inc. (a)	72,485	2,594,238

		23,506,526

Capital Markets—3.1%
Focus Financial Partners, Inc. - Class A (a)	39,673	2,057,838
Hamilton Lane, Inc. - Class A	59,760	4,421,045
PJT Partners, Inc. - Class A	68,437	4,940,467

		11,419,350

Commercial Services & Supplies—2.9%
Casella Waste Systems, Inc. - Class A (a)	87,858	7,262,342
Driven Brands Holdings, Inc. (a)	115,639	3,505,018

		10,767,360

Communications Equipment—1.1%
Calix, Inc. (a)	78,364	4,199,527

Construction & Engineering—2.5%
Arcosa, Inc.	46,641	2,943,514
WillScot Mobile Mini Holdings Corp. (a)	129,913	6,090,321

		9,033,835

Electronic Equipment, Instruments & Components—3.2%
Advanced Energy Industries, Inc.	41,539	4,070,822
Itron, Inc. (a)	40,423	2,241,455
Novanta, Inc. (a)	33,461	5,323,311

		11,635,588

Energy Equipment & Services—3.7%
Cactus, Inc. - Class A	109,227	4,503,429
Noble Corp. plc (a)	93,587	3,693,879
Weatherford International plc (a)	93,104	5,525,722

		13,723,030

Financial Services—1.1%
EVERTEC, Inc.	120,169	4,055,704

Food Products—2.5%
Hostess Brands, Inc. (a)	104,996	2,612,301
Simply Good Foods Co. (The) (a)	86,991	3,459,632
Sovos Brands, Inc. (a)	178,647	2,979,832

		9,051,765

Ground Transportation—0.9%
Marten Transport, Ltd.	155,679	3,261,475

Health Care Equipment & Supplies—10.0%
AtriCure, Inc. (a)	85,359	3,538,131
Axonics, Inc. (a)	94,653	5,164,268
CONMED Corp. (b)	38,141	3,961,324
Inspire Medical Systems, Inc. (a)	27,315	6,393,622
LivaNova plc (a)	47,851	2,085,347
Merit Medical Systems, Inc. (a)	78,764	5,824,598
NuVasive, Inc. (a)	75,782	3,130,554
PROCEPT BioRobotics Corp. (a)	68,168	1,935,971
STAAR Surgical Co. (a)	31,995	2,046,080
Treace Medical Concepts, Inc. (a)	103,387	2,604,318

		36,684,213

Health Care Providers & Services—4.9%
Acadia Healthcare Co., Inc. (a)	47,934	3,463,232
Alignment Healthcare, Inc. (a)	144,053	916,177
Ensign Group, Inc. (The)	49,750	4,753,115
ModivCare, Inc. (a)	27,831	2,340,030
Option Care Health, Inc. (a)	207,660	6,597,358

		18,069,912

Health Care Technology—1.3%
Evolent Health, Inc. - Class A (a)	150,532	4,884,763

Hotels, Restaurants & Leisure—3.2%
Life Time Group Holdings, Inc. (a) (b)	195,202	3,115,424
Papa John’s International, Inc.	43,604	3,267,248
Texas Roadhouse, Inc.	49,933	5,395,760

		11,778,432

BHFTII-143

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.9%
Installed Building Products, Inc.	30,280	$3,452,828

Insurance—2.2%
BRP Group, Inc. - Class A (a)	156,778	3,991,568
Kinsale Capital Group, Inc.	13,791	4,139,369

		8,130,937

Interactive Media & Services—0.9%
Shutterstock, Inc.	44,120	3,203,112

IT Services—0.5%
Grid Dynamics Holdings, Inc. (a)	145,935	1,672,415

Leisure Products—2.2%
Malibu Boats, Inc. - Class A (a)	54,796	3,093,234
Topgolf Callaway Brands Corp. (a) (b)	223,616	4,834,578

		7,927,812

Life Sciences Tools & Services—0.8%
Medpace Holdings, Inc. (a) (b)	16,122	3,031,742

Machinery—4.2%
Albany International Corp. - Class A	56,562	5,054,380
ESCO Technologies, Inc.	11,806	1,126,883
Helios Technologies, Inc.	55,796	3,649,058
RBC Bearings, Inc. (a)	24,883	5,791,021

		15,621,342

Oil, Gas & Consumable Fuels—1.8%
Denbury, Inc. (a)	40,423	3,542,268
Magnolia Oil & Gas Corp. - Class A (b)	139,123	3,044,011

		6,586,279

Personal Care Products—3.6%
BellRing Brands, Inc. (a)	137,874	4,687,716
elf Beauty, Inc. (a)	53,631	4,416,513
Inter Parfums, Inc.	29,080	4,136,339

		13,240,568

Pharmaceuticals—1.1%
Supernus Pharmaceuticals, Inc. (a)	112,658	4,081,599

Professional Services—6.6%
FTI Consulting, Inc. (a)	22,818	4,503,132
Huron Consulting Group, Inc. (a)	47,036	3,780,283
ICF International, Inc.	22,185	2,433,695
KBR, Inc. (b)	119,869	6,598,789
WNS Holdings, Ltd. (ADR) (a)	76,182	7,097,877

		24,413,776

Semiconductors & Semiconductor Equipment—6.1%
MACOM Technology Solutions Holdings, Inc. (a)	85,492	6,056,254
MaxLinear, Inc. (a)	90,339	3,180,836
Rambus, Inc. (a)	140,447	7,199,313
Silicon Laboratories, Inc. (a)	34,110	5,972,320

		22,408,723

Software—4.3%
Box, Inc. - Class A (a)	137,308	3,678,481
Envestnet, Inc. (a)	60,643	3,557,925
Model N, Inc. (a)	67,871	2,271,642
Tenable Holdings, Inc. (a)	88,490	4,204,160
Varonis Systems, Inc. (a)	86,991	2,262,636

		15,974,844

Specialty Retail—0.9%
Boot Barn Holdings, Inc. (a)	41,422	3,174,582

Technology Hardware, Storage & Peripherals—1.3%
Pure Storage, Inc. - Class A (a)	190,539	4,860,650

Textiles, Apparel & Luxury Goods—1.8%
Columbia Sportswear Co.	36,525	3,296,016
Oxford Industries, Inc. (b)	31,396	3,315,104

		6,611,120

Trading Companies & Distributors—3.3%
Applied Industrial Technologies, Inc.	34,560	4,912,013
McGrath RentCorp	40,306	3,760,953
SiteOne Landscape Supply, Inc. (a)	26,699	3,654,292

		12,327,258

Total Common Stocks (Cost $309,173,284)		357,783,859

Short-Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $11,078,901; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $11,298,587.	11,076,962	11,076,962

Total Short-Term Investments (Cost $11,076,962)		11,076,962

Securities Lending Reinvestments (c)—1.6%

Repurchase Agreements—1.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $510,000.	500,000	500,000

BHFTII-144

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $801,974; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $817,687.	801,654	$801,654
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $650,259; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $663,265.	650,000	650,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $650,261; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $665,912.	650,000	650,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $200,161; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $204,896.	200,000	200,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $500,344; collateralized by various Common Stock with an aggregate market value of $555,785.	500,000	500,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $29,102; collateralized by various Common Stock with an aggregate market value of $32,345.	29,090	29,090
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $200,082; collateralized by various Common Stock with an aggregate market value of $222,325.	200,000	200,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $300,410; collateralized by various Common Stock with an aggregate market value of $334,078.	300,000	300,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $400,163; collateralized by various Common Stock with an aggregate market value of $449,119.	400,000	400,000

		4,230,744

Mutual Funds—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (d)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (d)	200,000	200,000

		1,700,000

Total Securities Lending Reinvestments (Cost $5,930,744)		5,930,744

Total Investments—101.8% (Cost $326,180,990)		374,791,565
Other assets and liabilities (net)—(1.8)%		(6,664,917)

Net Assets—100.0%		$368,126,648

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $5,895,498 and the collateral received consisted of cash in the amount of $5,930,744. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-145

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$357,783,859	$—	$—	$357,783,859
Total Short-Term Investment*	—	11,076,962	—	11,076,962
Securities Lending Reinvestments
Repurchase Agreements	—	4,230,744	—	4,230,744
Mutual Funds	1,700,000	—	—	1,700,000
Total Securities Lending Reinvestments	1,700,000	4,230,744	—	5,930,744
Total Investments	$359,483,859	$15,307,706	$—	$374,791,565

Collateral for Securities Loaned (Liability)	$—	$(5,930,744)	$—	$(5,930,744)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-146

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—69.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—27.9%
Fannie Mae 15 Yr. Pool
1.500%, 04/01/36	1,560,746	$1,375,397
1.500%, 05/01/36	3,979,643	3,507,034
1.500%, 09/01/36	1,700,200	1,498,290
1.500%, 11/01/36	2,630,372	2,317,998
2.000%, 11/01/35	8,375,015	7,588,170
2.000%, 12/01/35	3,260,203	2,953,902
2.000%, 09/01/36	4,119,677	3,727,096
2.000%, 12/01/36	2,607,348	2,358,883
2.000%, 02/01/37	887,817	803,212
2.500%, 12/01/27	680,233	651,145
2.500%, 02/01/28	625,436	597,817
2.500%, 07/01/28	405,498	390,505
2.500%, 10/01/28	702,062	676,103
2.500%, 03/01/30	742,971	702,548
2.500%, 09/01/31	1,292,578	1,217,449
2.500%, 01/01/32	405,612	382,037
2.500%, 04/01/32	948,889	885,231
2.500%, 09/01/32	228,256	212,943
2.500%, 12/01/34	743,227	692,861
2.500%, 09/01/35	714,368	665,228
3.000%, 01/01/27	194,321	188,298
3.000%, 02/01/27	327,978	317,688
3.000%, 03/01/27	163,772	158,432
3.000%, 01/01/29	1,184,461	1,144,050
3.000%, 10/01/29	477,937	461,363
3.000%, 06/01/30	585,193	564,637
3.000%, 02/01/33	642,546	615,366
3.000%, 01/01/36	786,401	748,412
3.500%, 02/01/26	222,502	217,557
3.500%, 03/01/26	159,179	155,549
3.500%, 05/01/29	483,054	472,940
3.500%, 08/01/32	166,746	162,714
3.500%, 03/01/34	248,612	241,615
4.000%, 06/01/24	11,962	11,823
4.000%, 11/01/24	91,202	89,927
4.500%, 08/01/24	26,995	26,710
4.500%, 06/01/25	78,746	77,821
5.000%, 02/01/24	688	685
Fannie Mae 20 Yr. Pool
2.000%, 02/01/41	2,350,629	2,007,762
2.000%, 06/01/41	2,121,377	1,812,167
2.500%, 02/01/41	1,751,535	1,548,777
3.000%, 02/01/33	516,724	493,437
3.000%, 08/01/35	618,209	584,074
3.000%, 05/01/36	713,753	671,277
3.500%, 04/01/32	402,457	392,355
3.500%, 09/01/35	556,323	538,257
3.500%, 07/01/38	400,161	380,854
4.000%, 02/01/31	174,665	173,115
4.000%, 03/01/38	366,288	362,932
4.500%, 08/01/30	99,810	100,284
5.000%, 02/01/24	4,182	4,154
5.000%, 09/01/25	18,716	18,575
5.500%, 07/01/23	698	695
5.500%, 01/01/24	2,551	2,538

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 07/01/24	11,666	11,604
5.500%, 07/01/25	20,475	20,408
Fannie Mae 30 Yr. Pool
1.500%, 03/01/51	3,465,330	2,729,378
1.500%, 04/01/51	4,398,787	3,464,140
1.500%, 10/01/51	926,108	728,760
2.000%, 10/01/50	9,712,135	8,082,575
2.000%, 11/01/50	7,643,161	6,358,372
2.000%, 12/01/50	3,894,996	3,239,052
2.000%, 01/01/51	9,574,185	7,958,853
2.000%, 02/01/51	4,041,238	3,358,156
2.000%, 04/01/51	8,469,590	7,031,692
2.000%, 05/01/51	4,319,310	3,584,671
2.000%, 06/01/51	5,258,719	4,362,669
2.000%, 09/01/51	4,527,205	3,751,580
2.000%, 10/01/51	3,653,074	3,022,622
2.000%, 11/01/51	1,845,668	1,528,311
2.000%, 12/01/51	4,648,696	3,842,091
2.000%, 01/01/52	2,806,418	2,319,161
2.500%, 01/01/50	972,499	847,818
2.500%, 03/01/50	895,512	779,436
2.500%, 05/01/50	2,168,611	1,886,170
2.500%, 07/01/50	3,513,707	3,053,900
2.500%, 08/01/50	6,305,415	5,478,326
2.500%, 09/01/50	5,096,357	4,426,281
2.500%, 11/01/50	1,250,699	1,085,480
2.500%, 12/01/50	1,944,817	1,687,300
2.500%, 01/01/51	2,010,479	1,743,643
2.500%, 02/01/51	1,003,899	870,348
2.500%, 05/01/51	3,162,061	2,736,067
2.500%, 07/01/51	4,195,444	3,626,324
2.500%, 08/01/51	2,124,119	1,834,989
2.500%, 09/01/51	6,937,121	5,989,625
2.500%, 10/01/51	5,302,542	4,575,833
2.500%, 12/01/51	6,390,629	5,513,849
2.500%, 02/01/52	5,601,284	4,825,896
2.500%, 03/01/52	940,307	810,091
2.500%, 05/01/52	1,920,596	1,654,627
3.000%, 08/01/42	703,294	648,354
3.000%, 09/01/42	589,365	543,325
3.000%, 11/01/42	932,061	859,249
3.000%, 12/01/42	633,851	584,335
3.000%, 01/01/43	443,928	409,249
3.000%, 03/01/43	889,910	823,094
3.000%, 07/01/43	910,837	839,265
3.000%, 09/01/43	533,400	491,486
3.000%, 05/01/45	1,236,601	1,133,688
3.000%, 05/01/46	712,307	651,949
3.000%, 06/01/46	979,956	896,918
3.000%, 08/01/46	1,046,853	958,146
3.000%, 02/01/47	1,459,678	1,335,990
3.000%, 11/01/49	652,905	590,923
3.000%, 12/01/49	1,175,669	1,064,059
3.000%, 01/01/50	1,226,853	1,110,384
3.000%, 02/01/50	597,943	541,179

BHFTII-147

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 05/01/50	2,447,765	$2,215,302
3.000%, 07/01/50	908,946	822,272
3.000%, 08/01/50	3,700,281	3,346,717
3.000%, 11/01/51	2,566,000	2,304,177
3.000%, 04/01/52	3,793,171	3,401,376
3.000%, 05/01/52	3,834,742	3,437,909
3.000%, 06/01/52	3,373,798	3,024,010
3.500%, 12/01/40	424,911	402,830
3.500%, 03/01/42	388,630	370,045
3.500%, 05/01/42	743,645	706,761
3.500%, 06/01/42	511,766	486,383
3.500%, 08/01/42	314,544	298,943
3.500%, 09/01/42	1,347,569	1,280,732
3.500%, 01/01/43	514,285	488,777
3.500%, 06/01/43	650,796	618,082
3.500%, 08/01/44	671,066	635,081
3.500%, 02/01/45	745,599	705,618
3.500%, 03/01/45	805,644	761,681
3.500%, 04/01/45	473,618	447,773
3.500%, 09/01/45	636,225	601,507
3.500%, 11/01/45	644,910	609,718
3.500%, 01/01/46	785,409	742,549
3.500%, 03/01/46	733,511	691,267
3.500%, 05/01/46	518,704	488,831
3.500%, 11/01/47	1,210,843	1,140,182
3.500%, 02/01/49	238,687	224,694
3.500%, 08/01/49	279,311	262,107
3.500%, 10/01/49	586,278	550,166
3.500%, 01/01/50	386,008	362,232
3.500%, 02/01/50	190,316	178,594
3.500%, 05/01/50	880,923	825,010
3.500%, 04/01/52	3,807,004	3,534,910
3.500%, 06/01/52	1,919,923	1,782,404
3.500%, 08/01/52	3,896,398	3,616,833
4.000%, 08/01/39	294,363	288,193
4.000%, 09/01/39	242,144	237,068
4.000%, 12/01/39	289,689	283,618
4.000%, 06/01/40	286,774	280,750
4.000%, 09/01/40	182,601	178,765
4.000%, 12/01/40	1,617,182	1,586,985
4.000%, 01/01/41	696,670	682,036
4.000%, 12/01/41	273,467	267,724
4.000%, 02/01/42	383,767	375,708
4.000%, 09/01/43	521,040	510,836
4.000%, 05/01/44	536,010	523,480
4.000%, 08/01/44	946,166	924,047
4.000%, 10/01/44	286,487	279,790
4.000%, 11/01/44	739,682	723,214
4.000%, 01/01/45	662,777	647,283
4.000%, 03/01/45	432,334	421,903
4.000%, 10/01/45	617,441	602,545
4.000%, 03/01/47	181,261	176,100
4.000%, 05/01/47	194,480	188,942
4.000%, 06/01/47	1,350,062	1,311,623
4.000%, 07/01/47	318,329	309,266

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 10/01/47	471,279	457,861
4.000%, 05/01/48	533,146	517,185
4.000%, 06/01/48	450,080	436,605
4.000%, 07/01/48	339,553	329,387
4.000%, 09/01/48	163,172	158,287
4.000%, 10/01/48	255,002	247,368
4.000%, 11/01/48	313,562	304,174
4.000%, 04/01/49	523,232	506,534
4.000%, 02/01/50	549,004	531,485
4.000%, 03/01/50	596,724	577,682
4.000%, 09/01/50	473,617	458,467
4.000%, 07/01/52	3,142,142	3,003,036
4.000%, 09/01/52	3,887,979	3,715,854
4.000%, 11/01/52	1,474,204	1,409,927
4.500%, 08/01/33	47,096	47,284
4.500%, 10/01/33	60,000	60,240
4.500%, 04/01/34	48,852	49,050
4.500%, 01/01/39	8,272	8,303
4.500%, 07/01/39	430,541	432,086
4.500%, 09/01/39	519,880	521,746
4.500%, 10/01/39	332,807	334,002
4.500%, 05/01/40	416,957	419,097
4.500%, 08/01/40	468,562	470,428
4.500%, 11/01/40	263,381	264,430
4.500%, 12/01/40	614,009	616,454
4.500%, 04/01/41	1,584,539	1,590,590
4.500%, 05/01/41	313,011	314,177
4.500%, 03/01/44	217,264	217,742
4.500%, 08/01/47	457,557	456,449
4.500%, 10/01/48	231,126	229,787
4.500%, 12/01/48	299,656	297,920
4.500%, 08/01/52	1,914,670	1,874,819
4.500%, 09/01/52	2,894,642	2,834,395
4.500%, 10/01/52	1,944,735	1,904,258
4.500%, 11/01/52	3,418,919	3,347,760
5.000%, 07/01/33	35,835	36,595
5.000%, 08/01/33	157,495	160,834
5.000%, 09/01/33	53,612	54,748
5.000%, 10/01/33	541,771	553,255
5.000%, 03/01/34	66,845	68,262
5.000%, 04/01/34	130,030	132,920
5.000%, 05/01/34	24,055	24,614
5.000%, 09/01/34	101,918	104,286
5.000%, 02/01/35	42,589	43,579
5.000%, 04/01/35	12,241	12,559
5.000%, 05/01/35	14,355	14,728
5.000%, 11/01/35	42,092	43,185
5.000%, 03/01/36	147,511	151,343
5.000%, 07/01/37	111,744	114,903
5.000%, 01/01/39	115,035	118,287
5.000%, 04/01/40	340,336	350,844
5.000%, 07/01/41	218,680	225,425
5.000%, 04/01/49	363,746	367,755
5.000%, 10/01/52	1,934,906	1,928,795
5.000%, 11/01/52	1,463,649	1,459,026

BHFTII-148

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 12/01/52	3,923,001	$3,910,611
5.500%, 10/01/32	9,881	10,256
5.500%, 02/01/33	27,597	28,644
5.500%, 03/01/33	3,105	3,225
5.500%, 08/01/33	68,297	70,928
5.500%, 10/01/33	37,377	38,816
5.500%, 12/01/33	175,735	182,503
5.500%, 02/01/34	30,797	31,996
5.500%, 03/01/34	26,974	28,023
5.500%, 04/01/34	12,536	13,024
5.500%, 09/01/34	56,280	58,470
5.500%, 12/01/34	37,794	39,265
5.500%, 01/01/35	40,221	41,786
5.500%, 04/01/35	7,687	8,011
5.500%, 06/01/35	40,964	42,690
5.500%, 01/01/37	51,245	53,717
5.500%, 05/01/37	35,526	37,239
5.500%, 05/01/38	27,050	28,327
5.500%, 06/01/38	27,595	28,897
5.500%, 12/01/52	1,948,342	1,968,031
5.500%, 01/01/53	1,962,680	1,982,513
5.500%, 03/01/53	995,691	1,005,725
5.500%, 04/01/53	1,000,000	1,010,279
6.000%, 08/01/28	43	43
6.000%, 11/01/28	145	149
6.000%, 12/01/28	217	223
6.000%, 06/01/31	22,815	23,781
6.000%, 09/01/32	24,290	25,556
6.000%, 01/01/33	4,530	4,767
6.000%, 02/01/33	30,252	31,830
6.000%, 03/01/33	24,167	25,441
6.000%, 04/01/33	64,019	67,394
6.000%, 05/01/33	63,649	67,004
6.000%, 05/01/34	55,335	58,283
6.000%, 09/01/34	53,057	55,884
6.000%, 01/01/35	29,107	30,657
6.000%, 07/01/36	9,490	10,038
6.000%, 09/01/36	39,361	41,633
6.000%, 07/01/37	39,811	42,150
6.000%, 08/01/37	64,573	68,368
6.000%, 10/01/37	39,894	42,238
6.000%, 12/01/38	41,270	43,697
6.000%, 04/01/53	3,000,000	3,061,555
6.500%, 05/01/28	8,597	9,067
6.500%, 12/01/28	37,003	39,026
6.500%, 03/01/29	1,003	1,058
6.500%, 04/01/29	6,782	7,154
6.500%, 05/01/29	224	236
6.500%, 08/01/29	338	357
6.500%, 05/01/30	8,792	9,273
6.500%, 09/01/31	2,792	2,948
6.500%, 06/01/32	6,249	6,660
6.500%, 10/01/33	12,651	13,500
6.500%, 10/01/34	85,487	91,220
6.500%, 10/01/37	12,369	13,271

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 06/01/26	125	126
7.000%, 06/01/28	3,866	3,914
7.000%, 10/01/29	1,783	1,880
7.000%, 06/01/32	19,785	21,150
7.000%, 10/01/37	57,254	63,303
7.500%, 09/01/25	650	659
7.500%, 06/01/26	730	743
7.500%, 07/01/29	2,422	2,542
7.500%, 10/01/29	1,523	1,558
8.000%, 11/01/29	27	29
8.000%, 05/01/30	11,093	11,601
8.000%, 11/01/30	328	344
8.000%, 01/01/31	517	536
8.000%, 02/01/31	1,332	1,435
Fannie Mae-ACES
1.610%, 03/25/31	1,005,188	927,269
2.190%, 01/25/30	1,435,000	1,257,466
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	239,766	229,617
2.500%, 04/01/28	474,009	456,923
2.500%, 12/01/29	672,786	643,071
2.500%, 01/01/31	985,841	933,131
2.500%, 01/01/32	1,696,521	1,599,440
3.000%, 03/01/27	192,513	186,494
3.000%, 05/01/27	267,022	258,476
3.000%, 11/01/28	396,778	383,595
3.000%, 05/01/31	869,818	833,798
3.500%, 12/01/25	150,097	147,048
3.500%, 05/01/26	55,865	54,657
3.500%, 09/01/30	680,649	666,565
4.000%, 05/01/25	57,327	56,481
4.000%, 08/01/25	30,624	30,152
4.000%, 10/01/25	57,413	56,481
5.500%, 01/01/24	2,468	2,459
Freddie Mac 15 Yr. Pool
1.500%, 03/01/36	1,512,542	1,332,977
1.500%, 05/01/36	3,971,598	3,500,099
2.000%, 10/01/35	2,356,220	2,134,892
2.000%, 11/01/35	1,857,837	1,683,324
2.000%, 06/01/36	781,658	707,153
2.500%, 08/01/35	1,216,984	1,133,339
3.000%, 10/01/32	440,202	421,573
3.000%, 03/01/35	713,806	679,571
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	815,243	778,795
3.000%, 02/01/37	884,239	832,377
3.500%, 04/01/32	508,811	496,504
4.000%, 01/01/31	192,150	190,622
4.000%, 08/01/31	211,495	209,817
4.500%, 05/01/29	44,153	43,817
5.000%, 03/01/27	17,634	17,587
Freddie Mac 20 Yr. Pool
1.500%, 01/01/42	2,781,541	2,287,804
2.000%, 03/01/41	1,994,532	1,705,181
2.000%, 12/01/41	2,719,011	2,318,866

BHFTII-149

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Pool
2.500%, 02/01/41	1,471,043	$1,300,999
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	908,198	838,068
3.000%, 01/01/43	683,719	630,923
3.000%, 03/01/43	613,906	566,501
3.000%, 04/01/43	1,422,307	1,311,827
3.000%, 06/01/43	952,337	878,363
3.000%, 06/01/45	998,844	915,531
3.000%, 06/01/46	987,722	904,931
3.000%, 11/01/46	1,108,962	1,016,009
3.000%, 01/01/47	1,954,258	1,790,453
3.500%, 01/01/42	314,676	298,756
3.500%, 03/01/42	286,086	272,161
3.500%, 02/01/43	493,413	469,395
3.500%, 05/01/43	760,442	723,728
3.500%, 06/01/43	428,978	408,268
3.500%, 06/01/44	358,087	339,208
3.500%, 10/01/44	460,955	436,652
3.500%, 12/01/44	543,016	514,387
3.500%, 05/01/45	703,204	665,479
3.500%, 11/01/45	685,080	648,327
3.500%, 12/01/45	422,113	399,467
3.500%, 03/01/46	1,209,400	1,142,849
3.500%, 06/01/47	557,031	525,052
3.500%, 08/01/47	359,167	338,548
3.500%, 11/01/47	481,514	453,871
4.000%, 06/01/39	184,535	180,844
4.000%, 12/01/39	352,689	346,489
4.000%, 11/01/40	255,294	250,171
4.000%, 04/01/41	310,388	304,164
4.000%, 09/01/41	265,012	259,698
4.000%, 10/01/41	718,240	703,838
4.000%, 11/01/41	242,727	237,860
4.000%, 07/01/44	583,596	570,494
4.000%, 10/01/44	450,103	439,997
4.000%, 07/01/45	706,918	690,521
4.000%, 01/01/46	652,893	637,749
4.000%, 02/01/46	366,900	358,389
4.000%, 06/01/47	588,714	572,509
4.000%, 10/01/47	312,619	304,013
4.000%, 11/01/47	298,146	289,939
4.000%, 03/01/48	471,572	458,590
4.000%, 05/01/48	217,854	211,539
4.000%, 10/01/48	239,887	232,933
4.000%, 11/01/48	289,821	281,420
4.000%, 01/01/49	171,009	166,052
4.500%, 10/01/35	103,034	103,557
4.500%, 06/01/38	148,350	149,102
4.500%, 02/01/39	86,253	86,658
4.500%, 03/01/39	121,125	121,677
4.500%, 04/01/39	140,186	140,825
4.500%, 09/01/39	162,679	163,421
4.500%, 10/01/39	391,752	393,538
4.500%, 11/01/39	111,558	112,066
4.500%, 01/01/40	119,686	120,232

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 05/01/40	160,579	161,374
4.500%, 11/01/40	245,107	246,320
4.500%, 02/01/41	48,224	48,451
4.500%, 05/01/41	160,570	161,324
4.500%, 06/01/41	99,810	100,279
4.500%, 12/01/43	199,364	200,339
4.500%, 12/01/45	284,059	284,959
4.500%, 08/01/47	420,566	419,956
4.500%, 08/01/48	172,342	171,510
4.500%, 10/01/48	304,905	303,434
4.500%, 12/01/48	195,598	194,654
5.000%, 10/01/33	156,621	160,118
5.000%, 03/01/34	24,966	25,575
5.000%, 08/01/35	148,892	152,924
5.000%, 09/01/35	40,836	41,942
5.000%, 10/01/35	7,285	7,482
5.000%, 01/01/36	125,376	128,771
5.000%, 04/01/38	81,478	83,923
5.000%, 11/01/39	352,847	364,019
5.000%, 05/01/40	395,936	408,601
5.500%, 06/01/34	32,263	33,553
5.500%, 10/01/35	47,148	49,189
5.500%, 01/01/36	75,674	78,949
5.500%, 12/01/37	94,457	99,110
5.500%, 04/01/38	48,398	50,737
5.500%, 07/01/38	52,192	54,714
6.000%, 11/01/28	1,492	1,541
6.000%, 12/01/28	1,204	1,244
6.000%, 04/01/29	641	663
6.000%, 06/01/31	947	989
6.000%, 07/01/31	183	191
6.000%, 09/01/31	32,053	33,449
6.000%, 11/01/32	6,291	6,626
6.000%, 11/01/35	29,925	31,605
6.000%, 02/01/36	37,140	39,225
6.000%, 08/01/36	15,834	16,766
6.000%, 01/01/37	21,052	22,291
6.500%, 02/01/30	3,133	3,308
6.500%, 08/01/31	2,406	2,543
6.500%, 11/01/31	4,966	5,250
6.500%, 03/01/32	93,534	99,779
6.500%, 04/01/32	79,299	84,593
6.500%, 11/01/37	29,167	31,323
7.000%, 12/01/27	304	313
7.000%, 11/01/28	482	505
7.000%, 04/01/29	950	1,001
7.000%, 05/01/29	205	210
7.000%, 07/01/29	123	124
7.000%, 01/01/31	29,677	30,553
7.500%, 10/01/27	1,999	2,065
7.500%, 10/01/29	2,776	2,954
7.500%, 05/01/30	4,117	4,315
8.000%, 02/01/27	674	695
8.000%, 10/01/28	1,146	1,190

BHFTII-150

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
1.500%, 03/01/51	865,707	$681,854
1.500%, 04/01/51	4,374,233	3,444,815
2.000%, 10/01/50	3,719,269	3,095,208
2.000%, 11/01/50	3,842,677	3,196,717
2.000%, 12/01/50	6,283,102	5,224,951
2.000%, 01/01/51	9,570,981	7,956,140
2.000%, 02/01/51	4,031,758	3,350,258
2.000%, 05/01/51	5,561,008	4,615,212
2.000%, 06/01/51	1,749,701	1,451,575
2.000%, 07/01/51	5,320,174	4,412,032
2.000%, 08/01/51	4,379,954	3,630,945
2.000%, 12/01/51	6,499,949	5,374,332
2.500%, 03/01/50	1,596,126	1,389,239
2.500%, 07/01/50	4,186,427	3,638,596
2.500%, 09/01/50	2,895,917	2,515,164
2.500%, 10/01/50	2,349,018	2,039,442
2.500%, 12/01/50	3,229,692	2,802,048
2.500%, 04/01/51	4,285,094	3,709,800
2.500%, 07/01/51	5,901,328	5,095,335
2.500%, 08/01/51	4,119,935	3,559,138
2.500%, 12/01/51	2,282,799	1,967,816
3.000%, 01/01/48	421,493	385,684
3.000%, 09/01/49	946,507	856,666
3.000%, 12/01/49	1,222,373	1,106,348
3.000%, 02/01/50	619,501	560,699
3.000%, 04/01/50	1,101,927	997,495
3.000%, 05/01/50	1,049,698	950,013
3.000%, 07/01/50	930,673	841,930
3.000%, 11/01/50	1,006,147	909,427
3.500%, 10/01/47	496,268	467,316
3.500%, 04/01/49	333,491	312,947
3.500%, 05/01/49	213,241	200,105
3.500%, 10/01/49	452,547	424,669
3.500%, 03/01/50	612,535	574,801
3.500%, 06/01/50	1,167,198	1,092,727
3.500%, 08/01/50	1,702,608	1,593,712
4.000%, 02/01/49	166,393	161,413
4.000%, 06/01/49	330,316	319,775
4.500%, 01/01/49	168,432	167,456
6.500%, 04/01/53	1,000,000	1,032,180
Freddie Mac Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	2,041,880
2.785%, 06/25/29	1,800,000	1,661,090
3.187%, 09/25/27 (a)	1,265,000	1,211,980
3.194%, 07/25/27	685,000	657,008
3.780%, 10/25/28 (a)	4,000,000	3,898,662
3.920%, 09/25/28 (a)	2,900,000	2,860,597
3.926%, 07/25/28 (a)	2,500,000	2,464,287
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	390,666	376,550
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	639,743	592,736
3.000%, 12/15/42	674,341	624,792
3.000%, 02/15/43	483,827	448,277
3.000%, 03/15/43	533,431	494,022

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 07/15/43	466,858	432,367
3.500%, 02/15/42	174,933	168,012
4.000%, 07/15/39	397,540	392,079
4.000%, 07/15/40	218,975	215,942
4.500%, 01/15/39	81,188	81,873
4.500%, 04/15/39	213,423	215,175
4.500%, 05/15/39	437,129	440,715
4.500%, 08/15/39	166,364	167,729
4.500%, 01/15/40	187,844	189,385
4.500%, 04/15/40	94,023	94,779
4.500%, 02/15/41	51,271	51,683
4.500%, 04/15/41	58,948	59,426
5.000%, 12/15/35	80,574	83,356
5.000%, 12/15/36	18,045	18,263
5.000%, 01/15/39	232,208	238,026
5.000%, 02/15/39	44,386	45,578
5.000%, 08/15/39	252,858	259,582
5.000%, 09/15/39	42,710	43,832
5.000%, 12/15/39	171,226	175,987
5.000%, 05/15/40	140,140	143,691
5.500%, 03/15/36	46,541	48,056
5.500%, 09/15/38	18,059	18,596
5.500%, 08/15/39	57,067	60,545
6.000%, 01/15/29	876	892
6.000%, 01/15/33	64,269	67,791
6.000%, 03/15/35	43,990	46,788
6.000%, 12/15/35	44,778	47,113
6.000%, 09/15/36	37,448	39,352
6.000%, 07/15/38	102,779	109,046
6.500%, 02/15/27	3,931	3,974
6.500%, 07/15/28	1,375	1,393
6.500%, 08/15/28	3,047	3,123
6.500%, 11/15/28	1,430	1,479
6.500%, 12/15/28	3,685	3,762
6.500%, 07/15/29	1,233	1,255
6.500%, 05/15/36	79,484	84,661
7.000%, 01/15/28	535	553
7.000%, 05/15/28	2,692	2,738
7.000%, 06/15/28	2,854	2,956
7.000%, 10/15/28	3,513	3,623
7.000%, 09/15/29	168	168
7.000%, 01/15/31	886	907
7.000%, 03/15/31	458	476
7.000%, 08/15/31	24,014	25,748
7.000%, 07/15/32	9,796	10,540
8.000%, 08/15/26	586	603
8.000%, 09/15/26	597	598
Ginnie Mae II 30 Yr. Pool
2.000%, 11/20/50	4,328,439	3,684,878
2.000%, 01/20/51	2,251,178	1,916,468
2.000%, 03/20/51	3,887,083	3,313,160
2.000%, 04/20/51	3,978,507	3,389,853
2.000%, 05/20/51	8,920,923	7,598,233
2.000%, 06/20/51	2,055,403	1,750,015
2.000%, 10/20/51	2,688,628	2,285,824

BHFTII-151

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
2.000%, 12/20/51	2,295,861	$1,950,478
2.500%, 02/20/50	910,273	804,752
2.500%, 06/20/50	3,291,604	2,910,032
2.500%, 07/20/50	2,372,246	2,097,249
2.500%, 09/20/50	3,924,071	3,469,183
2.500%, 10/20/50	1,156,515	1,022,449
2.500%, 11/20/50	1,761,540	1,557,338
2.500%, 12/20/50	1,833,473	1,624,368
2.500%, 04/20/51	2,255,493	1,994,559
2.500%, 08/20/51	2,565,120	2,262,962
2.500%, 09/20/51	4,354,179	3,838,891
2.500%, 12/20/51	4,537,552	3,998,639
2.500%, 04/20/52	2,359,841	2,076,040
3.000%, 12/20/42	655,514	610,429
3.000%, 03/20/43	607,213	565,421
3.000%, 12/20/44	555,050	516,553
3.000%, 04/20/45	504,538	466,957
3.000%, 08/20/45	907,032	839,470
3.000%, 11/20/45	486,163	449,950
3.000%, 01/20/46	792,379	733,357
3.000%, 09/20/46	867,075	802,021
3.000%, 10/20/46	886,820	820,285
3.000%, 11/20/46	936,292	866,045
3.000%, 01/20/47	968,825	896,137
3.000%, 04/20/47	424,718	392,652
3.000%, 02/20/48	613,518	567,198
3.000%, 10/20/49	673,302	618,809
3.000%, 01/20/50	1,772,662	1,627,714
3.000%, 05/20/50	1,402,236	1,286,789
3.000%, 07/20/50	902,819	829,132
3.000%, 11/20/50	1,984,130	1,819,548
3.000%, 05/20/51	1,744,482	1,595,563
3.000%, 05/20/52	4,313,045	3,921,649
3.500%, 12/20/41	383,217	368,277
3.500%, 08/20/42	352,114	338,459
3.500%, 01/20/43	498,453	479,122
3.500%, 05/20/43	765,398	735,484
3.500%, 07/20/44	734,635	705,140
3.500%, 02/20/45	757,448	727,037
3.500%, 06/20/45	470,607	449,846
3.500%, 08/20/45	1,109,805	1,060,846
3.500%, 10/20/45	736,536	704,044
3.500%, 12/20/45	679,617	649,636
3.500%, 01/20/46	644,902	616,453
3.500%, 02/20/46	526,165	502,954
3.500%, 06/20/46	578,072	550,663
3.500%, 02/20/47	916,655	873,193
3.500%, 03/20/47	773,150	736,088
3.500%, 09/20/47	320,076	304,733
3.500%, 10/20/48	153,375	145,964
3.500%, 05/20/49	280,894	266,538
3.500%, 07/20/49	306,921	291,152
3.500%, 09/20/49	823,484	780,843
3.500%, 10/20/49	511,532	485,044
3.500%, 11/20/49	707,386	670,662

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 12/20/49	462,043	437,993
3.500%, 02/20/50	590,625	559,883
3.500%, 06/20/50	671,876	635,762
3.500%, 02/20/51	1,103,332	1,045,605
3.500%, 08/20/52	1,946,710	1,824,440
4.000%, 11/20/40	331,517	327,795
4.000%, 12/20/40	449,765	444,717
4.000%, 11/20/43	220,393	216,999
4.000%, 04/20/44	311,131	305,973
4.000%, 05/20/44	372,016	365,849
4.000%, 09/20/44	613,736	603,562
4.000%, 11/20/44	162,594	159,899
4.000%, 10/20/45	565,382	555,056
4.000%, 11/20/45	305,004	299,434
4.000%, 03/20/47	117,150	114,457
4.000%, 04/20/47	466,616	455,714
4.000%, 09/20/47	428,648	418,632
4.000%, 07/20/48	298,489	290,899
4.000%, 08/20/48	214,781	209,319
4.000%, 09/20/48	387,731	377,871
4.000%, 07/20/49	396,909	386,419
4.000%, 05/20/50	574,642	559,455
4.000%, 07/20/52	2,447,090	2,354,131
4.000%, 10/20/52	1,482,449	1,426,134
4.500%, 08/20/40	266,119	269,991
4.500%, 12/20/40	201,820	204,756
4.500%, 04/20/41	152,513	154,714
4.500%, 03/20/42	161,083	163,407
4.500%, 10/20/43	191,096	193,111
4.500%, 03/20/47	296,527	299,076
4.500%, 03/20/49	205,081	204,780
4.500%, 08/20/52	2,457,134	2,419,798
4.500%, 10/20/52	2,964,963	2,919,911
5.000%, 08/20/40	140,209	144,462
5.000%, 10/20/40	154,811	159,507
5.000%, 06/20/44	323,660	333,478
5.000%, 10/20/48	227,145	231,049
5.000%, 01/20/49	158,164	160,608
6.000%, 01/20/53	995,684	1,014,687
6.500%, 06/20/31	6,664	7,002
7.500%, 02/20/28	516	534

		559,300,949

Federal Agencies—1.1%
Federal Home Loan Banks
2.875%, 09/13/24	4,600,000	4,506,804
3.000%, 09/10/27	2,000,000	1,922,220
3.250%, 11/16/28 (b)	2,700,000	2,628,477
Federal Home Loan Mortgage Corp.
0.375%, 09/23/25	1,100,000	1,005,246
1.500%, 02/12/25 (b)	1,500,000	1,427,565
6.250%, 07/15/32 (b)	1,600,000	1,906,752
6.750%, 03/15/31	900,000	1,078,497

BHFTII-152

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
0.750%, 10/08/27 (b)	1,500,000	$1,314,330
2.125%, 04/24/26 (b)	2,500,000	2,374,200
2.625%, 09/06/24	800,000	780,840
6.625%, 11/15/30	1,450,000	1,718,322
Tennessee Valley Authority 3.500%, 12/15/42 (b)	1,600,000	1,355,504

		22,018,757

U.S. Treasury—40.6%
U.S. Treasury Bonds
1.125%, 05/15/40	7,100,000	4,724,828
1.125%, 08/15/40	3,200,000	2,114,500
1.250%, 05/15/50	3,200,000	1,861,000
1.375%, 11/15/40	5,500,000	3,784,688
1.375%, 08/15/50	7,600,000	4,565,937
1.625%, 11/15/50 (b)	6,500,000	4,171,172
1.750%, 08/15/41	4,300,000	3,112,797
1.875%, 02/15/41	5,200,000	3,890,250
1.875%, 02/15/51 (b)	5,800,000	3,963,031
1.875%, 11/15/51	6,500,000	4,426,094
2.000%, 02/15/50	8,000,000	5,670,000
2.000%, 08/15/51	7,500,000	5,275,781
2.250%, 05/15/41	3,700,000	2,938,609
2.250%, 08/15/46	3,000,000	2,262,656
2.250%, 08/15/49	6,000,000	4,510,313
2.250%, 02/15/52 (b)	2,100,000	1,566,797
2.375%, 05/15/51	5,100,000	3,915,844
2.500%, 05/15/46	4,800,000	3,809,250
2.750%, 08/15/42	4,820,000	4,097,753
2.750%, 11/15/42 (b)	1,200,000	1,017,000
2.750%, 08/15/47 (b)	3,000,000	2,493,750
2.750%, 11/15/47 (b)	800,000	665,625
2.875%, 05/15/43	3,260,000	2,813,788
2.875%, 08/15/45 (b)	3,700,000	3,151,938
2.875%, 11/15/46 (b)	4,600,000	3,918,625
2.875%, 05/15/49	2,300,000	1,967,578
2.875%, 05/15/52	3,900,000	3,337,547
3.000%, 11/15/44	2,600,000	2,267,688
3.000%, 05/15/45	3,100,000	2,698,938
3.000%, 02/15/47 (b)	3,000,000	2,610,000
3.000%, 05/15/47 (b)	2,800,000	2,436,438
3.000%, 08/15/48	7,700,000	6,721,859
3.000%, 02/15/49	7,300,000	6,389,781
3.000%, 08/15/52	4,700,000	4,130,125
3.125%, 11/15/41	3,000,000	2,733,750
3.125%, 02/15/43	3,270,000	2,938,402
3.125%, 08/15/44	4,700,000	4,192,547
3.250%, 05/15/42 (b)	3,100,000	2,860,234
3.375%, 08/15/42	2,200,000	2,066,281
3.375%, 05/15/44	3,000,000	2,789,531
3.375%, 11/15/48	5,000,000	4,677,344
3.500%, 02/15/39	1,872,000	1,849,478
3.625%, 08/15/43	2,600,000	2,522,406
3.625%, 02/15/44	2,420,000	2,339,838

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.750%, 08/15/41	1,300,000	1,297,359
4.000%, 11/15/42	1,000,000	1,027,188
4.000%, 11/15/52	500,000	530,859
4.250%, 05/15/39	2,200,000	2,372,906
4.250%, 11/15/40	1,780,000	1,909,606
4.375%, 11/15/39 (b)	1,900,000	2,074,266
4.375%, 05/15/40	1,220,000	1,330,372
4.375%, 05/15/41 (b)	1,350,000	1,468,336
4.500%, 02/15/36	600,000	666,563
4.500%, 05/15/38 (b)	1,500,000	1,662,188
4.625%, 02/15/40	1,300,000	1,461,688
5.250%, 02/15/29	750,000	812,695
6.250%, 05/15/30	2,500,000	2,918,359
U.S. Treasury Notes
0.250%, 06/15/24	7,000,000	6,654,648
0.250%, 07/31/25 (b)	7,000,000	6,427,969
0.250%, 08/31/25	5,100,000	4,672,078
0.250%, 09/30/25 (b)	9,000,000	8,236,406
0.375%, 04/15/24 (b)	4,000,000	3,828,125
0.375%, 07/15/24 (b)	13,000,000	12,344,414
0.375%, 08/15/24	7,000,000	6,627,852
0.375%, 09/15/24	10,100,000	9,541,738
0.375%, 04/30/25	7,200,000	6,678,000
0.375%, 11/30/25	6,100,000	5,564,344
0.375%, 12/31/25	7,200,000	6,562,688
0.375%, 01/31/26	11,200,000	10,167,500
0.375%, 07/31/27 (b)	3,100,000	2,692,883
0.375%, 09/30/27	6,300,000	5,447,039
0.500%, 03/31/25 (b)	4,000,000	3,730,781
0.500%, 02/28/26	6,100,000	5,543,852
0.500%, 04/30/27	4,000,000	3,522,500
0.500%, 10/31/27	7,600,000	6,595,375
0.625%, 07/31/26	6,100,000	5,502,391
0.625%, 11/30/27 (b)	7,000,000	6,102,031
0.625%, 12/31/27	7,200,000	6,262,313
0.625%, 05/15/30 (b)	10,000,000	8,185,937
0.625%, 08/15/30	9,600,000	7,824,000
0.750%, 01/31/28	6,100,000	5,328,445
0.875%, 06/30/26	6,000,000	5,471,719
0.875%, 11/15/30 (b)	12,700,000	10,513,219
1.000%, 07/31/28	4,000,000	3,496,250
1.125%, 02/28/25	3,800,000	3,592,781
1.125%, 10/31/26	6,700,000	6,112,180
1.125%, 02/29/28	1,200,000	1,065,469
1.125%, 08/31/28	6,000,000	5,269,219
1.125%, 02/15/31 (b)	11,500,000	9,683,359
1.250%, 11/30/26	2,100,000	1,921,172
1.250%, 12/31/26	7,600,000	6,943,312
1.250%, 03/31/28	5,100,000	4,549,359
1.250%, 04/30/28	6,000,000	5,342,344
1.250%, 06/30/28	5,900,000	5,237,172
1.250%, 09/30/28	6,000,000	5,294,062
1.250%, 08/15/31	14,000,000	11,742,500
1.375%, 10/31/28	3,300,000	2,928,234
1.375%, 11/15/31	10,200,000	8,609,437

BHFTII-153

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 10/31/24	8,100,000	$7,757,332
1.500%, 11/30/24 (b)	7,600,000	7,268,687
1.500%, 02/15/25 (b)	2,100,000	2,000,332
1.500%, 08/15/26 (b)	5,600,000	5,198,813
1.500%, 01/31/27 (b)	4,000,000	3,682,813
1.500%, 11/30/28 (b)	8,500,000	7,582,930
1.500%, 02/15/30 (b)	8,300,000	7,276,766
1.625%, 02/15/26	6,400,000	6,019,000
1.625%, 05/15/26	4,900,000	4,587,242
1.625%, 09/30/26 (b)	6,000,000	5,585,156
1.625%, 08/15/29 (b)	4,500,000	4,014,844
1.625%, 05/15/31	9,800,000	8,518,344
1.750%, 06/30/24	7,600,000	7,352,406
1.750%, 01/31/29	5,000,000	4,514,453
1.875%, 08/31/24	10,200,000	9,852,562
1.875%, 06/30/26	6,900,000	6,500,555
1.875%, 02/28/29	2,100,000	1,907,883
1.875%, 02/15/32 (b)	11,200,000	9,831,500
2.000%, 05/31/24 (b)	8,400,000	8,162,437
2.000%, 02/15/25	7,600,000	7,306,094
2.000%, 08/15/25	5,100,000	4,880,062
2.000%, 11/15/26	7,300,000	6,865,992
2.125%, 05/15/25 (b)	5,500,000	5,287,734
2.125%, 05/31/26 (b)	6,800,000	6,462,656
2.250%, 11/15/24	6,700,000	6,488,793
2.250%, 11/15/25	10,800,000	10,364,625
2.250%, 02/15/27	7,800,000	7,390,500
2.250%, 08/15/27	6,100,000	5,755,445
2.250%, 11/15/27	2,600,000	2,446,234
2.375%, 08/15/24	5,600,000	5,450,813
2.375%, 05/15/27	8,000,000	7,598,750
2.375%, 05/15/29	6,800,000	6,344,719
2.500%, 05/15/24	5,100,000	4,986,445
2.500%, 01/31/25	10,100,000	9,806,074
2.500%, 02/28/26 (b)	6,700,000	6,455,031
2.500%, 03/31/27	5,100,000	4,871,297
2.625%, 04/15/25	8,000,000	7,774,375
2.625%, 05/31/27 (b)	10,000,000	9,589,062
2.625%, 02/15/29	8,300,000	7,870,734
2.750%, 02/28/25 (b)	6,900,000	6,728,309
2.750%, 04/30/27	7,200,000	6,939,563
2.750%, 02/15/28	6,000,000	5,763,281
2.750%, 05/31/29	9,500,000	9,054,687
2.750%, 08/15/32	8,700,000	8,187,516
2.875%, 04/30/25 (b)	8,400,000	8,201,156
2.875%, 07/31/25	6,600,000	6,444,797
2.875%, 05/15/28	5,900,000	5,691,656
2.875%, 08/15/28	6,000,000	5,779,219
2.875%, 05/15/32	4,000,000	3,806,875
3.125%, 08/15/25	6,100,000	5,985,625
3.125%, 11/15/28	8,000,000	7,798,750
3.125%, 08/31/29	5,300,000	5,159,633
3.500%, 01/31/28	4,000,000	3,979,062
3.500%, 02/15/33	1,500,000	1,502,578
3.875%, 01/15/26 (b)	5,000,000	5,001,953

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.875%, 11/30/27 (b)	4,000,000	4,042,188
3.875%, 12/31/27	500,000	505,313
3.875%, 09/30/29	4,900,000	4,981,156
4.000%, 12/15/25	6,000,000	6,022,969
4.000%, 10/31/29 (b)	5,000,000	5,121,094
4.125%, 09/30/27	4,000,000	4,075,938
4.125%, 10/31/27 (b)	5,900,000	6,014,312
4.250%, 09/30/24	11,000,000	10,987,539
4.375%, 10/31/24	4,000,000	4,004,531
4.500%, 11/15/25 (b)	4,900,000	4,972,734

		815,961,197

Total U.S. Treasury & Government Agencies (Cost $1,572,131,477)		1,397,280,903

Corporate Bonds & Notes—26.0%

Aerospace/Defense—0.5%
Boeing Co. (The)
5.150%, 05/01/30 (b)	2,300,000	2,314,582
5.930%, 05/01/60	1,100,000	1,099,582
7.250%, 06/15/25	460,000	483,603
Lockheed Martin Corp.
3.550%, 01/15/26 (b)	523,000	517,718
4.090%, 09/15/52 (b)	954,000	865,659
Northrop Grumman Corp. 3.250%, 01/15/28 (b)	1,100,000	1,045,286
Northrop Grumman Systems Corp. 7.750%, 02/15/31 (b)	515,000	612,541
Raytheon Technologies Corp.
3.125%, 05/04/27 (b)	1,000,000	948,610
4.500%, 06/01/42	1,645,000	1,556,515
7.500%, 09/15/29 (b)	200,000	231,694

		9,675,790

Agriculture—0.3%
Altria Group, Inc.
4.000%, 01/31/24 (b)	1,000,000	989,320
5.950%, 02/14/49 (b)	1,200,000	1,136,412
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	1,000,000	977,150
Reynolds American, Inc. 4.450%, 06/12/25	2,800,000	2,750,048

		5,852,930

Airlines—0.1%
Southwest Airlines Co. 5.125%, 06/15/27 (b)	1,900,000	1,896,903

Apparel—0.1%
NIKE, Inc. 2.750%, 03/27/27 (b)	2,000,000	1,901,680

BHFTII-154

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.4%
American Honda Finance Corp.
2.250%, 01/12/29	1,000,000	$883,450
2.300%, 09/09/26 (b)	300,000	279,072
General Motors Financial Co., Inc.
1.250%, 01/08/26 (b)	1,200,000	1,080,516
4.350%, 01/17/27 (b)	3,200,000	3,103,200
Mercedes-Benz Finance North America LLC 8.500%, 01/18/31 (b)	550,000	697,466
Toyota Motor Credit Corp. 3.375%, 04/01/30	2,600,000	2,447,848

		8,491,552

Banks—5.7%
Banco Santander S.A. 4.379%, 04/12/28 (b)	2,200,000	2,083,246
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (a)	3,000,000	2,120,760
2.687%, SOFR + 1.320%, 04/22/32 (a)	2,000,000	1,670,020
4.200%, 08/26/24	3,000,000	2,951,970
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,062,118
5.875%, 02/07/42 (b)	3,000,000	3,219,930
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (a) (b)	2,300,000	2,054,544
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (a) (b)	1,800,000	1,721,484
Barclays plc 4.375%, 01/12/26 (b)	3,500,000	3,389,085
Canadian Imperial Bank of Commerce 2.250%, 01/28/25 (b)	1,000,000	950,920
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,500,000	2,110,000
3.200%, 10/21/26 (b)	1,700,000	1,604,664
4.000%, 08/05/24 (b)	900,000	884,403
4.412%, SOFR + 3.914%, 03/31/31 (a)	2,900,000	2,758,799
4.650%, 07/23/48 (b)	1,300,000	1,204,411
Cooperatieve Rabobank UA 5.750%, 12/01/43 (b)	1,200,000	1,220,604
Credit Suisse Group AG 4.550%, 04/17/26	2,700,000	2,480,841
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	1,720,980
Discover Bank 2.450%, 09/12/24	1,400,000	1,326,682
Fifth Third Bancorp 8.250%, 03/01/38 (b)	1,175,000	1,327,268
Goldman Sachs Group, Inc. (The)
3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,204,768
3.850%, 01/26/27	1,900,000	1,834,412
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	1,900,000	1,813,246
6.125%, 02/15/33 (b)	2,075,000	2,232,181
HSBC Holdings plc
3.973%, 3M LIBOR + 1.610%, 05/22/30 (a) (b)	3,500,000	3,163,090
4.250%, 03/14/24	1,400,000	1,363,768
6.500%, 09/15/37 (b)	1,205,000	1,232,595

Banks—(Continued)
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (a)	2,100,000	1,689,555
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,710,660
2.950%, 10/01/26 (b)	2,000,000	1,890,140
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a) (b)	1,000,000	880,480
3.900%, 07/15/25 (b)	4,700,000	4,627,103
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a) (b)	2,400,000	1,989,312
KeyBank N.A. 3.300%, 06/01/25 (b)	2,800,000	2,615,928
KFW
0.250%, 10/19/23 (b)	3,000,000	2,926,470
0.500%, 09/20/24	1,000,000	945,690
1.750%, 09/14/29 (b)	2,000,000	1,783,700
Landwirtschaftliche Rentenbank 3.875%, 09/28/27	1,000,000	1,004,460
Lloyds Banking Group plc
3.574%, 3M LIBOR + 1.205%, 11/07/28 (a) (b)	1,800,000	1,646,100
4.650%, 03/24/26 (b)	1,700,000	1,618,128
Mitsubishi UFJ Financial Group, Inc.
0.953%, 1Y H15 + 0.550%, 07/19/25 (a) (b)	2,000,000	1,883,320
3.850%, 03/01/26	1,000,000	958,830
Mizuho Financial Group, Inc. 4.018%, 03/05/28 (b)	1,800,000	1,699,650
Morgan Stanley
4.300%, 01/27/45 (b)	1,900,000	1,666,281
4.350%, 09/08/26 (b)	3,800,000	3,707,128
7.250%, 04/01/32 (b)	1,850,000	2,162,539
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	3,912,425
Royal Bank of Canada 1.600%, 01/21/25 (b)	2,100,000	1,977,591
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26 (b)	4,700,000	4,346,137
Toronto-Dominion Bank (The) 3.766%, 06/06/25 (b)	1,000,000	973,900
Truist Financial Corp. 1.267%, SOFR + 0.609%, 03/02/27 (a)	2,000,000	1,758,340
U.S. Bancorp 3.600%, 09/11/24	3,000,000	2,906,820
Wells Fargo & Co.
2.879%, 3M LIBOR + 1.432%, 10/30/30 (a) (b)	2,400,000	2,082,720
3.000%, 10/23/26	2,000,000	1,869,920
5.013%, SOFR + 4.502%, 04/04/51 (a)	1,000,000	940,990
5.606%, 01/15/44	2,200,000	2,145,770
Westpac Banking Corp. 2.668%, 5Y H15 + 1.750%, 11/15/35 (a) (b)	1,700,000	1,326,238

		114,353,114

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48 (b)	1,165,000	1,072,650
5.550%, 01/23/49	1,900,000	2,051,582
Coca-Cola Co. (The) 1.650%, 06/01/30 (b)	2,400,000	2,031,048
Constellation Brands, Inc. 3.150%, 08/01/29 (b)	1,900,000	1,738,006

BHFTII-155

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Diageo Capital plc 2.375%, 10/24/29	1,400,000	$1,233,106
Keurig Dr Pepper, Inc. 4.597%, 05/25/28 (b)	1,200,000	1,197,444
PepsiCo, Inc.
2.750%, 03/19/30 (b)	800,000	730,528
4.450%, 04/14/46 (b)	1,300,000	1,292,005

		11,346,369

Biotechnology—0.4%
Amgen, Inc.
2.000%, 01/15/32 (b)	1,600,000	1,303,360
2.600%, 08/19/26 (b)	1,200,000	1,129,656
4.663%, 06/15/51 (b)	1,000,000	909,860
5.650%, 03/02/53	2,000,000	2,081,480
Biogen, Inc. 4.050%, 09/15/25 (b)	300,000	293,154
Gilead Sciences, Inc. 3.650%, 03/01/26	2,000,000	1,958,580

		7,676,090

Building Materials—0.1%
Carrier Global Corp. 2.493%, 02/15/27 (b)	2,000,000	1,854,860
Trane Technologies Luxembourg Finance S.A. 3.800%, 03/21/29	1,000,000	948,100

		2,802,960

Chemicals—0.3%
Dow Chemical Co. (The)
4.375%, 11/15/42 (b)	1,000,000	866,700
9.400%, 05/15/39	650,000	871,455
DuPont de Nemours, Inc. 5.419%, 11/15/48 (b)	1,000,000	1,000,520
LyondellBasell Industries NV 4.625%, 02/26/55 (b)	1,400,000	1,143,884
Nutrien, Ltd. 4.200%, 04/01/29 (b)	1,000,000	965,280
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	1,800,000	1,721,880
Westlake Corp. 3.125%, 08/15/51	500,000	319,060

		6,888,779

Commercial Services—0.3%
Global Payments, Inc. 2.900%, 05/15/30 (b)	900,000	762,597
Massachusetts Institute of Technology 2.294%, 07/01/51	1,200,000	783,792
PayPal Holdings, Inc. 2.850%, 10/01/29 (b)	2,000,000	1,804,460
S&P Global, Inc. 2.300%, 08/15/60	1,600,000	926,352

Commercial Services—(Continued)
Yale University 2.402%, 04/15/50	2,000,000	1,349,480

		5,626,681

Computers—0.5%
Apple, Inc.
2.550%, 08/20/60 (b)	1,000,000	662,860
2.650%, 02/08/51	1,500,000	1,051,890
3.350%, 08/08/32 (b)	2,300,000	2,171,522
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (b)	1,800,000	1,811,340
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	1,400,000	1,396,346
International Business Machines Corp.
3.300%, 05/15/26 (b)	1,900,000	1,831,904
4.000%, 06/20/42 (b)	1,200,000	1,023,588

		9,949,450

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 1.950%, 03/15/31 (b)	1,100,000	924,605
Procter & Gamble Co. (The) 3.550%, 03/25/40 (b)	900,000	805,374
Unilever Capital Corp. 2.900%, 05/05/27 (b)	1,500,000	1,425,300

		3,155,279

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32	1,000,000	825,880
3.650%, 07/21/27 (b)	1,900,000	1,750,280
Air Lease Corp.
2.875%, 01/15/26 (b)	900,000	839,061
4.250%, 02/01/24	900,000	885,321
American Express Co. 3.300%, 05/03/27 (b)	3,000,000	2,853,780
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	3,748,282
Capital One Financial Corp. 3.800%, 01/31/28 (b)	1,800,000	1,650,474
Charles Schwab Corp. (The) 4.625%, 03/22/30 (b)	900,000	867,312
Intercontinental Exchange, Inc.
3.000%, 06/15/50 (b)	1,000,000	706,170
3.750%, 12/01/25 (b)	1,000,000	973,000
Mastercard, Inc. 3.350%, 03/26/30 (b)	1,700,000	1,618,128
Nasdaq, Inc. 3.950%, 03/07/52	700,000	542,703
Nomura Holdings, Inc. 2.679%, 07/16/30	1,000,000	808,510
Visa, Inc. 1.100%, 02/15/31 (b)	3,100,000	2,475,288

		20,544,189

BHFTII-156

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—2.0%
Appalachian Power Co. 3.700%, 05/01/50 (b)	900,000	$691,443
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	1,300,000	1,202,266
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,294,770
Commonwealth Edison Co. 3.000%, 03/01/50 (b)	900,000	636,759
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (b)	1,000,000	861,020
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	2,070,000	1,741,304
Constellation Energy Generation LLC 5.600%, 03/01/28	1,000,000	1,028,460
Dominion Energy, Inc.
3.900%, 10/01/25 (b)	1,900,000	1,856,490
4.600%, 03/15/49 (b)	800,000	699,832
DTE Electric Co. 3.700%, 03/15/45 (b)	1,000,000	814,220
Duke Energy Carolinas LLC
3.550%, 03/15/52 (b)	1,000,000	781,980
5.300%, 02/15/40 (b)	2,000,000	2,059,240
Duke Energy Corp. 2.650%, 09/01/26 (b)	1,000,000	936,650
Entergy Louisiana LLC 4.000%, 03/15/33 (b)	1,000,000	936,520
Evergy, Inc. 2.900%, 09/15/29 (b)	1,500,000	1,344,720
Exelon Corp.
3.400%, 04/15/26	1,000,000	961,660
5.625%, 06/15/35	500,000	522,160
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	1,870,816
Georgia Power Co. 4.300%, 03/15/42	2,000,000	1,764,480
Louisville Gas and Electric Co. 4.250%, 04/01/49	800,000	690,336
MidAmerican Energy Co.
3.650%, 04/15/29 (b)	1,700,000	1,624,367
4.250%, 07/15/49	1,500,000	1,341,870
National Rural Utilities Cooperative Finance Corp. 2.400%, 03/15/30 (b)	1,800,000	1,559,754
Northern States Power Co. 6.250%, 06/01/36	1,200,000	1,332,768
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49 (b)	900,000	657,738
Pacific Gas and Electric Co. 2.500%, 02/01/31 (b)	3,000,000	2,428,050
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/37 (b)	160,000	158,637
5.212%, 12/01/47 (b)	1,100,000	1,124,981
Public Service Electric and Gas Co. 1.900%, 08/15/31 (b)	1,600,000	1,302,480
Sempra Energy 3.400%, 02/01/28	1,100,000	1,035,430

Electric—(Continued)
Southern California Edison Co.
3.650%, 03/01/28 (b)	900,000	851,715
4.000%, 04/01/47	1,000,000	823,330
Southwestern Electric Power Co. 4.100%, 09/15/28 (b)	1,800,000	1,740,474
Union Electric Co. 3.500%, 03/15/29	1,800,000	1,701,036

		40,377,756

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.200%, 12/21/31 (b)	500,000	422,470

Electronics—0.1%
Honeywell International, Inc. 2.500%, 11/01/26 (b)	1,800,000	1,709,118

Environmental Control—0.1%
Waste Connections, Inc. 2.200%, 01/15/32 (b)	500,000	410,150
Waste Management, Inc. 3.150%, 11/15/27 (b)	1,800,000	1,716,732

		2,126,882

Food—0.4%
Conagra Brands, Inc. 4.850%, 11/01/28 (b)	1,300,000	1,296,308
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,484,565
Kraft Heinz Foods Co. 5.000%, 07/15/35 (b)	1,600,000	1,602,016
Kroger Co. (The) 2.200%, 05/01/30 (b)	1,000,000	838,930
Sysco Corp. 6.600%, 04/01/50 (b)	900,000	1,025,388
Tyson Foods, Inc. 3.550%, 06/02/27 (b)	1,200,000	1,145,712

		7,392,919

Forest Products & Paper—0.0%
International Paper Co. 4.400%, 08/15/47 (b)	800,000	694,984

Gas—0.1%
Atmos Energy Corp. 1.500%, 01/15/31 (b)	1,100,000	881,507
NiSource, Inc. 4.800%, 02/15/44 (b)	1,500,000	1,387,260

		2,268,767

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (a) (b)	2,500,000	1,973,950

BHFTII-157

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.3%
Abbott Laboratories 4.750%, 11/30/36 (b)	1,300,000	$1,349,491
Boston Scientific Corp. 1.900%, 06/01/25 (b)	1,900,000	1,796,241
DH Europe Finance II S.a.r.l. 3.250%, 11/15/39 (b)	900,000	753,822
Medtronic, Inc. 4.625%, 03/15/45 (b)	933,000	914,023
Stryker Corp. 1.150%, 06/15/25 (b)	1,000,000	923,620

		5,737,197

Healthcare-Services—0.6%
CommonSpirit Health 3.910%, 10/01/50	1,500,000	1,158,735
Elevance Health, Inc. 5.850%, 01/15/36	1,800,000	1,919,502
HCA, Inc. 4.125%, 06/15/29	1,800,000	1,690,380
Humana, Inc. 4.875%, 04/01/30	800,000	804,848
Kaiser Foundation Hospitals 3.002%, 06/01/51 (b)	1,000,000	706,640
Laboratory Corp. of America Holdings 3.600%, 02/01/25 (b)	500,000	486,840
UnitedHealth Group, Inc.
3.500%, 08/15/39	900,000	767,511
3.750%, 07/15/25	2,600,000	2,571,166
4.250%, 06/15/48 (b)	1,000,000	899,750
4.950%, 05/15/62	1,300,000	1,265,303

		12,270,675

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27 (b)	1,300,000	1,285,531

Household Products/Wares—0.1%
Kimberly-Clark Corp. 3.100%, 03/26/30	1,100,000	1,020,173

Insurance—0.7%
Allstate Corp. (The) 1.450%, 12/15/30	1,100,000	856,405
American International Group, Inc. 3.400%, 06/30/30 (b)	800,000	717,032
AXA S.A. 8.600%, 12/15/30 (b)	1,165,000	1,399,468
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48 (b)	1,700,000	1,544,943
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	1,500,000	1,459,800
Chubb Corp. (The) 6.000%, 05/11/37	865,000	953,844
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	810,685

Insurance—(Continued)
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	2,000,000	1,956,940
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	955,710
Prudential Financial, Inc.
2.100%, 03/10/30 (b)	2,000,000	1,698,300
5.700%, 12/14/36 (b)	1,525,000	1,618,452
Travelers Cos., Inc. (The) 3.050%, 06/08/51 (b)	800,000	570,648

		14,542,227

Internet—0.4%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47 (b)	1,400,000	1,110,760
Alphabet, Inc. 2.050%, 08/15/50	1,100,000	698,687
Amazon.com, Inc.
3.100%, 05/12/51 (b)	1,000,000	758,090
3.150%, 08/22/27	1,000,000	959,860
3.800%, 12/05/24 (b)	1,800,000	1,785,564
3.875%, 08/22/37 (b)	1,900,000	1,770,021
eBay, Inc. 3.600%, 06/05/27 (b)	1,500,000	1,435,125

		8,518,107

Investment Companies—0.1%
Ares Capital Corp. 4.250%, 03/01/25	900,000	851,121
Owl Rock Capital Corp. 3.400%, 07/15/26 (b)	400,000	354,020

		1,205,141

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	528,000	551,079

Lodging—0.0%
Marriott International, Inc. 2.850%, 04/15/31 (b)	1,100,000	937,332

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,332,600

Machinery-Diversified—0.1%
John Deere Capital Corp.
2.000%, 06/17/31	1,000,000	835,380
4.050%, 09/08/25	2,000,000	1,988,620

		2,824,000

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.850%, 04/01/61	3,300,000	2,047,617
6.484%, 10/23/45	900,000	848,340

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
3.150%, 03/01/26 (b)	2,000,000	$1,939,980
3.969%, 11/01/47 (b)	900,000	759,393
4.650%, 07/15/42 (b)	1,670,000	1,588,053
5.650%, 06/15/35	1,500,000	1,610,385
Discovery Communications LLC
3.950%, 03/20/28 (b)	1,100,000	1,030,777
4.000%, 09/15/55	1,481,000	982,925
Fox Corp. 5.576%, 01/25/49 (b)	1,000,000	956,460
Paramount Global 4.375%, 03/15/43	1,500,000	1,065,480
Time Warner Cable LLC 6.550%, 05/01/37	100,000	98,311
TWDC Enterprises 18 Corp. 2.950%, 06/15/27	2,000,000	1,899,920
Walt Disney Co. (The)
3.500%, 05/13/40	900,000	763,407
3.600%, 01/13/51 (b)	1,000,000	810,900
6.550%, 03/15/33 (b)	950,000	1,097,516

		17,499,464

Mining—0.2%
Newmont Corp. 6.250%, 10/01/39	1,800,000	1,965,780
Rio Tinto Alcan, Inc. 6.125%, 12/15/33 (b)	1,751,000	1,939,985

		3,905,765

Miscellaneous Manufacturing—0.2%
3M Co.
3.625%, 10/15/47 (b)	1,000,000	788,160
4.000%, 09/14/48 (b)	900,000	765,072
GE Capital International Funding Co., 4.418%, 11/15/35 (b)	1,459,000	1,412,254
General Electric Co. 7.500%, 08/21/35	100,000	116,565
Parker-Hannifin Corp. 3.250%, 06/14/29 (b)	900,000	829,206

		3,911,257

Multi-National—1.3%
Asian Development Bank
1.500%, 03/04/31 (b)	2,000,000	1,707,420
1.750%, 09/19/29	900,000	798,849
2.625%, 01/30/24	3,700,000	3,634,288
Asian Infrastructure Investment Bank (The) 0.500%, 05/28/25 (b)	1,000,000	924,620
European Bank for Reconstruction & Development 0.500%, 05/19/25 (b)	1,300,000	1,205,178
European Investment Bank
0.375%, 03/26/26 (b)	2,000,000	1,806,320
1.875%, 02/10/25 (b)	1,000,000	959,720
2.500%, 10/15/24	800,000	779,416
4.875%, 02/15/36 (b)	1,100,000	1,219,009

Multi-National—(Continued)
Inter-American Development Bank
2.125%, 01/15/25	2,000,000	1,929,460
2.250%, 06/18/29	1,400,000	1,286,292
2.375%, 07/07/27	1,500,000	1,418,145
7.000%, 06/15/25	200,000	211,642
International Bank for Reconstruction & Development
0.500%, 10/28/25	2,000,000	1,832,800
1.625%, 11/03/31	2,600,000	2,217,566
2.125%, 03/03/25	2,000,000	1,927,200
2.500%, 07/29/25	2,000,000	1,934,260

		25,792,185

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 4.250%, 04/01/28 (b)	1,100,000	1,027,785

Oil & Gas—0.9%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,000,000	872,690
3.000%, 02/24/50	1,000,000	708,640
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (b)	1,800,000	1,881,324
Chevron Corp. 2.954%, 05/16/26 (b)	1,500,000	1,444,770
ConocoPhillips Co. 6.950%, 04/15/29	700,000	789,376
Equinor ASA 3.250%, 11/10/24 (b)	2,100,000	2,063,460
Exxon Mobil Corp.
3.176%, 03/15/24 (b)	900,000	886,086
4.114%, 03/01/46 (b)	1,600,000	1,441,136
Marathon Oil Corp. 6.600%, 10/01/37 (b)	1,000,000	1,020,730
Marathon Petroleum Corp. 4.700%, 05/01/25	600,000	598,878
Phillips 66 4.875%, 11/15/44	1,000,000	935,210
Shell International Finance B.V.
2.375%, 11/07/29	3,000,000	2,662,260
3.250%, 04/06/50 (b)	900,000	686,682
TotalEnergies Capital International S.A. 3.127%, 05/29/50 (b)	900,000	667,287
Valero Energy Corp. 3.400%, 09/15/26 (b)	1,000,000	961,140

		17,619,669

Oil & Gas Services—0.1%
Halliburton Co. 5.000%, 11/15/45 (b)	1,200,000	1,092,780

Pharmaceuticals—1.4%
AbbVie, Inc.
3.800%, 03/15/25	400,000	393,548
4.050%, 11/21/39	1,300,000	1,160,211
4.400%, 11/06/42	2,200,000	2,004,464

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
AstraZeneca plc 4.000%, 09/18/42 (b)	1,200,000	$1,091,532
Becton Dickinson & Co. 4.669%, 06/06/47 (b)	2,000,000	1,865,160
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	949,450
4.625%, 05/15/44	2,000,000	1,943,200
Cardinal Health, Inc. 3.410%, 06/15/27 (b)	1,800,000	1,705,986
Cigna Group (The)
2.375%, 03/15/31 (b)	1,500,000	1,267,470
4.500%, 02/25/26 (b)	1,200,000	1,194,300
6.125%, 11/15/41	313,000	343,411
CVS Health Corp.
4.300%, 03/25/28 (b)	544,000	534,312
4.780%, 03/25/38	1,500,000	1,429,200
5.050%, 03/25/48 (b)	1,500,000	1,403,595
5.125%, 07/20/45	900,000	852,975
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28 (b)	1,000,000	981,650
Johnson & Johnson
3.700%, 03/01/46 (b)	1,000,000	895,680
5.950%, 08/15/37 (b)	910,000	1,056,710
Merck & Co., Inc. 6.550%, 09/15/37	1,000,000	1,194,190
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	325,959
Novartis Capital Corp. 2.200%, 08/14/30 (b)	1,900,000	1,666,889
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	2,000,000	1,903,160
Wyeth LLC 5.950%, 04/01/37	1,800,000	2,018,412

		28,181,464

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32 (b)	220,000	256,476
Enbridge Energy Partners L.P. 5.875%, 10/15/25	2,000,000	2,042,900
Energy Transfer L.P. 5.150%, 03/15/45 (b)	2,600,000	2,255,032
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	781,550
3.950%, 02/15/27 (b)	2,300,000	2,248,411
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37 (b)	2,000,000	2,112,860
MPLX L.P. 5.200%, 03/01/47	1,000,000	896,580
ONEOK, Inc. 3.100%, 03/15/30 (b)	1,100,000	963,182
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,600,000	1,632,544
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	1,898,640

Pipelines—(Continued)
Western Midstream Operating L.P. 4.300%, 02/01/30	1,100,000	1,001,325
Williams Cos., Inc. (The) 3.750%, 06/15/27	1,500,000	1,440,165

		17,529,665

Real Estate Investment Trusts—0.8%
Alexandria Real Estate Equities, Inc. 3.550%, 03/15/52	1,100,000	768,537
AvalonBay Communities, Inc. 2.300%, 03/01/30 (b)	1,000,000	849,160
Boston Properties L.P. 3.200%, 01/15/25 (b)	1,400,000	1,299,508
Brixmor Operating Partnership L.P. 4.050%, 07/01/30 (b)	900,000	806,148
Crown Castle, Inc. 3.800%, 02/15/28 (b)	1,500,000	1,424,940
Digital Realty Trust L.P. 3.700%, 08/15/27 (b)	1,500,000	1,385,505
Equinix, Inc. 3.200%, 11/18/29 (b)	700,000	625,079
ERP Operating L.P. 3.000%, 07/01/29 (b)	1,000,000	890,060
Essex Portfolio L.P. 3.000%, 01/15/30 (b)	1,000,000	878,170
Healthpeak Properties, Inc. 3.500%, 07/15/29 (b)	900,000	822,204
National Retail Properties, Inc. 2.500%, 04/15/30	1,000,000	833,740
Prologis L.P. 3.375%, 12/15/27 (b)	500,000	476,005
Public Storage 3.094%, 09/15/27	500,000	470,900
Simon Property Group L.P. 3.300%, 01/15/26 (b)	2,800,000	2,680,552
Sun Communities Operating LP 5.700%, 01/15/33	700,000	699,874
Welltower OP LLC 4.000%, 06/01/25 (b)	1,500,000	1,454,145

		16,364,527

Retail—0.6%
Home Depot, Inc. (The)
3.000%, 04/01/26 (b)	1,800,000	1,746,090
4.250%, 04/01/46 (b)	2,000,000	1,816,660
Lowe’s Cos., Inc.
4.050%, 05/03/47	1,500,000	1,213,410
4.250%, 04/01/52 (b)	1,100,000	904,376
McDonald’s Corp. 4.875%, 12/09/45 (b)	1,500,000	1,453,725
Starbucks Corp. 3.550%, 08/15/29 (b)	1,000,000	954,760
Target Corp. 2.650%, 09/15/30	1,400,000	1,240,974

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Walmart, Inc.
3.900%, 09/09/25 (b)	1,000,000	$997,630
4.050%, 06/29/48	900,000	837,090
5.250%, 09/01/35 (b)	935,000	1,023,975

		12,188,690

Semiconductors—0.3%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,600,000	1,233,040
4.300%, 11/15/32 (b)	1,700,000	1,562,300
Intel Corp.
4.750%, 03/25/50 (b)	1,800,000	1,647,468
4.900%, 08/05/52 (b)	1,000,000	931,210
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	2,333,000	1,885,251

		7,259,269

Software—0.9%
Fidelity National Information Services, Inc. 1.150%, 03/01/26 (b)	1,000,000	893,050
Fiserv, Inc. 2.750%, 07/01/24	2,000,000	1,941,080
Microsoft Corp.
3.125%, 11/03/25	5,100,000	4,974,744
4.250%, 02/06/47 (b)	2,000,000	1,961,020
Oracle Corp.
2.875%, 03/25/31	3,000,000	2,567,220
2.950%, 11/15/24 (b)	2,300,000	2,234,749
2.950%, 04/01/30 (b)	1,200,000	1,059,420
3.850%, 04/01/60	2,100,000	1,465,128
Salesforce, Inc. 2.900%, 07/15/51 (b)	1,000,000	709,960

		17,806,371

Telecommunications—1.2%
America Movil S.A.B. de C.V. 2.875%, 05/07/30	1,000,000	882,640
AT&T, Inc.
3.500%, 09/15/53	1,221,000	886,653
3.650%, 09/15/59 (b)	2,686,000	1,919,174
4.100%, 02/15/28 (b)	1,687,000	1,647,389
5.150%, 11/15/46 (b)	1,308,000	1,261,501
7.125%, 12/15/31	100,000	111,981
Cisco Systems, Inc. 5.500%, 01/15/40	1,000,000	1,092,400
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,222,010
Orange S.A. 5.500%, 02/06/44 (b)	500,000	526,730
Rogers Communications, Inc. 2.900%, 11/15/26 (b)	1,100,000	1,029,578
T-Mobile USA, Inc.
2.550%, 02/15/31	2,200,000	1,863,664
3.300%, 02/15/51	1,500,000	1,066,590
4.750%, 02/01/28 (b)	1,000,000	988,820

Telecommunications—(Continued)
Telefonica Emisiones S.A. 4.103%, 03/08/27 (b)	900,000	870,120
Verizon Communications, Inc.
2.875%, 11/20/50	1,900,000	1,268,041
3.376%, 02/15/25 (b)	2,078,000	2,037,520
3.550%, 03/22/51 (b)	1,000,000	764,840
4.812%, 03/15/39 (b)	1,927,000	1,843,908
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,324,027

		23,607,586

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	1,900,000	1,690,981
Canadian National Railway Co. 4.450%, 01/20/49 (b)	400,000	373,832
Canadian Pacific Railway Co. 2.450%, 12/02/31 (b)	1,100,000	952,259
CSX Corp. 6.150%, 05/01/37	1,600,000	1,761,136
FedEx Corp. 4.550%, 04/01/46	1,000,000	879,760
Norfolk Southern Corp.
2.550%, 11/01/29 (b)	1,000,000	880,560
5.590%, 05/17/25	28,000	28,313
Union Pacific Corp.
2.891%, 04/06/36	1,200,000	987,996
3.250%, 02/05/50 (b)	1,300,000	988,832
United Parcel Service, Inc. 4.450%, 04/01/30 (b)	1,600,000	1,617,856

		10,161,525

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28	900,000	861,705

Total Corporate Bonds & Notes (Cost $594,271,439)		522,162,381

Foreign Government—1.6%

Provincial—0.3%
Province of Alberta Canada 1.000%, 05/20/25	1,500,000	1,402,470
Province of British Columbia Canada 1.300%, 01/29/31 (b)	1,000,000	831,950
Province of Ontario Canada 3.050%, 01/29/24	1,000,000	985,660
Province of Quebec Canada
2.500%, 04/20/26	2,000,000	1,914,640
7.500%, 07/15/23	350,000	352,226

		5,486,946

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—1.3%
Canada Government International Bond 1.625%, 01/22/25	1,000,000	$957,100
Chile Government International Bonds
3.100%, 01/22/61	1,200,000	786,804
3.500%, 01/25/50 (b)	1,000,000	751,420
Export-Import Bank of Korea 2.875%, 01/21/25	1,400,000	1,358,882
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	812,284
3.850%, 10/15/30 (b)	700,000	669,256
Israel Government International Bond 4.125%, 01/17/48	1,000,000	877,930
Italy Government International Bond 2.875%, 10/17/29 (b)	2,000,000	1,741,820
Japan Bank for International Cooperation 2.500%, 05/23/24 (b)	3,900,000	3,805,464
Mexico Government International Bonds
4.600%, 01/23/46	1,100,000	905,036
4.750%, 03/08/44	900,000	765,522
5.750%, 10/12/10 (b)	1,000,000	896,900
6.750%, 09/27/34 (b)	1,050,000	1,157,625
Panama Government International Bonds
3.875%, 03/17/28 (b)	900,000	864,063
4.500%, 05/15/47	1,400,000	1,099,322
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	1,829,103
Philippine Government International Bonds
3.950%, 01/20/40	1,100,000	954,217
5.000%, 01/13/37 (b)	1,740,000	1,755,277
Poland Government International Bond 3.250%, 04/06/26 (b)	1,000,000	973,590
Svensk Exportkredit AB 0.625%, 05/14/25	1,000,000	926,720
Uruguay Government International Bond 4.375%, 10/27/27	1,900,000	1,908,360

		25,796,695

Total Foreign Government (Cost $34,222,798)		31,283,641

Mortgage-Backed Securities—1.0%

Commercial Mortgage-Backed Securities—1.0%
BANK
2.556%, 05/15/64	2,000,000	1,665,040
2.758%, 09/15/62	382,915	332,125
4.407%, 11/15/61 (a)	881,000	846,946
Benchmark Mortgage Trust 3.049%, 12/15/62	1,430,000	1,251,995
CD Mortgage Trust 3.631%, 02/10/50	950,000	888,136
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	1,726,123	1,620,656
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,468,809

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Trust 3.382%, 05/10/50	1,835,000	1,753,829
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	1,400,000	1,333,752
3.801%, 08/15/48	1,331,711	1,280,796
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	2,350,000	2,225,975
3.635%, 10/15/48	1,547,000	1,475,243
3.732%, 05/15/48	1,750,000	1,680,227
UBS Commercial Mortgage Trust 3.035%, 12/15/52	2,250,000	1,961,687

Total Mortgage-Backed Securities (Cost $8,534,748)		19,785,216

Municipals—0.6%
Chicago O’Hare International Airport 4.572%, 01/01/54	395,000	370,273
Grand Parkway Transportation Corp. 3.236%, 10/01/52	1,000,000	748,657
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	763,975
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,925,000	2,109,797
New Jersey Turnpike Authority 7.414%, 01/01/40	1,700,000	2,156,117
New York City Water & Sewer System 5.440%, 06/15/43	300,000	324,900
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,401,174
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	695,482
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	1,200,000	1,489,005
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,227,005

Total Municipals (Cost $10,305,668)		11,286,385

Asset-Backed Securities—0.3%

Asset-Backed - Automobile—0.1%
CarMax Auto Owner Trust
0.740%, 01/15/27	1,085,000	991,626
2.030%, 06/16/25	903,000	878,297
GM Financial Consumer Automobile Receivables Trust 2.210%, 11/18/24	587,287	586,685
Honda Auto Receivables Owner Trust 1.090%, 10/15/26	1,500,000	1,464,164

		3,920,772

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—0.1%
Capital One Multi-Asset Execution Trust 2.060%, 08/15/28	1,865,000	$1,739,028

Asset-Backed - Other—0.1%
CNH Equipment Trust 1.160%, 06/16/25	54,457	53,562
John Deere Owner Trust 0.510%, 11/15/24	34,242	33,875
Verizon Master Trust 0.990%, 04/20/28	1,000,000	940,744

		1,028,181

Total Asset-Backed Securities (Cost $7,099,513)		6,687,981

Short-Term Investments—0.4%

U.S. Treasury—0.4%
U.S. Treasury Bills
3.385%, 04/04/23 (c)	2,400,000	2,399,694
3.749%, 04/18/23 (c)	5,125,000	5,115,273

Total Short-Term Investments (Cost $7,514,652)		7,514,967

Securities Lending Reinvestments (d)—16.2%

Certificates of Deposit—3.6%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (a)	3,000,000	2,996,991
Bank of Montreal
5.230%, SOFR + 0.410%, 04/04/23 (a)	5,000,000	5,000,085
5.610%, SOFR + 0.790%, 11/08/23 (a)	1,000,000	1,001,845
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (a)	2,000,000	2,002,790
BNP Paribas S.A.
5.020%, SOFR + 0.200%, 09/18/23 (a)	1,000,000	998,802
5.070%, SOFR + 0.250%, 09/08/23 (a)	4,000,000	4,000,000
5.270%, SOFR + 0.450%, 10/10/23 (a)	5,000,000	5,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (a)	7,000,000	6,986,448
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 05/03/23	4,000,000	3,982,080
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (a)	2,000,000	1,998,650
5.050%, SOFR + 0.220%, 08/14/23 (a)	5,000,000	4,996,930
5.230%, SOFR + 0.400%, 04/13/23 (a)	3,000,000	3,000,135
Rabobank (London) 5.360%, SOFR + 0.530%, 05/16/23 (a)	6,000,000	6,000,000
State Street Bank and Trust Co. 5.510%, SOFR + 0.680%, 07/14/23 (a)	2,000,000	2,002,132
Sumitomo Mitsui Trust Bank, Ltd. 5.070%, 06/08/23	5,000,000	5,001,500

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (a)	2,000,000	1,999,280
5.120%, SOFR + 0.290%, 07/18/23 (a)	2,000,000	1,999,996
5.170%, SOFR + 0.340%, 10/31/23 (a)	5,000,000	4,996,490
5.430%, SOFR + 0.600%, 04/12/23 (a)	3,000,000	3,000,372
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (a)	5,000,000	4,996,105

		71,960,631

Commercial Paper—1.0%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (a)	8,000,000	8,010,232
LA Banque Postale S.A. 5.020%, SOFR + 0.190%, 09/13/23 (a)	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB
5.100%, SOFR + 0.270%, 08/25/23 (a)	1,000,000	999,555
5.510%, SOFR + 0.680%, 05/03/23 (a)	2,000,000	2,000,820
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (a)	7,000,000	7,000,000

		20,010,607

Master Demand Notes—0.1%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (a)	3,000,000	3,000,308

Repurchase Agreements—8.0%
Barclays Bank plc Repurchase Agreement dated 03/31/23 at 5.170%, due on 07/05/23 with a maturity value of $10,137,867; collateralized by various Common Stock with an aggregate market value of $11,124,399.	10,000,000	10,000,000
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $2,000,805; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,047,167.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $6,165,575; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $12,501,479; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $12,746,410.	12,496,481	12,496,481

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $12,845,157; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $13,154,319.	12,840,000	$12,840,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $18,815,103; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $19,260,216.	18,800,000	18,800,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $33,623,100; collateralized by various Common Stock with an aggregate market value of $37,348,734.	33,600,000	33,600,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $200,083; collateralized by various Common Stock with an aggregate market value of $222,376.	200,000	200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $8,039,200; collateralized by various Common Stock with an aggregate market value of $8,890,133.	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $800,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $816,869.	800,000	800,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $30,012,275; collateralized by various Common Stock with an aggregate market value of $33,399,949.	30,000,000	30,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $15,006,150; collateralized by various Common Stock with an aggregate market value of $16,703,916.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $8,311,343; collateralized by various Common Stock with an aggregate market value of $9,242,833.	8,300,000	8,300,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $2,210,902; collateralized by various Common Stock with an aggregate market value of $2,481,382.	2,210,000	2,210,000

		160,246,481

Time Deposits—0.8%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (a)	5,000,000	5,000,000

		17,000,000

Mutual Funds—2.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (e)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (e)	10,000,000	10,000,000

		55,000,000

Total Securities Lending Reinvestments (Cost $327,230,343)		327,218,027

Total Investments—115.7% (Cost $2,561,310,638)		2,323,219,501
Other assets and liabilities (net)—(15.7)%		(315,883,130)

Net Assets—100.0%		$2,007,336,371

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $351,193,100 and the collateral received consisted of cash in the amount of $327,198,605 and non-cash collateral with a value of $33,945,859. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $1,233,040, which is 0.1% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(DAC)—	Designated Activity Company

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,397,280,903	$—	$1,397,280,903
Total Corporate Bonds & Notes*	—	522,162,381	—	522,162,381
Total Foreign Government*	—	31,283,641	—	31,283,641
Total Mortgage-Backed Securities*	—	19,785,216	—	19,785,216
Total Municipals*	—	11,286,385	—	11,286,385
Total Asset-Backed Securities*	—	6,687,981	—	6,687,981
Total Short-Term Investments*	—	7,514,967	—	7,514,967
Securities Lending Reinvestments
Certificates of Deposit	—	71,960,631	—	71,960,631
Commercial Paper	—	20,010,607	—	20,010,607
Master Demand Notes	—	3,000,308	—	3,000,308
Repurchase Agreements	—	160,246,481	—	160,246,481
Time Deposits	—	17,000,000	—	17,000,000
Mutual Funds	55,000,000	—	—	55,000,000
Total Securities Lending Reinvestments	55,000,000	272,218,027	—	327,218,027
Total Investments	$55,000,000	$2,268,219,501	$—	$2,323,219,501

Collateral for Securities Loaned (Liability)	$—	$(327,198,605)	$—	$(327,198,605)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-166

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Axon Enterprise, Inc. (a)	29,609	$6,657,584
Curtiss-Wright Corp.	16,777	2,957,114
Hexcel Corp. (b)	36,912	2,519,244
Mercury Systems, Inc. (a)	25,448	1,300,902
Woodward, Inc. (b)	26,158	2,547,004

		15,981,848

Air Freight & Logistics—0.3%
GXO Logistics, Inc. (a)	51,957	2,621,750

Automobile Components—1.8%
Adient plc (a)	41,773	1,711,022
Autoliv, Inc.	33,971	3,171,532
Dana, Inc.	55,875	840,919
Fox Factory Holding Corp. (a) (b)	18,511	2,246,680
Gentex Corp.	102,734	2,879,634
Goodyear Tire & Rubber Co. (The) (a) (b)	123,878	1,365,136
Lear Corp.	25,896	3,612,233
Visteon Corp. (a)	12,325	1,932,930

		17,760,086

Automobiles—0.4%
Harley-Davidson, Inc.	58,259	2,212,094
Thor Industries, Inc. (b)	23,438	1,866,602

		4,078,696

Banks—5.8%
Associated Banc-Corp.	65,849	1,183,965
Bank of Hawaii Corp.	17,446	908,588
Bank OZK (b)	48,238	1,649,740
Cadence Bank	79,898	1,658,682
Cathay General Bancorp	31,857	1,099,704
Columbia Banking System, Inc.	91,078	1,950,891
Commerce Bancshares, Inc.	49,816	2,906,764
Cullen/Frost Bankers, Inc.	28,186	2,969,113
East West Bancorp, Inc.	61,727	3,425,849
First Financial Bankshares, Inc. (b)	56,847	1,813,419
First Horizon National Corp.	235,007	4,178,424
FNB Corp.	157,867	1,831,257
Fulton Financial Corp.	73,399	1,014,374
Glacier Bancorp, Inc.	48,515	2,038,115
Hancock Whitney Corp.	37,529	1,366,056
Home BancShares, Inc. (b)	82,857	1,798,825
International Bancshares Corp.	23,122	990,084
New York Community Bancorp, Inc.	298,338	2,696,976
Old National Bancorp (b)	128,276	1,849,740
PacWest Bancorp	51,555	501,630
Pinnacle Financial Partners, Inc.	33,503	1,848,026
Prosperity Bancshares, Inc.	39,991	2,460,246
SouthState Corp.	33,151	2,362,340
Synovus Financial Corp.	63,715	1,964,333
Texas Capital Bancshares, Inc. (a)	21,121	1,034,084
UMB Financial Corp.	19,045	1,099,277
United Bankshares, Inc. (b)	58,802	2,069,830
Valley National Bancorp	184,065	1,700,761

Banks—(Continued)
Webster Financial Corp.	76,206	3,004,041
Wintrust Financial Corp.	26,612	1,941,345

		57,316,479

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a)	4,129	1,357,202
Celsius Holdings, Inc. (a) (b)	17,693	1,644,388
Coca-Cola Consolidated, Inc.	2,016	1,078,721

		4,080,311

Biotechnology—1.5%
Arrowhead Pharmaceuticals, Inc. (a)	47,434	1,204,824
Exelixis, Inc. (a)	141,933	2,754,919
Halozyme Therapeutics, Inc. (a)	59,216	2,261,459
Neurocrine Biosciences, Inc. (a)	42,301	4,281,707
United Therapeutics Corp. (a)	19,961	4,470,466

		14,973,375

Broadline Retail—0.6%
Kohl’s Corp. (b)	48,386	1,139,007
Macy’s, Inc.	118,733	2,076,640
Nordstrom, Inc. (b)	49,075	798,450
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	25,349	1,468,721

		5,482,818

Building Products—3.1%
Advanced Drainage Systems, Inc.	27,393	2,306,765
Builders FirstSource, Inc. (a) (b)	64,455	5,722,315
Carlisle Cos., Inc.	22,649	5,120,259
Fortune Brands Innovations, Inc.	56,164	3,298,512
Lennox International, Inc.	14,136	3,552,094
Owens Corning	40,929	3,920,998
Simpson Manufacturing Co., Inc.	18,656	2,045,444
Trex Co., Inc. (a)	48,059	2,339,031
UFP Industries, Inc.	26,994	2,145,213

		30,450,631

Capital Markets—1.9%
Affiliated Managers Group, Inc.	16,497	2,349,503
Evercore, Inc. - Class A	15,648	1,805,466
Federated Hermes, Inc.	37,022	1,486,063
Interactive Brokers Group, Inc. - Class A	45,053	3,719,576
Janus Henderson Group plc	58,039	1,546,159
Jefferies Financial Group, Inc.	79,237	2,514,982
SEI Investments Co.	44,654	2,569,838
Stifel Financial Corp. (b)	46,137	2,726,235

		18,717,822

Chemicals—2.8%
Ashland, Inc.	21,867	2,245,960
Avient Corp.	37,439	1,540,989
Axalta Coating Systems, Ltd. (a)	96,611	2,926,347
Cabot Corp. (b)	24,667	1,890,479
Chemours Co. (The)	64,963	1,944,992

BHFTII-167

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Ingevity Corp. (a)	15,385	$1,100,335
NewMarket Corp.	2,932	1,070,121
Olin Corp.	53,884	2,990,562
RPM International, Inc.	56,535	4,932,114
Scotts Miracle-Gro Co. (The)	17,889	1,247,579
Sensient Technologies Corp.	18,410	1,409,470
Valvoline, Inc.	75,299	2,630,947
Westlake Corp. (b)	15,081	1,749,094

		27,678,989

Commercial Services & Supplies—1.2%
Brink’s Co. (The)	20,342	1,358,846
Clean Harbors, Inc. (a)	22,024	3,139,741
MSA Safety, Inc.	16,137	2,154,290
Stericycle, Inc. (a) (b)	40,371	1,760,579
Tetra Tech, Inc.	23,310	3,424,472

		11,837,928

Communications Equipment—0.7%
Calix, Inc. (a)	24,934	1,336,213
Ciena Corp. (a)	64,998	3,413,695
Lumentum Holdings, Inc. (a)	29,999	1,620,246

		6,370,154

Construction & Engineering—1.9%
AECOM	60,853	5,131,125
EMCOR Group, Inc.	20,871	3,393,416
Fluor Corp. (a) (b)	62,227	1,923,437
MasTec, Inc. (a)	25,949	2,450,623
MDU Resources Group, Inc.	89,057	2,714,457
Valmont Industries, Inc.	9,343	2,983,033

		18,596,091

Construction Materials—0.2%
Eagle Materials, Inc.	15,789	2,317,036

Consumer Finance—0.4%
FirstCash Holdings, Inc.	16,422	1,566,166
Navient Corp. (b)	44,408	710,084
SLM Corp.	105,414	1,306,079

		3,582,329

Consumer Staples Distribution & Retail—1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	58,875	4,478,621
Casey’s General Stores, Inc.	16,318	3,532,194
Grocery Outlet Holding Corp. (a) (b)	38,768	1,095,584
Performance Food Group Co. (a)	68,381	4,126,110
Sprouts Farmers Market, Inc. (a) (b)	46,357	1,623,886
U.S. Foods Holding Corp. (a)	89,626	3,310,784

		18,167,179

Containers & Packaging—0.9%
AptarGroup, Inc.	28,591	3,379,170
Greif, Inc. - Class A	11,214	710,631

Containers & Packaging—(Continued)
Silgan Holdings, Inc.	36,638	1,966,362
Sonoco Products Co.	42,705	2,605,005

		8,661,168

Diversified Consumer Services—1.0%
Graham Holdings Co. - Class B	1,681	1,001,607
Grand Canyon Education, Inc. (a)	13,432	1,529,905
H&R Block, Inc. (b)	66,689	2,350,787
Service Corp. International	67,359	4,632,952

		9,515,251

Diversified Telecommunication Services—0.6%
Frontier Communications Parent, Inc. (a) (b)	97,642	2,223,309
Iridium Communications, Inc.	55,025	3,407,698

		5,631,007

Electric Utilities—1.3%
ALLETE, Inc.	25,034	1,611,439
Hawaiian Electric Industries, Inc. (b)	47,942	1,840,973
IDACORP, Inc. (b)	22,144	2,398,860
OGE Energy Corp.	87,678	3,301,953
PNM Resources, Inc.	37,591	1,829,930
Portland General Electric Co. (b)	39,097	1,911,452

		12,894,607

Electrical Equipment—2.0%
Acuity Brands, Inc. (b)	14,037	2,564,981
EnerSys	17,891	1,554,370
Hubbell, Inc.	23,475	5,711,702
nVent Electric plc	72,956	3,132,731
Regal Rexnord Corp.	28,971	4,077,089
SunPower Corp. (a) (b)	37,378	517,312
Sunrun, Inc. (a) (b)	93,328	1,880,559
Vicor Corp. (a)	9,762	458,228

		19,896,972

Electronic Equipment, Instruments & Components—3.3%
Arrow Electronics, Inc. (a)	25,525	3,187,307
Avnet, Inc.	40,019	1,808,859
Belden, Inc.	18,747	1,626,677
Cognex Corp.	75,734	3,752,620
Coherent Corp. (a) (b)	60,858	2,317,473
IPG Photonics Corp. (a)	14,081	1,736,328
Jabil, Inc.	58,368	5,145,723
Littelfuse, Inc.	10,842	2,906,632
National Instruments Corp.	57,182	2,996,908
Novanta, Inc. (a)	15,631	2,486,736
TD SYNNEX Corp.	18,377	1,778,710
Vishay Intertechnology, Inc.	56,744	1,283,549
Vontier Corp.	69,192	1,891,709

		32,919,231

BHFTII-168

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.7%
ChampionX Corp.	86,992	$2,360,093
NOV, Inc.	172,028	3,184,238
Valaris, Ltd. (a)	26,339	1,713,616

		7,257,947

Entertainment—0.2%
World Wrestling Entertainment, Inc. - Class A (b)	18,984	1,732,480

Financial Services—1.5%
Essent Group, Ltd.	47,159	1,888,718
Euronet Worldwide, Inc. (a)	20,634	2,308,945
MGIC Investment Corp.	128,508	1,724,577
Voya Financial, Inc. (b)	42,481	3,035,692
Western Union Co. (The)	163,574	1,823,850
WEX, Inc. (a)	19,092	3,510,828

		14,292,610

Food Products—1.4%
Darling Ingredients, Inc. (a) (b)	70,190	4,099,096
Flowers Foods, Inc. (b)	84,143	2,306,359
Ingredion, Inc.	28,771	2,926,874
Lancaster Colony Corp.	8,694	1,763,839
Pilgrim’s Pride Corp. (a)	19,676	456,090
Post Holdings, Inc. (a)	23,481	2,110,237

		13,662,495

Gas Utilities—1.3%
National Fuel Gas Co.	40,201	2,321,206
New Jersey Resources Corp. (b)	42,432	2,257,382
ONE Gas, Inc. (b)	23,711	1,878,623
Southwest Gas Holdings, Inc. (b)	28,463	1,777,514
Spire, Inc.	23,012	1,614,062
UGI Corp.	91,775	3,190,099

		13,038,886

Ground Transportation—1.8%
Avis Budget Group, Inc. (a) (b)	10,896	2,122,541
Hertz Global Holdings, Inc. (a)	70,599	1,150,058
Knight-Swift Transportation Holdings, Inc.	70,376	3,981,874
Landstar System, Inc. (b)	15,734	2,820,477
Ryder System, Inc.	22,007	1,963,905
Saia, Inc. (a) (b)	11,589	3,153,135
Werner Enterprises, Inc.	25,750	1,171,367
XPO, Inc. (a)	50,364	1,606,611

		17,969,968

Health Care Equipment & Supplies—3.5%
Enovis Corp. (a)	20,868	1,116,229
Envista Holdings Corp. (a)	71,473	2,921,816
Globus Medical, Inc. - Class A (a)	34,097	1,931,254
Haemonetics Corp. (a)	22,094	1,828,279
ICU Medical, Inc. (a) (b)	8,823	1,455,442
Inari Medical, Inc. (a)	21,147	1,305,616
Integra LifeSciences Holdings Corp. (a)	31,821	1,826,844
Lantheus Holdings, Inc. (a)	30,145	2,488,771

Health Care Equipment & Supplies—(Continued)
LivaNova plc (a) (b)	23,440	1,021,515
Masimo Corp. (a)	21,179	3,908,373
Neogen Corp. (a) (b)	94,664	1,753,177
Omnicell, Inc. (a)	19,554	1,147,233
Penumbra, Inc. (a) (b)	16,633	4,635,451
QuidelOrtho Corp. (a)	23,429	2,087,290
Shockwave Medical, Inc. (a)	15,829	3,432,202
STAAR Surgical Co. (a) (b)	21,111	1,350,048

		34,209,540

Health Care Providers & Services—2.0%
Acadia Healthcare Co., Inc. (a)	39,843	2,878,657
Amedisys, Inc. (a)	14,230	1,046,617
Chemed Corp.	6,513	3,502,366
Encompass Health Corp.	43,702	2,364,278
HealthEquity, Inc. (a)	37,068	2,176,262
Option Care Health, Inc. (a)	73,290	2,328,423
Patterson Cos., Inc.	37,834	1,012,816
Progyny, Inc. (a)	32,949	1,058,322
R1 RCM, Inc. (a)	60,195	902,925
Tenet Healthcare Corp. (a)	47,352	2,813,656

		20,084,322

Health Care REITs—1.1%
Healthcare Realty Trust, Inc. - Class A	166,671	3,221,751
Medical Properties Trust, Inc. (b)	262,324	2,156,303
Omega Healthcare Investors, Inc. (b)	102,590	2,811,992
Physicians Realty Trust (b)	99,966	1,492,492
Sabra Health Care REIT, Inc.	101,156	1,163,294

		10,845,832

Hotel & Resort REITs—0.1%
Park Hotels & Resorts, Inc.	98,469	1,217,077

Hotels, Restaurants & Leisure—3.3%
Aramark (b)	114,091	4,084,458
Boyd Gaming Corp.	34,740	2,227,529
Choice Hotels International, Inc. (b)	12,138	1,422,452
Churchill Downs, Inc.	14,415	3,705,376
Hilton Grand Vacations, Inc. (a)	34,768	1,544,742
Light & Wonder, Inc. (a)	41,024	2,463,491
Marriott Vacations Worldwide Corp.	16,782	2,263,221
Papa John’s International, Inc.	14,079	1,054,939
Penn Entertainment, Inc. (a) (b)	67,933	2,014,893
Texas Roadhouse, Inc. (b)	29,305	3,166,698
Travel and Leisure Co.	35,596	1,395,363
Wendy’s Co. (The)	74,636	1,625,572
Wingstop, Inc.	13,102	2,405,265
Wyndham Hotels & Resorts, Inc.	38,681	2,624,506

		31,998,505

Household Durables—1.5%
Helen of Troy, Ltd. (a) (b)	10,507	999,951
KB Home	35,748	1,436,355
Leggett & Platt, Inc. (b)	58,072	1,851,335

BHFTII-169

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Taylor Morrison Home Corp. (a)	47,450	$1,815,437
Tempur Sealy International, Inc. (b)	74,626	2,946,981
Toll Brothers, Inc.	45,034	2,703,391
TopBuild Corp. (a)	14,002	2,914,376

		14,667,826

Household Products—0.1%
Energizer Holdings, Inc. (b)	29,091	1,009,458

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc. (b)	22,988	1,948,693

Industrial REITs—1.1%
EastGroup Properties, Inc.	19,084	3,154,967
First Industrial Realty Trust, Inc.	57,868	3,078,578
Rexford Industrial Realty, Inc.	82,822	4,940,332

		11,173,877

Insurance—3.7%
American Financial Group, Inc.	30,597	3,717,536
Brighthouse Financial, Inc. (a) (c)	29,902	1,318,977
CNO Financial Group, Inc.	50,076	1,111,187
First American Financial Corp.	45,346	2,523,958
Hanover Insurance Group, Inc. (The)	15,591	2,003,444
Kemper Corp.	28,011	1,531,081
Kinsale Capital Group, Inc.	9,502	2,852,025
Old Republic International Corp.	120,804	3,016,476
Primerica, Inc.	16,160	2,783,398
Reinsurance Group of America, Inc.	29,201	3,876,725
RenaissanceRe Holdings, Ltd.	19,147	3,835,910
RLI Corp.	17,723	2,355,564
Selective Insurance Group, Inc.	26,425	2,519,095
Unum Group	81,898	3,239,885

		36,685,261

Interactive Media & Services—0.3%
TripAdvisor, Inc. (a) (b)	45,890	911,375
Ziff Davis, Inc. (a)	20,668	1,613,138

		2,524,513

IT Services—0.1%
Kyndryl Holdings, Inc. (a)	89,672	1,323,559

Leisure Products—1.1%
Brunswick Corp.	31,754	2,603,828
Mattel, Inc. (a)	155,210	2,857,416
Polaris, Inc. (b)	23,860	2,639,632
Topgolf Callaway Brands Corp. (a) (b)	60,715	1,312,658
YETI Holdings, Inc. (a)	37,772	1,510,880

		10,924,414

Life Sciences Tools & Services—1.3%
Azenta, Inc. (a)	30,263	1,350,335
Bruker Corp.	43,802	3,453,350
Medpace Holdings, Inc. (a)	11,033	2,074,756

Life Sciences Tools & Services—(Continued)
Repligen Corp. (a) (b)	22,615	3,807,461
Sotera Health Co. (a) (b)	43,242	774,464
Syneos Health, Inc. (a)	45,066	1,605,251

		13,065,617

Machinery—4.5%
AGCO Corp.	27,116	3,666,083
Chart Industries, Inc. (a) (b)	18,638	2,337,205
Crane Holdings Co.	20,900	2,372,150
Donaldson Co., Inc.	53,292	3,482,099
Esab Corp. (b)	22,627	1,336,577
Flowserve Corp. (b)	57,238	1,946,092
Graco, Inc.	73,807	5,388,649
ITT, Inc.	36,218	3,125,614
Lincoln Electric Holdings, Inc. (b)	25,286	4,275,863
Middleby Corp. (The) (a)	23,599	3,459,849
Oshkosh Corp.	28,639	2,382,192
Terex Corp.	29,561	1,430,161
Timken Co. (The)	28,991	2,369,145
Toro Co. (The)	45,844	5,096,019
Watts Water Technologies, Inc. - Class A	11,963	2,013,612

		44,681,310

Marine Transportation—0.2%
Kirby Corp. (a)	26,231	1,828,301

Media—1.0%
Cable One, Inc.	2,112	1,482,624
John Wiley & Sons, Inc. - Class A	18,747	726,821
New York Times Co. (The) - Class A	72,102	2,803,326
Nexstar Media Group, Inc. - Class A	16,514	2,851,307
TEGNA, Inc.	97,711	1,652,293

		9,516,371

Metals & Mining—2.5%
Alcoa Corp.	77,503	3,298,528
Cleveland-Cliffs, Inc. (a) (b)	225,676	4,136,641
Commercial Metals Co.	51,293	2,508,228
MP Materials Corp. (a) (b)	40,432	1,139,778
Reliance Steel & Aluminum Co.	25,704	6,599,245
Royal Gold, Inc.	28,749	3,729,033
United States Steel Corp. (b)	99,241	2,590,190
Worthington Industries, Inc.	13,279	858,487

		24,860,130

Mortgage Real Estate Investment Trusts—0.6%
Annaly Capital Management, Inc.	205,095	3,919,365
Starwood Property Trust, Inc. (b)	135,582	2,398,446

		6,317,811

Multi-Utilities—0.3%
Black Hills Corp.	28,501	1,798,413
NorthWestern Corp.	25,304	1,464,089

		3,262,502

BHFTII-170

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Office REITs—0.7%
Corporate Office Properties Trust (b)	49,235	$1,167,362
Cousins Properties, Inc.	66,362	1,418,819
Douglas Emmett, Inc. (b)	76,986	949,237
Highwoods Properties, Inc.	46,077	1,068,526
Kilroy Realty Corp.	46,150	1,495,260
Vornado Realty Trust	70,565	1,084,584

		7,183,788

Oil, Gas & Consumable Fuels—2.9%
Antero Midstream Corp. (b)	146,686	1,538,736
Antero Resources Corp. (a) (b)	120,928	2,792,227
Chord Energy Corp.	18,221	2,452,546
CNX Resources Corp. (a) (b)	74,506	1,193,586
DT Midstream, Inc. (a) (b)	42,372	2,091,906
Equitrans Midstream Corp.	189,536	1,095,518
HF Sinclair Corp.	58,899	2,849,534
Matador Resources Co.	49,161	2,342,522
Murphy Oil Corp.	63,996	2,366,572
PBF Energy, Inc. - Class A	50,055	2,170,385
PDC Energy, Inc.	40,354	2,589,920
Range Resources Corp.	105,823	2,801,135
Southwestern Energy Co. (a)	483,311	2,416,555

		28,701,142

Paper & Forest Products—0.2%
Louisiana-Pacific Corp.	31,398	1,702,086

Passenger Airlines—0.1%
JetBlue Airways Corp. (a) (b) (d)	141,842	1,032,610

Personal Care Products—0.4%
BellRing Brands, Inc. (a)	58,498	1,988,932
Coty, Inc. - Class A (a)	160,559	1,936,341

		3,925,273

Pharmaceuticals—0.6%
Jazz Pharmaceuticals plc (a)	27,576	4,035,196
Perrigo Co. plc	58,965	2,115,075

		6,150,271

Professional Services—3.0%
ASGN, Inc. (a)	21,854	1,806,670
CACI International, Inc. - Class A (a)	10,296	3,050,499
Concentrix Corp.	18,699	2,272,863
ExlService Holdings, Inc. (a)	14,481	2,343,460
Exponent, Inc.	22,177	2,210,825
FTI Consulting, Inc. (a)	15,076	2,975,249
Genpact, Ltd.	73,702	3,406,506
Insperity, Inc.	15,583	1,894,114
KBR, Inc. (b)	60,084	3,307,624
ManpowerGroup, Inc.	22,141	1,827,297
Maximus, Inc.	26,615	2,094,601
Science Applications International Corp.	23,925	2,570,980

		29,760,688

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc. (a)	20,787	3,024,301

Residential REITs—0.4%
Apartment Income REIT Corp.	65,137	2,332,556
Independence Realty Trust, Inc.	98,030	1,571,421

		3,903,977

Retail REITs—1.5%
Agree Realty Corp.	38,790	2,661,382
Brixmor Property Group, Inc.	131,346	2,826,566
Kite Realty Group Trust	95,954	2,007,358
Macerich Co. (The)	94,264	999,198
National Retail Properties, Inc.	79,470	3,508,600
Spirit Realty Capital, Inc.	61,163	2,436,734

		14,439,838

Semiconductors & Semiconductor Equipment—2.9%
Allegro MicroSystems, Inc. (a)	28,516	1,368,483
Amkor Technology, Inc.	43,987	1,144,542
Cirrus Logic, Inc. (a)	24,200	2,646,996
Lattice Semiconductor Corp. (a)	60,025	5,732,387
MACOM Technology Solutions Holdings, Inc. (a) (b)	22,614	1,601,976
MKS Instruments, Inc. (b)	25,049	2,219,842
Power Integrations, Inc.	24,957	2,112,360
Silicon Laboratories, Inc. (a)	13,970	2,446,007
SiTime Corp. (a)	7,042	1,001,584
Synaptics, Inc. (a)	17,253	1,917,671
Universal Display Corp.	19,033	2,952,589
Wolfspeed, Inc. (a) (b)	54,488	3,538,996

		28,683,433

Software—2.6%
ACI Worldwide, Inc. (a)	49,214	1,327,794
Aspen Technology, Inc. (a)	12,765	2,921,525
Blackbaud, Inc. (a)	19,533	1,353,637
CommVault Systems, Inc. (a)	19,512	1,107,111
Dynatrace, Inc. (a)	94,942	4,016,047
Envestnet, Inc. (a) (b)	24,230	1,421,574
Manhattan Associates, Inc. (a)	27,370	4,238,244
NCR Corp. (a)	60,436	1,425,685
Paylocity Holding Corp. (a)	18,074	3,592,750
Qualys, Inc. (a)	15,140	1,968,503
Teradata Corp. (a) (b)	44,583	1,795,803

		25,168,673

Specialized REITs—2.0%
CubeSmart (b)	98,352	4,545,829
EPR Properties (b)	32,855	1,251,776
Lamar Advertising Co. - Class A	38,217	3,817,496
Life Storage, Inc.	37,225	4,879,825
National Storage Affiliates Trust	37,008	1,546,194
PotlatchDeltic Corp.	35,376	1,751,112
Rayonier, Inc. (b)	64,502	2,145,337

		19,937,569

BHFTII-171

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—2.8%
AutoNation, Inc. (a) (b)	14,980	$2,012,713
Dick’s Sporting Goods, Inc.	26,207	3,718,511
Five Below, Inc. (a) (b)	24,313	5,007,749
Foot Locker, Inc. (b)	34,739	1,378,791
GameStop Corp. - Class A (a) (b)	110,713	2,548,613
Gap, Inc. (The) (b)	92,726	930,969
Lithia Motors, Inc. (b)	11,973	2,740,979
Murphy USA, Inc. (b)	8,764	2,261,550
RH (a) (b)	8,182	1,992,726
Victoria’s Secret & Co. (a) (b)	35,398	1,208,842
Williams-Sonoma, Inc. (b)	29,153	3,546,754

		27,348,197

Technology Hardware, Storage & Peripherals—0.3%
Super Micro Computer, Inc. (a) (b)	20,437	2,177,562
Xerox Holdings Corp.	49,121	756,464

		2,934,026

Textiles, Apparel & Luxury Goods—2.1%
Capri Holdings, Ltd. (a)	55,054	2,587,538
Carter’s, Inc. (b)	16,713	1,201,999
Columbia Sportswear Co.	15,505	1,399,171
Crocs, Inc. (a)	27,041	3,419,064
Deckers Outdoor Corp. (a) (d)	11,544	5,189,605
PVH Corp.	27,753	2,474,457
Skechers USA, Inc. - Class A (a)	58,778	2,793,131
Under Armour, Inc. - Class A (a)	82,642	784,273
Under Armour, Inc. - Class C (a) (b)	83,023	708,186

		20,557,424

Trading Companies & Distributors—1.1%
GATX Corp. (b)	15,416	1,696,068
MSC Industrial Direct Co., Inc. - Class A	20,723	1,740,732
Univar Solutions, Inc. (a)	71,458	2,503,174
Watsco, Inc. (b)	14,568	4,634,955

		10,574,929

Water Utilities—0.5%
Essential Utilities, Inc.	104,531	4,562,778

Total Common Stocks (Cost $730,128,442)		939,222,066

Mutual Funds—2.9%

Investment Company Securities—2.9%
SPDR S&P MidCap 400 ETF Trust (Cost $27,508,636)	62,500	28,650,625

Short-Term Investments—1.6%
Security Description	Principal Amount*	Value

U.S. Treasury—1.6%
U.S. Treasury Bills
3.556%, 04/04/23 (e)	3,275,000	3,274,582
3.770%, 04/18/23 (e)	12,200,000	12,176,845

Total Short-Term Investments (Cost $15,451,083)		15,451,427

Securities Lending Reinvestments (f)—10.1%

Certificates of Deposit—1.4%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (g)	2,000,000	2,003,690
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (g)	1,000,000	1,001,395
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (g)	4,000,000	3,992,256
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (g)	2,000,000	1,998,772
Rabobank (London)
5.360%, SOFR + 0.530%, 05/16/23 (g)	2,000,000	2,000,000
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (g)	2,000,000	1,998,596
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (g)	1,000,000	999,221

		13,993,930

Commercial Paper—0.4%
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (g)	1,000,000	999,555
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (g)	3,000,000	3,000,000

		3,999,555

Repurchase Agreements—6.5%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $300,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $307,075.	300,000	300,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $300,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $307,075.	300,000	300,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $8,003,207; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $8,160,000.	8,000,000	8,000,000

BHFTII-172

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments(f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $3,082,788; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $3,060,000.	3,000,000	$3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $3,582,141; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $3,652,323.	3,580,709	3,580,709
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $7,806,266; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $7,990,941.	7,800,000	7,800,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $12,608,663; collateralized by various Common Stock with an aggregate market value of $14,005,775.	12,600,000	12,600,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $5,802,402; collateralized by various Common Stock with an aggregate market value of $6,448,895.	5,800,000	5,800,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $3,014,700; collateralized by various Common Stock with an aggregate market value of $3,333,800.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $900,359; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $918,977.	900,000	900,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $6,402,619; collateralized by various Common Stock with an aggregate market value of $7,117,151.	6,400,000	6,400,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $2,503,417; collateralized by various Common Stock with an aggregate market value of $2,783,986.	2,500,000	2,500,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $3,001,233; collateralized by various Common Stock with an aggregate market value of $3,334,872.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $7,002,858; collateralized by various Common Stock with an aggregate market value of $7,859,580.	7,000,000	7,000,000

		64,180,709

Mutual Funds—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (h)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (h)	10,000,000	10,000,000

		17,000,000

Total Securities Lending Reinvestments (Cost $99,180,708)		99,174,194

Total Investments—110.0% (Cost $872,268,869)		1,082,498,312
Other assets and liabilities (net)—(10.0)%		(97,968,772)

Net Assets—100.0%		$984,529,540

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $99,258,733 and the collateral received consisted of cash in the amount of $99,180,708 and non-cash collateral with a value of $590,978. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $3,692,850.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

BHFTII-173

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	06/16/23	57	USD	14,419,290	$(462,297)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$939,222,066	$—	$—	$939,222,066
Total Mutual Funds*	28,650,625	—	—	28,650,625
Total Short-Term Investments*	—	15,451,427	—	15,451,427
Securities Lending Reinvestments
Certificates of Deposit	—	13,993,930	—	13,993,930
Commercial Paper	—	3,999,555	—	3,999,555
Repurchase Agreements	—	64,180,709	—	64,180,709
Mutual Funds	17,000,000	—	—	17,000,000
Total Securities Lending Reinvestments	17,000,000	82,174,194	—	99,174,194
Total Investments	$984,872,691	$97,625,621	$—	$1,082,498,312

Collateral for Securities Loaned (Liability)	$—	$(99,180,708)	$—	$(99,180,708)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(462,297)	$—	$—	$(462,297)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-174

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Australia—7.1%
Ampol, Ltd.	15,576	$319,443
ANZ Group Holdings, Ltd.	186,924	2,885,020
APA Group	77,620	527,749
Aristocrat Leisure, Ltd.	38,272	958,875
ASX, Ltd.	13,079	570,557
Aurizon Holdings, Ltd.	115,161	259,766
BHP Group, Ltd.	312,758	9,939,308
BlueScope Steel, Ltd.	33,509	454,937
Brambles, Ltd.	91,149	822,114
Cochlear, Ltd.	4,353	691,354
Coles Group, Ltd.	88,152	1,064,931
Commonwealth Bank of Australia	104,558	6,897,755
Computershare, Ltd.	32,168	467,177
CSL, Ltd.	29,399	5,683,526
Dexus (REIT)	66,600	338,103
Ebos Group, Ltd.	10,000	291,548
Endeavour Group, Ltd.	89,555	406,926
Fortescue Metals Group, Ltd.	106,038	1,597,689
Goodman Group (REIT)	106,052	1,351,406
GPT Group (The) (REIT)	118,614	340,319
IDP Education, Ltd.	14,103	259,268
IGO, Ltd.	44,707	384,541
Insurance Australia Group, Ltd.	132,599	417,195
Lendlease Corp., Ltd.	48,652	237,550
Lottery Corp., Ltd. (The)	137,821	474,316
Macquarie Group, Ltd.	23,058	2,721,573
Medibank Private, Ltd.	115,000	259,498
Mineral Resources, Ltd.	11,249	610,733
Mirvac Group (REIT)	161,553	227,084
National Australia Bank, Ltd.	197,216	3,668,237
Newcrest Mining, Ltd.	59,082	1,059,803
Northern Star Resources, Ltd.	79,868	655,077
Orica, Ltd.	24,591	254,614
Origin Energy, Ltd.	97,507	541,357
Pilbara Minerals, Ltd.	157,791	421,768
Qantas Airways, Ltd. (a)	58,443	260,135
QBE Insurance Group, Ltd.	90,383	884,423
Ramsay Health Care, Ltd.	11,010	491,078
REA Group, Ltd.	2,790	260,528
Reece, Ltd.	8,949	104,869
Rio Tinto, Ltd.	22,513	1,816,213
Santos, Ltd.	208,207	962,790
Scentre Group (REIT)	262,607	488,196
Seek, Ltd.	23,745	384,461
Sonic Healthcare, Ltd.	30,246	708,360
South32, Ltd.	273,101	811,577
Stockland (REIT)	147,815	396,764
Suncorp Group, Ltd.	76,841	624,258
Telstra Corp., Ltd.	250,410	708,752
Transurban Group	189,564	1,807,531
Treasury Wine Estates, Ltd.	53,467	469,945
Vicinity Centres (REIT)	150,241	197,159
Washington H Soul Pattinson & Co., Ltd.	14,627	296,992
Wesfarmers, Ltd.	68,599	2,316,880
Westpac Banking Corp.	215,215	3,127,932
WiseTech Global, Ltd.	10,682	470,223

Australia—(Continued)
Woodside Energy Group, Ltd.	118,793	2,681,875
Woolworths Group, Ltd.	73,119	1,857,921

		70,189,979

Austria—0.2%
Erste Group Bank AG	21,338	707,056
OMV AG	7,230	331,720
Verbund AG	4,216	367,210
voestalpine AG	7,917	270,115

		1,676,101

Belgium—0.9%
Ageas SA	9,698	419,996
Anheuser-Busch InBev S.A.	52,687	3,519,580
D’ieteren Group	1,652	321,933
Elia Group S.A.	2,047	270,820
Groupe Bruxelles Lambert NV	6,450	551,739
KBC Group NV	16,056	1,105,855
Sofina S.A.	1,124	253,612
Solvay S.A.	4,637	532,049
UCB S.A.	8,488	760,361
Umicore S.A.	13,317	453,032
Warehouses De Pauw CVA (REIT)	9,872	294,077

		8,483,054

Chile—0.1%
Antofagasta plc	26,957	528,711

China—0.5%
BOC Hong Kong Holdings, Ltd.	230,965	717,786
Budweiser Brewing Co. APAC, Ltd.	76,800	233,222
ESR Group, Ltd.	123,400	220,507
Futu Holdings, Ltd. (ADR) (a) (b)	3,900	202,215
Prosus NV (a)	49,631	3,888,247
SITC International Holdings Co., Ltd.	83,000	178,380

		5,440,357

Denmark—3.0%
AP Moller - Maersk A/S - Class A	208	368,972
AP Moller - Maersk A/S - Class B	294	533,788
Carlsberg AS - Class B	5,697	882,515
Chr Hansen Holding A/S	5,612	426,696
Coloplast A/S - Class B	7,704	1,015,916
Danske Bank A/S (a)	41,066	827,470
Demant A/S (a)	7,349	258,382
DSV A/S	11,542	2,231,955
Genmab A/S (a)	4,059	1,535,531
Novo Nordisk A/S - Class B	102,506	16,297,311
Novozymes A/S - B Shares	13,878	712,201
Orsted A/S	12,362	1,056,449
Pandora A/S	6,075	583,281
Rockwool International A/S - B Shares	571	139,980
Tryg A/S	19,542	427,542
Vestas Wind Systems A/S	62,608	1,817,333

		29,115,322

BHFTII-175

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—1.2%
Elisa Oyj	8,457	$510,597
Fortum Oyj	30,377	466,767
Kesko Oyj - B Shares	19,815	426,959
Kone Oyj - Class B	20,595	1,076,221
Metso Outotec Oyj	41,100	449,083
Neste Oyj	25,004	1,235,481
Nokia Oyj	333,393	1,642,105
Nordea Bank Abp	200,672	2,143,620
Orion Oyj - Class B	5,744	257,302
Sampo Oyj - A Shares	30,295	1,431,634
Stora Enso Oyj - R Shares	33,562	437,529
UPM-Kymmene Oyj	31,691	1,066,146
Wartsila Oyj Abp	31,392	297,398

		11,440,842

France—11.7%
Accor S.A. (a)	9,028	294,277
Adevinta ASA (a)	18,232	129,250
Aeroports de Paris (a)	2,209	316,242
Air Liquide S.A.	32,572	5,466,579
Airbus SE	36,649	4,918,558
Alstom S.A. (b)	21,565	590,265
Amundi S.A.	4,463	282,461
Arkema S.A.	3,712	367,817
AXA S.A.	117,568	3,601,320
BioMerieux	3,058	323,218
BNP Paribas S.A.	69,222	4,147,594
Bollore SE	54,807	338,880
Bouygues S.A.	15,150	511,893
Bureau Veritas S.A.	19,740	568,237
Capgemini SE	10,100	1,882,040
Carrefour S.A.	35,510	719,154
Cie de Saint-Gobain	30,898	1,762,424
Cie Generale des Etablissements Michelin SCA	41,938	1,285,938
Covivio (REIT)	3,163	184,764
Credit Agricole S.A.	70,160	794,594
Danone S.A.	38,908	2,423,188
Dassault Aviation S.A.	1,830	363,132
Dassault Systemes SE	40,760	1,686,413
Edenred	15,079	893,778
Eiffage S.A.	4,534	491,688
Engie S.A.	108,209	1,714,370
EssilorLuxottica S.A.	17,636	3,189,488
Eurazeo S.E.	2,867	204,623
Gecina S.A. (REIT)	3,288	342,374
Getlink SE	25,836	427,245
Hermes International	1,935	3,926,606
Ipsen S.A.	2,335	257,834
Kering S.A.	4,685	3,063,194
Klepierre S.A. (REIT) (a) (b)	12,682	288,110
L’Oreal S.A.	15,111	6,772,847
La Francaise des Jeux SAEM	6,363	265,756
Legrand S.A.	17,126	1,569,321
LVMH Moet Hennessy Louis Vuitton SE	17,139	15,735,412
Orange S.A.	116,786	1,390,166
Pernod Ricard S.A.	13,031	2,957,870

France—(Continued)
Publicis Groupe S.A.	13,415	1,049,940
Remy Cointreau S.A.	1,206	220,202
Renault S.A. (a)	11,902	486,817
Safran S.A.	20,757	3,088,076
Sanofi	70,007	7,637,621
Sartorius Stedim Biotech	1,739	535,322
Schneider Electric SE	33,845	5,668,006
SEB S.A.	1,599	182,850
Societe Generale S.A.	48,758	1,102,580
Sodexo S.A.	5,109	500,016
Teleperformance	3,877	938,099
Thales S.A.	6,713	994,232
TotalEnergies SE (b)	153,565	9,077,050
Unibail-Rodamco-Westfield (a)	7,986	431,004
Valeo	12,816	264,210
Veolia Environnement S.A.	42,002	1,300,156
Vinci S.A.	32,854	3,776,760
Vivendi SE	44,618	451,201
Wendel S.E.	1,813	192,369
Worldline S.A. (a)	15,808	673,037

		115,018,468

Germany—7.7%
Adidas AG	9,636	1,704,403
Allianz SE	24,973	5,775,184
Aroundtown S.A. (b)	61,863	88,245
BASF SE	57,861	3,040,037
Bayer AG	59,719	3,810,703
Bayerische Motoren Werke (BMW) AG	20,377	2,235,125
Bechtle AG	5,943	284,201
Beiersdorf AG	6,632	864,335
Brenntag SE	9,778	735,369
Carl Zeiss Meditec AG	2,492	346,723
Commerzbank AG (a)	65,915	694,684
Continental AG	7,262	543,747
Covestro AG	10,220	423,468
Daimler Truck Holding AG (a)	28,970	980,160
Delivery Hero SE (a)	11,033	376,064
Deutsche Bank AG	123,273	1,252,255
Deutsche Boerse AG	11,718	2,284,675
Deutsche Lufthansa AG (a)	35,564	396,410
Deutsche Post AG	62,513	2,925,249
Deutsche Telekom AG	201,919	4,899,454
E.ON SE	139,019	1,737,207
Evonik Industries AG	12,954	272,455
Fresenius Medical Care AG & Co. KGaA	13,633	579,194
Fresenius SE & Co. KGaA	23,302	629,273
GEA Group AG	9,989	455,362
Hannover Rueck SE	3,591	703,753
HeidelbergCement AG	9,539	697,030
HelloFresh SE (a)	10,721	255,750
Henkel AG & Co. KGaA	6,878	501,060
Infineon Technologies AG	78,806	3,226,954
Knorr-Bremse AG	3,440	229,093
LEG Immobilien SE	5,050	277,006
Mercedes-Benz Group AG	49,446	3,805,162

BHFTII-176

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Merck KGaA	7,954	$1,481,470
MTU Aero Engines AG	3,014	755,073
Muenchener Rueckversicherungs-Gesellschaft AG	8,520	2,985,152
Nemetschek SE	4,238	291,102
Puma SE	7,160	442,379
Rational AG	371	248,756
Rheinmetall AG	2,891	860,361
RWE AG	38,414	1,654,336
SAP SE	64,186	8,088,938
Scout24 SE	5,930	352,442
Siemens AG	46,996	7,620,861
Siemens Energy AG (a)	28,411	624,756
Siemens Healthineers AG	16,020	923,034
Symrise AG	8,326	906,135
Telefonica Deutschland Holding AG	64,465	198,729
United Internet AG	6,069	104,666
Volkswagen AG	1,994	342,309
Vonovia SE	44,731	842,698
Zalando SE (a)	15,086	632,472

		76,385,459

Hong Kong—2.4%
AIA Group, Ltd.	732,200	7,693,455
CK Asset Holdings, Ltd.	126,940	769,040
CK Hutchison Holdings, Ltd.	176,440	1,095,587
CK Infrastructure Holdings, Ltd.	49,500	270,264
CLP Holdings, Ltd.	111,377	805,082
Galaxy Entertainment Group, Ltd. (a)	140,000	930,661
Hang Lung Properties, Ltd.	125,000	234,338
Hang Seng Bank, Ltd.	46,300	656,829
Henderson Land Development Co., Ltd.	63,311	219,184
HKT Trust & HKT, Ltd.	138,980	185,026
Hong Kong & China Gas Co., Ltd.	563,531	497,873
Hong Kong Exchanges & Clearing, Ltd.	75,400	3,346,589
Hongkong Land Holdings, Ltd.	71,800	316,208
Jardine Matheson Holdings, Ltd.	10,400	506,624
Link REIT (REIT)	159,649	1,023,834
MTR Corp., Ltd.	110,500	534,503
New World Development Co., Ltd.	93,926	253,338
Power Assets Holdings, Ltd.	93,049	498,582
Sino Land Co., Ltd.	117,600	159,282
Sun Hung Kai Properties, Ltd.	86,750	1,220,125
Swire Pacific, Ltd. - Class A	36,817	283,534
Swire Properties, Ltd.	72,400	187,009
Techtronic Industries Co., Ltd.	90,500	988,033
WH Group, Ltd.	306,500	182,173
Wharf Real Estate Investment Co., Ltd.	117,976	682,326
Xinyi Glass Holdings, Ltd.	114,000	203,891

		23,743,390

Ireland—0.9%
AerCap Holdings NV (a)	9,000	506,070
AIB Group plc	70,100	286,027
Bank of Ireland Group plc	70,200	711,641
CRH plc	45,751	2,316,329
Flutter Entertainment plc (a)	10,516	1,916,092

Ireland—(Continued)
James Hardie Industries plc	30,071	646,744
Kerry Group plc - Class A	9,862	984,608
Kingspan Group plc	9,603	660,407
Smurfit Kappa Group plc	12,888	468,729

		8,496,647

Israel—0.6%
Azrieli Group, Ltd.	2,906	167,232
Bank Hapoalim B.M.	79,475	660,980
Bank Leumi Le-Israel B.M.	98,212	741,808
Bezeq The Israeli Telecommunication Corp., Ltd.	128,433	174,866
Check Point Software Technologies, Ltd. (a)	5,600	728,000
CyberArk Software, Ltd. (a)	2,700	399,546
Elbit Systems, Ltd.	1,811	307,271
ICL Group, Ltd.	48,759	329,423
Israel Discount Bank, Ltd. - Class A	83,247	408,968
Mizrahi Tefahot Bank, Ltd.	9,874	309,453
Nice, Ltd. (a)	3,975	903,683
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	63,253	559,789
Tower Semiconductor, Ltd. (a)	7,437	316,515
Wix.com, Ltd. (a)	3,600	359,280

		6,366,814

Italy—2.0%
Amplifon S.p.A.	9,033	314,556
Assicurazioni Generali S.p.A.	67,664	1,353,150
Davide Campari-Milano NV	36,167	441,925
DiaSorin S.p.A.	1,857	196,282
Enel S.p.A.	508,431	3,110,719
Eni S.p.A.	156,377	2,194,435
Ferrari NV	7,661	2,078,707
FinecoBank Banca Fineco S.p.A.	35,112	540,922
Infrastrutture Wireless Italiane S.p.A.	24,381	321,946
Intesa Sanpaolo S.p.A.	989,122	2,550,219
Mediobanca Banca di Credito Finanziario S.p.A.	44,816	452,091
Moncler S.p.A.	13,551	938,320
Nexi S.p.A. (a)	32,431	264,894
Poste Italiane S.p.A.	29,264	300,069
Prysmian S.p.A.	17,303	729,805
Recordati Industria Chimica e Farmaceutica S.p.A.	5,644	239,296
Snam S.p.A.	112,553	598,521
Telecom Italia S.p.A. (a)	224,161	74,441
Terna - Rete Elettrica Nazionale	90,318	742,602
UniCredit S.p.A.	117,494	2,229,395

		19,672,295

Japan—20.8%
Advantest Corp.	10,800	998,259
Aeon Co., Ltd.	43,500	841,321
AGC, Inc.	12,900	479,719
Aisin Corp.	11,100	305,180
Ajinomoto Co., Inc.	28,400	985,976
ANA Holdings, Inc. (a) (b)	8,400	181,995
Asahi Group Holdings, Ltd.	26,800	995,403
Asahi Intecc Co., Ltd.	14,200	250,697

BHFTII-177

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Asahi Kasei Corp.	77,700	$543,639
Astellas Pharma, Inc.	111,500	1,582,266
Azbil Corp.	4,900	133,740
Bandai Namco Holdings, Inc.	34,200	734,847
BayCurrent Consulting, Inc.	8,000	331,158
Bridgestone Corp.	36,400	1,475,206
Brother Industries, Ltd.	16,400	246,791
Canon, Inc.	63,300	1,416,580
Capcom Co., Ltd.	11,100	396,148
Central Japan Railway Co.	8,800	1,048,147
Chiba Bank, Ltd. (The)	33,200	213,882
Chubu Electric Power Co., Inc. (b)	40,300	424,301
Chugai Pharmaceutical Co., Ltd.	42,700	1,052,900
Concordia Financial Group, Ltd.	67,400	248,183
CyberAgent, Inc.	29,600	250,339
Dai Nippon Printing Co., Ltd.	13,000	362,370
Dai-ichi Life Holdings, Inc.	59,400	1,088,817
Daifuku Co., Ltd.	15,000	277,498
Daiichi Sankyo Co., Ltd.	106,900	3,892,259
Daikin Industries, Ltd.	15,200	2,718,715
Daito Trust Construction Co., Ltd.	4,100	408,223
Daiwa House Industry Co., Ltd.	37,400	878,941
Daiwa House REIT Investment Corp. (REIT)	136	278,330
Daiwa Securities Group, Inc.	73,700	345,493
Denso Corp.	27,700	1,559,937
Dentsu Group, Inc.	10,300	361,911
Disco Corp.	5,700	661,605
East Japan Railway Co.	17,700	976,500
Eisai Co., Ltd.	14,700	834,435
ENEOS Holdings, Inc. (b)	192,000	671,848
FANUC Corp.	59,000	2,122,512
Fast Retailing Co., Ltd.	10,800	2,355,736
Fuji Electric Co., Ltd.	8,600	338,557
FUJIFILM Holdings Corp.	20,900	1,059,186
Fujitsu, Ltd.	12,100	1,631,626
GLP J-REIT	268	288,795
GMO Payment Gateway, Inc.	3,000	257,601
Hakuhodo DY Holdings, Inc.	17,600	198,985
Hamamatsu Photonics KK	9,600	516,987
Hankyu Hanshin Holdings, Inc.	11,800	349,313
Hikari Tsushin, Inc.	1,500	210,474
Hirose Electric Co., Ltd.	1,515	197,762
Hitachi Construction Machinery Co., Ltd.	8,900	206,950
Hitachi, Ltd.	61,000	3,345,052
Honda Motor Co., Ltd.	101,400	2,690,931
Hoshizaki Corp.	8,200	301,736
Hoya Corp.	22,300	2,460,168
Hulic Co., Ltd.	25,800	211,489
Ibiden Co., Ltd.	7,800	312,199
Idemitsu Kosan Co., Ltd.	14,768	322,196
Iida Group Holdings Co., Ltd.	9,300	151,394
Inpex Corp.	65,100	691,028
Isuzu Motors, Ltd.	39,100	466,866
ITOCHU Corp.	73,900	2,400,709
Itochu Techno-Solutions Corp.	7,100	174,469
Japan Airlines Co., Ltd.	8,400	163,403
Japan Exchange Group, Inc.	31,100	473,389

Japan—(Continued)
Japan Metropolitan Fund Investment Corp.	494	359,641
Japan Post Bank Co., Ltd. (b)	91,300	744,972
Japan Post Holdings Co., Ltd.	140,100	1,137,268
Japan Post Insurance Co., Ltd.	16,000	249,205
Japan Real Estate Investment Corp. (REIT)	85	337,935
Japan Tobacco, Inc.	72,400	1,524,504
JFE Holdings, Inc.	30,400	385,462
JSR Corp.	9,800	231,099
Kajima Corp. (b)	27,100	326,321
Kansai Electric Power Co., Inc. (The) (b)	44,000	427,615
Kao Corp.	28,600	1,114,096
KDDI Corp.	101,600	3,130,136
Keio Corp. (b)	6,700	234,391
Keisei Electric Railway Co., Ltd.	10,000	307,155
Keyence Corp.	11,900	5,820,364
Kikkoman Corp.	10,200	519,092
Kintetsu Group Holdings Co., Ltd.	8,712	279,531
Kirin Holdings Co., Ltd.	51,100	806,768
Kobayashi Pharmaceutical Co., Ltd.	3,600	219,399
Kobe Bussan Co., Ltd.	9,200	256,181
Koito Manufacturing Co., Ltd.	15,400	290,998
Komatsu, Ltd.	55,600	1,376,114
Konami Group Corp.	6,200	283,951
Kose Corp.	2,300	272,536
Kubota Corp.	58,600	885,572
Kurita Water Industries, Ltd.	7,100	324,158
Kyocera Corp.	19,200	999,209
Kyowa Kirin Co., Ltd.	15,200	330,825
Lasertec Corp.	4,400	778,195
Lixil Corp.	19,000	312,595
M3, Inc.	29,000	727,891
Makita Corp.	15,900	394,570
Marubeni Corp.	94,200	1,277,480
MatsukiyoCocokara & Co.	7,000	369,852
Mazda Motor Corp.	37,400	347,376
McDonald’s Holdings Co. Japan, Ltd. (b)	5,400	224,021
MEIJI Holdings Co., Ltd. (b)	14,600	346,389
MINEBEA MITSUMI, Inc. (b)	18,900	359,974
MISUMI Group, Inc.	19,300	484,412
Mitsubishi Chemical Group Corp.	80,100	475,468
Mitsubishi Corp.	78,800	2,826,325
Mitsubishi Electric Corp.	115,500	1,376,203
Mitsubishi Estate Co., Ltd.	65,200	776,576
Mitsubishi HC Capital, Inc.	36,000	185,625
Mitsubishi Heavy Industries, Ltd.	19,500	717,326
Mitsubishi UFJ Financial Group, Inc.	728,488	4,663,064
Mitsui & Co., Ltd.	88,317	2,745,880
Mitsui Chemicals, Inc.	12,700	327,148
Mitsui Fudosan Co., Ltd.	53,800	1,008,648
Mitsui OSK Lines, Ltd. (b)	22,800	569,201
Mizuho Financial Group, Inc. (b)	147,950	2,093,262
MonotaRO Co., Ltd.	18,400	230,771
MS&AD Insurance Group Holdings, Inc. (b)	24,400	755,896
Murata Manufacturing Co., Ltd.	35,400	2,156,544
NEC Corp.	15,600	600,873
Nexon Co., Ltd.	31,800	757,448
NGK Insulators, Ltd. (b)	14,700	194,143

BHFTII-178

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nidec Corp.	27,000	$1,398,209
Nihon M&A Center Holdings, Inc.	22,000	164,480
Nintendo Co., Ltd.	67,900	2,625,946
Nippon Building Fund, Inc.	102	423,115
Nippon Express Holdings, Inc.	4,900	294,598
Nippon Paint Holdings Co., Ltd.	54,000	506,278
Nippon Prologis REIT, Inc.	143	302,386
Nippon Sanso Holdings Corp.	9,600	172,878
Nippon Shinyaku Co., Ltd.	3,200	140,784
Nippon Steel Corp. (b)	47,300	1,113,665
Nippon Telegraph & Telephone Corp.	74,700	2,225,821
Nippon Yusen KK (b)	27,700	645,741
Nissan Chemical Corp.	8,600	389,829
Nissan Motor Co., Ltd.	143,700	545,403
Nisshin Seifun Group, Inc.	15,700	183,285
Nissin Foods Holdings Co., Ltd.	3,100	282,854
Nitori Holdings Co., Ltd.	4,800	577,360
Nitto Denko Corp.	9,300	599,588
Nomura Holdings, Inc.	180,200	693,981
Nomura Real Estate Holdings, Inc.	9,500	209,862
Nomura Real Estate Master Fund, Inc. (REIT)	296	331,136
Nomura Research Institute, Ltd.	24,800	575,339
NTT Data Corp. (b)	43,680	573,119
Obayashi Corp.	40,200	307,013
Obic Co., Ltd.	4,200	662,488
Odakyu Electric Railway Co., Ltd.	20,800	269,451
Oji Holdings Corp.	53,300	210,538
Olympus Corp.	74,800	1,310,532
Omron Corp.	10,100	589,562
Ono Pharmaceutical Co., Ltd.	23,800	495,351
Open House Group Co., Ltd.	5,600	209,501
Oracle Corp. Japan	3,000	216,010
Oriental Land Co., Ltd. (b)	60,500	2,063,927
ORIX Corp.	71,100	1,169,848
Osaka Gas Co., Ltd.	25,000	410,085
Otsuka Corp.	7,400	262,502
Otsuka Holdings Co., Ltd.	26,000	826,985
Pan Pacific International Holdings Corp.	26,000	501,950
Panasonic Holdings Corp.	140,000	1,250,080
Persol Holdings Co., Ltd.	13,400	268,777
Rakuten Group, Inc.	54,100	251,696
Recruit Holdings Co., Ltd.	86,900	2,402,958
Renesas Electronics Corp. (a)	76,900	1,113,844
Resona Holdings, Inc. (b)	133,800	645,261
Ricoh Co., Ltd.	31,500	235,741
Rohm Co., Ltd.	5,000	415,492
SBI Holdings, Inc.	16,511	326,938
SCSK Corp.	11,700	170,567
Secom Co., Ltd.	11,900	730,717
Seiko Epson Corp.	20,000	283,903
Sekisui Chemical Co., Ltd.	25,900	366,539
Sekisui House, Ltd.	37,700	766,404
Seven & i Holdings Co., Ltd.	46,100	2,074,644
SG Holdings Co., Ltd.	15,100	223,212
Shimadzu Corp.	15,600	488,197
Shimano, Inc.	4,800	830,726
Shimizu Corp.	34,200	193,298

Japan—(Continued)
Shin-Etsu Chemical Co., Ltd.	114,500	3,704,967
Shionogi & Co., Ltd.	15,500	699,446
Shiseido Co., Ltd.	25,500	1,193,951
Shizuoka Financial Group, Inc. (b)	25,000	179,287
SMC Corp.	3,500	1,851,297
SoftBank Corp.	176,300	2,028,868
SoftBank Group Corp.	75,900	2,980,665
Sompo Holdings, Inc.	20,499	811,636
Sony Group Corp.	78,800	7,147,085
Square Enix Holdings Co., Ltd.	6,500	311,591
Subaru Corp.	37,600	600,415
SUMCO Corp.	22,600	339,148
Sumitomo Chemical Co., Ltd.	93,200	312,761
Sumitomo Corp.	70,200	1,240,392
Sumitomo Electric Industries, Ltd.	45,834	587,495
Sumitomo Metal Mining Co., Ltd.	16,600	633,254
Sumitomo Mitsui Financial Group, Inc.	79,500	3,180,206
Sumitomo Mitsui Trust Holdings, Inc.	19,426	663,932
Sumitomo Realty & Development Co., Ltd.	20,300	456,816
Suntory Beverage & Food, Ltd.	6,700	249,104
Suzuki Motor Corp.	23,000	835,170
Sysmex Corp.	10,800	707,316
T&D Holdings, Inc.	34,000	421,364
Taisei Corp. (b)	10,300	317,683
Takeda Pharmaceutical Co., Ltd.	91,048	2,983,452
TDK Corp.	22,400	801,980
Terumo Corp.	41,500	1,117,702
TIS, Inc.	11,200	295,345
Tobu Railway Co., Ltd.	12,400	295,952
Toho Co., Ltd.	8,500	324,715
Tokio Marine Holdings, Inc.	114,500	2,202,472
Tokyo Electric Power Co. Holdings, Inc. (a)	94,500	336,474
Tokyo Electron, Ltd.	27,600	3,366,716
Tokyo Gas Co., Ltd.	26,000	488,432
Tokyu Corp.	32,900	436,515
TOPPAN, Inc.	17,200	345,669
Toray Industries, Inc.	85,900	489,932
Toshiba Corp.	25,100	839,074
Tosoh Corp.	18,900	256,189
TOTO, Ltd.	10,400	347,606
Toyota Industries Corp.	7,900	438,877
Toyota Motor Corp.	654,000	9,287,795
Toyota Tsusho Corp.	13,900	591,069
Trend Micro, Inc.	8,900	435,309
Unicharm Corp.	25,800	1,058,007
USS Co., Ltd.	13,200	228,259
West Japan Railway Co.	14,600	600,029
Yakult Honsha Co., Ltd.	7,100	514,946
Yamaha Corp.	9,100	350,395
Yamaha Motor Co., Ltd.	18,700	488,859
Yamato Holdings Co., Ltd.	18,300	313,166
Yaskawa Electric Corp.	14,600	638,202
Yokogawa Electric Corp.	16,300	264,689
Z Holdings Corp. (b)	120,500	341,113
ZOZO, Inc.	8,400	191,645

		205,255,554

BHFTII-179

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Jordan—0.0%
Hikma Pharmaceuticals plc	11,270	$233,853

Luxembourg—0.2%
ArcelorMittal S.A.	32,844	997,739
Eurofins Scientific SE	8,661	582,166
Tenaris S.A.	27,400	390,383

		1,970,288

Macau—0.1%
Sands China, Ltd. (a)	176,400	615,677

Netherlands—5.6%
ABN AMRO Bank NV GDR	25,269	402,093
Adyen NV (a)	1,345	2,136,489
Aegon NV	111,025	477,996
Akzo Nobel NV	10,339	808,433
Argenx SE (a)	3,256	1,211,359
ASM International NV	2,848	1,158,631
ASML Holding NV	24,962	17,087,076
Euronext NV	5,789	444,073
EXOR NV (a)	5,925	489,122
Heineken Holding NV	7,134	656,489
Heineken NV	15,414	1,662,374
IMCD NV	3,850	631,240
ING Groep NV	227,119	2,706,910
JDE Peet’s NV	5,438	158,457
Just Eat Takeaway.com NV (a)	13,092	250,707
Koninklijke Ahold Delhaize NV	65,276	2,236,809
Koninklijke DSM NV	11,244	1,331,347
Koninklijke KPN NV	204,544	723,726
Koninklijke Philips NV	52,734	964,436
NN Group NV	17,632	640,883
OCI NV	6,992	237,776
Randstad NV (b)	8,273	492,015
Shell plc	437,022	12,543,346
Stellantis NV (Milan-Traded Shares)	136,797	2,493,627
Universal Music Group NV	47,580	1,204,939
Wolters Kluwer NV	16,035	2,027,079

		55,177,432

New Zealand—0.2%
Auckland International Airport, Ltd. (a)	82,113	447,270
Fisher & Paykel Healthcare Corp., Ltd.	35,762	597,632
Mercury NZ, Ltd.	47,715	188,713
Meridian Energy, Ltd.	80,631	265,442
Spark New Zealand, Ltd.	82,487	261,746
Xero, Ltd. (a)	8,809	534,158

		2,294,961

Norway—0.6%
Aker BP ASA	20,886	512,310
DNB Bank ASA	53,584	960,849
Equinor ASA	57,039	1,621,631
Gjensidige Forsikring ASA	14,357	235,206
Kongsberg Gruppen ASA	6,272	253,239

Norway—(Continued)
Mowi ASA	23,708	438,909
Norsk Hydro ASA	75,203	562,201
Orkla ASA	49,268	349,862
Salmar ASA	4,072	177,670
Telenor ASA	48,193	565,580
Yara International ASA	10,920	475,285

		6,152,742

Portugal—0.2%
EDP - Energias de Portugal S.A.	163,624	893,202
Galp Energia SGPS S.A.	33,266	378,112
Jeronimo Martins SGPS S.A.	18,255	428,867

		1,700,181

Singapore—1.2%
Ascendas Real Estate Investment Trust (REIT)	166,644	360,137
CapitaLand Integrated Commercial Trust (REIT)	259,642	388,054
Capitaland Investment, Ltd.	170,600	474,670
City Developments, Ltd.	27,200	151,229
DBS Group Holdings, Ltd.	115,867	2,882,259
Genting Singapore, Ltd.	207,600	175,174
Grab Holdings, Ltd. - Class A (a)	73,200	220,332
Jardine Cycle & Carriage, Ltd.	6,000	141,868
Keppel Corp., Ltd.	86,000	364,845
Mapletree Logistics Trust	208,449	269,233
Mapletree Pan Asia Commercial Trust	145,900	198,355
Oversea-Chinese Banking Corp., Ltd.	213,264	1,990,473
Sembcorp Marine, Ltd. (a)	1,641,312	147,140
Singapore Airlines, Ltd.	87,540	377,894
Singapore Exchange, Ltd.	54,400	386,121
Singapore Technologies Engineering, Ltd.	106,000	292,752
Singapore Telecommunications, Ltd.	469,420	870,673
United Overseas Bank, Ltd.	74,792	1,679,801
UOL Group, Ltd.	32,900	172,207
Venture Corp., Ltd.	20,500	273,324
Wilmar International, Ltd.	144,000	457,417

		12,273,958

South Africa—0.3%
Anglo American plc	80,757	2,679,032

Spain—2.6%
Acciona S.A.	1,638	328,807
ACS Actividades de Construccion y Servicios S.A.	12,220	390,088
Aena SME S.A. (a)	5,006	812,010
Amadeus IT Group S.A. (a)	26,876	1,802,763
Banco Bilbao Vizcaya Argentaria S.A. (b)	378,657	2,710,079
Banco Santander S.A. (b)	1,039,920	3,880,881
CaixaBank S.A. (b)	262,418	1,023,467
Cellnex Telecom S.A.	35,254	1,374,757
Corp. ACCIONA Energias Renovables S.A.	4,320	167,887
EDP Renovaveis S.A.	18,903	434,183
Enagas S.A.	15,136	291,282
Endesa S.A.	16,585	360,785
Ferrovial S.A.	31,961	941,887

BHFTII-180

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Grifols S.A. (a)	21,632	$214,418
Iberdrola S.A.	380,382	4,746,659
Industria de Diseno Textil S.A.	65,515	2,204,137
Naturgy Energy Group S.A. (b)	9,652	291,053
Red Electrica Corp. S.A.	21,616	380,919
Repsol S.A.	87,577	1,350,528
Siemens Gamesa Renewable Energy S.A. (a)	12,710	249,248
Telefonica S.A.	323,559	1,398,729

		25,354,567

Sweden—3.0%
Alfa Laval AB (b)	19,004	679,675
Assa Abloy AB - Class B	63,945	1,536,708
Atlas Copco AB - A Shares	166,228	2,109,444
Atlas Copco AB - B Shares	102,140	1,175,476
Boliden AB	16,516	650,182
Electrolux AB - Series B	17,118	207,923
Embracer Group AB (a)	36,038	169,226
Epiroc AB - A Shares	42,693	848,498
Epiroc AB - B Shares	24,398	416,268
EQT AB	22,013	450,656
Essity AB - Class B (b)	38,912	1,113,769
Evolution AB	11,608	1,558,946
Fastighets AB Balder - B Shares (a)	39,070	160,960
Getinge AB - B Shares	15,453	377,911
H & M Hennes & Mauritz AB - B Shares	40,571	579,830
Hexagon AB - B Shares	116,077	1,336,949
Holmen AB - B Shares	6,226	240,122
Husqvarna AB - B Shares	25,677	223,320
Industrivarden AB - A Shares	9,265	250,624
Industrivarden AB - C Shares	10,214	275,854
Indutrade AB	18,127	385,439
Investment AB Latour - B Shares	10,798	220,259
Investor AB - A Shares	27,084	553,395
Investor AB - B Shares	112,714	2,247,424
Kinnevik AB - B Shares (a)	17,515	262,702
L E Lundbergforetagen AB - B Shares	4,755	215,639
Lifco AB - B Shares	15,748	339,362
Nibe Industrier AB - B Shares	88,393	1,008,941
Sagax AB - Class B	10,880	251,690
Sandvik AB	65,549	1,394,277
Securitas AB - B Shares	33,726	300,981
Skandinaviska Enskilda Banken AB - Class A (b)	96,808	1,068,632
Skanska AB - B Shares (b)	16,847	258,334
SKF AB - B Shares	25,976	513,049
Svenska Cellulosa AB SCA - Class B (b)	40,209	529,275
Svenska Handelsbanken AB - A Shares (b)	85,696	742,414
Swedbank AB - A Shares (b)	57,325	941,642
Swedish Orphan Biovitrum AB (a)	11,210	261,514
Tele2 AB - B Shares	34,110	340,129
Telefonaktiebolaget LM Ericsson - B Shares (b)	172,299	1,013,079
Telia Co. AB	164,601	418,640
Volvo AB - A Shares	14,069	303,438
Volvo AB - B Shares (b)	90,508	1,868,524
Volvo Car AB - Class B (a)	39,547	173,195

		29,974,315

Switzerland—10.3%
ABB, Ltd.	98,885	3,396,167
Adecco Group AG	10,992	400,686
Alcon, Inc.	30,966	2,200,447
Bachem Holding AG - Class B	2,095	211,089
Baloise Holding AG	2,719	424,915
Banque Cantonale Vaudoise	1,980	187,070
Barry Callebaut AG	251	533,705
BKW AG	1,390	218,814
Chocoladefabriken Lindt & Spruengli AG	7	827,730
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	60	710,939
Cie Financiere Richemont S.A. - Class A	32,658	5,243,129
Clariant AG (a)	13,958	231,970
Coca-Cola HBC AG (a)	13,800	378,373
Credit Suisse Group AG (a)	220,598	199,062
EMS-Chemie Holding AG	423	350,074
Geberit AG	2,335	1,307,768
Givaudan S.A.	587	1,915,725
Glencore plc	637,791	3,677,119
Holcim AG (a)	33,310	2,152,021
Julius Baer Group, Ltd.	13,191	904,564
Kuehne & Nagel International AG	3,244	969,627
Logitech International S.A.	9,636	560,694
Lonza Group AG	4,646	2,798,689
Nestle S.A.	170,282	20,819,340
Novartis AG	133,844	12,306,362
Partners Group Holding AG	1,364	1,287,999
Roche Holding AG	43,503	12,469,089
Roche Holding AG (Bearer Shares)	1,770	533,105
Schindler Holding AG	1,428	302,022
Schindler Holding AG (Participation Certificate)	2,283	505,796
SGS S.A.	404	888,947
SIG Group AG (a)	19,990	515,054
Sika AG	8,960	2,518,802
Sonova Holding AG	3,130	924,400
STMicroelectronics NV	41,498	2,223,975
Straumann Holding AG	7,396	1,110,865
Swatch Group AG (The)	2,315	146,905
Swatch Group AG (The) - Bearer Shares	1,701	585,771
Swiss Life Holding AG	1,869	1,154,242
Swiss Prime Site AG	4,615	384,795
Swiss Re AG	18,648	1,920,998
Swisscom AG	1,510	964,951
Temenos AG	4,465	311,273
UBS Group AG	206,489	4,366,936
VAT Group AG	1,824	659,956
Zurich Insurance Group AG	9,322	4,467,330

		101,169,290

Taiwan—0.2%
Sea, Ltd. (ADR) (a)	23,800	2,059,890

United Arab Emirates—0.0%
NMC Health plc (a) (c) (d)	7,569	0

BHFTII-181

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—12.0%
3i Group plc	62,170	$1,299,346
abrdn plc	100,841	254,548
Admiral Group plc	11,968	301,941
Ashtead Group plc	28,006	1,719,841
Associated British Foods plc	23,588	567,423
AstraZeneca plc	95,947	13,348,226
Auto Trader Group plc	59,168	452,005
Aviva plc	164,006	821,670
BAE Systems plc	191,274	2,324,175
Barclays plc	960,701	1,738,574
Barratt Developments plc	69,622	402,949
Berkeley Group Holdings plc	7,129	370,719
BP plc	1,123,692	7,130,468
British American Tobacco plc	130,292	4,576,600
British Land Co. plc (The) (REIT)	61,629	296,612
BT Group plc	356,138	642,301
Bunzl plc	20,033	758,724
Burberry Group plc	23,361	749,226
CNH Industrial NV	67,912	1,040,741
Coca-Cola Europacific Partners plc	13,100	775,389
Compass Group plc	111,364	2,806,599
Croda International plc	8,925	718,546
DCC plc	7,008	409,960
Diageo plc	139,461	6,238,581
Entain plc	39,400	614,598
Experian plc	57,153	1,885,550
Haleon plc	303,120	1,212,104
Halma plc	22,415	620,234
Hargreaves Lansdown plc	27,409	271,884
HSBC Holdings plc (Hong Kong-Traded Shares)	1,232,273	8,408,789
Imperial Brands plc	58,302	1,343,878
Informa plc	90,924	778,793
InterContinental Hotels Group plc	11,718	771,750
Intertek Group plc	9,159	460,120
J Sainsbury plc	108,899	375,872
JD Sports Fashion plc	159,698	352,423
Johnson Matthey plc	11,701	287,413
Kingfisher plc	103,242	334,357
Land Securities Group plc (REIT)	46,621	359,164
Legal & General Group plc	365,339	1,083,110
Lloyds Banking Group plc	4,165,923	2,463,347
London Stock Exchange Group plc	24,151	2,352,520
M&G plc	106,044	260,341
Melrose Industries plc	179,994	371,846
Mondi plc	29,085	462,073
National Grid plc	224,736	3,057,534
NatWest Group plc	329,089	1,077,745
Next plc	8,268	673,447
Ocado Group plc (a)	33,748	224,496
Pearson plc	43,799	458,148
Persimmon plc	22,805	355,501
Phoenix Group Holdings plc	49,751	336,860
Prudential plc	170,186	2,332,892
Reckitt Benckiser Group plc	44,770	3,409,240
RELX plc	118,921	3,858,650
Rentokil Initial plc	154,878	1,135,051
Rio Tinto plc	70,269	4,773,495

United Kingdom—(Continued)
Rolls-Royce Holdings plc (a)	444,069	822,055
Sage Group plc (The)	62,616	601,353
Schroders plc	46,288	264,378
Segro plc (REIT)	79,379	757,287
Severn Trent plc	17,094	608,557
Smith & Nephew plc	58,520	816,093
Smiths Group plc	19,606	416,460
Spirax-Sarco Engineering plc	4,349	639,706
SSE plc	70,245	1,568,292
St. James’s Place plc	38,927	584,512
Standard Chartered plc	150,401	1,147,007
Taylor Wimpey plc	130,805	193,131
Tesco plc	458,331	1,506,378
Unilever plc	156,667	8,135,334
United Utilities Group plc	38,342	502,550
Vodafone Group plc	1,543,355	1,709,793
Whitbread plc	13,755	509,262
WPP plc	66,140	786,512

		118,077,049

United States—0.5%
GSK plc	251,855	4,502,308
QIAGEN NV (a)	15,184	691,458

		5,193,766

Total Common Stocks (Cost $729,121,944)		946,739,994

Mutual Funds—1.7%

United States—1.7%
iShares MSCI EAFE ETF (b) (e) (Cost $16,063,484)	229,000	16,378,080

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke AG	3,581	366,963
Dr. Ing HC F Porsche AG (a)	7,443	954,302
Henkel AG & Co. KGaA	11,026	863,180
Porsche Automobil Holding SE	9,628	553,563
Sartorius AG	1,542	648,377
Volkswagen AG	11,064	1,512,446

Total Preferred Stocks (Cost $4,205,126)		4,898,831

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (a) (Cost $0)	78,908	99,331

BHFTII-182

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investments—1.1%

Security Description	Principal Amount*	Value

U.S. Treasury—1.1%
U.S. Treasury Bills
3.526%, 04/04/23 (f)	825,000	$824,895
3.770%, 04/18/23 (f)	10,000,000	9,981,021

Total Short-Term Investments (Cost $10,806,123)		10,805,916

Securities Lending Reinvestments (g)—3.0%

Repurchase Agreements—1.6%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $900,362; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $921,225.	900,000	900,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $102,358.	100,000	100,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $3,001,203; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $3,273,950; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $3,338,094.	3,272,641	3,272,641
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,001,205; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,073,439.	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $600,482; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $614,688.	600,000	600,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $2,601,788; collateralized by various Common Stock with an aggregate market value of $2,890,081.	2,600,000	2,600,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $1,100,456; collateralized by various Common Stock with an aggregate market value of $1,223,066.	1,100,000	1,100,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $102,109.	100,000	$100,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $500,205; collateralized by various Common Stock with an aggregate market value of $555,812.	500,000	500,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $300,410; collateralized by various Common Stock with an aggregate market value of $334,078.	300,000	300,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $500,204; collateralized by various Common Stock with an aggregate market value of $561,399.	500,000	500,000

		15,972,641

Time Deposits—0.2%
Barclays (NY) 4.830%, 04/03/23	1,000,000	1,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	1,000,000	1,000,000

		2,000,000

Mutual Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (h)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (h)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (h)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (h)	4,000,000	4,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $29,972,641)		29,972,641

Total Investments—102.4% (Cost $790,169,318)		1,008,894,793
Other assets and liabilities (net)—(2.4)%		(23,859,843)

Net Assets—100.0%		$985,034,950

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $45,806,855 and the collateral received consisted of cash in the amount of $29,972,641 and non-cash collateral with a value of $19,850,997. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $5,721,600.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Pharmaceuticals	8.9
Banks	8.8
Insurance	4.8
Oil, Gas & Consumable Fuels	4.3
Metals & Mining	3.5
Textiles, Apparel & Luxury Goods	3.4
Semiconductors & Semiconductor Equipment	3.2
Food Products	3.2
Automobiles	3.1
Chemicals	3.0

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/16/23	116	USD	12,159,700	$250,899

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$70,189,979	$—	$70,189,979
Austria	—	1,676,101	—	1,676,101
Belgium	—	8,483,054	—	8,483,054
Chile	—	528,711	—	528,711
China	202,215	5,238,142	—	5,440,357
Denmark	—	29,115,322	—	29,115,322
Finland	—	11,440,842	—	11,440,842
France	—	115,018,468	—	115,018,468
Germany	—	76,385,459	—	76,385,459
Hong Kong	—	23,743,390	—	23,743,390
Ireland	506,070	7,990,577	—	8,496,647
Israel	2,046,615	4,320,199	—	6,366,814
Italy	—	19,672,295	—	19,672,295
Japan	—	205,255,554	—	205,255,554
Jordan	—	233,853	—	233,853
Luxembourg	—	1,970,288	—	1,970,288
Macau	—	615,677	—	615,677
Netherlands	—	55,177,432	—	55,177,432
New Zealand	—	2,294,961	—	2,294,961
Norway	—	6,152,742	—	6,152,742
Portugal	—	1,700,181	—	1,700,181
Singapore	220,332	12,053,626	—	12,273,958
South Africa	—	2,679,032	—	2,679,032
Spain	—	25,354,567	—	25,354,567
Sweden	—	29,974,315	—	29,974,315
Switzerland	—	101,169,290	—	101,169,290
Taiwan	2,059,890	—	—	2,059,890
United Arab Emirates	—	—	0	0
United Kingdom	775,389	117,301,660	—	118,077,049
United States	—	5,193,766	—	5,193,766
Total Common Stocks	5,810,511	940,929,483	0	946,739,994
Total Mutual Funds*	16,378,080	—	—	16,378,080
Total Preferred Stocks*	—	4,898,831	—	4,898,831
Total Warrants*	99,331	—	—	99,331
Total Short-Term Investments*	—	10,805,916	—	10,805,916
Securities Lending Reinvestments
Repurchase Agreements	—	15,972,641	—	15,972,641
Time Deposits	—	2,000,000	—	2,000,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	17,972,641	—	29,972,641
Total Investments	$34,287,922	$974,606,871	$0	$1,008,894,793

Collateral for Securities Loaned (Liability)	$—	$(29,972,641)	$—	$(29,972,641)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$250,899	$—	$—	$250,899

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTII-185

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
AAR Corp. (a)	10,902	$594,704
Aerojet Rocketdyne Holdings, Inc. (a) (b)	26,578	1,492,886
AeroVironment, Inc. (a)	8,452	774,710
AerSale Corp. (a)	8,754	150,744
Archer Aviation, Inc. - Class A (a) (b)	46,613	133,313
Astronics Corp. (a)	9,068	121,149
Cadre Holdings, Inc. (b)	6,188	133,290
Ducommun, Inc. (a)	3,735	204,342
Kaman Corp.	8,733	199,636
Kratos Defense & Security Solutions, Inc. (a)	42,530	573,305
Maxar Technologies, Inc.	24,651	1,258,680
Moog, Inc. - Class A	9,540	961,155
National Presto Industries, Inc. (b)	1,752	126,302
Park Aerospace Corp.	7,125	95,831
Parsons Corp. (a)	11,334	507,083
Rocket Lab USA, Inc. (a) (b)	74,509	301,016
Triumph Group, Inc. (a)	22,281	258,237
V2X, Inc. (a)	3,920	155,702
Virgin Galactic Holdings, Inc. (a) (b)	73,373	297,161

		8,339,246

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	20,568	428,431
Forward Air Corp.	8,967	966,284
Hub Group, Inc. - Class A (a)	10,763	903,446
Radiant Logistics, Inc. (a)	12,471	81,810

		2,379,971

Automobile Components—1.4%
Adient plc (a)	31,676	1,297,449
American Axle & Manufacturing Holdings, Inc. (a)	34,272	267,664
Dana, Inc.	43,537	655,232
Dorman Products, Inc. (a)	9,015	777,634
Fox Factory Holding Corp. (a) (b)	14,199	1,723,333
Gentherm, Inc. (a)	11,505	695,132
Goodyear Tire & Rubber Co. (The) (a) (b)	95,413	1,051,451
Holley, Inc. (a) (b)	20,003	54,808
LCI Industries	8,570	941,586
Luminar Technologies, Inc. (a) (b)	86,015	558,237
Modine Manufacturing Co. (a)	17,537	404,228
Motorcar Parts of America, Inc. (a) (b)	6,814	50,696
Patrick Industries, Inc.	7,300	502,313
Solid Power, Inc. (a) (b)	47,374	142,596
Standard Motor Products, Inc.	6,921	255,454
Stoneridge, Inc. (a)	9,252	173,013
Visteon Corp. (a)	9,437	1,480,005
XPEL, Inc. (a) (b)	7,296	495,763

		11,526,594

Automobiles—0.2%
Canoo, Inc. (a) (b)	107,415	70,099
Faraday Future Intelligent Electric, Inc. (a) (b)	187,160	66,273
Fisker, Inc. (a) (b)	58,292	357,913
Lordstown Motors Corp. - Class A (a) (b)	10,282	6,818
Mullen Automotive, Inc. (a)	346,876	45,545

Automobiles—(Continued)
Winnebago Industries, Inc. (b)	10,071	581,097
Workhorse Group, Inc. (a) (b)	51,389	68,347

		1,196,092

Banks—8.2%
1st Source Corp.	5,221	225,286
ACNB Corp. (b)	2,906	94,590
Amalgamated Financial Corp.	5,989	105,945
Amerant Bancorp, Inc.	9,340	203,238
American National Bankshares, Inc. (b)	3,251	103,057
Ameris Bancorp	22,232	813,247
Arrow Financial Corp.	4,906	122,208
Associated Banc-Corp.	50,625	910,237
Atlantic Union Bankshares Corp. (b)	24,751	867,523
Axos Financial, Inc. (a)	19,507	720,198
Banc of California, Inc.	18,927	237,155
BancFirst Corp.	6,618	549,956
Bancorp, Inc. (The) (a)	18,070	503,249
Bank First Corp. (b)	2,614	192,338
Bank of Marin Bancorp	5,192	113,653
Bank of NT Butterfield & Son, Ltd. (The)	17,296	466,992
BankUnited, Inc.	26,380	595,660
Bankwell Financial Group, Inc. (b)	1,932	48,030
Banner Corp.	11,395	619,546
Bar Harbor Bankshares (b)	5,292	139,973
BayCom Corp. (b)	4,420	75,494
BCB Bancorp, Inc. (b)	4,956	65,072
Berkshire Hills Bancorp, Inc. (b)	14,603	365,951
Blue Foundry Bancorp (a) (b)	11,482	109,309
Blue Ridge Bankshares, Inc.	7,472	76,214
Bridgewater Bancshares, Inc. (a)	6,071	65,810
Brookline Bancorp, Inc.	30,220	317,305
Business First Bancshares, Inc.	7,980	136,697
Byline Bancorp, Inc.	8,821	190,710
Cadence Bank	61,141	1,269,287
Cambridge Bancorp	2,176	141,027
Camden National Corp. (b)	4,522	163,651
Capital Bancorp, Inc. (b)	3,124	51,983
Capital City Bank Group, Inc.	4,547	133,273
Capitol Federal Financial, Inc.	43,042	289,673
Capstar Financial Holdings, Inc. (b)	7,899	119,670
Carter Bankshares, Inc. (a) (b)	8,108	113,512
Cathay General Bancorp	23,492	810,944
Central Pacific Financial Corp.	8,161	146,082
Citizens & Northern Corp. (b)	6,038	129,092
City Holding Co. (b)	4,787	435,043
Civista Bancshares, Inc.	5,230	88,282
CNB Financial Corp.	6,782	130,214
Coastal Financial Corp. (a) (b)	3,437	123,766
Colony Bankcorp, Inc. (b)	5,639	57,518
Columbia Financial, Inc. (a) (b)	11,020	201,446
Community Bank System, Inc.	17,926	940,936
Community Trust Bancorp, Inc.	5,081	192,824
ConnectOne Bancorp, Inc.	12,128	214,423
CrossFirst Bankshares, Inc. (a)	16,519	173,119
Customers Bancorp, Inc. (a) (b)	10,596	196,238

BHFTII-186

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
CVB Financial Corp. (b)	44,953	$749,816
Dime Community Bancshares, Inc. (b)	11,336	257,554
Eagle Bancorp, Inc.	9,983	334,131
Eastern Bankshares, Inc.	54,127	683,083
Enterprise Bancorp, Inc. (b)	3,354	105,517
Enterprise Financial Services Corp.	11,710	522,149
Equity Bancshares, Inc. - Class A (b)	4,632	112,882
Esquire Financial Holdings, Inc.	2,392	93,527
Farmers & Merchants Bancorp, Inc. (b)	4,130	100,442
Farmers National Banc Corp. (b)	11,007	139,128
FB Financial Corp.	12,217	379,704
Financial Institutions, Inc.	4,838	93,277
First Bancorp	12,931	459,309
First Bancorp, Inc. (The) (b)	3,758	97,295
First BanCorp/Puerto Rico	59,904	684,104
First Bancshares, Inc. (The)	8,354	215,784
First Bank/Hamilton NJ (b)	5,582	56,378
First Busey Corp.	16,699	339,658
First Business Financial Services, Inc.	2,763	84,299
First Commonwealth Financial Corp. (b)	34,297	426,312
First Community Bankshares, Inc.	5,650	141,532
First Financial Bancorp	31,251	680,334
First Financial Bankshares, Inc. (b)	43,284	1,380,760
First Financial Corp.	3,977	149,058
First Foundation, Inc.	17,120	127,544
First Internet Bancorp	3,385	56,360
First Interstate BancSystem, Inc. - Class A	30,131	899,712
First Merchants Corp.	19,730	650,103
First Mid Bancshares, Inc. (b)	6,036	164,300
First of Long Island Corp. (The)	7,996	107,946
First Western Financial, Inc. (a) (b)	2,729	54,034
Five Star Bancorp	5,331	113,764
Flushing Financial Corp.	10,410	155,005
Fulton Financial Corp.	53,477	739,052
FVCBankcorp, Inc. (a) (b)	5,163	54,986
German American Bancorp, Inc. (b)	9,350	312,009
Glacier Bancorp, Inc.	37,735	1,585,247
Great Southern Bancorp, Inc. (b)	3,405	172,565
Greene County Bancorp, Inc. (b)	2,424	54,976
Guaranty Bancshares, Inc. (b)	2,906	80,990
Hancock Whitney Corp.	28,838	1,049,703
Hanmi Financial Corp.	9,877	183,416
HarborOne Bancrop, Inc.	16,612	202,666
HBT Financial, Inc.	3,470	68,428
Heartland Financial USA, Inc.	13,834	530,672
Heritage Commerce Corp.	20,117	167,575
Heritage Financial Corp.	12,295	263,113
Hilltop Holdings, Inc.	17,172	509,493
Hingham Institution for Savings (The) (b)	473	110,417
Home Bancorp, Inc.	2,776	91,691
Home BancShares, Inc. (b)	63,382	1,376,023
HomeStreet, Inc.	6,963	125,264
HomeTrust Bancshares, Inc. (b)	5,432	133,573
Hope Bancorp, Inc.	39,512	388,008
Horizon Bancorp	12,060	133,384
Independent Bank Corp. /MA	15,176	995,849
Independent Bank Corp. /MI	7,375	131,054

Banks—(Continued)
Independent Bank Group, Inc.	11,996	556,015
International Bancshares Corp.	18,077	774,057
John Marshall Bancorp, Inc.	4,296	92,794
Kearny Financial Corp. (b)	20,150	163,618
Lakeland Bancorp, Inc.	21,117	330,270
Lakeland Financial Corp. (b)	8,350	523,044
Live Oak Bancshares, Inc.	11,266	274,552
Luther Burbank Corp.	5,087	48,225
Macatawa Bank Corp. (b)	9,068	92,675
Mercantile Bank Corp.	5,350	163,603
Metrocity Bankshares, Inc.	5,632	96,251
Metropolitan Bank Holding Corp. (a)	3,249	110,109
Mid Penn Bancorp, Inc. (b)	5,091	130,381
Midland States Bancorp, Inc.	6,845	146,620
MidWestOne Financial Group, Inc.	4,795	117,094
MVB Financial Corp. (b)	3,791	78,246
National Bank Holdings Corp. - Class A	10,343	346,077
NBT Bancorp, Inc. (b)	14,003	472,041
Nicolet Bankshares, Inc. (a) (b)	4,330	273,006
Northeast Bank (b)	2,320	78,091
Northfield Bancorp, Inc.	15,870	186,949
Northwest Bancshares, Inc. (b)	40,957	492,713
OceanFirst Financial Corp.	20,664	381,871
OFG Bancorp	15,488	386,271
Old National Bancorp	99,968	1,441,539
Old Second Bancorp, Inc.	14,378	202,155
Origin Bancorp, Inc.	7,487	240,707
Orrstown Financial Services, Inc.	3,982	79,083
Pacific Premier Bancorp, Inc.	31,429	754,925
Park National Corp. (b)	4,856	575,776
Parke Bancorp, Inc. (b)	3,496	62,159
Pathward Financial, Inc.	8,862	367,684
PCB Bancorp (b)	4,027	58,351
Peapack Gladstone Financial Corp. (b)	6,072	179,853
Peoples Bancorp, Inc. (b)	9,666	248,899
Peoples Financial Services Corp. (b)	2,533	109,806
Pioneer Bancorp, Inc. (a) (b)	3,994	39,381
Preferred Bank	4,747	260,183
Premier Financial Corp.	11,932	247,350
Primis Financial Corp. (b)	7,589	73,082
Provident Financial Services, Inc.	24,532	470,524
QCR Holdings, Inc.	4,925	216,257
RBB Bancorp (b)	4,676	72,478
Red River Bancshares, Inc. (b)	1,618	77,842
Renasant Corp.	17,894	547,199
Republic Bancorp, Inc. - Class A	3,075	130,472
S&T Bancorp, Inc. (b)	13,516	425,078
Sandy Spring Bancorp, Inc.	15,275	396,844
Seacoast Banking Corp. of Florida	24,327	576,550
ServisFirst Bancshares, Inc. (b)	16,614	907,623
Shore Bancshares, Inc.	6,088	86,937
Sierra Bancorp	5,841	100,582
Simmons First National Corp. - Class A	41,014	717,335
SmartFinancial, Inc. (b)	5,462	126,391
South Plains Financial, Inc.	3,888	83,242
Southern First Bancshares, Inc. (a) (b)	2,574	79,022
Southern Missouri Bancorp, Inc.	3,031	113,390

BHFTII-187

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Southside Bancshares, Inc. (b)	10,581	$351,289
SouthState Corp.	25,250	1,799,315
Stellar Bancorp, Inc. (b)	15,697	386,303
Stock Yards Bancorp, Inc. (b)	9,642	531,660
Summit Financial Group, Inc.	4,159	86,299
Texas Capital Bancshares, Inc. (a)	16,203	793,299
Third Coast Bancshares, Inc. (a) (b)	4,809	75,549
Tompkins Financial Corp.	4,590	303,904
Towne Bank	23,282	620,465
TriCo Bancshares	10,668	443,682
Triumph Bancorp, Inc. (a)	7,535	437,482
TrustCo Bank Corp.	5,837	186,434
Trustmark Corp. (b)	20,462	505,411
UMB Financial Corp.	14,557	840,230
United Bankshares, Inc. (b)	44,009	1,549,117
United Community Banks, Inc. (b)	35,232	990,724
Unity Bancorp, Inc. (b)	2,408	54,926
Univest Financial Corp.	9,428	223,821
USCB Financial Holdings, Inc. (a) (b)	4,187	41,409
Valley National Bancorp	144,649	1,336,557
Veritex Holdings, Inc.	17,694	323,092
Washington Federal, Inc.	22,314	672,098
Washington Trust Bancorp, Inc.	5,542	192,086
WesBanco, Inc.	19,306	592,694
West Bancorp, Inc. (b)	5,498	100,448
Westamerica Bancorp	8,792	389,486
WSFS Financial Corp.	20,665	777,211

		66,219,864

Beverages—0.6%
Celsius Holdings, Inc. (a) (b)	18,677	1,735,840
Coca-Cola Consolidated, Inc.	1,600	856,128
Duckhorn Portfolio, Inc. (The) (a)	13,689	217,655
MGP Ingredients, Inc. (b)	4,809	465,127
National Beverage Corp. (a) (b)	8,223	433,517
Primo Water Corp.	54,035	829,437
Vita Coco Co., Inc. (The) (a) (b)	10,537	206,736

		4,744,440

Biotechnology—6.4%
2seventy bio, Inc. (a)	13,397	136,649
4D Molecular Therapeutics, Inc. (a)	11,182	192,219
ACADIA Pharmaceuticals, Inc. (a)	40,490	762,022
Acrivon Therapeutics, Inc. (a) (b)	3,260	41,369
Adicet Bio, Inc. (a) (b)	10,288	59,259
ADMA Biologics, Inc. (a) (b)	70,877	234,603
Aerovate Therapeutics, Inc. (a)	3,363	67,832
Agenus, Inc. (a)	81,969	124,593
Agios Pharmaceuticals, Inc. (a) (b)	18,399	422,625
Akero Therapeutics, Inc. (a)	11,758	449,861
Alector, Inc. (a) (b)	20,549	127,198
Alkermes plc (a)	54,590	1,538,892
Allogene Therapeutics, Inc. (a) (b)	26,931	133,039
Allovir, Inc. (a) (b)	10,797	42,540
Alpine Immune Sciences, Inc. (a) (b)	7,737	59,730
Amicus Therapeutics, Inc. (a)	94,876	1,052,175

Biotechnology—(Continued)
AnaptysBio, Inc. (a) (b)	7,034	153,060
Anavex Life Sciences Corp. (a) (b)	23,292	199,612
Anika Therapeutics, Inc. (a)	4,948	142,107
Apellis Pharmaceuticals, Inc. (a) (b)	31,501	2,077,806
Arbutus Biopharma Corp. (a) (b)	38,721	117,325
Arcellx, Inc. (a) (b)	10,885	335,367
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,412	177,666
Arcus Biosciences, Inc. (a) (b)	17,324	315,990
Arcutis Biotherapeutics, Inc. (a) (b)	14,052	154,572
Arrowhead Pharmaceuticals, Inc. (a)	34,801	883,945
Atara Biotherapeutics, Inc. (a) (b)	32,193	93,360
Aura Biosciences, Inc. (a) (b)	7,130	66,166
Aurinia Pharmaceuticals, Inc. (a)	46,041	504,609
Avid Bioservices, Inc. (a)	20,292	380,678
Avidity Biosciences, Inc. (a) (b)	22,019	337,992
Beam Therapeutics, Inc. (a) (b)	21,424	656,003
BioCryst Pharmaceuticals, Inc. (a) (b)	62,014	517,197
Biohaven, Ltd. (a) (b)	21,767	297,337
Bioxcel Therapeutics, Inc. (a) (b)	6,276	117,110
Bluebird Bio, Inc. (a)	34,986	111,255
Blueprint Medicines Corp. (a)	20,651	929,088
Bridgebio Pharma, Inc. (a) (b)	35,554	589,485
C4 Therapeutics, Inc. (a)	19,683	61,805
CareDx, Inc. (a) (b)	17,647	161,294
Caribou Biosciences, Inc. (a) (b)	19,951	105,940
Catalyst Pharmaceuticals, Inc. (a)	32,720	542,498
Celldex Therapeutics, Inc. (a)	15,155	545,277
Cerevel Therapeutics Holdings, Inc. (a) (b)	19,567	477,239
Chinook Therapeutics, Inc. (a)	17,120	396,328
Cogent Biosciences, Inc. (a) (b)	21,981	237,175
Coherus Biosciences, Inc. (a)	25,327	173,237
Crinetics Pharmaceuticals, Inc. (a)	18,192	292,164
CTI BioPharma Corp. (a) (b)	31,483	132,229
Cullinan Oncology, Inc. (a) (b)	10,835	110,842
Cytokinetics, Inc. (a) (b)	27,587	970,787
Day One Biopharmaceuticals, Inc. (a) (b)	10,021	133,981
Deciphera Pharmaceuticals, Inc. (a) (b)	17,465	269,834
Denali Therapeutics, Inc. (a)	36,683	845,176
Design Therapeutics, Inc. (a) (b)	14,198	81,922
Dynavax Technologies Corp. (a)	39,892	391,341
Dyne Therapeutics, Inc. (a)	12,586	144,991
Eagle Pharmaceuticals, Inc. (a)	3,536	100,316
Editas Medicine, Inc. (a) (b)	23,602	171,115
Emergent BioSolutions, Inc. (a)	17,598	182,315
Enanta Pharmaceuticals, Inc. (a)	6,820	275,801
EQRx, Inc. (a)	71,062	137,860
Erasca, Inc. (a) (b)	23,988	72,204
Fate Therapeutics, Inc. (a)	28,366	161,686
FibroGen, Inc. (a)	30,460	568,384
Generation Bio Co. (a)	7,132	30,668
Geron Corp. (a) (b)	144,469	313,498
Halozyme Therapeutics, Inc. (a) (b)	44,873	1,713,700
Heron Therapeutics, Inc. (a) (b)	32,773	49,487
HilleVax, Inc. (a) (b)	5,194	85,857
Humacyte, Inc. (a) (b)	22,468	69,426
Icosavax, Inc. (a)	8,168	47,374
Ideaya Biosciences, Inc. (a) (b)	14,961	205,415

BHFTII-188

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
IGM Biosciences, Inc. (a) (b)	3,684	$50,618
Immunitybio, Inc. (a) (b)	1,547	2,816
ImmunoGen, Inc. (a)	69,797	268,020
Immunovant, Inc. (a)	13,987	216,938
Inhibrx, Inc. (a) (b)	11,523	217,439
Inovio Pharmaceuticals, Inc. (a) (b)	84,474	69,269
Insmed, Inc. (a) (b)	45,568	776,934
Intellia Therapeutics, Inc. (a)	28,145	1,048,964
Intercept Pharmaceuticals, Inc. (a)	7,486	100,537
Iovance Biotherapeutics, Inc. (a)	50,807	310,431
Ironwood Pharmaceuticals, Inc. (a) (b)	44,956	472,937
iTeos Therapeutics, Inc. (a)	7,999	108,866
IVERIC bio, Inc. (a) (b)	45,973	1,118,523
Janux Therapeutics, Inc. (a)	7,592	91,863
KalVista Pharmaceuticals, Inc. (a) (b)	8,595	67,557
Karuna Therapeutics, Inc. (a)	10,950	1,988,958
Karyopharm Therapeutics, Inc. (a)	26,628	103,583
Keros Therapeutics, Inc. (a)	6,495	277,337
Kezar Life Sciences, Inc. (a) (b)	8,125	25,431
Kiniksa Pharmaceuticals, Ltd. - Class A (a) (b)	11,087	119,296
Kinnate Biopharma, Inc. (a) (b)	9,927	62,044
Kodiak Sciences, Inc. (a)	11,661	72,298
Krystal Biotech, Inc. (a) (b)	7,224	578,353
Kura Oncology, Inc. (a) (b)	23,723	290,132
Kymera Therapeutics, Inc. (a) (b)	12,984	384,716
Lexicon Pharmaceuticals, Inc. (a) (b)	28,658	69,639
Lyell Immunopharma, Inc. (a) (b)	42,327	99,892
MacroGenics, Inc. (a) (b)	21,437	153,703
Madrigal Pharmaceuticals, Inc. (a)	4,214	1,020,884
MannKind Corp. (a) (b)	76,995	315,680
MeiraGTx Holdings plc (a)	10,435	53,949
Mersana Therapeutics, Inc. (a) (b)	29,899	122,885
MiMedx Group, Inc. (a)	38,348	130,767
Mineralys Therapeutics, Inc. (a) (b)	4,532	70,971
Mirum Pharmaceuticals, Inc. (a)	5,450	130,909
Monte Rosa Therapeutics, Inc. (a) (b)	11,684	91,018
Morphic Holding, Inc. (a) (b)	8,694	327,242
Myriad Genetics, Inc. (a)	27,414	636,827
Nkarta, Inc. (a) (b)	853	3,028
Nurix Therapeutics, Inc. (a)	15,059	133,724
Nuvalent, Inc. - Class A (a) (b)	7,013	182,969
Ocugen, Inc. (a)	74,573	63,618
Organogenesis Holdings, Inc. (a)	24,595	52,387
Outlook Therapeutics, Inc. (a) (b)	53,534	58,352
PepGen, Inc. (a)	5,562	68,023
PMV Pharmaceuticals, Inc. (a)	13,301	63,446
Point Biopharma Global, Inc. (a) (b)	29,840	216,937
Precigen, Inc. (a) (b)	42,452	44,999
Prime Medicine, Inc. (a) (b)	3,918	48,191
Prometheus Biosciences, Inc. (a) (b)	11,783	1,264,552
Protagonist Therapeutics, Inc. (a)	15,088	347,024
Prothena Corp. plc (a)	13,185	639,077
PTC Therapeutics, Inc. (a)	23,732	1,149,578
Rapt Therapeutics, Inc. (a) (b)	10,106	185,445
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	46,662	311,236
REGENXBIO, Inc. (a)	14,967	283,026
Relay Therapeutics, Inc. (a) (b)	28,711	472,870

Biotechnology—(Continued)
Replimune Group, Inc. (a)	15,767	278,445
REVOLUTION Medicines, Inc. (a)	29,431	637,475
Rigel Pharmaceuticals, Inc. (a)	58,974	77,846
Rocket Pharmaceuticals, Inc. (a) (b)	18,131	310,584
Sage Therapeutics, Inc. (a) (b)	17,540	735,978
Sana Biotechnology, Inc. (a) (b)	30,778	100,644
Sangamo Therapeutics, Inc. (a)	45,715	80,458
Seres Therapeutics, Inc. (a) (b)	23,964	135,876
SpringWorks Therapeutics, Inc. (a) (b)	12,006	309,034
Stoke Therapeutics, Inc. (a) (b)	7,332	61,076
Sutro Biopharma, Inc. (a)	18,256	84,343
Syndax Pharmaceuticals, Inc. (a)	20,294	428,609
Tango Therapeutics, Inc. (a) (b)	16,583	65,503
TG Therapeutics, Inc. (a) (b)	44,826	674,183
Travere Therapeutics, Inc. (a) (b)	21,324	479,577
Twist Bioscience Corp. (a) (b)	19,106	288,118
Tyra Biosciences, Inc. (a) (b)	4,942	79,418
Vanda Pharmaceuticals, Inc. (a)	19,612	133,165
Vaxcyte, Inc. (a)	24,171	905,929
Vera Therapeutics, Inc. (a) (b)	5,715	44,348
Veracyte, Inc. (a) (b)	24,557	547,621
Vericel Corp. (a)	16,730	490,524
Verve Therapeutics, Inc. (a) (b)	15,945	229,927
Vir Biotechnology, Inc. (a)	24,415	568,137
Viridian Therapeutics, Inc. (a)	12,764	324,716
Xencor, Inc. (a) (b)	19,810	552,501
Y-mAbs Therapeutics, Inc. (a) (b)	12,818	64,218
Zentalis Pharmaceuticals, Inc. (a) (b)	16,112	277,126

		51,463,589

Broadline Retail—0.1%
Big Lots, Inc. (b)	10,588	116,044
ContextLogic, Inc. - Class A (a) (b)	212,027	94,522
Dillard’s, Inc. - Class A (b)	1,334	410,445
Qurate Retail, Inc. - Series A (a) (b)	119,957	118,494

		739,505

Building Products—1.4%
AAON, Inc.	14,681	1,419,506
American Woodmark Corp. (a)	5,524	287,635
Apogee Enterprises, Inc.	7,504	324,548
AZZ, Inc.	8,063	332,518
CSW Industrials, Inc.	4,875	677,284
Gibraltar Industries, Inc. (a)	10,324	500,714
Griffon Corp.	14,297	457,647
Insteel Industries, Inc. (b)	7,079	196,938
Janus International Group Inc. (a)	28,699	282,972
JELD-WEN Holding, Inc. (a)	28,116	355,949
Masonite International Corp. (a) (b)	7,534	683,861
PGT Innovations, Inc. (a)	20,640	518,270
Quanex Building Products Corp.	10,969	236,163
Resideo Technologies, Inc. (a) (b)	50,093	915,700
Simpson Manufacturing Co., Inc.	14,424	1,581,447
UFP Industries, Inc.	20,154	1,601,638
Zurn Water Solutions Corp. (b)	41,875	894,450

		11,267,240

BHFTII-189

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—1.6%
Artisan Partners Asset Management, Inc. - Class A	20,274	$648,362
AssetMark Financial Holdings, Inc. (a)	7,299	229,554
B. Riley Financial, Inc. (b)	6,563	186,324
BGC Partners, Inc. - Class A (b)	106,258	555,729
Blucora, Inc. (a)	15,865	417,567
Brightsphere Investment Group, Inc. (b)	11,092	261,549
Cohen & Steers, Inc.	8,580	548,777
Diamond Hill Investment Group, Inc.	1,057	173,961
Donnelley Financial Solutions, Inc. (a)	8,485	346,697
Federated Hermes, Inc.	28,568	1,146,719
Focus Financial Partners, Inc. - Class A (a) (b)	19,525	1,012,762
GCM Grosvenor, Inc. - Class A	15,754	123,039
Hamilton Lane, Inc. - Class A (b)	12,121	896,712
Houlihan Lokey, Inc.	17,097	1,495,817
Moelis & Co. - Class A (b)	21,688	833,687
Open Lending Corp. - Class A (a)	37,857	266,513
Oppenheimer Holdings, Inc. - Class A	3,028	118,546
Perella Weinberg Partners (b)	13,187	120,002
Piper Sandler Cos.	5,754	797,562
PJT Partners, Inc. - Class A	7,821	564,598
Sculptor Capital Management, Inc. (b)	8,165	70,301
Silvercrest Asset Management Group, Inc. - Class A (b)	3,311	60,194
StepStone Group, Inc. - Class A	18,138	440,209
Stonex Group, Inc. (a)	5,797	600,163
Victory Capital Holdings, Inc. - Class A	6,004	175,737
Virtus Investment Partners, Inc.	2,293	436,564
WisdomTree Investments, Inc.	46,043	269,812

		12,797,457

Chemicals—2.1%
AdvanSix, Inc.	9,088	347,798
American Vanguard Corp.	10,391	227,355
Amyris, Inc. (a) (b)	69,075	93,942
Aspen Aerogels, Inc. (a) (b)	17,010	126,725
Avient Corp.	30,374	1,250,194
Balchem Corp.	10,637	1,345,368
Cabot Corp.	18,488	1,416,920
Chase Corp.	2,546	266,643
Danimer Scientific, Inc. (a) (b)	17,408	60,058
Diversey Holdings, Ltd. (a)	27,745	224,457
Ecovyst, Inc. (a)	28,500	314,925
FutureFuel Corp. (b)	8,809	65,010
Hawkins, Inc.	6,554	286,934
HB Fuller Co.	17,873	1,223,407
Ingevity Corp. (a)	12,653	904,943
Innospec, Inc. (b)	8,439	866,432
Intrepid Potash, Inc. (a) (b)	3,574	98,642
Koppers Holdings, Inc. (b)	6,870	240,244
Kronos Worldwide, Inc. (b)	7,992	73,606
Livent Corp. (a) (b)	54,352	1,180,526
LSB Industries, Inc. (a) (b)	24,957	257,806
Mativ Holdings, Inc. (b)	18,543	398,118
Minerals Technologies, Inc. (b)	11,123	672,052
Origin Materials, Inc. (a) (b)	37,920	161,918
Orion Engineered Carbons S.A. (b)	20,927	545,985
Perimeter Solutions S.A. (a) (b)	41,953	338,980

Chemicals—(Continued)
PureCycle Technologies, Inc. (a) (b)	37,119	259,833
Quaker Chemical Corp. (b)	4,562	903,048
Rayonier Advanced Materials, Inc. (a) (b)	15,741	98,696
Sensient Technologies Corp.	13,890	1,063,418
Stepan Co.	7,227	744,598
Trinseo plc	12,474	260,083
Tronox Holding plc - Class A (b)	40,316	579,744

		16,898,408

Commercial Services & Supplies—1.5%
ABM Industries, Inc.	22,236	999,286
ACCO Brands Corp.	30,953	164,670
ACV Auctions, Inc. - Class A (a) (b)	39,500	509,945
Aris Water Solution, Inc. - Class A (b)	8,028	62,538
Brady Corp. - Class A	15,290	821,532
BrightView Holdings, Inc. (a)	7,768	43,656
Brink’s Co. (The)	15,273	1,020,237
Casella Waste Systems, Inc. - Class A (a)	16,835	1,391,581
Cimpress plc (a) (b)	6,224	272,736
CoreCivic, Inc. (a)	37,336	343,491
Deluxe Corp. (b)	14,396	230,336
Ennis, Inc. (b)	9,011	190,042
Geo Group, Inc. (The) (a) (b)	40,071	316,160
Harsco Corp. (a) (b)	26,422	180,462
Healthcare Services Group, Inc.	27,110	376,016
Heritage-Crystal Clean, Inc. (a)	5,046	179,688
HNI Corp. (b)	13,689	381,102
Interface, Inc.	15,643	127,021
KAR Auction Services, Inc. (a) (b)	36,524	499,648
Kimball International, Inc. - Class B	12,037	149,259
Li-Cycle Holdings Corp. (a) (b)	45,980	258,867
Liquidity Services, Inc. (a)	10,346	136,257
Matthews International Corp. - Class A (b)	9,973	359,626
MillerKnoll, Inc.	25,792	527,446
Montrose Environmental Group, Inc. (a) (b)	9,033	322,207
Pitney Bowes, Inc.	58,239	226,550
Quad/Graphics, Inc. (a)	10,931	46,894
SP Plus Corp. (a)	6,829	234,167
Steelcase, Inc. - Class A	29,276	246,504
UniFirst Corp.	5,018	884,322
Viad Corp. (a)	6,618	137,919
VSE Corp. (b)	3,553	159,530

		11,799,695

Communications Equipment—0.8%
ADTRAN Holdings, Inc.	25,898	410,742
Aviat Networks, Inc. (a) (b)	3,608	124,332
Calix, Inc. (a)	19,249	1,031,554
Cambium Networks Corp. (a)	4,057	71,890
Clearfield, Inc. (a) (b)	3,951	184,038
CommScope Holding Co., Inc. (a)	69,077	440,021
Comtech Telecommunications Corp. (b)	9,651	120,444
Digi International, Inc. (a)	11,390	383,615
DZS, Inc. (a) (b)	6,096	48,097
Extreme Networks, Inc. (a) (b)	43,045	823,020
Harmonic, Inc. (a) (b)	31,330	457,105

BHFTII-190

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Infinera Corp. (a) (b)	62,963	$488,593
NETGEAR, Inc. (a)	10,251	189,746
NetScout Systems, Inc. (a)	23,746	680,323
Ribbon Communications, Inc. (a) (b)	24,571	84,033
Viavi Solutions, Inc. (a)	77,528	839,628

		6,377,181

Construction & Engineering—1.6%
Ameresco, Inc. - Class A (a) (b)	10,710	527,146
API Group Corp. (a)	69,253	1,556,807
Arcosa, Inc.	16,643	1,050,340
Argan, Inc.	4,530	183,329
Comfort Systems USA, Inc.	11,863	1,731,524
Concrete Pumping Holdings, Inc. (a)	8,982	61,078
Construction Partners, Inc. - Class A (a)	13,715	369,482
Dycom Industries, Inc. (a)	9,730	911,215
EMCOR Group, Inc.	15,914	2,587,457
Fluor Corp. (a) (b)	47,959	1,482,413
Granite Construction, Inc. (b)	14,748	605,848
Great Lakes Dredge & Dock Corp. (a)	21,996	119,438
IES Holdings, Inc. (a)	2,867	123,539
MYR Group, Inc. (a)	5,521	695,701
Northwest Pipe Co. (a)	3,497	109,211
Primoris Services Corp.	18,341	452,289
Sterling Construction Co., Inc. (a)	10,373	392,929
Tutor Perini Corp. (a)	14,544	89,737

		13,049,483

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	40,081	1,141,908
United States Lime & Minerals, Inc.	743	113,448

		1,255,356

Consumer Finance—0.7%
Bread Financial Holdings, Inc.	16,854	511,013
Encore Capital Group, Inc. (a) (b)	7,642	385,539
Enova International, Inc. (a)	10,760	478,067
EZCORP, Inc. - Class A (a) (b)	16,655	143,233
FirstCash Holdings, Inc.	12,699	1,211,103
Green Dot Corp. - Class A (a)	15,976	274,468
LendingClub Corp. (a)	34,752	250,562
LendingTree, Inc. (a)	4,341	115,731
Navient Corp.	35,935	574,601
Nelnet, Inc. - Class A (b)	5,036	462,758
NerdWallet, Inc. - Class A (a)	9,795	158,483
PRA Group, Inc. (a)	12,838	500,168
PROG Holdings, Inc. (a)	16,906	402,194
Regional Management Corp.	3,196	83,384
World Acceptance Corp. (a) (b)	1,519	126,517

		5,677,821

Consumer Staples Distribution & Retail—0.6%
Andersons, Inc. (The) (b)	11,198	462,701
Chefs’ Warehouse, Inc. (The) (a) (b)	11,522	392,324
HF Foods Group, Inc. (a)	2,514	9,855

Consumer Staples Distribution & Retail—(Continued)
Ingles Markets, Inc. - Class A	4,911	435,606
PriceSmart, Inc.	8,672	619,874
Rite Aid Corp. (a) (b)	18,879	42,289
SpartanNash Co.	12,524	310,595
Sprouts Farmers Market, Inc. (a) (b)	35,735	1,251,797
United Natural Foods, Inc. (a)	20,059	528,555
Village Super Market, Inc. - Class A	2,910	66,581
Weis Markets, Inc.	5,704	482,958

		4,603,135

Containers & Packaging—0.3%
Greif, Inc. - Class A	8,697	551,129
Greif, Inc. - Class B	1,893	144,852
Myers Industries, Inc.	11,721	251,181
O-I Glass, Inc. (a)	51,220	1,163,206
Pactiv Evergreen, Inc.	17,273	138,184
Ranpak Holdings, Corp. (a) (b)	12,914	67,411
TriMas Corp. (b)	14,122	393,439

		2,709,402

Distributors—0.0%
Funko, Inc. - Class A (a) (b)	9,888	93,244
Weyco Group, Inc. (b)	2,058	52,067

		145,311

Diversified Consumer Services—1.0%
2U, Inc. (a) (b)	25,600	175,360
Adtalem Global Education, Inc. (a)	14,779	570,765
Carriage Services, Inc.	4,082	124,583
Chegg, Inc. (a) (b)	41,897	682,921
Coursera, Inc. (a) (b)	38,580	444,442
Duolingo, Inc. (a) (b)	8,017	1,143,144
European Wax Center, Inc. - Class A (b)	7,677	145,863
Frontdoor, Inc. (a) (b)	27,922	778,465
Graham Holdings Co. - Class B	1,262	751,950
Laureate Education, Inc. - Class A	47,317	556,448
Nerdy, Inc. (a)	20,830	87,069
OneSpaWorld Holdings, Ltd. (a) (b)	23,346	279,919
Perdoceo Education Corp. (a)	23,695	318,224
Rover Group, Inc. (a) (b)	34,168	154,781
Strategic Education, Inc. (b)	7,768	697,800
Stride, Inc. (a) (b)	14,188	556,879
Udemy, Inc. (a)	25,246	222,922
Universal Technical Institute, Inc. (a)	11,334	83,645
WW International, Inc. (a) (b)	18,762	77,299

		7,852,479

Diversified REITs—0.6%
Alexander & Baldwin, Inc.	23,869	451,363
American Assets Trust, Inc.	17,223	320,176
Armada Hoffler Properties, Inc.	22,515	265,902
Broadstone Net Lease, Inc.	60,343	1,026,434
CTO Realty Growth, Inc.	7,496	129,381
Empire State Realty Trust, Inc. - Class A (b)	44,942	291,674
Essential Properties Realty Trust, Inc.	46,647	1,159,178

BHFTII-191

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified REITs—(Continued)
Gladstone Commercial Corp. (b)	13,245	$167,284
Global Net Lease, Inc. (b)	34,451	443,040
Star Holdings (a)	4,337	75,420
One Liberty Properties, Inc. (b)	6,483	148,655

		4,478,507

Diversified Telecommunication Services—0.7%
Anterix, Inc. (a)	6,356	210,002
ATN International, Inc.	3,399	139,087
Bandwidth, Inc. - Class A (a)	8,108	123,242
Charge Enterprises, Inc., (a) (b)	47,945	52,740
Cogent Communications Holdings, Inc.	14,461	921,455
Consolidated Communications Holdings, Inc. (a)	25,181	64,967
EchoStar Corp. - Class A (a) (b)	11,847	216,682
Globalstar, Inc. (a) (b)	230,488	267,366
IDT Corp. - Class B (a)	5,006	170,604
Iridium Communications, Inc.	42,127	2,608,925
Liberty Latin America, Ltd. - Class A (a)	13,149	109,268
Liberty Latin America, Ltd. - Class C (a)	47,385	391,400
Ooma, Inc. (a)	8,609	107,699
Radius Global Infrastructure, Inc. - Class A (a)	26,242	384,970

		5,768,407

Electric Utilities—0.8%
ALLETE, Inc.	19,317	1,243,435
MGE Energy, Inc.	12,023	933,827
Otter Tail Corp. (b)	14,134	1,021,464
PNM Resources, Inc.	28,574	1,390,982
Portland General Electric Co. (b)	30,482	1,490,265

		6,079,973

Electrical Equipment—1.5%
Allied Motion Technologies, Inc.	4,130	159,624
Array Technologies, Inc. (a)	51,455	1,125,835
Atkore, Inc. (a)	13,249	1,861,220
Babcock & Wilcox Enterprises, Inc. (a) (b)	20,449	123,921
Blink Charging Co. (a) (b)	13,174	113,955
Bloom Energy Corp. - Class A (a) (b)	60,600	1,207,758
Encore Wire Corp.	5,966	1,105,679
Energy Vault Holdings, Inc. (a) (b)	8,940	19,132
EnerSys	13,565	1,178,527
Enovix Corp. (a) (b)	37,602	560,646
Fluence Energy, Inc. (a) (b)	13,273	268,778
FuelCell Energy, Inc. (a)	125,273	357,028
GrafTech International, Ltd. (b)	65,339	317,548
NEXTracker, Inc. - Class A (a)	10,609	384,682
NuScale Power Corp. (a) (b)	11,890	108,080
Powell Industries, Inc. (b)	3,142	133,818
Preformed Line Products Co.	876	112,163
Shoals Technologies Group, Inc. - Class A (a)	56,184	1,280,433
Stem, Inc. (a) (b)	49,764	282,162
SunPower Corp. (a) (b)	27,543	381,195
Thermon Group Holdings, Inc. (a)	11,598	289,022
TPI Composites, Inc. (a) (b)	11,883	155,073
Vicor Corp. (a)	7,241	339,893

		11,866,172

Electronic Equipment, Instruments & Components—2.5%
908 Devices, Inc. (a) (b)	7,715	66,349
Advanced Energy Industries, Inc. (b)	12,508	1,225,784
Aeva Technologies, Inc. (a) (b)	13,510	16,077
Akoustis Technologies, Inc. (a) (b)	22,633	69,710
Arlo Technologies, Inc. (a)	29,346	177,837
Badger Meter, Inc. (b)	9,792	1,192,861
Belden, Inc.	14,345	1,244,716
Benchmark Electronics, Inc. (b)	12,513	296,433
CTS Corp. (b)	10,302	509,537
ePlus, Inc. (a)	8,957	439,251
Evolv Technologies Holdings, Inc. (a) (b)	31,710	98,935
Fabrinet (a)	12,442	1,477,612
FARO Technologies, Inc. (a) (b)	6,602	162,475
Identiv, Inc. (a) (b)	1,599	9,818
Insight Enterprises, Inc. (a) (c)	10,555	1,508,943
Itron, Inc. (a)	14,887	825,484
Kimball Electronics, Inc. (a)	7,836	188,848
Knowles Corp. (a)	30,951	526,167
Lightwave Logic, Inc. (a) (b)	39,253	205,293
Methode Electronics, Inc.	12,060	529,193
MicroVision, Inc. (a) (b)	56,055	149,667
Mirion Technologies, Inc. (a) (b)	47,819	408,374
Napco Security Technologies, Inc. (a) (b)	10,591	398,010
nLight, Inc. (a)	14,866	151,336
Novanta, Inc. (a)	11,932	1,898,262
OSI Systems, Inc. (a)	5,288	541,280
Ouster, Inc. (a) (b)	80,861	67,656
PAR Technology Corp. (a) (b)	8,919	302,889
PC Connection, Inc.	3,547	159,473
Plexus Corp. (a) (c)	9,231	900,669
Rogers Corp. (a)	6,411	1,047,750
Sanmina Corp. (a)	19,251	1,174,118
ScanSource, Inc. (a)	8,101	246,594
SmartRent, Inc. (a) (b)	43,787	111,657
TTM Technologies, Inc. (a) (b)	35,927	484,655
Vishay Intertechnology, Inc.	43,569	985,531
Vishay Precision Group, Inc. (a)	4,194	175,141

		19,974,385

Energy Equipment & Services—2.0%
Archrock, Inc. (b)	45,405	443,607
Borr Drilling, Ltd. (a) (b)	70,507	534,443
Bristow Group, Inc. (a)	8,308	186,099
Cactus, Inc. - Class A	21,034	867,232
ChampionX Corp.	67,467	1,830,380
Diamond Offshore Drilling, Inc. (a) (b)	35,307	425,096
DMC Global, Inc. (a)	6,765	148,627
Dril-Quip, Inc. (a)	11,785	338,112
Expro Group Holdings NV (a)	29,203	536,167
Helix Energy Solutions Group, Inc. (a) (b)	48,941	378,803
Helmerich & Payne, Inc.	35,014	1,251,750
Liberty Oilfield Services, Inc.	45,085	577,539
Nabors Industries, Ltd. (a)	3,057	372,679
National Energy Services Reunited Corp. (a) (b)	11,331	59,601
Newpark Resources, Inc. (a)	29,104	112,050
NexTier Oilfield Solutions, Inc. (a)	59,146	470,211

BHFTII-192

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp. plc (a) (b)	28,608	$1,129,158
Oceaneering International, Inc. (a)	33,608	592,509
Oil States International, Inc. (a) (b)	24,658	205,401
Patterson-UTI Energy, Inc. (b)	72,095	843,512
ProFrac Holding Corp. - Class A (a) (b)	8,200	103,894
ProPetro Holding Corp. (a)	29,421	211,537
RPC, Inc. (b)	26,045	200,286
Select Energy Services, Inc. - Class A	22,065	153,572
Solaris Oilfield Infrastructure, Inc. - Class A	10,753	91,831
TETRA Technologies, Inc. (a) (b)	27,942	74,046
Tidewater, Inc. (a)	15,690	691,615
U.S. Silica Holdings, Inc. (a) (b)	25,504	304,518
Valaris, Ltd. (a) (b)	21,110	1,373,417
Weatherford International plc (a)	23,800	1,412,530

		15,920,222

Entertainment—0.4%
Cinemark Holdings, Inc. (a) (b)	37,384	552,909
IMAX Corp. (a)	15,913	305,211
Liberty Media Corp. Liberty Braves - Class A (a)	3,713	128,396
Liberty Media Corp.-Liberty Braves - Class C (a)	12,842	432,647
Lions Gate Entertainment Corp. - Class A (a) (b)	20,369	225,485
Lions Gate Entertainment Corp. - Class B (a)	39,080	405,650
Madison Square Garden Entertainment Corp. (a) (b)	9,098	537,419
Marcus Corp. (The) (b)	8,228	131,648
Playstudios, Inc. (a) (b)	28,794	106,250
Reservoir Media, Inc. (a) (b)	7,925	51,671
Skillz, Inc. (a) (b)	119,224	70,724
Vivid Seats, Inc. - Class A (a) (b)	9,790	74,698

		3,022,708

Financial Services—1.8%
A-Mark Precious Metals, Inc. (b)	6,654	230,561
Alerus Financial Corp.	4,862	78,035
AvidXchange Holdings, Inc. (a)	50,990	397,722
Banco Latinoamericano de Comercio Exterior S.A. - Class E	9,691	168,430
Cannae Holdings, Inc. (a)	23,433	472,878
Cantaloupe, Inc. (a)	19,393	110,540
Cass Information Systems, Inc.	4,551	197,104
Compass Diversified Holdings	20,864	398,085
Enact Holdings, Inc. (b)	10,654	243,550
Essent Group, Ltd.	35,218	1,410,481
EVERTEC, Inc.	21,016	709,290
Federal Agricultural Mortgage Corp. - Class C	3,118	415,286
Flywire Corp. (a)	19,174	562,949
I3 Verticals, Inc. - Class A (a) (b)	7,082	173,721
International Money Express, Inc. (a) (b)	11,455	295,310
Jackson Financial, Inc. - Class A	25,402	950,289
Marqeta, Inc. - Class A (a)	147,303	673,175
Merchants Bancorp (b)	5,967	155,381
MoneyGram International, Inc. (a)	31,681	330,116
Mr Cooper Group, Inc. (a)	23,198	950,422
NMI Holdings, Inc. - Class A (a)	27,709	618,742
Payoneer Global, Inc. (a)	75,412	473,587
Paysafe, Ltd. (a) (b)	9,881	170,645
PennyMac Financial Services, Inc. (b)	9,037	538,695

Financial Services—(Continued)
Radian Group, Inc. (b)	53,096	1,173,422
Remitly Global, Inc. (a) (b)	35,087	594,725
Repay Holdings Corp. (a) (b)	30,117	197,869
StoneCo, Ltd. - Class A (a)	93,184	888,975
Walker & Dunlop, Inc.	10,258	781,352
Waterstone Financial, Inc. (b)	5,854	88,571

		14,449,908

Food Products—1.2%
Alico, Inc. (b)	2,158	52,224
B&G Foods, Inc. (b)	23,543	365,623
Benson Hill, Inc. (a) (b)	62,163	71,487
Beyond Meat, Inc. (a)	20,671	335,490
BRC, Inc. - Class A (a) (b)	10,280	52,839
Cal-Maine Foods, Inc. (b)	12,683	772,268
Calavo Growers, Inc.	5,820	167,441
Fresh Del Monte Produce, Inc.	10,641	320,401
Hain Celestial Group, Inc. (The) (a)	30,259	518,942
Hostess Brands, Inc. (a)	45,027	1,120,272
J & J Snack Foods Corp. (b)	4,986	739,025
John B Sanfilippo & Son, Inc. (b)	2,849	276,125
Lancaster Colony Corp.	6,596	1,338,197
Landec Corp. (a)	2,186	8,252
Mission Produce, Inc. (a) (b)	15,099	167,750
Seneca Foods Corp. - Class A (a) (b)	1,733	90,584
Simply Good Foods Co. (The) (a) (b)	29,956	1,191,350
Sovos Brands, Inc. (a)	14,185	236,606
SunOpta, Inc. (a)	34,321	264,272
Tootsie Roll Industries, Inc. (b)	5,450	244,747
TreeHouse Foods, Inc. (a)	17,110	862,857
UTZ Brands, Inc. (b)	22,721	374,215
Vital Farms, Inc. (a)	9,557	146,222
Whole Earth Brands, Inc. (a) (b)	15,579	39,882

		9,757,071

Gas Utilities—1.1%
Brookfield Infrastructure Corp. - Class A (b)	32,716	1,506,899
Chesapeake Utilities Corp.	5,971	764,228
New Jersey Resources Corp. (b)	32,290	1,717,828
Northwest Natural Holding Co.	11,482	546,084
ONE Gas, Inc.	17,967	1,423,526
Southwest Gas Holdings, Inc.	22,576	1,409,871
Spire, Inc. (b)	16,963	1,189,785

		8,558,221

Ground Transportation—0.6%
ArcBest Corp.	7,998	739,175
Covenant Logistics Group, Inc.	3,144	111,360
Daseke, Inc. (a) (b)	13,563	104,842
Heartland Express, Inc.	14,444	229,948
Marten Transport, Ltd.	19,045	398,993
PAM Transportation Services, Inc. (a)	2,312	66,193
Saia, Inc. (a)	8,950	2,435,116
TuSimple Holdings, Inc. - Class A (a)	51,959	76,380

BHFTII-193

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ground Transportation—(Continued)
Universal Logistics Holdings, Inc.	2,513	$73,254
Werner Enterprises, Inc.	20,993	954,972

		5,190,233

Health Care Equipment & Supplies—3.8%
Alphatec Holdings, Inc. (a) (b)	25,663	400,343
AngioDynamics, Inc. (a)	12,161	125,745
Artivion, Inc. (a) (b)	12,730	166,763
AtriCure, Inc. (a)	15,592	646,288
Atrion Corp.	495	310,815
Avanos Medical, Inc. (a)	15,903	472,955
AxoGen, Inc. (a)	14,840	140,238
Axonics, Inc. (a)	16,781	915,571
Butterfly Network, Inc. (a) (b)	27,895	52,443
Cardiovascular Systems, Inc. (a)	13,837	274,803
Cerus Corp. (a) (b)	58,541	173,867
CONMED Corp. (b)	9,867	1,024,787
Cue Health, Inc. (a)	21,809	39,692
Cutera, Inc. (a) (b)	5,219	123,273
Embecta Corp.	19,687	553,598
Figs, Inc. - Class A (a) (b)	44,317	274,322
Glaukos Corp. (a)	15,295	766,279
Haemonetics Corp. (a)	17,072	1,412,708
Heska Corp. (a) (b)	3,474	339,132
Inari Medical, Inc. (a) (b)	16,262	1,004,016
Inogen, Inc. (a)	7,987	99,678
Inspire Medical Systems, Inc. (a)	9,620	2,251,753
Integer Holdings Corp. (a)	10,999	852,422
iRadimed Corp.	2,491	98,021
iRhythm Technologies, Inc. (a)	10,140	1,257,664
Lantheus Holdings, Inc. (a)	23,157	1,911,842
LeMaitre Vascular, Inc. (b)	6,277	323,077
LivaNova plc (a)	18,448	803,964
Merit Medical Systems, Inc. (a) (b)	18,685	1,381,756
Mesa Laboratories, Inc.	1,730	302,283
Nano-X Imaging, Ltd. (a) (b)	15,150	87,416
Neogen Corp. (a)	73,130	1,354,368
Nevro Corp. (a)	12,102	437,487
NuVasive, Inc. (a) (c)	18,016	744,241
Omnicell, Inc. (a)	14,912	874,887
OraSure Technologies, Inc. (a)	28,635	173,242
Orthofix Medical, Inc. (a)	12,079	202,323
OrthoPediatrics Corp. (a)	5,617	248,777
Outset Medical, Inc. (a) (b)	16,994	312,690
Paragon 28, Inc. (a) (b)	16,207	276,653
PROCEPT BioRobotics Corp. (a) (b)	8,922	253,385
Pulmonx Corp. (a)	12,235	136,787
RxSight, Inc. (a) (b)	7,831	130,621
Senseonics Holdings, Inc. (a) (b)	160,821	114,183
Shockwave Medical, Inc. (a)	11,995	2,600,876
SI-BONE, Inc. (a) (b)	12,210	240,171
Sight Sciences, Inc. (a) (b)	7,858	68,679
Silk Road Medical, Inc. (a)	12,651	495,034
STAAR Surgical Co. (a)	16,470	1,053,256
SurModics, Inc. (a)	4,747	108,137
Tactile Systems Technology, Inc. (a)	6,668	109,489

Health Care Equipment & Supplies—(Continued)
TransMedics Group, Inc. (a) (b)	10,461	792,212
Treace Medical Concepts, Inc. (a)	12,249	308,552
UFP Technologies, Inc. (a)	2,153	279,546
Utah Medical Products, Inc.	1,293	122,538
Varex Imaging Corp. (a) (b)	12,322	224,137
Vicarious Surgical, Inc. (a) (b)	21,531	48,875
ViewRay, Inc. (a) (b)	41,133	142,320
Zimvie, Inc. (a)	7,676	55,497
Zynex, Inc. (a) (b)	7,718	92,616

		30,589,093

Health Care Providers & Services—2.4%
23andMe Holding Co. - Class A (a) (b)	76,776	175,049
Accolade, Inc. (a) (b)	22,370	321,681
AdaptHealth Corp. (a) (b)	24,358	302,770
Addus HomeCare Corp. (a)	5,248	560,276
Agiliti, Inc. (a) (b)	9,835	157,163
Alignment Healthcare, Inc. (a)	33,732	214,536
AMN Healthcare Services, Inc. (a)	14,749	1,223,577
Apollo Medical Holdings, Inc. (a) (b)	13,155	479,763
Brookdale Senior Living, Inc. (a)	63,084	186,098
Cano Health, Inc. (a) (b)	60,582	55,130
CareMax, Inc. (a) (b)	22,526	60,144
Castle Biosciences, Inc. (a) (b)	7,804	177,307
Clover Health Investments Corp. (a) (b)	137,460	116,167
Community Health Systems, Inc. (a) (b)	45,180	221,382
Corvel Corp. (a)	2,945	560,375
Cross Country Healthcare, Inc. (a) (b)	12,489	278,754
DocGo, Inc. (a)	28,630	247,649
Ensign Group, Inc. (The)	18,227	1,741,408
Fulgent Genetics, Inc. (a) (b)	7,417	231,559
HealthEquity, Inc. (a)	27,746	1,628,968
Hims & Hers Health, Inc. (a) (b)	43,355	430,082
Invitae Corp. (a) (b)	83,096	112,180
Joint Corp. (The) (a)	5,088	85,631
Lifestance Health Group, Inc. (a) (b)	27,070	201,130
ModivCare, Inc. (a)	4,229	355,574
National HealthCare Corp.	4,199	243,836
National Research Corp.	4,600	200,146
NeoGenomics, Inc. (a)	42,888	746,680
Nutex Health, Inc. (a) (b)	88,418	89,302
Opko Health, Inc. (a) (b)	136,839	199,785
Option Care Health, Inc. (a)	56,818	1,805,108
Owens & Minor, Inc. (a)	26,335	383,174
Patterson Cos., Inc.	29,387	786,690
Pediatrix Medical Group, Inc. (a)	28,941	431,510
Pennant Group Inc. (The) (a)	11,360	162,221
PetIQ, Inc. (a) (b)	9,493	108,600
Privia Health Group, Inc. (a) (b)	17,610	486,212
Progyny, Inc. (a)	25,175	808,621
R1 RCM, Inc. (a)	51,459	771,885
RadNet, Inc. (a)	16,412	410,792
Select Medical Holdings Corp. (b)	35,092	907,128
Surgery Partners, Inc. (a) (b)	16,936	583,784
U.S. Physical Therapy, Inc.	4,409	431,685

		19,681,512

BHFTII-194

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care REITs—0.6%
CareTrust REIT, Inc.	33,166	$649,390
Community Healthcare Trust, Inc.	8,030	293,898
Diversified Healthcare Trust (b)	80,864	109,166
Global Medical REIT, Inc. (b)	21,232	193,424
LTC Properties, Inc. (b)	13,090	459,852
National Health Investors, Inc.	14,087	726,607
Physicians Realty Trust (b)	76,855	1,147,445
Sabra Health Care REIT, Inc.	76,355	878,083
Universal Health Realty Income Trust (b)	4,263	205,093

		4,662,958

Health Care Technology—0.5%
American Well Corp. - Class A (a) (b)	63,946	150,912
Computer Programs & Systems, Inc. (a)	4,524	136,625
Evolent Health, Inc. - Class A (a) (b)	27,628	896,529
Health Catalyst, Inc. (a)	17,486	204,062
HealthStream, Inc. (a)	9,080	246,068
Multiplan Corp. (a) (b)	134,034	142,076
NextGen Healthcare, Inc. (a)	18,311	318,794
OptimizeRx Corp. (a)	5,787	84,664
Phreesia, Inc. (a)	17,014	549,382
Schrodinger, Inc. (a) (b)	18,164	478,258
Sharecare, Inc. (a) (b)	103,262	146,632
Simulations Plus, Inc. (b)	5,451	239,517
Veradigm, Inc. (a)	38,376	500,807

		4,094,326

Hotel & Resort REITs—0.8%
Apple Hospitality REIT, Inc.	73,539	1,141,325
Braemar Hotels & Resorts, Inc. (b)	21,960	84,765
Chatham Lodging Trust	16,628	174,428
DiamondRock Hospitality Co.	70,693	574,734
Hersha Hospitality Trust	4,965	33,365
Pebblebrook Hotel Trust (b)	43,364	608,830
RLJ Lodging Trust	53,050	562,330
Ryman Hospitality Properties, Inc. (b)	18,168	1,630,215
Service Properties Trust (b)	55,359	551,376
Summit Hotel Properties, Inc.	30,015	210,105
Sunstone Hotel Investors, Inc. (b)	70,253	694,100
Xenia Hotels & Resorts, Inc. (b)	37,927	496,464

		6,762,037

Hotels, Restaurants & Leisure—2.7%
Accel Entertainment, Inc. (a)	19,825	180,606
Bally’s Corp. (a) (b)	11,756	229,477
Biglari Holdings, Inc. - Class B (a)	261	44,161
BJ’s Restaurants, Inc. (a) (b)	7,697	224,291
Bloomin’ Brands, Inc.	29,104	746,518
Bluegreen Vacations Holding Corp.	3,848	105,358
Bowlero Corp. (a) (b)	10,517	178,263
Brinker International, Inc. (a)	14,683	557,954
Century Casinos, Inc. (a)	9,899	72,560
Cheesecake Factory, Inc. (The) (b)	16,444	576,362
Chuy’s Holdings, Inc. (a) (b)	6,087	218,219
Cracker Barrel Old Country Store, Inc. (b)	7,474	849,046

Hotels, Restaurants & Leisure—(Continued)
Dave & Buster’s Entertainment, Inc. (a)	14,842	546,037
Denny’s Corp. (a)	18,929	211,248
Dine Brands Global, Inc.	4,863	328,933
El Pollo Loco Holdings, Inc.	6,731	64,550
Everi Holdings, Inc. (a)	28,749	493,045
First Watch Restaurant Group, Inc. (a)	5,557	89,245
Full House Resorts, Inc. (a) (b)	11,840	85,603
Golden Entertainment, Inc. (a)	7,102	309,008
Hilton Grand Vacations, Inc. (a)	28,976	1,287,404
Inspired Entertainment, Inc. (a)	7,791	99,647
International Game Technology plc (b)	33,162	888,742
Jack in the Box, Inc.	7,171	628,108
Krispy Kreme, Inc. (b)	24,959	388,113
Kura Sushi USA, Inc. - Class A (a) (b)	1,484	97,707
Life Time Group Holdings, Inc. (a) (b)	15,138	241,603
Light & Wonder, Inc. (a) (b)	31,817	1,910,611
Lindblad Expeditions Holdings, Inc. (a) (b)	10,934	104,529
Monarch Casino & Resort, Inc. (b)	4,396	325,963
NEOGAMES S.A. (a)	5,231	79,511
Noodles & Co. (a)	14,229	69,011
ONE Group Hospitality, Inc. (the) (a) (b)	7,883	63,852
Papa John’s International, Inc. (b)	11,008	824,830
Portillo’s, Inc. - Class A (a) (b)	11,090	236,993
RCI Hospitality Holdings, Inc.	2,918	228,100
Red Rock Resorts, Inc. - Class A	16,727	745,522
Rush Street Interactive, Inc. (a)	21,900	68,109
Ruth’s Hospitality Group, Inc.	10,203	167,533
Sabre Corp. (a) (b)	109,871	471,347
SeaWorld Entertainment, Inc. (a)	13,336	817,630
Shake Shack, Inc. - Class A (a)	12,560	696,954
Sonder Holdings, Inc. (a) (b)	71,559	54,177
Sweetgreen, Inc. - Class A (a) (b)	30,832	241,723
Target Hospitality Corp. (a)	10,601	139,297
Texas Roadhouse, Inc. (b)	22,418	2,422,489
Vacasa, Inc. - Class A (a) (b)	46,013	44,274
Wingstop, Inc. (b)	10,057	1,846,264
Xponential Fitness, Inc. - Class A (a) (b)	6,739	204,798

		21,505,325

Household Durables—1.8%
Beazer Homes USA, Inc. (a)	10,935	173,648
Cavco Industries, Inc. (a)	2,935	932,567
Century Communities, Inc. (b)	9,541	609,861
Dream Finders Homes, Inc. - Class A (a) (b)	8,135	107,789
Ethan Allen Interiors, Inc. (b)	7,632	209,575
GoPro, Inc. - Class A (a) (b)	43,896	220,797
Green Brick Partners, Inc. (a)	8,847	310,176
Helen of Troy, Ltd. (a) (b)	8,022	763,454
Hovnanian Enterprises, Inc. - Class A (a) (b)	1,923	130,456
Installed Building Products, Inc.	7,945	905,968
iRobot Corp. (a)	8,888	387,872
KB Home	26,061	1,047,131
La-Z-Boy, Inc.	14,484	421,195
Legacy Housing Corp. (a)	3,039	69,167
LGI Homes, Inc. (a) (b)	6,929	790,114
Lovesac Co. (The) (a) (b)	4,517	130,541

BHFTII-195

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
M/I Homes, Inc. (a) (b)	9,009	$568,378
MDC Holdings, Inc. (b)	19,668	764,495
Meritage Homes Corp. (c)	12,250	1,430,310
Purple Innovation, Inc. (a) (b)	7,233	19,095
Skyline Champion Corp. (a)	18,238	1,372,045
Snap One Holdings Corp. (a) (b)	5,851	54,707
Sonos, Inc. (a) (b)	43,889	861,102
Taylor Morrison Home Corp. (a)	35,301	1,350,616
TRI Pointe Group, Inc. (a)	34,643	877,161
Universal Electronics, Inc. (a)	4,412	44,738
Vizio Holding Corp. - Class A (a) (b)	24,137	221,578
Vuzix Corp. (a) (b)	20,511	84,915

		14,859,451

Household Products—0.3%
Central Garden and Pet Co. (Voting Shares) (a)	3,370	138,372
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a) (b)	13,396	523,382
Energizer Holdings, Inc. (b)	23,993	832,557
WD-40 Co. (b)	4,703	837,369

		2,331,680

Independent Power and Renewable Electricity Producers—0.4%
Altus Power, Inc. (a) (b)	32,117	176,001
Clearway Energy, Inc. - Class A (b)	11,424	343,063
Clearway Energy, Inc. - Class C	28,206	883,694
Montauk Renewables, Inc. (a)	22,642	178,193
Ormat Technologies, Inc. (b)	17,587	1,490,850
Sunnova Energy International, Inc. (a) (b)	33,397	521,661

		3,593,462

Industrial Conglomerates—0.0%
Brookfield Business Corp. - Class A	9,192	182,185

Industrial REITs—0.7%
Indus Realty Trust, Inc. (b)	1,581	104,804
Industrial Logistics Properties Trust (b)	22,283	68,409
Innovative Industrial Properties, Inc.	9,335	709,367
LXP Industrial Trust (b)	91,764	946,087
Plymouth Industrial REIT, Inc. (b)	12,764	268,172
STAG Industrial, Inc. (b)	60,806	2,056,459
Terreno Realty Corp.	26,914	1,738,644

		5,891,942

Insurance—2.1%
Ambac Financial Group, Inc. (a)	15,807	244,692
American Equity Investment Life Holding Co. (b)	23,310	850,582
AMERISAFE, Inc.	6,171	302,070
Argo Group International Holdings, Ltd. (b)	10,670	312,524
BRP Group, Inc. - Class A (a) (b)	20,510	522,185
CNO Financial Group, Inc.	38,653	857,710
Donegal Group, Inc. - Class A	5,184	79,212
eHealth, Inc. (a) (b)	8,539	79,925
Employers Holdings, Inc.	9,556	398,390
Enstar Group, Ltd. (a)	3,720	862,259
Genworth Financial, Inc. - Class A (a)	163,703	821,789

Insurance—(Continued)
Goosehead Insurance, Inc. - Class A (a) (b)	6,359	331,940
Greenlight Capital Re, Ltd. - Class A (a) (b)	8,929	83,843
HCI Group, Inc. (b)	2,458	131,749
Hippo Holdings, Inc. (a) (b)	6,144	99,717
Horace Mann Educators Corp.	13,726	459,547
Investors Title Co.	444	67,044
James River Group Holdings, Ltd. (b)	13,003	268,512
Kinsale Capital Group, Inc.	7,295	2,189,594
Lemonade, Inc. (a) (b)	15,740	224,452
MBIA, Inc. (a) (b)	16,483	152,633
Mercury General Corp.	9,027	286,517
National Western Life Group, Inc. - Class A (b)	725	175,900
Oscar Health, Inc. - Class A (a)	42,641	278,872
Palomar Holdings, Inc. (a)	7,992	441,158
ProAssurance Corp.	19,097	352,913
RLI Corp.	13,117	1,743,380
Safety Insurance Group, Inc. (b)	4,806	358,143
Selective Insurance Group, Inc.	20,065	1,912,796
Selectquote, Inc. (a)	46,670	101,274
Siriuspoint, Ltd. (a) (b)	31,163	253,355
Skyward Specialty Insurance Group, Inc. (a)	3,871	84,659
Stewart Information Services Corp.	9,296	375,094
Tiptree, Inc. - Class A	8,311	121,091
Trean Insurance Group, Inc. (a)	7,829	47,913
Trupanion, Inc. (a) (b)	13,150	564,004
United Fire Group, Inc. (b)	7,479	198,567
Universal Insurance Holdings, Inc.	8,746	159,352

		16,795,357

Interactive Media & Services—0.7%
Bumble, Inc. - Class A (a)	34,027	665,228
Cargurus, Inc. (a)	35,093	655,537
Cars.com, Inc. (a)	23,858	460,459
DHI Group, Inc. (a)	14,311	55,527
Eventbrite, Inc. - Class A (a) (b)	26,374	226,289
EverQuote, Inc. - Class A (a) (b)	6,835	95,006
FuboTV, Inc. (a) (b)	64,001	77,441
MediaAlpha, Inc. - Class A (a) (b)	7,846	117,533
Outbrain, Inc. (a) (b)	14,324	59,158
QuinStreet, Inc. (a) (b)	18,173	288,406
Shutterstock, Inc.	7,975	578,985
TrueCar, Inc. (a) (b)	12,240	28,152
Vimeo, Inc. (a)	49,749	190,539
Yelp, Inc. (a)	22,371	686,790
Ziff Davis, Inc. (a)	15,404	1,202,282
ZipRecruiter, Inc. - Class A (a) (b)	24,978	398,149

		5,785,481

IT Services—0.5%
BigCommerce Holdings, Inc. (a)	21,617	193,256
Brightcove, Inc. (a)	14,213	63,248
DigitalOcean Holdings, Inc. (a) (b)	24,216	948,541
Edgio, Inc. (a) (b)	47,294	37,414
Fastly, Inc. - Class A (a) (b)	37,575	667,332
Grid Dynamics Holdings, Inc. (a)	18,166	208,182
Hackett Group, Inc. (The)	7,371	136,216

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Information Services Group, Inc.	4,117	$20,956
Perficient, Inc. (a)	11,525	831,990
Rackspace Technology, Inc. (a) (b)	1,271	2,389
Squarespace, Inc. - Class A (a)	11,068	351,630
Tucows, Inc. - Class A (a) (b)	3,376	65,663
Unisys Corp. (a) (b)	23,162	89,869

		3,616,686

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	11,252	573,177
AMMO, Inc. (a) (b)	33,699	66,387
Clarus Corp.	9,026	85,296
Johnson Outdoors, Inc. - Class A	1,720	108,377
Latham Group, Inc. (a)	16,213	46,369
Malibu Boats, Inc. - Class A (a)	6,721	379,401
MasterCraft Boat Holdings, Inc. (a)	5,986	182,154
Smith & Wesson Brands, Inc.	15,475	190,497
Solo Brands, Inc. - Class A (a)	8,589	61,669
Sturm Ruger & Co., Inc.	6,188	355,439
Topgolf Callaway Brands Corp. (a) (b)	47,086	1,017,999
Vista Outdoor, Inc. (a)	18,573	514,658

		3,581,423

Life Sciences Tools & Services—0.7%
AbCellera Biologics, Inc. (a) (b)	70,604	532,354
Adaptive Biotechnologies Corp. (a) (b)	37,677	332,688
Akoya Biosciences, Inc. (a)	6,387	52,246
BioLife Solutions, Inc. (a)	11,463	249,320
Bionano Genomics, Inc. (a) (b)	101,937	113,150
Codexis, Inc. (a) (b)	11,883	49,196
CryoPort, Inc. (a) (b)	14,998	359,952
Cytek Biosciences, Inc. (a) (b)	39,465	362,683
MaxCyte, Inc. (a) (b)	36,112	178,755
Medpace Holdings, Inc. (a)	8,479	1,594,476
NanoString Technologies, Inc. (a)	15,548	153,925
OmniAb, Inc. (a) (b)	27,263	100,328
Pacific Biosciences of California, Inc. (a) (b)	83,438	966,212
Quanterix Corp. (a)	11,230	126,562
Quantum-Si, Inc. (a)	34,740	61,142
Seer, Inc. (a) (b)	18,742	72,344
SomaLogic, Inc. (a) (b)	54,664	139,393

		5,444,726

Machinery—3.9%
3D Systems Corp. (a) (b)	42,023	450,487
Alamo Group, Inc.	3,307	609,017
Albany International Corp. - Class A	10,575	944,982
Astec Industries, Inc.	7,396	305,085
Barnes Group, Inc.	16,460	663,009
Blue Bird Corp. (a) (b)	5,919	120,925
Chart Industries, Inc. (a) (b)	14,378	1,803,001
CIRCOR International, Inc. (a)	6,280	195,434
Columbus McKinnon Corp.	10,074	374,350
Desktop Metal, Inc. - Class A (a) (b)	76,393	175,704
Douglas Dynamics, Inc.	7,665	244,437

Machinery—(Continued)
Energy Recovery, Inc. (a) (b)	18,812	433,617
Enerpac Tool Group Corp.	20,140	513,570
EnPro Industries, Inc.	6,856	712,270
ESCO Technologies, Inc.	8,855	845,210
Evoqua Water Technologies Corp. (a) (b)	39,182	1,948,129
Federal Signal Corp.	20,069	1,087,940
Franklin Electric Co., Inc.	15,410	1,450,081
Gorman-Rupp Co. (The)	7,300	182,500
Greenbrier Cos., Inc. (The)	10,684	343,704
Helios Technologies, Inc.	11,222	733,919
Hillenbrand, Inc.	23,410	1,112,677
Hillman Solutions Corp. (a)	46,403	390,713
Hyliion Holdings Corp. (a) (b)	44,983	89,066
Hyster-Yale Materials Handling, Inc.	3,777	188,435
John Bean Technologies Corp.	10,810	1,181,425
Kadant, Inc.	3,991	832,203
Kennametal, Inc. (b)	27,095	747,280
Lindsay Corp.	3,673	555,100
Luxfer Holdings plc	10,353	174,966
Manitowoc Co., Inc. (The) (a)	11,674	199,509
Markforged Holding Corp. (a) (b)	45,114	43,255
Microvast Holdings, Inc. (a) (b)	31,518	39,082
Miller Industries, Inc.	3,305	116,832
Mueller Industries, Inc. (b)	18,862	1,385,980
Mueller Water Products, Inc. - Class A (b)	52,474	731,488
Nikola Corp. (a) (b)	112,628	136,280
Omega Flex, Inc. (b)	1,112	123,921
Proterra, Inc. (a) (b)	43,403	65,973
Proto Labs, Inc. (a)	8,980	297,687
RBC Bearings, Inc. (a) (b)	9,695	2,256,317
REV Group, Inc. (b)	10,161	121,830
Shyft Group, Inc. (The)	12,528	285,012
SPX Technologies, Inc. (a)	14,614	1,031,456
Standex International Corp.	4,024	492,699
Tennant Co.	5,981	409,878
Terex Corp.	22,471	1,087,147
Titan International, Inc. (a)	18,172	190,443
Trinity Industries, Inc.	27,337	665,929
Velo3D, Inc. (a) (b)	22,076	50,112
Wabash National Corp. (b)	15,639	384,563
Watts Water Technologies, Inc. - Class A	9,132	1,537,098

		31,061,727

Marine Transportation—0.2%
Costamare, Inc. (b)	18,240	171,638
Eagle Bulk Shipping, Inc. (b)	4,537	206,433
Eneti, Inc. (b)	8,218	76,838
Genco Shipping & Trading, Ltd.	11,163	174,813
Golden Ocean Group, Ltd. (b)	41,330	393,462
Matson, Inc.	12,834	765,805
Safe Bulkers, Inc.	24,109	88,962

		1,877,951

Media—0.7%
Advantage Solutions, Inc. (a) (b)	9,263	14,635
AMC Networks, Inc. - Class A (a)	10,133	178,138

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Boston Omaha Corp. - Class A (a) (b)	7,716	$182,638
Clear Channel Outdoor Holdings, Inc. (a) (b)	126,088	151,306
Daily Journal Corp. (a)	413	117,688
Entravision Communications Corp. - Class A (b)	20,365	123,208
EW Scripps Co. (The) - Class A (a)	19,856	186,845
Gannett Co., Inc. (a) (b)	49,514	92,591
Gray Television, Inc.	25,540	222,709
iHeartMedia, Inc. - Class A (a) (b)	39,947	155,793
Integral Ad Science Holding Corp. (a)	12,716	181,457
John Wiley & Sons, Inc. - Class A (b)	14,809	574,145
Magnite, Inc. (a) (b)	44,965	416,376
PubMatic, Inc. - Class A (a) (b)	14,669	202,726
Quotient Technology, Inc. (a) (b)	31,186	102,290
Scholastic Corp. (b)	10,323	353,253
Sinclair Broadcast Group, Inc. - Class A (b)	12,733	218,498
Stagwell, Inc. (a)	20,852	154,722
TechTarget, Inc. (a) (b)	9,094	328,475
TEGNA, Inc.	75,982	1,284,856
Thryv Holdings, Inc. (a)	9,046	208,601
WideOpenWest, Inc. (a)	18,090	192,297

		5,643,247

Metals & Mining—1.8%
5E Advanced Materials, Inc. (a) (b)	11,608	62,915
Alpha Metallurgical Resources, Inc.	5,134	800,904
Arconic Corp. (a)	34,233	897,932
ATI, Inc. (a) (b)	41,824	1,650,375
Carpenter Technology Corp.	16,114	721,263
Century Aluminum Co. (a) (b)	17,836	178,360
Coeur Mining, Inc. (a) (b)	93,965	374,920
Commercial Metals Co.	39,392	1,926,269
Compass Minerals International, Inc.	11,864	406,817
Constellium SE (a)	42,559	650,301
Dakota Gold Corp. (a) (b)	19,923	72,121
Haynes International, Inc.	3,793	189,991
Hecla Mining Co. (b)	190,581	1,206,378
Ivanhoe Electric, Inc. (US) (a) (b)	16,216	197,024
Kaiser Aluminum Corp. (b)	5,296	395,240
Materion Corp.	6,859	795,644
Novagold Resources, Inc. (a)	80,560	501,083
Olympic Steel, Inc.	3,243	169,317
Piedmont Lithium, Inc. (a) (b)	6,114	367,146
PolyMet Mining Corp. (a)	22,004	47,309
Ramaco Resources, Inc. (b)	7,675	67,617
Ryerson Holding Corp.	6,574	239,162
Schnitzer Steel Industries, Inc. - Class A	8,757	272,343
SunCoke Energy, Inc.	29,072	261,067
TimkenSteel Corp. (a)	16,152	296,228
Tredegar Corp. (b)	7,835	71,533
Warrior Met Coal, Inc.	17,236	632,734
Worthington Industries, Inc. (b)	10,605	685,613

		14,137,606

Mortgage Real Estate Investment Trusts—1.1%
AFC Gamma, Inc. (b)	5,786	70,358
Apollo Commercial Real Estate Finance, Inc. (b)	46,637	434,190

Mortgage Real Estate Investment Trusts—(Continued)
Arbor Realty Trust, Inc. (b)	56,695	651,426
Ares Commercial Real Estate Corp. (b)	17,797	161,775
ARMOUR Residential REIT, Inc. (b)	54,804	287,721
Blackstone Mortgage Trust, Inc. - Class A (b)	58,537	1,044,885
BrightSpire Capital, Inc. (b)	31,733	187,225
Broadmark Realty Capital, Inc. (b)	35,517	166,930
Chimera Investment Corp. (b)	78,436	442,379
Claros Mortgage Trust, Inc. (b)	31,509	367,080
Dynex Capital, Inc.	17,851	216,354
Ellington Financial, Inc. (b)	21,439	261,770
Franklin BSP Realty Trust, Inc. (b)	29,093	347,079
Granite Point Mortgage Trust, Inc.	17,729	87,936
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	29,370	839,982
Invesco Mortgage Capital, Inc.	10,803	119,805
KKR Real Estate Finance Trust, Inc. (b)	19,694	224,315
Ladder Capital Corp.	39,172	370,175
MFA Financial, Inc.	33,634	333,649
New York Mortgage Trust, Inc. (b)	29,554	294,358
Nexpoint Real Estate Finance, Inc. (b)	2,764	43,312
Orchid Island Capital, Inc. (b)	12,097	129,801
PennyMac Mortgage Investment Trust (b)	29,854	368,100
Ready Capital Corp. (b)	25,669	261,054
Redwood Trust, Inc. (b)	38,280	258,007
TPG RE Finance Trust, Inc.	20,840	151,298
Two Harbors Investment Corp.	32,684	480,782

		8,601,746

Multi-Utilities—0.5%
Avista Corp.	24,867	1,055,604
Black Hills Corp.	21,772	1,373,813
NorthWestern Corp.	19,325	1,118,145
Unitil Corp.	5,057	288,451

		3,836,013

Office REITs—0.4%
Brandywine Realty Trust	57,362	271,322
City Office REIT, Inc.	10,797	74,499
Corporate Office Properties Trust (b)	37,541	890,097
Easterly Government Properties, Inc.	30,700	421,818
Equity Commonwealth	35,341	731,912
Franklin Street Properties Corp. (b)	33,953	53,306
Office Properties Income Trust	16,817	206,849
Orion Office REIT, Inc. (b)	20,172	135,153
Paramount Group, Inc. (b)	63,271	288,516
Piedmont Office Realty Trust, Inc. - Class A (b)	41,047	299,643
Postal Realty Trust, Inc. - Class A	5,867	89,296

		3,462,411

Oil, Gas & Consumable Fuels—4.3%
Alto Ingredients, Inc. (a)	6,191	9,287
Amplify Energy Corp. (a) (b)	12,277	84,343
Arch Resources, Inc.	5,183	681,357
Ardmore Shipping Corp.	13,795	205,132
Berry Corp.	25,676	201,557
California Resources Corp. (b)	25,104	966,504
Callon Petroleum Co. (a)	16,581	554,469

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Centennial Resource Development, Inc. - Class A (b)	78,510	$824,355
Centrus Energy Corp. - Class A (a)	3,474	111,863
Chord Energy Corp.	14,046	1,890,592
Civitas Resources, Inc. (b)	24,843	1,697,771
Clean Energy Fuels Corp. (a) (b)	54,120	235,963
CNX Resources Corp. (a) (b)	56,556	906,027
Comstock Resources, Inc. (b)	30,914	333,562
CONSOL Energy, Inc.	11,564	673,834
Crescent Energy, Inc. - Class A (b)	12,363	139,826
CVR Energy, Inc. (b)	10,082	330,488
Delek U.S. Holdings, Inc.	23,703	543,984
Denbury, Inc. (a)	16,847	1,476,303
DHT Holdings, Inc.	46,057	497,876
Dorian LPG, Ltd.	11,086	221,055
Earthstone Energy, Inc. - Class A (a) (b)	14,648	190,570
Empire Petroleum Corp. (a)	4,051	50,273
Energy Fuels, Inc. (a) (b)	52,621	293,625
Equitrans Midstream Corp.	137,245	793,276
Excelerate Energy, Inc. - Class A	6,800	150,552
Flex LNG, Ltd. (b)	10,006	336,001
Frontline plc	42,361	701,498
Gevo, Inc. (a) (b)	66,406	102,265
Golar LNG, Ltd. (a)	34,450	744,120
Green Plains, Inc. (a)	17,759	550,351
Gulfport Energy Corp. (a)	4,145	331,600
HighPeak Energy, Inc. (b)	2,697	62,031
International Seaways, Inc.	16,560	690,221
Kinetik Holdings, Inc. (b)	5,614	175,718
Kosmos Energy, Ltd. (a) (b)	151,784	1,129,273
Laredo Petroleum, Inc. (a) (b)	5,753	261,992
Magnolia Oil & Gas Corp. - Class A (b)	59,186	1,294,990
Matador Resources Co.	37,921	1,806,936
Murphy Oil Corp.	49,464	1,829,179
NACCO Industries, Inc. - Class A	1,389	50,101
NextDecade Corp. (a) (b)	11,051	54,923
Nordic American Tankers, Ltd.	69,042	273,406
Northern Oil and Gas, Inc. (b)	22,081	670,158
Par Pacific Holdings, Inc. (a) (b)	16,282	475,434
PBF Energy, Inc. - Class A	39,813	1,726,292
Peabody Energy Corp. (a) (b) (d)	39,586	1,013,402
Ranger Oil Corp. - Class A	6,272	256,148
REX American Resources Corp. (a) (b)	5,256	150,269
Riley Exploration Permian, Inc. (b)	4,606	175,304
Ring Energy, Inc. (a) (b)	31,938	60,682
SandRidge Energy, Inc. (a)	10,783	155,383
Scorpio Tankers, Inc.	15,850	892,514
SFL Corp., Ltd.	39,560	375,820
SilverBow Resources, Inc. (a)	3,997	91,331
Sitio Royalties Corp. - Class A	23,883	539,756
SM Energy Co. (b)	41,402	1,165,880
Talos Energy, Inc. (a)	22,318	331,199
Teekay Corp. (a) (b)	23,214	143,463
Teekay Tankers, Ltd. - Class A (a)	7,500	321,975
Tellurian, Inc. (a) (b)	171,884	211,417
Ur-Energy, Inc. (a)	75,333	79,853
Uranium Energy Corp. (a) (b)	107,254	308,892
VAALCO Energy, Inc.	36,276	164,330

Oil, Gas & Consumable Fuels—(Continued)
Vertex Energy, Inc. (a) (b)	18,196	179,776
W&T Offshore, Inc. (a) (b)	24,808	126,025
World Fuel Services Corp.	21,674	553,771

		34,628,123

Paper & Forest Products—0.1%
Clearwater Paper Corp. (a)	5,381	179,833
Glatfelter Corp.	15,112	48,207
Sylvamo Corp.	12,273	567,749

		795,789

Passenger Airlines—0.3%
Allegiant Travel Co. (a)	5,412	497,796
Blade Air Mobility, Inc. (a) (b)	20,915	70,693
Frontier Group Holdings, Inc. (a) (b)	14,756	145,199
Hawaiian Holdings, Inc. (a) (b)	13,573	124,329
Joby Aviation, Inc. (a) (b)	86,504	375,427
SkyWest, Inc. (a)	16,673	369,640
Spirit Airlines, Inc.	36,644	629,177
Sun Country Airlines Holdings, Inc. (a) (b)	12,318	252,519
Wheels Up Experience, Inc. (a) (b)	62,293	39,419

		2,504,199

Personal Care Products — 0.8%
Beauty Health Co. (The) (a) (b)	30,052	379,557
BellRing Brands, Inc. (a)	45,561	1,549,074
Edgewell Personal Care Co. (b)	17,393	737,811
elf Beauty, Inc. (a)	16,536	1,361,739
Herbalife Nutrition, Ltd. (a)	33,308	536,259
Honest Co. Inc. (The) (a) (b)	5,302	9,544
Inter Parfums, Inc.	6,203	882,315
Medifast, Inc. (b)	3,603	373,523
Nature’s Sunshine Products, Inc. (a) (b)	4,578	46,741
Nu Skin Enterprises, Inc. - Class A	16,591	652,192
USANA Health Sciences, Inc. (a)	3,693	232,290
Veru, Inc. (a) (b)	1,357	1,574

		6,762,619

Pharmaceuticals—1.6%
Aclaris Therapeutics, Inc. (a)	21,806	176,411
Amneal Pharmaceuticals, Inc. (a)	7,829	10,882
Amphastar Pharmaceuticals, Inc. (a) (b)	13,014	488,025
Amylyx Pharmaceuticals, Inc. (a) (b)	17,183	504,149
ANI Pharmaceuticals, Inc. (a)	4,311	171,233
Arvinas, Inc. (a) (b)	16,311	445,617
Atea Pharmaceuticals, Inc. (a) (b)	32,816	109,934
Axsome Therapeutics, Inc. (a) (b)	10,909	672,867
Cara Therapeutics, Inc. (a) (b)	11,583	56,873
Cassava Sciences, Inc. (a) (b)	12,781	308,278
Collegium Pharmaceutical, Inc. (a) (b)	11,356	272,430
Corcept Therapeutics, Inc. (a) (b)	30,309	656,493
DICE Therapeutics, Inc. (a) (b)	12,126	347,410
Edgewise Therapeutics, Inc. (a) (b)	15,027	100,230
Esperion Therapeutics, Inc. (a)	1,550	2,465
Evolus, Inc. (a) (b)	12,622	106,782

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Fulcrum Therapeutics, Inc. (a)	17,766	$50,633
Harmony Biosciences Holdings, Inc. (a) (b)	9,337	304,853
Innoviva, Inc. (a) (b)	21,386	240,592
Intra-Cellular Therapies, Inc. (a)	30,630	1,658,614
Ligand Pharmaceuticals, Inc. (a) (b)	5,045	371,110
Liquidia Corp. (a) (b)	16,545	114,326
Nektar Therapeutics (a) (b)	27,263	19,163
NGM Biopharmaceuticals, Inc. (a)	1,369	5,586
Nuvation Bio, Inc. (a)	43,380	72,011
Ocular Therapeutix, Inc. (a) (b)	26,202	138,085
Pacira BioSciences, Inc. (a)	15,246	622,189
Phathom Pharmaceuticals, Inc. (a) (b)	7,762	55,421
Phibro Animal Health Corp. - Class A	6,746	103,349
Prestige Consumer Healthcare, Inc. (a)	16,788	1,051,432
Provention Bio, Inc. (a)	21,270	512,607
Reata Pharmaceuticals, Inc. - Class A (a) (b)	9,311	846,556
Revance Therapeutics, Inc. (a) (b)	27,227	876,982
Scilex Holding Co. (a)	22,005	180,441
SIGA Technologies, Inc. (b)	18,339	105,449
Supernus Pharmaceuticals, Inc. (a)	16,728	606,055
Tarsus Pharmaceuticals, Inc. (a)	6,902	86,758
Theravance Biopharma, Inc. (a)	21,852	237,094
Theseus Pharmaceuticals, Inc. (a)	6,628	58,857
Ventyx Biosciences, Inc. (a)	8,423	282,170
Xeris Biopharma Holdings, Inc. (a) (b)	45,707	74,502

		13,104,914

Professional Services—2.4%
Alight, Inc. - Class A (a)	130,835	1,204,990
ASGN, Inc. (a)	16,523	1,365,957
Atlas Technical Consultants, Inc. (a)	7,027	85,659
Barrett Business Services, Inc.	2,279	202,011
CBIZ, Inc. (a) (b)	16,340	808,667
Conduent, Inc. (a)	57,110	195,887
CRA International, Inc. (b)	2,343	252,622
CSG Systems International, Inc.	10,433	560,252
ExlService Holdings, Inc. (a)	10,891	1,762,491
Exponent, Inc.	17,133	1,707,989
First Advantage Corp. (a) (b)	20,718	289,223
Forrester Research, Inc. (a) (b)	3,344	108,178
Franklin Covey Co. (a)	3,849	148,071
Heidrick & Struggles International, Inc.	6,268	190,297
HireRight Holdings Corp. (a) (b)	9,930	105,357
Huron Consulting Group, Inc. (a) (b)	6,424	516,297
IBEX Holdings, Ltd. (a)	3,027	73,859
ICF International, Inc.	6,347	696,266
Insperity, Inc.	12,214	1,484,612
Kelly Services, Inc. - Class A	9,922	164,606
Kforce, Inc.	6,564	415,107
Korn Ferry	17,703	915,953
LegalZoom.com, Inc (a)	33,809	317,129
Maximus, Inc.	20,406	1,605,952
NV5 Global, Inc. (a) (b)	4,636	482,005
Planet Labs PBC (a) (b)	67,186	264,041
Red Violet, Inc. (a) (b)	3,327	58,555
Resources Connection, Inc.	11,231	191,601

Professional Services—(Continued)
Skillsoft Corp. (a)	30,896	61,792
Sterling Check Corp. (a) (b)	10,968	122,293
TriNet Group, Inc. (a) (b)	12,584	1,014,396
TrueBlue, Inc. (a) (b)	10,956	195,017
TTEC Holdings, Inc.	6,343	236,150
Upwork, Inc. (a) (b)	41,273	467,210
Verra Mobility Corp. (a) (b)	47,250	799,470
Willdan Group, Inc. (a) (b)	4,570	71,383

		19,141,345

Real Estate Management & Development—0.6%
Anywhere Real Estate, Inc. (a)	34,390	181,579
Compass, Inc. - Class A (a) (b)	90,359	291,860
Cushman & Wakefield plc (a) (b)	53,474	563,616
DigitalBridge Group, Inc.	55,617	666,848
Douglas Elliman, Inc.	27,436	85,326
eXp World Holdings, Inc. (b)	22,252	282,378
Forestar Group, Inc. (a) (b)	6,983	108,656
FRP Holdings, Inc. (a)	2,285	132,256
Kennedy-Wilson Holdings, Inc. (b)	39,493	655,189
Marcus & Millichap, Inc.	8,728	280,256
Newmark Group, Inc. - Class A	44,390	314,281
RE/MAX Holdings, Inc. - Class A (b)	6,249	117,231
Redfin Corp. (a) (b)	35,890	325,163
RMR Group, Inc. (The) - Class A (b)	4,706	123,485
St. Joe Co. (The)	11,618	483,425
Tejon Ranch Co. (a)	7,461	136,312

		4,747,861

Residential REITs—0.4%
Apartment Investment & Management Co. - Class A (b)	45,209	347,657
BRT Apartments Corp.	3,996	78,801
Centerspace	5,179	282,929
Elme Communities	30,151	538,497
Independence Realty Trust, Inc.	75,182	1,205,167
NexPoint Residential Trust, Inc.	7,924	346,041
UMH Properties, Inc.	16,743	247,629
Veris Residential, Inc. (a)	30,231	442,582

		3,489,303

Retail REITs—1.4%
Acadia Realty Trust (b)	31,446	438,672
Agree Realty Corp.	29,500	2,023,995
Alexander’s, Inc.	759	147,056
CBL & Associates Properties, Inc. (b)	9,399	240,990
Getty Realty Corp. (b)	14,042	505,933
InvenTrust Properties Corp. (b)	23,184	542,506
Kite Realty Group Trust	73,131	1,529,901
Macerich Co. (The)	71,062	753,257
Necessity Retail REIT, Inc. (The)	45,155	283,573
NETSTREIT Corp. (b)	18,614	340,264
Phillips Edison & Co., Inc. (b)	40,572	1,323,459
Retail Opportunity Investments Corp.	41,820	583,807
RPT Realty	28,918	275,010
Saul Centers, Inc.	3,884	151,476
SITE Centers Corp. (b)	65,501	804,352

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Retail REITs—(Continued)
Tanger Factory Outlet Centers, Inc. (b)	34,992	$686,893
Urban Edge Properties (b)	39,794	599,298
Urstadt Biddle Properties, Inc. - Class A (b)	9,065	159,272
Whitestone REIT	15,859	145,903

		11,535,617

Semiconductors & Semiconductor Equipment—2.9%
ACM Research, Inc. - Class A (a)	16,205	189,599
Alpha & Omega Semiconductor, Ltd. (a) (b)	7,372	198,675
Ambarella, Inc. (a) (b)	12,522	969,453
Amkor Technology, Inc.	35,047	911,923
Atomera, Inc. (a) (b)	7,079	45,093
Axcelis Technologies, Inc. (a) (b)	11,021	1,468,548
AXT, Inc. (a) (b)	14,083	56,050
Ceva, Inc. (a) (b)	8,407	255,825
Cohu, Inc. (a)	15,880	609,633
Credo Technology Group Holding, Ltd. (a)	34,289	323,002
Diodes, Inc. (a)	14,825	1,375,167
FormFactor, Inc. (a) (c)	26,288	837,273
Ichor Holdings, Ltd. (a) (b)	10,143	332,082
Impinj, Inc. (a) (b)	7,085	960,159
indie Semiconductor, Inc. - Class A (a) (b)	35,336	372,795
Kulicke & Soffa Industries, Inc. (b)	19,165	1,009,804
MACOM Technology Solutions Holdings, Inc. (a)	18,249	1,292,759
MaxLinear, Inc. (a) (b)	24,378	858,349
Onto Innovation, Inc. (a)	16,863	1,481,921
PDF Solutions, Inc. (a) (b)	10,025	425,060
Photronics, Inc. (a)	21,105	349,921
Power Integrations, Inc.	19,120	1,618,317
Rambus, Inc. (a)	36,035	1,847,154
Semtech Corp. (a)	21,007	507,109
Silicon Laboratories, Inc. (a)	10,647	1,864,183
SiTime Corp. (a) (b)	5,459	776,434
SkyWater Technology, Inc. (a)	4,560	51,893
SMART Global Holdings, Inc. (a)	16,723	288,305
Synaptics, Inc. (a)	13,375	1,486,631
Ultra Clean Holdings, Inc. (a)	15,549	515,605
Veeco Instruments, Inc. (a) (b)	16,657	351,962

		23,630,684

Software—4.9%
8x8, Inc. (a)	37,978	158,368
A10 Networks, Inc.	21,038	325,879
ACI Worldwide, Inc. (a)	38,487	1,038,379
Adeia, Inc.	35,163	311,544
Agilysys, Inc. (a)	6,690	551,992
Alarm.com Holdings, Inc. (a) (b)	16,373	823,234
Alkami Technology, Inc. (a) (b)	12,712	160,934
Altair Engineering, Inc. - Class A (a) (b)	17,467	1,259,545
American Software, Inc. - Class A	11,730	147,915
Amplitude, Inc. - Class A (a) (b)	19,500	242,580
Appfolio, Inc. - Class A (a)	6,540	814,099
Appian Corp. - Class A (a) (b)	13,931	618,258
Applied Digital Corp. (a)	26,299	58,910
Asana, Inc. - Class A (a) (b)	25,738	543,844
AvePoint, Inc. (a) (b)	45,466	187,320

Software—(Continued)
Blackbaud, Inc. (a)	15,415	1,068,260
Blackline, Inc. (a)	18,622	1,250,467
Blend Labs, Inc. - Class A (a) (b)	68,496	68,236
Box, Inc. - Class A (a) (b)	47,952	1,284,634
C3.ai, Inc. - Class A (a) (b)	20,285	680,967
Cerence, Inc. (a) (b)	13,068	367,080
Cleanspark, Inc. (a) (b)	27,607	76,747
Clear Secure, Inc. - Class A (b)	21,433	560,902
CommVault Systems, Inc. (a)	15,305	868,406
Consensus Cloud Solutions, Inc. (a)	6,453	219,983
Couchbase, Inc. (a) (b)	9,433	132,628
CS Disco, Inc. (a) (b)	8,074	53,611
Cvent Holding Corp. (a)	18,343	153,347
Digimarc Corp. (a) (b)	5,494	107,957
Digital Turbine, Inc. (a) (b)	31,408	388,203
Domo, Inc. - Class B (a)	9,814	139,261
E2open Parent Holdings, Inc. (a) (b)	71,031	413,400
Ebix, Inc. (b)	8,704	114,806
eGain Corp. (a)	7,231	54,883
Enfusion, Inc. - Class A (a)	9,141	95,981
EngageSmart, Inc. (a)	12,404	238,777
Envestnet, Inc. (a) (b)	18,894	1,108,511
Everbridge, Inc. (a)	13,337	462,394
EverCommerce, Inc. (a) (b)	12,206	129,139
ForgeRock, Inc. - Class A (a) (b)	15,058	310,195
Instructure Holdings, Inc. (a) (b)	6,115	158,379
Intapp, Inc. (a)	5,137	230,343
InterDigital, Inc. (b)	9,797	714,201
LivePerson, Inc. (a)	17,492	77,140
LiveRamp Holdings, Inc. (a)	22,504	493,513
Marathon Digital Holdings, Inc. (a) (b)	39,538	344,771
Matterport, Inc. (a) (b)	76,333	208,389
MeridianLink, Inc. (a) (b)	8,983	155,406
MicroStrategy, Inc. - Class A (a)	3,203	936,301
Mitek Systems, Inc. (a) (b)	15,147	145,260
Model N, Inc. (a) (b)	12,650	423,396
Momentive Global, Inc. (a)	45,741	426,306
N-able, Inc. (a)	24,099	318,107
NextNav, Inc. (a) (b)	10,355	21,021
Olo, Inc. - Class A (a) (b)	31,375	256,020
ON24, Inc. (a)	14,977	131,199
OneSpan, Inc. (a)	13,014	227,745
PagerDuty, Inc. (a) (b)	28,642	1,001,897
PowerSchool Holdings, Inc. - Class A (a)	15,984	316,803
Progress Software Corp.	14,170	814,067
PROS Holdings, Inc. (a) (b)	13,842	379,271
Q2 Holdings, Inc. (a)	18,911	465,589
Qualys, Inc. (a) (b)	13,001	1,690,390
Rapid7, Inc. (a) (b)	19,953	916,042
Rimini Street, Inc. (a) (b)	16,821	69,303
Riot Blockchain, Inc. (a) (b)	53,684	536,303
Sapiens International Corp. NV	11,177	242,764
ShotSpotter, Inc. (a)	3,138	123,386
SolarWinds Corp. (a)	16,368	140,765
Sprout Social, Inc. - Class A (a)	15,663	953,563
SPS Commerce, Inc. (a)	12,153	1,850,902
Sumo Logic, Inc. (a)	40,580	486,148

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Telos Corp. (a)	1,559	$3,944
Tenable Holdings, Inc. (a)	37,751	1,793,550
Upland Software, Inc. (a)	2,025	8,708
Varonis Systems, Inc. (a)	35,958	935,268
Verint Systems, Inc. (a)	21,871	814,476
Veritone, Inc. (a) (b)	10,577	61,664
Weave Communications, Inc. (a) (b)	12,297	61,116
Workiva, Inc. (a) (b)	16,074	1,646,138
Xperi, Inc. (a)	14,065	153,730
Yext, Inc. (a) (b)	37,994	365,122
Zeta Global Holdings Corp. - Class A (a) (b)	39,653	429,442
Zuora, Inc. - Class A (a)	42,438	419,287

		39,538,711

Specialized REITs—0.5%
Farmland Partners, Inc. (b)	15,523	166,096
Four Corners Property Trust, Inc. (b)	28,222	758,043
Gladstone Land Corp. (b)	10,827	180,270
Outfront Media, Inc.	49,314	800,366
PotlatchDeltic Corp.	26,827	1,327,937
Safehold, Inc. (b)	13,447	394,943
Uniti Group, Inc. (b)	80,157	284,557

		3,912,212

Specialty Retail—2.6%
1-800-Flowers.com, Inc. - Class A (a) (b)	9,265	106,548
Aaron’s, Inc. (The)	13,892	134,197
Abercrombie & Fitch Co. - Class A (a)	16,478	457,264
Academy Sports & Outdoors, Inc. (b)	25,655	1,673,989
America’s Car-Mart, Inc. (a) (b)	2,086	165,232
American Eagle Outfitters, Inc. (b)	53,012	712,481
Arko Corp. (b)	31,060	263,699
Asbury Automotive Group, Inc. (a) (b)	7,450	1,564,500
BARK, Inc. (a) (b)	42,416	61,503
Big 5 Sporting Goods Corp. (b)	7,812	60,074
Boot Barn Holdings, Inc. (a)	10,047	770,002
Buckle, Inc. (The)	10,213	364,502
Build-A-Bear Workshop, Inc.	4,959	115,247
Caleres, Inc. (b)	11,585	250,584
Camping World Holdings, Inc. - Class A (b)	12,715	265,362
CarParts.com, Inc. (a)	10,522	56,187
Cato Corp. (The) - Class A (b)	6,299	55,683
Chico’s FAS, Inc. (a) (b)	41,529	228,409
Children’s Place, Inc. (The) (a)	3,971	159,833
Citi Trends, Inc. (a)	2,791	53,085
Designer Brands, Inc. - Class A (b)	17,144	149,839
Destination XL Group, Inc. (a) (b)	14,745	81,245
EVgo, Inc. (a) (b)	24,290	189,219
Foot Locker, Inc. (b)	27,087	1,075,083
Franchise Group, Inc. (b)	9,820	267,595
Genesco, Inc. (a)	3,961	146,082
Group 1 Automotive, Inc. (b)	4,766	1,079,118
GrowGeneration Corp. (a) (b)	19,482	66,628
Guess?, Inc. (b)	11,608	225,892
Haverty Furniture Cos., Inc. (b)	4,960	158,274
Hibbett Sports, Inc.	4,141	244,236

Specialty Retail—(Continued)
Lands’ End, Inc. (a) (b)	5,416	52,644
MarineMax, Inc. (a) (b)	7,339	210,996
Monro, Inc. (b)	10,365	512,342
Murphy USA, Inc.	6,779	1,749,321
National Vision Holdings, Inc. (a) (b)	26,199	493,589
ODP Corp. (The) (a) (b)	13,523	608,265
OneWater Marine, Inc. - Class A (a) (b)	3,644	101,923
Overstock.com, Inc. (a) (b)	15,298	310,090
PetMed Express, Inc. (b)	6,446	104,683
RealReal, Inc. (The) (a) (b)	31,517	39,711
Rent the Runway, Inc. - Class A (a) (b)	18,163	51,765
Rent-A-Center, Inc. (b)	17,965	440,322
Revolve Group, Inc. (a) (b)	14,472	380,614
Sally Beauty Holdings, Inc. (a) (b)	36,161	563,388
Shoe Carnival, Inc. (b)	6,132	157,286
Signet Jewelers, Ltd. (b)	15,068	1,171,989
Sleep Number Corp. (a) (b)	7,502	228,136
Sonic Automotive, Inc. - Class A	6,087	330,768
Sportsman’s Warehouse Holdings, Inc. (a)	10,935	92,729
Stitch Fix, Inc. - Class A (a)	28,562	145,952
ThredUP, Inc. - Class A (a)	22,896	57,927
Tile Shop Holdings, Inc. (a) (b)	2,821	13,230
Tilly’s, Inc. - Class A (a)	7,804	60,169
TravelCenters of America, Inc. (a) (b)	4,271	369,441
Urban Outfitters, Inc. (a) (b)	21,577	598,114
Warby Parker, Inc. - Class A (a) (b)	28,895	305,998
Winmark Corp.	994	318,507
Zumiez, Inc. (a) (b)	5,111	94,247

		20,765,738

Technology Hardware, Storage & Peripherals—0.4%
Avid Technology, Inc. (a)	12,231	391,148
Corsair Gaming, Inc. (a) (b)	13,698	251,359
Diebold Nixdorf, Inc. (a) (b)	9,021	10,825
Eastman Kodak Co. (a)	19,889	81,545
IonQ, Inc. (a) (b)	42,228	259,702
Super Micro Computer, Inc. (a) (b)	15,615	1,663,778
Turtle Beach Corp. (a)	5,364	53,747
Xerox Holdings Corp.	38,468	592,407

		3,304,511

Textiles, Apparel & Luxury Goods—0.8%
Crocs, Inc. (a) (c)	20,452	2,585,951
Ermenegildo Zegna NV	20,835	284,189
Fossil Group, Inc. (a)	4,644	14,861
G-III Apparel Group, Ltd. (a)	15,756	245,006
Kontoor Brands, Inc. (b)	18,681	903,974
Movado Group, Inc.	4,696	135,104
Oxford Industries, Inc.	4,988	526,683
Rocky Brands, Inc.	2,393	55,206
Steven Madden, Ltd.	26,574	956,664
Unifi, Inc. (a)	4,921	40,204
Wolverine World Wide, Inc. (b)	26,161	446,045

		6,193,887

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco — 0.1%
22nd Century Group, Inc. (a) (b)	55,186	$42,438
Turning Point Brands, Inc. (b)	5,617	117,957
Universal Corp.	8,059	426,241
Vector Group, Ltd. (b)	46,342	556,567

		1,143,203

Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc. (b)	7,040	111,584
Applied Industrial Technologies, Inc.	12,837	1,824,523
Beacon Roofing Supply, Inc. (a) (b)	17,484	1,028,933
BlueLinx Holdings, Inc. (a)	2,908	197,628
Boise Cascade Co.	13,372	845,779
Custom Truck One Source, Inc. (a) (b)	20,077	136,323
Distribution Solutions Group, Inc. (a)	1,694	77,009
DXP Enterprises, Inc. (a)	4,806	129,378
GATX Corp. (b)	11,670	1,283,933
Global Industrial Co.	3,989	107,065
GMS, Inc. (a)	14,000	810,460
H&E Equipment Services, Inc.	10,452	462,292
Herc Holdings, Inc.	8,316	947,192
Hudson Technologies, Inc. (a)	14,689	128,235
McGrath RentCorp	8,030	749,279
MRC Global, Inc. (a)	28,411	276,155
NOW, Inc. (a)	37,163	414,367
Rush Enterprises, Inc. - Class A	13,925	760,305
Rush Enterprises, Inc. - Class B	2,388	143,017
Textainer Group Holdings, Ltd.	14,336	460,329
Titan Machinery, Inc. (a) (b)	6,828	207,913
Transcat, Inc. (a)	2,285	204,256
Triton International, Ltd.	19,639	1,241,578
Veritiv Corp. (b)	4,355	588,535
Xometry, Inc. - Class A (a) (b)	11,657	174,505

		13,310,573

Water Utilities—0.5%
American States Water Co.	12,211	1,085,436
Artesian Resources Corp. - Class A	2,874	159,105
California Water Service Group	18,456	1,074,139
Global Water Resources, Inc.	4,624	57,476
Middlesex Water Co.	5,991	468,017
Pure Cycle Corp. (a)	6,829	64,534
SJW Group (b)	9,303	708,237
York Water Co. (The)	5,110	228,417

		3,845,361

Wireless Telecommunication Services—0.1%
Gogo, Inc. (a)	16,484	239,018
Shenandoah Telecommunications Co. (b)	16,904	321,514
Telephone & Data Systems, Inc.	34,718	364,886
United States Cellular Corp. (a) (b)	5,651	117,146

		1,042,564

Total Common Stocks (Cost $625,475,912)		777,503,635

Mutual Funds—1.7%
Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—1.7%
iShares Russell 2000 Index Fund (b) (Cost $13,674,987)	75,400	13,451,360

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e)	4,660	37,094

Health Care Providers & Services—0.0%
OmniAb, Inc. (a) (b)	4,218	0

Total Rights (Cost $280)		37,094

Warrants—0.0%

Energy Equipment & Services—0.0%
Nabors Industries, Ltd., Expires 06/11/26 (a) (Cost $0)	882	16,538

Escrow Shares—0.0%

Consumer Staples Distribution & Retail—0.0%
Fresh Market, Inc. (a) (d) (e) (Cost $0)	21,412	0

Short-Term Investments—1.4%

U.S. Treasury—1.4%
U.S. Treasury Bills
3.526%, 04/04/23 (f)	4,775,000	4,774,390
3.770%, 04/18/23 (f)	6,825,000	6,812,047

Total Short-Term Investments (Cost $11,585,490)		11,586,437

Securities Lending Reinvestments (g)—22.3%

Certificates of Deposit—3.0%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (h)	2,000,000	2,003,690
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (h)	2,000,000	2,002,790
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (h)	3,000,000	2,994,192
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (h)	2,000,000	1,998,650
5.030%, SOFR + 0.200%, 08/21/23 (h)	2,000,000	1,998,400
5.050%, SOFR + 0.220%, 08/14/23 (h)	3,000,000	2,998,158
Rabobank (London) 5.360%, SOFR + 0.530%, 05/16/23 (h)	2,000,000	2,000,000
Standard Chartered Bank (NY)
5.580%, SOFR + 0.740%, 05/02/23 (h)	2,000,000	2,001,124

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB
5.170%, SOFR + 0.340%, 10/31/23 (h)	2,000,000	$1,998,596
5.430%, SOFR + 0.600%, 04/12/23 (h)	2,000,000	2,000,248
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (h)	2,000,000	1,998,442

		23,994,290

Commercial Paper—1.4%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (h)	5,000,000	5,006,395
Skandinaviska Enskilda Banken AB
5.100%, SOFR + 0.270%, 08/25/23 (h)	2,000,000	1,999,110
5.510%, SOFR + 0.680%, 05/03/23 (h)	1,000,000	1,000,410
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (h)	3,000,000	3,000,000

		11,005,915

Master Demand Notes—0.2%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (h)	2,000,000	2,000,205

Repurchase Agreements—9.9%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $2,400,966; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,456,600.	2,400,000	2,400,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $2,009,956; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $6,165,575; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $17,713,096; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $18,060,134.	17,706,013	17,706,013
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $2,000,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $2,040,814.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $8,003,213; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $8,195,837.	8,000,000	8,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $9,007,230; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $9,220,316.	9,000,000	9,000,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $19,013,063; collateralized by various Common Stock with an aggregate market value of $21,119,820.	19,000,000	19,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $4,201,740; collateralized by various Common Stock with an aggregate market value of $4,669,889.	4,200,000	4,200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $3,014,700; collateralized by various Common Stock with an aggregate market value of $3,333,800.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $600,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $612,651.	600,000	600,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $1,000,409; collateralized by various Common Stock with an aggregate market value of $1,111,624.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $3,905,330; collateralized by various Common Stock with an aggregate market value of $4,343,018.	3,900,000	3,900,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,122,797.	1,000,000	1,000,000

		79,806,013

Time Deposits—1.7%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	2,000,000	2,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—(Continued)
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (h)	5,000,000	$5,000,000

		14,000,000

Mutual Funds—6.1%
AB Government Money Market Portfolio, Institutional Class 4.740% (i)	4,000,000	4,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (i)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (i)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (i)	5,000,000	5,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (i)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (i)	15,000,000	15,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (i)	5,000,000	5,000,000

		49,000,000

Total Securities Lending Reinvestments (Cost $179,806,013)		179,806,423

Total Investments—122.0% (Cost $830,542,682)		982,401,487
Other assets and liabilities (net)—(22.0)%		(177,235,717)

Net Assets—100.0%		$805,165,770

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $179,336,235 and the collateral received consisted of cash in the amount of $179,806,013 and non-cash collateral with a value of $1,216,263. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $4,730,928.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.1% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/16/23	128	USD	11,606,400	$(538,771)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$777,503,635	$—	$—	$777,503,635
Total Mutual Funds*	13,451,360	—	—	13,451,360
Rights
Biotechnology	—	—	37,094	37,094
Health Care Providers & Services	—	0	—	0
Total Rights	—	0	37,094	37,094
Total Warrants*	16,538	—	—	16,538
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	11,586,437	—	11,586,437
Securities Lending Reinvestments
Certificates of Deposit	—	23,994,290	—	23,994,290
Commercial Paper	—	11,005,915	—	11,005,915
Master Demand Notes	—	2,000,205	—	2,000,205
Repurchase Agreements	—	79,806,013	—	79,806,013
Time Deposits	—	14,000,000	—	14,000,000
Mutual Funds	49,000,000	—	—	49,000,000
Total Securities Lending Reinvestments	49,000,000	130,806,423	—	179,806,423
Total Investments	$839,971,533	$142,392,860	$37,094	$982,401,487

Collateral for Securities Loaned (Liability)	$—	$(179,806,013)	$—	$(179,806,013)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(538,771)	$—	$—	$(538,771)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTII-206

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Boeing Co. (The) (a) (b)	111,368	$23,657,904
General Dynamics Corp.	44,566	10,170,407
Howmet Aerospace, Inc. (b)	72,919	3,089,578
Huntington Ingalls Industries, Inc.	7,893	1,634,009
L3Harris Technologies, Inc.	37,708	7,399,818
Lockheed Martin Corp.	44,998	21,271,905
Northrop Grumman Corp.	28,493	13,155,788
Raytheon Technologies Corp.	290,123	28,411,745
Textron, Inc. (b)	41,345	2,920,197
TransDigm Group, Inc.	10,272	7,570,978

		119,282,329

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc. (b)	23,311	2,316,414
Expeditors International of Washington, Inc.	31,515	3,470,432
FedEx Corp.	45,986	10,507,341
United Parcel Service, Inc. - Class B (b)	144,536	28,038,539

		44,332,726

Automobile Components—0.1%
Aptiv plc (a)	53,659	6,020,003
BorgWarner, Inc.	46,367	2,277,084

		8,297,087

Automobiles—1.9%
Ford Motor Co. (b)	775,401	9,770,053
General Motors Co.	276,197	10,130,906
Tesla, Inc. (a) (b)	532,633	110,500,042

		130,401,001

Banks—3.1%
Bank of America Corp.	1,382,241	39,532,093
Citigroup, Inc.	383,579	17,986,019
Citizens Financial Group, Inc.	97,534	2,962,107
Comerica, Inc.	25,937	1,126,184
Fifth Third Bancorp	135,339	3,605,431
First Republic Bank (b)	36,793	514,734
Huntington Bancshares, Inc.	285,788	3,200,826
JPMorgan Chase & Co.	580,899	75,696,949
KeyCorp	184,838	2,314,172
M&T Bank Corp. (b)	33,525	4,008,584
PNC Financial Services Group, Inc. (The) (b)	79,415	10,093,646
Regions Financial Corp.	184,971	3,433,062
Truist Financial Corp.	262,768	8,960,389
U.S. Bancorp	275,914	9,946,700
Wells Fargo & Co.	754,639	28,208,406
Zions Bancorp N.A.	29,630	886,826

		212,476,128

Beverages—1.8%
Brown-Forman Corp. - Class B	36,216	2,327,602
Coca-Cola Co. (The)	770,793	47,812,290
Constellation Brands, Inc. - Class A	32,154	7,263,267
Keurig Dr Pepper, Inc.	168,286	5,937,130

Beverages—(Continued)
Molson Coors Beverage Co. - Class B (b)	37,230	1,924,046
Monster Beverage Corp. (a)	150,858	8,147,841
PepsiCo, Inc.	272,754	49,723,054

		123,135,230

Biotechnology—2.3%
AbbVie, Inc.	350,234	55,816,793
Amgen, Inc.	105,750	25,565,062
Biogen, Inc. (a)	28,518	7,928,860
Gilead Sciences, Inc.	246,959	20,490,188
Incyte Corp. (a)	36,649	2,648,623
Moderna, Inc. (a) (b)	65,432	10,049,047
Regeneron Pharmaceuticals, Inc. (a)	21,291	17,494,176
Vertex Pharmaceuticals, Inc. (a)	50,915	16,041,789

		156,034,538

Broadline Retail—2.8%
Amazon.com, Inc. (a)	1,765,572	182,365,932
eBay, Inc. (b)	107,469	4,768,399
Etsy, Inc. (a) (b)	24,891	2,771,115

		189,905,446

Building Products—0.4%
A.O. Smith Corp. (b)	25,125	1,737,394
Allegion plc	17,397	1,856,782
Carrier Global Corp. (b)	165,204	7,558,083
Johnson Controls International plc	136,100	8,195,942
Masco Corp.	44,599	2,217,462
Trane Technologies plc (b)	45,366	8,346,436

		29,912,099

Capital Markets—2.8%
Ameriprise Financial, Inc.	20,854	6,391,751
Bank of New York Mellon Corp. (The)	145,667	6,619,108
BlackRock, Inc.	29,658	19,844,761
Cboe Global Markets, Inc.	21,008	2,820,114
Charles Schwab Corp. (The)	302,076	15,822,741
CME Group, Inc.	71,241	13,644,076
FactSet Research Systems, Inc. (b)	7,576	3,144,722
Franklin Resources, Inc. (b)	56,482	1,521,625
Goldman Sachs Group, Inc. (The)	67,064	21,937,305
Intercontinental Exchange, Inc.	110,676	11,542,400
Invesco, Ltd. (b)	90,069	1,477,132
MarketAxess Holdings, Inc. (b)	7,454	2,916,676
Moody’s Corp.	31,202	9,548,436
Morgan Stanley	258,742	22,717,548
MSCI, Inc.	15,836	8,863,251
Nasdaq, Inc.	67,133	3,670,161
Northern Trust Corp.	41,277	3,637,742
Raymond James Financial, Inc. (b)	38,383	3,579,982
S&P Global, Inc. (b)	65,196	22,477,625
State Street Corp.	69,121	5,231,768
T. Rowe Price Group, Inc. (b)	44,420	5,015,018

		192,423,942

BHFTII-207

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—1.8%
Air Products & Chemicals, Inc.	43,982	$12,632,070
Albemarle Corp. (b)	23,201	5,128,349
Celanese Corp.	19,755	2,151,122
CF Industries Holdings, Inc.	38,853	2,816,454
Corteva, Inc.	141,169	8,513,902
Dow, Inc.	139,596	7,652,653
DuPont de Nemours, Inc. (b)	90,728	6,511,549
Eastman Chemical Co. (b)	23,527	1,984,267
Ecolab, Inc.	49,075	8,123,385
FMC Corp.	24,946	3,046,655
International Flavors & Fragrances, Inc.	50,493	4,643,336
Linde plc	97,543	34,670,684
LyondellBasell Industries NV - Class A	50,300	4,722,667
Mosaic Co. (The) (b)	67,429	3,093,642
PPG Industries, Inc.	46,545	6,217,481
Sherwin-Williams Co. (The)	46,702	10,497,209

		122,405,425

Commercial Services & Supplies—0.5%
Cintas Corp.	17,107	7,915,067
Copart, Inc. (a)	84,894	6,384,878
Republic Services, Inc.	40,678	5,500,479
Rollins, Inc.	45,839	1,720,338
Waste Management, Inc.	73,556	12,002,132

		33,522,894

Communications Equipment—0.9%
Arista Networks, Inc. (a)	49,018	8,228,161
Cisco Systems, Inc.	813,579	42,529,842
F5, Inc. (a)	11,906	1,734,585
Juniper Networks, Inc.	64,157	2,208,284
Motorola Solutions, Inc.	33,113	9,474,623

		64,175,495

Construction & Engineering—0.1%
Quanta Services, Inc.	28,300	4,715,912

Construction Materials—0.1%
Martin Marietta Materials, Inc.	12,297	4,366,173
Vulcan Materials Co.	26,321	4,515,631

		8,881,804

Consumer Finance—0.5%
American Express Co.	117,905	19,448,430
Capital One Financial Corp.	75,513	7,261,330
Discover Financial Services	52,877	5,226,363
Synchrony Financial	86,551	2,516,903

		34,453,026

Consumer Staples Distribution & Retail—1.9%
Costco Wholesale Corp.	87,877	43,663,445
Dollar General Corp. (b)	44,277	9,318,537
Dollar Tree, Inc. (a) (b)	41,175	5,910,671
Kroger Co. (The)	129,004	6,368,928
Sysco Corp. (b)	100,527	7,763,700

Consumer Staples Distribution & Retail—(Continued)
Target Corp.	91,161	15,098,997
Walgreens Boots Alliance, Inc. (b)	141,774	4,902,545
Walmart, Inc.	277,722	40,950,109

		133,976,932

Containers & Packaging—0.3%
AMCOR plc	294,247	3,348,531
Avery Dennison Corp.	16,035	2,869,142
Ball Corp. (b)	62,169	3,426,134
International Paper Co. (b)	70,437	2,539,958
Packaging Corp. of America (b)	18,325	2,544,060
Sealed Air Corp.	28,648	1,315,230
Westrock Co.	50,431	1,536,632

		17,579,687

Distributors—0.2%
Genuine Parts Co.	27,916	4,670,626
LKQ Corp.	50,266	2,853,098
Pool Corp. (b)	7,734	2,648,431

		10,172,155

Diversified Telecommunication Services—0.9%
AT&T, Inc.	1,411,647	27,174,205
Verizon Communications, Inc.	831,755	32,346,952

		59,521,157

Electric Utilities—1.8%
Alliant Energy Corp.	49,713	2,654,674
American Electric Power Co., Inc.	101,766	9,259,688
Constellation Energy Corp.	64,763	5,083,896
Duke Energy Corp.	152,492	14,710,903
Edison International (b)	75,627	5,338,510
Entergy Corp.	40,298	4,341,707
Evergy, Inc.	45,457	2,778,332
Eversource Energy	68,979	5,398,297
Exelon Corp.	196,803	8,244,078
FirstEnergy Corp.	107,569	4,309,214
NextEra Energy, Inc.	393,543	30,334,295
NRG Energy, Inc. (b)	45,625	1,564,481
PG&E Corp. (a) (b)	318,855	5,155,885
Pinnacle West Capital Corp. (b)	22,406	1,775,451
PPL Corp.	145,822	4,052,393
Southern Co. (The) (b)	215,603	15,001,657
Xcel Energy, Inc.	108,378	7,309,012

		127,312,473

Electrical Equipment—0.6%
AMETEK, Inc.	45,481	6,609,754
Eaton Corp. plc	78,761	13,494,910
Emerson Electric Co.	113,161	9,860,850
Generac Holdings, Inc. (a) (b)	12,547	1,355,201
Rockwell Automation, Inc.	22,732	6,670,705

		37,991,420

BHFTII-208

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	117,757	$9,623,102
CDW Corp. (b)	26,813	5,225,585
Corning, Inc.	150,755	5,318,636
Keysight Technologies, Inc. (a)	35,319	5,703,312
TE Connectivity, Ltd.	62,672	8,219,433
Teledyne Technologies, Inc. (a)	9,283	4,152,843
Trimble, Inc. (a)	48,842	2,560,298
Zebra Technologies Corp. - Class A (a)	10,225	3,251,550

		44,054,759

Energy Equipment & Services—0.4%
Baker Hughes Co.	199,230	5,749,778
Halliburton Co.	179,046	5,665,015
Schlumberger, Ltd.	281,257	13,809,719

		25,224,512

Entertainment—1.4%
Activision Blizzard, Inc.	141,043	12,071,870
Electronic Arts, Inc.	51,593	6,214,377
Live Nation Entertainment, Inc. (a)	28,231	1,976,170
Netflix, Inc. (a)	88,198	30,470,645
Take-Two Interactive Software, Inc. (a)	31,400	3,746,020
Walt Disney Co. (The) (a)	361,785	36,225,532
Warner Bros Discovery, Inc. (a) (b)	437,642	6,608,394

		97,313,008

Financial Services—4.2%
Berkshire Hathaway, Inc. - Class B (a)	356,817	110,174,385
Fidelity National Information Services, Inc.	117,514	6,384,536
Fiserv, Inc. (a) (b)	125,762	14,214,879
FleetCor Technologies, Inc. (a)	14,606	3,079,675
Global Payments, Inc.	52,101	5,483,109
Jack Henry & Associates, Inc. (b)	14,455	2,178,658
MasterCard, Inc. - Class A	167,093	60,723,267
PayPal Holdings, Inc. (a)	224,060	17,015,116
Visa, Inc. - Class A (b)	321,810	72,555,283

		291,808,908

Food Products—1.1%
Archer-Daniels-Midland Co.	108,343	8,630,603
Bunge, Ltd.	29,666	2,833,696
Campbell Soup Co. (b)	39,735	2,184,630
Conagra Brands, Inc. (b)	94,391	3,545,326
General Mills, Inc.	116,768	9,978,993
Hershey Co. (The)	29,106	7,404,858
Hormel Foods Corp. (b)	57,354	2,287,278
J.M. Smucker Co. (The) (b)	21,119	3,323,497
Kellogg Co. (b)	50,691	3,394,269
Kraft Heinz Co. (The) (b)	157,682	6,097,563
Lamb Weston Holdings, Inc.	28,492	2,977,984
McCormick & Co., Inc. (b)	49,653	4,131,626
Mondelez International, Inc. - Class A	269,992	18,823,842
Tyson Foods, Inc. - Class A	56,564	3,355,377

		78,969,542

Gas Utilities—0.0%
Atmos Energy Corp. (b)	28,352	3,185,631

Ground Transportation—0.8%
CSX Corp.	416,366	12,465,998
J.B. Hunt Transport Services, Inc.	16,436	2,883,861
Norfolk Southern Corp.	45,111	9,563,532
Old Dominion Freight Line, Inc. (b)	17,942	6,115,351
Union Pacific Corp.	121,177	24,388,083

		55,416,825

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	345,301	34,965,179
Align Technology, Inc. (a)	14,387	4,807,272
Baxter International, Inc.	99,946	4,053,810
Becton Dickinson & Co.	56,225	13,917,936
Boston Scientific Corp. (a)	283,658	14,191,410
Cooper Cos., Inc. (The) (b)	9,774	3,649,221
Dentsply Sirona, Inc. (b)	42,561	1,671,796
DexCom, Inc. (a)	76,526	8,890,791
Edwards Lifesciences Corp. (a)	122,441	10,129,544
GE HealthCare Technologies, Inc. (a) (b)	71,908	5,898,613
Hologic, Inc. (a)	48,828	3,940,420
IDEXX Laboratories, Inc. (a)	16,402	8,202,312
Insulet Corp. (a)	13,754	4,386,976
Intuitive Surgical, Inc. (a)	69,392	17,727,574
Medtronic plc	263,432	21,237,888
ResMed, Inc.	29,094	6,371,295
STERIS plc (b)	19,662	3,760,947
Stryker Corp. (b)	66,772	19,061,403
Teleflex, Inc. (b)	9,289	2,352,996
Zimmer Biomet Holdings, Inc.	41,559	5,369,423

		194,586,806

Health Care Providers & Services—3.0%
AmerisourceBergen Corp.	32,044	5,130,565
Cardinal Health, Inc.	51,023	3,852,237
Centene Corp. (a)	109,072	6,894,441
Cigna Group (The)	59,151	15,114,855
CVS Health Corp.	254,308	18,897,628
DaVita, Inc. (a)	10,884	882,801
Elevance Health, Inc.	47,298	21,748,093
HCA Healthcare, Inc.	41,993	11,072,714
Henry Schein, Inc. (a) (b)	26,844	2,188,860
Humana, Inc.	24,751	12,015,620
Laboratory Corp. of America Holdings (b)	17,547	4,025,633
McKesson Corp.	27,120	9,656,076
Molina Healthcare, Inc. (a)	11,566	3,093,789
Quest Diagnostics, Inc. (b)	21,982	3,110,013
UnitedHealth Group, Inc.	185,041	87,448,526
Universal Health Services, Inc. - Class B	12,705	1,614,806

		206,746,657

Health Care REITs—0.2%
Healthpeak Properties, Inc.	108,286	2,379,043
Ventas, Inc.	79,215	3,433,970
Welltower, Inc. (b)	93,579	6,708,679

		12,521,692

BHFTII-209

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotel & Resort REITs—0.0%
Host Hotels & Resorts, Inc. (b)	141,605	$2,335,066

Hotels, Restaurants & Leisure—2.1%
Booking Holdings, Inc. (a)	7,682	20,375,814
Caesars Entertainment, Inc. (a)	42,493	2,074,083
Carnival Corp. (a) (b)	198,464	2,014,410
Chipotle Mexican Grill, Inc. (a)	5,471	9,346,055
Darden Restaurants, Inc. (b)	24,103	3,739,822
Domino’s Pizza, Inc. (b)	7,011	2,312,719
Expedia Group, Inc. (a)	29,275	2,840,553
Hilton Worldwide Holdings, Inc.	52,768	7,433,428
Las Vegas Sands Corp. (a) (b)	65,084	3,739,076
Marriott International, Inc. - Class A	53,285	8,847,441
McDonald’s Corp.	145,051	40,557,710
MGM Resorts International	62,312	2,767,899
Norwegian Cruise Line Holdings, Ltd. (a) (b)	83,454	1,122,456
Royal Caribbean Cruises, Ltd. (a) (b)	43,471	2,838,656
Starbucks Corp.	227,610	23,701,029
Wynn Resorts, Ltd. (a)	20,421	2,285,314
Yum! Brands, Inc.	55,452	7,324,100

		143,320,565

Household Durables—0.3%
DR Horton, Inc.	61,885	6,045,546
Garmin, Ltd.	30,366	3,064,537
Lennar Corp. - Class A (b)	50,211	5,277,678
Mohawk Industries, Inc. (a)	10,443	1,046,597
Newell Brands, Inc. (b)	74,538	927,253
NVR, Inc. (a)	600	3,343,314
PulteGroup, Inc.	44,677	2,603,775
Whirlpool Corp. (b)	10,793	1,424,892

		23,733,592

Household Products—1.4%
Church & Dwight Co., Inc. (b)	48,296	4,269,849
Clorox Co. (The) (b)	24,463	3,871,025
Colgate-Palmolive Co.	165,407	12,430,336
Kimberly-Clark Corp.	66,840	8,971,265
Procter & Gamble Co. (The)	467,211	69,469,604

		99,012,079

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The) (b)	132,282	3,185,350

Industrial Conglomerates—0.8%
3M Co. (b)	109,022	11,459,303
General Electric Co.	215,724	20,623,214
Honeywell International, Inc.	132,320	25,288,998

		57,371,515

Industrial REITs—0.3%
Prologis, Inc.	182,809	22,809,079

Insurance—2.1%
Aflac, Inc. (b)	110,880	7,153,978
Allstate Corp. (The)	52,085	5,771,539

Insurance—(Continued)
American International Group, Inc.	147,141	7,410,021
Aon plc - Class A	40,678	12,825,367
Arch Capital Group, Ltd. (a)	73,250	4,971,478
Arthur J. Gallagher & Co. (b)	42,004	8,035,785
Assurant, Inc.	10,462	1,256,172
Brown & Brown, Inc.	46,551	2,672,958
Chubb, Ltd.	82,197	15,961,013
Cincinnati Financial Corp.	31,129	3,488,938
Everest Re Group, Ltd.	7,757	2,777,161
Globe Life, Inc.	17,915	1,971,008
Hartford Financial Services Group, Inc. (The)	62,403	4,348,865
Lincoln National Corp.	30,495	685,223
Loews Corp.	38,627	2,241,139
Marsh & McLennan Cos., Inc.	98,031	16,327,063
MetLife, Inc. (c)	130,523	7,562,503
Principal Financial Group, Inc. (b)	45,065	3,349,231
Progressive Corp. (The)	115,835	16,571,355
Prudential Financial, Inc.	72,879	6,030,008
Travelers Cos., Inc. (The)	45,767	7,844,921
W.R. Berkley Corp.	40,341	2,511,631
Willis Towers Watson plc (b)	21,142	4,912,978

		146,680,335

Interactive Media & Services—4.7%
Alphabet, Inc. - Class A (a)	1,179,541	122,353,788
Alphabet, Inc. - Class C (a) (d)	1,028,268	106,939,872
Match Group, Inc. (a)	55,314	2,123,505
Meta Platforms, Inc. - Class A (a)	440,796	93,422,304

		324,839,469

IT Services—1.2%
Accenture plc - Class A	124,715	35,644,794
Akamai Technologies, Inc. (a) (b)	31,140	2,438,262
Cognizant Technology Solutions Corp. - Class A	100,803	6,141,927
DXC Technology Co. (a)	45,090	1,152,500
EPAM Systems, Inc. (a) (b)	11,390	3,405,610
Gartner, Inc. (a)	15,650	5,098,301
International Business Machines Corp. (b)	179,055	23,472,320
VeriSign, Inc. (a)	18,143	3,834,160

		81,187,874

Leisure Products—0.0%
Hasbro, Inc. (b)	25,711	1,380,424

Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc.	58,593	8,105,756
Bio-Rad Laboratories, Inc. - Class A (a)	4,264	2,042,541
Bio-Techne Corp.	31,147	2,310,796
Charles River Laboratories International, Inc. (a)	10,076	2,033,538
Danaher Corp.	129,811	32,717,564
Illumina, Inc. (a)	31,152	7,244,398
IQVIA Holdings, Inc. (a)	36,776	7,314,379
Mettler-Toledo International, Inc. (a)	4,378	6,699,259
PerkinElmer, Inc.	25,016	3,333,632
Thermo Fisher Scientific, Inc.	77,672	44,767,811

BHFTII-210

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Waters Corp. (a)	11,765	$3,642,797
West Pharmaceutical Services, Inc.	14,662	5,079,943

		125,292,414

Machinery—1.8%
Caterpillar, Inc.	103,063	23,584,937
Cummins, Inc.	27,983	6,684,579
Deere & Co.	53,553	22,110,963
Dover Corp.	27,669	4,204,028
Fortive Corp.	69,889	4,764,333
IDEX Corp. (b)	14,937	3,450,895
Illinois Tool Works, Inc. (b)	54,979	13,384,637
Ingersoll Rand, Inc.	80,192	4,665,571
Nordson Corp. (b)	10,644	2,365,735
Otis Worldwide Corp.	82,161	6,934,388
PACCAR, Inc. (b)	103,378	7,567,270
Parker-Hannifin Corp.	25,402	8,537,866
Pentair plc	32,577	1,800,531
Snap-on, Inc. (b)	10,519	2,597,036
Stanley Black & Decker, Inc. (b)	29,298	2,360,833
Westinghouse Air Brake Technologies Corp.	36,017	3,639,878
Xylem, Inc. (b)	35,698	3,737,581

		122,391,061

Media—0.8%
Charter Communications, Inc. - Class A (a)	20,860	7,459,745
Comcast Corp. - Class A	833,088	31,582,366
DISH Network Corp. - Class A (a) (b)	49,778	464,429
Fox Corp. - Class A (b)	58,802	2,002,208
Fox Corp. - Class B	27,296	854,638
Interpublic Group of Cos., Inc. (The) (b)	76,944	2,865,395
News Corp. - Class A (b)	75,724	1,307,753
News Corp. - Class B	23,344	406,886
Omnicom Group, Inc.	40,145	3,787,279
Paramount Global - Class B (b)	100,017	2,231,379

		52,962,078

Metals & Mining—0.4%
Freeport-McMoRan, Inc.	283,067	11,580,271
Newmont Corp.	157,194	7,705,650
Nucor Corp. (b)	50,105	7,739,719
Steel Dynamics, Inc. (b)	33,032	3,734,598

		30,760,238

Multi-Utilities—0.8%
Ameren Corp.	51,198	4,422,995
CenterPoint Energy, Inc.	124,674	3,672,896
CMS Energy Corp.	57,682	3,540,521
Consolidated Edison, Inc.	70,277	6,723,401
Dominion Energy, Inc.	165,023	9,226,436
DTE Energy Co.	38,369	4,202,940
NiSource, Inc.	80,431	2,248,851
Public Service Enterprise Group, Inc.	98,813	6,170,872
Sempra Energy	62,251	9,409,861
WEC Energy Group, Inc.	62,469	5,921,436

		55,540,209

Office REITs—0.1%
Alexandria Real Estate Equities, Inc.	31,193	3,917,529
Boston Properties, Inc. (b)	28,250	1,528,890

		5,446,419

Oil, Gas & Consumable Fuels—4.2%
APA Corp. (b)	63,673	2,296,048
Chevron Corp.	352,307	57,482,410
ConocoPhillips	242,375	24,046,024
Coterra Energy, Inc. (b)	156,150	3,831,921
Devon Energy Corp.	129,460	6,551,971
Diamondback Energy, Inc. (b)	36,396	4,919,647
EOG Resources, Inc.	116,328	13,334,679
EQT Corp. (b)	72,690	2,319,538
Exxon Mobil Corp.	815,539	89,432,007
Hess Corp.	54,952	7,272,348
Kinder Morgan, Inc.	391,776	6,859,998
Marathon Oil Corp.	125,770	3,013,449
Marathon Petroleum Corp.	89,911	12,122,700
Occidental Petroleum Corp. (b)	144,002	8,990,045
ONEOK, Inc. (b)	88,515	5,624,243
Phillips 66	92,287	9,356,056
Pioneer Natural Resources Co.	47,055	9,610,513
Targa Resources Corp.	44,831	3,270,421
Valero Energy Corp.	76,350	10,658,460
Williams Cos., Inc. (The)	241,215	7,202,680

		288,195,158

Passenger Airlines—0.2%
Alaska Air Group, Inc. (a) (b)	25,256	1,059,742
American Airlines Group, Inc. (a) (b)	128,854	1,900,596
Delta Air Lines, Inc. (a)	126,992	4,434,561
Southwest Airlines Co.	117,694	3,829,763
United Airlines Holdings, Inc. (a) (b)	64,745	2,864,966

		14,089,628

Personal Care Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A (b)	45,882	11,308,078

Pharmaceuticals—4.1%
Bristol-Myers Squibb Co.	421,070	29,184,362
Catalent, Inc. (a)	35,665	2,343,547
Eli Lilly and Co.	156,186	53,637,396
Johnson & Johnson	517,779	80,255,745
Merck & Co., Inc.	502,116	53,420,121
Organon & Co. (b)	50,374	1,184,797
Pfizer, Inc.	1,111,675	45,356,340
Viatris, Inc.	240,163	2,310,368
Zoetis, Inc.	92,302	15,362,745

		283,055,421

Professional Services—0.8%
Automatic Data Processing, Inc.	82,059	18,268,795
Broadridge Financial Solutions, Inc. (b)	23,308	3,416,254
CoStar Group, Inc. (a)	80,541	5,545,248
Equifax, Inc. (b)	24,260	4,920,898

BHFTII-211

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Jacobs Solutions, Inc.	25,094	$2,948,796
Leidos Holdings, Inc.	27,070	2,492,064
Paychex, Inc. (b)	63,535	7,280,476
Robert Half International, Inc. (b)	21,328	1,718,397
Verisk Analytics, Inc.	30,971	5,942,096

		52,533,024

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a) (b)	62,571	4,555,794

Residential REITs—0.3%
AvalonBay Communities, Inc. (b)	27,705	4,656,102
Camden Property Trust (b)	21,811	2,286,665
Equity Residential	67,450	4,047,000
Essex Property Trust, Inc. (b)	12,795	2,675,946
Invitation Homes, Inc.	115,030	3,592,387
Mid-America Apartment Communities, Inc.	22,870	3,454,285
UDR, Inc.	61,245	2,514,720

		23,227,105

Retail REITs—0.3%
Federal Realty Investment Trust (b)	14,500	1,433,035
Kimco Realty Corp. (b)	122,486	2,392,152
Realty Income Corp. (b)	124,203	7,864,534
Regency Centers Corp. (b)	30,500	1,865,990
Simon Property Group, Inc.	64,749	7,249,945

		20,805,656

Semiconductors & Semiconductor Equipment—6.4%
Advanced Micro Devices, Inc. (a)	319,315	31,296,063
Analog Devices, Inc.	100,379	19,796,746
Applied Materials, Inc.	166,965	20,508,311
Broadcom, Inc.	82,760	53,093,850
Enphase Energy, Inc. (a)	26,919	5,660,527
First Solar, Inc. (a)	19,635	4,270,613
Intel Corp.	819,302	26,766,596
KLA Corp.	27,425	10,947,237
Lam Research Corp.	26,723	14,166,397
Microchip Technology, Inc. (b)	108,486	9,088,957
Micron Technology, Inc.	216,099	13,039,414
Monolithic Power Systems, Inc. (b)	8,863	4,436,286
NVIDIA Corp.	487,185	135,325,377
NXP Semiconductors NV (b)	51,320	9,569,897
ON Semiconductor Corp. (a) (b)	85,548	7,042,311
Qorvo, Inc. (a)	19,782	2,009,258
QUALCOMM, Inc.	220,817	28,171,833
Skyworks Solutions, Inc.	31,483	3,714,364
SolarEdge Technologies, Inc. (a) (b)	11,070	3,364,727
Teradyne, Inc. (b)	30,846	3,316,254
Texas Instruments, Inc.	179,467	33,382,657

		438,967,675

Software—9.3%
Adobe, Inc. (a)	90,664	34,939,186
ANSYS, Inc. (a)	17,252	5,741,466

Software—(Continued)
Autodesk, Inc. (a)	42,731	8,894,885
Cadence Design Systems, Inc. (a)	54,326	11,413,349
Ceridian HCM Holding, Inc. (a) (b)	30,470	2,231,013
Fair Isaac Corp. (a)	4,982	3,500,802
Fortinet, Inc. (a)	128,415	8,534,461
Gen Digital, Inc. (b)	112,651	1,933,091
Intuit, Inc.	55,635	24,803,752
Microsoft Corp.	1,474,190	425,008,977
Oracle Corp.	304,364	28,281,503
Paycom Software, Inc. (a)	9,549	2,902,991
PTC, Inc. (a)	21,079	2,702,960
Roper Technologies, Inc.	21,003	9,255,812
Salesforce, Inc. (a)	198,042	39,564,831
ServiceNow, Inc. (a)	40,203	18,683,138
Synopsys, Inc. (a)	30,185	11,658,956
Tyler Technologies, Inc. (a)	8,247	2,924,716

		642,975,889

Specialized REITs—1.2%
American Tower Corp.	92,210	18,842,191
Crown Castle, Inc.	85,752	11,477,048
Digital Realty Trust, Inc. (b)	56,941	5,597,870
Equinix, Inc.	18,327	13,214,500
Extra Space Storage, Inc.	26,522	4,321,230
Iron Mountain, Inc. (b)	57,573	3,046,187
Public Storage (b)	31,306	9,458,795
SBA Communications Corp.	21,382	5,582,199
VICI Properties, Inc.	198,773	6,483,975
Weyerhaeuser Co.	145,124	4,372,586

		82,396,581

Specialty Retail—2.1%
Advance Auto Parts, Inc.	11,734	1,426,972
AutoZone, Inc. (a)	3,717	9,136,943
Bath & Body Works, Inc.	45,235	1,654,696
Best Buy Co., Inc.	38,999	3,052,452
CarMax, Inc. (a) (b)	31,295	2,011,643
Home Depot, Inc. (The) (b)	201,842	59,567,611
Lowe’s Cos., Inc.	119,757	23,947,807
O’Reilly Automotive, Inc. (a)	12,349	10,484,054
Ross Stores, Inc.	68,200	7,238,066
TJX Cos., Inc. (The)	228,838	17,931,746
Tractor Supply Co. (b)	21,876	5,141,735
Ulta Beauty, Inc. (a)	10,077	5,498,717

		147,092,442

Technology Hardware, Storage & Peripherals—7.3%
Apple, Inc.	2,945,413	485,698,604
Hewlett Packard Enterprise Co.	253,854	4,043,894
HP, Inc.	171,165	5,023,693
NetApp, Inc. (b)	42,692	2,725,884
Seagate Technology Holdings plc (b)	38,030	2,514,544
Western Digital Corp. (a)	63,239	2,382,213

		502,388,832

BHFTII-212

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. - Class B	246,694	$30,254,552
Ralph Lauren Corp. (b)	8,139	949,577
Tapestry, Inc.	46,753	2,015,522
VF Corp.	65,425	1,498,887

		34,718,538

Tobacco—0.7%
Altria Group, Inc.	353,611	15,778,123
Philip Morris International, Inc.	307,012	29,856,917

		45,635,040

Trading Companies & Distributors—0.3%
Fastenal Co.	113,049	6,097,863
United Rentals, Inc.	13,736	5,436,159
WW Grainger, Inc.	8,906	6,134,542

		17,668,564

Water Utilities—0.1%
American Water Works Co., Inc.	38,215	5,598,115

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (a) (b)	117,300	16,989,732

Total Common Stocks (Cost $2,639,555,565)		6,801,186,285

Mutual Funds—1.2%

Investment Company Securities—1.2%
SPDR S&P 500 ETF Trust (b) (Cost $79,538,154)	197,000	80,649,830

Short-Term Investment—0.0%

U.S. Treasury—0.0%
U.S. Treasury Bill 3.526%, 04/04/23 (e)	1,950,000	1,949,751

Total Short-Term Investments (Cost $1,949,247)		1,949,751

Securities Lending Reinvestments (f)—10.1%

Certificates of Deposit—1.9%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (g)	4,000,000	3,995,988
Bank of Montreal 5.610%, SOFR + 0.790%,, 11/08/23 (g)	5,000,000	5,009,225
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (g)	12,000,000	12,016,740
BNP Paribas S.A.
5.020%, SOFR + 0.200%, 09/18/23 (g)	7,000,000	6,991,611
5.070%, SOFR + 0.250%, 09/08/23 (g)	10,000,000	10,000,000
5.270%, SOFR+0.450%, 10/10/23 (g)	7,000,000	7,000,000

Certificates of Deposit—(Continued)
Credit Agricole S.A. 4.980%, 06/14/23	10,000,000	10,000,700
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (g)	3,000,000	2,994,192
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 05/03/23	8,000,000	7,964,160
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (g)	4,000,000	3,997,300
5.030%, SOFR + 0.200%, 08/21/23 (g)	4,000,000	3,996,800
Natixis S.A. 5.270%, SOFR + 0.450%, 06/21/23 (g)	5,000,000	5,001,910
Royal Bank of Canada
5.390%, FEDEFF PRV + 0.560%, 04/10/23 (g)	5,000,000	5,000,390
5.400%, SOFR + 0.580%, 09/20/23 (g)	10,000,000	10,008,870
Sumitomo Mitsui Banking Corp. 5.570%, SOFR + 0.750%, 04/21/23 (g)	12,000,000	12,003,324
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (g)	7,000,000	6,997,480
5.120%, SOFR + 0.290%, 07/18/23 (g)	5,000,000	4,999,990
5.170%, SOFR + 0.340%, 10/31/23 (g)	10,000,000	9,992,980
5.430%, SOFR + 0.600%, 04/12/23 (g)	7,000,000	7,000,868

		134,972,528

Commercial Paper—0.5%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (g)	8,000,000	8,002,912
ING U.S. Funding LLC 5.550%, SOFR + 0.720%,, 08/04/23 (g)	10,000,000	10,012,790
LA Banque Postale S.A. 5.020%, SOFR + 0.190%, 09/13/23 (g)	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
5.100%, SOFR + 0.270%, 08/25/23 (g)	2,000,000	1,999,110
5.510%, SOFR + 0.680%, 05/03/23 (g)	5,000,000	5,002,050
UBS AG 5.110%, SOFR + 0.280%,, 11/27/23 (g)	9,000,000	9,000,000

		39,016,862

Repurchase Agreements—4.0%
Barclays Bank plc Repurchase Agreement dated 03/31/23 at 5.170%, due on 07/05/23 with a maturity value of $10,137,867; collateralized by various Common Stock with an aggregate market value of $11,124,399.	10,000,000	10,000,000
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $8,303,341; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $8,495,742.	8,300,000	8,300,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $5,002,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $5,117,917.	5,000,000	5,000,000

BHFTII-213

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $5,002,004; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	$5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $6,029,867; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $20,551,917; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $20,400,002.	20,000,000	20,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $34,108,692; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $34,776,955.	34,095,054	34,095,054
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $5,001,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $5,102,036.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $4,001,607; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $4,097,919.	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $30,954,157; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $31,686,448.	30,929,311	30,929,311
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $68,947,369; collateralized by various Common Stock with an aggregate market value of $76,587,135.	68,900,000	68,900,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $14,305,923; collateralized by various Common Stock with an aggregate market value of $15,899,861.	14,300,000	14,300,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $102,109.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $14,255,831; collateralized by various Common Stock with an aggregate market value of $15,840,640.	14,250,000	14,250,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $6,002,460; collateralized by various Common Stock with an aggregate market value of $6,681,566.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $30,041,000; collateralized by various Common Stock with an aggregate market value of $33,407,831.	30,000,000	30,000,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $4,001,643; collateralized by various Common Stock with an aggregate market value of $4,446,495.	4,000,000	4,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $8,003,267; collateralized by various Common Stock with an aggregate market value of $8,982,377.	8,000,000	8,000,000

		273,874,365

Time Deposits—2.2%
ABN AMRO Bank NV 4.810%, 04/03/23	10,000,000	10,000,000
Banco Santander S.A. (NY) 4.810%, 04/03/23	20,000,000	20,000,000
Barclays (NY) 4.830%, 04/03/23	20,000,000	20,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	25,000,000	25,000,000
DZ Bank AG (NY) 4.770%, 04/03/23	10,000,000	10,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	30,000,000	30,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (g)	20,000,000	20,000,000
Rabobank (NY) 4.790%, 04/03/23	15,000,000	15,000,000

		150,000,000

Mutual Funds—1.4%
AB Government Money Market Portfolio, Institutional Class 4.740% (h)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (h)	20,000,000	20,000,000

BHFTII-214

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.6900 (h)	15,000,000	$15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (h)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (h)	20,000,000	20,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (h)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (h)	20,000,000	20,000,000

		95,000,000

Discount Notes—0.1%
Federal Home Loan Banks 4.720%, 04/21/23 (e)	5,000,000	4,988,334

Total Securities Lending Reinvestments (Cost $697,830,361)		697,852,089

Total Investments—109.9% (Cost $3,418,873,327)		7,581,637,955
Other assets and liabilities (net)—(9.9)%		(683,289,665)

Net Assets—100.0%		$6,898,348,290

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $686,638,878 and the collateral received consisted of cash in the amount of $697,755,124 and non-cash collateral with a value of $2,219,525. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $12,480,000.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/16/23	70	USD	14,482,125	$369,135

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-215

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,801,186,285	$—	$—	$6,801,186,285
Total Mutual Funds*	80,649,830	—	—	80,649,830
Total Short-Term Investment*	—	1,949,751	—	1,949,751
Securities Lending Reinvestments
Certificates of Deposit	—	134,972,528	—	134,972,528
Commercial Paper	—	39,016,862	—	39,016,862
Repurchase Agreements	—	273,874,365	—	273,874,365
Time Deposits	—	150,000,000	—	150,000,000
Mutual Funds	95,000,000	—	—	95,000,000
Discount Notes	—	4,988,334	—	4,988,334
Total Securities Lending Reinvestments	95,000,000	602,852,089	—	697,852,089
Total Investments	$6,976,836,115	$604,801,840	$—	$7,581,637,955

Collateral for Securities Loaned (Liability)	$—	$(697,755,124)	$—	$(697,755,124)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$369,135	$—	$—	$369,135

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-216

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—57.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Howmet Aerospace, Inc.	45,849	$1,942,622
L3Harris Technologies, Inc.	18,571	3,644,373
Northrop Grumman Corp.	4,352	2,009,406

		7,596,401

Automobile Components—1.1%
Aptiv plc (a)	32,390	3,633,834
Lear Corp. (b)	23,305	3,250,814

		6,884,648

Banks—4.1%
Bank of America Corp.	265,550	7,594,730
JPMorgan Chase & Co.	81,897	10,671,998
PNC Financial Services Group, Inc. (The)	19,777	2,513,657
Truist Financial Corp.	133,490	4,552,009

		25,332,394

Beverages—0.5%
Constellation Brands, Inc. - Class A	9,423	2,128,562
Diageo plc	27,406	1,223,140

		3,351,702

Biotechnology—0.3%
Vertex Pharmaceuticals, Inc. (a)	5,224	1,645,926

Building Products—2.1%
Johnson Controls International plc	112,958	6,802,331
Masco Corp.	117,696	5,851,845

		12,654,176

Capital Markets—5.8%
Cboe Global Markets, Inc.	18,888	2,535,525
Charles Schwab Corp. (The)	155,361	8,137,809
Goldman Sachs Group, Inc. (The)	39,838	13,031,408
Invesco, Ltd.	80,380	1,318,232
Morgan Stanley	56,464	4,957,539
Nasdaq, Inc.	46,325	2,532,588
Northern Trust Corp.	40,381	3,558,778

		36,071,879

Chemicals—1.8%
Axalta Coating Systems, Ltd. (a)	125,698	3,807,392
DuPont de Nemours, Inc. (b)	43,971	3,155,799
PPG Industries, Inc.	30,606	4,088,350

		11,051,541

Construction Materials—0.3%
Vulcan Materials Co.	11,976	2,054,603

Consumer Staples Distribution & Retail—0.8%
Dollar Tree, Inc. (a)	5,837	837,901
Walmart, Inc.	28,947	4,268,235

		5,106,136

Security Description	Shares	Value

Distributors—0.7%
LKQ Corp.	71,956	$4,084,223

Electric Utilities—2.4%
Duke Energy Corp.	34,520	3,330,144
Exelon Corp.	67,065	2,809,353
PG&E Corp. (a)	244,911	3,960,211
Southern Co. (The)	66,287	4,612,250

		14,711,958

Electrical Equipment—2.4%
Eaton Corp. plc	58,505	10,024,246
Regal Rexnord Corp.	33,401	4,700,523

		14,724,769

Entertainment—0.4%
Electronic Arts, Inc.	14,747	1,776,276
Warner Bros Discovery, Inc. (a)	52,484	792,508

		2,568,784

Financial Services—0.9%
Fidelity National Information Services, Inc.	44,624	2,424,422
Fiserv, Inc. (a)	28,451	3,215,816

		5,640,238

Food Products—1.0%
Archer-Daniels-Midland Co.	25,317	2,016,752
Danone S.A.	28,654	1,781,367
General Mills, Inc.	8,488	725,385
J.M. Smucker Co. (The)	8,871	1,396,029

		5,919,533

Ground Transportation—0.9%
Union Pacific Corp.	28,644	5,764,891

Health Care Equipment & Supplies—1.3%
Becton Dickinson & Co.	7,730	1,913,484
Medtronic plc	71,950	5,800,609

		7,714,093

Health Care Providers & Services—2.2%
Cigna Group (The)	33,395	8,533,424
McKesson Corp.	13,443	4,786,380

		13,319,804

Hotels, Restaurants & Leisure—0.5%
Booking Holdings, Inc. (a)	516	1,368,644
Wendy’s Co. (The)	68,066	1,482,477

		2,851,121

Household Products—0.1%
Kimberly-Clark Corp.	6,027	808,944

Industrial Conglomerates—0.6%
Honeywell International, Inc.	19,778	3,779,971

BHFTII-217

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—3.3%
Aon plc - Class A	22,142	$6,981,151
Chubb, Ltd.	27,654	5,369,854
Travelers Cos., Inc. (The)	17,039	2,920,655
Willis Towers Watson plc	21,692	5,040,787

		20,312,447

Interactive Media & Services—1.0%
Alphabet, Inc. - Class A (a)	58,005	6,016,859

IT Services—1.5%
Accenture plc - Class A	11,185	3,196,785
Amdocs, Ltd.	38,566	3,703,493
Cognizant Technology Solutions Corp. - Class A	33,689	2,052,671

		8,952,949

Life Sciences Tools & Services—1.2%
Danaher Corp.	11,992	3,022,464
ICON plc (a)	12,929	2,761,505
Thermo Fisher Scientific, Inc.	2,259	1,302,020

		7,085,989

Machinery—1.1%
Ingersoll Rand, Inc.	64,144	3,731,898
Stanley Black & Decker, Inc.	34,910	2,813,048

		6,544,946

Media—2.4%
Comcast Corp. - Class A	275,191	10,432,491
Omnicom Group, Inc.	46,161	4,354,828

		14,787,319

Metals & Mining—0.2%
Glencore plc	262,166	1,508,007

Multi-Utilities—0.3%
National Grid plc	124,422	1,688,859

Oil, Gas & Consumable Fuels—3.1%
ConocoPhillips	66,385	6,586,056
Hess Corp.	43,161	5,711,927
Pioneer Natural Resources Co.	18,310	3,739,634
Suncor Energy, Inc.	91,993	2,856,105

		18,893,722

Pharmaceuticals—4.5%
Bayer AG	66,196	4,216,423
Johnson & Johnson	58,037	8,995,735
Merck & Co., Inc.	51,390	5,467,382
Organon & Co.	45,832	1,077,968
Pfizer, Inc.	113,506	4,631,045
Roche Holding AG	12,118	3,468,019

		27,856,572

Semiconductors & Semiconductor Equipment—2.9%
Applied Materials, Inc.	28,477	3,497,830
Intel Corp.	150,615	4,920,592
NXP Semiconductors NV	25,219	4,702,713
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	25,295	2,352,941
Texas Instruments, Inc.	14,157	2,633,343

		18,107,419

Software—2.6%
Microsoft Corp.	49,500	14,270,850
Oracle Corp.	21,913	2,036,156

		16,307,006

Specialty Retail—0.1%
Ross Stores, Inc.	8,511	903,272

Technology Hardware, Storage & Peripherals—0.2%
Seagate Technology Holdings plc	23,155	1,531,009

Tobacco—1.0%
Philip Morris International, Inc.	62,666	6,094,268

Wireless Telecommunication Services—0.8%
T-Mobile U.S., Inc. (a)	34,769	5,035,942

Total Common Stocks (Cost $280,817,261)		355,264,320

U.S. Treasury & Government Agencies—18.2%

Agency Sponsored Mortgage - Backed—12.5%
Fannie Mae 15 Yr. Pool
2.000%, 05/01/37	2,889,760	2,606,971
2.500%, 11/01/31	19,327	18,197
2.500%, 10/01/36	125,000	116,134
2.500%, 05/01/37	34,936	32,417
2.500%, 09/01/37	457,243	424,329
2.500%, 11/01/37	270,219	250,767
3.000%, 11/01/28	48,016	46,467
3.000%, 09/01/30	30,642	29,323
3.000%, 12/01/31	482,502	461,403
3.000%, 08/01/33	19,791	18,859
3.000%, 10/01/33	434,295	413,780
3.000%, 12/01/33	39,098	37,251
Fannie Mae 20 Yr. Pool
1.500%, 02/01/42	33,000	27,075
2.000%, 02/01/42	714,575	614,241
2.000%, 03/01/42	444,859	382,395
2.000%, 04/01/42	741,303	634,465
2.500%, 03/01/42	347,480	307,846
2.500%, 04/01/42	539,563	476,350
3.000%, 07/01/37	60,462	56,668
3.000%, 11/01/37	105,336	98,726
3.500%, 04/01/38	98,209	94,672

BHFTII-218

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
1.500%, 09/01/51	993,150	$780,303
2.000%, 01/01/51	51,300	42,576
2.000%, 02/01/51	86,061	71,551
2.000%, 04/01/51	190,566	157,980
2.000%, 10/01/51	76,473	63,249
2.000%, 12/01/51	4,201,460	3,478,204
2.000%, 03/01/52	3,651,956	3,021,708
2.000%, 04/01/52	936,291	774,852
2.000%, 05/01/52	639,532	529,741
2.000%, 07/01/52	121,696	100,701
2.500%, 02/01/50	199,059	173,552
2.500%, 06/01/50	39,566	34,666
2.500%, 07/01/50	382,761	335,025
2.500%, 10/01/50	347,906	304,678
2.500%, 05/01/51	976,522	842,705
2.500%, 06/01/51	708,337	611,450
2.500%, 08/01/51	128,035	111,125
2.500%, 10/01/51	49,374	42,601
2.500%, 11/01/51	970,919	837,259
2.500%, 12/01/51	1,108,866	960,517
2.500%, 01/01/52	786,237	682,939
2.500%, 02/01/52	272,847	235,374
2.500%, 03/01/52	658,388	571,804
2.500%, 04/01/52	348,551	300,534
2.500%, 05/01/52	1,101,924	950,312
2.500%, 10/01/52	350,777	302,456
3.000%, 09/01/46	93,227	85,516
3.000%, 06/01/51	116,534	106,042
3.000%, 12/01/51	690,925	623,555
3.000%, 01/01/52	318,983	289,234
3.000%, 04/01/52	172,210	154,765
3.000%, 05/01/52	962,054	863,827
3.000%, 08/01/52	344,832	309,584
3.000%, 09/01/52	25,659	23,028
3.000%, 12/01/52	948,599	851,340
3.500%, 11/01/41	26,940	25,717
3.500%, 01/01/42	261,476	249,461
3.500%, 01/01/43	90,261	86,085
3.500%, 04/01/43	296,839	283,069
3.500%, 05/01/43	258,661	246,663
3.500%, 07/01/43	362,960	346,047
3.500%, 08/01/43	140,516	134,027
3.500%, 09/01/43	512,392	488,542
3.500%, 02/01/45	425,453	402,861
3.500%, 09/01/45	358,022	338,352
3.500%, 10/01/45	295,521	279,103
3.500%, 01/01/46	106,606	100,682
3.500%, 05/01/46	108,275	102,225
3.500%, 07/01/46	389,373	367,617
3.500%, 05/01/52	168,107	156,216
4.000%, 09/01/40	263,795	258,174
4.000%, 11/01/40	76,696	75,062
4.000%, 12/01/40	177,388	172,676
4.000%, 02/01/41	96,027	93,980
4.000%, 06/01/41	184,567	180,633

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 11/01/41	76,924	75,285
4.000%, 01/01/42	515,432	504,442
4.000%, 04/01/42	49,736	48,691
4.000%, 10/01/42	63,388	62,056
4.000%, 12/01/42	65,969	64,583
4.000%, 01/01/43	82,200	80,266
4.000%, 04/01/43	17,193	16,827
4.000%, 05/01/43	145,286	142,188
4.000%, 06/01/43	74,466	72,879
4.000%, 07/01/43	55,456	54,223
4.000%, 04/01/44	43,650	42,719
4.000%, 05/01/44	145,201	142,106
4.000%, 11/01/44	50,838	49,565
4.000%, 06/01/47	172,212	168,284
4.500%, 08/01/33	50,453	50,614
4.500%, 03/01/34	141,412	141,951
4.500%, 01/01/40	39,113	39,335
4.500%, 08/01/40	11,521	11,586
4.500%, 02/01/41	71,212	71,617
4.500%, 04/01/41	146,389	147,221
4.500%, 11/01/42	34,997	35,196
4.500%, 01/01/43	93,206	93,735
4.500%, 04/01/44	566,455	569,672
4.500%, 06/01/44	52,779	51,852
4.500%, 09/01/52	459,949	452,188
5.000%, 11/01/33	29,242	29,863
5.000%, 03/01/34	25,067	25,599
5.000%, 05/01/34	8,315	8,492
5.000%, 08/01/34	9,952	10,163
5.000%, 09/01/34	38,977	39,804
5.000%, 06/01/35	27,646	28,233
5.000%, 07/01/35	75,837	77,448
5.000%, 08/01/35	24,259	24,774
5.000%, 09/01/35	15,843	16,180
5.000%, 10/01/35	64,110	65,475
5.000%, 07/01/39	40,562	41,085
5.000%, 10/01/39	35,400	36,198
5.000%, 11/01/39	19,200	19,564
5.000%, 11/01/40	30,065	30,428
5.000%, 03/01/41	23,981	24,494
5.500%, 02/01/33	2,576	2,603
5.500%, 05/01/33	1,680	1,698
5.500%, 06/01/33	56,030	57,383
5.500%, 07/01/33	47,287	48,798
5.500%, 11/01/33	28,966	29,633
5.500%, 01/01/34	36,258	36,905
5.500%, 02/01/34	38,940	40,000
5.500%, 03/01/34	16,666	16,940
5.500%, 04/01/34	17,519	17,700
5.500%, 05/01/34	98,215	100,278
5.500%, 06/01/34	138,969	143,141
5.500%, 07/01/34	37,579	38,156
5.500%, 09/01/34	141,687	143,871
5.500%, 10/01/34	126,974	129,206
5.500%, 11/01/34	181,276	185,331

BHFTII-219

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 12/01/34	64,383	$65,567
5.500%, 01/01/35	120,693	124,619
5.500%, 04/01/35	28,857	29,755
5.500%, 07/01/35	7,287	7,360
5.500%, 09/01/35	72,969	75,492
5.500%, 11/01/52	1,585,479	1,601,420
5.500%, 12/01/52	342,047	345,487
6.000%, 02/01/32	33,320	34,027
6.000%, 03/01/34	9,495	9,741
6.000%, 04/01/34	92,779	95,414
6.000%, 06/01/34	87,547	90,646
6.000%, 07/01/34	54,820	56,394
6.000%, 08/01/34	82,927	85,249
6.000%, 10/01/34	50,041	51,373
6.000%, 11/01/34	21,952	22,528
6.000%, 12/01/34	6,870	7,013
6.000%, 08/01/35	5,142	5,249
6.000%, 09/01/35	13,921	14,327
6.000%, 10/01/35	34,052	35,035
6.000%, 11/01/35	3,467	3,539
6.000%, 12/01/35	30,998	31,904
6.000%, 02/01/36	42,648	43,598
6.000%, 04/01/36	17,090	17,450
6.000%, 06/01/36	4,125	4,309
6.000%, 07/01/37	32,865	33,762
6.000%, 12/01/52	99,718	103,347
6.000%, 02/01/53	149,282	157,840
6.500%, 06/01/31	9,396	9,788
6.500%, 09/01/31	15,951	16,453
6.500%, 02/01/32	5,645	5,898
6.500%, 07/01/32	26,857	28,231
6.500%, 08/01/32	16,551	17,216
6.500%, 01/01/33	11,976	12,398
6.500%, 04/01/34	31,535	32,621
6.500%, 06/01/34	9,483	9,785
6.500%, 04/01/36	9,861	10,171
6.500%, 05/01/36	15,131	15,607
6.500%, 02/01/37	34,846	36,098
6.500%, 05/01/37	14,663	15,125
6.500%, 07/01/37	14,852	15,333
Fannie Mae Pool 5.000%, 03/01/26	75,006	76,505
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	2,708	2,676
2.000%, 05/25/44	13,923	13,416
2.000%, 04/25/46	59,965	54,496
3.000%, 02/25/33 (c)	72,088	6,513
3.000%, 02/25/34	92,611	85,800
3.250%, 05/25/40	30,250	28,445
4.000%, 10/25/40	40,653	39,585
4.000%, 07/25/46 (c)	90,693	17,083
5.000%, 03/25/25	5,457	5,398
Freddie Mac 15 Yr. Gold Pool 4.500%, 08/01/24	12,059	12,103

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Pool
2.500%, 04/01/37	209,755	194,632
2.500%, 05/01/37	137,636	127,712
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	202,204	189,711
3.500%, 11/01/37	139,241	134,371
4.000%, 08/01/37	36,943	36,104
Freddie Mac 20 Yr. Pool 2.000%, 02/01/42	485,991	417,753
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	259,529	239,615
3.000%, 04/01/43	608,370	561,698
3.000%, 05/01/43	516,599	476,974
3.000%, 05/01/46	207,632	191,008
3.000%, 10/01/46	474,786	435,640
3.000%, 11/01/46	491,763	451,111
3.500%, 02/01/42	201,069	192,036
3.500%, 04/01/42	135,195	129,124
3.500%, 12/01/42	362,058	345,794
3.500%, 04/01/43	68,166	65,103
3.500%, 07/01/43	17,077	16,302
3.500%, 08/01/43	203,012	193,667
3.500%, 12/01/45	114,219	107,952
3.500%, 12/01/46	165,169	156,106
4.000%, 11/01/40	167,363	163,972
4.000%, 01/01/41	360,287	352,985
4.000%, 04/01/44	128,345	125,265
4.500%, 04/01/35	14,687	14,754
4.500%, 07/01/39	63,279	63,708
4.500%, 09/01/39	35,604	35,846
4.500%, 10/01/39	19,862	19,997
4.500%, 12/01/39	31,314	31,527
4.500%, 05/01/42	56,667	57,050
5.000%, 09/01/33	56,713	57,982
5.000%, 03/01/34	17,573	17,791
5.000%, 04/01/34	10,522	10,757
5.000%, 08/01/35	11,236	11,487
5.000%, 11/01/35	21,397	21,876
5.000%, 12/01/36	15,012	15,347
5.000%, 07/01/39	102,143	104,436
5.500%, 12/01/33	75,682	78,051
5.500%, 01/01/34	49,424	51,060
5.500%, 04/01/34	8,498	8,596
5.500%, 11/01/34	8,790	8,955
5.500%, 05/01/35	13,915	14,083
5.500%, 09/01/35	13,192	13,344
5.500%, 10/01/35	16,619	16,839
6.000%, 04/01/34	34,167	34,969
6.000%, 07/01/34	17,005	17,450
6.000%, 08/01/34	100,291	103,952
6.000%, 09/01/34	2,031	2,077
6.000%, 07/01/35	13,741	14,308
6.000%, 08/01/35	16,286	16,952
6.000%, 11/01/35	17,231	17,966
6.000%, 10/01/36	7,876	8,052
6.000%, 05/01/37	32,486	33,663

BHFTII-220

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 06/01/37	10,287	$10,569
6.500%, 05/01/34	7,789	8,041
6.500%, 06/01/34	24,273	25,118
6.500%, 08/01/34	13,891	14,340
6.500%, 11/01/34	34,500	35,636
6.500%, 05/01/37	14,310	14,779
6.500%, 07/01/37	16,271	16,986
Freddie Mac 30 Yr. Pool
1.500%, 03/01/51	112,956	89,536
2.000%, 08/01/51	28,549	23,651
2.000%, 02/01/52	539,114	447,147
2.000%, 03/01/52	1,752,359	1,449,521
2.000%, 04/01/52	135,477	112,064
2.000%, 05/01/52	108,470	89,724
2.500%, 04/01/48	65,134	57,065
2.500%, 02/01/51	171,482	148,109
2.500%, 09/01/51	35,172	30,344
2.500%, 10/01/51	299,851	260,258
2.500%, 12/01/51	2,471,340	2,132,901
2.500%, 03/01/52	422,171	365,457
2.500%, 04/01/52	98,947	85,316
3.000%, 03/01/48	41,531	37,826
3.000%, 07/01/50	18,724	17,057
3.000%, 01/01/52	330,638	297,178
3.000%, 05/01/52	371,393	333,420
3.500%, 12/01/46	385,125	363,596
3.500%, 05/01/52	112,652	105,561
4.000%, 08/01/47	203,697	196,672
4.000%, 10/01/52	547,005	523,154
5.000%, 10/01/35	34,855	35,513
5.000%, 08/01/52	556,938	556,199
6.000%, 03/01/36	13,087	13,362
6.500%, 10/01/34	24,967	26,003
Freddie Mac Multifamily Structured Pass-Through Certificates
0.196%, 11/25/27 (c) (d)	5,207,000	48,744
0.246%, 12/25/27 (c) (d)	3,235,000	37,128
0.274%, 11/25/24 (c) (d)	4,908,000	19,915
0.280%, 09/25/27 (c) (d)	3,341,000	41,580
0.287%, 11/25/27 (c) (d)	3,615,021	40,550
0.290%, 12/25/27 (c) (d)	3,579,000	47,889
0.297%, 11/25/32 (c) (d)	2,634,609	53,812
0.318%, 08/25/24 (c) (d)	4,897,000	32,406
0.327%, 11/25/27 (c) (d)	3,273,737	43,107
0.328%, 08/25/27 (c) (d)	3,107,000	44,916
0.329%, 01/25/31 (c) (d)	1,569,691	30,918
0.341%, 10/25/24 (c) (d)	5,645,163	21,918
0.349%, 11/25/31 (c) (d)	2,325,421	59,771
0.368%, 12/25/27 (c) (d)	5,574,787	82,212
0.387%, 08/25/24 (c) (d)	7,837,059	42,151
0.424%, 08/25/27 (c) (d)	2,055,490	32,930
0.498%, 12/25/31 (c) (d)	2,074,891	72,993
0.507%, 07/25/24 (c) (d)	4,483,000	30,796
0.508%, 08/25/31 (c) (d)	484,200	16,684
0.516%, 03/25/31 (c) (d)	1,259,652	40,416

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
0.536%, 09/25/31 (c) (d)	1,578,796	57,195
0.568%, 12/25/31 (c) (d)	3,517,256	138,905
0.574%, 07/25/27 (c) (d)	3,775,108	78,061
0.598%, 07/25/24 (c) (d)	1,333,591	7,118
0.639%, 06/25/27 (c) (d)	4,356,000	111,552
0.732%, 03/25/31 (c) (d)	539,591	26,093
0.748%, 06/25/27 (c) (d)	1,440,850	37,493
0.781%, 01/25/31 (c) (d)	658,188	33,478
0.856%, 09/25/31 (c) (d)	453,515	26,386
0.905%, 04/25/24 (c) (d)	1,292,652	9,234
0.936%, 01/25/31 (c) (d)	441,180	26,410
0.938%, 07/25/31 (c) (d)	361,575	22,991
1.081%, 11/25/30 (c) (d)	400,945	27,076
1.091%, 07/25/29 (c) (d)	255,675	14,288
1.144%, 08/25/29 (c) (d)	1,583,883	93,058
1.170%, 09/25/30 (c) (d)	229,735	16,531
1.217%, 05/25/31 (c) (d)	240,722	19,216
1.342%, 06/25/30 (c) (d)	396,103	31,941
1.600%, 08/25/30 (c) (d)	357,560	34,529
1.665%, 05/25/30 (c) (d)	384,386	37,685
1.798%, 05/25/30 (c) (d)	1,002,928	105,788
1.800%, 04/25/30 (c) (d)	300,000	31,635
1.868%, 04/25/30 (c) (d)	808,011	86,150
3.060%, 07/25/23 (d)	52,901	52,587
3.250%, 04/25/23 (d)	51,871	51,684
3.458%, 08/25/23 (d)	511,401	507,792
Freddie Mac REMICS (CMO)
3.000%, 07/15/39	37,965	35,412
3.500%, 08/15/42	146,344	138,926
4.500%, 12/15/40 (c)	13,002	1,125
5.000%, 01/15/40	50,588	51,406
5.500%, 02/15/36 (c)	17,184	2,758
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	205,614	199,814
3.500%, 02/15/42	35,125	34,139
4.500%, 09/15/33	26,144	26,209
4.500%, 11/15/39	59,518	60,048
4.500%, 03/15/40	87,775	88,399
4.500%, 04/15/40	88,870	88,630
4.500%, 06/15/40	29,039	29,058
5.000%, 03/15/34	9,190	9,505
5.000%, 06/15/34	22,653	23,429
5.000%, 12/15/34	7,562	7,769
5.000%, 06/15/35	5,759	5,899
5.500%, 11/15/32	41,204	42,030
5.500%, 08/15/33	60,779	62,024
5.500%, 12/15/33	43,827	45,238
5.500%, 09/15/34	27,455	28,305
5.500%, 10/15/35	7,381	7,545
6.000%, 12/15/28	12,053	12,361
6.000%, 12/15/31	7,057	7,214
6.000%, 03/15/32	820	836
6.000%, 10/15/32	61,065	64,293

BHFTII-221

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 01/15/33	399	$408
6.000%, 02/15/33	979	1,000
6.000%, 04/15/33	61,947	65,198
6.000%, 08/15/33	423	431
6.000%, 07/15/34	23,410	24,004
6.000%, 09/15/34	17,403	17,740
6.000%, 01/15/38	43,462	45,164
Ginnie Mae II 30 Yr. Pool
2.000%, 01/20/52	1,206,313	1,024,699
2.000%, TBA (e)	850,000	722,045
2.500%, 08/20/51	277,888	244,619
2.500%, 09/20/51	1,132,086	996,328
2.500%, 11/20/51	1,052,326	926,342
2.500%, TBA (e)	2,225,000	1,958,000
3.000%, 04/20/45	85,268	79,403
3.000%, 04/20/46	38,320	35,519
3.000%, 08/20/46	41,870	38,758
3.000%, 09/20/46	95,511	88,466
3.000%, 11/20/47	448,455	415,159
3.000%, 01/20/48	629,240	581,825
3.000%, 02/20/48	37,621	34,663
3.000%, 04/20/48	12,961	11,945
3.000%, 11/20/51	176,230	160,995
3.000%, 02/20/52	162,021	147,710
3.000%, 05/20/52	219,098	199,542
3.000%, 06/20/52	243,279	221,565
3.000%, 11/20/52	466,476	425,425
3.000%, TBA (e)	600,000	546,512
3.500%, 06/20/43	217,505	208,106
3.500%, 07/20/43	271,281	259,529
3.500%, 11/20/47	36,912	35,044
3.500%, 03/20/48	431,688	410,049
3.500%, TBA (e)	700,000	656,223
4.000%, 01/20/41	239,480	236,458
4.000%, 02/20/41	60,051	59,294
4.000%, 04/20/41	48,560	47,947
4.000%, 02/20/42	61,632	60,854
4.000%, 09/20/52	98,529	94,845
4.000%, 10/20/52	815,347	784,862
4.500%, 07/20/33	4,460	4,516
4.500%, 09/20/33	2,943	2,980
4.500%, 12/20/34	1,777	1,799
4.500%, 03/20/35	14,612	14,797
4.500%, 01/20/41	67,882	68,741
4.500%, 09/20/52	1,527,964	1,505,334
4.500%, 11/20/52	670,537	660,407
4.500%, 12/20/52	720,307	709,408
5.000%, 07/20/33	11,003	11,341
5.000%, TBA (e)	2,050,000	2,052,562
5.500%, TBA (e)	1,075,000	1,086,788
6.000%, 01/20/35	15,037	15,913
6.000%, 02/20/35	7,467	7,902
6.000%, 04/20/35	13,081	13,840

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
0.586%, 02/16/59 (c) (d)	778,519	26,641
4.000%, 07/20/41	49,065	48,123
4.500%, 10/20/33	107,121	104,823
4.500%, 09/20/41	31,877	31,301
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (e)	650,000	537,324
4.000%, TBA (e)	675,000	645,577
4.500%, TBA (e)	511,112	500,785

		77,183,269

U.S. Treasury—5.7%
U.S. Treasury Bonds
1.375%, 11/15/40	1,250,000	860,986
1.750%, 08/15/41	2,600,000	1,882,563
1.875%, 11/15/51	650,000	442,609
2.250%, 02/15/52	2,200,000	1,640,547
2.375%, 02/15/42	1,800,000	1,447,453
2.375%, 11/15/49	11,245,000	8,686,323
2.500%, 02/15/45	68,000	54,259
2.875%, 05/15/43	2,550,000	2,203,260
2.875%, 11/15/46	2,439,000	2,078,390
U.S. Treasury Notes
0.375%, 11/30/25 (f)	9,700,000	8,848,219
1.375%, 01/31/25	1,150,000	1,094,432
2.500%, 03/31/27	6,200,000	5,921,484

		35,160,525

Total U.S. Treasury & Government Agencies (Cost $125,172,759)		112,343,794

Corporate Bonds & Notes—14.7%

Aerospace/Defense—0.1%
BAE Systems plc 3.400%, 04/15/30 (144A)	336,000	308,447
Raytheon Technologies Corp. 4.125%, 11/16/28	502,000	494,779

		803,226

Agriculture—0.4%
BAT International Finance plc 4.448%, 03/16/28	1,224,000	1,163,419
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	250,000	255,827
5.125%, 02/15/30	301,000	304,862
5.625%, 11/17/29 (b)	108,000	112,845
5.750%, 11/17/32	476,000	499,519

		2,336,472

Auto Manufacturers—0.3%
General Motors Co. 6.750%, 04/01/46	298,000	301,318

BHFTII-222

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Hyundai Capital America 2.650%, 02/10/25 (144A) (b)	256,000	$244,085
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A)	1,012,000	817,324
Volkswagen Group of America Finance LLC 3.350%, 05/13/25 (144A)	305,000	294,709

		1,657,436

Auto Parts & Equipment—0.1%
Lear Corp. 4.250%, 05/15/29	217,000	205,257
Magna International, Inc. 2.450%, 06/15/30 (b)	620,000	526,073

		731,330

Banks—3.0%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (d)	961,000	785,438
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	527,000	506,836
3.500%, 04/19/26	441,000	423,897
Barclays plc
2.894%, 1Y H15 + 1.300%, 11/24/32 (b) (d)	259,000	207,676
7.437%, 1Y H15 + 3.500%, 11/02/33 (b) (d)	574,000	634,447
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (d)	258,000	218,638
6.720%, SOFR + 3.180%, 01/18/29 (b) (d)	628,000	623,611
Goldman Sachs Group, Inc. (The)
2.383%, SOFR + 1.248%, 07/21/32 (d)	891,000	723,389
2.600%, 02/07/30	667,000	572,384
HSBC Holdings plc
4.000%, 5Y H15 + 3.222%, 03/09/26 (d)	200,000	162,713
4.700%, 5Y H15 + 3.250%, 03/09/31 (b) (d)	332,000	246,855
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (d)	1,450,000	1,202,187
2.739%, SOFR + 1.510%, 10/15/30 (b) (d)	277,000	241,812
2.963%, SOFR + 1.260%, 01/25/33 (d)	555,000	474,553
3.782%, 3M LIBOR + 1.337%, 02/01/28 (d)	1,110,000	1,061,331
3.897%, 3M LIBOR + 1.220%, 01/23/49 (d)	320,000	261,904
Macquarie Group, Ltd. 4.442%, SOFR + 2.405%, 06/21/33 (144A) (b) (d)	1,713,000	1,556,525
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (b) (d)	920,000	758,780
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (d)	718,000	618,345
2.943%, SOFR + 1.290%, 01/21/33 (d)	919,000	778,542
3.875%, 04/29/24	191,000	188,631
4.000%, 07/23/25	352,000	344,551
Northern Trust Corp. 6.125%, 11/02/32 (b)	761,000	811,319
Royal Bank of Canada 1.150%, 06/10/25	850,000	782,119
State Street Corp. 2.901%, SOFR + 2.600%, 03/30/26 (b) (d)	108,000	103,175
Sumitomo Mitsui Financial Group, Inc. 2.472%, 01/14/29 (b)	1,536,000	1,320,969

Banks—(Continued)
UBS Group AG 2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (d)	1,883,000	1,461,805
Wells Fargo & Co. 3.350%, SOFR + 1.500%, 03/02/33 (d)	1,499,000	1,299,259

		18,371,691

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	208,000	197,514
8.000%, 11/15/39	868,000	1,109,938
Constellation Brands, Inc. 3.500%, 05/09/27 (b)	456,000	438,471
Diageo Capital plc 2.375%, 10/24/29	835,000	733,673
Keurig Dr Pepper, Inc. 3.200%, 05/01/30 (b)	93,000	84,866

		2,564,462

Building Materials—0.3%
Carrier Global Corp. 3.377%, 04/05/40	665,000	528,613
Martin Marietta Materials, Inc. 2.500%, 03/15/30	56,000	47,564
Masco Corp. 2.000%, 02/15/31	1,141,000	913,256
Vulcan Materials Co. 3.500%, 06/01/30	115,000	105,096

		1,594,529

Chemicals—0.1%
RPM International, Inc. 2.950%, 01/15/32	443,000	359,828
Sherwin-Williams Co. (The) 2.300%, 05/15/30	461,000	391,197

		751,025

Commercial Services—0.6%
Ashtead Capital, Inc. 5.500%, 08/11/32 (144A)	764,000	750,624
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	602,000	711,514
Experian Finance plc 4.250%, 02/01/29 (144A)	533,000	505,739
Global Payments, Inc.
1.200%, 03/01/26 (b)	583,000	518,534
2.900%, 11/15/31 (b)	467,000	382,444
RELX Capital, Inc. 3.000%, 05/22/30	174,000	155,452
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	570,000	544,999
5.750%, 04/01/33	413,000	433,549

		4,002,855

BHFTII-223

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.2%
Haleon U.S. Capital LLC 3.375%, 03/24/29	542,000	$500,031
Kenvue, Inc. 4.900%, 03/22/33 (b)	566,000	584,778

		1,084,809

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 (b)	1,700,000	1,526,112
3.650%, 07/21/27	320,000	293,994
4.875%, 01/16/24	150,000	148,295
Air Lease Corp.
2.200%, 01/15/27	410,000	363,150
2.875%, 01/15/32 (b)	538,000	444,397
Avolon Holdings Funding, Ltd.
3.250%, 02/15/27 (144A)	640,000	567,775
4.375%, 05/01/26 (144A)	215,000	201,734
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (d)	1,091,000	929,526
3.750%, 03/09/27 (b)	554,000	503,967
Intercontinental Exchange, Inc. 2.100%, 06/15/30 (b)	657,000	552,474
Morgan Stanley Domestic Holdings, Inc. 4.500%, 06/20/28	310,000	306,013
Raymond James Financial, Inc. 4.950%, 07/15/46 (b)	696,000	631,853

		6,469,290

Electric—1.2%
American Electric Power Co., Inc. 5.950%, 11/01/32 (b)	368,000	391,526
Brazos Securitization LLC 5.243%, 09/01/40 (144A)	448,000	461,185
Duke Energy Carolinas LLC 4.950%, 01/15/33	1,151,000	1,182,199
Duke Energy Corp.
2.650%, 09/01/26	99,000	92,593
4.500%, 08/15/32 (b)	875,000	845,949
Enel Finance International NV 6.800%, 10/14/25 (144A)	315,000	325,544
Evergy, Inc. 2.900%, 09/15/29 (b)	505,000	452,601
Exelon Corp. 4.050%, 04/15/30	533,000	508,499
FirstEnergy Corp. 3.400%, 03/01/50	330,000	226,305
Georgia Power Co. 3.700%, 01/30/50 (b)	44,000	34,141
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	275,000	229,995
4.300%, 01/15/26 (144A)	422,000	414,154
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	646,000	685,228

Electric—(Continued)
Pacific Gas and Electric Co.
2.100%, 08/01/27	145,000	126,453
2.500%, 02/01/31	466,000	377,521
3.000%, 06/15/28	418,000	371,037
3.300%, 08/01/40 (b)	283,000	200,724
Xcel Energy, Inc. 3.400%, 06/01/30	297,000	271,159

		7,196,813

Electronics—0.1%
Arrow Electronics, Inc. 2.950%, 02/15/32 (b)	749,000	624,367

Entertainment—0.1%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (144A)	564,000	471,749
5.141%, 03/15/52 (144A)	493,000	399,445

		871,194

Environmental Control—0.0%
Republic Services, Inc. 1.450%, 02/15/31 (b)	272,000	216,355

Gas—0.3%
APA Infrastructure, Ltd.
4.200%, 03/23/25 (144A) (b)	1,100,000	1,077,532
4.250%, 07/15/27 (144A) (b)	84,000	81,446
East Ohio Gas Co. (The) 2.000%, 06/15/30 (144A)	365,000	298,105
NiSource, Inc. 5.650%, 02/01/45 (b)	136,000	140,470

		1,597,553

Healthcare-Products—0.1%
Alcon Finance Corp. 2.600%, 05/27/30 (144A)	200,000	172,325
Boston Scientific Corp. 2.650%, 06/01/30	470,000	415,271

		587,596

Healthcare-Services—0.6%
Adventist Health System 5.430%, 03/01/32	731,000	733,522
HCA, Inc.
4.125%, 06/15/29	567,000	531,128
4.375%, 03/15/42 (144A) (b)	348,000	292,495
5.125%, 06/15/39	522,000	487,927
Humana, Inc.
3.700%, 03/23/29	543,000	510,865
5.875%, 03/01/33	486,000	522,960
Laboratory Corp. of America Holdings 4.700%, 02/01/45	152,000	135,627

BHFTII-224

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	$41,247
4.260%, 11/01/47 (b)	407,000	347,354

		3,603,125

Insurance—0.7%
AIA Group, Ltd. 3.375%, 04/07/30 (144A) (b)	804,000	739,479
Aon Corp.
3.750%, 05/02/29 (b)	539,000	515,085
4.500%, 12/15/28	564,000	552,647
Brown & Brown, Inc. 4.200%, 03/17/32	618,000	555,620
Corebridge Financial, Inc. 3.900%, 04/05/32 (144A) (b)	955,000	826,399
Fairfax Financial Holdings, Ltd. 5.625%, 08/16/32 (144A) (b)	870,000	855,078
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	331,000	250,704

		4,295,012

Internet—0.1%
Booking Holdings, Inc. 4.625%, 04/13/30 (b)	424,000	423,730

Lodging—0.3%
Las Vegas Sands Corp. 3.900%, 08/08/29 (b)	257,000	231,987
Marriott International, Inc.
2.750%, 10/15/33	475,000	384,412
2.850%, 04/15/31	2,000	1,704
4.000%, 04/15/28 (b)	553,000	534,070
4.625%, 06/15/30 (b)	582,000	565,042

		1,717,215

Machinery-Diversified—0.2%
CNH Industrial Capital LLC
1.875%, 01/15/26	135,000	124,367
4.200%, 01/15/24 (b)	540,000	534,079
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25	248,000	236,749
4.950%, 09/15/28	660,000	647,263

		1,542,458

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 06/01/41	628,000	430,966
5.250%, 04/01/53 (b)	505,000	409,270
5.375%, 05/01/47	132,000	108,906
6.384%, 10/23/35	310,000	308,827
Cox Communications, Inc. 1.800%, 10/01/30 (144A)	404,000	319,850

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
Time Warner Cable Enterprises LLC 8.375%, 07/15/33	592,000	674,115
Walt Disney Co. (The) 3.500%, 05/13/40 (b)	1,344,000	1,142,475

		3,394,409

Mining—0.5%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	1,340,000	1,114,921
3.875%, 03/16/29 (144A)	200,000	183,931
5.625%, 04/01/30 (144A)	524,000	527,179
Glencore Funding LLC
2.500%, 09/01/30 (144A)	502,000	420,550
2.850%, 04/27/31 (144A) (b)	208,000	174,867
4.125%, 05/30/23 (144A)	416,000	414,501

		2,835,949

Oil & Gas—0.6%
BP Capital Markets America, Inc. 2.721%, 01/12/32	1,226,000	1,068,992
Eni S.p.A. 4.750%, 09/12/28 (144A)	1,046,000	1,033,454
Equinor ASA 7.750%, 06/15/23	100,000	100,378
Phillips 66 2.150%, 12/15/30 (b)	904,000	745,996
Valero Energy Corp. 6.625%, 06/15/37	596,000	651,847

		3,600,667

Pharmaceuticals—0.0%
Cigna Group (The) 3.200%, 03/15/40	148,000	115,930

Pipelines—0.7%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (b)	514,000	473,115
Enbridge, Inc. 2.500%, 01/15/25	273,000	261,596
Energy Transfer L.P. 5.750%, 02/15/33 (b)	631,000	646,258
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	522,000	516,649
ONEOK, Inc. 4.950%, 07/13/47	729,000	610,843
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30	538,000	479,422
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	147,000	141,800
Spectra Energy Partners L.P. 3.375%, 10/15/26	236,000	223,577

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Targa Resources Corp.
4.200%, 02/01/33	217,000	$195,233
6.125%, 03/15/33 (b)	647,000	669,978

		4,218,471

Real Estate Investment Trusts—0.7%
Boston Properties L.P. 2.550%, 04/01/32	389,000	277,313
Brixmor Operating Partnership L.P.
4.050%, 07/01/30 (b)	512,000	462,232
4.125%, 05/15/29	51,000	46,675
Crown Castle, Inc.
1.350%, 07/15/25	213,000	196,251
3.650%, 09/01/27 (b)	843,000	799,675
Equinix, Inc.
1.800%, 07/15/27	517,000	449,964
2.500%, 05/15/31	618,000	508,873
2.625%, 11/18/24 (b)	800,000	770,127
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29 (b)	513,000	489,479
Realty Income Corp. 3.250%, 01/15/31 (b)	153,000	134,775

		4,135,364

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	619,000	461,903
Best Buy Co., Inc. 4.450%, 10/01/28	587,000	579,759
Genuine Parts Co. 2.750%, 02/01/32	814,000	676,064

		1,717,726

Semiconductors—0.4%
Broadcom, Inc.
3.187%, 11/15/36 (144A) (b)	803,000	608,527
3.469%, 04/15/34 (144A)	347,000	284,985
4.150%, 11/15/30 (b)	153,000	141,894
4.300%, 11/15/32	395,000	363,930
4.926%, 05/15/37 (144A)	208,000	189,152
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 (b)	651,000	538,181
3.250%, 05/11/41	558,000	406,535

		2,533,204

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.844%, 05/01/25 (b)	158,000	154,388

Software—0.2%
Fiserv, Inc. 2.650%, 06/01/30	198,000	170,928

Software—(Continued)
Oracle Corp.
4.900%, 02/06/33 (b)	213,000	208,627
6.150%, 11/09/29	273,000	290,780
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	422,000	347,605
2.950%, 09/15/29	128,000	114,933
4.200%, 09/15/28 (b)	222,000	218,259

		1,351,132

Telecommunications—0.5%
Rogers Communications, Inc. 3.800%, 03/15/32 (144A) (b)	1,514,000	1,358,740
T-Mobile USA, Inc.
2.050%, 02/15/28	557,000	494,223
4.500%, 04/15/50	57,000	49,641
Verizon Communications, Inc.
3.150%, 03/22/30 (b)	310,000	282,382
4.272%, 01/15/36	459,000	425,781
4.812%, 03/15/39 (b)	573,000	547,127
Vodafone Group plc 5.625%, 02/10/53 (b)	214,000	211,334

		3,369,228

Total Corporate Bonds & Notes (Cost $100,971,595)		90,469,011

Asset-Backed Securities—4.6%

Asset-Backed - Automobile—0.1%
Credit Acceptance Auto Loan Trust 1.380%, 07/15/30 (144A)	328,000	305,950
Santander Drive Auto Receivables Trust 4.370%, 05/15/25	97,250	97,011

		402,961

Asset-Backed - Home Equity—0.0%
Bayview Financial Revolving Asset Trust 6.431%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d)	157,224	216,660
GMACM Home Equity Loan Trust 5.805%, 10/25/36 (d)	29,276	28,763
Home Equity Loan Trust 4.157%, 12/25/35 (d)	20,344	20,262

		265,685

Asset-Backed - Other—4.5%
ACRES Commercial Realty, Ltd. 6.459%, 1M LIBOR + 1.750%, 01/15/37 (144A) (d)	535,500	518,865
Allegro CLO IV, Ltd. 6.342%, 3M LIBOR + 1.550%, 01/15/30 (144A) (d)	702,748	685,611
Arbor Realty Commercial Real Estate Notes, Ltd.
6.006%, 1M LIBOR + 1.200%, 12/15/35 (144A) (d)	625,000	606,775
6.284%, 1M LIBOR + 1.600%, 08/15/34 (144A) (d)	522,000	489,249
6.658%, SOFR30A + 2.100%, 01/15/37 (144A) (d)	1,466,500	1,400,666

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BSPRT Issuer, Ltd.
5.984%, 1M LIBOR + 1.300%, 03/15/36 (144A) (d)	1,463,000	$1,401,661
6.608%, SOFR30A + 2.050%, 02/15/37 (144A) (d)	524,000	504,307
6.734%, 1M LIBOR + 2.050%, 12/15/38 (144A) (d)	245,000	233,461
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	285,094	266,563
CHCP FL1, Ltd.
6.074%, 1M LIBOR + 1.414%, 02/15/38 (144A) (d)	650,500	620,330
Columbia Cent CLO 28, Ltd. 6.534%, 3M LIBOR + 1.700%, 11/07/30 (144A) (d)	1,026,773	982,525
Cutwater, Ltd. 6.012%, 3M LIBOR + 1.220%, 01/15/29 (144A) (d)	394,395	392,457
Dryden 55 CLO, Ltd. 5.812%, 3M LIBOR + 1.020%, 04/15/31 (144A) (d)	1,430,000	1,413,102
Dryden XXVI Senior Loan Fund 5.692%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	580,489	575,170
LCCM Trust 6.584%, 1M LIBOR + 1.900%, 12/13/38 (144A) (d)	682,500	659,513
Loancore Issuer, Ltd.
6.434%, 1M LIBOR + 1.750%, 07/15/36 (144A) (d)	1,547,500	1,489,133
6.584%, 1M LIBOR + 1.900%, 11/15/38 (144A) (d)	3,913,500	3,647,182
MF1, Ltd.
6.474%, 1M TSFR + 1.814%, 11/15/35 (144A) (d)	330,186	329,464
6.510%, SOFR30A + 1.950%, 02/19/37 (144A) (d)	650,507	620,744
MidOcean Credit CLO II 6.452%, 3M LIBOR + 1.650%, 01/29/30 (144A) (d)	1,156,232	1,124,765
Neuberger Berman CLO XV 6.142%, 3M LIBOR + 1.350%, 10/15/29 (144A) (d)	508,944	494,277
Neuberger Berman CLO XX, Ltd. 5.952%, 3M LIBOR + 1.160%, 07/15/34 (144A) (d)	600,000	584,309
Oaktree CLO, Ltd. 6.565%, 3M LIBOR + 1.750%, 04/22/30 (144A) (d)	1,503,087	1,451,067
OCP CLO, Ltd. 6.472%, 3M LIBOR + 1.650%, 01/26/34 (144A) (d)	4,041,128	3,895,069
OneMain Financial Issuance Trust 5.940%, 05/15/34 (144A)	427,000	427,915
Starwood, Ltd. 6.358%, SOFR30A + 1.800%, 11/15/38 (144A) (d)	1,507,000	1,452,121
United States Small Business Administration
4.350%, 07/01/23	5,475	5,451
4.770%, 04/01/24	986	975
4.950%, 03/01/25	7,291	7,300
4.990%, 09/01/24	2,531	2,486
5.110%, 08/01/25	10,622	10,534
5.180%, 05/01/24	1,285	1,274
5.520%, 06/01/24	3,014	3,011
Verizon Owner Trust 1.980%, 07/22/24	782,000	780,460
Voya, Ltd. 6.242%, 3M LIBOR + 1.450%, 10/15/30 (144A) (d)	584,168	555,254

		27,633,046

Total Asset-Backed Securities (Cost $29,345,072)		28,301,692

Mortgage-Backed Securities—1.8%
Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	230,997	211,958
3.250%, 11/25/61	176,787	159,041
3.500%, 08/25/58	75,405	70,068
3.500%, 10/25/58	178,538	168,249

		609,316

Commercial Mortgage-Backed Securities—1.7%
AREIT Trust
6.074%, 1M LIBOR + 1.414%, 09/14/36 (144A) (d)	1,953,000	1,906,842
6.409%, SOFR30A + 1.850%, 01/16/37 (144A) (d)	892,000	847,575
BDS, Ltd. 5.809%, 1M LIBOR + 1.100%, 08/15/36 (144A) (d)	14,193	14,163
BXMT, Ltd. 5.984%, 1M LIBOR + 1.300%, 05/15/38 (144A) (d)	1,532,500	1,474,703
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,248,282
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	706,668
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,527,118
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	480,810
Ready Capital Mortgage Financing LLC
5.845%, 1M LIBOR + 1.000%, 04/25/38 (144A) (d)	580,384	567,046
6.645%, 1M LIBOR + 1.800%, 11/25/36 (144A) (d)	320,000	303,573
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,706,327	1,636,770

		10,713,550

Total Mortgage-Backed Securities (Cost $11,985,832)		11,322,866

Convertible Preferred Stocks—0.9%

Automobile Components—0.2%
Aptiv plc 5.500%, 06/15/23	11,000	1,350,140

Health Care Equipment & Supplies—0.4%
Boston Scientific Corp. 5.500%, 06/01/23	19,658	2,379,405

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. 5.250%, 06/01/23 (144A)	1,603	1,863,888

Total Convertible Preferred Stocks (Cost $4,686,735)		5,593,433

Preferred Stocks—0.8%

Household Products—0.6%
Henkel AG & Co. KGaA	43,244	3,379,316

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Co., Ltd.	35,442	$1,479,999

Total Preferred Stocks (Cost $5,146,811)		4,859,315

Municipals—0.4%
New Jersey Economic Development Authority 7.425%, 02/15/29	800,000	873,225
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,331,719
State Board of Administration Finance Corp. 2.154%, 07/01/30	436,000	369,740

Total Municipals (Cost $2,552,005)		2,574,684

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $11,437,680; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $11,664,485.	11,435,679	11,435,679

Total Short-Term Investments (Cost $11,435,679)		11,435,679

Securities Lending Reinvestments (g)—2.2%

Repurchase Agreements—1.6%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $824,910; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $841,072.	824,580	824,580
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $3,001,198; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $3,061,221.	3,000,000	3,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,001,205; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,073,439.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $600,482; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $614,688.	600,000	600,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $1,400,963; collateralized by various Common Stock with an aggregate market value of $1,556,197.	1,400,000	1,400,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $500,207; collateralized by various Common Stock with an aggregate market value of $555,939.	500,000	500,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $102,109.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $600,820; collateralized by various Common Stock with an aggregate market value of $668,157.	600,000	600,000

		10,024,580

Mutual Funds—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (h)	1,000,000	1,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 4.700% (h)	700,000	700,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (h)	2,000,000	2,000,000

		3,700,000

Total Securities Lending Reinvestments (Cost $13,724,580)		13,724,580

Total Investments—103.1% (Cost $585,838,329)		635,889,374
Other assets and liabilities (net)—(3.1)%		(18,848,835)

Net Assets—100.0%		$617,040,539

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $21,610,769 and the collateral received consisted of cash in the amount of $13,724,580 and non-cash collateral with a value of $8,411,814. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

(c)	Interest only security.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $503,528.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $55,730,431, which is 9.0% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/23	31	USD	6,400,047	$65,374
U.S. Treasury Note 5 Year Futures	06/30/23	192	USD	21,025,500	413,064
U.S. Treasury Ultra Long Bond Futures	06/21/23	45	USD	6,350,625	244,822

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	(90)	USD	(10,902,656)	(364,466)

Net Unrealized Appreciation					$358,794

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,596,401	$—	$—	$7,596,401
Automobile Components	6,884,648	—	—	6,884,648
Banks	25,332,394	—	—	25,332,394
Beverages	2,128,562	1,223,140	—	3,351,702
Biotechnology	1,645,926	—	—	1,645,926
Building Products	12,654,176	—	—	12,654,176
Capital Markets	36,071,879	—	—	36,071,879
Chemicals	11,051,541	—	—	11,051,541
Construction Materials	2,054,603	—	—	2,054,603
Consumer Staples Distribution & Retail	5,106,136	—	—	5,106,136
Distributors	4,084,223	—	—	4,084,223
Electric Utilities	14,711,958	—	—	14,711,958
Electrical Equipment	14,724,769	—	—	14,724,769
Entertainment	2,568,784	—	—	2,568,784
Financial Services	5,640,238	—	—	5,640,238
Food Products	4,138,166	1,781,367	—	5,919,533
Ground Transportation	5,764,891	—	—	5,764,891
Health Care Equipment & Supplies	7,714,093	—	—	7,714,093
Health Care Providers & Services	13,319,804	—	—	13,319,804
Hotels, Restaurants & Leisure	2,851,121	—	—	2,851,121
Household Products	808,944	—	—	808,944
Industrial Conglomerates	3,779,971	—	—	3,779,971
Insurance	20,312,447	—	—	20,312,447
Interactive Media & Services	6,016,859	—	—	6,016,859
IT Services	8,952,949	—	—	8,952,949
Life Sciences Tools & Services	7,085,989	—	—	7,085,989
Machinery	6,544,946	—	—	6,544,946
Media	14,787,319	—	—	14,787,319
Metals & Mining	—	1,508,007	—	1,508,007
Multi-Utilities	—	1,688,859	—	1,688,859
Oil, Gas & Consumable Fuels	18,893,722	—	—	18,893,722
Pharmaceuticals	20,172,130	7,684,442	—	27,856,572
Semiconductors & Semiconductor Equipment	18,107,419	—	—	18,107,419
Software	16,307,006	—	—	16,307,006
Specialty Retail	903,272	—	—	903,272
Technology Hardware, Storage & Peripherals	1,531,009	—	—	1,531,009
Tobacco	6,094,268	—	—	6,094,268
Wireless Telecommunication Services	5,035,942	—	—	5,035,942
Total Common Stocks	341,378,505	13,885,815	—	355,264,320
Total U.S. Treasury & Government Agencies*	—	112,343,794	—	112,343,794
Total Corporate Bonds & Notes*	—	90,469,011	—	90,469,011
Total Asset-Backed Securities*	—	28,301,692	—	28,301,692
Total Mortgage-Backed Securities*	—	11,322,866	—	11,322,866

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Automobile Components	$1,350,140	$—	$—	$1,350,140
Health Care Equipment & Supplies	2,379,405	—	—	2,379,405
Wireless Telecommunication Services	—	1,863,888	—	1,863,888
Total Convertible Preferred Stocks	3,729,545	1,863,888	—	5,593,433
Total Preferred Stocks*	—	4,859,315	—	4,859,315
Total Municipals*	—	2,574,684	—	2,574,684
Total Short-Term Investment*	—	11,435,679	—	11,435,679
Securities Lending Reinvestments
Repurchase Agreements	—	10,024,580	—	10,024,580
Mutual Funds	3,700,000	—	—	3,700,000
Total Securities Lending Reinvestments	3,700,000	10,024,580	—	13,724,580
Total Investments	$348,808,050	$287,081,324	$—	$635,889,374

Collateral for Securities Loaned (Liability)	$—	$(13,724,580)	$—	$(13,724,580)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$723,260	$—	$—	$723,260
Futures Contracts (Unrealized Depreciation)	(364,466)	—	—	(364,466)
Total Futures Contracts	$358,794	$—	$—	$358,794

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-231

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
General Dynamics Corp.	220,708	$50,367,773
Northrop Grumman Corp.	143,985	66,480,754
Raytheon Technologies Corp.	192,208	18,822,929

		135,671,456

Banks—6.3%
Citigroup, Inc.	764,461	35,845,576
JPMorgan Chase & Co.	791,759	103,174,115
PNC Financial Services Group, Inc. (The)	190,068	24,157,643
Truist Financial Corp.	343,844	11,725,081

		174,902,415

Beverages—2.6%
Diageo plc	989,059	44,142,082
PepsiCo, Inc.	147,444	26,879,041

		71,021,123

Building Products—2.3%
Johnson Controls International plc	502,062	30,234,174
Masco Corp. (a)	239,527	11,909,282
Trane Technologies plc (a)	116,049	21,350,695

		63,494,151

Capital Markets—6.1%
BlackRock, Inc.	43,110	28,845,763
Goldman Sachs Group, Inc. (The)	44,518	14,562,283
KKR & Co., Inc.	327,558	17,203,346
Moody’s Corp.	36,843	11,274,695
Morgan Stanley	592,953	52,061,274
Nasdaq, Inc.	792,614	43,332,207

		167,279,568

Chemicals—4.3%
Corteva, Inc.	185,113	11,164,165
DuPont de Nemours, Inc. (a)	568,534	40,803,685
International Flavors & Fragrances, Inc.	104,536	9,613,131
PPG Industries, Inc.	202,265	27,018,559
Sherwin-Williams Co. (The)	128,585	28,902,050

		117,501,590

Consumer Finance—1.6%
American Express Co.	275,128	45,382,364

Consumer Staples Distribution & Retail—1.4%
Target Corp.	233,270	38,636,510

Electric Utilities—5.8%
American Electric Power Co., Inc.	176,785	16,085,667
Duke Energy Corp.	562,831	54,296,306
Exelon Corp.	464,155	19,443,453
Southern Co. (The) (a)	770,631	53,620,505
Xcel Energy, Inc.	254,520	17,164,829

		160,610,760

Electrical Equipment—1.6%
Eaton Corp. plc	250,377	42,899,595

Food Products—1.9%
Archer-Daniels-Midland Co.	111,824	8,907,900
Nestle S.A.	360,672	44,029,687

		52,937,587

Ground Transportation—2.5%
Canadian National Railway Co.	143,647	16,946,037
Union Pacific Corp.	265,373	53,408,970

		70,355,007

Health Care Equipment & Supplies—3.8%
Abbott Laboratories	385,118	38,997,049
Boston Scientific Corp. (b)	723,374	36,190,401
Medtronic plc	373,306	30,095,930

		105,283,380

Health Care Providers & Services—3.9%
Cigna Group (The)	255,060	65,175,482
McKesson Corp.	116,705	41,552,815

		106,728,297

Hotels, Restaurants & Leisure—1.2%
Marriott International, Inc. - Class A	207,866	34,514,071

Household Products—1.4%
Kimberly-Clark Corp.	177,746	23,857,068
Reckitt Benckiser Group plc	189,790	14,419,208

		38,276,276

Industrial Conglomerates—1.9%
Honeywell International, Inc.	270,663	51,729,112

Industrial REITs—1.4%
Prologis, Inc.	309,476	38,613,320

Insurance—11.1%
Aon plc - Class A	224,969	70,930,476
Chubb, Ltd.	284,857	55,313,532
Marsh & McLennan Cos., Inc.	387,238	64,494,489
Progressive Corp. (The)	500,060	71,538,584
Travelers Cos., Inc. (The)	259,856	44,541,917

		306,818,998

IT Services—1.9%
Accenture plc - Class A	187,588	53,614,526

Life Sciences Tools & Services—2.5%
Danaher Corp.	72,602	18,298,608
Thermo Fisher Scientific, Inc.	87,325	50,331,510

		68,630,118

BHFTII-232

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—2.6%
Illinois Tool Works, Inc. (a)	198,816	$48,401,755
Otis Worldwide Corp.	112,306	9,478,626
PACCAR, Inc. (a)	209,017	15,300,045

		73,180,426

Media—3.4%
Charter Communications, Inc. - Class A (b)	80,704	28,860,558
Comcast Corp. - Class A	1,746,307	66,202,498

		95,063,056

Multi-Utilities—1.4%
Dominion Energy, Inc.	680,900	38,069,119

Oil, Gas & Consumable Fuels—4.5%
ConocoPhillips	590,304	58,564,060
EOG Resources, Inc.	223,115	25,575,672
Pioneer Natural Resources Co.	199,190	40,682,566

		124,822,298

Pharmaceuticals—7.2%
Johnson & Johnson	494,931	76,714,305
Merck & Co., Inc.	496,254	52,796,463
Pfizer, Inc.	1,493,110	60,918,888
Roche Holding AG	32,151	9,201,211

		199,630,867

Professional Services—1.0%
Equifax, Inc. (a)	142,472	28,899,020

Semiconductors & Semiconductor Equipment—6.0%
Analog Devices, Inc.	127,121	25,070,804
KLA Corp.	90,392	36,081,775
NXP Semiconductors NV	173,769	32,403,574
Texas Instruments, Inc.	386,234	71,843,386

		165,399,539

Specialized REITs—0.4%
Public Storage	37,129	11,218,156

Specialty Retail—2.1%
Lowe’s Cos., Inc.	283,427	56,676,897

Total Common Stocks (Cost $1,992,441,924)		2,737,859,602

Short-Term Investment—0.8%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $23,268,995; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $23,730,290.	23,264,924	23,264,924

Total Short-Term Investments (Cost $23,264,924)		23,264,924

Securities Lending Reinvestments (c)—5.6%

Certificates of Deposit—0.3%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (d)	2,000,000	2,003,690
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (d)	2,000,000	2,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.790%, 12/01/23 (d)	1,000,000	998,064
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (d)	2,000,000	1,999,280
5.170%, SOFR + 0.340%, 10/31/23 (d)	1,000,000	999,298
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	999,221

		8,999,553

Commercial Paper—0.1%
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (d)	1,000,000	999,555
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	1,000,000	1,000,000

		1,999,555

Repurchase Agreements—3.2%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $2,601,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,661,317.	2,600,000	2,600,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $900,364; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $921,225.	900,000	900,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $5,002,004; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

BHFTII-233

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $4,110,383; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $4,080,000.	4,000,000	$4,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $21,652,631; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $22,076,853.	21,643,974	21,643,974
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $2,000,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $2,040,814.	2,000,000	2,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $5,002,008; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $5,122,398.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $5,004,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $5,122,398.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $13,008,938; collateralized by various Common Stock with an aggregate market value of $14,450,403.	13,000,000	13,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $1,700,704; collateralized by various Common Stock with an aggregate market value of $1,890,193.	1,700,000	1,700,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $1,004,900; collateralized by various Common Stock with an aggregate market value of $1,111,267.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $400,160; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $408,434.	400,000	400,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $25,010,208; collateralized by various Common Stock with an aggregate market value of $28,069,927.	25,000,000	25,000,000

		87,243,974

Time Deposits—0.6%
ABN AMRO Bank NV 4.810%, 04/03/23	3,000,000	3,000,000
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	2,000,000	2,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (d)	3,000,000	3,000,000

		15,000,000

Mutual Funds—1.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (e)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (e)	3,500,000	3,500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.760% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	7,000,000	7,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	7,000,000	7,000,000

		38,500,000

Total Securities Lending Reinvestments (Cost $151,743,974)		151,743,082

Total Investments—105.4% (Cost $2,167,450,822)		2,912,867,608
Other assets and liabilities (net)—(5.4)%		(147,967,809)

Net Assets—100.0%		$2,764,899,799

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $150,308,247 and the collateral received consisted of cash in the amount of $151,743,974. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

BHFTII-234

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-235

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$135,671,456	$—	$—	$135,671,456
Banks	174,902,415	—	—	174,902,415
Beverages	26,879,041	44,142,082	—	71,021,123
Building Products	63,494,151	—	—	63,494,151
Capital Markets	167,279,568	—	—	167,279,568
Chemicals	117,501,590	—	—	117,501,590
Consumer Finance	45,382,364	—	—	45,382,364
Consumer Staples Distribution & Retail	38,636,510	—	—	38,636,510
Electric Utilities	160,610,760	—	—	160,610,760
Electrical Equipment	42,899,595	—	—	42,899,595
Food Products	8,907,900	44,029,687	—	52,937,587
Ground Transportation	70,355,007	—	—	70,355,007
Health Care Equipment & Supplies	105,283,380	—	—	105,283,380
Health Care Providers & Services	106,728,297	—	—	106,728,297
Hotels, Restaurants & Leisure	34,514,071	—	—	34,514,071
Household Products	23,857,068	14,419,208	—	38,276,276
Industrial Conglomerates	51,729,112	—	—	51,729,112
Industrial REITs	38,613,320	—	—	38,613,320
Insurance	306,818,998	—	—	306,818,998
IT Services	53,614,526	—	—	53,614,526
Life Sciences Tools & Services	68,630,118	—	—	68,630,118
Machinery	73,180,426	—	—	73,180,426
Media	95,063,056	—	—	95,063,056
Multi-Utilities	38,069,119	—	—	38,069,119
Oil, Gas & Consumable Fuels	124,822,298	—	—	124,822,298
Pharmaceuticals	190,429,656	9,201,211	—	199,630,867
Professional Services	28,899,020	—	—	28,899,020
Semiconductors & Semiconductor Equipment	165,399,539	—	—	165,399,539
Specialized REITs	11,218,156	—	—	11,218,156
Specialty Retail	56,676,897	—	—	56,676,897
Total Common Stocks	2,626,067,414	111,792,188	—	2,737,859,602
Total Short-Term Investment*	—	23,264,924	—	23,264,924
Securities Lending Reinvestments
Certificates of Deposit	—	8,999,553	—	8,999,553
Commercial Paper	—	1,999,555	—	1,999,555
Repurchase Agreements	—	87,243,974	—	87,243,974
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	38,500,000	—	—	38,500,000
Total Securities Lending Reinvestments	38,500,000	113,243,082	—	151,743,082
Total Investments	$2,664,567,414	$248,300,194	$—	$2,912,867,608

Collateral for Securities Loaned (Liability)	$—	$(151,743,974)	$—	$(151,743,974)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-236

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—1.1%
Forward Air Corp.	93,150	$10,037,844

Automobile Components—3.5%
Fox Factory Holding Corp. (a)	143,925	17,468,177
LCI Industries	71,061	7,807,472
XPEL, Inc. (a)	100,883	6,855,000

		32,130,649

Banks—8.8%
Bank of Hawaii Corp.	143,717	7,484,781
BOK Financial Corp.	84,333	7,118,549
Community Bank System, Inc.	161,282	8,465,692
Cullen/Frost Bankers, Inc.	91,037	9,589,838
CVB Financial Corp.	331,297	5,526,034
First Financial Bankshares, Inc.	197,530	6,301,207
Glacier Bancorp, Inc.	239,721	10,070,679
Lakeland Financial Corp.	86,383	5,411,031
Prosperity Bancshares, Inc.	123,570	7,602,026
Stock Yards Bancorp, Inc.	100,538	5,543,665
United Community Banks, Inc.	285,329	8,023,452

		81,136,954

Biotechnology—0.3%
Abcam plc (ADR) (a)	214,485	2,886,968

Building Products—1.7%
CSW Industrials, Inc.	71,413	9,921,408
Hayward Holdings, Inc. (a)	486,165	5,697,854

		15,619,262

Capital Markets—2.1%
Artisan Partners Asset Management, Inc. - Class A	72,319	2,312,762
Hamilton Lane, Inc. - Class A	44,710	3,307,646
Houlihan Lokey, Inc.	64,227	5,619,220
MarketAxess Holdings, Inc.	20,967	8,204,177

		19,443,805

Chemicals—2.2%
Chase Corp.	55,097	5,770,309
Element Solutions, Inc.	243,468	4,701,367
Quaker Chemical Corp.	48,061	9,513,675

		19,985,351

Commercial Services & Supplies—3.2%
Driven Brands Holdings, Inc. (a)	342,604	10,384,327
Rollins, Inc.	180,437	6,771,801
Tetra Tech, Inc.	84,597	12,428,145

		29,584,273

Communications Equipment—1.0%
NetScout Systems, Inc. (a)	321,643	9,215,072

Construction & Engineering—1.9%
Valmont Industries, Inc.	56,494	18,037,404

Construction Materials—1.4%
Eagle Materials, Inc.	90,735	13,315,361

Consumer Staples Distribution & Retail—0.4%
Grocery Outlet Holding Corp. (a)	134,878	3,811,652

Containers & Packaging—0.9%
AptarGroup, Inc.	73,542	8,691,929

Distributors—2.1%
Pool Corp.	57,004	19,520,450

Diversified Consumer Services—0.5%
Bright Horizons Family Solutions, Inc. (a)	59,107	4,550,648

Electronic Equipment, Instruments & Components—3.9%
Advanced Energy Industries, Inc.	59,729	5,853,442
Littelfuse, Inc.	56,332	15,102,046
Novanta, Inc. (a)	58,441	9,297,379
Zebra Technologies Corp. - Class A (a)	18,700	5,946,600

		36,199,467

Energy Equipment & Services—1.7%
Cactus, Inc. - Class A	93,388	3,850,387
Oceaneering International, Inc. (a)	262,289	4,624,155
Tidewater, Inc. (a)	167,369	7,377,626

		15,852,168

Financial Services—0.7%
Jack Henry & Associates, Inc.	42,024	6,333,857

Food Products—1.0%
Simply Good Foods Co. (The) (a)	123,824	4,924,480
UTZ Brands, Inc.	242,689	3,997,088

		8,921,568

Health Care Equipment & Supplies—3.2%
Atrion Corp.	12,254	7,694,409
Haemonetics Corp. (a)	188,529	15,600,775
QuidelOrtho Corp. (a)	6,176	550,220
UFP Technologies, Inc. (a)	44,253	5,745,809

		29,591,213

Health Care Providers & Services—1.8%
Chemed Corp.	30,911	16,622,390

Health Care Technology—0.4%
Simulations Plus, Inc.	85,815	3,770,711

Hotels, Restaurants & Leisure—1.1%
Texas Roadhouse, Inc.	98,524	10,646,503

Household Products—1.5%
Church & Dwight Co., Inc.	63,181	5,585,832
WD-40 Co.	46,018	8,193,505

		13,779,337

BHFTII-237

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—1.8%
AMERISAFE, Inc.	81,539	$3,991,334
Hagerty, Inc. - Class A (a)	144,190	1,260,221
RLI Corp.	82,567	10,973,980

		16,225,535

Life Sciences Tools & Services—5.0%
Bio-Techne Corp.	234,459	17,394,513
ICON plc (a)	31,650	6,760,123
Stevanato Group S.p.A.	108,535	2,811,057
West Pharmaceutical Services, Inc.	55,483	19,223,195

		46,188,888

Machinery—9.2%
Esab Corp.	74,964	4,428,124
Graco, Inc.	118,822	8,675,194
Hillman Solutions Corp. (a)	405,818	3,416,988
Kadant, Inc.	54,348	11,332,645
Lindsay Corp.	43,930	6,639,141
Nordson Corp.	40,193	8,933,296
Omega Flex, Inc.	29,219	3,256,165
RBC Bearings, Inc. (a)	76,414	17,783,830
SPX Technologies, Inc. (a)	62,498	4,411,109
Standex International Corp.	15,611	1,911,411
Toro Co. (The)	131,838	14,655,112

		85,443,015

Marine Transportation—1.5%
Kirby Corp. (a)	204,696	14,267,311

Media—3.0%
Cable One, Inc.	10,143	7,120,386
Nexstar Media Group, Inc. - Class A	95,090	16,418,240
TechTarget, Inc. (a)	115,185	4,160,482

		27,699,108

Oil, Gas & Consumable Fuels—2.4%
Matador Resources Co.	135,544	6,458,672
Sitio Royalties Corp. - Class A	186,113	4,206,154
Southwestern Energy Co. (a)	1,172,599	5,862,995
Texas Pacific Land Corp.	3,228	5,490,892

		22,018,713

Pharmaceuticals—0.1%
Amphastar Pharmaceuticals, Inc. (a)	26,460	992,250

Professional Services—3.7%
CRA International, Inc.	32,991	3,557,090
Exponent, Inc.	163,589	16,308,187
FTI Consulting, Inc. (a)	74,773	14,756,452

		34,621,729

Real Estate Management & Development—1.5%
FirstService Corp.	100,415	14,157,511

Semiconductors & Semiconductor Equipment—6.4%
FormFactor, Inc. (a)	157,613	5,019,974
Lattice Semiconductor Corp. (a)	297,265	28,388,807
MKS Instruments, Inc.	98,587	8,736,780
Power Integrations, Inc.	203,448	17,219,839

		59,365,400

Software—12.0%
American Software, Inc. - Class A	191,307	2,412,381
Aspen Technology, Inc. (a)	55,797	12,770,260
CommVault Systems, Inc. (a)	87,072	4,940,465
Fair Isaac Corp. (a)	27,755	19,503,161
Manhattan Associates, Inc. (a)	124,259	19,241,506
Model N, Inc. (a)	173,832	5,818,157
Qualys, Inc. (a)	120,118	15,617,742
SPS Commerce, Inc. (a)	117,459	17,889,006
Tyler Technologies, Inc. (a)	23,082	8,185,801
Vertex, Inc. - Class A (a)	227,781	4,712,789

		111,091,268

Specialty Retail—3.8%
Asbury Automotive Group, Inc. (a)	74,852	15,718,920
Floor & Decor Holdings, Inc. - Class A (a)	94,866	9,317,738
Tractor Supply Co.	33,841	7,953,989
Winmark Corp.	8,181	2,621,438

		35,612,085

Trading Companies & Distributors—2.4%
Richelieu Hardware, Ltd.	142,452	3,935,744
SiteOne Landscape Supply, Inc. (a)	39,440	5,398,153
Transcat, Inc. (a)	44,996	4,022,192
Watsco, Inc.	29,243	9,303,953

		22,660,042

Total Common Stocks (Cost $586,499,805)		920,027,691

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $8,155,360; collateralized by U.S. Treasury Note at 2.500%, maturing 01/31/25, with a market value of $8,317,029.	8,153,933	8,153,933

Total Short-Term Investments (Cost $8,153,933)		8,153,933

Total Investments—100.1% (Cost $594,653,738)		928,181,624
Other assets and liabilities (net)—(0.1)%		(740,502)

Net Assets—100.0%		$927,441,122

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-238

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Other Abbreviations

(ADR) —	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$10,037,844	$—	$—	$10,037,844
Automobile Components	32,130,649	—	—	32,130,649
Banks	81,136,954	—	—	81,136,954
Biotechnology	2,886,968	—	—	2,886,968
Building Products	15,619,262	—	—	15,619,262
Capital Markets	19,443,805	—	—	19,443,805
Chemicals	19,985,351	—	—	19,985,351
Commercial Services & Supplies	29,584,273	—	—	29,584,273
Communications Equipment	9,215,072	—	—	9,215,072
Construction & Engineering	18,037,404	—	—	18,037,404
Construction Materials	13,315,361	—	—	13,315,361
Consumer Staples Distribution & Retail	3,811,652	—	—	3,811,652
Containers & Packaging	8,691,929	—	—	8,691,929
Distributors	19,520,450	—	—	19,520,450
Diversified Consumer Services	4,550,648	—	—	4,550,648
Electronic Equipment, Instruments & Components	36,199,467	—	—	36,199,467
Energy Equipment & Services	15,852,168	—	—	15,852,168
Financial Services	6,333,857	—	—	6,333,857
Food Products	8,921,568	—	—	8,921,568
Health Care Equipment & Supplies	29,591,213	—	—	29,591,213
Health Care Providers & Services	16,622,390	—	—	16,622,390
Health Care Technology	3,770,711	—	—	3,770,711
Hotels, Restaurants & Leisure	10,646,503	—	—	10,646,503
Household Products	13,779,337	—	—	13,779,337
Insurance	16,225,535	—	—	16,225,535
Life Sciences Tools & Services	46,188,888	—	—	46,188,888
Machinery	85,443,015	—	—	85,443,015
Marine Transportation	14,267,311	—	—	14,267,311
Media	27,699,108	—	—	27,699,108
Oil, Gas & Consumable Fuels	22,018,713	—	—	22,018,713
Pharmaceuticals	992,250	—	—	992,250
Professional Services	34,621,729	—	—	34,621,729
Real Estate Management & Development	14,157,511	—	—	14,157,511
Semiconductors & Semiconductor Equipment	59,365,400	—	—	59,365,400
Software	111,091,268	—	—	111,091,268

BHFTII-239

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$35,612,085	$—	$—	$35,612,085
Trading Companies & Distributors	18,724,298	3,935,744	—	22,660,042
Total Common Stocks	916,091,947	3,935,744	—	920,027,691
Total Short-Term Investment*	—	8,153,933	—	8,153,933
Total Investments	$916,091,947	$12,089,677	$—	$928,181,624

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-240

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Airbus SE	149,209	$19,988,974

Air Freight & Logistics—0.5%
FedEx Corp.	46,797	10,692,647

Automobile Components—0.1%
Mobileye Global, Inc. - Class A (a) (b)	26,023	1,126,015

Automobiles—3.8%
Ferrari NV (b)	112,133	30,381,315
Rivian Automotive, Inc. - Class A (a) (b)	1,263,458	19,558,330
Tesla, Inc. (a) (b)	123,781	25,679,606

		75,619,251

Beverages—0.6%
Constellation Brands, Inc. - Class A	49,601	11,204,370

Biotechnology—1.1%
Argenx SE (ADR) (a)	31,990	11,918,834
Vertex Pharmaceuticals, Inc. (a)	32,684	10,297,748

		22,216,582

Broadline Retail—6.1%
Amazon.com, Inc. (a)	1,074,175	110,951,536
Coupang, Inc. (a)	619,608	9,913,728

		120,865,264

Capital Markets—0.4%
Charles Schwab Corp. (The)	138,500	7,254,630

Chemicals—0.8%
Linde plc (b)	41,905	14,894,713

Commercial Services & Supplies—0.3%
Cintas Corp.	12,651	5,853,365

Consumer Staples Distribution & Retail—0.0%
Maplebear, Inc. † (a) (c) (d)	17,978	665,186
Maplebear, Inc. (Non-Voting Shares) † (a) (c) (d)	939	34,743

		699,929

Electronic Equipment, Instruments & Components—1.6%
Teledyne Technologies, Inc. (a)	71,922	32,175,026

Entertainment—2.4%
Netflix, Inc. (a)	61,986	21,414,923
Sea, Ltd. (ADR) (a) (b)	111,829	9,678,800
Spotify Technology S.A. (a)	126,895	16,955,710

		48,049,433

Financial Services—8.2%
Adyen NV (a)	2,312	3,665,946
Fiserv, Inc. (a)	286,857	32,423,447
Global Payments, Inc.	48,055	5,057,308

Financial Services—(Continued)
MasterCard, Inc. - Class A	152,489	55,416,027
Visa, Inc. - Class A (b)	300,123	67,665,732

		164,228,460

Ground Transportation—0.5%
Old Dominion Freight Line, Inc. (b)	31,705	10,806,332

Health Care Equipment & Supplies—2.5%
Align Technology, Inc. (a)	17,153	5,731,503
Insulet Corp. (a) (b)	12,684	4,045,689
Intuitive Surgical, Inc. (a)	106,067	27,096,937
Stryker Corp.	46,203	13,189,570

		50,063,699

Health Care Providers & Services—6.6%
Cigna Corp.	57,840	14,779,855
HCA Healthcare, Inc.	55,777	14,707,279
Humana, Inc.	45,968	22,315,625
McKesson Corp.	29,168	10,385,267
UnitedHealth Group, Inc.	145,964	68,981,127

		131,169,153

Hotels, Restaurants & Leisure—3.9%
Booking Holdings, Inc. (a)	7,211	19,126,528
Chipotle Mexican Grill, Inc. (a) (b)	10,993	18,779,232
Expedia Group, Inc. (a)	84,164	8,166,433
Las Vegas Sands Corp. (a)	343,662	19,743,382
Wynn Resorts, Ltd. (a)	102,949	11,521,023

		77,336,598

Household Products—0.8%
Procter & Gamble Co. (The)	100,002	14,869,297

Insurance—0.8%
Chubb, Ltd.	81,263	15,779,649

Interactive Media & Services—8.5%
Alphabet, Inc. - Class A (a)	854,420	88,628,987
Alphabet, Inc. - Class C (a)	297,573	30,947,592
Match Group, Inc. (a)	144,518	5,548,046
Meta Platforms, Inc. - Class A (a)	157,299	33,337,950
Pinterest, Inc. - Class A (a)	411,205	11,213,560

		169,676,135

IT Services—1.0%
Accenture plc - Class A	35,419	10,123,105
MongoDB, Inc. (a)	16,803	3,917,115
Shopify, Inc. - Class A (a)	109,700	5,259,018
Stripe, Inc. - Class B † (a) (c) (d)	63,278	1,273,786

		20,573,024

Leisure Products—0.2%
Peloton Interactive, Inc. - Class A (a) (b)	385,876	4,375,834

BHFTII-241

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.7%
Avantor, Inc. (a) (b)	366,709	$7,752,228
Danaher Corp.	23,938	6,033,334

		13,785,562

Media—0.5%
Trade Desk, Inc. (The) - Class A (a) (b)	165,838	10,101,193

Personal Care Products—0.6%
Estee Lauder Cos., Inc. (The) - Class A	50,392	12,419,612

Pharmaceuticals—2.4%
AstraZeneca plc (ADR)	76,529	5,311,878
Eli Lilly and Co.	104,160	35,770,627
Zoetis, Inc.	45,648	7,597,653

		48,680,158

Professional Services—0.6%
TransUnion	202,947	12,611,127

Semiconductors & Semiconductor Equipment—9.9%
Advanced Micro Devices, Inc. (a) (b)	399,659	39,170,578
ASML Holding NV	66,546	45,298,528
Lam Research Corp.	25,595	13,568,421
Marvell Technology, Inc.	204,640	8,860,912
NVIDIA Corp.	327,714	91,029,118

		197,927,557

Software—20.8%
Atlassian Corp. - Class A (a) (b)	31,278	5,353,855
Ceridian HCM Holding, Inc. (a) (b)	119,748	8,767,949
Dynatrace, Inc. (a)	51,300	2,169,990
Epic Games, Inc. † (a) (c) (d)	7,488	5,171,587
Intuit, Inc.	116,068	51,746,596
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	209,569
Microsoft Corp.	882,009	254,283,195
Monday.com, Ltd. (a)	9,224	1,316,726
Roper Technologies, Inc.	60,314	26,579,777
Salesforce, Inc. (a)	145,255	29,019,044
ServiceNow, Inc. (a)	65,799	30,578,111

		415,196,399

Specialty Retail—1.9%
Floor & Decor Holdings, Inc. - Class A (a) (b)	87,511	8,595,330
Ross Stores, Inc. (b)	268,630	28,509,702

		37,105,032

Technology Hardware, Storage & Peripherals—7.7%
Apple, Inc.	936,115	154,365,364

Textiles, Apparel & Luxury Goods—0.3%
Lululemon Athletica, Inc. (a)	16,372	5,962,519

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (a) (b)	61,600	8,922,144

Total Common Stocks (Cost $1,407,242,997)		1,946,595,047

Preferred Stocks—1.5%

Automobiles—1.1%
Dr. Ing HC F Porsche AG (a)	168,139	21,519,195

Life Sciences Tools & Services—0.4%
Sartorius AG	19,564	8,211,458

Total Preferred Stocks (Cost $23,165,811)		29,730,653

Convertible Preferred Stocks—0.9%

Automobiles—0.5%
GM Cruise Holdings LLC - Series F † (a) (c) (d)	196,100	3,986,713
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,494,805
Sila Nano, Inc. - Series F † (a) (c) (d)	52,110	1,624,269
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	1,250,789

		9,356,576

Consumer Staples Distribution & Retail—0.2%
Maplebear, Inc.
Series A † (a) (c) (d)	2,525	93,425
Series G † (a) (c) (d)	36,727	1,358,899
Rappi, Inc. - Series E † (a) (c) (d)	52,748	1,899,455

		3,351,779

Financial Services—0.2%
ANT International Co., Ltd. - Class C † (a) (c) (d)	2,147,070	4,358,552

Software—0.0%
Celonis S.E. - Series D † (a) (c) (d)	1,177	388,351

Total Convertible Preferred Stocks (Cost $24,042,767)		17,455,258

Short-Term Investment—0.1%

Mutual Funds—0.1%
T. Rowe Price Government Reserve Fund (e)	2,551,869	2,551,869

Total Short-Term Investments (Cost $1,772,400)		2,551,869

BHFTII-242

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—11.5%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.7%
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (g)	1,000,000	$1,001,395
BNP Paribas S.A.
5.070%, SOFR + 0.250%, 09/08/23 (g)	2,000,000	2,000,000
5.270%, SOFR + 0.450%, 10/10/23 (g)	3,000,000	3,000,000
Credit Industriel et Commercial
5.020%, SOFR + 0.200%, 12/01/23 (g)	2,000,000	1,996,128
Mitsubishi UFJ Trust and Banking Corp. 4.990%, SOFR + 0.170%, 09/06/23 (g)	3,000,000	2,996,691
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (g)	2,000,000	1,998,650
5.030%, SOFR + 0.200%, 08/21/23 (g)	2,000,000	1,998,400
Royal Bank of Canada 5.390%, FEDEFF PRV + 0.560%, 04/10/23 (g)	2,000,000	2,000,156
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (g)	2,000,000	2,001,124
Sumitomo Mitsui Banking Corp. 5.570%, SOFR + 0.750%, 04/21/23 (g)	5,000,000	5,001,385
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (g)	4,000,000	3,998,560
5.170%, SOFR + 0.340%, 10/31/23 (g)	3,000,000	2,997,894
5.430%, SOFR + 0.600%, 04/12/23 (g)	2,000,000	2,000,248

		32,990,631

Commercial Paper—0.5%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (g)	5,000,000	5,006,395
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (g)	2,000,000	1,999,110
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (g)	3,000,000	3,000,000

		10,005,505

Master Demand Notes—0.2%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (g)	4,000,000	4,000,411

Repurchase Agreements—5.9%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $3,501,409; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $3,582,542.	3,500,000	3,500,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $1,700,687; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $1,740,092.	1,700,000	1,700,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $7,034,844; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $7,140,001.	7,000,000	7,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $34,369,563; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $35,042,937.	34,355,820	34,355,820
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,001,205; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,073,439.	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $10,108,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $10,347,244.	10,100,000	10,100,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $23,015,813; collateralized by various Common Stock with an aggregate market value of $25,566,097.	23,000,000	23,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $9,904,100; collateralized by various Common Stock with an aggregate market value of $11,007,596.	9,900,000	9,900,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $3,014,700; collateralized by various Common Stock with an aggregate market value of $3,333,800.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $900,359; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $918,977.	900,000	900,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $1,001,367; collateralized by various Common Stock with an aggregate market value of $1,113,594.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $20,008,167; collateralized by various Common Stock with an aggregate market value of $22,455,942.	20,000,000	20,000,000

		117,455,820

BHFTII-243

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—1.3%
ABN AMRO Bank NV 4.810%, 04/03/23	5,000,000	$5,000,000
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	4,000,000	4,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (g)	5,000,000	5,000,000

		26,000,000

Mutual Funds—1.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (h)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (h)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (h)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (h)	15,000,000	15,000,000

		38,000,000

Total Securities Lending Reinvestments (Cost $228,455,821)		228,452,367

Total Investments—111.6% (Cost $1,684,679,796)		2,224,785,194
Other assets and liabilities (net)—(11.6)%		(230,680,759)

Net Assets—100.0%		$1,994,104,435

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $24,810,129, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $226,993,045 and the collateral received consisted of cash in the amount of $228,455,821 and non-cash collateral with a value of $32,289. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 1.2% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	2,147,070	$8,183,290	$4,358,552
Celonis S.E. - Series D	10/04/22	1,177	435,243	388,351
Epic Games, Inc.	06/18/20	7,488	4,310,738	5,171,587
GM Cruise Holdings LLC - Series F	05/07/19	196,100	3,578,825	3,986,713
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	209,569
Maplebear, Inc.	08/07/20	17,978	832,991	665,186
Maplebear, Inc. - Series A	11/18/20	2,525	154,056	93,425
Maplebear, Inc. - Series G	07/02/20	36,727	1,766,271	1,358,899
Maplebear, Inc. (Non-Voting Shares)	08/07/20	939	43,507	34,743
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,494,805
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	1,899,455
Sila Nano, Inc. - Series F	01/07/21	52,110	2,150,726	1,624,269
Stripe, Inc. - Class B	12/17/19	63,278	992,832	1,273,786
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	1,250,789

				$24,810,129

BHFTII-244

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$19,988,974	$—	$19,988,974
Air Freight & Logistics	10,692,647	—	—	10,692,647
Automobile Components	1,126,015	—	—	1,126,015
Automobiles	75,619,251	—	—	75,619,251
Beverages	11,204,370	—	—	11,204,370
Biotechnology	22,216,582	—	—	22,216,582
Broadline Retail	120,865,264	—	—	120,865,264
Capital Markets	7,254,630	—	—	7,254,630
Chemicals	14,894,713	—	—	14,894,713
Commercial Services & Supplies	5,853,365	—	—	5,853,365
Consumer Staples Distribution & Retail	—	—	699,929	699,929
Electronic Equipment, Instruments & Components	32,175,026	—	—	32,175,026
Entertainment	48,049,433	—	—	48,049,433
Financial Services	160,562,514	3,665,946	—	164,228,460
Ground Transportation	10,806,332	—	—	10,806,332
Health Care Equipment & Supplies	50,063,699	—	—	50,063,699
Health Care Providers & Services	131,169,153	—	—	131,169,153
Hotels, Restaurants & Leisure	77,336,598	—	—	77,336,598
Household Products	14,869,297	—	—	14,869,297
Insurance	15,779,649	—	—	15,779,649
Interactive Media & Services	169,676,135	—	—	169,676,135
IT Services	19,299,238	—	1,273,786	20,573,024
Leisure Products	4,375,834	—	—	4,375,834
Life Sciences Tools & Services	13,785,562	—	—	13,785,562
Media	10,101,193	—	—	10,101,193
Personal Care Products	12,419,612	—	—	12,419,612
Pharmaceuticals	48,680,158	—	—	48,680,158
Professional Services	12,611,127	—	—	12,611,127
Semiconductors & Semiconductor Equipment	197,927,557	—	—	197,927,557
Software	409,815,243	—	5,381,156	415,196,399
Specialty Retail	37,105,032	—	—	37,105,032

BHFTII-245

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$154,365,364	$—	$—	$154,365,364
Textiles, Apparel & Luxury Goods	5,962,519	—	—	5,962,519
Wireless Telecommunication Services	8,922,144	—	—	8,922,144
Total Common Stocks	1,915,585,256	23,654,920	7,354,871	1,946,595,047
Total Preferred Stocks*	—	29,730,653	—	29,730,653
Total Convertible Preferred Stocks*	—	—	17,455,258	17,455,258
Total Short-Term Investment*	2,551,869	—	—	2,551,869
Securities Lending Reinvestments
Certificates of Deposit	—	32,990,631	—	32,990,631
Commercial Paper	—	10,005,505	—	10,005,505
Master Demand Notes	—	4,000,411	—	4,000,411
Repurchase Agreements	—	117,455,820	—	117,455,820
Time Deposits	—	26,000,000	—	26,000,000
Mutual Funds	38,000,000	—	—	38,000,000
Total Securities Lending Reinvestments	38,000,000	190,452,367	—	228,452,367
Total Investments	$1,956,137,125	$243,837,940	$24,810,129	$2,224,785,194

Collateral for Securities Loaned (Liability)	$—	$(228,455,821)	$—	$(228,455,821)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2023	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2023
Common Stocks
Consumer Staples Distribution & Retail	$917,097	$—	$—	$(217,168)	699,929	$(217,168)
IT Services	1,171,276	—	—	102,510	1,273,786	102,510
Software	5,615,913	(251,752)	42,990	(25,995)	5,381,156	(25,995)
Convertible Preferred Stocks
Automobiles	9,356,576	—	—	—	9,356,576	—
Consumer Staples Distribution & Retail	3,802,392	—	—	(450,613)	3,351,779	(450,613)
Financial Services	4,358,552	—	—	—	4,358,552	—
Software	435,243	—	—	(46,892)	388,351	(46,892)

	$25,657,049	$(251,752)	$42,990	$(638,158)	$24,810,129	$(638,158)

BHFTII-246

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Consumer Staples Distribution & Retail	$699,929	Comparable Company Analysis	Enterprise Value/GMV	0.28x	0.33x	0.31x	Increase
			Enterprise Value/EBITDA	17.4x	27.9x	22.7x	Increase
			Discount for Lack of Marketability	$0.10	$0.10	$0.10	Decrease
IT Services	1,273,786	Market Transaction Method	Precedent Transaction	$20.13	$20.13	$20.13	Increase
Software	5,171,587	Market Transaction Method	Precedent Transactions	$640.00	$750.00	$690.65	Increase
	209,569	Market Transaction Method	Precedent Transaction (Split Adj.)	$19.20	$19.20	$19.20	Increase
Convertible Preferred Stocks
Automobiles	3,986,713	Discounted Projected Multiple	Enterprise Value/Sales	1.5x	15.3x	5.5x	Increase
			Discount Rate	25.00%	25.00%	25.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	2,494,805	Discounted Cash Flow	Discount Rate	25.00%	25.00%	25.00%	Decrease
	1,624,269	Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
			Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	1,250,789	Market Transaction Method	Precedent Transaction	$91.72	$91.72	$91.72	Increase
		Discounted Projected Multiple	Enterprise Value/Sales	2.2x	15.3x	6.5x	Increase
			Discount Rate	25.00%	25.00%	25.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Consumer Staples Distribution & Retail	1,452,324	Comparable Company Analysis	Enterprise Value/GMV	0.28x	0.33x	0.31x	Increase
			Enterprise Value/EBITDA	17.4x	27.9x	22.7x	Increase
			Discount for Lack of Marketability	$0.10	$0.10	$0.10	Decrease
	1,899,455	Market Transaction Method	Precedent Transaction	$64.42	$64.42	$64.42	Increase
		Comparable Company Analysis	Enterprise Value/Sales	2.3x	3.0x	2.7x	Increase
			Enterprise Value/GMV	0.5x	0.5x	0.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Financial Services	4,358,552	Comparable Company Analysis	Price/Earnings Multiple	7.4x	17.5x	12.5x	Increase
			Enterprise Value/Sales	3.4x	3.4x	3.4x	Increase
			Trailing Dividend Yield	4.90%	4.90%	4.90%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	388,351	Market Transaction Method	Precedent Transaction	$369.79	$369.79	$369.79	Increase
		Comparable Company Calibration	Enterprise Value/Sales Premium	48.0%	68.0%	58.0%	Increase
			Enterprise Value/Sales	9.8x	14.7x	12.3x	Decrease
			Enterprise Value/Gross Profit Premium	55.0%	68.0%	62.0%	Increase
			Enterprise Value/Gross Profit	13.3x	18.9x	16.1x	Increase

BHFTII-247

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	30,100	$1,690,717
Cadre Holdings, Inc. (b)	39,400	848,676
Curtiss-Wright Corp.	47,630	8,395,264
Hexcel Corp. (b)	61,552	4,200,924
Mercury Systems, Inc. (a) (b)	35,269	1,802,951
Moog, Inc. - Class A	25,158	2,534,669

		19,473,201

Air Freight & Logistics—0.4%
GXO Logistics, Inc. (a)	96,444	4,866,564

Automobile Components—0.6%
Dorman Products, Inc. (a) (b)	17,145	1,478,928
LCI Industries	6,984	767,332
Patrick Industries, Inc.	11,244	773,699
Visteon Corp. (a)	25,600	4,014,848

		7,034,807

Banks—0.4%
Bancorp, Inc. (The) (a)	96,387	2,684,378
First Bancorp	37,855	1,344,610
ServisFirst Bancshares, Inc. (b)	20,100	1,098,063

		5,127,051

Beverages—0.4%
Coca-Cola Consolidated, Inc.	8,006	4,283,850

Biotechnology—8.9%
ACADIA Pharmaceuticals, Inc. (a)	119,864	2,255,840
Agios Pharmaceuticals, Inc. (a) (b)	49,759	1,142,964
Akero Therapeutics, Inc. (a)	29,600	1,132,496
Alector, Inc. (a) (b)	49,782	308,151
Alkermes plc (a)	172,261	4,856,038
Allogene Therapeutics, Inc. (a) (b)	61,692	304,758
Amicus Therapeutics, Inc. (a)	166,951	1,851,487
Apellis Pharmaceuticals, Inc. (a) (b)	76,057	5,016,720
Avidity Biosciences, Inc. (a) (b)	55,928	858,495
Biohaven, Ltd. (a) (b)	46,551	635,887
Blueprint Medicines Corp. (a)	63,983	2,878,595
C4 Therapeutics, Inc. (a)	12,500	39,250
Catalyst Pharmaceuticals, Inc. (a)	127,100	2,107,318
Cerevel Therapeutics Holdings, Inc. (a) (b)	70,166	1,711,349
CRISPR Therapeutics AG (a) (b)	60,182	2,722,032
Cytokinetics, Inc. (a) (b)	65,057	2,289,356
Denali Therapeutics, Inc. (a)	69,287	1,596,372
Exelixis, Inc. (a)	226,699	4,400,228
Fate Therapeutics, Inc. (a)	57,610	328,377
FibroGen, Inc. (a)	71,800	1,339,788
Generation Bio Co. (a)	68,300	293,690
Halozyme Therapeutics, Inc. (a)	195,534	7,467,443
Horizon Therapeutics plc (a)	42,270	4,613,348
IGM Biosciences, Inc. (a) (b)	22,768	312,832
Insmed, Inc. (a)	185,839	3,168,555
Intellia Therapeutics, Inc. (a) (b)	55,887	2,082,909
Ionis Pharmaceuticals, Inc. (a)	119,030	4,254,132

Biotechnology—(Continued)
Iovance Biotherapeutics, Inc. (a)	82,344	503,122
IVERIC bio, Inc. (a)	95,749	2,329,573
Karuna Therapeutics, Inc. (a)	23,662	4,297,966
Kymera Therapeutics, Inc. (a) (b)	45,795	1,356,906
Madrigal Pharmaceuticals, Inc. (a)	5,674	1,374,583
Mirati Therapeutics, Inc. (a)	27,802	1,033,678
Monte Rosa Therapeutics, Inc. (a) (b)	9,800	76,342
Morphic Holding, Inc. (a) (b)	16,800	632,352
Natera, Inc. (a)	76,697	4,258,217
Neurocrine Biosciences, Inc. (a)	31,940	3,232,967
Nurix Therapeutics, Inc. (a) (b)	23,600	209,568
Prometheus Biosciences, Inc. (a)	14,092	1,512,353
Prothena Corp. plc (a) (b)	51,805	2,510,988
PTC Therapeutics, Inc. (a)	75,107	3,638,183
Relay Therapeutics, Inc. (a) (b)	46,400	764,208
Replimune Group, Inc. (a)	68,009	1,201,039
REVOLUTION Medicines, Inc. (a) (b)	63,356	1,372,291
Rhythm Pharmaceuticals, Inc. (a) (b)	12,900	230,136
Rocket Pharmaceuticals, Inc. (a) (b)	49,031	839,901
Sage Therapeutics, Inc. (a) (b)	41,892	1,757,788
Sarepta Therapeutics, Inc. (a)	22,755	3,136,322
Scholar Rock Holding Corp. (a) (b)	59,694	477,552
Seagen, Inc. (a)	16,811	3,403,723
Ultragenyx Pharmaceutical, Inc. (a)	49,735	1,994,374
Xencor, Inc. (a) (b)	78,262	2,182,727
Zentalis Pharmaceuticals, Inc. (a) (b)	24,973	429,536

		104,724,805

Building Products—1.9%
AAON, Inc.	39,471	3,816,451
Builders FirstSource, Inc. (a)	79,108	7,023,208
CSW Industrials, Inc.	27,931	3,880,454
Gibraltar Industries, Inc. (a)	18,223	883,816
UFP Industries, Inc.	86,445	6,869,784

		22,473,713

Capital Markets—1.9%
Blue Owl Capital, Inc. (b)	277,204	3,071,420
FactSet Research Systems, Inc.	11,405	4,734,102
LPL Financial Holdings, Inc.	32,333	6,544,199
MarketAxess Holdings, Inc.	15,071	5,897,132
Stonex Group, Inc. (a)	25,900	2,681,427

		22,928,280

Chemicals—2.2%
Axalta Coating Systems, Ltd. (a) (b)	153,093	4,637,187
Balchem Corp.	20,918	2,645,709
Element Solutions, Inc.	151,262	2,920,869
HB Fuller Co.	49,051	3,357,541
Ingevity Corp. (a)	34,475	2,465,652
Livent Corp. (a) (b)	162,261	3,524,309
Olin Corp.	39,072	2,168,496
Valvoline, Inc.	108,400	3,787,496

		25,507,259

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—2.4%
Casella Waste Systems, Inc. - Class A (a)	134,808	$11,143,229
Clean Harbors, Inc. (a)	61,124	8,713,838
MSA Safety, Inc.	18,006	2,403,801
Rentokil Initial plc (ADR) (b)	140,832	5,141,776
Ritchie Bros. Auctioneers, Inc.	16,574	932,951

		28,335,595

Communications Equipment—0.2%
Lumentum Holdings, Inc. (a)	53,272	2,877,221

Construction & Engineering—2.0%
Comfort Systems USA, Inc.	63,619	9,285,829
EMCOR Group, Inc.	54,018	8,782,787
WillScot Mobile Mini Holdings Corp. (a)	128,078	6,004,297

		24,072,913

Construction Materials—0.3%
Eagle Materials, Inc.	28,091	4,122,354

Consumer Staples Distribution & Retail—1.2%
BJ’s Wholesale Club Holdings, Inc. (a)	39,181	2,980,499
Casey’s General Stores, Inc.	12,887	2,789,520
Performance Food Group Co. (a)	139,595	8,423,162

		14,193,181

Containers & Packaging—1.1%
Graphic Packaging Holding Co.	392,898	10,014,970
Silgan Holdings, Inc.	51,000	2,737,170

		12,752,140

Distributors—0.4%
Pool Corp. (b)	13,546	4,638,692

Diversified Consumer Services—0.6%
Bright Horizons Family Solutions, Inc. (a)	5,963	459,091
Carriage Services, Inc.	31,561	963,242
Grand Canyon Education, Inc. (a)	50,789	5,784,867

		7,207,200

Diversified Telecommunication Services—0.8%
Cogent Communications Holdings, Inc.	15,130	964,084
Iridium Communications, Inc.	138,465	8,575,137

		9,539,221

Electrical Equipment—1.0%
Atkore, Inc. (a)	65,497	9,201,019
Shoals Technologies Group, Inc. - Class A (a)	115,600	2,634,524

		11,835,543

Electronic Equipment, Instruments & Components—3.2%
Advanced Energy Industries, Inc. (b)	44,766	4,387,068
Cognex Corp.	10,835	536,874
ePlus, Inc. (a)	14,434	707,843
Fabrinet (a)	60,902	7,232,722

Electronic Equipment, Instruments & Components—(Continued)
Littelfuse, Inc.	10,801	2,895,640
National Instruments Corp.	88,000	4,612,080
Novanta, Inc. (a)	53,877	8,571,292
Teledyne Technologies, Inc. (a)	12,733	5,696,235
Zebra Technologies Corp. - Class A (a)	9,507	3,023,226

		37,662,980

Energy Equipment & Services—1.6%
ChampionX Corp.	106,036	2,876,757
Nabors Industries, Ltd. (a)	15,800	1,926,178
TechnipFMC plc (a)	543,098	7,413,288
Transocean Ltd. (a) (b)	228,200	1,451,352
Weatherford International plc (a)	95,772	5,684,068

		19,351,643

Entertainment—1.1%
Endeavor Group Holdings, Inc. - Class A (a) (b)	214,000	5,121,020
World Wrestling Entertainment, Inc. - Class A (b)	79,933	7,294,686

		12,415,706

Financial Services—0.9%
Euronet Worldwide, Inc. (a) (b)	35,208	3,939,775
EVERTEC, Inc.	59,782	2,017,643
Shift4 Payments, Inc. - Class A (a)	63,099	4,782,904

		10,740,322

Food Products—1.5%
Darling Ingredients, Inc. (a) (b)	12,806	747,870
Hostess Brands, Inc. (a)	138,400	3,443,392
Post Holdings, Inc. (a)	84,940	7,633,558
Simply Good Foods Co. (The) (a) (b)	159,348	6,337,270

		18,162,090

Ground Transportation—1.7%
Landstar System, Inc. (b)	27,634	4,953,671
RXO, Inc. (a) (b)	57,579	1,130,851
Saia, Inc. (a) (b)	39,559	10,763,213
XPO, Inc. (a)	103,037	3,286,880

		20,134,615

Health Care Equipment & Supplies—5.5%
AtriCure, Inc. (a)	50,659	2,099,815
CONMED Corp. (b)	26,617	2,764,442
Embecta Corp. (b)	36,480	1,025,818
Globus Medical, Inc. - Class A (a)	104,596	5,924,317
Haemonetics Corp. (a)	56,219	4,652,122
ICU Medical, Inc. (a) (b)	17,791	2,934,803
Inari Medical, Inc. (a) (b)	38,205	2,358,777
Inspire Medical Systems, Inc. (a)	32,199	7,536,820
iRhythm Technologies, Inc. (a)	31,405	3,895,162
Lantheus Holdings, Inc. (a) (b)	95,163	7,856,657
Merit Medical Systems, Inc. (a)	91,427	6,761,027
Omnicell, Inc. (a) (b)	48,852	2,866,147
Penumbra, Inc. (a) (b)	15,216	4,240,547

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
PROCEPT BioRobotics Corp. (a) (b)	42,900	$1,218,360
Shockwave Medical, Inc. (a)	13,419	2,909,642
STERIS plc	24,445	4,675,840
Tandem Diabetes Care, Inc. (a) (b)	32,851	1,334,079

		65,054,375

Health Care Providers & Services—4.0%
Acadia Healthcare Co., Inc. (a)	24,400	1,762,900
Addus HomeCare Corp. (a)	44,308	4,730,322
Amedisys, Inc. (a)	22,985	1,690,547
AMN Healthcare Services, Inc. (a)	76,509	6,347,187
Chemed Corp.	3,770	2,027,318
Corvel Corp. (a)	28,805	5,481,015
Ensign Group, Inc. (The)	105,977	10,125,043
ModivCare, Inc. (a)	14,305	1,202,764
Molina Healthcare, Inc. (a)	26,276	7,028,567
NeoGenomics, Inc. (a)	33,273	579,283
Option Care Health, Inc. (a)	195,991	6,226,634

		47,201,580

Health Care Technology—0.3%
Evolent Health, Inc. - Class A (a)	100,384	3,257,461

Hotel & Resort REITs—0.1%
Ryman Hospitality Properties, Inc.	12,360	1,109,063

Hotels, Restaurants & Leisure—5.9%
Bloomin’ Brands, Inc.	107,805	2,765,198
Boyd Gaming Corp.	117,761	7,550,835
Choice Hotels International, Inc. (b)	61,390	7,194,294
Churchill Downs, Inc.	35,157	9,037,107
Domino’s Pizza, Inc.	7,679	2,533,072
Everi Holdings, Inc. (a)	153,100	2,625,665
Hilton Grand Vacations, Inc. (a)	88,048	3,911,973
Papa John’s International, Inc.	22,167	1,660,973
Planet Fitness, Inc. - Class A (a)	62,999	4,893,132
Red Rock Resorts, Inc. - Class A (b)	93,144	4,151,428
SeaWorld Entertainment, Inc. (a)	47,581	2,917,191
Texas Roadhouse, Inc. (b)	83,317	9,003,235
Travel and Leisure Co.	54,835	2,149,532
Vail Resorts, Inc.	12,509	2,923,103
Wendy’s Co. (The)	315,221	6,865,514

		70,182,252

Household Durables—1.6%
Cavco Industries, Inc. (a)	12,606	4,005,430
Helen of Troy, Ltd. (a) (b)	3,671	349,369
Skyline Champion Corp. (a)	54,378	4,090,857
Tempur Sealy International, Inc. (b)	134,581	5,314,604
TopBuild Corp. (a) (b)	22,077	4,595,107

		18,355,367

Independent Power and Renewable Electricity Producers—0.5%
Clearway Energy, Inc. - Class C	68,854	2,157,196
NextEra Energy Partners L.P. (b)	27,733	1,684,780

Independent Power and Renewable Electricity Producers—(Continued)
Ormat Technologies, Inc. (b)	21,873	1,854,174

		5,696,150

Industrial REITs—0.7%
First Industrial Realty Trust, Inc.	67,616	3,597,171
Rexford Industrial Realty, Inc.	51,025	3,043,641
Terreno Realty Corp.	33,929	2,191,814

		8,832,626

Insurance—1.8%
BRP Group, Inc. - Class A (a)	57,682	1,468,584
Palomar Holdings, Inc. (a)	59,274	3,271,925
Primerica, Inc.	31,585	5,440,200
Ryan Specialty Group Holdings, Inc. - Class A (a) (b)	128,387	5,166,293
Selective Insurance Group, Inc.	62,606	5,968,230

		21,315,232

Interactive Media & Services—0.2%
Ziff Davis, Inc. (a)	25,178	1,965,143

IT Services—0.5%
Gartner, Inc. (a)	7,478	2,436,108
Perficient, Inc. (a)	51,901	3,746,733

		6,182,841

Leisure Products—0.6%
Brunswick Corp.	12,711	1,042,302
Mattel, Inc. (a)	321,889	5,925,976

		6,968,278

Life Sciences Tools & Services—2.7%
10X Genomics, Inc. - Class A (a)	53,500	2,984,765
Adaptive Biotechnologies Corp. (a) (b)	65,759	580,652
Bruker Corp.	34,991	2,758,690
Charles River Laboratories International, Inc. (a)	22,263	4,493,119
Maravai LifeSciences Holdings, Inc. - Class A (a) (b)	118,125	1,654,931
Medpace Holdings, Inc. (a)	38,513	7,242,369
Olink Holding AB (ADR) (a) (b)	40,273	907,351
Repligen Corp. (a) (b)	31,553	5,312,263
West Pharmaceutical Services, Inc.	16,761	5,807,184

		31,741,324

Machinery—4.5%
Albany International Corp. - Class A (b)	33,826	3,022,691
Evoqua Water Technologies Corp. (a)	66,383	3,300,563
Federal Signal Corp.	81,458	4,415,838
Graco, Inc.	18,001	1,314,253
John Bean Technologies Corp.	45,868	5,012,914
Kadant, Inc.	31,460	6,560,039
Lincoln Electric Holdings, Inc. (b)	31,290	5,291,139
RBC Bearings, Inc. (a) (b)	30,387	7,071,966
SPX Technologies, Inc. (a)	73,114	5,160,386
Toro Co. (The)	50,310	5,592,460
Watts Water Technologies, Inc. - Class A	40,850	6,875,872

		53,618,121

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—0.8%
Nexstar Media Group, Inc. - Class A	46,103	$7,960,144
TechTarget, Inc. (a) (b)	13,305	480,577
Thryv Holdings, Inc. (a) (b)	48,957	1,128,948

		9,569,669

Metals & Mining—1.0%
Alpha Metallurgical Resources, Inc.	4,336	676,416
Arconic Corp. (a)	44,322	1,162,566
ATI, Inc. (a) (b)	79,300	3,129,178
Royal Gold, Inc.	51,834	6,723,388

		11,691,548

Oil, Gas & Consumable Fuels—2.4%
APA Corp.	42,809	1,543,692
Arch Resources, Inc.	2,394	314,715
Centrus Energy Corp. - Class A (a) (b)	21,700	698,740
Kosmos Energy, Ltd. (a) (b)	463,600	3,449,184
Magnolia Oil & Gas Corp. - Class A (b)	204,823	4,481,527
Matador Resources Co.	108,423	5,166,356
PBF Energy, Inc. - Class A	20,500	888,880
PDC Energy, Inc. (b)	29,132	1,869,692
Range Resources Corp. (b)	170,763	4,520,097
SM Energy Co.	113,473	3,195,400
Targa Resources Corp.	22,054	1,608,839
Texas Pacific Land Corp. (b)	295	501,801

		28,238,923

Paper & Forest Products—0.4%
Louisiana-Pacific Corp.	82,797	4,488,425

Personal Care Products—1.4%
BellRing Brands, Inc. (a)	131,159	4,459,406
Coty, Inc. - Class A (a)	366,740	4,422,884
Inter Parfums, Inc.	51,258	7,290,938

		16,173,228

Pharmaceuticals—1.6%
Amphastar Pharmaceuticals, Inc. (a) (b)	58,800	2,205,000
Arvinas, Inc. (a) (b)	41,891	1,144,462
Catalent, Inc. (a)	50,218	3,299,825
DICE Therapeutics, Inc. (a) (b)	33,171	950,349
Intra-Cellular Therapies, Inc. (a)	60,841	3,294,540
Pacira BioSciences, Inc. (a)	43,272	1,765,930
Pliant Therapeutics, Inc. (a)	11,805	314,013
Prestige Consumer Healthcare, Inc. (a)	41,135	2,576,285
Supernus Pharmaceuticals, Inc. (a)	58,947	2,135,650
Ventyx Biosciences, Inc. (a) (b)	23,300	780,550

		18,466,604

Professional Services—4.6%
ASGN, Inc. (a)	21,859	1,807,084
Booz Allen Hamilton Holding Corp.	67,294	6,237,481
Broadridge Financial Solutions, Inc.	20,250	2,968,042
CACI International, Inc. - Class A (a)	28,246	8,368,725
CBIZ, Inc. (a)	98,621	4,880,753

Professional Services—(Continued)
Concentrix Corp.	25,174	3,059,900
ExlService Holdings, Inc. (a) (b)	51,507	8,335,378
Exponent, Inc.	75,327	7,509,349
Insperity, Inc.	52,937	6,434,492
NV5 Global, Inc. (a) (b)	22,326	2,321,234
SS&C Technologies Holdings, Inc.	42,688	2,410,591

		54,333,029

Residential REITs—0.2%
Equity LifeStyle Properties, Inc.	34,172	2,293,966

Semiconductors & Semiconductor Equipment—5.6%
Axcelis Technologies, Inc. (a)	59,471	7,924,511
Cirrus Logic, Inc. (a)	40,455	4,424,968
Diodes, Inc. (a)	62,837	5,828,760
Entegris, Inc.	33,274	2,728,801
FormFactor, Inc. (a)	99,547	3,170,572
Kulicke & Soffa Industries, Inc. (b)	69,159	3,643,988
Lattice Semiconductor Corp. (a)	151,458	14,464,239
MaxLinear, Inc. (a) (b)	113,517	3,996,934
MKS Instruments, Inc. (b)	21,528	1,907,811
Monolithic Power Systems, Inc.	7,006	3,506,783
Onto Innovation, Inc. (a)	57,465	5,050,024
Power Integrations, Inc.	71,166	6,023,490
Synaptics, Inc. (a)	30,808	3,424,309

		66,095,190

Software—8.6%
A10 Networks, Inc. (b)	131,584	2,038,236
ACI Worldwide, Inc. (a)	82,669	2,230,410
Agilysys, Inc. (a)	31,300	2,582,563
Aspen Technology, Inc. (a)	12,004	2,747,355
Box, Inc. - Class A (a) (b)	174,887	4,685,223
Consensus Cloud Solutions, Inc. (a) (b)	13,666	465,874
Descartes Systems Group, Inc. (The) (a)	104,822	8,449,701
Digital Turbine, Inc. (a) (b)	62,545	773,056
DoubleVerify Holdings, Inc. (a)	38,240	1,152,936
Envestnet, Inc. (a) (b)	57,173	3,354,340
Fair Isaac Corp. (a)	11,429	8,031,044
Fortinet, Inc. (a)	45,580	3,029,247
Informatica, Inc. - Class A (a)	118,300	1,940,120
Manhattan Associates, Inc. (a)	77,343	11,976,563
NCR Corp. (a)	98,925	2,333,641
Paylocity Holding Corp. (a)	22,792	4,530,594
PowerSchool Holdings, Inc. - Class A (a) (b)	130,100	2,578,582
PTC, Inc. (a)	37,581	4,819,012
Qualys, Inc. (a) (b)	46,333	6,024,217
Rapid7, Inc. (a) (b)	51,549	2,366,614
Sapiens International Corp. NV	122,061	2,651,165
SPS Commerce, Inc. (a)	57,876	8,814,515
Tenable Holdings, Inc. (a)	81,829	3,887,696
Teradata Corp. (a) (b)	55,682	2,242,871
Tyler Technologies, Inc. (a)	11,382	4,036,512
Workiva, Inc. (a) (b)	37,548	3,845,291

		101,587,378

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialized REITs—0.2%
Life Storage, Inc.	21,740	$2,849,897

Specialty Retail—1.9%
Academy Sports & Outdoors, Inc. (b)	65,503	4,274,071
Asbury Automotive Group, Inc. (a) (b)	4,502	945,420
Burlington Stores, Inc. (a)	14,189	2,867,597
Dick’s Sporting Goods, Inc. (b)	36,352	5,157,985
Floor & Decor Holdings, Inc. - Class A (a) (b)	2,543	249,774
Murphy USA, Inc.	27,567	7,113,664
Penske Automotive Group, Inc. (b)	16,935	2,401,552

		23,010,063

Technology Hardware, Storage & Peripherals—0.6%
Pure Storage, Inc. - Class A (a)	269,312	6,870,149

Textiles, Apparel & Luxury Goods—1.5%
Capri Holdings, Ltd. (a)	80,829	3,798,963
Crocs, Inc. (a)	64,214	8,119,218
Deckers Outdoor Corp. (a)	13,024	5,854,939

		17,773,120

Trading Companies & Distributors—1.4%
Herc Holdings, Inc. (b)	32,475	3,698,902
McGrath RentCorp	35,854	3,345,537
SiteOne Landscape Supply, Inc. (a)	38,129	5,218,716
Watsco, Inc. (b)	12,591	4,005,953

		16,269,108

Total Common Stocks (Cost $979,319,911)		1,175,651,056

Short-Term Investments—0.7%

Mutual Funds—0.7%
T. Rowe Price Government Reserve Fund (c)	8,858,843	8,858,843

Total Short-Term Investments (Cost $8,858,843)		8,858,843

Securities Lending Reinvestments (d)—11.5%

Certificates of Deposit—1.4%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (e)	2,000,000	2,003,690
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (e)	2,000,000	2,002,790
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (e)	2,000,000	1,996,128
Mitsubishi UFJ Trust and Banking Corp. 4.990%, SOFR + 0.170%, 09/06/23 (e)	2,000,000	1,997,794
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (e)	2,000,000	1,998,772

Certificates of Deposit—(Continued)
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (e)	2,000,000	2,001,124
Sumitomo Mitsui Trust Bank, Ltd. 5.070%, 06/08/23	2,000,000	2,000,600
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (e)	1,000,000	999,298
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (e)	1,000,000	999,221

		15,999,417

Commercial Paper—0.4%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (e)	3,000,000	3,003,837
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (e)	2,000,000	2,000,000

		5,003,837

Repurchase Agreements—5.3%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $1,100,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $1,125,942.	1,100,000	1,100,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $690,279; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $706,273.	690,000	690,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $5,002,004; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $4,110,383; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $8,951,281; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $9,126,655.	8,947,701	8,947,701

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $14,005,623; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $14,342,715.	14,000,000	$14,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $5,604,499; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $5,737,086.	5,600,000	5,600,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $14,810,175; collateralized by various Common Stock with an aggregate market value of $16,451,228.	14,800,000	14,800,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $4,902,029; collateralized by various Common Stock with an aggregate market value of $5,448,204.	4,900,000	4,900,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $510,543.	500,000	500,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $2,803,827; collateralized by various Common Stock with an aggregate market value of $3,118,064.	2,800,000	2,800,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $600,245; collateralized by various Common Stock with an aggregate market value of $673,678.	600,000	600,000

		62,937,701

Time Deposits—0.8%
ABN AMRO Bank NV 4.810%, 04/03/23	1,000,000	1,000,000
Banco Santander S.A. (NY) 4.810%, 04/03/23	3,000,000	3,000,000
Barclays (NY) 4.830%, 04/03/23	1,000,000	1,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (e)	2,000,000	2,000,000

		9,000,000

Mutual Funds—3.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (f)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.6900 (f)	7,000,000	7,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (f)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (f)	3,200,000	3,200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (f)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (f)	15,000,000	15,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (f)	2,000,000	2,000,000

		42,200,000

Total Securities Lending Reinvestments (Cost $135,137,701)		135,140,955

Total Investments—111.6% (Cost $1,123,316,455)		1,319,650,854
Other assets and liabilities (net)—(11.6)%		(136,901,194)

Net Assets—100.0%		$1,182,749,660

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $134,058,063 and the collateral received consisted of cash in the amount of $135,137,701. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,175,651,056	$—	$—	$1,175,651,056
Total Short-Term Investments*	8,858,843	—	—	8,858,843
Securities Lending Reinvestments
Certificates of Deposit	—	15,999,417	—	15,999,417
Commercial Paper	—	5,003,837	—	5,003,837
Repurchase Agreements	—	62,937,701	—	62,937,701
Time Deposits	—	9,000,000	—	9,000,000
Mutual Funds	42,200,000	—	—	42,200,000
Total Securities Lending Reinvestments	42,200,000	92,940,955	—	135,140,955
Total Investments	$1,226,709,899	$92,940,955	$—	$1,319,650,854

Collateral for Securities Loaned (Liability)	$—	$(135,137,701)	$—	$(135,137,701)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-254

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Automobile Components—0.0%
Solid Power, Inc. (a) (b)	82,500	$248,325

Chemicals—9.2%
Corteva, Inc.	346,933	20,923,529
FMC Corp. (b)	69,846	8,530,292
Mosaic Co. (The) (b)	181,500	8,327,220
Nutrien, Ltd. (b)	232,423	17,164,439
OCI NV	435,257	14,775,181
Yara International ASA	92,000	4,005,491

		73,726,152

Electrical Equipment—2.9%
Array Technologies, Inc. (a) (b)	382,400	8,366,912
FREYR Battery S.A. (a) (b)	909,250	8,083,232
Soltec Power Holdings S.A. (a)	114,089	752,611
Stem, Inc. (a) (b)	1,137,032	6,446,971

		23,649,726

Energy Equipment & Services—8.9%
Baker Hughes Co. (b)	425,300	12,274,158
ChampionX Corp. (b)	318,000	8,627,340
Halliburton Co.	413,200	13,073,648
Liberty Oilfield Services, Inc. (b)	638,410	8,178,032
Schlumberger, Ltd.	283,500	13,919,850
TechnipFMC plc (a)	1,116,000	15,233,400

		71,306,428

Food Products—3.7%
Benson Hill, Inc. (a) (b)	473,300	544,295
Bunge, Ltd. (b)	236,300	22,571,376
Darling Ingredients, Inc. (a) (b)	110,800	6,470,720

		29,586,391

Ground Transportation—0.6%
Union Pacific Corp.	23,500	4,729,610

Independent Power and Renewable Electricity Producers—1.6%
Ormat Technologies, Inc. (b)	153,500	13,012,195

Machinery—1.5%
Chart Industries, Inc. (a) (b)	96,820	12,141,228

Marine Transportation—1.5%
Kirby Corp. (a) (b)	169,331	11,802,371

Metals & Mining—30.9%
5E Advanced Materials, Inc. (a) (b)	132,400	717,608
Agnico Eagle Mines, Ltd. (U.S. Listed Shares) (b)	248,333	12,657,533
Alamos Gold, Inc. - Class A	669,100	8,183,093
Allkem, Ltd. (a)	856,247	6,858,693
Anglo American plc	604,700	20,014,058
Barrick Gold Corp.	887,535	16,481,525
Ecograf, Ltd. (a)	1,378,049	161,355
Eldorado Gold Corp. (a)	488,400	5,059,824
Endeavour Mining plc (b)	426,900	10,287,927

Metals & Mining—(Continued)
Euro Manganese, Inc. (a)	1,997,307	294,363
First Quantum Minerals, Ltd. (b)	1,152,400	26,492,836
Franco-Nevada Corp.	91,400	13,326,120
Freeport-McMoRan, Inc.	525,400	21,494,114
Glencore plc	5,244,900	30,169,220
Jervois Global, Ltd. (a)	5,055,300	224,059
Kinross Gold Corp. (b)	2,084,500	9,817,995
MP Materials Corp. (a) (b)	311,285	8,775,124
Newmont Corp.	319,517	15,662,723
Nouveau Monde Graphite, Inc. (a)	170,133	872,782
Piedmont Lithium, Inc. (a) (b)	134,808	8,095,220
Sibanye Stillwater, Ltd. (ADR) (b)	1,150,800	9,574,656
Talon Metals Corp. (a)	3,689,300	982,722
Vale S.A. (ADR) (b)	1,399,700	22,087,266

		248,290,816

Mortgage Real Estate Investment Trusts—0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	128,039	3,661,915

Oil, Gas & Consumable Fuels—30.7%
Chesapeake Energy Corp. (b)	145,900	11,094,236
Chevron Corp.	51,200	8,353,792
ConocoPhillips	183,122	18,167,534
Devon Energy Corp. (b)	130,082	6,583,450
Diamondback Energy, Inc. (b)	90,506	12,233,696
Eni S.p.A.	1,155,700	16,188,808
EQT Corp. (b)	377,300	12,039,643
Equinor ASA (ADR) (b)	434,500	12,352,835
Excelerate Energy, Inc. - Class A	200,900	4,447,926
Hess Corp.	166,900	22,087,546
Kosmos Energy, Ltd. (a) (b)	1,159,000	8,622,960
Marathon Oil Corp.	353,000	8,457,880
Neste Oyj	108,700	5,361,370
PDC Energy, Inc. (b)	133,000	8,535,940
PetroChina Co., Ltd. - Class H	16,528,000	9,804,576
Pioneer Natural Resources Co.	35,387	7,227,441
Repsol S.A.	1,087,700	16,743,349
Saras S.p.A. (a) (b)	3,685,500	5,743,173
Shell plc (ADR)	299,100	17,210,214
Valero Energy Corp.	257,300	35,919,080

		247,175,449

Semiconductors & Semiconductor Equipment—4.9%
Enphase Energy, Inc. (a) (b)	59,900	12,595,772
SolarEdge Technologies, Inc. (a) (b)	88,700	26,960,365

		39,556,137

Specialty Retail—0.5%
EVgo, Inc. (a) (b)	530,200	4,130,258

Total Common Stocks (Cost $677,933,266)		783,017,001

BHFTII-255

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Warrants—0.1%

Security Description	Shares/ Principal Amount*	Value

Electrical Equipment—0.1%
FREYR Battery S.A. Expires 09/01/27 (a)	251,000	$717,860

Food Products—0.0%
Benson Hill, Inc. Expires 12/24/25 (a)	125,625	10,942

Total Warrants (Cost $381,941)		728,802

Short-Term Investment—4.2%

Mutual Funds—4.2%
Invesco STIC Prime Portfolio, Institutional Class 4.240% (c)	33,779,124	33,782,502

Total Short-Term Investments (Cost $33,779,294)		33,782,502

Securities Lending Reinvestments (d)—25.7%

Certificates of Deposit—4.5%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (e)	2,000,000	2,003,690
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (e)	2,000,000	2,002,790
BNP Paribas S.A.
5.020%, SOFR + 0.200%, 09/18/23 (e)	2,000,000	1,997,603
5.270%, SOFR + 0.450%, 10/10/23 (e)	3,000,000	3,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (e)	4,000,000	3,992,256
Mitsubishi UFJ Trust and Banking Corp. 4.990%, SOFR + 0.170%, 09/06/23 (e)	4,000,000	3,995,588
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (e)	2,000,000	1,998,650
5.030%, SOFR + 0.200%, 08/21/23 (e)	2,000,000	1,998,400
Rabobank (London) 5.360%, SOFR + 0.530%, 05/16/23 (e)	3,000,000	3,000,000
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (e)	3,000,000	3,001,686
Sumitomo Mitsui Trust Bank, Ltd. 5.070%, 06/08/23	2,000,000	2,000,600
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (e)	3,000,000	2,998,920
5.170%, SOFR + 0.340%, 10/31/23 (e)	2,000,000	1,998,596
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (e)	2,000,000	1,998,442

		35,987,221

Commercial Paper—1.0%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (e)	3,000,000	3,003,837
Skandinaviska Enskilda Banken AB 5.510%, SOFR + 0.680%, 05/03/23 (e)	1,000,000	1,000,410
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (e)	4,000,000	4,000,000

		8,004,247

Repurchase Agreements—8.5%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $5,024,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $5,137,979; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $24,190,400; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $24,664,343.	24,180,728	24,180,728
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $19,013,063; collateralized by various Common Stock with an aggregate market value of $21,119,820.	19,000,000	19,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $400,166; collateralized by various Common Stock with an aggregate market value of $444,751.	400,000	400,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $400,160; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $408,434.	400,000	400,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $4,506,150; collateralized by various Common Stock with an aggregate market value of $5,011,175.	4,500,000	4,500,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $10,004,083; collateralized by various Common Stock with an aggregate market value of $11,227,971.	10,000,000	10,000,000

		68,480,728

Time Deposits—4.0%
ABN AMRO Bank NV 4.810%, 04/03/23	4,000,000	4,000,000
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
DZ Bank AG (NY) 4.770%, 04/03/23	5,000,000	5,000,000

BHFTII-256

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—(Continued)
Mizuho Bank, Ltd. 4.820%, 04/03/23	4,000,000	$4,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (e)	4,500,000	4,500,000

		32,500,000

Mutual Funds—7.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (c)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (c)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (c)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (c)	5,000,000	5,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (c)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (c)	12,000,000	12,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (c)	5,000,000	5,000,000

		62,000,000

Total Securities Lending Reinvestments (Cost $206,980,728)		206,972,196

Total Investments—127.4% (Cost $919,075,229)		1,024,500,501
Other assets and liabilities (net)—(27.4)%		(220,307,931)

Net Assets—100.0%		$804,192,570

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $213,874,054 and the collateral received consisted of cash in the amount of $206,980,728 and non-cash collateral with a value of $9,477,821. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-257

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Components	$248,325	$—	$—	$248,325
Chemicals	54,945,480	18,780,672	—	73,726,152
Electrical Equipment	22,897,115	752,611	—	23,649,726
Energy Equipment & Services	71,306,428	—	—	71,306,428
Food Products	29,586,391	—	—	29,586,391
Ground Transportation	4,729,610	—	—	4,729,610
Independent Power and Renewable Electricity Producers	13,012,195	—	—	13,012,195
Machinery	12,141,228	—	—	12,141,228
Marine Transportation	11,802,371	—	—	11,802,371
Metals & Mining	190,569,068	57,721,748	—	248,290,816
Mortgage Real Estate Investment Trusts	3,661,915	—	—	3,661,915
Oil, Gas & Consumable Fuels	193,334,173	53,841,276	—	247,175,449
Semiconductors & Semiconductor Equipment	39,556,137	—	—	39,556,137
Specialty Retail	4,130,258	—	—	4,130,258
Total Common Stocks	651,920,694	131,096,307	—	783,017,001
Total Warrants*	728,802	—	—	728,802
Total Short-Term Investment*	33,782,502	—	—	33,782,502
Securities Lending Reinvestments
Certificates of Deposit	—	35,987,221	—	35,987,221
Commercial Paper	—	8,004,247	—	8,004,247
Repurchase Agreements	—	68,480,728	—	68,480,728
Time Deposits	—	32,500,000	—	32,500,000
Mutual Funds	62,000,000	—	—	62,000,000
Total Securities Lending Reinvestments	62,000,000	144,972,196	—	206,972,196
Total Investments	$748,431,998	$276,068,503	$—	$1,024,500,501

Collateral for Securities Loaned (Liability)	$—	$(206,980,728)	$—	$(206,980,728)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-258

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—48.5% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.2%
Boeing Co. (The)
3.250%, 02/01/35 (a)	1,740,000	$1,420,638
5.930%, 05/01/60 (a)	2,630,000	2,626,859
TransDigm, Inc.
6.250%, 03/15/26 (144A) (a)	5,950,000	5,955,415
6.750%, 08/15/28 (144A) (a)	5,070,000	5,120,700
8.000%, 12/15/25 (144A)	2,030,000	2,068,063
Triumph Group, Inc.
9.000%, 03/15/28 (144A) (a)	9,990,000	10,000,489

		27,192,164

Agriculture—0.4%
Altria Group, Inc.
2.450%, 02/04/32 (a)	530,000	417,205
4.800%, 02/14/29 (a)	115,000	114,084
5.950%, 02/14/49 (a)	829,000	784,111
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	7,510,000	7,484,466

		8,799,866

Airlines—2.1%
Air Canada
3.875%, 08/15/26 (144A) (a)	6,033,000	5,477,973
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	470,870	443,973
American Airlines Pass-Through Trust
4.950%, 02/15/25	2,661,615	2,563,176
American Airlines, Inc.
7.250%, 02/15/28 (144A)	3,420,000	3,325,950
11.750%, 07/15/25 (144A) (a)	3,580,000	3,916,663
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A) (a)	4,800,000	4,723,737
5.750%, 04/20/29 (144A) (a)	2,590,000	2,484,421
Delta Air Lines, Inc.
7.000%, 05/01/25 (144A) (a)	2,760,000	2,829,339
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.
5.750%, 01/20/26 (144A) (a)	10,378,000	9,852,406
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.
8.000%, 09/20/25 (144A) (a)	8,025,999	8,059,342
United Airlines Pass-Through Trust
4.875%, 01/15/26	542,625	524,580
United Airlines, Inc.
4.625%, 04/15/29 (144A) (a)	2,590,000	2,342,659

		46,544,219

Auto Manufacturers—1.7%
Ford Motor Co.
3.250%, 02/12/32 (a)	7,600,000	5,973,270
6.100%, 08/19/32 (a)	12,360,000	11,977,533
Ford Motor Credit Co. LLC
3.625%, 06/17/31 (a)	4,560,000	3,757,578
7.125%, 02/15/31 (144A)	3,190,000	3,235,840
General Motors Co.
6.600%, 04/01/36 (a)	5,134,000	5,285,484

Auto Manufacturers—(Continued)
Mclaren Finance plc
7.500%, 08/01/26 (144A)	3,610,000	2,969,225
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	5,440,000	4,981,283

		38,180,213

Auto Parts & Equipment—0.8%
Clarios Global L.P. / Clarios U.S. Finance Co.
8.500%, 05/15/27 (144A) (a)	4,030,000	4,045,112
Titan International, Inc.
7.000%, 04/30/28 (a)	11,220,000	10,109,557
ZF North America Capital, Inc.
4.750%, 04/29/25 (144A)	4,115,000	4,042,597

		18,197,266

Banks—4.0%
Banco Mercantil del Norte S.A.
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (a) (b)	2,150,000	1,902,750
Barclays plc
5.088%, 3M LIBOR + 3.054%, 06/20/30 (a) (b)	200,000	185,052
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (b)	3,650,000	3,348,095
8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	5,160,000	4,644,000
BBVA Bancomer S.A.
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (a) (b)	5,980,000	5,115,950
BNP Paribas S.A.
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (a) (b)	1,930,000	1,847,396
Comerica, Inc.
3.700%, 07/31/23	2,749,000	2,635,773
Credit Agricole S.A.
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (b)	1,750,000	1,709,785
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (b)	7,050,000	6,792,520
Credit Suisse AG
0.520%, 08/09/23	500,000	485,625
1.000%, 05/05/23	3,673,000	3,636,270
3.625%, 09/09/24	1,530,000	1,455,825
4.750%, 08/09/24	2,700,000	2,613,060
7.950%, 01/09/25	2,990,000	3,039,365
Credit Suisse Group AG
6.537%, SOFR + 3.920%, 08/12/33 (144A) (b)	890,000	914,475
Danske Bank A/S
6.466%, 1Y H15 + 2.100%, 01/09/26 (144A) (a) (b)	6,450,000	6,455,966
HSBC Holdings plc
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	351,343
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	586,192
Intesa Sanpaolo S.p.A.
5.710%, 01/15/26 (144A) (a)	16,030,000	15,188,211
Lloyds Banking Group plc
4.947%, 5Y EURIBOR Swap + 5.290%, 06/27/25 (EUR) (b)	5,450,000	5,312,084
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (b)	3,580,000	3,383,852
Natwest Group plc
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	5,972,792
UBS Group AG
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (b)	6,080,000	5,768,157

BHFTII-259

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UniCredit S.p.A.
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (a) (b)	4,960,000	$4,085,870
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a) (b)	1,750,000	1,614,548

		89,044,956

Biotechnology—0.2%
Cidron Aida Finco S.a.r.l.
6.250%, 04/01/28 (144A) (GBP)	4,110,000	4,303,749

Building Materials—0.4%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,644,000	2,303,953
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A) (a)	5,470,000	5,134,963
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/29 (144A) (a)	2,300,000	2,173,500

		9,612,416

Chemicals—0.1%
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	1,690,000	1,541,010

Commercial Services—2.7%
Adtalem Global Education, Inc.
5.500%, 03/01/28 (144A) (a)	2,601,000	2,467,699
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26 (144A) (a)	3,050,000	2,931,065
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	5,320,000	4,381,791
CoreCivic, Inc.
8.250%, 04/15/26	4,890,000	4,929,022
GEO Group, Inc. (The)
10.500%, 06/30/28	5,880,000	5,940,848
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
5.000%, 02/01/26 (144A) (a)	6,680,000	5,977,665
Metropolitan Museum of Art (The)
3.400%, 07/01/45 (a)	2,025,000	1,649,153
Paysafe Finance plc / Paysafe Holdings U.S. Corp.
4.000%, 06/15/29 (144A) (a)	3,300,000	2,565,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28 (144A) (a)	2,720,000	2,543,200
Rent-A-Center, Inc.
6.375%, 02/15/29 (144A)	4,291,000	3,602,946
Sabre GLBL, Inc.
11.250%, 12/15/27 (144A) (a)	6,400,000	5,963,776
StoneMor, Inc.
8.500%, 05/15/29 (144A)	5,000,000	3,843,750
United Rentals North America, Inc.
3.875%, 02/15/31 (a)	1,400,000	1,235,500
4.000%, 07/15/30 (a)	1,540,000	1,383,736
5.250%, 01/15/30 (a)	4,000,000	3,850,000
5.500%, 05/15/27 (a)	2,316,000	2,294,021
6.000%, 12/15/29 (144A)	1,800,000	1,824,786

Commercial Services—(Continued)
WW International, Inc.
4.500%, 04/15/29 (144A)	1,680,000	903,000
ZipRecruiter, Inc.
5.000%, 01/15/30 (144A) (a)	1,810,000	1,547,550

		59,835,258

Computers—0.3%
Crowdstrike Holdings, Inc.
3.000%, 02/15/29 (a)	2,405,000	2,098,906
NCR Corp.
5.125%, 04/15/29 (144A) (a)	3,900,000	3,374,489
Vericast Corp.
11.000%, 09/15/26 (144A) (a)	1,800,000	1,894,500
12.500%, 12/15/27 (144A) (a)	230,000	260,540

		7,628,435

Distribution/Wholesale—0.7%
American News Co. LLC
8.500%, 09/01/26 (144A) (a) (c)	10,994,041	12,478,236
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A) (a)	4,480,000	3,925,981

		16,404,217

Diversified Financial Services—2.8%
Accelerate360 Holdings LLC
8.000%, 03/01/28 (144A) †	10,418,100	11,069,231
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32	2,410,000	1,996,511
4.500%, 09/15/23	990,000	980,534
Aviation Capital Group LLC
5.500%, 12/15/24 (144A) (a)	3,560,000	3,514,242
Avolon Holdings Funding, Ltd.
4.250%, 04/15/26 (144A)	2,950,000	2,773,813
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	4,000,000	3,308,063
Burford Capital Global Finance LLC
6.875%, 04/15/30 (144A)	720,000	619,689
Coinbase Global, Inc.
3.625%, 10/01/31 (144A)	2,940,000	1,646,400
Global Aircraft Leasing Co., Ltd.
6.500%, 09/15/24 (144A) (a) (c)	10,331,208	9,322,262
Jane Street Group / JSG Finance, Inc.
4.500%, 11/15/29 (144A) (a)	1,530,000	1,369,350
LPL Holdings, Inc.
4.000%, 03/15/29 (144A) (a)	3,910,000	3,519,000
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	5,020,000	4,270,414
Navient Corp.
5.625%, 08/01/33 (a)	1,680,000	1,246,526
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	7,170,000	6,155,804
3.875%, 03/01/31 (144A)	405,000	335,802
StoneX Group, Inc.
8.625%, 06/15/25 (144A) (a)	6,213,000	6,244,319

BHFTII-260

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
VistaJet Malta Finance plc / XO Management Holding, Inc.
6.375%, 02/01/30 (144A) (a)	1,280,000	$1,140,782
7.875%, 05/01/27 (144A) (a)	3,260,000	3,152,224

		62,664,966

Electric—0.6%
FirstEnergy Corp.
4.150%, 07/15/27	1,640,000	1,562,100
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A)	733,996	722,986
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	435,999	440,359
Southern California Edison Co.
3.900%, 03/15/43	1,217,000	989,817
TransAlta Corp.
6.500%, 03/15/40 (a)	8,869,000	8,141,822
7.750%, 11/15/29 (a)	2,110,000	2,217,367

		14,074,451

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	775,525	746,636
Sunnova Energy Corp.
5.875%, 09/01/26 (144A)	1,730,000	1,466,175

		2,212,811

Engineering & Construction—0.2%
TopBuild Corp.
3.625%, 03/15/29 (144A) (a)	3,010,000	2,574,456
Tutor Perini Corp.
6.875%, 05/01/25 (144A)	3,863,000	2,723,415

		5,297,871

Entertainment—1.0%
Allen Media LLC / Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	6,590,000	3,608,025
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29 (144A)	2,390,000	1,651,335
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	4,120,000	3,678,231
Caesars Entertainment, Inc.
7.000%, 02/15/30 (144A) (a)	6,940,000	7,061,450
8.125%, 07/01/27 (144A) (a)	1,810,000	1,846,200
Mohegan Tribal Gaming Authority
13.250%, 12/15/27 (144A)	3,780,000	4,066,032

		21,911,273

Environmental Control—0.2%
GFL Environmental, Inc.
4.750%, 06/15/29 (144A) (a)	1,647,000	1,538,463
5.125%, 12/15/26 (144A) (a)	2,170,000	2,121,750

		3,660,213

Food—0.5%
Co-Operative Group, Ltd.
7.500%, 07/08/26 (GBP) (d)	2,410,000	2,738,109
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.625%, 08/15/26 (144A) (a)	6,425,000	5,998,405
Simmons Foods, Inc.
4.625%, 03/01/29 (144A)	4,160,000	3,380,541

		12,117,055

Food Service—0.1%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	1,580,000	1,333,869

Forest Products & Paper—0.2%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	5,000,000	4,091,336
5.750%, 07/14/26	1,200,000	1,200,972

		5,292,308

Healthcare-Products—0.3%
Medline Borrower L.P.
5.250%, 10/01/29 (144A)	6,700,000	5,813,004

Healthcare-Services—1.1%
Akumin Escrow, Inc.
7.500%, 08/01/28 (144A)	3,840,000	2,687,615
Akumin, Inc.
7.000%, 11/01/25 (144A) (a)	2,332,000	1,836,450
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A) (a)	3,970,000	2,930,932
6.125%, 04/01/30 (144A)	10,700,000	6,446,750
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24 (144A) (a)	700,000	691,724
HCA, Inc.
5.500%, 06/15/47	360,000	337,928
5.625%, 09/01/28 (a)	2,000,000	2,023,234
7.500%, 11/06/33	1,808,000	2,006,337
Legacy LifePoint Health LLC
6.750%, 04/15/25 (144A) (a)	4,070,000	3,862,267
RP Escrow Issuer LLC
5.250%, 12/15/25 (144A) (a)	2,500,000	1,893,750
U.S. Renal Care, Inc.
10.625%, 07/15/27 (144A)	3,931,000	1,028,651

		25,745,638

Home Builders—0.1%
MDC Holdings, Inc.
6.000%, 01/15/43 (a)	2,195,000	1,906,013

Insurance—1.1%
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625%, 8.375% PIK, 10/15/25 (144A) (c)	6,630,000	6,121,899
Liberty Mutual Insurance Co.
7.697%, 10/15/97 (144A) †	2,600,000	3,024,398

BHFTII-261

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A) †	6,285,000	$5,438,321
NMI Holdings, Inc.
7.375%, 06/01/25 (144A)	3,380,000	3,384,420
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (a) (b)	550,000	541,062
Saga plc
5.500%, 07/15/26 (GBP)	5,800,000	5,580,803
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A) †	216,000	242,023

		24,332,926

Internet—0.5%
Acuris Finance U.S., Inc. / Acuris Finance S.a.r.l.
5.000%, 05/01/28 (144A) (a)	2,900,000	2,276,500
Gen Digital, Inc.
7.125%, 09/30/30 (144A) (a)	5,110,000	5,084,450
Match Group Holdings II LLC
5.000%, 12/15/27 (144A)	1,560,000	1,477,710
Tencent Holdings, Ltd.
3.595%, 01/19/28 (144A) (a)	2,640,000	2,493,242

		11,331,902

Investment Companies—0.2%
The Vanguard Group, Inc.
3.050%, 08/28/50	7,460,000	4,877,489

Iron/Steel—0.2%
Vale Overseas, Ltd.
6.250%, 08/10/26 (a)	2,990,000	3,067,320
6.875%, 11/10/39 (a)	1,180,000	1,222,665

		4,289,985

Leisure Time—1.4%
Carnival Corp.
4.000%, 08/01/28 (144A) (a)	4,890,000	4,209,459
10.500%, 06/01/30 (144A)	210,000	201,600
Carnival plc
7.875%, 06/01/27	2,806,000	2,755,718
NCL Corp., Ltd.
3.625%, 12/15/24 (144A)	3,780,000	3,515,400
5.875%, 03/15/26 (144A) (a)	7,200,000	6,127,776
5.875%, 02/15/27 (144A) (a)	2,580,000	2,405,850
Royal Caribbean Cruises, Ltd.
9.250%, 01/15/29 (144A)	1,370,000	1,455,625
11.500%, 06/01/25 (144A) (a)	1,000,000	1,066,275
11.625%, 08/15/27 (144A) (a)	3,690,000	3,963,226
Viking Cruises, Ltd.
13.000%, 05/15/25 (144A)	520,000	549,250
Viking Ocean Cruises Ship VII, Ltd.
5.625%, 02/15/29 (144A)	1,460,000	1,253,154
VOC Escrow, Ltd.
5.000%, 02/15/28 (144A) (a)	3,420,000	3,035,250

		30,538,583

Lodging—1.6%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	4,445,000	4,044,950
Las Vegas Sands Corp.
3.200%, 08/08/24	4,240,000	4,102,363
3.500%, 08/18/26	280,000	261,293
Melco Resorts Finance, Ltd.
4.875%, 06/06/25 (144A)	740,000	695,970
5.375%, 12/04/29 (144A) (a)	7,230,000	5,892,450
Sands China, Ltd.
2.800%, 03/08/27	200,000	171,267
3.350%, 03/08/29 (a)	1,240,000	1,029,917
3.750%, 08/08/31 (a)	470,000	376,950
5.625%, 08/08/25 (a)	4,610,000	4,486,572
5.900%, 08/08/28 (a)	1,240,000	1,177,196
Wynn Macau, Ltd.
4.875%, 10/01/24 (144A)	13,640,000	13,230,800
5.500%, 01/15/26 (144A) (a)	890,000	825,475

		36,295,203

Machinery-Construction & Mining—0.3%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	6,750,000	5,955,896

Machinery-Diversified—0.1%
Chart Industries, Inc.
7.500%, 01/01/30 (144A) (a)	2,340,000	2,417,735

Media—2.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/32 (a)	4,940,000	4,040,031
5.000%, 02/01/28 (144A) (a)	2,990,000	2,758,275
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	470,000	317,556
4.200%, 03/15/28	790,000	747,697
5.375%, 04/01/38	1,580,000	1,377,393
CSC Holdings LLC
4.500%, 11/15/31 (144A) (a)	870,000	627,279
5.000%, 11/15/31 (144A)	620,000	313,959
5.750%, 01/15/30 (144A)	770,000	405,424
6.500%, 02/01/29 (144A) (a)	13,930,000	11,569,039
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	8,040,000	7,281,828
DISH DBS Corp.
5.750%, 12/01/28 (144A) (a)	4,330,000	3,231,262
5.875%, 11/15/24 (a)	9,320,000	8,310,271
Gannett Holdings LLC
6.000%, 11/01/26 (144A)	600,000	504,000
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A) (a)	2,930,000	2,314,700
Liberty Interactive LLC
8.500%, 07/15/29	2,180,000	545,000
McClatchy Co. LLC (The)
11.000%, 07/15/27 (144A) (c)	3,422,222	3,867,111

BHFTII-262

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Time Warner Cable LLC
5.875%, 11/15/40	1,942,000	$1,760,100

		49,970,925

Metal Fabricate/Hardware—0.4%
Advanced Drainage Systems, Inc.
6.375%, 06/15/30 (144A)	3,110,000	3,047,294
Park-Ohio Industries, Inc.
6.625%, 04/15/27	8,997,000	6,964,427

		10,011,721

Mining—1.9%
Anglo American Capital plc
4.000%, 09/11/27 (144A)	2,740,000	2,602,155
First Quantum Minerals, Ltd.
6.875%, 03/01/26 (144A) (a)	4,400,000	4,268,030
6.875%, 10/15/27 (144A) (a)	13,800,000	13,303,637
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,462,600
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	10,000,000	9,353,857
Glencore Finance Canada, Ltd.
5.550%, 10/25/42 (144A) (a)	1,000,000	958,440
Hudbay Minerals, Inc.
4.500%, 04/01/26 (144A) (a)	2,660,000	2,456,395
6.125%, 04/01/29 (144A) (a)	2,854,000	2,697,030
Midwest Vanadium Pty, Ltd.
13.250%, 02/15/18 (144A) † (e) (f) (g)	931,574	0
Northwest Acquisitions ULC / Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (f)	8,475,000	85
Teck Resources, Ltd.
6.000%, 08/15/40	1,774,000	1,792,679

		41,894,908

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 (a)	1,610,000	1,415,979

Oil & Gas—5.5%
Berry Petroleum Co. LLC
7.000%, 02/15/26 (144A) (a)	11,840,000	11,108,170
Chord Energy Corp.
6.375%, 06/01/26 (144A) (a)	6,890,000	6,824,338
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A) (a)	8,880,000	8,408,383
Continental Resources, Inc.
5.750%, 01/15/31 (144A) (a)	3,630,000	3,488,371
Devon Energy Corp.
5.250%, 10/15/27 (a)	584,000	584,129
8.250%, 08/01/23	5,720,000	5,744,342
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.750%, 01/30/28 (144A) (a)	3,770,000	3,741,725
EQT Corp.
7.000%, 02/01/30 (a)	3,480,000	3,642,446

Oil & Gas—(Continued)
Hilcorp Energy I L.P. / Hilcorp Finance Co.
6.250%, 04/15/32 (144A) (a)	3,440,000	3,182,000
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	267,548
6.375%, 10/24/48 (144A)	1,060,000	879,800
MEG Energy Corp.
5.875%, 02/01/29 (144A) (a)	870,000	838,014
7.125%, 02/01/27 (144A) (a)	5,290,000	5,396,297
Neptune Energy Bondco plc
6.625%, 05/15/25 (144A)	5,270,000	5,108,003
Northern Oil and Gas, Inc.
8.125%, 03/01/28 (144A) (a)	5,580,000	5,535,081
Occidental Petroleum Corp.
4.400%, 08/15/49	2,210,000	1,725,524
6.450%, 09/15/36 (a)	5,682,000	5,974,225
7.500%, 05/01/31	910,000	1,003,639
Petrobras Global Finance B.V.
5.750%, 02/01/29 (a)	1,000,000	965,000
6.850%, 06/05/15 (a)	6,170,000	5,418,603
Range Resources Corp.
4.750%, 02/15/30 (144A) (a)	3,060,000	2,789,282
8.250%, 01/15/29 (a)	7,430,000	7,830,588
ROCC Holdings LLC
9.250%, 08/15/26 (144A) (a)	3,190,000	3,361,076
Southwestern Energy Co.
4.750%, 02/01/32 (a)	7,230,000	6,384,017
8.375%, 09/15/28 (a)	6,362,000	6,688,657
Transocean, Inc.
8.750%, 02/15/30 (144A)	2,200,000	2,244,000
Viper Energy Partners L.P.
5.375%, 11/01/27 (144A) (a)	5,859,000	5,634,722
YPF S.A.
6.950%, 07/21/27 (144A)	3,360,000	2,495,976
8.500%, 07/28/25 (144A)	6,350,000	5,578,475

		122,842,431

Packaging & Containers—0.7%
ARD Finance S.A.
6.500%, 7.25% PIK, 06/30/27 (144A) (a) (c)	4,470,000	3,419,103
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
4.000%, 09/01/29 (144A) (a)	4,700,000	3,677,750
6.000%, 06/15/27 (144A) (a)	1,340,000	1,327,973
Canpack S.A. / Canpack U.S. LLC
3.875%, 11/15/29 (144A) (a)	1,396,000	1,130,187
Cascades, Inc./Cascades USA, Inc.
5.375%, 01/15/28 (144A) (a)	2,610,000	2,478,821
Pactiv LLC
8.375%, 04/15/27	3,416,000	3,372,822
Sealed Air Corp.
6.125%, 02/01/28 (144A) (a)	1,560,000	1,577,402

		16,984,058

BHFTII-263

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—1.6%
AdaptHealth LLC
4.625%, 08/01/29 (144A) (a)	3,650,000	$3,039,040
Bausch Health Americas, Inc.
9.250%, 04/01/26 (144A)	830,000	615,424
Bausch Health Cos., Inc.
5.000%, 01/30/28 (144A)	480,000	182,400
5.500%, 11/01/25 (144A) (a)	2,470,000	2,030,619
6.125%, 02/01/27 (144A)	2,470,000	1,598,584
7.000%, 01/15/28 (144A)	1,070,000	425,025
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/28 (144A) (a)	2,840,000	2,528,253
Option Care Health, Inc.
4.375%, 10/31/29 (144A) (a)	5,530,000	4,883,486
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	11,965,000	10,864,579
Teva Pharmaceutical Finance Netherlands III B.V.
4.750%, 05/09/27 (a)	3,410,000	3,182,988
8.125%, 09/15/31 (a)	5,640,000	5,920,313

		35,270,711

Pipelines—3.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/25 (144A) (a)	5,130,000	5,078,700
DCP Midstream Operating L.P.
6.750%, 09/15/37 (144A) (a)	3,480,000	3,774,861
El Paso Natural Gas Co. LLC
7.500%, 11/15/26	4,250,000	4,523,288
8.375%, 06/15/32	190,000	221,637
Energy Transfer L.P.
6.250%, 04/15/49 (a)	1,090,000	1,079,893
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	1,950,000	1,639,950
7.600%, 02/01/24	630,000	636,027
8.892%, 3M LIBOR + 4.028%, 04/17/23 (b)	2,030,000	1,805,473
Enterprise Products Operating LLC
5.375%, 3M LIBOR + 2.570%, 02/15/78 (a) (b)	13,090,000	10,507,212
EQM Midstream Partners L.P.
6.000%, 07/01/25 (144A) (a)	1,880,000	1,858,549
6.500%, 07/01/27 (144A) (a)	1,660,000	1,609,005
7.500%, 06/01/30 (144A) (a)	2,660,000	2,576,875
Genesis Energy LP / Genesis Energy Finance Corp.
8.875%, 04/15/30 (a)	3,480,000	3,523,500
Howard Midstream Energy Partners LLC
6.750%, 01/15/27 (144A)	3,590,000	3,385,226
Kinder Morgan, Inc.
7.800%, 08/01/31	67,000	76,738
Plains All American Pipeline L.P.
8.974%, 3M LIBOR + 4.110%, 05/01/23 (b)	6,088,000	5,389,275
Rockies Express Pipeline LLC
7.500%, 07/15/38 (144A)	2,480,000	2,277,012
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	29,118
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.500%, 10/15/26 (144A)	1,220,000	1,171,200

Pipelines—(Continued)
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A) (a)	3,230,000	2,886,748
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.875%, 02/01/31 (a)	5,120,000	4,790,706
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	4,010,000	3,368,400
6.250%, 01/15/30 (144A) (a)	6,270,000	6,317,025
Western Midstream Operating L.P.
5.300%, 03/01/48 (a)	4,900,000	4,151,819
5.450%, 04/01/44	11,710,000	10,211,354

		82,889,591

Real Estate—0.2%
Country Garden Holdings Co., Ltd.
8.000%, 01/27/24	1,110,000	960,927
Five Point Operating Co. L.P. / Five Point Capital Corp.
7.875%, 11/15/25 (144A) (a)	4,047,000	3,640,277

		4,601,204

Real Estate Investment Trusts—0.7%
Apollo Commercial Real Estate Finance, Inc.
4.625%, 06/15/29 (144A) (a)	3,330,000	2,342,139
Diversified Healthcare Trust
4.750%, 05/01/24 (a)	710,000	639,432
9.750%, 06/15/25	980,000	948,150
IIP Operating Partnership L.P.
5.500%, 05/25/26	3,110,000	2,673,595
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A) (a)	526,000	415,540
4.750%, 06/15/29 (144A) (a)	2,090,000	1,510,715
Service Properties Trust
5.500%, 12/15/27 (a)	1,275,000	1,141,125
7.500%, 09/15/25 (a)	5,550,000	5,476,448

		15,147,144

Retail—1.7%
Abercrombie & Fitch Management Co.
8.750%, 07/15/25 (144A)	5,195,000	5,235,124
Bath & Body Works, Inc.
5.250%, 02/01/28 (a)	5,000,000	4,775,000
6.625%, 10/01/30 (144A) (a)	1,850,000	1,803,528
Doman Building Materials Group, Ltd.
5.250%, 05/15/26 (144A) (CAD)	3,680,000	2,396,152
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	2,822,850
Foot Locker, Inc.
4.000%, 10/01/29 (144A)	3,380,000	2,819,765
Michaels Cos, Inc. (The)
5.250%, 05/01/28 (144A) (a)	2,660,000	2,216,964
7.875%, 05/01/29 (144A) (a)	5,110,000	3,577,000
QVC, Inc.
4.375%, 09/01/28	4,040,000	1,636,200

BHFTII-264

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Sally Holdings LLC / Sally Capital, Inc.
5.625%, 12/01/25 (a)	7,710,000	$7,590,533
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,430,000	2,123,213
Superior Plus L.P. / Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	2,071,453

		39,067,782

Semiconductors—0.0%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	135,000	102,305

Software—1.2%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	6,500,000	5,270,587
Black Knight InfoServ LLC
3.625%, 09/01/28 (144A) (a)	3,680,000	3,333,822
Central Parent, Inc, / CDK Global, Inc.
7.250%, 06/15/29 (144A) (a)	8,550,000	8,403,614
MSCI, Inc.
3.875%, 02/15/31 (144A) (a)	1,140,000	1,014,714
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A) (a)	2,500,000	2,144,648
Rackspace Technology Global, Inc.
3.500%, 02/15/28 (144A) (a)	4,980,000	2,589,899
Ziff Davis, Inc.
4.625%, 10/15/30 (144A) (a)	5,586,000	4,819,373

		27,576,657

Telecommunications—1.1%
Altice France Holding S.A.
10.500%, 05/15/27 (144A) (a)	10,320,000	7,894,800
British Telecommunications plc
9.625%, 12/15/30	3,875,000	4,831,282
CommScope, Inc.
6.000%, 03/01/26 (144A)	390,000	376,389
Millicom International Cellular S.A.
4.500%, 04/27/31 (144A)	3,930,000	3,156,379
6.250%, 03/25/29 (144A) (a)	1,395,000	1,288,464
Sprint Capital Corp.
8.750%, 03/15/32	2,069,000	2,519,008
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A) (a)	1,940,000	1,659,024
Vmed O2 UK Financing I plc
4.750%, 07/15/31 (144A) (a)	4,620,000	3,960,356

		25,685,702

Transportation—0.4%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A) (a)	1,760,000	1,302,447
XPO CNW, Inc.
6.700%, 05/01/34 (a)	7,991,000	7,232,929

Transportation—(Continued)
XPO Escrow Sub LLC
7.500%, 11/15/27 (144A) (a)	1,170,000	1,216,800

		9,752,176

Total Corporate Bonds & Notes (Cost $1,196,941,257)		1,092,566,254

Floating Rate Loans (h) —12.8%

Advertising—0.2%
Polyconcept Holding B.V.
Term Loan B, 10.307%, 1M TSFR + 5.500%, 05/18/29	5,343,150	5,256,324

Aerospace/Defense—0.5%
Vertex Aerospace Services Corp.
1st Lien Term Loan, 8.340%, 1M LIBOR + 3.500%, 12/06/28	5,204,757	5,185,239
WP CPP Holdings LLC
2nd Lien Incremental Term Loan, 12.580%, 3M LIBOR + 7.750%, 04/30/26	3,300,000	2,722,500
Term Loan, 8.580%, 3M LIBOR + 3.750%, 04/30/25	4,902,467	4,489,434

		12,397,173

Airlines—0.2%
United Airlines, Inc.
Term Loan B, 8.568%, 3M LIBOR + 3.750%, 04/21/28	4,720,983	4,702,298

Apparel—0.3%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 11/24/28	6,418,750	6,404,706

Auto Parts & Equipment—0.1%
First Brands Group LLC
2nd Lien Term Loan, 13.602%, 3M LIBOR + 8.500%, 03/30/28	1,950,000	1,741,999

Beverages—0.1%
City Brewing Co. LLC
Term Loan, 8.330%, 3M LIBOR + 3.500%, 04/05/28	3,018,478	1,277,821

Building Materials—0.1%
Quikrete Holdings, Inc.
Term Loan B1, 7.840%, 1M LIBOR + 3.000%, 03/18/29	2,358,619	2,335,622

Commercial Services—1.5%
Adtalem Global Education, Inc.
Term Loan B, 8.840%, 1M LIBOR + 4.000%, 08/12/28	2,418,127	2,419,423
Amentum Government Services Holdings LLC
Term Loan, 8.906%, 3M TSFR + 4.000%, 02/15/29	5,751,463	5,640,028
Term Loan B, 8.840%, 3M LIBOR + 4.000%, 01/29/27	4,590,273	4,504,206
Garda World Security Corp.
Term Loan B, 9.009%, 1M TSFR + 4.250%, 02/01/29	4,885,450	4,755,170
Lakeshore Intermediate LLC
Term Loan, 8.359%, 1M LIBOR + 3.500%, 09/29/28	3,712,772	3,657,081

BHFTII-265

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
PECF USS Intermediate Holding III Corp.
Term Loan B, 9.090%, 1M LIBOR + 4.250%, 12/15/28	5,253,500	$4,445,774
TruGreen L.P.
2nd Lien Term Loan, 13.325%, 3M LIBOR + 8.500%, 11/02/28	1,820,000	1,228,500
Verscend Holding Corp.
Term Loan B, 8.840%, 1M LIBOR + 4.000%, 08/27/25	1,877,001	1,877,705
VT Topco, Inc.
2nd Lien Term Loan, 11.590%, 1M LIBOR + 6.750%, 07/31/26	3,070,000	2,947,200
Delayed Draw Term Loan, 8.516%, 1M LIBOR + 3.750%, 08/01/25 (i)	105,990	104,831
Incremental Term Loan, 8.590%, 1M LIBOR + 3.750%, 08/01/25	3,606,240	3,566,795

		35,146,713

Computers—1.2%
Magenta Buyer LLC
USD 1st Lien Term Loan, 9.580%, 3M LIBOR + 4.750%, 07/27/28	7,495,125	6,183,478
USD 2nd Lien Term Loan, 13.080%, 3M LIBOR + 8.250%, 07/27/29	8,260,000	6,250,070
Redstone Holdco 2 L.P.
2nd Lien Term Loan, 12.565%, 3M LIBOR + 7.750%, 04/27/29	8,040,000	4,221,000
Term Loan, 9.568%, 3M LIBOR + 4.750%, 04/27/28	8,608,900	6,836,000
UST Holdings, Ltd.
Term Loan, 8.672%, 1M TSFR + 3.750%, 11/20/28	3,387,025	3,370,090

		26,860,638

Diversified Financial Services—1.2%
AqGen Island Holdings, Inc.
Term Loan, 8.375%, 3M LIBOR + 3.500%, 08/02/28	4,603,500	4,482,658
Citadel Securities L.P.
Term Loan B, 7.422%, 1M TSFR + 2.500%, 02/02/28	2,946,123	2,925,500
CTC Holdings L.P.
Term Loan B, 9.954%, 6M TSFR + 5.000%, 02/20/29	2,229,253	2,173,522
Deerfield Dakota Holding LLC
USD 2nd Lien Term Loan, 11.909%, 3M LIBOR + 6.750%, 04/07/28	2,060,000	1,906,788
Focus Financial Partners LLC
2022 Term Loan B5, 8.057%, 1M TSFR + 3.250%, 06/30/28	3,768	3,740
Term Loan B4, 7.307%, 1M TSFR + 2.500%, 06/30/28	5,003,275	4,933,584
Greystone Select Financial LLC
Term Loan B, 9.798%, 3M LIBOR + 5.000%, 06/16/28	3,400,166	3,196,156
Hudson River Trading LLC
Term Loan, 7.922%, 1M TSFR + 3.000%, 03/20/28	5,421,026	5,095,765
Jane Street Group LLC
Term Loan, 7.590%, 1M LIBOR + 2.750%, 01/26/28	3,208,517	3,163,598

		27,881,311

Engineering & Construction—0.4%
Brown Group Holding LLC
Term Loan B, 7.407%, 1M LIBOR + 2.500%, 06/07/28	4,958,362	4,919,935

Engineering & Construction—(Continued)
Tutor Perini Corp.
Term Loan B, 9.609%, 1M LIBOR + 4.750%, 08/18/27	3,695,250	$3,427,344

		8,347,279

Entertainment—0.6%
Allen Media LLC
Term Loan B, 10.548%, 3M LIBOR + 5.500%, 02/10/27	8,740,263	7,472,925
Caesars Entertainment Corp.
Term Loan B, 8.157%, 1M TSFR + 3.250%, 02/06/30	1,770,000	1,764,097
UFC Holdings LLC
Term Loan B, 7.570%, 3M LIBOR + 2.750%, 04/29/26	4,392,656	4,371,914

		13,608,936

Environmental Control—0.3%
Liberty Tire Recycling Holdco LLC
Term Loan, 9.340%, 1M LIBOR + 4.500%, 05/05/28	2,109,732	1,914,581
LRS Holdings LLC
Term Loan B, 9.090%, 1M LIBOR + 4.250%, 08/31/28	4,147,201	4,069,441

		5,984,022

Food—0.2%
8th Avenue Food & Provisions, Inc.
2nd Lien Term Loan, 12.590%, 1M LIBOR + 7.750%, 10/01/26	1,452,297	994,824
Froneri International, Ltd.
Term Loan, 5.067%, 6M EURIBOR + 2.125%, 01/29/27 (EUR)	2,780,000	2,872,455

		3,867,279

Healthcare-Products—0.2%
Sotera Health Holdings LLC
Incremental Term Loan B, 8.816%, 6M TSFR + 3.750%, 12/11/26	4,180,000	4,132,975

Healthcare-Services—1.2%
EyeCare Partners LLC
2nd Lien Term Loan, 11.590%, 1M LIBOR + 6.750%, 11/15/29	3,930,000	3,052,301
Incremental Term Loan, 8.590%, 1M LIBOR + 3.750%, 11/15/28	4,227,300	3,453,176
Term Loan, 8.590%, 1M LIBOR + 3.750%, 02/18/27	4,662,732	3,855,497
Global Medical Response, Inc.
Term Loan B, 9.236%, 3M LIBOR + 4.250%, 10/02/25	3,528,775	2,514,252
Knight Health Holdings LLC
Term Loan B, 10.090%, 1M LIBOR + 5.250%, 12/23/28	5,717,625	3,023,194
One Call Corp.
10.375%, 3M LIBOR + 5.500%, 04/22/27	6,150,450	4,633,337
Phoenix Guarantor, Inc.
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 03/05/26	2,077,436	2,027,449
U.S. Renal Care, Inc.
Term Loan B, 9.875%, 1M LIBOR + 5.000%, 06/26/26	6,319,282	4,297,112

		26,856,318

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Housewares—0.3%
Solis IV B.V.
USD Term Loan B1, 8.373%, 3M TSFR + 3.500%, 02/26/29	7,572,775	$6,847,682

Insurance—0.9%
Acrisure LLC
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 02/15/27	2,900,300	2,809,666
Asurion LLC
Second Lien Term Loan B4, 10.090%, 1M LIBOR + 5.250%, 01/20/29	8,950,000	7,432,975
Term Loan B9, 8.090%, 1M LIBOR + 3.250%, 07/31/27	3,220,516	2,962,875
Hyperion Refinance S.a.r.l. USD Term Loan B, 03/24/30 (j)	940,000	936,475
Sedgwick Claims Management Services, Inc.
Term Loan B, 8.557%, 3M TSFR + 3.750%, 02/17/28	5,453,145	5,396,339

		19,538,330

Investment Companies—0.2%
Cardinal Parent, Inc.
Term Loan B, 9.659%, 3M LIBOR + 4.500%, 11/12/27	4,295,397	3,825,588
Jump Financial LLC
Term Loan B, 9.660%, 3M TSFR + 4.500%, 08/07/28	2,221,805	2,049,615

		5,875,203

Leisure Time—0.7%
19th Holdings Golf LLC
Term Loan B, 7.798%, 6M TSFR + 3.000%, 02/07/29	6,044,275	5,636,287
ClubCorp Holdings, Inc.
Term Loan B, 7.590%, 1M LIBOR + 2.750%, 09/18/24	2,791,801	2,675,768
Equinox Holdings, Inc.
Term Loan B2, 14.159%, 3M LIBOR + 9.000%, 03/08/24	2,158,950	1,991,631
Hayward Industries, Inc.
2022 Term Loan, 8.157%, 1M TSFR + 3.250%, 05/30/28	2,089,500	2,039,003
NCL Corp., Ltd.
Term Loan A3, 7.248%, 3M TSFR+ 2.250%, 01/02/25	3,662,769	3,589,514

		15,932,203

Machinery-Diversified—0.2%
SPX Flow, Inc.
Term Loan, 9.407%, 1M TSFR + 4.500%, 04/05/29	4,709,977	4,515,690

Real Estate Investment Trusts—0.1%
Apollo Commercial Real Estate Finance, Inc.
Incremental Term Loan B1, 8.340%, 1M LIBOR + 3.500%, 03/11/28	2,107,736	1,823,192

Retail—0.8%
Empire Today LLC
Term Loan B, 9.709%, 1M LIBOR + 5.000%, 04/03/28	1,155,441	910,872
Great Outdoors Group LLC
Term Loan B1, 8.590%, 1M LIBOR + 3.750%, 03/06/28	3,914,845	3,872,435
Pacific Bells LLC
Term Loan B, 9.660%, 3M LIBOR + 4.500%, 11/10/28	3,229,546	3,100,365

Retail—(Continued)
Spencer Spirit IH LLC
Term Loan B, 10.845%, 1M LIBOR + 6.000%, 06/19/26	5,202,146	5,157,928
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan, 08/31/28 (i)	367,274	352,583
Term Loan, 9.453%, 3M LIBOR + 4.500%, 08/31/28	2,362,377	2,267,882
Topgolf Callaway Brands Corp.
Term Loan B, 8.260%, 3M TSFR + 3.500%, 03/15/30	3,440,000	3,424,234

		19,086,299

Software—1.0%
Athenahealth Group, Inc.
Delayed Draw Term Loan, 02/15/29 (i)	88,832	82,836
Term Loan B, 8.259%, SOFR + 3.500%, 02/15/29	723,099	674,290
Cloudera, Inc.
2nd Lien Term Loan, 10.907%, 1M LIBOR + 6.000%, 10/08/29	1,090,000	970,100
DCert Buyer, Inc.
2nd Lien Term Loan, 11.696%, 3M LIBOR + 7.000%, 02/19/29	8,990,000	8,378,680
Term Loan B, 8.696%, 3M TSFR + 4.000%, 10/16/26	4,270,397	4,196,733
MRI Software LLC
Term Loan B, 02/10/26 (j)	1,621,124	1,562,440
Term Loan, 02/10/26 (j)	934,699	897,335
Particle Investments S.a.r.l.
Term Loan, 10.413%, 3M LIBOR + 5.250%, 02/18/27	6,096	6,004
Planview Parent, Inc.
Term Loan, 9.159%, 3M LIBOR + 4.000%, 12/17/27	3,750,814	3,566,398
Rackspace Technology Global, Inc.
Term Loan B, 7.595%, 3M LIBOR + 2.750%, 02/15/28	1,725,556	931,800
Virgin Pulse, Inc.
Term Loan, 8.840%, 1M LIBOR + 4.000%, 04/06/28	2,056,365	1,701,642

		22,968,258

Telecommunications—0.2%
Global Tel*Link Corp.
1st Lien Term Loan, 9.076%, 3M LIBOR + 4.250%, 11/29/25	4,129,274	3,635,698

Transportation—0.1%
Worldwide Express Operations LLC
1st Lien Term Loan, 9.160%, 3M LIBOR + 4.000%, 07/26/28	2,720,014	2,627,365

Total Floating Rate Loans (Cost $321,409,231)		289,651,334

Asset-Backed Securities—10.2%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	6,459,912

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust
5.585%, 1M LIBOR + 0.740%, 01/25/34 (b)	8,770	8,169

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
WaMu Asset-Backed Certificates Trust
5.015%, 1M LIBOR + 0.170%, 07/25/47 (b)	6,878,355	$4,854,223

		4,862,392

Asset-Backed-Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust
5.522%, 10/15/37 (b)	366,377	333,173
6.616%, 04/15/37 (b)	376,801	347,494
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	1,184,534	1,016,398

		1,697,065

Asset-Backed - Other—8.9%
AB BSL CLO 4, Ltd.
1.000%, 3M LIBOR + 2.000%, 04/20/36 (144A) (b)	1,200,000	1,200,000
American Money Management Corp. CLO, Ltd.
10.602%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,300,000	5,973,496
Apidos CLO XXII
11.558%, 3M LIBOR + 6.750%, 04/20/31 (144A) (b)	5,490,000	4,995,197
Applebee’s Funding LLC / IHOP Funding LLC
4.194%, 06/05/49 (144A)	2,970,000	2,902,257
7.823%, 03/05/53 (144A)	2,150,000	2,150,000
Bain Capital Credit CLO, Ltd.
6.573%, 3M LIBOR + 1.830%, 04/16/36 (144A) (b)	5,520,000	5,498,798
Barings CLO, Ltd.
10.488%, 3M LIBOR + 5.680%, 01/20/32 (144A) (b)	5,740,000	4,954,383
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	1,107,248	585,834
Benefit Street Partners CLO IV, Ltd.
8.408%, 3M LIBOR + 3.600%, 01/20/32 (144A) (b)	3,120,000	2,847,714
Canyon Capital CLO, Ltd.
11.202%, 3M LIBOR + 6.410%, 04/15/34 (144A) (b)	750,000	650,020
Carlyle Global Market Strategies CLO, Ltd.
5.914%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,007,081	8,891,277
Carlyle U.S. CLO, Ltd.
8.508%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	8,500,000	7,255,838
CarVal CLO VII-C, Ltd.
6.884%, 3M LIBOR + 2.200%, 01/20/35 (144A) (b)	5,900,000	5,876,123
Cathedral Lake VI, Ltd.
12.028%, 3M LIBOR + 7.210%, 04/25/34 (144A) (b)	2,650,000	2,167,790
Catskill Park CLO, Ltd.
10.808%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	6,330,899
Cook Park CLO, Ltd.
10.192%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	595,429
CVP CLO, Ltd.
7.458%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,000,000	3,530,756
CWHEQ Revolving Home Equity Loan Resecuritization Trust
4.984%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	19,093	19,048
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	2,789,213	2,514,734
Dryden 43 Senior Loan Fund
11.208%, 3M LIBOR + 6.400%, 04/20/34 (144A) (b)	2,790,000	2,327,962
Dryden 75 CLO, Ltd.
11.392%, 3M LIBOR + 6.600%, 04/15/34 (144A) (b)	7,200,000	6,246,986

Asset-Backed - Other—(Continued)
FNA VI LLC
1.350%, 01/10/32 (144A)	882,619	803,354
Fortress Credit BSL XII, Ltd.
11.922%, 3M LIBOR + 7.130%, 10/15/34 (144A) (b)	2,250,000	1,950,203
Golub Capital Partners CLO 53B, Ltd.
11.508%, 3M LIBOR + 6.700%, 07/20/34 (144A) (b)	3,640,000	3,232,950
Golub Capital Partners CLO 66B, Ltd.
1.000%, 3M LIBOR + 1.950%, 04/25/36 (144A) (b)	1,210,000	1,208,488
Greenwood Park CLO, Ltd.
9.742%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	5,943,763
Greywolf CLO IV, Ltd.
8.542%, 3M LIBOR + 3.910%, 04/17/34 (144A) (b)	4,090,000	3,666,926
Halsey Point CLO I, Ltd.
13.008%, 3M LIBOR + 8.200%, 01/20/33 (144A) (b)	2,770,000	2,259,777
LCM XXII, Ltd.
10.308%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	3,850,000	2,933,958
Long Beach Mortgage Loan Trust
5.298%, 1M LIBOR + 0.520%, 01/21/31 (b)	4,299	4,216
Marathon CLO 14, Ltd.
8.108%, 3M LIBOR + 3.300%, 01/20/33 (144A) (b)	2,950,000	2,722,316
Midocean Credit CLO VII
8.672%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,454,848
Neuberger Berman Loan Advisers CLO 44, Ltd.
10.792%, 3M LIBOR + 6.000%, 10/16/34 (144A) (b)	3,560,000	3,161,565
Oaktree CLO, Ltd.
8.615%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	4,583,276
Ocean Trails CLO X
12.362%, 3M LIBOR + 7.570%, 10/15/34 (144A) (b)	5,290,000	4,675,392
Ocean Trails CLO XIV, Ltd.
6.780%, 3M LIBOR + 2.000%, 01/20/35 (144A) (b)	5,190,000	5,173,511
Palmer Square Loan Funding, Ltd.
9.405%, 3M SOFR + 5.400%, 04/15/31 (144A) (b)	5,270,000	5,119,220
Peace Park CLO, Ltd.
10.808%, 3M LIBOR + 6.000%, 10/20/34 (144A) (b)	2,250,000	2,065,253
Rad CLO 15, Ltd.
5.898%, 3M LIBOR + 1.090%, 01/20/34 (144A) (b)	5,960,000	5,846,402
RR 18, Ltd.
11.042%, 3M LIBOR + 6.250%, 10/15/34 (144A) (b)	7,070,000	6,381,849
Saranac CLO III, Ltd.
8.197%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,501	3,983,369
Sculptor CLO XXVI, Ltd.
12.058%, 3M LIBOR + 7.250%, 07/20/34 (144A) (b)	4,370,000	3,803,578
Structured Asset Securities Corp. Mortgage Loan Trust
5.065%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,544,535	60,517
Sycamore Tree CLO, Ltd.
7.011%, 3M LIBOR + 2.330%, 04/20/35 (144A) (b)	5,830,000	5,833,854
Symphony CLO XIX, Ltd.
5.752%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,250,000	2,218,396
9.992%, 3M LIBOR + 5.200%, 04/16/31 (144A) (b)	1,890,000	1,548,301
Symphony CLO, Ltd.
6.546%, 3M LIBOR + 2.300%, 10/20/34 (144A) † (b)	5,060,000	5,055,208
TCI-Symphony CLO, Ltd.
7.915%, 3M LIBOR + 3.100%, 10/13/32 (144A) (b)	1,720,000	1,556,846
11.565%, 3M LIBOR + 6.750%, 10/13/32 (144A) (b)	7,640,000	6,260,468

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Thrust Engine Leasing Trust
4.163%, 07/15/40 (144A)	1,479,643	$1,192,740
TSTAT, Ltd.
9.313%, 3M LIBOR + 4.800%, 01/20/31 (144A) (b)	3,550,000	3,593,633
Venture XVII CLO, Ltd.
10.532%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	3,003,536
Voya CLO, Ltd.
10.812%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,100,000	2,612,531
11.758%, 3M LIBOR + 6.950%, 04/20/34 (144A) (b)	2,360,000	2,104,969
Whitebox CLO IV, Ltd.
6.930%, 3M LIBOR + 2.150%, 04/20/36 (144A) (b)	6,220,000	6,200,569
Whitehorse XII, Ltd.
8.442%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	5,643,459
Z Capital Credit Partners CLO, Ltd.
8.992%, 3M LIBOR + 4.200%, 07/15/33 (144A) (b)	4,290,000	3,841,120

		201,214,902

Asset-Backed - Student Loan—0.7%
Educational Funding Co. LLC
5.168%, 3M LIBOR + 0.350%, 04/25/33 (144A) (b)	3,136,480	2,161,594
National Collegiate Student Loan Trust
5.135%, 1M LIBOR + 0.290%, 01/25/33 (b)	2,437,503	2,223,022
Navient Private Education Refi Loan Trust
2.500%, 09/16/69 (144A)	4,470,000	3,497,160
SMB Private Education Loan Trust
1.590%, 01/15/53 (144A)	3,623,428	3,177,237
3.860%, 01/15/53 (144A)	6,240,000	5,714,904

		16,773,917

Total Asset-Backed Securities (Cost $254,261,024)		231,008,188

Mortgage-Backed Securities—8.2%

Collateralized Mortgage Obligations—5.6%
Alternative Loan Trust
4.053%, 08/25/37 (b)	1,877,787	927,638
5.750%, 01/25/37	1,383,128	754,358
6.000%, 01/25/37	1,199,750	827,805
6.280%, -2.2 x 1M LIBOR + 16.940%, 06/25/35 (b)	760,563	638,643
9.219%, -4x 1M LIBOR + 28.600%, 07/25/36 (b)	1,470,590	1,439,647
9.928%, -6 x 1M LIBOR + 39.000%, 08/25/37 (b)	600,054	745,761
Angel Oak Mortgage Trust
4.160%, 01/25/67 (144A) (b)	4,003,673	3,514,589
Banc of America Funding Corp.
3.706%, 02/27/37 (144A) (b)	16,715,873	14,414,428
Banc of America Funding Trust
3.809%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	21,315,153	16,739,742
4.734%, 03/27/36 (144A) (b)	4,303,032	3,593,627
7.558%, 01/27/30 (144A) (b)	22,404,631	7,737,081
Banc of America Mortgage Trust
4.013%, 09/25/35 (b)	24,150	20,293
BCAP LLC Trust
3.620%, 05/26/47 (144A) (b)	2,918,593	2,607,987

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Asset-Backed Securities Trust
15.255%, -4.33 x 1M LIBOR + 36.250%, 07/25/36 (b)	180,122	183,910
BRAVO Residential Funding Trust
3.125%, 01/29/70 (144A) (d)	5,754,779	5,141,383
Citigroup Mortgage Loan Trust, Inc.
6.170%, 09/25/62 (144A) (d)	4,621,622	4,594,932
Countrywide Home Loan Reperforming Loan REMIC Trust
1.618%, 03/25/35 (144A) † (b) (k)	2,065,467	111,199
CSMC Mortgage-Backed Trust
3.876%, -5.5 x 1M LIBOR + 30.525%, 02/25/36 (b)	503,268	506,839
CSMC Trust
1.796%, 12/27/60 (144A) (b)	1,900,479	1,758,020
2.000%, 10/25/60 (144A) (b)	1,091,276	962,648
3.937%, 09/27/60 (144A)	5,360,000	5,106,704
Flagstar Mortgage Trust
3.500%, 04/25/48 (144A) (b)	73,695	71,642
GreenPoint Mortgage Funding Trust
5.285%, 1M LIBOR + 0.440%, 06/25/45 (b)	568,757	514,607
GSMPS Mortgage Loan Trust
5.245%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	768,467	626,119
HarborView Mortgage Loan Trust
5.845%, 1M LIBOR + 2.000%, 10/25/37 (b)	597,231	530,188
IndyMac INDX Mortgage Loan Trust
5.565%, 1M LIBOR + 0.720%, 01/25/35 (b)	494,326	365,068
JPMorgan Mortgage Trust
6.500%, 01/25/36	63,074	34,499
Legacy Mortgage Asset Trust
3.250%, 06/25/60 (144A) (d)	2,103,877	2,101,561
3.844%, 10/25/66 (144A) (d)	2,770,000	2,452,487
Lehman XS Trust
5.245%, 1M LIBOR + 0.400%, 08/25/46 (b)	819,234	720,387
MASTR Seasoned Securitization Trust
4.470%, 10/25/32 (b)	43,111	41,707
Merrill Lynch Mortgage Investors Trust
3.066%, 05/25/34 (b)	27,375	23,806
4.181%, 08/25/33 (b)	184,520	163,988
Morgan Stanley Mortgage Loan Trust
5.165%, 1M LIBOR + 0.320%, 01/25/35 (b)	242,186	208,682
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (b)	2,860,000	2,334,384
3.500%, 12/25/58 (144A) (b)	2,869,983	2,664,258
3.750%, 11/25/58 (144A) (b)	3,636,244	3,380,984
4.250%, 09/25/56 (144A) (b)	5,484,551	5,149,320
NovaStar Mortgage Funding Trust
0.506%, 1M LIBOR + 0.380%, 09/25/46 (b)	215,978	204,042
Prime Mortgage Trust
5.500%, 05/25/35 (144A)	45,447	45,165
PRKCM Trust
7.304%, 02/25/58 (144A) (d)	5,870,000	5,880,483
RBSGC Mortgage Loan Trust
5.295%, 1M LIBOR + 0.450%, 01/25/37 (b)	345,737	115,017
Residential Accredit Loans, Inc. Trust
4.372%, 11/25/37 (b)	1,858,062	1,515,887
Residential Asset Securitization Trust
5.750%, 02/25/36	751,992	698,139

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	2,908,081	$2,855,990
4.250%, 05/25/60 (144A) (b)	4,710,000	4,042,058
Sequoia Mortgage Trust
3.722%, 07/25/45 (144A) (b)	4,411	4,140
5.802%, 6M LIBOR + 0.680%, 06/20/33 (b)	38,111	35,453
Structured Adjustable Rate Mortgage Loan Trust
3.635%, 09/25/35 (b)	301,786	214,349
5.018%, 01/25/35 (b)	110,926	103,709
6.162%, 1M LIBOR + 1.500%, 09/25/37 (b)	1,975,262	1,777,563
Structured Asset Mortgage Investments Trust
5.265%, 1M LIBOR + 0.420%, 05/25/46 (b)	100,742	66,148
5.405%, 1M LIBOR + 0.560%, 02/25/36 (b)	1,320,596	1,071,606
Towd Point Mortgage Trust
3.505%, 06/25/57 (144A) (b)	2,900,000	2,253,533
7.095%, 1M LIBOR + 2.250%, 05/25/58 (144A) (b)	1,220,000	1,162,837
Verus Securitization Trust
4.910%, 06/25/67 (144A) (d)	3,258,757	3,116,640
WaMu Mortgage Pass-Through Certificates Trust
1.835%, 1M LIBOR + 6.680%, 04/25/37 (b) (k)	6,813,768	1,177,546
3.189%, 09/25/36 (b)	241,676	209,462
3.936%, 12M MTA + 0.798%, 03/25/47 (b)	797,446	669,899
4.169%, 08/25/33 (b)	439,640	412,423
5.385%, 1M LIBOR + 0.540%, 12/25/45 (b)	167,148	152,708
5.805%, 1M LIBOR + 0.960%, 12/25/45 (b)	5,417,460	3,379,282

		124,875,000

Commercial Mortgage-Backed Securities—2.6%
BAMLL Re-REMIC Trust
5.596%, 08/10/45 (144A) (b)	5,635,040	1,382,614
BFLD Trust
8.884%, 1M LIBOR + 4.200%, 10/15/35 (144A) (b)	2,960,000	1,193,973
BX Commercial Mortgage Trust
3.549%, 03/11/44 (144A) (b)	9,066,697	6,876,875
CFK Trust
3.458%, 03/15/39 (144A) (b)	4,800,000	3,779,322
Credit Suisse Commercial Mortgage Trust
12.034%, 1M LIBOR + 7.350%, 07/15/32 (144A) (b)	6,285,000	5,473,561
Credit Suisse Mortgage Capital Certificates
7.334%, 1M LIBOR + 2.650%, 05/15/36 (144A) (b)	10,593,644	10,298,962
Credit Suisse Mortgage Capital LLC
4.373%, 09/15/37 (144A)	6,620,000	3,671,461
Credit Suisse Mortgage Trust
3.160%, 12/15/41 (144A)	7,420,000	6,148,248
GS Mortgage Securities Corp. Trust
6.685%, 1M LIBOR + 2.000%, 05/15/26 (144A) (b)	1,540,000	1,314,483
7.185%, 1M LIBOR + 2.500%, 05/15/26 (144A) (b)	1,540,000	1,283,223
JPMorgan Chase Commercial Mortgage Securities Trust
6.201%, 02/15/51 (b)	88,158	78,108
8.950%, 1M LIBOR + 4.265%, 11/15/38 (144A) (b)	3,760,000	3,496,382
MHC Trust
6.634%, 1M LIBOR + 1.950%, 05/15/38 (144A) (b)	5,620,000	5,211,161
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (144A) (b)	21,565	5,262
5.450%, 08/12/48 (b)	188,471	45,986

Commercial Mortgage-Backed Securities—(Continued)
ML-CFC Commercial Mortgage Trust
6.193%, 09/12/49 (b)	40,046	39,145
6.222%, 09/12/49 (b)	55,677	54,418
Multifamily Trust
2.543%, 04/25/46 (144A) (b)	2,383,652	2,383,652
SMR Mortgage Trust
10.827%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	2,830,679	2,590,100
Soho Trust
2.697%, 08/10/38 (144A) (b)	3,330,000	2,148,701
Waikiki Beach Hotel Trust
6.714%, 1M LIBOR + 2.030%, 12/15/33 (144A) (b)	1,860,000	1,760,427
Waterfall Commercial Mortgage Trust
4.104%, 09/14/22 (144A) † (b)	236,477	232,594

		59,468,658

Total Mortgage-Backed Securities (Cost $205,414,443)		184,343,658

U.S. Treasury & Government Agencies—7.8%

Agency Sponsored Mortgage - Backed—7.8%
Connecticut Avenue Securities Trust (CMO)
6.945%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	363,730	364,838
7.660%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	6,140,000	5,787,129
8.245%, 1M LIBOR + 3.400%, 10/25/39 (144A) (b)	11,030,000	10,844,245
8.945%, 1M LIBOR + 4.100%, 07/25/39 (144A) (b)	1,615,998	1,632,565
9.195%, 1M LIBOR + 4.350%, 04/25/31 (144A) (b)	5,000,000	5,180,813
Fannie Mae 15 Yr. Pool
2.000%, 07/01/36	4,263,968	3,846,882
Fannie Mae 20 Yr. Pool
2.000%, 08/01/41	4,350,879	3,761,023
2.500%, 07/01/41	2,464,907	2,198,783
Fannie Mae 30 Yr. Pool
2.000%, 08/01/51	2,636,887	2,210,240
2.000%, 10/01/51	13,100,000	10,893,274
2.500%, 04/01/51	8,130,583	7,023,154
2.500%, 09/01/51	351,544	307,828
2.500%, 10/01/51	1,572,918	1,370,745
2.500%, 03/01/52	5,203,934	4,512,824
3.000%, 06/01/51	15,222,747	13,691,586
3.500%, 08/01/45	17,221,544	16,270,081
4.000%, 03/01/52	4,370,167	4,184,189
4.500%, 04/01/48	1,110,121	1,106,486
4.500%, 04/01/49	44,483	44,296
4.500%, 10/01/49	24,457	24,365
4.500%, 08/01/58	77,989	76,792
7.000%, 05/01/26	273	274
7.000%, 07/01/30	174	175
7.000%, 07/01/31	873	886
7.000%, 09/01/31	747	753
7.000%, 10/01/31	845	846
7.000%, 11/01/31	13,129	13,284
7.000%, 01/01/32	4,202	4,218
7.500%, 01/01/30	186	195
7.500%, 02/01/30	206	205

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.500%, 06/01/30	26	$26
7.500%, 08/01/30	52	52
7.500%, 09/01/30	260	268
7.500%, 10/01/30	6	6
7.500%, 11/01/30	6,839	6,873
7.500%, 02/01/31	518	516
8.000%, 08/01/27	66	66
8.000%, 07/01/30	186	198
8.000%, 09/01/30	281	283
Fannie Mae Connecticut Avenue Securities (CMO)
8.395%, 1M LIBOR + 3.550%, 07/25/30 (b)	6,050,000	6,233,241
9.095%, 1M LIBOR + 4.250%, 01/25/31 (b)	3,230,000	3,401,444
Fannie Mae REMICS (CMO)
4.500%, 06/25/29	31,059	30,579
5.195%, 1M LIBOR + 0.350%, 05/25/34 (b)	36,409	36,018
Freddie Mac 20 Yr. Pool 3.000%, 06/01/35	2,661,032	2,500,691
Freddie Mac 30 Yr. Gold Pool 7.000%, 03/01/39	36,287	38,951
Freddie Mac 30 Yr. Pool
2.000%, 09/01/51	10,490,520	8,706,995
4.000%, 07/01/49	6,036,320	5,871,568
4.500%, 02/01/47	1,683,060	1,675,504
Freddie Mac STACR REMIC Trust (CMO)
7.145%, 1M LIBOR + 2.300%, 01/25/50 (144A) (b)	2,210,000	2,136,509
7.560%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	7,894,962
7.610%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	4,361,826
8.545%, 1M LIBOR + 3.700%, 12/25/30 (144A) (b)	4,580,000	4,708,599
9.295%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	9,213,897
9.945%, 1M LIBOR + 5.100%, 06/25/50 (144A) (b)	4,492,006	4,761,941
FREMF Mortgage Trust 10.926%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	3,160,352	3,139,638
Ginnie Mae I 30 Yr. Pool
5.500%, 01/15/34	17,202	17,725
5.500%, 04/15/34	4,898	5,079
5.500%, 07/15/34	27,440	28,388
5.500%, 10/15/34	28,665	29,318
5.750%, 10/15/38	23,410	24,028
6.000%, 02/15/33	623	653
6.000%, 03/15/33	1,941	2,010
6.000%, 06/15/33	1,210	1,253
6.000%, 07/15/33	2,703	2,771
6.000%, 09/15/33	1,031	1,050
6.000%, 10/15/33	1,048	1,069
6.500%, 03/15/29	396	407
6.500%, 02/15/32	267	276
6.500%, 03/15/32	242	250
6.500%, 11/15/32	521	538
Ginnie Mae II 30 Yr. Pool
2.000%, 07/20/51	2,547,782	2,172,247
2.500%, 03/20/51	2,854,907	2,513,219
2.500%, 05/20/51	318,874	275,870
3.500%, 12/20/50	2,750,956	2,601,338

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 11/20/50	1,083,027	1,066,724
4.500%, 12/20/50	183,606	182,947
5.500%, 03/20/34	2,761	2,867
6.000%, 05/20/32	3,611	3,775
6.000%, 11/20/33	4,419	4,637
Government National Mortgage Association
Zero Coupon, 04/16/52 (b) (k)	1,984,421	20
0.079%, 03/16/47 (b) (k)	1,612,525	2,373
0.595%, 07/16/58 (b) (k)	1,029,926	28,889
Government National Mortgage Association (CMO) 3.000%, 04/20/41	22,302	22,051
Multifamily Connecticut Avenue Securities Trust (CMO)
8.095%, 1M LIBOR + 3.250%, 10/25/49 (144A) (b)	2,676,066	2,453,980
8.595%, 1M LIBOR + 3.750%, 03/25/50 (144A) (b)	3,930,000	3,641,360

Total U.S. Treasury & Government Agencies (Cost $187,632,175)		175,160,737

Foreign Government—3.1%

Municipal—0.1%
Ciudad Autonoma De Buenos Aires 7.500%, 06/01/27	3,520,000	3,144,659

Regional Government—0.6%
Provincia de Buenos Aires 5.250%, 09/01/37 (144A) (d)	24,455,990	8,573,414
Provincia de Cordoba 6.990%, 06/01/27 (144A) (d)	5,515,415	4,055,624

		12,629,038

Sovereign—2.4%
Angolan Government International Bond 8.750%, 04/14/32 (144A)	1,520,000	1,282,500
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	2,570,000	2,419,945
Brazilian Government International Bond 6.000%, 04/07/26	2,970,000	3,074,650
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/26 (EUR)	3,430,000	3,430,431
Dominican Republic International Bonds
4.875%, 09/23/32 (a)	4,020,000	3,408,491
5.500%, 02/22/29 (144A)	2,100,000	1,975,214
Gabon Government International Bond 7.000%, 11/24/31 (144A)	2,600,000	1,980,420
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	9,599,000,000	635,687
7.000%, 05/15/27 (IDR)	223,092,000,000	15,178,796
8.375%, 09/15/26 (IDR)	66,608,000,000	4,714,467
Ivory Coast Government International Bond 4.875%, 01/30/32 (144A) (EUR)	1,630,000	1,343,302
Jordan Government International Bond 7.750%, 01/15/28 (144A)	5,480,000	5,556,446
Mexico Government International Bond 4.125%, 01/21/26	4,280,000	4,211,105

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Panama Government International Bond 4.500%, 04/01/56	2,700,000	$2,004,769
Peruvian Government International Bond 2.783%, 01/23/31 (a)	2,530,000	2,159,400

		53,375,623

Total Foreign Government (Cost $80,418,545)		69,149,320

Convertible Preferred Stocks—0.8%

Banks—0.3%
Wells Fargo & Co., Series L 7.500%, (a)	4,965	5,840,081

Pipelines—0.5%
MPLX L.P. 9.539% (d) (e) (g)	329,615	11,712,357

Total Convertible Preferred Stocks (Cost $16,310,779)		17,552,438

Convertible Bonds—0.4%

Entertainment—0.2%
DraftKings, Inc.
Zero Coupon, 03/15/28	6,160,000	4,262,720

Media—0.1%
Dish Network Corp.
Zero Coupon, 12/15/25	5,330,000	2,814,240
3.375%, 08/15/26	1,350,000	695,250

		3,509,490

Real Estate Investment Trusts—0.1%
Apollo Commercial Real Estate Finance, Inc.
5.375%, 10/15/23	2,120,000	2,053,750

Total Convertible Bonds (Cost $11,996,914)		9,825,960

		1,281,275

Common Stocks—0.1%

Automobile Components—0.0%
Lear Corp.	399	55,656

Chemicals—0.0%
LyondellBasell Industries NV - Class A	23	2,138

Media—0.0%
Cengage Learning, Inc. (l)	10,995	118,196

Oil, Gas & Consumable Fuels—0.1%
Ascent CNR Corp. - Class A (l)	1,399,556	27,991
Berry Corp. (a)	170,615	1,339,328

		1,367,319

Total Common Stocks (Cost $2,222,896)		1,543,309

Municipals—0.0%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $290,237)	293,166	293,392

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (e) (g) (l)	500,000	0
Sino-Forest Corp. (e) (g) (l)	1,246,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investment—4.1%

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $92,816,599; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $94,656,434.	92,800,359	92,800,359

Total Short-Term Investments (Cost $92,800,359)		92,800,359

Securities Lending Reinvestments (m)—18.5%

Certificates of Deposit—4.1%
Bank of Montreal
5.230%, SOFR + 0.410%, 04/04/23 (b)	4,000,000	4,000,068
5.610%, SOFR + 0.790%, 11/08/23 (b)	2,000,000	2,003,690
Bank of Nova Scotia
5.500%, SOFR + 0.680%, 08/16/23 (b)	2,000,000	2,002,790
BNP Paribas S.A.
5.020%, SOFR + 0.200%, 09/18/23 (b)	2,000,000	1,997,603
5.070%, SOFR + 0.250%, 09/08/23 (b)	5,000,000	5,000,000
5.270%, SOFR + 0.450%, 10/10/23 (b)	6,000,000	6,000,000
Credit Industriel et Commercial
5.020%, SOFR + 0.200%, 12/01/23 (b)	7,000,000	6,986,448
Mitsubishi UFJ Trust and Banking Corp.
4.990%, SOFR + 0.170%, 09/06/23 (b)	6,000,000	5,993,382
MUFG Bank Ltd. (NY)
5.010%, SOFR + 0.180%, 08/28/23 (b)	2,000,000	1,998,650
5.030%, SOFR + 0.200%, 08/21/23 (b)	2,000,000	1,998,400
5.050%, SOFR + 0.220%, 08/14/23 (b)	3,000,000	2,998,158
5.230%, SOFR + 0.400%, 04/13/23 (b)	2,000,000	2,000,090

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis S.A.
5.270%, SOFR + 0.450%, 06/21/23 (b)	2,000,000	$2,000,764
Rabobank (London)
5.360%, SOFR + 0.530%, 05/16/23 (b)	4,000,000	4,000,000
Royal Bank of Canada
5.390%, FEDEFF PRV + 0.560%, 04/10/23 (b)	2,000,000	2,000,156
Standard Chartered Bank (NY)
5.580%, SOFR + 0.740%, 05/02/23 (b)	4,000,000	4,002,248
State Street Bank and Trust Co.
5.510%, SOFR + 0.680%, 07/14/23 (b)	2,000,000	2,002,132
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.750%, 04/21/23 (b)	7,000,000	7,001,939
Sumitomo Mitsui Trust Bank, Ltd.
5.070%, 06/08/23	5,000,000	5,001,500
Svenska Handelsbanken AB
5.060%, SOFR + 0.230%, 08/08/23 (b)	5,000,000	4,998,200
5.120%, SOFR + 0.290%, 07/18/23 (b)	5,000,000	4,999,990
5.170%, SOFR + 0.340%, 10/31/23 (b)	5,000,000	4,996,490
5.430%, SOFR + 0.600%, 04/12/23 (b)	3,000,000	3,000,372
Toronto-Dominion Bank (The)
5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (b)	5,000,000	4,996,105

		91,979,175

Commercial Paper—0.8%
ING U.S. Funding LLC
5.550%, SOFR + 0.720%, 08/04/23 (b)	4,000,000	4,005,116
LA Banque Postale S.A.
5.020%, SOFR + 0.190%, 09/13/23 (b)	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
5.100%, SOFR + 0.270%, 08/25/23 (b)	2,000,000	1,999,110
5.510%, SOFR + 0.680%, 05/03/23 (b)	2,000,000	2,000,820
UBS AG
5.110%, SOFR + 0.280%, 11/27/23 (b)	5,000,000	5,000,000

		18,005,046

Master Demand Notes—0.1%
Bank of America N.A.
5.400%, SOFR + 0.580%, 05/15/23 (b)	3,000,000	3,000,308

Repurchase Agreements—7.8%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $3,014,933; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $10,275,958; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $10,200,001.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $25,209,494; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $25,703,403.	25,199,415	25,199,415
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,896,564; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,990,348.	3,895,000	3,895,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $20,316,308; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $20,796,936.	20,300,000	20,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $43,730,044; collateralized by various Common Stock with an aggregate market value of $48,575,585.	43,700,000	43,700,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $3,901,615; collateralized by various Common Stock with an aggregate market value of $4,336,326.	3,900,000	3,900,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $15,073,500; collateralized by various Common Stock with an aggregate market value of $16,669,000.	15,000,000	15,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $1,200,479; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $1,225,303.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $3,201,309; collateralized by various Common Stock with an aggregate market value of $3,563,502.	3,200,000	3,200,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $30,672,755; collateralized by various Common Stock with an aggregate market value of $34,131,667.	30,650,000	30,650,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $10,004,108; collateralized by various Common Stock with an aggregate market value of $11,116,238.	10,000,000	10,000,000

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,613,985.	5,000,000	$5,000,000

		175,044,415

Time Deposits—2.9%
ABN AMRO Bank NV
4.810%, 04/03/23	10,000,000	10,000,000
Banco Santander S.A. (NY)
4.810%, 04/03/23	8,000,000	8,000,000
Barclays (NY)
4.830%, 04/03/23	10,000,000	10,000,000
DNB Bank ASA (NY)
4.760%, 04/03/23	20,000,000	20,000,000
Mizuho Bank, Ltd.
4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada
4.870%, OBFR + 0.050%, 04/06/23 (b)	15,000,000	15,000,000

		65,000,000

Mutual Funds—2.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (n)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (n)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (n)	23,790,000	23,790,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (n)	5,000,000	5,000,000

STIT-Government & Agency Portfolio, Institutional Class 4.730% (n)	10,000,000	10,000,000

		58,790,000

Discount Notes—0.2%
Federal Home Loan Banks
4.720%, 04/21/23 (o)	5,000,000	4,988,334

Total Securities Lending Reinvestments (Cost $416,822,615)		416,807,278

Total Purchased Options—0.1% (p) (Cost $4,187,936)		2,439,776
Total Investments—114.7% (Cost $2,790,708,411)		2,583,142,003
Unfunded Loan Commitments—(0.0)% (Cost $(457,741))		(457,741)
Net Investments—114.7% (Cost $2,790,250,670)		2,582,684,262
Other assets and liabilities (net)—(14.7)%		(331,529,873)

Net Assets—100.0%		$2,251,154,389

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $25,173,059, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $428,832,789 and the collateral received consisted of cash in the amount of $416,810,815 and non-cash collateral with a value of $26,678,650. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.5% of net assets.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	This loan will settle after March 31, 2023, at which time the interest rate will be determined.
(k)	Interest only security.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(o)	The rate shown represents current yield to maturity.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $1,192,042,244, which is 53.0% of net assets.

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Accelerate360 Holdings LLC, 8.000%, 03/01/28	03/02/22	$10,418,100	$10,685,845	$11,069,231
Countrywide Home Loan Reperforming Loan REMIC Trust, 1.618%, 03/25/35	01/08/15	2,065,467	300,784	111,199
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11-05/30/12	2,600,000	2,522,528	3,024,398
Massachusetts Mutual Life Insurance Co., 4.900%, 04/01/77	03/20/17-03/21/17	6,285,000	6,262,825	5,438,321
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/04/11	931,574	960,686	0
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	8,571,525	85
Symphony CLO, Ltd., 6.546%, 10/20/34	11/17/22	5,060,000	5,042,290	5,055,208
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39	05/19/16	216,000	280,623	242,023
Waterfall Commercial Mortgage Trust, 4.104%, 09/14/22	09/08/15-11/18/16	236,477	235,410	232,594

				$25,173,059

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,660,000	JPMC	04/18/23	USD	6,440,071	$20,397
AUD	4,040,000	MSCS	04/18/23	USD	2,796,160	(94,266)
AUD	5,500,000	MSCS	04/18/23	USD	3,824,797	(146,477)
AUD	7,830,000	MSCS	04/18/23	USD	5,483,297	(246,707)
AUD	9,690,000	MSCS	04/18/23	USD	6,785,843	(305,312)
AUD	48,395,404	MSCS	04/18/23	USD	33,744,324	(1,378,181)
BRL	26,643,206	JPMC	04/18/23	USD	4,974,645	270,415
CAD	35,696,675	JPMC	04/18/23	USD	26,728,071	(309,862)
CNY	26,070,000	JPMC	04/18/23	USD	3,752,429	45,799
EUR	3,230,000	BNP	04/18/23	USD	3,478,928	26,726
EUR	4,530,000	BNP	04/18/23	USD	4,858,505	58,094
EUR	6,888,000	BNP	04/18/23	USD	7,387,573	88,263
EUR	7,510,000	BNP	04/18/23	USD	8,012,797	138,121
EUR	30,000	BOA	04/18/23	USD	32,223	337
EUR	8,030,000	BOA	04/18/23	USD	8,625,184	90,112
GBP	5,832,750	GSBU	04/14/23	USD	6,900,143	296,622
GBP	9,019,000	BNP	04/18/23	USD	10,960,159	168,905
GBP	4,960,000	GSBU	04/18/23	USD	5,907,072	213,358
GBP	3,760,000	MSCS	04/18/23	USD	4,510,946	128,735
GBP	4,350,000	MSCS	04/18/23	USD	5,164,329	203,387
GBP	4,740,000	MSCS	04/18/23	USD	5,667,180	181,779
GBP	4,990,000	GSBU	04/18/23	USD	5,907,672	249,777
IDR	19,249,920,000	JPMC	04/18/23	USD	1,267,276	16,010
IDR	172,381,170,000	JPMC	04/18/23	USD	11,152,304	339,399
JPY	1,191,000,000	GSBU	04/18/23	USD	9,014,839	(26,751)
JPY	20,790,000	GSBU	04/18/23	USD	153,411	3,484
JPY	337,100,000	GSBU	04/18/23	USD	2,603,435	(59,451)
JPY	338,200,000	GSBU	04/18/23	USD	2,603,491	(51,206)
JPY	609,910,000	GSBU	04/18/23	USD	4,575,455	27,337
JPY	758,820,000	GSBU	04/18/23	USD	5,573,981	152,586
JPY	777,570,000	GSBU	04/18/23	USD	5,834,301	33,766
JPY	963,120,000	GSBU	04/18/23	USD	7,349,004	(80,651)
JPY	1,270,080,000	GSBU	04/18/23	USD	9,340,163	244,717
JPY	1,329,850,000	GSBU	04/18/23	USD	9,861,259	174,685
JPY	2,192,750,000	GSBU	04/18/23	USD	16,026,397	521,572
JPY	2,291,450,000	GSBU	04/18/23	USD	16,851,264	441,562
JPY	2,546,186,649	GSBU	04/18/23	USD	19,468,491	(253,251)
MXN	22,574,000	GSBU	04/18/23	USD	1,213,623	35,653
MXN	22,071,000	GSBU	04/18/23	USD	1,189,972	31,468
MXN	23,066,000	GSBU	04/18/23	USD	1,224,863	51,641

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts —(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	27,700,000	GSBU	04/18/23	USD	1,522,757	$10,199
MXN	46,627,000	GSBU	04/18/23	USD	2,393,399	187,003
MXN	101,280,000	GSBU	04/18/23	USD	5,514,939	90,035
MXN	175,250,000	GSBU	04/18/23	USD	9,186,462	512,113
MXN	220,792,292	GSBU	04/18/23	USD	11,154,506	1,064,442
MXN	378,591,420	MSCS	04/18/23	USD	20,884,885	66,882
NOK	313,869,450	MSCS	04/18/23	USD	31,496,553	(1,498,454)
ZAR	81,581,785	GSBU	06/13/23	USD	4,359,400	194,732

Contracts to Deliver
AUD	3,471,410	JPMC	04/18/23	USD	2,381,203	59,575
AUD	8,600,000	MSCS	04/18/23	USD	6,080,631	329,076
BRL	7,530,000	JPMC	04/18/23	USD	1,450,769	(31,609)
CAD	8,020,000	JPMC	04/18/23	USD	6,031,418	96,018
CAD	7,880,000	JPMC	04/18/23	USD	5,926,242	94,453
CAD	7,580,000	JPMC	04/18/23	USD	5,693,848	84,081
CAD	380,000	JPMC	04/18/23	USD	284,100	2,872
CNH	72,230,400	JPMC	04/18/23	USD	10,552,518	31,657
CNY	26,070,000	JPMC	04/18/23	USD	3,800,569	2,340
EUR	20,845,974	BNP	04/18/23	USD	22,564,120	(60,890)
EUR	8,790,000	BNP	04/18/23	USD	9,472,594	(67,562)
EUR	8,570,000	BNP	04/18/23	USD	9,222,537	(78,843)
EUR	10,030,000	BNP	06/02/23	USD	10,724,658	(189,129)
GBP	49,758,073	MSCS	04/18/23	USD	60,776,998	(622,360)
GBP	4,700,000	MSCS	04/18/23	USD	5,729,427	(70,174)
GBP	4,660,000	MSCS	04/18/23	USD	5,668,583	(81,660)
GBP	4,600,000	MSCS	04/18/23	USD	5,542,552	(133,654)
GBP	3,730,000	MSCS	04/18/23	USD	4,537,328	(65,334)
GBP	2,151,000	MSCS	04/18/23	USD	2,570,292	(83,951)
IDR	257,973,414,172	JPMC	04/18/23	USD	16,508,978	(688,689)
JPY	941,620,000	GSBU	04/18/23	USD	7,114,760	8,661
JPY	745,750,000	GSBU	04/18/23	USD	5,652,622	24,690
JPY	445,250,000	GSBU	04/18/23	USD	3,391,447	31,291
JPY	383,134,900	GSBU	04/18/23	USD	2,907,791	16,397
JPY	373,305,100	GSBU	04/18/23	USD	2,808,980	(8,232)
JPY	1,374,550,000	GSBU	04/18/23	USD	10,549,037	175,756
JPY	969,540,000	GSBU	04/18/23	USD	7,245,863	(70,939)
JPY	820,540,000	GSBU	04/18/23	USD	6,217,296	24,948
JPY	590,170,000	GSBU	04/18/23	USD	4,394,088	(59,732)
JPY	584,170,000	GSBU	04/18/23	USD	4,359,185	(49,356)
JPY	577,720,000	GSBU	04/18/23	USD	4,367,231	7,366
JPY	6,570,918,000	JPMC	04/18/23	USD	48,270,072	(1,318,503)
JPY	250,160,000	JPMC	04/18/23	USD	1,980,392	92,516
MXN	201,580,000	BOA	04/18/23	USD	10,329,755	(825,958)
MXN	169,310,000	GSBU	04/18/23	USD	8,747,610	(622,237)
MXN	71,760,000	GSBU	04/18/23	USD	3,745,292	(226,005)
MXN	64,960,000	GSBU	04/18/23	USD	3,366,633	(228,343)
MXN	31,375,000	GSBU	04/18/23	USD	1,663,838	(72,497)
MXN	30,260,000	GSBU	04/18/23	USD	1,606,072	(68,558)
MXN	29,298,000	GSBU	04/18/23	USD	1,574,907	(46,484)
MXN	23,604,000	GSBU	04/18/23	USD	1,241,303	(64,974)
NZD	2,981,769	JPMC	04/18/23	USD	1,865,836	1,256
ZAR	81,825,938	GSBU	06/13/23	USD	4,359,400	(208,361)

Net Unrealized Depreciation						$(3,031,537)

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/18/25	410	USD	99,296,875	$257,514
3 Month SONIA Futures	09/19/23	172	GBP	41,041,350	(168,972)
3 Month SONIA Futures	12/19/23	488	GBP	116,388,000	(109,270)
3 Month SONIA Futures	03/19/24	298	GBP	71,158,675	(488,982)
Australian 10 Year Treasury Bond Futures	06/15/23	202	AUD	24,823,059	533,580
U.S. Treasury Long Bond Futures	06/21/23	185	USD	24,263,906	1,081,109
U.S. Treasury Note 10 Year Futures	06/21/23	2,509	USD	288,338,984	8,428,334
U.S. Treasury Note 2 Year Futures	06/30/23	1,213	USD	250,427,642	2,746,106
U.S. Treasury Note 5 Year Futures	06/30/23	577	USD	63,186,008	1,355,063
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	631	USD	76,439,734	2,532,768
U.S. Treasury Ultra Long Bond Futures	06/21/23	1,627	USD	229,610,375	8,364,304
United Kingdom Long Gilt Bond Futures	06/28/23	203	GBP	20,980,050	725,171

Futures Contracts - Short
3 Month SOFR Futures	03/19/24	(1,306)	USD	(312,460,500)	1,481,922
3 Month SOFR Futures	09/19/23	(159)	USD	(37,812,188)	135,329
Euro-Buxl 30 Year Bond Futures	06/08/23	(25)	EUR	(3,521,500)	(210,794)

Net Unrealized Appreciation					$26,663,182

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.158	GSC	04/12/23	30,300,000	USD	30,300,000	$164,075	$333	$(163,742)
USD Put/EUR Call	USD	1.086	BNP	05/31/23	31,360,000	USD	31,360,000	266,560	469,773	203,213
USD Put/EUR Call	USD	1.096	BNP	05/31/23	23,530,000	USD	23,530,000	317,602	242,642	(74,960)
USD Put/CAD Call	CAD	1.351	GSC	06/09/23	15,950,000	USD	15,950,000	108,970	186,216	77,246
USD Put/ZAR Call	ZAR	17.900	GSC	06/09/23	9,210,000	USD	9,210,000	115,355	259,537	144,182

Totals								$972,562	$1,158,501	$185,939

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Futures	USD	99.000	12/18/23	48	USD	120,000	$11,501	$4,200	$(7,301)
Put - S&P 500 Index E-Mini Futures	USD	3,800.000	05/19/23	118	USD	5,900	391,123	157,825	(233,298)
Put - S&P 500 Index E-Mini Futures	USD	3,600.000	05/19/23	243	USD	12,150	723,710	145,800	(577,910)
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	05/19/23	87	USD	4,350	187,233	77,213	(110,020)
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	06/16/23	198	USD	9,900	761,116	341,550	(419,566)
Put - S&P 500 Index E-Mini Futures	USD	3,600.000	06/16/23	241	USD	12,050	699,068	304,262	(394,806)
Put - S&P 500 Index E-Mini Futures	USD	3,800.000	06/16/23	106	USD	5,300	441,623	250,425	(191,198)

Totals							$3,215,374	$1,281,275	$(1,934,099)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/ZAR Put	ZAR	20.000	GSC	06/09/23	(9,210,000)	USD	(9,210,000)	$(114,048)	$(31,434)	$82,614
USD Put/EUR Call	USD	1.121	BNP	05/31/23	(47,060,000)	USD	(47,060,000)	(226,271)	(157,933)	68,338

Totals								$(340,319)	$(189,367)	$150,952

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Written Options —(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 5 Year Futures	USD	112.000	05/26/23	(314)	USD	(314,000)	$(385,019)	$(120,203)	$264,816
Put - S&P 500 Index E-Mini Futures	USD	3,300.000	05/19/23	(87)	USD	(4,350)	(111,005)	(19,575)	91,430
Put - S&P 500 Index E-Mini Futures	USD	3,500.000	05/19/23	(118)	USD	(5,900)	(153,152)	(48,675)	104,477
Put - S&P 500 Index E-Mini Futures	USD	3,200.000	06/16/23	(118)	USD	(5,900)	(165,777)	(50,150)	115,627
Put - S&P 500 Index E-Mini Futures	USD	3,500.000	06/16/23	(106)	USD	(5,300)	(169,377)	(98,050)	71,327

Totals							$(984,330)	$(336,653)	$647,677

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.250%	Annually	12/31/29	USD	38,259,000	$114,131	$(160,095)	$274,226
Pay	12M SOFR	Annually	3.400%	Annually	12/31/29	USD	11,505,000	133,675	(2,409)	136,084
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	(3,128,667)	384,026	(3,512,693)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	(2,979,711)	304,659	(3,284,370)
Receive	12M SOFR	Annually	2.510%	Annually	02/15/48	USD	11,792,000	1,131,772	209,004	922,768
Receive	12M SOFR	Annually	2.620%	Annually	02/15/48	USD	1,497,000	115,431	(283)	115,714
Receive	12M SOFR	Annually	2.650%	Annually	08/15/47	USD	29,594,000	2,155,942	333,028	1,822,914
Receive	12M SOFR	Annually	3.250%	Semi-Annually	09/30/29	USD	33,271,000	60,864	14,144	46,720
Receive	12M SOFR	Annually	3.050%	Annually	02/15/48	USD	10,150,000	33,935	306,644	(272,709)
Receive	12M SOFR	Annually	3.850%	Annually	06/30/29	USD	34,326,000	(1,062,320)	40,106	(1,102,426)

Totals								$(3,424,948)	$1,428,824	$(4,853,772)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.40	(5.000%)	Quarterly	06/20/28	4.634%	USD	9,009,100	$(134,253)	$27,265	$(161,518)
General Motors Co., 4.875%, due 10/02/23	(5.000%)	Quarterly	06/20/26	1.307%	USD	13,700,000	(1,491,423)	(1,722,318)	230,895

Totals							$(1,625,676)	$(1,695,053)	$69,377

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co., 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	2.278%	USD	13,700,000	$1,071,833	$1,281,434	$(209,601)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.341%	EUR	11,300,000	$(136,330)	$(89,609)	$(46,721)

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 0.875%, due 01/16/23	1.000%	Quarterly	12/20/24	MSCS	0.597%	EUR	11,300,000	$82,990	$46,969	$36,021

Securities in the amount of $1,310,769 have been received at the custodian bank as collateral for OTC swap contracts, forward foreign currency exchange contracts and OTC option contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(GSBU)—	Goldman Sachs Bank USA
(GSC)—	Goldman Sachs & Co.
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan

(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bonds

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$27,192,164	$—	$27,192,164
Agriculture	—	8,799,866	—	8,799,866
Airlines	—	46,544,219	—	46,544,219
Auto Manufacturers	—	38,180,213	—	38,180,213
Auto Parts & Equipment	—	18,197,266	—	18,197,266
Banks	—	89,044,956	—	89,044,956
Biotechnology	—	4,303,749	—	4,303,749
Building Materials	—	9,612,416	—	9,612,416
Chemicals	—	1,541,010	—	1,541,010
Commercial Services	—	59,835,258	—	59,835,258
Computers	—	7,628,435	—	7,628,435
Distribution/Wholesale	—	16,404,217	—	16,404,217
Diversified Financial Services	—	62,664,966	—	62,664,966
Electric	—	14,074,451	—	14,074,451
Energy-Alternate Sources	—	2,212,811	—	2,212,811
Engineering & Construction	—	5,297,871	—	5,297,871
Entertainment	—	21,911,273	—	21,911,273
Environmental Control	—	3,660,213	—	3,660,213
Food	—	12,117,055	—	12,117,055
Food Service	—	1,333,869	—	1,333,869
Forest Products & Paper	—	5,292,308	—	5,292,308
Healthcare-Products	—	5,813,004	—	5,813,004
Healthcare-Services	—	25,745,638	—	25,745,638
Home Builders	—	1,906,013	—	1,906,013
Insurance	—	24,332,926	—	24,332,926
Internet	—	11,331,902	—	11,331,902
Investment Companies	—	4,877,489	—	4,877,489
Iron/Steel	—	4,289,985	—	4,289,985
Leisure Time	—	30,538,583	—	30,538,583
Lodging	—	36,295,203	—	36,295,203
Machinery-Construction & Mining	—	5,955,896	—	5,955,896
Machinery-Diversified	—	2,417,735	—	2,417,735
Media	—	49,970,925	—	49,970,925
Metal Fabricate/Hardware	—	10,011,721	—	10,011,721
Mining	—	41,894,908	0	41,894,908
Office/Business Equipment	—	1,415,979	—	1,415,979
Oil & Gas	—	122,842,431	—	122,842,431
Packaging & Containers	—	16,984,058	—	16,984,058
Pharmaceuticals	—	35,270,711	—	35,270,711
Pipelines	—	82,889,591	—	82,889,591
Real Estate	—	4,601,204	—	4,601,204

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$—	$15,147,144	$—	$15,147,144
Retail	—	39,067,782	—	39,067,782
Semiconductors	—	102,305	—	102,305
Software	—	27,576,657	—	27,576,657
Telecommunications	—	25,685,702	—	25,685,702
Transportation	—	9,752,176	—	9,752,176
Total Corporate Bonds & Notes	—	1,092,566,254	0	1,092,566,254
Total Floating Rate Loans (Less Unfunded Loan Commitments of $457,741)*	—	289,193,593	—	289,193,593
Total Asset-Backed Securities*	—	231,008,188	—	231,008,188
Total Mortgage-Backed Securities*	—	184,343,658	—	184,343,658
Total U.S. Treasury & Government Agencies*	—	175,160,737	—	175,160,737
Total Foreign Government*	—	69,149,320	—	69,149,320
Convertible Preferred Stocks
Banks	5,840,081	—	—	5,840,081
Pipelines	—	—	11,712,357	11,712,357
Total Convertible Preferred Stocks	5,840,081	—	11,712,357	17,552,438
Total Convertible Bonds*	—	9,825,960	—	9,825,960
Common Stocks
Automobile Components	55,656	—	—	55,656
Chemicals	—	2,138	—	2,138
Media	—	118,196	—	118,196
Oil, Gas & Consumable Fuels	1,339,328	27,991	—	1,367,319
Total Common Stocks	1,394,984	148,325	—	1,543,309
Total Municipals*	—	293,392	—	293,392
Total Escrow Shares *	—	—	0	0
Total Short-Term Investment*	—	92,800,359	—	92,800,359
Securities Lending Reinvestments
Certificates of Deposit	—	91,979,175	—	91,979,175
Commercial Paper	—	18,005,046	—	18,005,046
Master Demand Notes	—	3,000,308	—	3,000,308
Repurchase Agreements	—	175,044,415	—	175,044,415
Time Deposits	—	65,000,000	—	65,000,000
Mutual Funds	58,790,000	—	—	58,790,000
Discount Notes	—	4,988,334	—	4,988,334
Total Securities Lending Reinvestments	58,790,000	358,017,278	—	416,807,278
Purchased Options
Foreign Currency Options at Value	—	1,158,501	—	1,158,501
Options on Exchange-Traded Futures Contracts at Value	1,281,275	—	—	1,281,275
Total Purchased Options	1,281,275	1,158,501	—	2,439,776
Total Net Investments	$67,306,340	$2,503,665,565	$11,712,357	$2,582,684,262

Collateral for Securities Loaned (Liability)	$—	$(416,810,815)	$—	$(416,810,815)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,463,066	$—	$7,463,066
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,494,603)	—	(10,494,603)
Total Forward Contracts	$—	$(3,031,537)	$—	$(3,031,537)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$27,641,200	$—	$—	$27,641,200
Futures Contracts (Unrealized Depreciation)	(978,018)	—	—	(978,018)
Total Futures Contracts	$26,663,182	$—	$—	$26,663,182
Written Options
Foreign Currency Options at Value	$—	$(189,367)	$—	$(189,367)
Options on Exchange-Traded Futures Contracts at Value	(336,653)	—	—	(336,653)
Total Written Options	$(336,653)	$(189,367)	$—	$(526,020)

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,549,321	$—	$3,549,321
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(8,543,317)	—	(8,543,317)
Total Centrally Cleared Swap Contracts	$—	$(4,993,996)	$—	$(4,993,996)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$82,990	$—	$82,990
OTC Swap Contracts at Value (Liabilities)	—	(136,330)	—	(136,330)
Total OTC Swap Contracts	$—	$(53,340)	$—	$(53,340)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

During the period ended March 31, 2023, a transfer into Level 3 in the amount of $11,866,140 was due to the cessation of a vendor or broker providing a price based on market indications which resulted in a lack of significant observable inputs.

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—85.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—39.9%
Fannie Mae 20 Yr. Pool
2.000%, 11/01/41	4,126,151	$3,549,835
2.000%, 12/01/41	181,907	155,669
2.500%, 10/01/40	3,008,973	2,684,302
2.500%, 03/01/41	485,932	433,482
2.500%, 04/01/41	836,822	746,495
2.500%, 05/01/41	1,872,918	1,670,739
3.000%, 07/01/35	441,991	415,378
3.000%, 02/01/36	683,527	640,666
3.000%, 04/01/36	513,194	481,015
3.000%, 07/01/36	1,091,156	1,022,725
3.000%, 08/01/36	5,696,981	5,339,684
3.000%, 10/01/36	2,265,116	2,123,041
3.000%, 12/01/36	1,868,079	1,750,903
3.000%, 12/01/37	424,825	398,163
3.000%, 06/01/38	577,562	541,359
3.500%, 12/01/34	129,265	125,892
3.500%, 01/01/35	87,675	85,387
3.500%, 02/01/37	152,967	147,461
3.500%, 03/01/37	101,021	98,388
3.500%, 12/01/37	163,661	157,769
3.500%, 08/01/39	158,120	152,436
3.500%, 02/01/40	627,027	599,709
3.500%, 06/01/42	2,407,893	2,279,463
4.500%, 11/01/31	209,644	209,537
4.500%, 12/01/31	258,994	258,863
Fannie Mae 30 Yr. Pool
2.000%, 08/01/50	139,616	117,041
2.000%, 09/01/50	221,185	184,025
2.000%, 10/01/50	1,344,757	1,116,735
2.000%, 12/01/50	2,804,397	2,326,322
2.000%, 01/01/51	6,849,952	5,694,524
2.000%, 02/01/51	4,485,286	3,743,456
2.000%, 03/01/51	9,893,235	8,237,157
2.000%, 04/01/51	7,476,897	6,206,718
2.000%, 05/01/51	9,017,621	7,458,838
2.000%, 08/01/51	986,844	818,032
2.000%, 10/01/51	2,000,000	1,663,095
2.000%, 11/01/51	1,115,660	924,095
2.000%, 01/01/52	2,342,387	1,941,480
2.000%, 02/01/52	2,611,197	2,171,554
2.000%, 03/01/52	5,202,819	4,327,681
2.500%, 06/01/50	451,121	392,592
2.500%, 09/01/50	861,874	746,262
2.500%, 10/01/50	2,020,586	1,761,020
2.500%, 11/01/50	776,071	674,090
2.500%, 12/01/50	230,052	200,199
2.500%, 01/01/51	323,351	282,632
2.500%, 02/01/51	1,954,243	1,700,244
2.500%, 03/01/51	1,855,506	1,607,479
2.500%, 04/01/51	734,464	643,103
2.500%, 05/01/51	2,293,236	1,998,720
2.500%, 06/01/51	2,802,287	2,444,682
2.500%, 07/01/51	2,874,794	2,511,592
2.500%, 08/01/51	890,585	777,510
2.500%, 09/01/51	5,067,902	4,406,350

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.500%, 10/01/51	6,166,979	5,345,778
2.500%, 11/01/51	1,503,896	1,317,762
2.500%, 12/01/51	6,919,445	6,009,336
2.500%, 01/01/52	3,195,406	2,791,726
2.500%, 02/01/52	9,890,552	8,566,412
2.500%, 03/01/52	3,456,715	2,991,552
2.500%, 04/01/52	362,291	314,849
3.000%, 09/01/42	1,215,876	1,121,388
3.000%, 06/01/43	168,577	155,472
3.000%, 07/01/43	415,729	383,753
3.000%, 10/01/43	397,020	366,627
3.000%, 01/01/45	351,226	323,953
3.000%, 08/01/46	373,354	342,484
3.000%, 09/01/46	277,118	254,263
3.000%, 02/01/47	85,526	78,884
3.000%, 08/01/47	41,383	37,961
3.000%, 11/01/48	3,684,230	3,375,005
3.000%, 01/01/50	87,395	79,594
3.000%, 02/01/50	11,668,152	10,713,931
3.000%, 03/01/50	5,906,882	5,346,364
3.000%, 08/01/50	890,614	804,672
3.000%, 11/01/50	795,096	722,418
3.000%, 05/01/51	489,729	442,177
3.000%, 06/01/51	473,841	432,108
3.000%, 08/01/51	2,025,510	1,849,757
3.000%, 09/01/51	989,771	892,830
3.000%, 10/01/51	2,090,512	1,886,481
3.000%, 11/01/51	2,642,274	2,404,952
3.000%, 12/01/51	809,957	736,777
3.000%, 01/01/52	3,363,646	3,047,899
3.000%, 02/01/52	1,042,905	944,802
3.000%, 03/01/52	6,431,998	5,846,659
3.000%, 04/01/52	570,718	512,475
3.500%, 12/01/42	158,891	151,583
3.500%, 03/01/43	1,007,271	964,244
3.500%, 08/01/44	266,925	253,377
3.500%, 02/01/45	156,753	149,548
3.500%, 12/01/46	1,639,633	1,560,941
3.500%, 03/01/47	140,682	132,820
3.500%, 06/01/49	10,113,747	9,533,317
3.500%, 03/01/50	163,455	153,514
3.500%, 09/01/51	145,199	135,440
3.500%, 12/01/51	708,436	661,313
3.500%, 01/01/52	1,294,828	1,213,890
3.500%, 03/01/52	1,775,800	1,663,174
3.500%, 04/01/52	4,696,960	4,386,997
3.500%, 05/01/52	5,994,134	5,612,293
4.000%, 02/01/40	314,459	309,478
4.000%, 06/01/42	2,513,909	2,495,798
4.000%, 07/01/42	730,909	715,556
4.000%, 05/01/43	5,854,893	5,777,134
4.000%, 10/01/43	2,941,303	2,902,223
4.000%, 09/01/44	452,931	441,592
4.000%, 05/01/48	3,525,938	3,431,497
4.000%, 10/01/48	1,957,807	1,896,651

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 07/01/50	478,105	$460,344
4.000%, 05/01/52	1,244,939	1,199,528
4.000%, 06/01/52	3,735,986	3,597,057
4.000%, 07/01/52	6,002,988	5,743,960
4.500%, 10/01/41	1,712,709	1,720,222
4.500%, 10/01/44	557,409	557,136
4.500%, 01/01/45	45,876	46,081
4.500%, 05/01/46	356,364	356,187
4.500%, 06/01/47	167,506	167,222
4.500%, 07/01/47	631,277	630,020
4.500%, 08/01/47	40,154	39,959
4.500%, 06/01/48	224,555	224,427
4.500%, 07/01/48	475,274	474,688
4.500%, 08/01/48	790,636	788,070
4.500%, 11/01/48	424,504	422,766
4.500%, 02/01/49	157,317	156,668
4.500%, 08/01/49	175,871	175,295
4.500%, 09/01/49	2,493,884	2,485,794
4.500%, 11/01/49	631,862	631,258
4.500%, 03/01/50	434,823	431,624
4.500%, 04/01/50	114,794	113,018
4.500%, 06/01/52	842,631	827,245
4.500%, 07/01/52	5,469,175	5,370,032
4.500%, 08/01/58	818,880	806,316
5.000%, 07/01/33	73,768	75,323
5.000%, 09/01/33	89,523	91,422
5.000%, 10/01/35	252,338	257,692
5.000%, 03/01/36	395,467	403,877
5.000%, 01/01/39	3,389	3,461
5.000%, 12/01/39	5,796	5,905
5.000%, 05/01/40	14,738	14,939
5.000%, 07/01/40	10,820	11,047
5.000%, 11/01/40	271,942	277,749
5.000%, 01/01/41	25,087	25,411
5.000%, 02/01/41	22,381	22,561
5.000%, 04/01/41	29,132	29,754
5.000%, 05/01/41	689,265	702,902
5.000%, 06/01/41	54,390	55,421
5.000%, 07/01/41	557,559	569,417
6.000%, 07/01/41	197,206	205,408
6.500%, 03/01/26	272	280
6.500%, 04/01/29	26,798	27,648
7.000%, 02/01/29	249	249
7.000%, 10/01/37	2,606	2,635
7.000%, 11/01/37	12,386	12,438
7.000%, 12/01/37	7,099	7,171
7.000%, 02/01/38	2,543	2,554
7.000%, 11/01/38	26,674	28,029
7.000%, 02/01/39	338,435	361,178
8.000%, 05/01/28	243	243
8.000%, 07/01/32	640	655
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (a)	628,960	99,968
4.000%, 04/25/42 (a)	921,762	171,458
4.500%, 11/25/39 (a)	514,240	95,434

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
2.149%, 02/01/32 (b)	438,137	372,545
2.500%, 10/01/50	463,707	395,784
2.500%, 05/01/51	479,522	406,612
2.500%, 01/01/52	476,289	403,863
2.500%, 09/01/61	5,380,976	4,499,309
2.930%, 06/01/30	151,543	141,672
3.250%, 05/01/29	97,125	92,500
3.450%, 03/01/29	95,344	91,848
3.500%, 08/01/42	2,817,406	2,668,512
3.500%, 09/01/42	202,684	192,004
3.500%, 10/01/42	1,424,515	1,349,222
4.000%, 10/01/42	781,134	762,647
4.000%, 11/01/42	542,687	529,819
4.000%, 07/01/43	20,003	19,481
4.000%, 08/01/43	515,671	502,173
4.500%, 01/01/59	1,674,285	1,648,596
6.500%, 12/01/27	758	760
6.500%, 05/01/32	3,723	3,815
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (c)	150,480	134,089
1.305%, -1 x 1M LIBOR + 6.150%, 03/25/42 (a) (b)	2,447,798	145,533
1.305%, -1 x 1M LIBOR + 6.150%, 12/25/42 (a) (b)	259,007	32,227
1.705%, -1 x 1M LIBOR + 6.550%, 10/25/41 (a) (b)	1,646,279	120,558
1.805%, -1 x 1M LIBOR + 6.650%, 03/25/42 (a) (b)	591,885	38,358
3.500%, 10/25/48	35,529	33,581
4.116%, 01/25/43 (b)	114,804	108,421
5.500%, 07/25/41	2,997,575	3,094,659
5.500%, 04/25/42	683,373	702,649
6.000%, 05/25/42	407,166	433,068
6.500%, 06/25/39	13,760	14,087
6.500%, 07/25/42	779,289	835,487
Fannie Mae-ACES
2.232%, 02/25/27	591,364	555,786
3.061%, 05/25/27 (b)	173,782	165,943
Freddie Mac 15 Yr. Pool
3.000%, 09/01/32	188,167	179,936
3.500%, 04/01/33	1,744,838	1,699,281
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/38	370,915	348,012
Freddie Mac 20 Yr. Pool
1.500%, 10/01/41	717,727	588,886
1.500%, 11/01/41	90,723	74,437
2.000%, 09/01/41	2,889,346	2,483,325
2.000%, 01/01/42	2,584,611	2,221,711
2.500%, 04/01/41	153,129	136,598
3.500%, 01/01/38	1,953,667	1,882,602
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	475,004	435,175
3.500%, 06/01/46	263,189	248,749
4.000%, 04/01/43	567,133	552,877
4.000%, 07/01/43	1,606,347	1,586,693
4.000%, 08/01/43	1,642,241	1,620,717
4.500%, 06/01/38	499,567	502,013
4.500%, 04/01/47	286,417	283,992
4.500%, 05/01/47	247,827	247,286

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 06/01/47	458,659	$457,843
4.500%, 04/01/49	237,032	236,512
5.000%, 08/01/33	8,581	8,773
5.000%, 01/01/40	7,829	7,967
5.000%, 04/01/41	9,323	9,532
5.000%, 04/01/44	17,103	17,470
6.500%, 09/01/39	92,911	97,532
8.000%, 09/01/30	1,273	1,329
Freddie Mac 30 Yr. Pool
2.000%, 11/01/50	891,384	746,143
2.000%, 02/01/51	2,302,987	1,922,818
2.000%, 03/01/51	3,521,947	2,931,837
2.000%, 04/01/51	2,118,681	1,778,695
2.000%, 05/01/51	3,735,453	3,100,159
2.000%, 06/01/51	4,822,339	4,001,245
2.000%, 08/01/51	1,332,099	1,103,664
2.000%, 11/01/51	6,120,282	5,071,338
2.000%, 01/01/52	95,217	78,897
2.000%, 02/01/52	559,166	463,979
2.500%, 06/01/50	126,629	110,157
2.500%, 10/01/50	1,171,898	1,026,282
2.500%, 11/01/50	3,828,734	3,352,194
2.500%, 12/01/50	4,156,585	3,634,156
2.500%, 01/01/51	1,189,070	1,032,521
2.500%, 02/01/51	540,883	467,456
2.500%, 03/01/51	231,993	203,785
2.500%, 05/01/51	166,663	146,878
2.500%, 07/01/51	4,510,431	3,924,039
2.500%, 08/01/51	3,103,598	2,711,032
2.500%, 09/01/51	2,693,965	2,328,044
2.500%, 11/01/51	10,106,761	8,833,158
2.500%, 01/01/52	22,611,571	19,713,666
2.500%, 02/01/52	1,212,399	1,057,201
2.500%, 03/01/52	648,963	564,590
3.000%, 10/01/46	271,996	249,392
3.000%, 09/01/48	1,132,290	1,034,039
3.000%, 09/01/49	3,315,121	3,027,996
3.000%, 11/01/49	728,231	662,736
3.000%, 01/01/50	46,128	41,962
3.000%, 03/01/50	63,843	58,045
3.000%, 05/01/50	183,194	166,839
3.000%, 02/01/51	258,199	233,679
3.000%, 06/01/51	81,636	74,169
3.000%, 10/01/51	559,242	506,701
3.000%, 01/01/52	2,666,684	2,400,071
3.000%, 04/01/52	1,064,907	960,687
3.500%, 07/01/47	4,182,203	3,932,618
3.500%, 01/01/48	86,165	81,012
3.500%, 04/01/52	3,851,519	3,603,228
3.500%, 05/01/52	1,237,998	1,157,312
4.000%, 10/01/51	156,344	149,768
4.000%, 05/01/52	1,036,992	991,827
4.000%, 06/01/52	3,278,152	3,138,626
4.000%, 07/01/52	296,036	283,467
4.500%, 03/01/49	201,335	200,682

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
4.500%, 07/01/49	355,435	353,721
4.500%, 09/01/50	26,325	26,144
4.500%, 06/01/52	4,180,036	4,118,790
5.000%, 01/01/36	10,590	10,816
5.000%, 06/01/41	995,934	1,009,791
5.000%, 07/01/52	1,903,520	1,904,759
6.000%, 10/01/36	278,283	289,336
Freddie Mac ARM Non-Gold Pool 2.091%, 5Y H15 + 1.285%, 03/01/47 (b)	261,625	249,004
2.877%, 12M LIBOR + 1.619%, 11/01/47 (b)	1,011,753	979,354
3.007%, 12M LIBOR + 1.628%, 11/01/48 (b)	3,461,505	3,310,002
3.097%, 12M LIBOR + 1.621%, 02/01/50 (b)	1,689,513	1,634,224
Freddie Mac Multifamily Structured Pass-Through Certificates 0.364%, 12/25/28 (a) (b)	63,273,930	1,152,592
0.482%, 01/25/34 (a) (b)	51,706,592	1,912,699
0.508%, 01/25/29 (a) (b)	85,051,126	2,177,921
0.749%, 09/25/27 (a) (b)	16,805,866	459,935
0.851%, 11/25/30 (a) (b)	26,259,930	1,297,700
0.881%, 11/25/30 (a) (b)	34,633,597	1,784,306
3.291%, 03/25/27	4,670,000	4,477,688
Freddie Mac Pool 2.500%, 07/01/51	289,986	245,834
3.500%, 10/01/42	404,693	383,276
3.500%, 02/01/44	161,940	153,533
Freddie Mac REMICS (CMO) 2.500%, 01/25/51 (a)	23,276,271	3,649,785
4.500%, 04/15/32	122,104	121,383
6.000%, 05/15/36	182,911	192,624
Freddie Mac STACR REMIC Trust (CMO) 5.560%, SOFR30A + 1.000%, 01/25/42 (144A) (b)	2,655,566	2,602,637
5.860%, SOFR30A + 1.300%, 02/25/42 (144A) (b)	2,643,248	2,616,955
6.060%, SOFR30A + 1.500%, 10/25/41 (144A) (b)	2,270,000	2,159,869
6.660%, SOFR30A + 2.100%, 10/25/33 (144A) (b)	980,000	946,955
6.760%, SOFR30A + 2.200%, 05/25/42 (144A) (b)	1,053,410	1,058,191
6.860%, SOFR30A + 2.300%, 08/25/33 (144A) (b)	1,970,000	1,940,490
6.960%, SOFR30A + 2.400%, 02/25/42 (144A) (b)	3,420,000	3,322,025
Ginnie Mae I 30 Yr. Pool 3.000%, 09/15/42	313,042	292,316
3.000%, 10/15/42	1,687,379	1,564,210
3.000%, 11/15/42	613,857	565,692
3.500%, 06/15/48	2,025,445	1,968,208
3.500%, 05/15/50	337,096	325,087
4.000%, 03/15/50	32,224	30,728
5.500%, 06/15/36	152,378	158,937
6.000%, 03/15/33	348,819	359,618
6.500%, 06/15/31	859	884
6.500%, 08/15/34	66,543	68,541
7.500%, 09/15/29	503	511
8.500%, 06/15/25	2,975	3,000
Ginnie Mae II 30 Yr. Pool
2.000%, 04/20/51	556,991	475,230
2.500%, 10/20/49	395,747	350,770
2.500%, 02/20/51	5,622,059	4,969,581
2.500%, 03/20/51	5,852,559	5,152,098
2.500%, 04/20/51	827,014	731,221

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
2.500%, 10/20/51	3,367,582	$2,964,412
2.500%, 11/20/51	179,119	157,675
2.500%, 12/20/51	816,759	718,769
2.500%, 08/20/52	15,701,916	13,821,098
3.000%, 11/20/46	171,477	158,732
3.000%, 09/20/47	54,478	50,239
3.000%, 11/20/47	68,984	63,862
3.000%, 12/20/47	735,091	677,442
3.000%, 01/20/50	626,125	570,637
3.000%, 02/20/51	110,095	101,166
3.000%, 09/20/51	9,060,610	8,283,019
3.000%, 11/20/51	11,764,155	10,748,172
3.000%, 01/20/52	96,391	86,833
3.000%, 02/20/52	2,615,308	2,389,978
3.000%, 03/20/52	1,093,430	998,424
3.000%, 04/20/52	2,510,007	2,231,508
3.500%, 06/20/44	663,509	634,692
3.500%, 03/20/45	51,848	49,344
3.500%, 01/20/46	136,479	130,099
3.500%, 03/20/46	725,274	689,631
3.500%, 04/20/46	379,371	360,789
3.500%, 05/20/46	177,735	169,169
3.500%, 06/20/46	302,174	287,689
3.500%, 07/20/46	182,500	173,559
3.500%, 09/20/46	16,698	15,891
3.500%, 05/20/47	2,418,049	2,306,123
3.500%, 09/20/48	460,814	435,429
3.500%, 02/20/49	14,420	13,677
3.500%, 10/20/49	106,764	99,950
3.500%, 01/20/50	1,088,202	1,027,018
3.500%, 02/20/50	152,094	142,564
3.500%, 07/20/50	184,104	174,323
3.500%, 02/20/52	10,696,806	10,026,470
3.500%, 03/20/52	480,910	446,024
3.500%, 06/20/52	571,918	524,871
4.000%, 09/20/45	224,794	221,543
4.000%, 11/20/45	2,773,944	2,717,383
4.000%, 08/20/46	1,966,031	1,916,897
4.000%, 06/20/47	875,423	854,640
4.000%, 07/20/47	148,606	145,077
4.000%, 11/20/47	420,288	410,306
4.000%, 12/20/47	162,331	158,476
4.000%, 02/20/48	150,961	147,470
4.000%, 03/20/48	414,716	404,868
4.000%, 04/20/48	144,240	140,770
4.000%, 08/20/48	1,626,514	1,584,875
4.000%, 09/20/48	452,353	439,006
4.000%, 11/20/49	79,538	76,875
4.000%, 01/20/50	126,194	124,669
4.000%, 02/20/50	102,634	101,161
4.000%, 03/20/50	59,927	59,197
4.000%, 04/20/50	446,378	433,123
4.000%, TBA (e)	800,000	770,191
4.500%, 01/20/40	192,115	194,546

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 05/20/40	242,598	245,667
4.500%, 09/20/40	5,457	5,525
4.500%, 01/20/41	46,811	47,403
4.500%, 07/20/41	299,072	302,858
4.500%, 08/20/47	278,864	278,767
4.500%, 04/20/48	429,014	428,445
4.500%, 05/20/48	627,474	626,512
4.500%, 06/20/48	358,672	357,901
4.500%, 07/20/48	59,338	59,039
4.500%, 08/20/48	1,626,633	1,621,798
4.500%, 09/20/48	173,272	172,757
4.500%, 10/20/48	416,586	415,177
4.500%, 01/20/49	1,083,115	1,078,806
4.500%, 03/20/49	297,368	296,178
4.500%, 04/20/49	193,361	192,587
4.500%, 02/20/50	263,722	262,298
4.500%, 03/20/50	174,089	173,245
4.500%, 12/20/50	258,720	257,791
4.500%, TBA (e)	8,400,000	8,273,597
5.000%, 07/20/40	197,146	202,497
5.000%, 05/20/48	133,154	135,267
5.000%, 10/20/48	254,402	258,293
5.000%, 11/20/48	351,039	356,746
5.000%, 12/20/48	401,175	406,872
5.000%, 01/20/49	268,878	272,899
5.000%, 03/20/49	82,552	83,597
5.000%, 04/20/49	192,884	195,321
5.000%, 12/20/49	124,187	126,161
5.000%, 01/20/50	81,826	83,060
5.000%, 04/20/50	67,099	68,217
5.000%, 10/20/52	889,442	891,052
5.000%, 01/20/53	894,040	907,626
5.000%, 02/20/53	699,035	707,285
5.000%, TBA (e)	6,100,000	6,107,625
5.500%, 11/20/52	1,785,617	1,808,212
5.500%, TBA (e)	3,700,000	3,741,842
6.000%, 11/20/34	583	617
6.000%, 06/20/35	893	945
6.000%, 07/20/36	44,354	46,932
6.000%, 09/20/36	2,125	2,249
6.000%, 07/20/38	122,699	129,863
6.000%, 09/20/38	295,552	312,694
6.000%, 06/20/39	1,485	1,572
6.000%, 05/20/40	24,620	26,049
6.000%, 06/20/40	83,308	88,166
6.000%, 08/20/40	47,188	49,941
6.000%, 09/20/40	103,462	109,499
6.000%, 10/20/40	49,311	52,187
6.000%, 11/20/40	88,169	93,247
6.000%, 01/20/41	49,065	51,184
6.000%, 03/20/41	347,001	367,251
6.000%, 07/20/41	73,229	77,448
6.000%, 12/20/41	37,334	39,513
6.500%, 10/20/37	116,604	124,111

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	7,930,910	$79
0.029%, 03/16/49 (a) (b)	1,259,216	147
0.051%, 10/16/54 (a) (b)	10,580,729	17,497
0.094%, 04/16/54 (a) (b)	13,621,362	75,717
0.130%, 02/16/53 (a) (b)	4,642,954	13,794
0.148%, 02/16/48 (a) (b)	926,049	4,761
0.618%, 03/16/60 (a) (b)	1,445,861	52,946
0.629%, 09/16/55 (a) (b)	6,334,157	161,140
0.633%, 10/16/58 (a) (b)	11,410,724	394,408
0.640%, 02/16/61 (a) (b)	1,370,110	78,170
0.707%, 12/16/59 (a) (b)	26,762,254	1,187,944
1.018%, 02/16/46 (a) (b)	3,002,419	52,680
Government National Mortgage Association (CMO) 1.372%, -1 x 1M LIBOR + 6.100%, 08/16/42 (a) (b)	374,525	40,262
1.889%, -1 x 1M LIBOR + 6.650%, 01/20/40 (a) (b)	44,946	394
3.000%, 07/20/49	588,494	535,045
3.765%, 12M LIBOR + 0.250%, 10/20/68 (b)	1,610,211	1,587,781
4.000%, 08/20/48	45,950	44,699
4.946%, 1M LIBOR + 0.380%, 12/20/60 (b)	8,609,189	8,547,248
4.966%, 1M LIBOR + 0.400%, 12/20/60 (b)	1,728,570	1,716,887
4.966%, 1M LIBOR + 0.400%, 08/20/70 (b)	52,209	51,721
4.996%, 1M LIBOR + 0.430%, 10/20/64 (b)	3,134,307	3,108,354
5.016%, 1M LIBOR + 0.450%, 07/20/70 (b)	4,614,654	4,462,275
5.046%, 1M LIBOR + 0.480%, 03/20/61 (b)	1,401,272	1,393,094
5.066%, 1M LIBOR + 0.500%, 12/20/60 (b)	15,268,125	15,183,996
5.066%, 1M LIBOR + 0.500%, 07/20/70 (b)	297,888	289,390
5.716%, 1M LIBOR + 1.150%, 05/20/70 (b)	1,075,365	1,068,028
5.816%, 1M LIBOR + 1.250%, 04/20/70 (b)	116,155	116,653
Uniform Mortgage-Backed Securities 30 Yr. Pool 5.000%, TBA (e)	7,800,000	7,779,281
5.500%, TBA (e)	2,100,000	2,121,205

		588,097,171

Federal Agencies—37.8%
Fannie Mae Principal Strip Zero Coupon, 05/15/30	30,000,000	22,649,112
Federal Agricultural Mortgage Corp. 0.260%, 10/02/23	10,000,000	9,782,804
Federal Farm Credit Banks Funding Corp. 0.200%, 01/04/24	10,000,000	9,658,271
0.220%, 09/08/23	10,000,000	9,800,427
0.230%, 01/19/24	15,000,000	14,465,281
0.375%, 01/15/25	10,000,000	9,319,884
0.460%, 11/03/25	10,000,000	9,144,334
0.500%, 12/01/23	30,000,000	29,168,916
0.680%, 12/20/23	10,000,000	9,717,436
0.780%, 06/16/25	10,000,000	9,297,445
0.875%, 11/18/24	5,000,000	4,733,937
1.050%, 11/17/25	10,000,000	9,265,742
1.240%, 09/03/30	8,000,000	6,509,947
1.680%, 09/17/35	1,195,000	882,417
1.750%, 02/25/25	18,350,000	17,510,845
2.600%, 04/05/27	10,000,000	9,520,340
2.625%, 05/16/24	15,000,000	14,671,872
2.700%, 10/26/27	10,000,000	9,499,549
5.480%, 06/27/42	3,000,000	2,938,742

Federal Agencies—(Continued)
Federal Home Loan Bank 0.125%, 08/28/23	12,000,000	11,768,636
0.375%, 09/04/25	15,000,000	13,780,190
0.500%, 04/14/25	14,000,000	13,022,272
1.750%, 09/12/25	10,000,000	9,466,871
2.500%, 02/13/24	10,000,000	9,806,222
2.750%, 12/13/24	10,000,000	9,737,772
3.000%, 07/08/24	7,000,000	6,871,991
3.250%, 11/16/28	35,000,000	34,079,700
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	5,700,539
Zero Coupon, 12/17/29	5,562,000	4,258,512
Zero Coupon, 12/15/36	24,765,000	13,942,834
0.125%, 10/16/23	20,000,000	19,508,198
0.250%, 11/06/23	15,000,000	14,593,551
0.250%, 12/04/23	10,000,000	9,697,943
Federal National Mortgage Association 0.625%, 04/22/25	5,000,000	4,648,789
2.625%, 09/06/24	22,000,000	21,477,101
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,407,644
Zero Coupon, 07/15/32	9,000,000	6,216,668
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/26	4,230,000	3,725,410
Zero Coupon, 07/15/27	8,012,000	6,782,679
Zero Coupon, 01/15/29	6,988,000	5,583,840
Zero Coupon, 07/15/29	14,000,000	10,951,400
Zero Coupon, 10/15/29	14,996,000	11,597,285
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	25,000,000	18,477,996
Zero Coupon, 04/15/30	40,000,000	30,031,647
Tennessee Valley Authority 3.875%, 03/15/28	15,000,000	15,004,040
United States Department of Housing and Urban Development 2.668%, 08/01/24	8,000,000	7,811,829
2.738%, 08/01/25	6,000,000	5,798,846
United States International Development Finance Corp. 1.110%, 05/15/29	12,500,000	11,331,728
3.540%, 06/15/30	8,529,667	8,283,982

		556,903,416

U.S. Treasury—7.5%
U.S. Treasury Bonds 3.125%, 11/15/41	5,000,000	4,557,813
4.000%, 11/15/42	5,400,000	5,546,813
U.S. Treasury Inflation Indexed Notes 0.500%, 01/15/28 (f)	12,731,775	12,286,494
1.625%, 10/15/27 (f)	15,145,050	15,439,668
U.S. Treasury Notes
0.250%, 09/30/23	2,000,000	1,957,031
0.375%, 01/31/26	5,000,000	4,538,867
0.875%, 06/30/26	10,400,000	9,483,094

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.125%, 08/31/28	30,000,000	$26,342,578
1.875%, 07/31/26	32,900,000	30,951,703

		111,104,061

Total U.S. Treasury & Government Agencies (Cost $1,358,538,406)		1,256,104,648

Foreign Government—7.3%

Sovereign—7.3%
Colombia Government International Bond 5.625%, 02/26/44 (g)	4,840,000	3,655,408
Indonesia Government International Bond 4.750%, 02/11/29	6,280,000	6,347,377
Israel Government AID Bonds 5.500%, 09/18/23	2,000,000	2,003,887
5.500%, 12/04/23	33,000,000	33,110,636
5.500%, 04/26/24	21,550,000	21,741,605
Mexico Government International Bond 4.500%, 04/22/29 (g)	12,280,000	11,987,553
Panama Government International Bond 3.750%, 03/16/25	5,650,000	5,502,105
Peruvian Government International Bonds 3.300%, 03/11/41	3,420,000	2,560,525
3.550%, 03/10/51	1,090,000	796,679
3.600%, 01/15/72	1,580,000	1,052,153
6.550%, 03/14/37 (g)	320,000	347,453
Poland Government International Bonds 3.250%, 04/06/26	5,010,000	4,864,880
4.000%, 01/22/24	2,858,000	2,835,136
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	7,409,500
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	3,200,916

Total Foreign Government (Cost $108,399,756)		107,415,813

Corporate Bonds & Notes—5.8%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,492,044

Diversified Financial Services—4.8%
Private Export Funding Corp. 0.300%, 04/28/23 (144A)	25,000,000	24,912,516
3.250%, 06/15/25	20,000,000	19,502,615
5.500%, 03/14/25 (144A)	25,000,000	25,489,300

		69,904,431

Electric—0.5%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	3,900,200

Electric—(Continued)
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	3,985,000

		7,885,200

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,068,300
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	2,280,009

		6,348,309

Total Corporate Bonds & Notes (Cost $89,016,460)		85,629,984

Mortgage-Backed Securities—2.9%

Collateralized Mortgage Obligations—1.7%
Alternative Loan Trust 4.961%, 1M LIBOR + 0.200%, 07/20/46 (b)	992,723	752,820
Banc of America Mortgage Trust 3.933%, 07/25/35 (b)	11,682	10,412
CIM Trust 1.425%, 07/25/61 (144A) (b)	2,589,554	2,224,757
Citigroup Mortgage Loan Trust 5.410%, 1Y H15 + 2.400%, 10/25/35 (b)	26,682	24,263
Countrywide Home Loan Reperforming Loan REMIC Trust 5.265%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	186,390	167,128
Credit Suisse Mortgage Trust 0.830%, 03/25/56 (144A) (b)	675,302	537,570
1.169%, 03/25/56 (144A) (b)	581,347	412,835
CSMC Trust 0.938%, 05/25/66 (144A) (b)	1,067,767	840,079
1.756%, 10/25/66 (144A) (b)	692,995	578,356
2.000%, 10/25/60 (144A) (b)	870,168	767,601
6.811%, SOFR30A + 2.500%, 10/25/66 (144A) † (b)	2,182,020	2,132,932
Ellington Financial Mortgage Trust 3.001%, 01/25/67 (144A) (b)	950,000	685,908
GMACM Mortgage Loan Trust 3.617%, 11/19/35 (b)	74,184	65,773
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	1,778,800	1,700,968
4.000%, 05/25/62 (144A) (b)	757,185	685,919
JPMorgan Mortgage Trust 3.500%, 10/25/48 (144A) (b)	412,259	369,783
3.549%, 06/25/34 (b)	43,529	39,334
Legacy Mortgage Asset Trust 2.250%, 07/25/67 (144A) (h)	779,680	708,609
MASTR Adjustable Rate Mortgages Trust 2.796%, 02/25/34 (b)	100,712	81,001
MASTR Reperforming Loan Trust 3.439%, 05/25/35 (144A) (b)	1,910,771	1,039,023
7.000%, 08/25/34 (144A)	196,706	150,669
Morgan Stanley Mortgage Loan Trust 2.999%, 07/25/35 (b)	51,237	43,382
4.985%, 1M LIBOR + 0.140%, 06/25/36 (b)	417,708	86,819

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust 1.156%, 11/27/56 (144A) (b)	594,367	$487,488
2.750%, 07/25/59 (144A) (b)	1,352,232	1,259,645
3.250%, 09/25/56 (144A) (b)	1,146,818	1,044,751
4.000%, 02/25/57 (144A) (b)	995,236	940,897
4.000%, 05/25/57 (144A) (b)	1,497,565	1,390,008
NovaStar Mortgage Funding Trust 0.506%, 1M LIBOR + 0.380%, 09/25/46 (b)	424,508	401,048
OBX Trust 1.054%, 07/25/61 (144A) (b)	731,609	556,285
Park Capital Management Trust 1.510%, 08/25/56 (144A) (b)	1,627,422	1,290,608
2.071%, 11/25/56 (144A) (b)	843,925	700,325
SACO I Trust 4.340%, 06/25/21 (144A) (b)	18,860	15,512
Structured Asset Mortgage Investments II Trust 5.205%, 1M LIBOR + 0.360%, 07/25/46 (b)	86,659	70,021
Structured Asset Securities Corp. 3.635%, 06/25/35 (144A) (b)	56,965	49,426
5.195%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,256,414	1,081,009
Towd Point Mortgage Trust 3.000%, 04/25/60 (144A) (b)	940,000	708,583
6.745%, 1M LIBOR + 1.900%, 05/25/58 (144A) (b)	950,000	906,675

		25,008,222

Commercial Mortgage - Backed Securities—1.2%
BANK 5.779%, 03/15/56	770,000	777,685
BLP Commercial Mortgage Trust 6.519%, 1M TSFR + 1.692%, 03/15/40 (144A) (b)	4,300,000	4,252,857
BX Trust 5.677%, 1M TSFR + 0.850%, 01/15/39 (144A) (b)	3,000,000	2,880,637
5.743%, 1M TSFR + 0.914%, 02/15/36 (144A) (b)	740,000	705,129
GS Mortgage Securities Trust 2.911%, 02/13/53	3,414,000	2,947,194
LAQ Mortgage Trust 6.741%, 1M LIBOR + 2.091%, 03/15/36 (144A) (b)	1,050,000	1,038,161
Morgan Stanley Bank of America Merrill Lynch Trust 3.459%, 12/15/49	3,129,700	2,932,052
MTN Commercial Mortgage Trust 6.224%, 1M TSFR + 1.397%, 03/15/39 (144A) (b)	2,980,000	2,935,774

		18,469,489

Total Mortgage-Backed Securities (Cost $47,865,797)		43,477,711

Asset-Backed Securities—0.1%

Asset-Backed - Home Equity—0.0%
Morgan Stanley Mortgage Loan Trust 4.995%, 1M LIBOR + 0.300%, 03/25/36 (b)	44,070	42,940
5.025%, 1M LIBOR + 0.180%, 12/25/36 (b)	113,499	44,021

		86,961

Security Description	Principal Amount*	Value

Asset-Backed - Other—0.1%
Structured Asset Investment Loan Trust 6.045%, 1M LIBOR + 1.200%, 08/25/34 (b)	842,464	$808,275
Structured Asset Securities Corp. Mortgage Loan Trust 5.065%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,562,615	108,514

		916,789

Total Asset-Backed Securities (Cost $2,965,429)		1,003,750

Short-Term Investments—1.3%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $16,680,998; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $17,011,678.	16,678,079	16,678,079

U.S. Treasury—0.2%
U.S. Treasury Bill 4.561%, 08/17/23 (d)	2,900,000	2,848,591

Total Short-Term Investments (Cost $19,528,566)		19,526,670

Securities Lending Reinvestments (i)—0.0%

Repurchase Agreements—0.0%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $40,016; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $40,800.	40,000	40,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $36,379; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $37,091.	36,364	36,364
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $40,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $40,816.	40,000	40,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $21,596; collateralized by various Common Stock with an aggregate market value of $23,989.	21,581	21,581

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $45,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 4.375%, maturity dates ranging from 10/31/24 - 08/15/31, and an aggregate market value of $45,900.	45,000	$45,000

		182,945

Mutual Funds—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (j)	35,000	35,000

Total Securities Lending Reinvestments (Cost $217,945)		217,945

Total Investments—102.6% (Cost $1,626,532,359)		1,513,376,521
Other assets and liabilities (net)—(2.6)%		(38,451,131)

Net Assets—100.0%		$1,474,925,390

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $2,132,932, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Interest only security.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal only security.
(d)	The rate shown represents current yield to maturity.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $565,697 and the collateral received consisted of cash in the amount of $217,945 and non-cash collateral with a value of $365,388. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $113,289,903, which is 7.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
CSMC Trust, 6.811%, 10/25/66	07/14/22	$2,182,020	$2,182,019	$2,132,932

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/21/23	112	USD	14,689,500	$611,134
U.S. Treasury Note 10 Year Futures	06/21/23	150	USD	17,238,281	258,912
U.S. Treasury Note 5 Year Futures	06/30/23	140	USD	15,331,094	(5,351)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/30/23	(164)	USD	(33,858,313)	9,005

Net Unrealized Appreciation					$873,700

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations—(Continued)

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,256,104,648	$—	$1,256,104,648
Total Foreign Government*	—	107,415,813	—	107,415,813
Total Corporate Bonds & Notes*	—	85,629,984	—	85,629,984
Total Mortgage-Backed Securities*	—	43,477,711	—	43,477,711
Total Asset-Backed Securities*	—	1,003,750	—	1,003,750
Total Short-Term Investments*	—	19,526,670	—	19,526,670
Securities Lending Reinvestments
Repurchase Agreements	—	182,945	—	182,945
Mutual Funds	35,000	—	—	35,000
Total Securities Lending Reinvestments	35,000	182,945	—	217,945
Total Investments	$35,000	$1,513,341,521	$—	$1,513,376,521

Collateral for Securities Loaned (Liability)	$—	$(217,945)	$—	$(217,945)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$879,051	$—	$—	$879,051
Futures Contracts (Unrealized Depreciation)	(5,351)	—	—	(5,351)
Total Futures Contracts	$873,700	$—	$—	$873,700

*	See Schedule of Investments for additional detailed categorizations.

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTII-292

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including , but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

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